UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Xtrackers High Beta High Yield Bond ETF

HYUP  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYUP	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the Solactive USD High Yield Corporates Total Market High Beta Index. The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market.

The Fund returned 13.58% for the period ended August 31, 2024. The Fund's underlying index returned 13.55% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 7.92% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 12.25%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Communications and Consumer Non-Cyclical.

Fund Performance

Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a broad-based index that represents the fund’s overall debt market. It replaces the Solactive USD High Yield Corporates Total Market Index as the Fund's broad-based index in compliance with updated regulatory requirements.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers High Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market High Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,000	$10,011	$9,939	$9,994
2/28/18	$9,905	$9,914	$9,845	$9,906
3/31/18	$9,808	$9,821	$9,895	$9,846
4/30/18	$9,908	$9,921	$9,829	$9,914
5/31/18	$9,934	$9,944	$9,882	$9,928
6/30/18	$10,000	$10,008	$9,868	$9,966
7/31/18	$10,134	$10,147	$9,889	$10,087
8/31/18	$10,206	$10,214	$9,937	$10,157
9/30/18	$10,275	$10,288	$9,895	$10,212
10/31/18	$10,045	$10,064	$9,812	$10,053
11/30/18	$9,932	$9,949	$9,856	$9,993
12/31/18	$9,621	$9,643	$10,010	$9,774
1/31/19	$10,158	$10,183	$10,148	$10,237
2/28/19	$10,373	$10,394	$10,159	$10,406
3/31/19	$10,467	$10,490	$10,343	$10,506
4/30/19	$10,646	$10,669	$10,357	$10,637
5/31/19	$10,433	$10,457	$10,516	$10,497
6/30/19	$10,744	$10,761	$10,665	$10,766
7/31/19	$10,800	$10,820	$10,696	$10,818
8/31/19	$10,805	$10,814	$10,939	$10,866
9/30/19	$10,820	$10,836	$10,891	$10,888
10/31/19	$10,855	$10,867	$10,926	$10,926
11/30/19	$10,858	$10,884	$10,924	$10,958
12/31/19	$11,190	$11,215	$10,940	$11,175
1/31/20	$11,125	$11,148	$11,137	$11,146
2/29/20	$10,877	$10,897	$11,304	$10,960
3/31/20	$9,552	$9,510	$11,083	$9,840
4/30/20	$9,785	$9,759	$11,305	$10,185
5/31/20	$10,307	$10,278	$11,410	$10,610
6/30/20	$10,363	$10,329	$11,506	$10,630
7/31/20	$10,906	$10,871	$11,708	$11,142
8/31/20	$11,063	$11,028	$11,640	$11,223
9/30/20	$10,929	$10,904	$11,619	$11,099
10/31/20	$10,933	$10,923	$11,578	$11,132
11/30/20	$11,521	$11,510	$11,729	$11,551
12/31/20	$11,824	$11,800	$11,769	$11,752
1/31/21	$11,856	$11,834	$11,695	$11,765
2/28/21	$11,902	$11,882	$11,544	$11,775
3/31/21	$11,973	$11,960	$11,410	$11,822
4/30/21	$12,108	$12,090	$11,506	$11,932
5/31/21	$12,129	$12,106	$11,550	$11,953
6/30/21	$12,283	$12,269	$11,634	$12,094
7/31/21	$12,292	$12,278	$11,751	$12,120
8/31/21	$12,358	$12,352	$11,743	$12,189
9/30/21	$12,371	$12,362	$11,643	$12,181
10/31/21	$12,313	$12,303	$11,633	$12,142
11/30/21	$12,140	$12,126	$11,647	$12,011
12/31/21	$12,449	$12,438	$11,639	$12,258
1/31/22	$12,059	$12,048	$11,384	$11,910
2/28/22	$11,948	$11,941	$11,229	$11,813
3/31/22	$11,859	$11,855	$10,928	$11,724
4/30/22	$11,331	$11,318	$10,520	$11,269
5/31/22	$11,322	$11,307	$10,578	$11,366
6/30/22	$10,394	$10,375	$10,367	$10,561
7/31/22	$11,131	$11,116	$10,627	$11,256
8/31/22	$10,805	$10,802	$10,351	$10,904
9/30/22	$10,315	$10,297	$9,905	$10,471
10/31/22	$10,715	$10,697	$9,796	$10,820
11/30/22	$10,882	$10,872	$10,162	$11,003
12/31/22	$10,768	$10,748	$10,127	$10,910
1/31/23	$11,274	$11,267	$10,441	$11,338
2/28/23	$11,130	$11,127	$10,185	$11,168
3/31/23	$11,151	$11,147	$10,424	$11,327
4/30/23	$11,257	$11,253	$10,487	$11,407
5/31/23	$11,118	$11,118	$10,379	$11,279
6/30/23	$11,424	$11,421	$10,362	$11,476
7/31/23	$11,622	$11,627	$10,373	$11,628
8/31/23	$11,681	$11,687	$10,310	$11,659
9/30/23	$11,558	$11,561	$10,064	$11,519
10/31/23	$11,319	$11,331	$9,913	$11,379
11/30/23	$11,879	$11,893	$10,359	$11,900
12/31/23	$12,426	$12,436	$10,752	$12,342
1/31/24	$12,379	$12,392	$10,727	$12,317
2/29/24	$12,467	$12,483	$10,598	$12,349
3/31/24	$12,612	$12,621	$10,702	$12,485
4/30/24	$12,470	$12,481	$10,452	$12,359
5/31/24	$12,608	$12,617	$10,625	$12,501
6/30/24	$12,712	$12,720	$10,722	$12,619
7/31/24	$13,041	$13,058	$10,966	$12,881
8/31/24	$13,266	$13,271	$11,127	$13,087

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers High Beta High Yield Bond ETF - NAV	13.58%	4.19%	4.35%
Xtrackers High Beta High Yield Bond ETF - Market	13.26%	4.18%	4.31%
Solactive USD High Yield Corporates Total Market High Beta Index	13.55%	4.18%	4.35%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.62%
Solactive USD High Yield Corporates Total Market Index	12.25%	3.79%	4.13%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	12,581,744
Number of Portfolio Holdings	610
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	24,084
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holding based data is subject to change.

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	2%
BB	50%
B	33%
CCC	14%

Sector Diversification

Sector	% of Net Assets
Communications	26%
Consumer, Cyclical	15%
Energy	14%
Consumer, Non-cyclical	13%
Financial	12%
Industrial	6%
Basic Materials	5%
Technology	4%
Utilities	2%
Diversified	0%

Geographic Diversification

Country	% of Net Assets
United States	79%
Canada	5%
Luxembourg	3%
United Kingdom	2%
France	2%
Other	7%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.35% to 0.20%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing involves risk, including the possible loss of principal. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYUP-TSRA

R-102629-1 (10/24) DBX006188 (10/25)

Xtrackers Low Beta High Yield Bond ETF

HYDW  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYDW	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the Solactive USD High Yield Corporates Total Market Low Beta Index. The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market.

The Fund returned 10.68% for the period ended August 31, 2024. The Fund's underlying index returned 10.78% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 7.92% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 12.25%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Capital Goods.

Fund Performance

Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a broad-based index that represents the fund’s overall debt market. It replaces The Solactive USD High Yield Corporates Total Market Index as the Fund's broad-based index in compliance with updated regulatory requirements.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Low Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Low Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$9,972	$9,980	$9,939	$9,994
2/28/18	$9,894	$9,899	$9,845	$9,906
3/31/18	$9,867	$9,877	$9,895	$9,846
4/30/18	$9,892	$9,905	$9,829	$9,914
5/31/18	$9,892	$9,906	$9,882	$9,928
6/30/18	$9,905	$9,913	$9,868	$9,966
7/31/18	$9,998	$10,011	$9,889	$10,087
8/31/18	$10,072	$10,083	$9,937	$10,157
9/30/18	$10,103	$10,115	$9,895	$10,212
10/31/18	$10,006	$10,027	$9,812	$10,053
11/30/18	$10,012	$10,029	$9,856	$9,993
12/31/18	$9,894	$9,912	$10,010	$9,774
1/31/19	$10,256	$10,278	$10,148	$10,237
2/28/19	$10,371	$10,394	$10,159	$10,406
3/31/19	$10,473	$10,497	$10,343	$10,506
4/30/19	$10,543	$10,569	$10,357	$10,637
5/31/19	$10,490	$10,513	$10,516	$10,497
6/30/19	$10,713	$10,737	$10,665	$10,766
7/31/19	$10,752	$10,779	$10,696	$10,818
8/31/19	$10,863	$10,882	$10,939	$10,866
9/30/19	$10,879	$10,901	$10,891	$10,888
10/31/19	$10,921	$10,944	$10,926	$10,926
11/30/19	$10,962	$10,988	$10,924	$10,958
12/31/19	$11,041	$11,073	$10,940	$11,175
1/31/20	$11,053	$11,082	$11,137	$11,146
2/29/20	$10,934	$10,959	$11,304	$10,960
3/31/20	$10,148	$10,121	$11,083	$9,840
4/30/20	$10,578	$10,564	$11,305	$10,185
5/31/20	$10,876	$10,853	$11,410	$10,610
6/30/20	$10,857	$10,838	$11,506	$10,630
7/31/20	$11,332	$11,316	$11,708	$11,142
8/31/20	$11,336	$11,324	$11,640	$11,223
9/30/20	$11,209	$11,195	$11,619	$11,099
10/31/20	$11,254	$11,240	$11,578	$11,132
11/30/20	$11,502	$11,494	$11,729	$11,551
12/31/20	$11,620	$11,609	$11,769	$11,752
1/31/21	$11,611	$11,601	$11,695	$11,765
2/28/21	$11,585	$11,574	$11,544	$11,775
3/31/21	$11,593	$11,590	$11,410	$11,822
4/30/21	$11,682	$11,677	$11,506	$11,932
5/31/21	$11,706	$11,699	$11,550	$11,953
6/30/21	$11,819	$11,815	$11,634	$12,094
7/31/21	$11,863	$11,857	$11,751	$12,120
8/31/21	$11,917	$11,920	$11,743	$12,189
9/30/21	$11,888	$11,891	$11,643	$12,181
10/31/21	$11,868	$11,870	$11,633	$12,142
11/30/21	$11,783	$11,783	$11,647	$12,011
12/31/21	$11,956	$11,957	$11,639	$12,258
1/31/22	$11,656	$11,658	$11,384	$11,910
2/28/22	$11,570	$11,570	$11,229	$11,813
3/31/22	$11,480	$11,482	$10,928	$11,724
4/30/22	$11,114	$11,114	$10,520	$11,269
5/31/22	$11,332	$11,332	$10,578	$11,366
6/30/22	$10,681	$10,676	$10,367	$10,561
7/31/22	$11,319	$11,312	$10,627	$11,256
8/31/22	$10,922	$10,922	$10,351	$10,904
9/30/22	$10,577	$10,568	$9,905	$10,471
10/31/22	$10,865	$10,861	$9,796	$10,820
11/30/22	$11,042	$11,045	$10,162	$11,003
12/31/22	$10,996	$10,986	$10,127	$10,910
1/31/23	$11,313	$11,314	$10,441	$11,338
2/28/23	$11,114	$11,117	$10,185	$11,168
3/31/23	$11,401	$11,406	$10,424	$11,327
4/30/23	$11,458	$11,462	$10,487	$11,407
5/31/23	$11,331	$11,341	$10,379	$11,279
6/30/23	$11,426	$11,435	$10,362	$11,476
7/31/23	$11,515	$11,529	$10,373	$11,628
8/31/23	$11,517	$11,531	$10,310	$11,659
9/30/23	$11,366	$11,375	$10,064	$11,519
10/31/23	$11,307	$11,322	$9,913	$11,379
11/30/23	$11,782	$11,803	$10,359	$11,900
12/31/23	$12,115	$12,134	$10,752	$12,342
1/31/24	$12,106	$12,131	$10,727	$12,317
2/29/24	$12,082	$12,107	$10,598	$12,349
3/31/24	$12,215	$12,240	$10,702	$12,485
4/30/24	$12,106	$12,133	$10,452	$12,359
5/31/24	$12,247	$12,276	$10,625	$12,501
6/30/24	$12,378	$12,407	$10,722	$12,619
7/31/24	$12,542	$12,577	$10,966	$12,881
8/31/24	$12,746	$12,773	$11,127	$13,087

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers Low Beta High Yield Bond ETF - NAV	10.68%	3.25%	3.72%
Xtrackers Low Beta High Yield Bond ETF - Market	10.62%	3.28%	3.72%
Solactive USD High Yield Corporates Total Market Low Beta Index	10.78%	3.26%	3.75%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.62%
Solactive USD High Yield Corporates Total Market Index	12.25%	3.79%	4.13%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	221,123,671
Number of Portfolio Holdings	510
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	430,579
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holding based data is subject to change.

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	7%
BB	80%
B	12%
CCC	0%

Sector Diversification

Sector	% of Net Assets
Consumer, Non-cyclical	22%
Consumer, Cyclical	21%
Industrial	14%
Financial	12%
Energy	11%
Technology	6%
Communications	5%
Basic Materials	4%
Utilities	3%

Geographic Diversification

Country	% of Net Assets
United States	86%
Canada	5%
Netherlands	2%
Other	5%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.25% to 0.20%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing involves risk, including the possible loss of principal. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYDW-TSRA

R-102630-1 (10/24) DBX006189 (10/25)

Xtrackers Risk Managed USD High Yield Strategy ETF

HYRM  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYRM	$24	0.23%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

This annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the Adaptive Wealth Strategies Risk Managed High Yield Index. The Underlying Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions.

The Fund returned 11.92% for the period ended August 31, 2024. The Fund's underlying index returned 12.25% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 7.92% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 12.25%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Communications.

Fund Performance

Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a broad-based index that represents the fund’s overall debt market. It replaces The Solactive USD High Yield Corporates Total Market Index as the Fund's broad-based index in compliance with updated regulatory requirements.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Risk Managed USD High Yield ETF - NAV	Adaptive Wealth Strategies Risk Managed High Yield Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
2/10/22	$10,000	$10,000	$10,000	$10,000
2/28/22	$9,949	$9,915	$10,044	$9,915
3/31/22	$9,830	$9,840	$9,774	$9,840
4/30/22	$9,409	$9,458	$9,410	$9,458
5/31/22	$9,589	$9,540	$9,462	$9,540
6/30/22	$8,898	$8,864	$9,272	$8,864
7/31/22	$9,483	$9,447	$9,506	$9,447
8/31/22	$9,087	$9,152	$9,258	$9,152
9/30/22	$8,761	$8,789	$8,860	$8,789
10/31/22	$9,057	$9,082	$8,762	$9,081
11/30/22	$9,343	$9,234	$9,089	$9,234
12/31/22	$9,178	$9,157	$9,058	$9,157
1/31/23	$9,521	$9,516	$9,339	$9,516
2/28/23	$9,347	$9,373	$9,110	$9,373
3/31/23	$9,550	$9,507	$9,323	$9,507
4/30/23	$9,558	$9,574	$9,380	$9,574
5/31/23	$9,436	$9,466	$9,283	$9,466
6/30/23	$9,624	$9,632	$9,269	$9,632
7/31/23	$9,723	$9,760	$9,278	$9,759
8/31/23	$9,747	$9,785	$9,222	$9,785
9/30/23	$9,601	$9,668	$9,002	$9,668
10/31/23	$9,503	$9,550	$8,867	$9,550
11/30/23	$9,941	$9,988	$9,266	$9,988
12/31/23	$10,269	$10,359	$9,617	$10,359
1/31/24	$10,273	$10,338	$9,594	$10,338
2/29/24	$10,305	$10,364	$9,479	$10,364
3/31/24	$10,415	$10,479	$9,572	$10,479
4/30/24	$10,281	$10,373	$9,349	$10,373
5/31/24	$10,437	$10,469	$9,504	$10,492
6/30/24	$10,498	$10,591	$9,591	$10,591
7/31/24	$10,741	$10,811	$9,808	$10,811
8/31/24	$10,908	$10,984	$9,953	$10,984

Fund/Index	1-Year	Since Inception 2/10/22
Xtrackers Risk Managed USD High Yield ETF - NAV	11.92%	3.46%
Xtrackers Risk Managed USD High Yield ETF - Market	11.88%	3.45%
Adaptive Wealth Strategies Risk Managed High Yield Index	12.25%	3.74%
Bloomberg U.S. Universal Bond Index	7.92%	-0.19%
Solactive USD High Yield Corporates Total Market Index	12.25%	3.74%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	42,722,249
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	98,548
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holding based data is subject to change.

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	4%
BB	63%
B	24%
CCC	8%

Sector Diversification

Sector	% of Net Assets
Communications	17%
Consumer, Cyclical	17%
Consumer, Non-cyclical	17%
Energy	13%
Financial	12%
Industrial	9%
Technology	5%
Basic Materials	5%
Utilities	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The Index Marks, trademarks and trade names, the Index and the Intellectual Property are licensed under an Agreement for use by DBX Advisors LLC (“Licensee”) and the Xtrackers Risk Managed USD High Yield Strategy ETF (the”Fund”). Such Index Marks, trademarks, trade names, Index and Intellectual Property have been created and developed by NorthCrest Asset Management LLC without regard to Licensee or the Fund, their business, and/or any prospective investor in the Fund.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYRM-TSRA

R-102631-1 (10/24) DBX006190 (10/25)

Xtrackers Short Duration High Yield Bond ETF

SHYL  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SHYL	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the Solactive USD High Yield Corporates Total Market 0-5 Year Index. The Underlying Index is designed to track the performance of short-term publicly issued US dollar denominated below investment grade corporate debt.

The Fund returned 11.25% for the period ended August 31, 2024. The Fund's underlying index returned 11.27% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 7.92% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 12.25%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical Consumer Non-Cyclical and Communications.

Fund Performance

Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a broad-based index that represents the fund’s overall debt market. It replaces The Solactive USD High Yield Corporates Total Market Index as the Fund's broad-based index in compliance with updated regulatory requirements.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Short Duration High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market 0-5 Year Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/10/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,019	$10,025	$9,952	$9,965
2/28/18	$9,978	$9,986	$9,857	$9,876
3/31/18	$9,954	$9,957	$9,907	$9,817
4/30/18	$10,016	$10,028	$9,841	$9,884
5/31/18	$10,055	$10,065	$9,895	$9,898
6/30/18	$10,093	$10,098	$9,880	$9,936
7/31/18	$10,188	$10,198	$9,901	$10,057
8/31/18	$10,247	$10,249	$9,950	$10,126
9/30/18	$10,308	$10,311	$9,907	$10,181
10/31/18	$10,177	$10,192	$9,824	$10,023
11/30/18	$10,140	$10,147	$9,868	$9,963
12/31/18	$9,939	$9,948	$10,023	$9,745
1/31/19	$10,315	$10,320	$10,161	$10,206
2/28/19	$10,458	$10,463	$10,172	$10,374
3/31/19	$10,514	$10,519	$10,356	$10,475
4/30/19	$10,597	$10,601	$10,370	$10,606
5/31/19	$10,504	$10,503	$10,529	$10,465
6/30/19	$10,676	$10,680	$10,678	$10,734
7/31/19	$10,714	$10,719	$10,710	$10,786
8/31/19	$10,735	$10,734	$10,952	$10,833
9/30/19	$10,741	$10,747	$10,905	$10,856
10/31/19	$10,761	$10,770	$10,940	$10,894
11/30/19	$10,747	$10,772	$10,938	$10,925
12/31/19	$10,931	$10,966	$10,954	$11,141
1/31/20	$10,905	$10,940	$11,151	$11,113
2/29/20	$10,763	$10,804	$11,318	$10,927
3/31/20	$9,732	$9,700	$11,097	$9,810
4/30/20	$9,926	$9,970	$11,319	$10,154
5/31/20	$10,241	$10,278	$11,425	$10,578
6/30/20	$10,314	$10,352	$11,520	$10,598
7/31/20	$10,699	$10,734	$11,722	$11,109
8/31/20	$10,796	$10,832	$11,655	$11,190
9/30/20	$10,721	$10,759	$11,634	$11,065
10/31/20	$10,753	$10,789	$11,592	$11,099
11/30/20	$11,119	$11,160	$11,743	$11,516
12/31/20	$11,308	$11,345	$11,784	$11,717
1/31/21	$11,357	$11,393	$11,710	$11,730
2/28/21	$11,420	$11,457	$11,559	$11,775
3/31/21	$11,499	$11,546	$11,424	$11,787
4/30/21	$11,594	$11,641	$11,520	$11,896
5/31/21	$11,634	$11,679	$11,564	$11,917
6/30/21	$11,721	$11,775	$11,648	$12,057
7/31/21	$11,715	$11,769	$11,765	$12,084
8/31/21	$11,753	$11,823	$11,758	$12,153
9/30/21	$11,768	$11,839	$11,657	$12,144
10/31/21	$11,773	$11,846	$11,648	$12,106
11/30/21	$11,673	$11,744	$11,662	$11,975
12/31/21	$11,832	$11,911	$11,654	$12,221
1/31/22	$11,644	$11,721	$11,398	$11,874
2/28/22	$11,586	$11,658	$11,243	$11,778
3/31/22	$11,556	$11,630	$10,941	$11,689
4/30/22	$11,308	$11,375	$10,533	$11,235
5/31/22	$11,355	$11,422	$10,591	$11,332
6/30/22	$10,759	$10,815	$10,380	$10,530
7/31/22	$11,280	$11,348	$10,641	$11,222
8/31/22	$11,065	$11,143	$10,364	$10,871
9/30/22	$10,795	$10,861	$9,917	$10,440
10/31/22	$11,101	$11,166	$9,809	$10,788
11/30/22	$11,245	$11,309	$10,174	$10,970
12/31/22	$11,205	$11,261	$10,140	$10,877
1/31/23	$11,541	$11,609	$10,454	$11,304
2/28/23	$11,445	$11,506	$10,197	$11,134
3/31/23	$11,544	$11,601	$10,437	$11,293
4/30/23	$11,634	$11,689	$10,500	$11,373
5/31/23	$11,539	$11,602	$10,392	$11,245
6/30/23	$11,731	$11,791	$10,375	$11,442
7/31/23	$11,848	$11,914	$10,386	$11,593
8/31/23	$11,910	$11,975	$10,323	$11,624
9/30/23	$11,850	$11,909	$10,077	$11,485
10/31/23	$11,724	$11,787	$9,925	$11,345
11/30/23	$12,132	$12,200	$10,372	$11,864
12/31/23	$12,512	$12,579	$10,766	$12,305
1/31/24	$12,501	$12,572	$10,740	$12,281
2/29/24	$12,580	$12,654	$10,611	$12,312
3/31/24	$12,683	$12,753	$10,715	$12,448
4/30/24	$12,594	$12,667	$10,465	$12,322
5/31/24	$12,714	$12,790	$10,638	$12,464
6/30/24	$12,823	$12,899	$10,736	$12,581
7/31/24	$13,055	$13,138	$10,979	$12,842
8/31/24	$13,250	$13,324	$11,141	$13,048

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 1/10/18
Xtrackers Short Duration High Yield Bond ETF - NAV	11.25%	4.30%	4.33%
Xtrackers Short Duration High Yield Bond ETF - Market	11.13%	4.36%	4.34%
Solactive USD High Yield Corporates Total Market 0-5 Year Index	11.27%	4.42%	4.41%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.64%
Solactive USD High Yield Corporates Total Market Index	12.25%	3.79%	4.08%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	103,573,358
Number of Portfolio Holdings	722
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	195,114
Modified duration to worst	2.6 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holding based data is subject to change.

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	4%
BB	61%
B	24%
CCC	10%

Sector Diversification

Sector	% of Net Assets
Consumer, Cyclical	19%
Communications	18%
Consumer, Non-cyclical	16%
Financial	12%
Energy	12%
Industrial	9%
Basic Materials	5%
Technology	5%
Utilities	3%
Diversified	0%

Geographic Diversification

Country	% of Net Assets
United States	80%
Canada	6%
United Kingdom	2%
Luxembourg	2%
Netherlands	2%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SHYL-TSRA

R-102632-1 (10/24) DBX006191 (10/25)

Xtrackers USD High Yield BB-B ex Financials ETF

BHYB  :  Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHYB	$19Footnote Reference(a)	0.21%

(a) Based on the period October 27, 2023 (commencement of operations) through August 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF ("the Fund") for the period October 27, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index. The Underlying Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The Fund returned 14.62% for the period ended August 31, 2024. The Fund's underlying index returned 14.74% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 15.63% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Energy.

Fund Performance

ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a broad-based index that represents the fund’s overall debt market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers USD High Yield BB-B ex Financials ETF - NAV	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index
10/27/23	$10,000	$10,000	$10,000
10/31/23	$10,047	$10,052	$10,036
11/30/23	$10,507	$10,515	$10,492
12/31/23	$10,856	$10,862	$10,877
1/31/24	$10,867	$10,876	$10,881
2/29/24	$10,864	$10,877	$10,913
3/31/24	$10,991	$11,002	$11,039
4/30/24	$10,883	$10,897	$10,933
5/31/24	$11,001	$11,012	$11,057
6/30/24	$11,108	$11,119	$11,160
7/31/24	$11,287	$11,302	$11,383
8/31/24	$11,462	$11,474	$11,563

Fund/Index	Since Inception 10/27/23
Xtrackers USD High Yield BB-B ex Financials ETF - NAV	14.62%
Xtrackers USD High Yield BB-B ex Financials ETF - Market	14.66%
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index	14.74%
Bloomberg U.S. Universal Bond Index	15.63%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	655,081,455
Number of Portfolio Holdings	1,425
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	927,914
Modified duration to worst	3.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holding based data is subject to change.

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	5%
BB	69%
B	25%

Sector Diversification

Sector	% of Net Assets
Consumer, Cyclical	22%
Consumer, Non-cyclical	16%
Energy	15%
Communications	13%
Industrial	12%
Basic Materials	6%
Technology	5%
Financial	5%
Utilities	4%
Diversified	0%

Geographic Diversification

Country	% of Net Assets
United States	83%
Canada	5%
United Kingdom	2%
Luxembourg	2%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (“Index”) for use by DBX Advisors LLC ("Advisor") in connection with Xtrackers USD High Yield BB-B ex Financials ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

BHYB-TSRA

R-102633-1 (10/24) DBX006192 (10/25)

Xtrackers USD High Yield Corporate Bond ETF

HYLB  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYLB	$7	0.07%

Gross expense ratio as of the latest prospectus: 0.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the Solactive USD High Yield Corporates Total Market Index. The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds.

The Fund returned 12.26% for the period ended August 31, 2024. The Fund's underlying index returned 12.25% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 7.92% during the same period, while the Fund's additional, more narrowly based index, the iBoxx USD Liquid High Yield  Index, returned 12.32%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Communications.

Fund Performance

Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a broad-based index that represents the fund’s overall debt market. It replaces the iBoxx USD Liquid High Yield Index as the Fund's broad-based index in compliance with updated regulatory requirements.

The iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe.

The iBoxx USD Liquid High Yield Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers USD High Yield Corporate Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	iBoxx USD Liquid High Yield Index
12/7/16	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,121	$10,132	$10,005	$10,086
1/31/17	$10,216	$10,243	$10,040	$10,195
2/28/17	$10,371	$10,396	$10,118	$10,348
3/31/17	$10,347	$10,374	$10,103	$10,320
4/30/17	$10,451	$10,474	$10,198	$10,422
5/31/17	$10,541	$10,568	$10,277	$10,523
6/30/17	$10,550	$10,578	$10,281	$10,534
7/31/17	$10,656	$10,693	$10,319	$10,647
8/31/17	$10,644	$10,684	$10,408	$10,630
9/30/17	$10,726	$10,762	$10,371	$10,713
10/31/17	$10,751	$10,795	$10,384	$10,745
11/30/17	$10,705	$10,753	$10,368	$10,703
12/31/17	$10,725	$10,771	$10,414	$10,723
1/31/18	$10,770	$10,823	$10,314	$10,771
2/28/18	$10,672	$10,727	$10,216	$10,671
3/31/18	$10,608	$10,663	$10,268	$10,612
4/30/18	$10,678	$10,736	$10,199	$10,694
5/31/18	$10,691	$10,751	$10,255	$10,713
6/30/18	$10,736	$10,792	$10,240	$10,759
7/31/18	$10,861	$10,923	$10,261	$10,888
8/31/18	$10,942	$10,999	$10,312	$10,969
9/30/18	$11,000	$11,059	$10,268	$11,028
10/31/18	$10,821	$10,887	$10,182	$10,850
11/30/18	$10,759	$10,822	$10,228	$10,797
12/31/18	$10,520	$10,584	$10,388	$10,564
1/31/19	$11,013	$11,086	$10,531	$11,069
2/28/19	$11,193	$11,268	$10,542	$11,248
3/31/19	$11,301	$11,377	$10,733	$11,356
4/30/19	$11,440	$11,519	$10,748	$11,502
5/31/19	$11,294	$11,367	$10,912	$11,343
6/30/19	$11,583	$11,658	$11,067	$11,631
7/31/19	$11,635	$11,715	$11,100	$11,698
8/31/19	$11,692	$11,767	$11,351	$11,750
9/30/19	$11,710	$11,791	$11,302	$11,785
10/31/19	$11,748	$11,832	$11,338	$11,831
11/30/19	$11,770	$11,866	$11,336	$11,880
12/31/19	$11,999	$12,101	$11,353	$12,112
1/31/20	$11,969	$12,070	$11,556	$12,071
2/29/20	$11,767	$11,868	$11,729	$11,872
3/31/20	$10,616	$10,656	$11,500	$10,659
4/30/20	$10,966	$11,029	$11,731	$11,038
5/31/20	$11,400	$11,489	$11,840	$11,502
6/30/20	$11,407	$11,511	$11,939	$11,485
7/31/20	$11,952	$12,066	$12,149	$12,035
8/31/20	$12,028	$12,154	$12,079	$12,126
9/30/20	$11,891	$12,019	$12,057	$11,974
10/31/20	$11,925	$12,055	$12,014	$12,015
11/30/20	$12,366	$12,508	$12,171	$12,467
12/31/20	$12,584	$12,726	$12,213	$12,677
1/31/21	$12,595	$12,740	$12,136	$12,706
2/28/21	$12,605	$12,752	$11,979	$12,713
3/31/21	$12,645	$12,802	$11,840	$12,763
4/30/21	$12,765	$12,921	$11,939	$12,889
5/31/21	$12,788	$12,944	$11,985	$12,917
6/30/21	$12,932	$13,096	$12,072	$13,062
7/31/21	$12,963	$13,125	$12,194	$13,087
8/31/21	$13,027	$13,200	$12,185	$13,170
9/30/21	$13,018	$13,190	$12,081	$13,148
10/31/21	$12,979	$13,149	$12,072	$13,111
11/30/21	$12,841	$13,007	$12,086	$12,969
12/31/21	$13,102	$13,274	$12,078	$13,244
1/31/22	$12,729	$12,897	$11,813	$12,865
2/28/22	$12,624	$12,792	$11,652	$12,777
3/31/22	$12,525	$12,696	$11,340	$12,664
4/30/22	$12,041	$12,203	$10,917	$12,167
5/31/22	$12,143	$12,308	$10,977	$12,285
6/30/22	$11,286	$11,437	$10,757	$11,412
7/31/22	$12,023	$12,189	$11,028	$12,194
8/31/22	$11,636	$11,808	$10,741	$11,772
9/30/22	$11,184	$11,340	$10,278	$11,333
10/31/22	$11,552	$11,717	$10,166	$11,689
11/30/22	$11,739	$11,915	$10,545	$11,950
12/31/22	$11,649	$11,814	$10,509	$11,824
1/31/23	$12,090	$12,278	$10,835	$12,292
2/28/23	$11,903	$12,094	$10,569	$12,092
3/31/23	$12,071	$12,266	$10,816	$12,253
4/30/23	$12,154	$12,353	$10,883	$12,352
5/31/23	$12,011	$12,214	$10,770	$12,196
6/30/23	$12,223	$12,428	$10,753	$12,403
7/31/23	$12,376	$12,592	$10,764	$12,575
8/31/23	$12,410	$12,626	$10,699	$12,602
9/30/23	$12,261	$12,474	$10,444	$12,450
10/31/23	$12,105	$12,322	$10,287	$12,286
11/30/23	$12,656	$12,887	$10,750	$12,856
12/31/23	$13,132	$13,366	$11,157	$13,350
1/31/24	$13,099	$13,339	$11,131	$13,317
2/29/24	$13,132	$13,373	$10,997	$13,349
3/31/24	$13,282	$13,521	$11,105	$13,503
4/30/24	$13,146	$13,384	$10,846	$13,360
5/31/24	$13,299	$13,538	$11,026	$13,521
6/30/24	$13,428	$13,665	$11,126	$13,654
7/31/24	$13,699	$13,948	$11,379	$13,936
8/31/24	$13,931	$14,172	$11,546	$14,154

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 12/7/16
Xtrackers USD High Yield Corporate Bond ETF - NAV	12.26%	3.57%	4.38%
Xtrackers USD High Yield Corporate Bond ETF - Market	12.15%	3.60%	4.38%
Solactive USD High Yield Corporates Total Market Index	12.25%	3.79%	4.61%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.88%
iBoxx USD Liquid High Yield Index	12.32%	3.79%	4.59%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	3,602,976,555
Number of Portfolio Holdings	1,122
Portfolio Turnover Rate (%)	31
Total Net Advisory Fees Paid ($)	2,310,564
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holding based data is subject to change.

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	4%
BB	64%
B	24%
CCC	8%

Sector Diversification

Sector	% of Net Assets
Consumer, Cyclical	18%
Communications	17%
Consumer, Non-cyclical	17%
Energy	13%
Financial	12%
Industrial	10%
Technology	5%
Basic Materials	5%
Utilities	3%
Diversified	0%

Geographic Diversification

Country	% of Net Assets
United States	83%
Canada	5%
Luxembourg	2%
Other	8%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective November 17, 2023, the Fund's contractual expense limitation to waive a portion of its unitary fee changed from 0.15% to 0.05%. The cap excludes certain expenses such as interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.20% to 0.05%. At the same time, the Board terminated the contractual expense limitation that capped the Fund’s operating expenses at the same level because of the redundancy.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYLB-TSRA

R-102634-1 (10/24) DBX006193 (10/25)

Xtrackers S&P 500 ESG ETF

SNPE  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPE	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P 500 ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the S&P 500®  ESG Index. The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500®  Index.

The Fund returned 26.79% for the period ended August 31, 2024. The Fund's underlying index returned 26.97% and the Fund's broad-based index the S&P 500® Index returned 27.14% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Health Care.

Fund Performance

S&P 500®  ESG Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500®  index.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P 500 ESG ETF - NAV	S&P 500® ESG Index (the Underlying Index)	S&P 500® Index
6/26/19	$10,000	$10,000	$10,000
8/31/19	$10,119	$10,122	$10,068
2/29/20	$10,401	$10,409	$10,262
8/31/20	$12,724	$12,744	$12,277
2/28/21	$13,728	$13,756	$13,473
8/31/21	$16,560	$16,601	$16,103
2/28/22	$16,493	$16,542	$15,681
8/31/22	$14,972	$15,024	$14,295
2/28/23	$15,163	$15,223	$14,475
8/31/23	$17,666	$17,746	$16,575
2/29/24	$19,969	$20,071	$18,883
8/31/24	$22,398	$22,532	$21,072

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 6/26/19
Xtrackers S&P 500 ESG ETF - NAV	26.79%	17.22%	16.83%
Xtrackers S&P 500 ESG ETF - Market	26.76%	17.22%	16.81%
S&P 500® ESG Index	26.97%	17.36%	16.95%
S&P 500® Index	27.14%	0.00%	15.45%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	1,413,116,481
Number of Portfolio Holdings	321
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	1,055,945

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	42.7% of Net Assets
Apple, Inc.	9.6%
Microsoft Corp.	9.1%
NVIDIA Corp.	8.6%
Alphabet, Inc.	5.2%
Eli Lilly & Co.	2.2%
JPMorgan Chase & Co.	1.9%
Tesla, Inc.	1.7%
UnitedHealth Group, Inc.	1.6%
Exxon Mobil Corp.	1.5%
Visa, Inc.	1.3%

Sector Diversification

Sector	% of Net Assets
Information Technology	34%
Financials	14%
Health Care	13%
Industrials	8%
Communication Services	7%
Consumer Staples	7%
Consumer Discretionary	7%
Energy	4%
Real Estate	3%
Materials	2%
Utilities	1%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.11% to 0.10%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPE-TSRA

R-102664-1 (10/24) DBX006201 (10/25)

Xtrackers S&P 500 Growth ESG ETF

SNPG  :  Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPG	$17	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P 500 Growth ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the S&P 500® Growth ESG Index. The Underlying Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Growth Index.

The Fund returned 31.22% for the period ended August 31, 2024. The Fund's underlying index returned 31.45% and the Fund's broad-based index the S&P 500® Index returned 27.14% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Communication Services. The Energy sector was the only negative contributor to performance.

Fund Performance

S&P 500® Growth ESG Index is a  market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Growth Index.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P 500 Growth ESG ETF - NAV	S&P 500® Growth ESG Index (the Underlying Index)	S&P 500® Index
11/9/22	$10,000	$10,000	$10,000
11/30/22	$10,838	$10,840	$10,676
12/31/22	$9,962	$9,963	$10,061
1/31/23	$10,853	$10,856	$10,693
2/28/23	$10,616	$10,620	$10,432
3/31/23	$11,477	$11,486	$10,815
4/30/23	$11,694	$11,704	$10,984
5/31/23	$12,037	$12,050	$11,031
6/30/23	$12,766	$12,782	$11,760
7/31/23	$13,233	$13,251	$12,138
8/31/23	$13,221	$13,241	$11,945
9/30/23	$12,635	$12,655	$11,375
10/31/23	$12,322	$12,342	$11,136
11/30/23	$13,327	$13,352	$12,153
12/31/23	$13,787	$13,815	$12,705
1/31/24	$14,182	$14,213	$12,919
2/29/24	$15,206	$15,241	$13,609
3/31/24	$15,595	$15,635	$14,047
4/30/24	$15,144	$15,184	$13,473
5/31/24	$16,096	$16,141	$14,141
6/30/24	$17,044	$17,094	$14,648
7/31/24	$16,848	$16,901	$14,827
8/31/24	$17,349	$17,406	$15,186

Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 500 Growth ESG ETF - NAV	31.22%	35.56%
Xtrackers S&P 500 Growth ESG ETF - Market	31.16%	35.47%
S&P 500® Growth ESG Index	31.45%	35.74%
S&P 500® Index	27.14%	25.91%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	12,817,192
Number of Portfolio Holdings	136
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	12,616

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	58.1% of Net Assets
Apple, Inc.	9.2%
NVIDIA Corp.	8.7%
Microsoft Corp.	8.4%
Meta Platforms, Inc.	8.3%
Alphabet, Inc.	8.1%
Eli Lilly & Co.	5.0%
Tesla, Inc.	4.3%
Visa, Inc.	2.1%
Mastercard, Inc.	2.1%
Adobe, Inc.	1.9%

Sector Diversification

Sector	% of Net Assets
Information Technology	35%
Communication Services	17%
Health Care	11%
Consumer Discretionary	11%
Industrials	9%
Financials	7%
Consumer Staples	5%
Energy	2%
Materials	2%
Real Estate	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPG-TSRA

R-102665-1 (10/24) DBX006202 (10/25)

Xtrackers S&P 500 Value ESG ETF

SNPV  :  Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPV	$17	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P 500 Value ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the S&P 500® Value ESG Index. The Underlying Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Value Index.

The Fund returned 22.45% for the period ended August 31, 2024. The Fund's underlying index returned 22.69% and the Fund's broad-based index the S&P 500® Index returned 27.14% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Health Care and Industrials. The Energy sector was the only negative contributor to performance.

Fund Performance

S&P 500® Value ESG Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® value index.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P 500 Value ESG ETF - NAV	S&P 500® Value ESG Index (the Underlying Index)	S&P 500® Index
11/9/22	$10,000	$10,000	$10,000
11/30/22	$10,521	$10,523	$10,676
12/31/22	$10,105	$10,108	$10,061
1/31/23	$10,642	$10,646	$10,693
2/28/23	$10,288	$10,294	$10,432
3/31/23	$10,231	$10,238	$10,815
4/30/23	$10,302	$10,309	$10,984
5/31/23	$10,068	$10,076	$11,031
6/30/23	$10,746	$10,758	$11,760
7/31/23	$11,106	$11,120	$12,138
8/31/23	$10,790	$10,805	$11,945
9/30/23	$10,261	$10,275	$11,375
10/31/23	$10,119	$10,135	$11,136
11/30/23	$11,114	$11,134	$12,153
12/31/23	$11,720	$11,743	$12,705
1/31/24	$11,716	$11,740	$12,919
2/29/24	$12,096	$12,123	$13,609
3/31/24	$12,699	$12,730	$14,047
4/30/24	$12,081	$12,113	$13,473
5/31/24	$12,406	$12,442	$14,141
6/30/24	$12,321	$12,358	$14,648
7/31/24	$12,893	$12,933	$14,827
8/31/24	$13,212	$13,257	$15,186

Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 500 Value ESG ETF - NAV	22.45%	16.63%
Xtrackers S&P 500 Value ESG ETF - Market	22.41%	16.58%
S&P 500® Value ESG Index	22.69%	16.82%
S&P 500® Index	27.14%	25.91%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	6,391,660
Number of Portfolio Holdings	279
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	8,631

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	20.8% of Net Assets
JPMorgan Chase & Co.	4.6%
UnitedHealth Group, Inc.	2.4%
Walmart, Inc.	2.3%
Bank of America Corp.	2.0%
Chevron Corp.	1.8%
Procter & Gamble Co.	1.7%
Home Depot, Inc.	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.5%
Abbott Laboratories	1.4%

Sector Diversification

Sector	% of Net Assets
Financials	26%
Health Care	20%
Consumer Staples	10%
Industrials	9%
Information Technology	7%
Consumer Discretionary	6%
Real Estate	5%
Energy	5%
Communication Services	4%
Materials	4%
Utilities	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPV-TSRA

R-102666-1 (10/24) DBX006203 (10/25)

Xtrackers S&P ESG Dividend Aristocrats ETF

SNPD  :  Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPD	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P ESG Dividend Aristocrats ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the S&P ESG High Yield Dividend Aristocrats® Index. The Underlying Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats® Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats® Index measures the performance of companies within the S&P Composite 1500® Index that have followed a policy of consistently increasing dividends every year for at least 20 years.

The Fund returned 14.15% for the period ended August 31, 2024. The Fund's underlying index returned 14.37% and the Fund's broad-based index the S&P Composite 1500® Index returned 26.42% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Utilities and Information Technology. The Consumer Discretionary sector was the only negative contributor to performance.

Fund Performance

S&P ESG High Yield Dividend Aristocrats® Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats® Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats® Index measures the performance of companies within the S&P Composite 1500® Index that have followed a policy of consistently increasing dividends every year for at least 20 years.

S&P Composite 1500® Index is a broad measure of the U.S. equity market which covers approximately 90% of the market capitalization of US stocks and includes all stocks in the S&P 500®, S&P 400® and S&P 600® Indices.

The S&P Composite 1500® Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P ESG Dividend Aristocrats ETF - NAV	S&P ESG High Yield Dividend Aristocrats® Index (the Underlying Index)	S&P Composite 1500® Index
11/9/22	$10,000	$10,000	$10,000
11/30/22	$10,554	$10,556	$10,668
12/31/22	$10,204	$10,206	$10,052
1/31/23	$10,428	$10,432	$10,709
2/28/23	$10,093	$10,098	$10,456
3/31/23	$10,060	$10,063	$10,772
4/30/23	$10,192	$10,196	$10,914
5/31/23	$9,556	$9,560	$10,934
6/30/23	$10,219	$10,225	$11,676
7/31/23	$10,582	$10,591	$12,064
8/31/23	$10,201	$10,210	$11,855
9/30/23	$9,650	$9,659	$11,283
10/31/23	$9,300	$9,309	$11,015
11/30/23	$9,857	$9,869	$12,014
12/31/23	$10,457	$10,473	$12,612
1/31/24	$10,414	$10,430	$12,781
2/29/24	$10,640	$10,659	$13,461
3/31/24	$11,154	$11,176	$13,912
4/30/24	$10,745	$10,769	$13,324
5/31/24	$10,908	$10,934	$13,980
6/30/24	$10,718	$10,744	$14,422
7/31/24	$11,295	$11,325	$14,666
8/31/24	$11,644	$11,677	$14,987

Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P ESG Dividend Aristocrats ETF - NAV	14.15%	8.77%
Xtrackers S&P ESG Dividend Aristocrats ETF - Market	14.13%	8.76%
S&P ESG High Yield Dividend Aristocrats® Index	14.37%	8.92%
S&P Composite 1500® Index	26.42%	24.99%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	5,569,686
Number of Portfolio Holdings	88
Portfolio Turnover Rate (%)	36
Total Net Advisory Fees Paid ($)	7,599

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	23.5% of Net Assets
Best Buy Co., Inc.	3.1%
Realty Income Corp.	2.5%
AbbVie, Inc.	2.5%
Edison International	2.4%
T. Rowe Price Group, Inc.	2.4%
Eversource Energy	2.3%
International Business Machines Corp.	2.2%
Essex Property Trust, Inc.	2.1%
Federal Realty Investment Trust	2.0%
Kimberly-Clark Corp.	2.0%

Sector Diversification

Sector	% of Net Assets
Consumer Staples	19%
Industrials	17%
Utilities	11%
Financials	9%
Health Care	8%
Materials	8%
Information Technology	8%
Consumer Discretionary	8%
Real Estate	7%
Energy	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPD-TSRA

R-102667-1 (10/24) DBX006204 (10/25)

Xtrackers S&P MidCap 400 ESG ETF

MIDE  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MIDE	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P MidCap 400 ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the S&P MidCap 400® ESG Index. The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400® Index.

The Fund returned 16.70% for the period ended August 31, 2024. The Fund's underlying index returned 16.92% and the Fund's broad-based index the S&P Composite 1500® Index returned 26.42% during the same period, while the Fund's additional, more narrowly based index, the S&P MidCap 400® Index, returned 18.75%.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Consumer Discretionary and Industrials. The Communication Services and Energy were negative contributors to performance.

Fund Performance

S&P MidCap 400® ESG Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400® Index.

S&P Composite 1500® Index is a broad measure of the U.S. equity market which covers approximately 90% of the market capitalization of U.S. stocks and includes all stocks in the S&P 500®, S&P 400® and S&P 600® Indices.

The S&P Composite 1500® Index is a broad-based index that represents the Fund’s overall equity market. It replaces the S&P MidCap 400® Index as the Fund's broad-based index in compliance with updated regulatory requirements.

S&P MidCap 400® Index seeks to measure the mid-cap segment of the U.S. equity market. The index is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

The S&P MidCap 400® Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P MidCap 400 ESG ETF - NAV	S&P MidCap 400® ESG Index (the Underlying Index)	S&P Composite 1500® Index	S&P MidCap 400® Index
2/24/21	$10,000	$10,000	$10,000	$10,000
2/21	$9,864	$9,864	$9,708	$9,867
8/21	$10,992	$11,001	$11,521	$10,949
2/22	$10,754	$10,769	$11,217	$10,654
8/22	$9,932	$9,954	$10,230	$9,813
2/23	$10,852	$10,889	$10,410	$10,587
8/23	$10,944	$10,988	$11,804	$10,864
2/24	$11,839	$11,897	$13,403	$11,969
8/24	$12,771	$12,846	$14,922	$12,901

Fund/Index	1-Year	Since Inception 2/24/21
Xtrackers S&P MidCap 400 ESG ETF - NAV	16.70%	7.20%
Xtrackers S&P MidCap 400 ESG ETF - Market	16.73%	7.20%
S&P MidCap 400® ESG Index	16.92%	7.37%
S&P Composite 1500® Index	26.42%	12.06%
S&P MidCap 400® Index	18.75%	7.50%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	6,113,066
Number of Portfolio Holdings	283
Portfolio Turnover Rate (%)	35
Total Net Advisory Fees Paid ($)	13,578

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	8.6% of Net Assets
Carlisle Cos., Inc.	1.0%
Lennox International, Inc.	1.0%
EMCOR Group, Inc.	0.9%
Williams-Sonoma, Inc.	0.9%
Burlington Stores, Inc.	0.8%
United Therapeutics Corp.	0.8%
Tenet Healthcare Corp.	0.8%
Manhattan Associates, Inc.	0.8%
Pure Storage, Inc.	0.8%
Watsco, Inc.	0.8%

Sector Diversification

Sector	% of Net Assets
Industrials	21%
Financials	18%
Consumer Discretionary	15%
Information Technology	10%
Health Care	8%
Real Estate	8%
Materials	7%
Energy	5%
Consumer Staples	3%
Utilities	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

MIDE-TSRA

R-102669-1 (10/24) DBX006205 (10/25)

Xtrackers FTSE Developed ex US Multifactor ETF

DEEF  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEEF	$26	0.24%

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the FTSE Developed ex US Comprehensive Factor Index. The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States).

The Fund returned 17.65% for the period ended August 31, 2024. The Fund's underlying index returned 18.11% and the Fund's broad-based index the FTSE Developed ex US Net Tax (US RIC) Index returned 18.97% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Consumer Discretionary. From a geographical perspective, all countries contributed positively to performance during the period with the greatest contribution coming from Japan, United Kingdom and Australia.

Fund Performance

FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US New Tax (US RIC) Index.

The FTSE Developed ex US Net Tax (US RIC) Index is comprised of large- and mid-capitalization equity securities from developed markets (except the United States).

The FTSE Developed ex US Net Tax (US RIC) Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers FTSE Developed ex US Multifactor ETF - NAV	FTSE Developed ex US Comprehensive Factor Index (the Underlying Index)	FTSE Developed ex US Net Tax (US RIC) Index
11/24/15	$10,000	$10,000	$10,000
11/30/15	$9,992	$9,987	$9,987
12/31/15	$9,912	$9,940	$9,823
1/31/16	$9,360	$9,403	$9,144
2/29/16	$9,340	$9,370	$9,003
3/31/16	$10,017	$10,075	$9,651
4/30/16	$10,214	$10,270	$9,943
5/31/16	$10,150	$10,232	$9,831
6/30/16	$9,882	$9,979	$9,554
7/31/16	$10,390	$10,488	$10,033
8/31/16	$10,321	$10,398	$10,059
9/30/16	$10,480	$10,594	$10,186
10/31/16	$10,099	$10,218	$9,983
11/30/16	$9,814	$9,934	$9,812
12/31/16	$10,042	$10,165	$10,126
1/31/17	$10,342	$10,471	$10,443
2/28/17	$10,525	$10,669	$10,586
3/31/17	$10,725	$10,876	$10,866
4/30/17	$11,047	$11,204	$11,108
5/31/17	$11,429	$11,595	$11,507
6/30/17	$11,471	$11,636	$11,523
7/31/17	$11,792	$11,964	$11,866
8/31/17	$11,887	$12,061	$11,854
9/30/17	$12,136	$12,309	$12,161
10/31/17	$12,413	$12,603	$12,379
11/30/17	$12,560	$12,762	$12,515
12/31/17	$12,811	$13,010	$12,752
1/31/18	$13,318	$13,546	$13,337
2/28/18	$12,797	$13,026	$12,701
3/31/18	$12,616	$12,855	$12,494
4/30/18	$12,842	$13,094	$12,806
5/31/18	$12,746	$13,003	$12,550
6/30/18	$12,488	$12,742	$12,374
7/31/18	$12,652	$12,913	$12,651
8/31/18	$12,519	$12,780	$12,437
9/30/18	$12,561	$12,828	$12,535
10/31/18	$11,530	$11,777	$11,491
11/30/18	$11,530	$11,781	$11,502
12/31/18	$11,068	$11,307	$10,924
1/31/19	$11,891	$12,152	$11,713
2/28/19	$12,061	$12,328	$11,983
3/31/19	$12,138	$12,414	$12,030
4/30/19	$12,230	$12,508	$12,357
5/31/19	$11,787	$12,057	$11,749
6/30/19	$12,323	$12,605	$12,453
7/31/19	$12,192	$12,479	$12,285
8/31/19	$11,953	$12,239	$11,972
9/30/19	$12,242	$12,540	$12,338
10/31/19	$12,647	$12,957	$12,757
11/30/19	$12,760	$13,077	$12,899
12/31/19	$13,128	$13,457	$13,357
1/31/20	$12,945	$13,274	$13,068
2/29/20	$11,769	$12,066	$11,916
3/31/20	$10,032	$10,287	$10,268
4/30/20	$10,836	$11,116	$11,000
5/31/20	$11,409	$11,709	$11,488
6/30/20	$11,648	$11,950	$11,896
7/31/20	$12,089	$12,404	$12,228
8/31/20	$12,847	$13,185	$12,864
9/30/20	$12,648	$12,989	$12,553
10/31/20	$12,221	$12,551	$12,083
11/30/20	$13,595	$13,964	$13,953
12/31/20	$14,228	$14,616	$14,685
1/31/21	$14,131	$14,521	$14,557
2/28/21	$14,142	$14,533	$14,901
3/31/21	$14,686	$15,105	$15,277
4/30/21	$15,095	$15,531	$15,755
5/31/21	$15,543	$15,999	$16,329
6/30/21	$15,419	$15,873	$16,138
7/31/21	$15,582	$16,056	$16,186
8/31/21	$15,762	$16,243	$16,431
9/30/21	$15,264	$15,742	$15,939
10/31/21	$15,462	$15,947	$16,341
11/30/21	$14,767	$15,231	$15,571
12/31/21	$15,549	$16,048	$16,373
1/31/22	$14,729	$15,203	$15,602
2/28/22	$14,629	$15,109	$15,379
3/31/22	$14,718	$15,210	$15,538
4/30/22	$13,930	$14,405	$14,536
5/31/22	$13,860	$14,330	$14,654
6/30/22	$12,631	$13,062	$13,235
7/31/22	$13,191	$13,644	$13,891
8/31/22	$12,649	$13,089	$13,270
9/30/22	$11,280	$11,677	$11,975
10/31/22	$11,639	$12,050	$12,629
11/30/22	$12,795	$13,245	$14,005
12/31/22	$12,889	$13,349	$13,941
1/31/23	$13,714	$14,203	$15,083
2/28/23	$13,385	$13,869	$14,690
3/31/23	$13,692	$14,198	$15,018
4/30/23	$13,994	$14,509	$15,423
5/31/23	$13,434	$13,934	$14,841
6/30/23	$13,994	$14,514	$15,505
7/31/23	$14,527	$15,069	$16,039
8/31/23	$14,114	$14,649	$15,411
9/30/23	$13,703	$14,236	$14,888
10/31/23	$13,103	$13,614	$14,247
11/30/23	$14,297	$14,857	$15,627
12/31/23	$15,093	$15,688	$16,496
1/31/24	$15,041	$15,636	$16,471
2/29/24	$15,173	$15,775	$16,792
3/31/24	$15,626	$16,256	$17,364
4/30/24	$15,268	$15,892	$16,902
5/31/24	$15,689	$16,332	$17,485
6/30/24	$15,363	$15,998	$17,250
7/31/24	$16,119	$16,794	$17,808
8/31/24	$16,606	$17,302	$18,335

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 11/24/15
Xtrackers FTSE Developed ex US Multifactor ETF - NAV	17.65%	6.80%	5.95%
Xtrackers FTSE Developed ex US Multifactor ETF - Market	17.70%	6.81%	5.93%
FTSE Developed ex US Comprehensive Factor Index	18.11%	7.17%	6.44%
FTSE Developed ex US Net Tax (US RIC) Index	18.97%	8.90%	7.15%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	55,810,640
Number of Portfolio Holdings	1,198
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	135,177

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	7.5% of Net Assets
Tesco PLC (United Kingdom)	1.0%
3i Group PLC (United Kingdom)	1.0%
ENEOS Holdings, Inc. (Japan)	0.8%
Tokyo Gas Co. Ltd. (Japan)	0.7%
Trelleborg AB (Sweden)	0.7%
Industrivarden AB (Sweden)	0.7%
E.ON SE (Germany)	0.7%
DCC PLC (Ireland)	0.7%
Keppel Ltd. (Singapore)	0.6%
Singapore Airlines Ltd. (Singapore)	0.6%

Sector Diversification

Sector	% of Net Assets
Industrials	27%
Consumer Discretionary	12%
Financials	12%
Materials	10%
Consumer Staples	10%
Utilities	7%
Information Technology	5%
Health Care	5%
Energy	4%
Communication Services	4%
Real Estate	3%

Geographic Diversification

Country	% of Net Assets
Japan	32%
United Kingdom	11%
Australia	9%
Sweden	6%
South Korea	5%
Switzerland	5%
Canada	4%
France	4%
Germany	4%
Singapore	3%
Netherlands	3%
Other	13%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.35% to 0.24%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Because the Fund seeks to provide exposure to stocks based on the following multifactors – value, momentum, quality, low volatility and size – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DEEF-TSRA

R-102612-1 (10/24) DBX006184 (10/25)

Xtrackers MSCI Kokusai Equity ETF

KOKU  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOKU	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI Kokusai Index. The Underlying is also known as the MSCI World ex Japan Index. The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan).

The Fund returned 25.07% for the period ended August 31, 2024. The Fund's underlying index returned 24.74% and the Fund's broad-based index the MSCI World Index returned 24.43% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Health Care. From a geographical perspective, most countries contributed positively to performance during the period with the greatest contribution coming from United States, United Kingdom and Canada. Hong Kong was the only negative contributor to performance.

Fund Performance

MSCI Kokusai Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index.

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Kokusai Equity ETF - NAV	MSCI Kokusai Index (the Underlying Index)	MSCI World Index
4/8/20	$10,000	$10,000	$10,000
8/20	$13,166	$13,148	$13,043
2/21	$14,672	$14,634	$14,572
8/21	$17,231	$17,160	$16,925
2/22	$16,482	$16,395	$16,138
8/22	$14,723	$14,620	$14,374
2/23	$15,348	$15,215	$14,955
8/23	$17,082	$16,904	$16,616
2/24	$19,215	$18,992	$18,687
8/24	$21,364	$21,086	$20,677

Fund/Index	1-Year	Since Inception 4/8/20
Xtrackers MSCI Kokusai Equity ETF - NAV	25.07%	18.83%
Xtrackers MSCI Kokusai Equity ETF - Market	25.14%	18.81%
MSCI Kokusai Index	24.74%	18.46%
MSCI World Index	24.43%	17.94%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	603,092,260
Number of Portfolio Holdings	1,216
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	492,045

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	24.6% of Net Assets
Apple, Inc. (United States)	5.1%
Microsoft Corp. (United States)	4.5%
NVIDIA Corp. (United States)	4.5%
Amazon.com, Inc. (United States)	2.6%
Meta Platforms, Inc. (United States)	1.8%
Alphabet, Inc. (United States)	1.5%
Alphabet, Inc. (United States)	1.3%
Eli Lilly & Co. (United States)	1.2%
Broadcom, Inc. (United States)	1.1%
JPMorgan Chase & Co. (United States)	1.0%

Sector Diversification

Sector	% of Net Assets
Information Technology	25%
Financials	16%
Health Care	13%
Industrials	10%
Consumer Discretionary	9%
Communication Services	7%
Consumer Staples	7%
Materials	4%
Energy	4%
Utilities	3%
Real Estate	2%

Geographic Diversification

Country	% of Net Assets
United States	74%
United Kingdom	4%
Canada	3%
Switzerland	3%
France	3%
Germany	2%
Australia	2%
Netherlands	2%
Other	7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of a fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

KOKU-TSRA

R-102626-1 (10/24) DBX006185 (10/25)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

QARP  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QARP	$21	0.19%

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Russell 1000® 2Qual/Val 5% Capped Factor Index. The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 21.45% for the period ended August 31, 2024. The Fund's underlying index returned 21.72% and the Fund's broad-based index the Russell 1000® Index returned 26.60% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Consumer Staples.

Fund Performance

Russell 1000® 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Russell 1000® 2Qual/Val 5% Capped Factor Index are derived from its starting universe, the Russell 1000® Index.

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe, is a subset of the Russell 3000® Index and  represents approximately 93% of the US equity market.

The Russell 1000® Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Russell 1000 US QARP ETF - NAV	Russell 1000® 2Qual/Val 5% Capped Factor Index (the Underlying Index)	Russell 1000® Index
4/5/18	$10,000	$10,000	$10,000
4/30/18	$9,948	$9,950	$10,023
5/31/18	$10,184	$10,188	$10,279
6/30/18	$10,253	$10,259	$10,346
7/31/18	$10,620	$10,628	$10,703
8/31/18	$10,953	$10,965	$11,072
9/30/18	$11,023	$11,036	$11,114
10/31/18	$10,326	$10,339	$10,327
11/30/18	$10,481	$10,497	$10,537
12/31/18	$9,525	$9,539	$9,578
1/31/19	$10,273	$10,290	$10,380
2/28/19	$10,630	$10,650	$10,732
3/31/19	$10,776	$10,797	$10,919
4/30/19	$11,086	$11,109	$11,359
5/31/19	$10,312	$10,334	$10,636
6/30/19	$11,057	$11,083	$11,382
7/31/19	$11,294	$11,322	$11,559
8/31/19	$11,063	$11,097	$11,347
9/30/19	$11,296	$11,352	$11,544
10/31/19	$11,618	$11,674	$11,789
11/30/19	$12,085	$12,147	$12,234
12/31/19	$12,441	$12,506	$12,587
1/31/20	$12,209	$12,275	$12,601
2/29/20	$11,200	$11,261	$11,571
3/31/20	$9,680	$9,732	$10,042
4/30/20	$10,986	$11,047	$11,369
5/31/20	$11,655	$11,722	$11,969
6/30/20	$11,829	$11,899	$12,234
7/31/20	$12,252	$12,325	$12,950
8/31/20	$13,134	$13,216	$13,901
9/30/20	$12,626	$12,706	$13,393
10/31/20	$12,236	$12,314	$13,070
11/30/20	$13,746	$13,835	$14,609
12/31/20	$14,271	$14,365	$15,226
1/31/21	$14,135	$14,229	$15,101
2/28/21	$14,822	$14,926	$15,538
3/31/21	$15,663	$15,780	$16,126
4/30/21	$16,337	$16,462	$16,995
5/31/21	$16,547	$16,676	$17,075
6/30/21	$16,930	$17,064	$17,503
7/31/21	$17,310	$17,450	$17,867
8/31/21	$17,766	$17,914	$18,384
9/30/21	$16,863	$17,004	$17,539
10/31/21	$17,888	$18,040	$18,756
11/30/21	$17,806	$17,961	$18,505
12/31/21	$18,779	$18,946	$19,254
1/31/22	$17,859	$18,021	$18,169
2/28/22	$17,341	$17,502	$17,670
3/31/22	$17,989	$18,158	$18,266
4/30/22	$16,709	$16,874	$16,638
5/31/22	$16,676	$16,840	$16,613
6/30/22	$15,349	$15,504	$15,222
7/31/22	$16,630	$16,800	$16,639
8/31/22	$16,020	$16,184	$16,000
9/30/22	$14,601	$14,752	$14,520
10/31/22	$15,897	$16,064	$15,684
11/30/22	$16,962	$17,145	$16,533
12/31/22	$16,056	$16,231	$15,572
1/31/23	$16,984	$17,173	$16,616
2/28/23	$16,454	$16,639	$16,220
3/31/23	$17,192	$17,388	$16,733
4/30/23	$17,510	$17,712	$16,941
5/31/23	$17,313	$17,515	$17,020
6/30/23	$18,420	$18,640	$18,169
7/31/23	$19,083	$19,316	$18,794
8/31/23	$18,845	$19,078	$18,465
9/30/23	$18,231	$18,461	$17,597
10/31/23	$17,659	$17,884	$17,172
11/30/23	$18,862	$19,106	$18,776
12/31/23	$19,703	$19,962	$19,703
1/31/24	$19,897	$20,163	$19,977
2/29/24	$20,847	$21,129	$21,056
3/31/24	$21,597	$21,894	$21,731
4/30/24	$20,569	$20,854	$20,806
5/31/24	$21,393	$21,693	$21,786
6/30/24	$21,840	$22,149	$22,507
7/31/24	$22,372	$22,695	$22,835
8/31/24	$22,888	$23,222	$23,376

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 4/5/18
Xtrackers Russell 1000 US QARP ETF - NAV	21.45%	15.65%	13.79%
Xtrackers Russell 1000 US QARP ETF - Market	21.35%	15.67%	13.77%
Russell 1000® 2Qual/Val 5% Capped Factor Index	21.72%	15.91%	14.04%
Russell 1000® Index	26.60%	15.55%	14.16%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	68,286,335
Number of Portfolio Holdings	350
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	114,535

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	36.6% of Net Assets
Berkshire Hathaway, Inc.	5.5%
Apple, Inc.	5.1%
Meta Platforms, Inc.	4.9%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	3.2%
Walmart, Inc.	2.7%
Johnson & Johnson	2.6%
UnitedHealth Group, Inc.	2.4%
Costco Wholesale Corp.	2.3%

Sector Diversification

Sector	% of Net Assets
Information Technology	16%
Consumer Discretionary	15%
Health Care	14%
Financials	13%
Communication Services	12%
Consumer Staples	11%
Industrials	8%
Energy	8%
Materials	2%
Real Estate	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following factors – quality and value – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

QARP-TSRA

R-102627-1 (10/24) DBX006186 (10/25)

Xtrackers Russell US Multifactor ETF

DEUS  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEUS	$19	0.17%

Gross expense ratio as of the latest prospectus: 0.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Russell 1000® Comprehensive Factor Index. The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 21.78% for the period ended August 31, 2024. The Fund's underlying index returned 21.94% and the Fund's broad-based index the Russell 1000® Index returned 26.60% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Consumer Discretionary.

Fund Performance

Russell 1000® Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality, value, momentum, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index.

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe, is a subset of the Russell 3000® Index and represents approximately 93% of the US equity market.

The Russell 1000® Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Russell US Multifactor ETF - NAV	Russell 1000® Comprehensive Factor Index (the Underlying Index)	Russell 1000® Index
11/24/15	$10,000	$10,000	$10,000
11/30/15	$10,004	$10,003	$9,983
12/31/15	$9,856	$9,862	$9,803
1/31/16	$9,448	$9,452	$9,275
2/29/16	$9,608	$9,613	$9,272
3/31/16	$10,273	$10,282	$9,918
4/30/16	$10,257	$10,269	$9,972
5/31/16	$10,438	$10,452	$10,147
6/30/16	$10,563	$10,579	$10,170
7/31/16	$10,878	$10,897	$10,557
8/31/16	$10,806	$10,826	$10,571
9/30/16	$10,734	$10,755	$10,579
10/31/16	$10,498	$10,525	$10,373
11/30/16	$10,953	$10,982	$10,782
12/31/16	$11,118	$11,151	$10,985
1/31/17	$11,344	$11,380	$11,205
2/28/17	$11,759	$11,801	$11,639
3/31/17	$11,756	$11,800	$11,647
4/30/17	$11,899	$11,945	$11,770
5/31/17	$11,983	$12,032	$11,920
6/30/17	$12,057	$12,109	$12,003
7/31/17	$12,223	$12,276	$12,241
8/31/17	$12,185	$12,240	$12,279
9/30/17	$12,526	$12,585	$12,541
10/31/17	$12,812	$12,874	$12,828
11/30/17	$13,307	$13,375	$13,219
12/31/17	$13,334	$13,405	$13,367
1/31/18	$13,871	$13,946	$14,101
2/28/18	$13,320	$13,393	$13,583
3/31/18	$13,274	$13,352	$13,275
4/30/18	$13,189	$13,267	$13,320
5/31/18	$13,413	$13,491	$13,660
6/30/18	$13,444	$13,525	$13,748
7/31/18	$13,883	$13,968	$14,223
8/31/18	$14,250	$14,340	$14,713
9/30/18	$14,162	$14,252	$14,768
10/31/18	$13,137	$13,222	$13,723
11/30/18	$13,445	$13,534	$14,003
12/31/18	$12,166	$12,241	$12,727
1/31/19	$13,185	$13,270	$13,794
2/28/19	$13,707	$13,798	$14,261
3/31/19	$13,831	$13,925	$14,509
4/30/19	$14,316	$14,415	$15,095
5/31/19	$13,553	$13,648	$14,133
6/30/19	$14,469	$14,573	$15,126
7/31/19	$14,657	$14,763	$15,360
8/31/19	$14,471	$14,578	$15,079
9/30/19	$14,794	$14,907	$15,340
10/31/19	$14,944	$15,060	$15,666
11/30/19	$15,384	$15,506	$16,258
12/31/19	$15,658	$15,782	$16,727
1/31/20	$15,464	$15,589	$16,745
2/29/20	$14,038	$14,149	$15,377
3/31/20	$11,454	$11,534	$13,345
4/30/20	$12,942	$13,034	$15,108
5/31/20	$13,810	$13,910	$15,905
6/30/20	$13,918	$14,019	$16,257
7/31/20	$14,733	$14,846	$17,209
8/31/20	$15,185	$15,299	$18,472
9/30/20	$14,830	$14,944	$17,797
10/31/20	$14,759	$14,875	$17,368
11/30/20	$16,339	$16,463	$19,413
12/31/20	$16,983	$17,114	$20,234
1/31/21	$16,828	$16,962	$20,067
2/28/21	$17,392	$17,531	$20,649
3/31/21	$18,451	$18,607	$21,430
4/30/21	$19,299	$19,466	$22,584
5/31/21	$19,541	$19,713	$22,691
6/30/21	$19,542	$19,716	$23,259
7/31/21	$19,891	$20,069	$23,742
8/31/21	$20,474	$20,659	$24,430
9/30/21	$19,518	$19,699	$23,307
10/31/21	$20,671	$20,865	$24,925
11/30/21	$20,263	$20,453	$24,590
12/31/21	$21,495	$21,702	$25,586
1/31/22	$20,159	$20,353	$24,144
2/28/22	$19,860	$20,055	$23,481
3/31/22	$20,373	$20,572	$24,274
4/30/22	$19,140	$19,335	$22,110
5/31/22	$19,417	$19,617	$22,076
6/30/22	$17,877	$18,063	$20,227
7/31/22	$19,242	$19,443	$22,111
8/31/22	$18,673	$18,873	$21,262
9/30/22	$17,074	$17,259	$19,295
10/31/22	$18,810	$19,018	$20,843
11/30/22	$20,040	$20,266	$21,970
12/31/22	$19,112	$19,333	$20,693
1/31/23	$20,209	$20,443	$22,080
2/28/23	$19,695	$19,926	$21,554
3/31/23	$19,646	$19,878	$22,236
4/30/23	$19,664	$19,899	$22,512
5/31/23	$18,895	$19,116	$22,617
6/30/23	$20,501	$20,747	$24,144
7/31/23	$21,017	$21,271	$24,974
8/31/23	$20,562	$20,812	$24,538
9/30/23	$19,739	$19,982	$23,384
10/31/23	$19,044	$19,279	$22,819
11/30/23	$20,660	$20,915	$24,950
12/31/23	$21,932	$22,209	$26,182
1/31/24	$21,968	$22,244	$26,547
2/29/24	$23,063	$23,356	$27,981
3/31/24	$24,071	$24,382	$28,878
4/30/24	$22,705	$22,998	$27,649
5/31/24	$23,378	$23,679	$28,951
6/30/24	$23,334	$23,634	$29,909
7/31/24	$24,486	$24,814	$30,344
8/31/24	$25,040	$25,379	$31,064

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 11/24/15
Xtrackers Russell US Multifactor ETF - NAV	21.78%	11.59%	11.03%
Xtrackers Russell US Multifactor ETF - Market	21.81%	11.60%	11.02%
Russell 1000® Comprehensive Factor Index	21.94%	11.73%	11.19%
Russell 1000® Index	26.60%	15.55%	13.78%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	167,515,191
Number of Portfolio Holdings	858
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	248,820

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	7.7% of Net Assets
McKesson Corp.	1.1%
Arch Capital Group Ltd.	1.1%
Cardinal Health, Inc.	0.9%
Centene Corp.	0.7%
Cencora, Inc.	0.7%
Leidos Holdings, Inc.	0.7%
PulteGroup, Inc.	0.7%
Ferguson Enterprises, Inc.	0.6%
GoDaddy, Inc.	0.6%
D.R. Horton, Inc.	0.6%

Sector Diversification

Sector	% of Net Assets
Industrials	19%
Financials	16%
Information Technology	14%
Consumer Discretionary	12%
Health Care	11%
Consumer Staples	7%
Utilities	6%
Materials	6%
Communication Services	3%
Real Estate	3%
Energy	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following multifactors – value, momentum, quality, low volatility and size – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DEUS-TSRA

R-102628-1 (10/24) DBX006187 (10/25)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

EMCR  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCR	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR. The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement.

The Fund returned 14.88% for the period ended August 31, 2024. The Fund's underlying index returned 16.44% and the Fund's broad-based index the MSCI Emerging Markets Index returned 15.07% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Communication Services. The Materials, Industrials and Energy sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Taiwan, India and Korea while China, United States and Mexico contributed negatively to performance.

Fund Performance

Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement.

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Emerging Markets Carbon Reduction and CI ETF - NAV	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the Underlying Index)	MSCI Emerging Markets Index
12/6/18	$10,000	$10,000	$10,000
12/31/18	$9,478	$9,481	$9,546
1/31/19	$10,176	$10,179	$10,383
2/28/19	$10,363	$10,366	$10,406
3/31/19	$10,414	$10,413	$10,494
4/30/19	$10,708	$10,713	$10,715
5/31/19	$10,156	$10,164	$9,937
6/30/19	$10,754	$10,763	$10,557
7/31/19	$10,629	$10,640	$10,428
8/31/19	$10,344	$10,356	$9,920
9/30/19	$10,623	$10,633	$10,109
10/31/19	$11,039	$11,052	$10,535
11/30/19	$11,154	$11,172	$10,521
12/31/19	$11,614	$11,634	$11,306
1/31/20	$11,341	$11,368	$10,779
2/29/20	$10,494	$10,516	$10,210
3/31/20	$9,073	$9,087	$8,638
4/30/20	$9,779	$9,794	$9,429
5/31/20	$10,126	$10,142	$9,501
6/30/20	$10,636	$10,650	$10,200
7/31/20	$11,198	$11,215	$11,111
8/31/20	$11,663	$11,685	$11,357
9/30/20	$11,433	$11,450	$10,883
10/31/20	$11,214	$11,229	$10,649
11/30/20	$12,588	$12,602	$12,081
12/31/20	$13,166	$13,180	$12,734
1/31/21	$13,326	$13,344	$12,762
2/28/21	$13,457	$13,478	$13,015
3/31/21	$13,624	$13,646	$13,179
4/30/21	$13,996	$14,015	$13,567
5/31/21	$14,337	$14,359	$13,977
6/30/21	$14,326	$14,360	$13,901
7/31/21	$14,085	$14,123	$13,672
8/31/21	$14,794	$14,878	$13,755
9/30/21	$14,125	$14,223	$13,209
10/31/21	$14,280	$14,377	$13,339
11/30/21	$13,776	$13,871	$12,795
12/31/21	$14,000	$14,104	$13,035
1/31/22	$13,922	$14,022	$12,789
2/28/22	$13,479	$13,617	$12,406
3/31/22	$13,305	$13,400	$12,126
4/30/22	$12,527	$12,620	$11,452
5/31/22	$12,549	$12,647	$11,502
6/30/22	$11,713	$11,803	$10,738
7/31/22	$11,661	$11,750	$10,711
8/31/22	$11,709	$11,806	$10,756
9/30/22	$10,331	$10,417	$9,495
10/31/22	$9,987	$10,070	$9,200
11/30/22	$11,489	$11,590	$10,565
12/31/22	$11,313	$11,416	$10,416
1/31/23	$12,258	$12,369	$11,239
2/28/23	$11,487	$11,594	$10,510
3/31/23	$11,830	$11,941	$10,829
4/30/23	$11,640	$11,750	$10,706
5/31/23	$11,554	$11,669	$10,526
6/30/23	$12,000	$12,122	$10,926
7/31/23	$12,687	$12,822	$11,606
8/31/23	$11,946	$12,074	$10,891
9/30/23	$11,605	$11,734	$10,606
10/31/23	$11,163	$11,284	$10,194
11/30/23	$12,124	$12,270	$11,010
12/31/23	$12,526	$12,704	$11,440
1/31/24	$11,978	$12,158	$10,909
2/29/24	$12,537	$12,738	$11,428
3/31/24	$12,816	$13,022	$11,679
4/30/24	$12,851	$13,059	$11,764
5/31/24	$12,935	$13,143	$11,830
6/30/24	$13,463	$13,719	$12,297
7/31/24	$13,529	$13,804	$12,333
8/31/24	$13,724	$14,059	$12,532

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers Emerging Markets Carbon Reduction and CI ETF - NAV	14.88%	5.82%	5.67%
Xtrackers Emerging Markets Carbon Reduction and CI ETF - Market	14.54%	5.74%	5.60%
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR	16.44%	6.31%	6.11%
MSCI Emerging Markets Index	15.07%	4.79%	4.01%

Average Annual Total Returns

Prior to August 18, 2021, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to August 18, 2021 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	94,262,904
Number of Portfolio Holdings	1,424
Portfolio Turnover Rate (%)	79
Total Net Advisory Fees Paid ($)	671,017

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	27.0% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.1%
Tencent Holdings Ltd. (China)	5.1%
Alibaba Group Holding Ltd. (China)	2.8%
Samsung Electronics Co. Ltd. (South Korea)	2.7%
Infosys Ltd. (India)	1.7%
Meituan (China)	1.2%
Tata Consultancy Services Ltd. (India)	1.1%
HDFC Bank Ltd. (India)	1.1%
International Holding Co. PJSC (United Arab Emirates)	1.1%
PDD Holdings, Inc. (Ireland)	1.1%

Sector Diversification

Sector	% of Net Assets
Information Technology	26%
Financials	23%
Consumer Discretionary	13%
Communication Services	12%
Health Care	6%
Industrials	6%
Consumer Staples	5%
Materials	4%
Real Estate	2%
Utilities	1%

Geographic Diversification

Country	% of Net Assets
China	25%
Taiwan	20%
India	19%
South Korea	10%
Brazil	4%
South Africa	3%
Saudi Arabia	3%
United Arab Emirates	2%
Mexico	2%
Thailand	2%
Other	8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Incorporation of ESG criteria in the Fund's investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index's methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Please read the applicable prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EMCR-TSRA

R-102635-1 (10/24) DBX006194 (10/25)

Xtrackers MSCI EAFE ESG Leaders Equity ETF

EASG  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EASG	$15	0.14%

Gross expense ratio as of the latest prospectus: 0.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI EAFE ESG Leaders Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI EAFE ESG Leaders Index. The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States.

The Fund returned 20.32% for the period ended August 31, 2024. The Fund's underlying index returned 20.35% and the Fund's broad-based index the MSCI EAFE Index returned 19.40% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Health Care and Industrials. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, United Kingdom and China while Hong Kong contributed negatively to performance.

Fund Performance

MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States.

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI EAFE ESG Leaders Equity ETF - NAV	MSCI EAFE ESG Leaders Index (the Underlying Index)	MSCI EAFE Index
9/6/18	$10,000	$10,000	$10,000
9/30/18	$10,245	$10,245	$10,287
10/31/18	$9,399	$9,396	$9,468
11/30/18	$9,461	$9,461	$9,457
12/31/18	$8,988	$8,984	$8,998
1/31/19	$9,532	$9,533	$9,589
2/28/19	$9,773	$9,776	$9,833
3/31/19	$9,817	$9,820	$9,895
4/30/19	$10,120	$10,113	$10,173
5/31/19	$9,691	$9,681	$9,685
6/30/19	$10,274	$10,265	$10,259
7/31/19	$10,121	$10,115	$10,129
8/31/19	$9,911	$9,905	$9,867
9/30/19	$10,256	$10,249	$10,149
10/31/19	$10,687	$10,681	$10,514
11/30/19	$10,797	$10,792	$10,633
12/31/19	$11,134	$11,130	$10,978
1/31/20	$10,964	$10,960	$10,749
2/29/20	$10,016	$10,014	$9,777
3/31/20	$8,799	$8,792	$8,472
4/30/20	$9,363	$9,355	$9,020
5/31/20	$9,802	$9,796	$9,412
6/30/20	$10,152	$10,146	$9,733
7/31/20	$10,413	$10,406	$9,960
8/31/20	$10,911	$10,903	$10,472
9/30/20	$10,687	$10,677	$10,200
10/31/20	$10,190	$10,183	$9,792
11/30/20	$11,774	$11,767	$11,310
12/31/20	$12,298	$12,293	$11,836
1/31/21	$12,174	$12,170	$11,710
2/28/21	$12,322	$12,316	$11,973
3/31/21	$12,620	$12,608	$12,248
4/30/21	$12,931	$12,917	$12,617
5/31/21	$13,371	$13,356	$13,069
6/30/21	$13,200	$13,195	$12,881
7/31/21	$13,331	$13,326	$12,978
8/31/21	$13,672	$13,669	$13,207
9/30/21	$13,262	$13,252	$12,824
10/31/21	$13,619	$13,610	$13,139
11/30/21	$12,987	$12,978	$12,528
12/31/21	$13,689	$13,681	$13,169
1/31/22	$12,913	$12,907	$12,533
2/28/22	$12,567	$12,566	$12,311
3/31/22	$12,654	$12,648	$12,391
4/30/22	$11,856	$11,846	$11,589
5/31/22	$11,849	$11,831	$11,676
6/30/22	$10,797	$10,781	$10,592
7/31/22	$11,372	$11,356	$11,120
8/31/22	$10,743	$10,731	$10,592
9/30/22	$9,683	$9,668	$9,601
10/31/22	$10,210	$10,194	$10,118
11/30/22	$11,376	$11,358	$11,257
12/31/22	$11,371	$11,356	$11,266
1/31/23	$12,332	$12,316	$12,178
2/28/23	$12,078	$12,063	$11,924
3/31/23	$12,409	$12,388	$12,220
4/30/23	$12,824	$12,803	$12,565
5/31/23	$12,310	$12,285	$12,033
6/30/23	$12,813	$12,784	$12,581
7/31/23	$13,184	$13,155	$12,988
8/31/23	$12,657	$12,629	$12,490
9/30/23	$12,183	$12,156	$12,064
10/31/23	$11,713	$11,686	$11,575
11/30/23	$12,814	$12,787	$12,649
12/31/23	$13,521	$13,494	$13,321
1/31/24	$13,642	$13,614	$13,398
2/29/24	$13,839	$13,812	$13,643
3/31/24	$14,219	$14,187	$14,076
4/30/24	$13,952	$13,917	$13,731
5/31/24	$14,527	$14,493	$14,262
6/30/24	$14,439	$14,407	$14,032
7/31/24	$14,752	$14,719	$14,444
8/31/24	$15,230	$15,199	$14,914

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 9/6/18
Xtrackers MSCI EAFE ESG Leaders Equity ETF - NAV	20.32%	8.97%	7.28%
Xtrackers MSCI EAFE ESG Leaders Equity ETF - Market	20.38%	9.00%	7.33%
MSCI EAFE ESG Leaders Index	20.35%	8.94%	7.24%
MSCI EAFE Index	19.40%	8.61%	6.90%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	53,907,124
Number of Portfolio Holdings	364
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	66,109

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	24.9% of Net Assets
Novo Nordisk A/S (Denmark)	5.0%
ASML Holding NV (Netherlands)	4.0%
AstraZeneca PLC (United Kingdom)	3.0%
Novartis AG (Switzerland)	2.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.3%
HSBC Holdings PLC (United Kingdom)	1.8%
Unilever PLC (United Kingdom)	1.8%
TotalEnergies SE (France)	1.6%
Schneider Electric SE (France)	1.5%
Sony Group Corp. (Japan)	1.3%

Sector Diversification

Sector	% of Net Assets
Financials	20%
Industrials	17%
Health Care	16%
Consumer Discretionary	11%
Consumer Staples	9%
Information Technology	9%
Materials	6%
Communication Services	4%
Energy	3%
Utilities	3%
Real Estate	2%

Geographic Diversification

Country	% of Net Assets
Japan	25%
United Kingdom	14%
France	11%
Switzerland	10%
Netherlands	7%
Denmark	7%
Australia	6%
Germany	5%
Sweden	4%
Italy	2%
Spain	2%
Finland	2%
Other	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EASG-TSRA

R-102658-1 (10/24) DBX006195 (10/25)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

EMSG  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMSG	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI Emerging Markets ESG Leaders Index. The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries, as defined by the index provider.

The Fund returned 14.74% for the period ended August 31, 2024. The Fund's underlying index returned 15.86% and the Fund's broad-based index the MSCI Emerging Markets Index returned 15.07% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Communication Services. The Materials, Consumer Discretionary and Health Care sectors were negative contributors to performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Taiwan, India and South Africa while Hong Kong, United States and Mexico contributed negatively to performance.

Fund Performance

MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries, as defined by the index provider.

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF - NAV	MSCI Emerging Markets ESG Leaders Index (the Underlying Index)	MSCI Emerging Markets Index
12/6/18	$10,000	$10,000	$10,000
12/31/18	$9,543	$9,551	$9,546
1/31/19	$10,391	$10,399	$10,383
2/28/19	$10,386	$10,393	$10,406
3/31/19	$10,487	$10,503	$10,494
4/30/19	$10,756	$10,778	$10,715
5/31/19	$9,945	$9,978	$9,937
6/30/19	$10,501	$10,543	$10,557
7/31/19	$10,452	$10,500	$10,428
8/31/19	$9,983	$10,027	$9,920
9/30/19	$10,070	$10,116	$10,109
10/31/19	$10,522	$10,575	$10,535
11/30/19	$10,608	$10,669	$10,521
12/31/19	$11,367	$11,438	$11,306
1/31/20	$10,827	$10,903	$10,779
2/29/20	$10,343	$10,404	$10,210
3/31/20	$8,797	$8,847	$8,638
4/30/20	$9,664	$9,721	$9,429
5/31/20	$9,726	$9,779	$9,501
6/30/20	$10,546	$10,607	$10,200
7/31/20	$11,695	$11,769	$11,111
8/31/20	$12,009	$12,087	$11,357
9/30/20	$11,851	$11,929	$11,174
10/31/20	$12,296	$12,383	$11,405
11/30/20	$12,999	$13,090	$12,459
12/31/20	$13,629	$13,735	$13,375
1/31/21	$14,457	$14,563	$13,785
2/28/21	$14,386	$14,503	$13,891
3/31/21	$14,195	$14,308	$13,681
4/30/21	$14,586	$14,701	$14,022
5/31/21	$14,576	$14,696	$14,183
6/30/21	$14,889	$15,023	$14,372
7/31/21	$13,847	$13,968	$13,404
8/31/21	$14,230	$14,352	$13,755
9/30/21	$13,586	$13,721	$13,209
10/31/21	$13,827	$13,961	$13,339
11/30/21	$13,152	$13,274	$12,795
12/31/21	$13,321	$13,452	$13,035
1/31/22	$13,180	$13,304	$12,789
2/28/22	$12,508	$12,715	$12,406
3/31/22	$12,353	$12,483	$12,126
4/30/22	$11,523	$11,649	$11,452
5/31/22	$11,558	$11,669	$11,502
6/30/22	$10,764	$10,862	$10,738
7/31/22	$10,607	$10,716	$10,711
8/31/22	$10,595	$10,723	$10,756
9/30/22	$9,263	$9,365	$9,495
10/31/22	$8,871	$8,975	$9,200
11/30/22	$10,359	$10,492	$10,565
12/31/22	$10,260	$10,385	$10,416
1/31/23	$11,198	$11,323	$11,239
2/28/23	$10,413	$10,532	$10,510
3/31/23	$10,777	$10,900	$10,829
4/30/23	$10,481	$10,601	$10,706
5/31/23	$10,273	$10,407	$10,526
6/30/23	$10,652	$10,795	$10,926
7/31/23	$11,283	$11,439	$11,606
8/31/23	$10,539	$10,692	$10,891
9/30/23	$10,194	$10,345	$10,606
10/31/23	$9,814	$9,957	$10,194
11/30/23	$10,530	$10,695	$11,010
12/31/23	$10,838	$11,025	$11,440
1/31/24	$10,374	$10,559	$10,909
2/29/24	$10,804	$11,005	$11,428
3/31/24	$11,043	$11,249	$11,679
4/30/24	$11,140	$11,356	$11,764
5/31/24	$11,257	$11,483	$11,830
6/30/24	$11,752	$12,005	$12,297
7/31/24	$11,767	$12,027	$12,333
8/31/24	$12,093	$12,387	$12,532

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF - NAV	14.74%	3.91%	3.37%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF - Market	14.48%	3.81%	3.26%
MSCI Emerging Markets ESG Leaders Index	15.86%	4.32%	3.80%
MSCI Emerging Markets Index	15.07%	4.79%	4.01%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	28,016,141
Number of Portfolio Holdings	491
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	51,088

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	39.9% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	17.1%
Tencent Holdings Ltd. (China)	7.6%
Alibaba Group Holding Ltd. (China)	3.8%
Reliance Industries Ltd. (India)	2.6%
HDFC Bank Ltd. (India)	2.0%
Infosys Ltd. (India)	1.8%
China Construction Bank Corp. (China)	1.6%
MediaTek, Inc. (Taiwan)	1.4%
Bharti Airtel Ltd. (India)	1.1%
Industrial & Commercial Bank of China Ltd. (China)	0.9%

Sector Diversification

Sector	% of Net Assets
Information Technology	23%
Financials	22%
Communication Services	15%
Consumer Discretionary	12%
Industrials	6%
Materials	5%
Consumer Staples	5%
Energy	4%
Utilities	3%
Health Care	3%
Real Estate	2%

Geographic Diversification

Country	% of Net Assets
Taiwan	25%
China	25%
India	18%
South Korea	6%
South Africa	5%
Brazil	3%
Mexico	3%
Saudi Arabia	2%
Malaysia	2%
Thailand	2%
United Arab Emirates	2%
Other	7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Incorporation of ESG criteria in the Fund's investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value.  Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of a fund may diverge from that of an underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the applicable prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EMSG-TSRA

R-102659-1 (10/24) DBX006196 (10/25)

Xtrackers MSCI USA Climate Action Equity ETF

USCA  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCA	$8	0.07%

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI USA Climate Action Index which is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition.

The Fund returned 27.85% for the period ended August 31, 2024. The Fund's underlying index returned 27.89% and the Fund's broad-based index the MSCI USA Index returned 27.10% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Communication Services.

Fund Performance

MSCI USA Climate Action Index is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition.

MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. The index covers approximately 85% of the free float-adjusted market capitalization in the US.

The MSCI USA Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI USA Climate Action Equity ETF - NAV	MSCI USA Climate Action Index (the Underlying Index)	MSCI USA Index
4/4/23	$10,000	$10,000	$10,000
4/30/23	$10,109	$10,109	$10,095
5/31/23	$10,319	$10,320	$10,161
6/30/23	$10,983	$10,985	$10,838
7/31/23	$11,409	$11,412	$11,211
8/31/23	$11,256	$11,260	$11,022
9/30/23	$10,737	$10,741	$10,505
10/31/23	$10,452	$10,456	$10,264
11/30/23	$11,437	$11,437	$11,231
12/31/23	$11,949	$11,950	$11,761
1/31/24	$12,202	$12,204	$11,944
2/29/24	$12,919	$12,922	$12,585
3/31/24	$13,308	$13,312	$12,985
4/30/24	$12,793	$12,798	$12,449
5/31/24	$13,392	$13,398	$13,044
6/30/24	$13,919	$13,926	$13,510
7/31/24	$14,048	$14,056	$13,680
8/31/24	$14,391	$14,400	$14,009

Fund/Index	1-Year	Since Inception 4/4/23
Xtrackers MSCI USA Climate Action Equity ETF - NAV	27.85%	29.43%
Xtrackers MSCI USA Climate Action Equity ETF - Market	27.81%	29.36%
MSCI USA Climate Action Index	27.89%	29.43%
MSCI USA Index	27.10%	26.93%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	2,212,449,353
Number of Portfolio Holdings	297
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	1,467,094

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	36.2% of Net Assets
NVIDIA Corp.	5.8%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.6%
Microsoft Corp.	4.6%
Alphabet, Inc.	4.3%
Meta Platforms, Inc.	3.3%
Eli Lilly & Co.	2.2%
Broadcom, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
Tesla, Inc.	1.8%

Sector Diversification

Sector	% of Net Assets
Information Technology	28%
Health Care	13%
Financials	13%
Communication Services	11%
Consumer Discretionary	11%
Industrials	7%
Consumer Staples	6%
Energy	4%
Materials	3%
Real Estate	2%
Utilities	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USCA-TSRA

R-102662-1 (10/24) DBX006199 (10/25)

Xtrackers MSCI USA ESG Leaders Equity ETF

USSG  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USSG	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI USA ESG Leaders Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI USA ESG Leaders Index. The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market.

The Fund returned 26.52% for the period ended August 31, 2024. The Fund's underlying index returned 26.63% and the Fund's broad-based index the MSCI USA Index returned 27.10% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Health Care.

Fund Performance

MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market.

MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. The index covers approximately 85% of the free float-adjusted market capitalization in the US.

The MSCI USA Index is a broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI USA ESG Leaders Equity ETF - NAV	MSCI USA ESG Leaders Index (the Underlying Index)	MSCI USA Index
3/7/19	$10,000	$10,000	$10,000
3/31/19	$10,228	$10,229	$10,319
4/30/19	$10,608	$10,610	$10,733
5/31/19	$9,984	$9,986	$10,054
6/30/19	$10,634	$10,638	$10,761
7/31/19	$10,834	$10,839	$10,927
8/31/19	$10,722	$10,728	$10,737
9/30/19	$10,908	$10,914	$10,928
10/31/19	$11,109	$11,116	$11,166
11/30/19	$11,514	$11,522	$11,585
12/31/19	$11,847	$11,856	$11,925
1/31/20	$11,947	$11,957	$11,948
2/29/20	$11,042	$11,052	$10,974
3/31/20	$9,662	$9,671	$9,582
4/30/20	$10,863	$10,874	$10,843
5/31/20	$11,436	$11,450	$11,407
6/30/20	$11,626	$11,641	$11,667
7/31/20	$12,105	$12,121	$12,360
8/31/20	$13,019	$13,037	$13,287
9/30/20	$12,569	$12,587	$12,792
10/31/20	$12,220	$12,239	$12,459
11/30/20	$13,559	$13,581	$13,900
12/31/20	$14,067	$14,091	$14,474
1/31/21	$13,950	$13,976	$14,339
2/28/21	$14,392	$14,416	$14,714
3/31/21	$15,048	$15,074	$15,267
4/30/21	$15,831	$15,859	$16,098
5/31/21	$15,958	$15,988	$16,176
6/30/21	$16,378	$16,412	$16,626
7/31/21	$16,860	$16,895	$17,019
8/31/21	$17,378	$17,416	$17,521
9/30/21	$16,524	$16,560	$16,694
10/31/21	$18,072	$18,114	$17,859
11/30/21	$17,768	$17,811	$17,679
12/31/21	$18,517	$18,562	$18,377
1/31/22	$17,372	$17,415	$17,337
2/28/22	$16,792	$16,835	$16,829
3/31/22	$17,424	$17,470	$17,421
4/30/22	$15,922	$15,965	$15,841
5/31/22	$15,814	$15,857	$15,807
6/30/22	$14,642	$14,683	$14,498
7/31/22	$15,852	$15,898	$15,851
8/31/22	$15,069	$15,114	$15,230
9/30/22	$13,718	$13,759	$13,817
10/31/22	$14,719	$14,763	$14,914
11/30/22	$15,704	$15,753	$15,726
12/31/22	$14,764	$14,811	$14,801
1/31/23	$15,724	$15,774	$15,775
2/28/23	$15,349	$15,400	$15,398
3/31/23	$15,969	$16,023	$15,945
4/30/23	$16,129	$16,184	$16,147
5/31/23	$16,287	$16,344	$16,253
6/30/23	$17,366	$17,430	$17,336
7/31/23	$17,966	$18,033	$17,933
8/31/23	$17,883	$17,953	$17,631
9/30/23	$16,983	$17,050	$16,672
10/31/23	$16,557	$16,624	$16,288
11/30/23	$18,252	$18,329	$17,824
12/31/23	$19,045	$19,126	$18,664
1/31/24	$19,472	$19,555	$18,955
2/29/24	$20,558	$20,648	$19,972
3/31/24	$21,312	$21,407	$20,607
4/30/24	$20,341	$20,433	$19,756
5/31/24	$21,326	$21,423	$20,700
6/30/24	$22,107	$22,211	$21,440
7/31/24	$22,182	$22,287	$21,709
8/31/24	$22,625	$22,734	$22,233

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 3/7/19
Xtrackers MSCI USA ESG Leaders Equity ETF - NAV	26.52%	16.11%	16.04%
Xtrackers MSCI USA ESG Leaders Equity ETF - Market	26.50%	16.12%	16.02%
MSCI USA ESG Leaders Index	26.63%	16.21%	16.13%
MSCI USA Index	27.10%	15.85%	15.66%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	1,044,668,032
Number of Portfolio Holdings	296
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	976,881

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	42.4% of Net Assets
Microsoft Corp.	11.3%
NVIDIA Corp.	11.2%
Alphabet, Inc.	6.9%
Eli Lilly & Co.	3.0%
Tesla, Inc.	2.4%
Visa, Inc.	1.7%
Procter & Gamble Co.	1.5%
Mastercard, Inc.	1.5%
Johnson & Johnson	1.5%
Home Depot, Inc.	1.4%

Sector Diversification

Sector	% of Net Assets
Information Technology	34%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Communication Services	9%
Industrials	9%
Consumer Staples	6%
Materials	3%
Real Estate	2%
Energy	2%
Utilities	1%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.10% to 0.09%. At the same time, the Fund's advisor terminated the voluntary fee waiver that capped the fund’s operating expenses at the same level because of the redundancy.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USSG-TSRA

R-102660-1 (10/24) DBX006197 (10/25)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

USNZ  :  NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USNZ	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive ISS ESG United States Net Zero Pathway Enhanced Index, which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG “) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change.

The Fund returned 27.94% for the period ended August 31, 2024. The Fund's underlying index returned 28.05% and the Fund's broad-based index the S&P 500® Index returned 27.14% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Health Care.

Fund Performance

Solactive ISS ESG United States Net Zero Pathway Enhanced Index is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ESG“) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500®Indexis a broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - NAV	Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the Underlying Index)	S&P 500® Index
6/28/22	$10,000	$10,000	$10,000
6/30/22	$9,687	$9,685	$9,709
7/31/22	$10,553	$10,552	$10,604
8/31/22	$10,085	$10,084	$10,171
9/30/22	$9,117	$9,116	$9,235
10/31/22	$9,824	$9,824	$9,982
11/30/22	$10,442	$10,444	$10,540
12/31/22	$9,853	$9,854	$9,933
1/31/23	$10,519	$10,522	$10,557
2/28/23	$10,299	$10,303	$10,299
3/31/23	$10,745	$10,751	$10,677
4/30/23	$10,917	$10,924	$10,844
5/31/23	$10,998	$11,006	$10,891
6/30/23	$11,670	$11,679	$11,611
7/31/23	$12,015	$12,026	$11,984
8/31/23	$11,758	$11,769	$11,793
9/30/23	$11,139	$11,151	$11,231
10/31/23	$10,872	$10,884	$10,995
11/30/23	$11,989	$12,000	$11,999
12/31/23	$12,598	$12,611	$12,544
1/31/24	$12,880	$12,895	$12,755
2/29/24	$13,498	$13,516	$13,436
3/31/24	$13,894	$13,914	$13,868
4/30/24	$13,239	$13,258	$13,301
5/31/24	$13,953	$13,975	$13,961
6/30/24	$14,520	$14,545	$14,462
7/31/24	$14,655	$14,681	$14,638
8/31/24	$15,042	$15,070	$14,993

Fund/Index	1-Year	Since Inception 6/28/22
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - NAV	27.94%	20.62%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - Market	27.83%	20.60%
Solactive ISS ESG United States Net Zero Pathway Enhanced Index	28.05%	20.69%
S&P 500® Index	27.14%	20.41%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	221,677,360
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	176,274

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	37.4% of Net Assets
Apple, Inc.	8.9%
Microsoft Corp.	8.2%
NVIDIA Corp.	6.5%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.0%
Eli Lilly & Co.	1.8%
Broadcom, Inc.	1.7%
JPMorgan Chase & Co.	1.4%
UnitedHealth Group, Inc.	1.1%
Johnson & Johnson	1.0%

Sector Diversification

Sector	% of Net Assets
Information Technology	37%
Health Care	17%
Financials	11%
Communication Services	10%
Consumer Discretionary	6%
Real Estate	5%
Consumer Staples	5%
Industrials	5%
Materials	2%
Utilities	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may under perform other funds that do not follow a carbon reduction strategy. This Fund is non-diversified and can take larger portions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USNZ-TSRA

R-102661-1 (10/24) DBX006198 (10/25)

Xtrackers RREEF Global Natural Resources ETF

NRES  :  Nasdaq Stock Market

Annual Shareholder Report — August 31, 2024

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NRES	$24Footnote Reference(a)	0.45%

(a) Based on the period February 27, 2024 (commencement of operations) through August 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF ("the Fund") for the period February 27, 2024 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks total return from both capital appreciation and current income. The fund is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

The Fund returned 8.75% for the period ended August 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 10.85% for the same period, while the Fund's additional, more narrowly based index, S&P Global Natural Resources Net TR index returned 7.94%.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Materials, Energy and Consumer Staples. The Real Estate sector was the only negative contributor to performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Canada, United Kingdom and United States while Japan, South Africa and Korea contributed negatively to performance.

Fund Performance

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a broad-based index that represents the Fund’s overall equity market.

S&P Global Natural Resources Net TR Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors: agribusiness, energy, and metals & mining.

The S&P Global Natural Resources Net TR Index is a more narrowly-based index that reflects the market sector in which he Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers RREEF Global Natural Resources ETF - NAV	MSCI World Index	S&P Global Natural Resources Net TR index
2/27/24	$10,000	$10,000	$10,000
2/24	$9,993	$10,018	$10,046
3/24	$10,893	$10,337	$10,872
4/24	$10,919	$9,956	$10,865
5/24	$11,231	$10,401	$11,159
6/24	$10,721	$10,612	$10,664
7/24	$10,935	$10,799	$10,811
8/24	$10,875	$11,085	$10,794

Fund/Index	Since Inception 2/27/24
Xtrackers RREEF Global Natural Resources ETF - NAV	8.75%
Xtrackers RREEF Global Natural Resources ETF - Market	9.26%
MSCI World Index	10.85%
S&P Global Natural Resources Net TR index	7.94%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	30,939,591
Number of Portfolio Holdings	65
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	25,964

What did the Fund invest in?

Holding based data is subject to change.

Ten Largest Equity Holdings

Holding	41.8% of Net Assets
Shell PLC (United Kingdom)	7.2%
Exxon Mobil Corp. (United States)	5.1%
Rio Tinto PLC (United Kingdom)	4.4%
TotalEnergies SE (France)	4.3%
Glencore PLC (Switzerland)	3.9%
Nutrien Ltd. (Canada)	3.8%
Corteva, Inc. (United States)	3.8%
Cenovus Energy, Inc. (Canada)	3.4%
Barrick Gold Corp. (Canada)	3.0%
UPM-Kymmene OYJ (Finland)	2.9%

Sector Diversification

Industry	% of Net Assets
Metals & Mining	33.0%
Oil, Gas & Consumable Fuels	31.7%
Containers & Packaging	11.0%
Chemicals	9.4%
Paper & Forest Products	8.1%
Food Products	4.4%
Energy Equipment & Services	1.5%
Specialized REITs	0.9%

Geographic Diversification

Country	% of Net Assets
United States	32%
United Kingdom	19%
Canada	17%
Switzerland	5%
Finland	5%
Brazil	5%
France	4%
Ireland	3%
Norway	3%
South Africa	2%
South Korea	2%
Luxembourg	2%
Other	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. There are special risks associated with natural resources investments, this means that the Fund is more vulnerable to the price movements that particularly affect one or more of the various industries and sub-industries within the natural resources sector. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2024 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

NRES-TSRA

R-102663-1 (10/24) DBX006200 (10/25)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $517,481 for 2024 and $476,661 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $434,432 for 2024 and $118,250 for 2023.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023 except for items included in (a) through (d) above.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments is included under Item 7.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 98.9%

Australia — 9.0%
AGL Energy Ltd.	10,148	79,940
ALS Ltd.	2,917	31,014
Ampol Ltd.	8,708	170,929
Ansell Ltd.	2,020	40,884
ANZ Group Holdings Ltd.	2,756	56,846
APA Group (a)	2,479	12,766
Aristocrat Leisure Ltd.	5,772	214,261
ASX Ltd.	167	6,937
Atlas Arteria Ltd. (a)	2,907	10,059
Aurizon Holdings Ltd.	33,835	77,595
Beach Energy Ltd.	20,794	17,636
Bendigo & Adelaide Bank Ltd.	4,304	35,189
BHP Group Ltd.	803	22,213
BlueScope Steel Ltd.	13,752	192,773
Brambles Ltd.	21,585	266,986
CAR Group Ltd.	1,013	26,022
Challenger Ltd.	866	4,043
Charter Hall Group REIT	1,697	16,684
Cleanaway Waste Management Ltd.	20,883	40,807
Cochlear Ltd.	587	119,631
Coles Group Ltd.	12,315	157,004
Commonwealth Bank of Australia	123	11,642
Computershare Ltd.	10,717	206,728
CSL Ltd.	57	11,879
Deterra Royalties Ltd.	18,154	45,328
Domino’s Pizza Enterprises Ltd.	192	3,911
Downer EDI Ltd.	13,168	49,944
EBOS Group Ltd.	2,593	56,781
Endeavour Group Ltd.	6,759	24,489
Evolution Mining Ltd.	7,175	20,641
Fortescue Ltd.	3,261	40,424
Goodman Group REIT	7,063	160,061
GPT Group REIT	340	1,135
Harvey Norman Holdings Ltd.	18,886	58,689
IDP Education Ltd.	215	2,360
Iluka Resources Ltd.	690	2,884
Incitec Pivot Ltd.	19,294	39,666
Insurance Australia Group Ltd.	35,389	181,286
JB Hi-Fi Ltd.	5,664	305,790
Lendlease Corp. Ltd. (a)	2,386	10,944
Lottery Corp. Ltd.	14,340	48,551
Macquarie Group Ltd.	104	15,217
Magellan Financial Group Ltd.	2,437	15,758
Medibank Pvt Ltd.	84,190	220,495
Metcash Ltd.	27,281	66,266
Mirvac Group REIT	3,547	4,910
National Australia Bank Ltd.	258	6,682
New Hope Corp. Ltd.	5,667	17,226

	Number of Shares	Value $

NEXTDC Ltd. *	656	7,544
Northern Star Resources Ltd.	3,424	35,452
Orica Ltd.	6,097	73,470
Origin Energy Ltd.	10,800	72,985
Orora Ltd.	32,976	55,936
Perpetual Ltd.	781	10,413
Pro Medicus Ltd.	81	8,282
Qantas Airways Ltd. *	6,572	29,921
QBE Insurance Group Ltd.	11,056	118,449
Qube Holdings Ltd.	21,504	56,319
Ramsay Health Care Ltd.	645	18,184
REA Group Ltd.	381	56,613
Reece Ltd.	2,500	46,375
Rio Tinto Ltd.	2,559	193,682
Santos Ltd.	7,675	37,598
Scentre Group REIT	7,146	16,679
SEEK Ltd.	701	10,963
Seven Group Holdings Ltd.	2,692	75,034
Sims Ltd.	1,393	10,378
Sonic Healthcare Ltd.	2,741	51,478
South32 Ltd.	3,229	6,879
Steadfast Group Ltd.	15,331	67,302
Stockland REIT	13,539	46,115
Suncorp Group Ltd.	6,287	75,375
Telstra Group Ltd.	7,915	21,105
TPG Telecom Ltd.	2,669	8,982
Transurban Group (a)	2,706	24,878
Treasury Wine Estates Ltd.	1,869	14,495
Vicinity Ltd. REIT	10,111	15,230
Washington H Soul Pattinson & Co. Ltd.	3,291	77,037
Wesfarmers Ltd.	4,621	227,626
Westpac Banking Corp.	1,033	21,896
Whitehaven Coal Ltd.	1,169	5,306
Woodside Energy Group Ltd.	2,473	45,623
Woolworths Group Ltd.	6,011	145,520
Worley Ltd.	832	8,598
Yancoal Australia Ltd.	1,436	5,261

(Cost $4,291,136)		5,032,889

Austria — 0.2%
ANDRITZ AG	797	52,579
Erste Group Bank AG	262	14,358
Raiffeisen Bank International AG	335	6,641
Telekom Austria AG	2,037	20,045
Verbund AG	167	14,261
voestalpine AG	873	21,337

(Cost $98,353)		129,221

Belgium — 0.6%
Ackermans & van Haaren NV	317	63,090
Ageas SA/NV	571	29,402
Anheuser-Busch InBev SA/NV	79	4,836

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
D’ieteren Group	23	5,575
Elia Group SA/NV	167	18,319
KBC Group NV	121	9,421
Lotus Bakeries NV	5	62,983
Syensqo SA	967	79,636
UCB SA	226	40,951
Umicore SA	254	3,205

(Cost $267,071)		317,418

Bermuda — 0.0%
Hiscox Ltd.

(Cost $3,037)	248	3,836

Canada — 4.2%
Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee	266	21,671
Alimentation Couche-Tard, Inc.	2,809	160,339
Bank of Montreal	65	5,436
Bank of Nova Scotia	258	12,877
Barrick Gold Corp.	646	13,042
BCE, Inc.	550	19,266
Brookfield Asset Management Ltd., Class A	5,377	219,189
Brookfield Corp.	244	12,275
Cameco Corp.	123	5,018
Canadian Imperial Bank of Commerce	376	21,973
Canadian National Railway Co.	488	57,495
Canadian Natural Resources Ltd.	204	7,383
Canadian Pacific Kansas City Ltd.	399	33,119
CGI, Inc. *	1,394	157,040
Constellation Software, Inc.	17	55,509
Dollarama, Inc.	1,580	160,022
Enbridge, Inc.	489	19,672
Fairfax Financial Holdings Ltd.	93	112,267
Fortis, Inc.	1,692	74,447
Franco-Nevada Corp.	107	13,065
George Weston Ltd.	717	116,609
Great-West Lifeco, Inc.	179	5,884
Hydro One Ltd., 144A	1,590	54,044
Imperial Oil Ltd.	92	6,929
Intact Financial Corp.	245	46,106
Loblaw Cos. Ltd.	872	113,795
Magna International, Inc.	1,806	75,898
Manulife Financial Corp.	1,295	35,754
Metro, Inc.	3,011	189,138
National Bank of Canada	86	7,880
Nutrien Ltd.	427	20,679
Power Corp. of Canada	1,044	32,046
Restaurant Brands International, Inc.	513	35,639
Royal Bank of Canada	49	5,925
Saputo, Inc.	2,134	47,454

	Number of Shares	Value $
Sun Life Financial, Inc.	808	44,041
Suncor Energy, Inc.	1,187	48,140
TC Energy Corp.	607	28,113
TELUS Corp.	1,012	16,347
Thomson Reuters Corp.	233	39,904
Toronto-Dominion Bank	85	5,093
Tourmaline Oil Corp.	1,674	76,288
Waste Connections, Inc.	543	101,255
Wheaton Precious Metals Corp.	450	27,810

(Cost $1,953,412)		2,361,876

Chile — 0.1%
Antofagasta PLC

(Cost $24,452)	1,178	28,688

China — 0.1%
Lenovo Group Ltd.

(Cost $39,651)	41,718	51,289

Denmark — 0.8%
A.P. Moller — Maersk A/S, Class A	14	20,350
A.P. Moller — Maersk A/S, Class B	15	22,405
Carlsberg AS, Class B	556	65,348
Coloplast A/S, Class B	41	5,599
Danske Bank A/S	613	19,158
Demant A/S *	683	28,947
DSV A/S	76	13,590
Genmab A/S *	58	16,125
H Lundbeck A/S	5,199	36,971
H Lundbeck A/S, Class A	1,371	8,382
Novo Nordisk A/S, Class B	183	25,476
Novonesis (Novozymes) B, Class B	788	54,727
Pandora A/S	354	62,042
ROCKWOOL A/S, Class B	95	41,222
Svitzer Group A/S *	58	2,230
Tryg A/S	1,277	28,502

(Cost $376,854)		451,074

Finland — 1.0%
Elisa OYJ	613	30,683
Kesko OYJ, Class B	4,263	86,659
Kone OYJ, Class B	1,590	85,887
Metso Corp.	755	7,672
Neste OYJ	188	4,401
Nokia OYJ	3,146	13,853
Nordea Bank Abp	1,983	23,442
Orion OYJ, Class B	716	38,018
Sampo OYJ, Class A	1,481	66,245
Stora Enso OYJ, Class R	913	11,819
UPM-Kymmene OYJ	2,550	86,315
Valmet OYJ	632	18,119

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Wartsila OYJ Abp	3,244	71,887

(Cost $534,120)		545,000

France — 4.2%
Accor SA	1,162	48,966
Air Liquide SA	214	39,966
Airbus SE	25	3,841
Alstom SA *	697	14,254
Amundi SA, 144A	433	32,592
Arkema SA	806	75,075
AXA SA	387	14,736
BioMerieux	166	19,238
BNP Paribas SA	45	3,117
Bollore SE	7,930	52,271
Bouygues SA	2,833	101,633
Bureau Veritas SA	1,237	40,858
Capgemini SE	269	55,829
Carrefour SA	4,417	71,284
Cie de Saint-Gobain SA	1,566	137,078
Cie Generale des Etablissements Michelin SCA	4,675	183,756
Credit Agricole SA	441	6,910
Danone SA	833	57,905
Dassault Aviation SA	170	36,656
Dassault Systemes SE	299	11,676
Edenred SE	952	40,265
Eiffage SA	491	51,523
Engie SA	8,595	151,555
EssilorLuxottica SA	96	22,761
Eurazeo SE	558	44,038
Getlink SE	1,135	20,497
Hermes International SCA	1	2,401
Ipsen SA	117	14,207
JCDecaux SE *	264	5,456
La Francaise des Jeux SAEM, 144A	1,091	44,537
Legrand SA	912	102,161
L’Oreal SA	14	6,146
LVMH Moet Hennessy Louis Vuitton SE	4	2,986
Orange SA	10,089	115,025
Pernod Ricard SA	63	8,982
Pluxee NV *	1,285	30,503
Publicis Groupe SA	1,253	137,890
Remy Cointreau SA	22	1,797
Renault SA	271	12,884
Rexel SA	548	13,854
Safran SA	41	8,984
Sanofi SA	436	48,840
Schneider Electric SE	154	39,155
SEB SA	574	60,105
Societe Generale SA	334	8,071
Sodexo SA	719	64,067

	Number of Shares	Value $
SOITEC *	36	4,479
Teleperformance SE	184	20,135
Thales SA	186	31,294
TotalEnergies SE	314	21,615
Veolia Environnement SA	3,492	115,727
Vinci SA	416	49,800
Vivendi SE	547	6,143
Wendel SE	60	6,093

(Cost $2,057,170)		2,321,617

Germany — 3.7%
adidas AG	66	16,949
Allianz SE	191	59,387
BASF SE	934	47,402
Bayer AG	259	7,989
Bayerische Motoren Werke AG	571	52,978
Bechtle AG	209	9,008
Beiersdorf AG	351	50,799
Brenntag SE	2,710	201,640
Carl Zeiss Meditec AG	31	2,277
Continental AG	331	22,379
Covestro AG, 144A *	1,028	63,039
CTS Eventim AG & Co. KGaA	123	11,559
Daimler Truck Holding AG	516	19,796
Deutsche Bank AG (b)	401	6,546
Deutsche Boerse AG	35	7,861
Deutsche Lufthansa AG	968	6,309
Deutsche Post AG	2,624	113,857
Deutsche Telekom AG	2,070	58,909
DWS Group GmbH & Co. KGaA, 144A (b)	128	4,948
E.ON SE	25,679	364,113
Evonik Industries AG	2,146	47,627
Fielmann Group AG	96	4,691
Fraport AG Frankfurt Airport Services Worldwide *	17	860
Fresenius Medical Care AG	2,286	88,209
Fresenius SE & Co. KGaA *	1,254	46,319
FUCHS SE	859	29,476
GEA Group AG	1,028	48,247
Hannover Rueck SE	121	34,327
Heidelberg Materials AG	1,679	177,783
Henkel AG & Co. KGaA	241	20,047
HOCHTIEF AG	191	23,383
Infineon Technologies AG	228	8,328
Knorr-Bremse AG	227	18,682
LEG Immobilien SE	125	12,046
Mercedes-Benz Group AG	252	17,389
Merck KGaA	265	51,582
MTU Aero Engines AG	89	26,599
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52	28,163

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Nemetschek SE	27	2,817
Puma SE	439	18,995
Rational AG	13	13,116
Rheinmetall AG	13	7,799
RWE AG	1,308	47,243
SAP SE	73	15,976
Scout24 SE, 144A	1,208	92,396
Siemens AG	85	15,987
Siemens Energy AG *	289	8,333
Siemens Healthineers AG, 144A	94	5,471
Symrise AG	176	23,193
Talanx AG	111	9,565
Traton SE	242	8,009

(Cost $1,846,546)		2,080,403

Hong Kong — 1.6%
ASMPT Ltd.	1,050	11,819
Bank of East Asia Ltd.	8,333	10,576
BOC Hong Kong Holdings Ltd.	2,923	9,218
Cathay Pacific Airways Ltd.	6,245	6,365
Chow Tai Fook Jewellery Group Ltd.	5,608	4,781
CK Asset Holdings Ltd.	4,445	17,979
CK Hutchison Holdings Ltd.	14,006	77,298
CK Infrastructure Holdings Ltd.	4,114	30,537
CLP Holdings Ltd.	9,121	81,734
ESR Group Ltd., 144A	4,524	7,018
First Pacific Co. Ltd.	59,794	31,965
Hang Lung Group Ltd.	3,036	3,468
Henderson Land Development Co. Ltd.	1,510	4,704
Hong Kong & China Gas Co. Ltd.	30,427	24,769
Hong Kong Exchanges & Clearing Ltd.	177	5,455
Hutchison Port Holdings Trust, Class U	26,000	3,354
Jardine Matheson Holdings Ltd.	1,400	50,456
Johnson Electric Holdings Ltd.	2,914	4,012
Kerry Properties Ltd.	268	503
Link REIT	11,261	53,270
NWS Holdings Ltd.	25,116	22,829
PCCW Ltd.	33,545	18,965
Power Assets Holdings Ltd.	17,026	118,849
Sino Land Co. Ltd.	8,145	8,729
SITC International Holdings Co. Ltd.	4,904	11,530
Sun Hung Kai Properties Ltd.	1,107	10,849
Swire Pacific Ltd., Class A	1,938	16,447
Swire Pacific Ltd., Class B	7,195	9,445
Swire Properties Ltd.	348	642
Techtronic Industries Co. Ltd.	1,529	20,601
VTech Holdings Ltd.	6,308	41,000
WH Group Ltd., 144A	178,158	129,729

	Number of Shares	Value $
Yue Yuen Industrial Holdings Ltd.	11,329	19,636

(Cost $856,724)		868,532

Ireland — 1.5%
DCC PLC	5,136	361,462
Experian PLC	2,024	97,996
Flutter Entertainment PLC *	41	8,729
Glanbia PLC	4,560	80,759
James Hardie Industries PLC CDI *	2,354	87,973
Kerry Group PLC, Class A	426	42,816
Kingspan Group PLC	450	39,201
Smurfit WestRock PLC	2,412	113,834

(Cost $719,803)		832,770

Israel — 1.0%
Airport City Ltd. *	1,035	15,978
Amot Investments Ltd.	2,584	11,497
Azrieli Group Ltd.	228	15,525
Bank Hapoalim BM	4,867	48,408
Bank Leumi Le-Israel BM	5,255	50,587
Bezeq The Israeli Telecommunication Corp. Ltd.	31,276	37,186
Big Shopping Centers Ltd. *	144	15,879
Elbit Systems Ltd.	248	51,063
Electra Ltd.	14	5,764
Energix-Renewable Energies Ltd.	1,451	5,192
Enlight Renewable Energy Ltd. *	428	7,073
First International Bank Of Israel Ltd.	596	24,530
Harel Insurance Investments & Financial Services Ltd.	629	6,454
ICL Group Ltd.	3,335	15,179
Israel Discount Bank Ltd., Class A	4,002	22,142
Melisron Ltd.	469	35,788
Mivne Real Estate KD Ltd.	14,209	35,982
Mizrahi Tefahot Bank Ltd.	649	24,779
Nice Ltd. *	164	29,287
Nova Ltd. *	231	52,530
Phoenix Financial Ltd.	1,044	11,181
Strauss Group Ltd.	70	1,122
Teva Pharmaceutical Industries Ltd. *	1,062	20,060
Tower Semiconductor Ltd. *	359	15,775

(Cost $503,953)		558,961

Italy — 2.4%
A2A SpA	78,641	179,492
Amplifon SpA	311	10,028
Banca Mediolanum SpA	1,011	12,366
Banco BPM SpA	2,110	14,350
Brunello Cucinelli SpA	156	15,325
Buzzi SpA	1,209	47,427

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Davide Campari-Milano NV	762	7,038
DiaSorin SpA	49	5,641
Enel SpA	18,294	138,994
Eni SpA	1,839	29,870
Ferrari NV	121	59,896
FinecoBank Banca Fineco SpA	1,288	22,020
Generali	1,468	40,428
Hera SpA	39,507	152,182
Infrastrutture Wireless Italiane SpA, 144A	835	10,000
Interpump Group SpA	388	17,067
Intesa Sanpaolo SpA	2,025	8,438
Italgas SpA	3,537	19,928
Leonardo SpA	1,058	26,888
Mediobanca Banca di Credito Finanziario SpA	846	14,313
Moncler SpA	513	31,470
Nexi SpA, 144A *	742	5,186
Pirelli & C SpA, 144A	9,619	58,496
Poste Italiane SpA, 144A	875	12,155
Prysmian SpA	2,739	192,216
Recordati Industria Chimica e Farmaceutica SpA	610	35,786
Reply SpA	119	18,797
Snam SpA	9,265	45,975
Telecom Italia SpA *	22,767	6,028
Telecom Italia SpA-RSP *	22,207	6,507
Terna - Rete Elettrica Nazionale	9,762	84,953
UniCredit SpA	370	15,309

(Cost $1,055,605)		1,344,569

Japan — 31.8%
ABC-Mart, Inc.	889	18,262
Acom Co. Ltd.	4,300	11,033
Activia Properties, Inc. REIT	6	14,196
Advance Residence Investment Corp. REIT	6	13,640
Advantest Corp.	248	11,311
Aeon Co. Ltd.	1,349	33,807
Aeon Mall Co. Ltd.	100	1,411
AEON REIT Investment Corp. REIT	9	8,283
AGC, Inc.	1,354	42,720
Aica Kogyo Co. Ltd.	1,514	34,823
Air Water, Inc.	6,100	85,276
Aisin Corp.	2,293	80,063
Ajinomoto Co., Inc.	1,300	49,971
Alfresa Holdings Corp.	5,700	93,796
Amada Co. Ltd.	6,743	69,465
Amano Corp.	1,700	51,080
ANA Holdings, Inc.	2,200	44,505
Anritsu Corp.	1,200	9,659
As One Corp.	200	4,036

	Number of Shares	Value $
Asahi Group Holdings Ltd.	492	18,338
Asahi Intecc Co. Ltd.	616	11,298
Asahi Kasei Corp.	3,819	27,068
ASKUL Corp.	400	5,824
Astellas Pharma, Inc.	1,683	21,002
Azbil Corp.	1,313	43,149
Bandai Namco Holdings, Inc.	4,100	88,051
Bic Camera, Inc.	1,800	20,595
BIPROGY, Inc.	1,100	35,575
Bridgestone Corp.	3,524	137,518
Brother Industries Ltd.	942	17,471
Calbee, Inc.	1,380	30,670
Canon Marketing Japan, Inc.	1,400	43,710
Canon, Inc.	4,922	169,594
Capcom Co. Ltd.	1,316	28,678
Casio Computer Co. Ltd.	900	7,220
Central Japan Railway Co.	1,955	45,382
Chiba Bank Ltd.	400	3,365
Chubu Electric Power Co., Inc.	22,631	282,722
Chugai Pharmaceutical Co. Ltd.	700	35,499
Chugoku Electric Power Co., Inc.	3,283	22,694
Coca-Cola Bottlers Japan Holdings, Inc.	1,700	24,086
COMSYS Holdings Corp.	4,134	91,024
Concordia Financial Group Ltd.	1,400	7,894
Cosmo Energy Holdings Co. Ltd.	1,400	77,401
Cosmos Pharmaceutical Corp.	620	30,403
Credit Saison Co. Ltd.	300	6,645
Dai Nippon Printing Co. Ltd.	2,507	90,376
Daicel Corp.	5,827	52,205
Daido Steel Co. Ltd.	3,075	30,538
Daifuku Co. Ltd.	1,378	26,575
Dai-ichi Life Holdings, Inc.	500	14,344
Daiichikosho Co. Ltd.	600	6,810
Daikin Industries Ltd.	120	15,255
Daito Trust Construction Co. Ltd.	1,348	166,643
Daiwa House Industry Co. Ltd.	4,302	132,631
Daiwa House REIT Investment Corp. REIT	3	4,860
Daiwa Office Investment Corp. REIT	2	4,217
Daiwa Securities Group, Inc.	700	5,163
Daiwa Securities Living Investments Corp. REIT	10	7,143
Denka Co. Ltd.	700	10,887
Denso Corp.	2,784	42,839
Dentsu Group, Inc.	300	9,224
Dentsu Soken, Inc.	100	4,121
DIC Corp.	2,000	43,034
Disco Corp.	93	27,248
DMG Mori Co. Ltd.	1,000	23,790
Dowa Holdings Co. Ltd.	900	31,202

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
East Japan Railway Co.	3,200	61,569
Ebara Corp.	3,900	52,806
Electric Power Development Co. Ltd.	7,476	127,283
ENEOS Holdings, Inc.	78,520	425,751
EXEO Group, Inc.	3,344	35,965
Ezaki Glico Co. Ltd.	1,400	39,806
FANUC Corp.	580	17,077
Fast Retailing Co. Ltd.	29	9,291
Frontier Real Estate Investment Corp. REIT	3	8,829
Fuji Electric Co. Ltd.	1,288	77,100
Fuji Media Holdings, Inc.	1,400	16,461
Fuji Oil Holdings, Inc.	600	13,207
Fuji Soft, Inc.	600	36,716
FUJIFILM Holdings Corp.	2,453	65,787
Fujikura Ltd.	1,200	34,672
Fujitsu Ltd.	4,660	85,692
Fukuoka Financial Group, Inc.	200	5,264
Fuyo General Lease Co. Ltd.	200	15,624
GLP J REIT	10	9,176
Goldwin, Inc.	100	6,179
GS Yuasa Corp.	538	10,163
Hachijuni Bank Ltd.	900	5,675
Hakuhodo DY Holdings, Inc.	1,369	11,574
Hamamatsu Photonics KK	250	6,669
Hankyu Hanshin Holdings, Inc.	1,367	41,976
Haseko Corp.	1,497	18,604
Heiwa Corp.	400	5,788
Hikari Tsushin, Inc.	153	32,217
Hirogin Holdings, Inc.	400	3,132
Hirose Electric Co. Ltd.	282	37,069
Hisamitsu Pharmaceutical Co., Inc.	200	5,574
Hitachi Construction Machinery Co. Ltd.	600	14,629
Hitachi Ltd.	4,130	101,318
Honda Motor Co. Ltd.	11,235	122,531
Horiba Ltd.	354	23,583
Hoshizaki Corp.	1,226	39,549
House Foods Group, Inc.	1,357	27,311
Hoya Corp.	352	49,788
Hulic Co. Ltd.	8,548	88,442
Ibiden Co. Ltd.	300	10,407
Idemitsu Kosan Co. Ltd.	40,725	296,197
IHI Corp.	400	17,411
Iida Group Holdings Co. Ltd.	300	4,635
Industrial & Infrastructure Fund Investment Corp. REIT	3	2,559
INFRONEER Holdings, Inc.	8,084	67,846
Inpex Corp.	6,099	90,874
Internet Initiative Japan, Inc.	700	14,254
Invincible Investment Corp. REIT	14	6,211

	Number of Shares	Value $
Isetan Mitsukoshi Holdings Ltd.	2,500	37,653
Isuzu Motors Ltd.	5,500	82,932
Ito En Ltd.	300	7,259
ITOCHU Corp.	2,336	123,630
Itoham Yonekyu Holdings, Inc.	160	4,352
Iwatani Corp.	2,000	121,534
Iyogin Holdings, Inc.	200	1,854
Izumi Co. Ltd.	500	11,184
J. Front Retailing Co. Ltd.	1,365	13,410
Japan Airlines Co. Ltd.	1,400	23,605
Japan Aviation Electronics Industry Ltd.	600	10,702
Japan Exchange Group, Inc.	300	6,939
Japan Hotel REIT Investment Corp. REIT	12	6,165
Japan Logistics Fund, Inc. REIT	3	5,396
Japan Metropolitan Fund Invest REIT	12	7,615
Japan Post Bank Co. Ltd.	300	2,810
Japan Post Holdings Co. Ltd.	500	4,874
Japan Post Insurance Co. Ltd.	400	7,541
Japan Prime Realty Investment Corp. REIT	4	9,052
Japan Real Estate Investment Corp. REIT	6	24,189
Japan Tobacco, Inc.	1,864	53,806
JFE Holdings, Inc.	4,900	67,810
JGC Holdings Corp.	1,700	15,528
JTEKT Corp.	3,700	28,511
Kadokawa Corp.	200	3,994
Kagome Co. Ltd.	265	5,840
Kajima Corp.	2,900	52,949
Kakaku.com, Inc.	500	8,588
Kamigumi Co. Ltd.	2,632	59,363
Kandenko Co. Ltd.	3,892	57,683
Kaneka Corp.	1,322	34,202
Kansai Electric Power Co., Inc.	8,511	151,100
Kansai Paint Co. Ltd.	4,188	74,826
Kao Corp.	1,153	51,828
Kawasaki Heavy Industries Ltd.	543	19,209
KDDI Corp.	1,329	44,825
KDX Realty Investment Corp. REIT	8	8,879
Keihan Holdings Co. Ltd.	400	7,750
Keikyu Corp.	1,100	8,729
Keio Corp.	200	4,895
Keisei Electric Railway Co. Ltd.	800	25,279
Kewpie Corp.	1,359	34,786
Keyence Corp.	22	10,518
Kikkoman Corp.	3,230	36,447
Kinden Corp.	5,000	107,139
Kintetsu Group Holdings Co. Ltd.	2,800	65,229
Kirin Holdings Co. Ltd.	1,612	24,384

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Kobe Bussan Co. Ltd.	300	8,746
Kobe Steel Ltd.	2,200	27,023
Koei Tecmo Holdings Co. Ltd.	224	2,506
Koito Manufacturing Co. Ltd.	600	8,831
Kokuyo Co. Ltd.	4,200	70,858
Komatsu Ltd.	2,370	66,019
Konami Group Corp.	482	43,514
K’s Holdings Corp.	1,011	10,901
Kubota Corp.	1,600	22,362
Kuraray Co. Ltd.	13,081	171,592
Kurita Water Industries Ltd.	528	21,152
Kusuri no Aoki Holdings Co. Ltd.	600	13,759
Kyocera Corp.	5,088	62,637
Kyoto Financial Group, Inc.	400	6,346
Kyowa Kirin Co. Ltd.	800	18,269
Kyudenko Corp.	1,099	49,400
Kyushu Electric Power Co., Inc.	10,564	111,985
Kyushu Railway Co.	1,400	37,595
LaSalle Logiport REIT	7	7,043
Lion Corp.	1,306	13,315
Lixil Corp.	811	9,639
Mabuchi Motor Co. Ltd.	2,700	40,582
Macnica Holdings, Inc.	200	8,112
Makita Corp.	400	13,376
Mani, Inc.	500	6,753
Marubeni Corp.	9,391	160,403
Marui Group Co. Ltd.	879	14,866
Maruichi Steel Tube Ltd.	2,650	63,572
Maruwa Co. Ltd./Aichi	100	26,544
MatsukiyoCocokara & Co.	3,691	59,520
Mazda Motor Corp.	4,900	41,124
McDonald’s Holdings Co. Japan Ltd.	1,400	61,632
Mebuki Financial Group, Inc.	1,700	6,657
Medipal Holdings Corp.	8,551	149,902
MEIJI Holdings Co. Ltd.	3,538	88,107
MINEBEA MITSUMI, Inc.	1,371	28,803
MISUMI Group, Inc.	140	2,644
Mitsubishi Chemical Group Corp.	23,902	139,336
Mitsubishi Corp.	5,108	105,700
Mitsubishi Electric Corp.	4,374	73,328
Mitsubishi Estate Co. Ltd.	2,400	41,216
Mitsubishi Gas Chemical Co., Inc.	3,667	68,061
Mitsubishi HC Capital, Inc.	2,350	16,922
Mitsubishi Heavy Industries Ltd.	3,730	49,762
Mitsubishi Logistics Corp.	2,100	73,757
Mitsubishi Materials Corp.	2,800	49,546
Mitsubishi Motors Corp.	2,400	6,868
Mitsubishi UFJ Financial Group, Inc.	500	5,247

	Number of Shares	Value $
Mitsui & Co. Ltd.	6,050	129,763
Mitsui Chemicals, Inc.	4,300	114,909
Mitsui Fudosan Co. Ltd.	4,100	44,152
Mitsui Fudosan Logistics Park, Inc. REIT	2	6,037
Mitsui Mining & Smelting Co. Ltd.	1,000	32,169
Mitsui OSK Lines Ltd.	1,974	70,999
Miura Co. Ltd.	300	6,816
Mizuho Financial Group, Inc.	580	11,986
MonotaRO Co. Ltd.	600	9,484
Mori Hills REIT Investment Corp. REIT	6	5,349
Morinaga & Co. Ltd.	400	7,553
Morinaga Milk Industry Co. Ltd.	400	9,263
MS&AD Insurance Group Holdings, Inc.	1,200	27,568
Murata Manufacturing Co. Ltd.	1,351	28,142
Nabtesco Corp.	200	3,404
Nagase & Co. Ltd.	3,565	78,080
Nagoya Railroad Co. Ltd.	1,700	20,344
Nankai Electric Railway Co. Ltd.	718	11,635
NEC Corp.	800	70,684
NEC Networks & System Integration Corp.	200	3,618
NET One Systems Co. Ltd.	700	16,374
NGK Insulators Ltd.	3,277	43,696
NH Foods Ltd.	600	22,516
NHK Spring Co. Ltd.	3,600	41,228
Nichirei Corp.	1,400	42,075
Nidec Corp.	200	8,167
Nifco, Inc.	761	19,458
Nikon Corp.	1,100	11,782
Nintendo Co. Ltd.	1,350	73,265
Nippon Accommodations Fund, Inc. REIT	2	9,052
Nippon Building Fund, Inc. REIT	5	22,527
NIPPON EXPRESS HOLDINGS, Inc.	536	27,366
Nippon Kayaku Co. Ltd.	4,900	43,479
Nippon Prologis REIT, Inc. REIT	6	10,607
Nippon Sanso Holdings Corp.	1,259	43,035
Nippon Shokubai Co. Ltd.	4,000	46,221
Nippon Steel Corp.	3,313	75,314
Nippon Telegraph & Telephone Corp.	11,175	11,950
Nippon Yusen KK	2,700	97,779
Nishi-Nippon Railroad Co. Ltd.	1,400	22,970
Nissan Chemical Corp.	1,083	37,115
Nissan Motor Co. Ltd.	8,300	24,255
Nisshin Seifun Group, Inc.	1,478	19,170
Nissin Foods Holdings Co. Ltd.	1,352	35,368
Niterra Co. Ltd.	2,202	65,060

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Nitori Holdings Co. Ltd.	310	46,243
Nitto Denko Corp.	1,843	153,346
Noevir Holdings Co. Ltd.	200	7,802
NOF Corp.	4,121	64,219
NOK Corp.	1,900	31,148
Nomura Real Estate Holdings, Inc.	986	28,265
Nomura Real Estate Master Fund, Inc. REIT	12	12,173
Nomura Research Institute Ltd.	1,400	47,210
NS Solutions Corp.	1,700	43,374
NSK Ltd.	4,100	21,138
Obayashi Corp.	26,362	337,480
OBIC Business Consultants Co. Ltd.	300	14,690
Obic Co. Ltd.	235	40,833
Odakyu Electric Railway Co. Ltd.	3,200	37,328
Oji Holdings Corp.	13,388	53,587
OKUMA Corp.	700	29,086
Omron Corp.	600	24,832
Ono Pharmaceutical Co. Ltd.	1,677	24,832
Open House Group Co. Ltd.	1,180	46,550
Oracle Corp.	300	27,135
Oriental Land Co. Ltd.	490	13,421
ORIX Corp.	2,636	65,970
Orix JREIT, Inc. REIT	8	8,335
Osaka Gas Co. Ltd.	6,229	153,752
OSG Corp.	1,300	18,111
Otsuka Corp.	2,816	67,032
Otsuka Holdings Co. Ltd.	1,634	95,994
PALTAC Corp.	382	11,725
Pan Pacific International Holdings Corp.	1,399	35,627
Panasonic Holdings Corp.	8,472	70,549
Penta-Ocean Construction Co. Ltd.	2,820	12,401
Persol Holdings Co. Ltd.	8,590	16,796
Pigeon Corp.	300	3,250
Pola Orbis Holdings, Inc.	400	4,045
Rakuten Group, Inc. *	1,100	7,808
Recruit Holdings Co. Ltd.	926	57,536
Renesas Electronics Corp.	500	8,633
Rengo Co. Ltd.	5,412	37,336
Resona Holdings, Inc.	1,300	9,201
Resonac Holdings Corp.	1,300	31,776
Resorttrust, Inc.	900	17,202
Ricoh Co. Ltd.	2,200	22,966
Rinnai Corp.	1,351	30,350
Rohm Co. Ltd.	1,256	15,743
Rohto Pharmaceutical Co. Ltd.	722	17,236
Ryohin Keikaku Co. Ltd.	1,600	30,120
Sankyo Co. Ltd.	8,945	128,856
Sankyu, Inc.	1,400	45,816

	Number of Shares	Value $
Sanrio Co. Ltd.	300	7,665
Santen Pharmaceutical Co. Ltd.	1,800	23,198
Sanwa Holdings Corp.	5,100	116,182
Sapporo Holdings Ltd.	300	14,934
SBI Holdings, Inc.	500	12,252
SCREEN Holdings Co. Ltd.	128	9,578
SCSK Corp.	1,400	28,110
Secom Co. Ltd.	1,677	122,315
Sega Sammy Holdings, Inc.	1,000	17,513
Seibu Holdings, Inc.	1,900	40,948
Seiko Epson Corp.	2,151	40,042
Seino Holdings Co. Ltd.	4,200	66,791
Sekisui Chemical Co. Ltd.	6,301	95,875
Sekisui House Ltd.	3,536	91,165
Sekisui House Reit, Inc. REIT	21	12,115
Seven & i Holdings Co. Ltd.	2,000	28,825
Seven Bank Ltd.	2,500	4,943
SG Holdings Co. Ltd.	4,360	47,327
Shikoku Electric Power Co., Inc.	4,900	44,253
Shimadzu Corp.	896	29,814
Shimamura Co. Ltd.	1,222	65,294
Shimano, Inc.	262	49,303
Shimizu Corp.	22,146	148,081
Shin-Etsu Chemical Co. Ltd.	1,335	58,881
Shinko Electric Industries Co. Ltd.	200	7,743
Shionogi & Co. Ltd.	1,500	70,125
Shiseido Co. Ltd.	200	4,479
Shizuoka Financial Group, Inc.	1,200	10,693
SHO-BOND Holdings Co. Ltd.	649	25,001
Skylark Holdings Co. Ltd. *	5,460	83,716
SMC Corp.	57	26,228
SoftBank Corp.	2,205	30,863
Sohgo Security Services Co. Ltd.	4,335	30,740
Sojitz Corp.	7,520	179,472
Sompo Holdings, Inc.	1,200	28,268
Sony Group Corp.	173	16,872
Sotetsu Holdings, Inc.	900	15,057
Square Enix Holdings Co. Ltd.	500	18,499
Stanley Electric Co. Ltd.	1,131	21,644
Subaru Corp.	9,964	188,906
Sugi Holdings Co. Ltd.	3,005	52,152
SUMCO Corp.	300	3,439
Sumitomo Bakelite Co. Ltd.	1,000	26,572
Sumitomo Chemical Co. Ltd.	7,200	20,665
Sumitomo Corp.	5,732	135,658
Sumitomo Electric Industries Ltd.	11,426	189,001
Sumitomo Forestry Co. Ltd.	1,383	57,835
Sumitomo Heavy Industries Ltd.	1,349	31,352
Sumitomo Metal Mining Co. Ltd.	569	15,960

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Sumitomo Mitsui Financial Group, Inc.	200	13,118
Sumitomo Mitsui Trust Holdings, Inc.	1,000	24,745
Sumitomo Realty & Development Co. Ltd.	971	33,110
Sumitomo Rubber Industries Ltd.	8,800	89,871
Sundrug Co. Ltd.	1,188	34,594
Suntory Beverage & Food Ltd.	674	24,765
Suzuken Co. Ltd.	3,884	137,643
Suzuki Motor Corp.	7,768	90,348
Sysmex Corp.	381	7,379
Taiheiyo Cement Corp.	300	6,830
Taisei Corp.	1,634	74,100
Takara Holdings, Inc.	3,700	28,969
Takashimaya Co. Ltd.	800	6,129
Takeda Pharmaceutical Co. Ltd.	100	2,976
TBS Holdings, Inc.	800	22,181
TDK Corp.	730	49,369
TechnoPro Holdings, Inc.	387	7,800
Teijin Ltd.	2,220	20,774
Terumo Corp.	832	15,368
THK Co. Ltd.	200	3,687
TIS, Inc.	1,400	35,028
Tobu Railway Co. Ltd.	1,900	32,779
Toda Corp.	1,000	6,899
Toho Co. Ltd.	659	25,350
Toho Gas Co. Ltd.	2,800	82,574
Tohoku Electric Power Co., Inc.	5,219	47,475
Tokai Carbon Co. Ltd.	1,400	8,555
Tokio Marine Holdings, Inc.	700	26,470
Tokyo Century Corp.	600	6,533
Tokyo Electric Power Co. Holdings, Inc. *	7,304	34,853
Tokyo Electron Ltd.	61	10,811
Tokyo Gas Co. Ltd.	16,359	409,410
Tokyo Ohka Kogyo Co. Ltd.	1,300	32,302
Tokyo Seimitsu Co. Ltd.	100	5,652
Tokyo Tatemono Co. Ltd.	1,400	23,360
Tokyu Corp.	1,600	19,587
Tokyu Fudosan Holdings Corp.	2,522	18,083
TOPPAN Holdings, Inc.	3,965	119,354
Toray Industries, Inc.	6,900	35,560
Toridoll Holdings Corp. (c)	300	7,615
Tosoh Corp.	2,041	26,283
TOTO Ltd.	280	9,717
Toyo Seikan Group Holdings Ltd.	821	13,067
Toyo Suisan Kaisha Ltd.	1,400	87,353
Toyo Tire Corp.	3,400	49,947
Toyoda Gosei Co. Ltd.	1,384	24,813
Toyota Boshoku Corp.	1,900	25,250
Toyota Industries Corp.	398	31,270

	Number of Shares	Value $
Toyota Motor Corp.	300	5,686
Toyota Tsusho Corp.	6,169	118,313
Trend Micro, Inc.	439	26,324
TS Tech Co. Ltd.	3,758	47,825
Tsumura & Co.	300	8,297
Tsuruha Holdings, Inc.	128	7,769
UBE Corp.	293	5,327
Unicharm Corp.	577	20,127
United Urban Investment Corp. REIT	8	7,906
Ushio, Inc.	601	8,563
USS Co. Ltd.	5,600	51,498
Welcia Holdings Co. Ltd.	800	11,052
West Japan Railway Co.	3,300	62,983
Yakult Honsha Co. Ltd.	300	6,340
Yamada Holdings Co. Ltd.	7,057	21,917
Yamaguchi Financial Group, Inc.	500	5,779
Yamaha Motor Co. Ltd.	4,500	39,157
Yamato Holdings Co. Ltd.	3,900	45,320
Yamato Kogyo Co. Ltd.	1,400	69,757
Yamazaki Baking Co. Ltd.	2,753	51,021
Yaoko Co. Ltd.	400	26,288
Yaskawa Electric Corp.	100	3,310
Yokogawa Electric Corp.	1,400	39,306
Yokohama Rubber Co. Ltd.	1,400	31,970
Zenkoku Hosho Co. Ltd.	638	25,769
Zensho Holdings Co. Ltd.	1,000	52,210
Zeon Corp.	1,359	11,214
ZOZO, Inc.	200	6,378

(Cost $15,547,692)		17,746,282

Jordan — 0.1%
Hikma Pharmaceuticals PLC

(Cost $81,073)	3,133	81,651

Luxembourg — 0.1%
ArcelorMittal SA	216	5,062
Eurofins Scientific SE	415	23,721
RTL Group SA	373	12,159
Tenaris SA	2,585	37,698

(Cost $89,631)		78,640

Netherlands — 2.6%
Aalberts NV	405	15,789
ABN AMRO Bank NV, 144A	235	4,029
Adyen NV, 144A *	6	8,826
Akzo Nobel NV	1,089	69,553
ASM International NV	12	8,116
ASML Holding NV	10	8,988
ASR Nederland NV	200	9,796
BE Semiconductor Industries NV	139	18,125
CTP NV, 144A	3,044	57,213
Euronext NV, 144A	122	13,045
EXOR NV	1,968	219,145

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Ferrovial SE	835	34,882
Heineken Holding NV	554	41,730
Heineken NV	203	18,304
IMCD NV	365	59,714
ING Groep NV	319	5,789
JDE Peet’s NV	271	6,215
Koninklijke Ahold Delhaize NV	6,413	220,481
Koninklijke KPN NV	20,464	83,652
Koninklijke Philips NV *	3,489	105,084
Koninklijke Vopak NV	838	38,569
NN Group NV	122	5,981
Prosus NV *	257	9,538
QIAGEN NV *	350	16,066
Randstad NV	1,431	68,982
Signify NV, 144A	786	19,349
Stellantis NV	4,625	77,498
Universal Music Group NV	1,090	28,510
Wolters Kluwer NV	1,013	172,847

(Cost $1,287,702)		1,445,816

New Zealand — 0.9%
a2 Milk Co. Ltd. *	1,932	7,349
Air New Zealand Ltd.	12,872	4,389
Auckland International Airport Ltd.	2,896	13,743
Contact Energy Ltd.	8,049	41,949
Fisher & Paykel Healthcare Corp. Ltd.	3,301	73,524
Fletcher Building Ltd.	14,724	28,281
Infratil Ltd.	10,009	69,134
Mainfreight Ltd.	1,494	68,235
Mercury NZ Ltd.	7,558	29,554
Meridian Energy Ltd.	4,259	16,894
Ryman Healthcare Ltd. *	4,085	12,396
SKYCITY Entertainment Group Ltd.	5,248	4,892
Spark New Zealand Ltd.	58,256	130,848
Xero Ltd. *	139	13,471

(Cost $550,802)		514,659

Norway — 1.0%
Aker ASA, Class A	206	11,669
Aker BP ASA	440	10,547
DNB Bank ASA	256	5,416
Equinor ASA	752	19,985
Gjensidige Forsikring ASA	917	16,267
Kongsberg Gruppen ASA	1,116	118,215
Mowi ASA	4,791	83,542
Norsk Hydro ASA	2,409	13,509
Orkla ASA	13,224	117,605
Salmar ASA	1,085	56,441
Schibsted ASA, Class A	510	15,658
Schibsted ASA, Class B	587	16,903

	Number of Shares	Value $
Telenor ASA	1,362	16,909
Var Energi ASA	15,089	50,714
Yara International ASA	727	21,195

(Cost $542,904)		574,575

Poland — 0.7%
Bank Polska Kasa Opieki SA	975	40,001
Dino Polska SA, 144A *	342	28,559
KGHM Polska Miedz SA	466	16,748
LPP SA	2	7,633
ORLEN SA *	11,870	197,746
Powszechna Kasa Oszczednosci Bank Polski SA	807	12,094
Powszechny Zaklad Ubezpieczen SA	3,798	45,866
Santander Bank Polska SA	134	18,028

(Cost $335,921)		366,675

Portugal — 0.6%
EDP SA	6,848	28,774
Galp Energia SGPS SA	10,786	223,976
Jeronimo Martins SGPS SA	3,202	59,332

(Cost $236,393)		312,082

Russia — 0.0%
Evraz PLC * (d)

(Cost $35,071)	4,559	0

Singapore — 3.2%
BOC Aviation Ltd., 144A	679	5,850
CapitaLand Ascendas REIT	9,136	20,186
CapitaLand Ascott Trust (a)	23,955	16,724
CapitaLand Integrated Commercial Trust REIT	46,074	74,937
CapitaLand Investment Ltd.	800	1,663
City Developments Ltd.	1,900	7,624
ComfortDelGro Corp. Ltd.	105,844	115,308
DBS Group Holdings Ltd.	1,788	49,877
Genting Singapore Ltd.	62,000	38,291
Jardine Cycle & Carriage Ltd.	1,310	27,809
Keppel REIT	24,772	16,724
Keppel DC REIT	9,700	15,851
Keppel Ltd.	72,162	341,586
Mapletree Industrial Trust REIT	22,678	42,452
Mapletree Logistics Trust REIT	37,967	39,614
Mapletree Pan Asia Commercial Trust REIT	13,691	14,390
NETLINK NBN TRUST	45,600	30,611
Oversea-Chinese Banking Corp. Ltd.	7,262	81,063
Sembcorp Industries Ltd.	17,853	67,525
SIA Engineering Co. Ltd.	5,100	9,156
Singapore Airlines Ltd. (c)	70,100	337,741
Singapore Exchange Ltd.	16,180	134,435
Singapore Post Ltd.	6,900	2,276

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Singapore Technologies Engineering Ltd.	25,228	86,129
Singapore Telecommunications Ltd.	25,466	61,152
StarHub Ltd.	21,800	20,572
Suntec Real Estate Investment Trust REIT	5,200	4,907
United Overseas Bank Ltd.	2,300	55,389
UOL Group Ltd.	8,629	35,616
Venture Corp. Ltd.	4,062	43,691
Wilmar International Ltd.	5,000	12,045

(Cost $1,772,136)		1,811,194

South Korea — 4.8%
BGF retail Co. Ltd.	89	7,862
BNK Financial Group, Inc.	6,215	47,269
Cheil Worldwide, Inc.	2,681	36,446
CJ CheilJedang Corp.	93	22,417
CJ Corp.	166	13,905
CJ Logistics Corp.	416	29,366
Coway Co. Ltd.	513	25,806
Daewoo Engineering & Construction Co. Ltd. *	2,027	6,115
DB Insurance Co. Ltd.	662	57,485
DGB Financial Group, Inc.	2,164	13,575
DL E&C Co. Ltd.	874	21,591
Dongsuh Cos., Inc.	435	6,067
Doosan Bobcat, Inc.	638	19,008
E-MART, Inc.	27	1,287
Fila Holdings Corp.	163	5,168
GS Engineering & Construction Corp. *	744	11,417
GS Holdings Corp.	2,290	77,399
GS Retail Co. Ltd.	502	8,286
Hana Financial Group, Inc.	1,754	81,276
Hankook Tire & Technology Co. Ltd.	1,721	55,913
Hanon Systems	1,269	3,843
Hanwha Corp.	271	5,893
HD Hyundai Co. Ltd.	500	30,280
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	149	21,349
Hotel Shilla Co. Ltd.	121	4,298
Hyundai Department Store Co. Ltd.	97	3,471
Hyundai Engineering & Construction Co. Ltd.	636	15,235
Hyundai Glovis Co. Ltd.	992	83,171
Hyundai Marine & Fire Insurance Co. Ltd.	766	19,955
Hyundai Mobis Co. Ltd.	698	113,647
Hyundai Motor Co.	291	55,658
Hyundai Steel Co.	718	13,652
Industrial Bank of Korea	3,753	38,798

	Number of Shares	Value $
Kangwon Land, Inc.	748	8,953
KB Financial Group, Inc.	1,772	113,946
KEPCO Plant Service & Engineering Co. Ltd.	255	7,951
Kia Corp.	1,505	119,535
Korea Aerospace Industries Ltd.	1,394	56,664
Korea Investment Holdings Co. Ltd.	83	4,523
Korea Zinc Co. Ltd.	22	8,811
Korean Air Lines Co. Ltd.	3,103	51,219
Krafton, Inc. *	42	10,281
KT&G Corp.	1,577	127,732
Kumho Petrochemical Co. Ltd.	95	9,736
LG Corp.	384	22,767
LG Electronics, Inc.	271	20,165
LG H&H Co. Ltd.	22	5,838
LG Uplus Corp.	5,402	39,428
Lotte Corp.	398	7,374
LOTTE Fine Chemical Co. Ltd.	254	9,260
Lotte Shopping Co. Ltd.	163	7,614
LS Corp.	87	7,366
Meritz Financial Group, Inc.	123	8,407
Mirae Asset Securities Co. Ltd.	3,976	24,883
NAVER Corp.	46	5,823
NH Investment & Securities Co. Ltd.	2,926	29,920
NongShim Co. Ltd.	49	14,159
OCI Holdings Co. Ltd.	88	4,697
Ottogi Corp.	19	5,924
POSCO Holdings, Inc.	109	27,743
S-1 Corp.	869	38,576
Samsung C&T Corp.	1,350	149,265
Samsung Card Co. Ltd.	905	29,436
Samsung E&A Co. Ltd. *	972	18,445
Samsung Electro-Mechanics Co. Ltd.	189	20,204
Samsung Electronics Co. Ltd.	131	7,286
Samsung Fire & Marine Insurance Co. Ltd.	407	105,570
Samsung Life Insurance Co. Ltd.	109	7,931
Samsung SDS Co. Ltd.	864	97,470
Samsung Securities Co. Ltd.	1,613	57,053
Shinhan Financial Group Co. Ltd.	3,582	150,429
Shinsegae, Inc.	102	11,499
SK Square Co. Ltd. *	183	10,754
SK, Inc.	173	18,545
S-Oil Corp.	688	32,138
Woori Financial Group, Inc.	8,812	105,677
Yuhan Corp.	692	73,041

(Cost $2,197,462)		2,650,946

Spain — 0.9%
Acciona SA	44	5,956

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
ACS Actividades de Construccion y Servicios SA	1,224	55,711
Aena SME SA, 144A	202	40,828
Amadeus IT Group SA	452	30,489
Banco Bilbao Vizcaya Argentaria SA	812	8,620
Banco Santander SA	1,986	9,884
Bankinter SA	758	6,709
CaixaBank SA	1,602	9,682
Cellnex Telecom SA, 144A *	162	6,264
Enagas SA	933	14,417
Endesa SA	1,472	31,121
Fomento de Construcciones y Contratas SA	561	8,247
Grifols SA *	1,216	13,487
Iberdrola SA	3,453	49,000
Industria de Diseno Textil SA	339	18,379
Mapfre SA	7,826	19,733
Naturgy Energy Group SA	158	4,033
Redeia Corp. SA	2,078	39,516
Repsol SA	2,944	40,587
Telefonica SA	24,288	110,065

(Cost $466,918)		522,728

Sweden — 5.6%
Alfa Laval AB	2,112	94,847
Assa Abloy AB, Class B	2,442	78,954
Atlas Copco AB, Class A	2,863	52,042
Atlas Copco AB, Class B	1,702	27,124
Axfood AB	3,528	94,257
Boliden AB	1,405	43,080
Epiroc AB, Class A	2,592	50,064
Epiroc AB, Class B	2,032	36,173
Essity AB, Class B	2,581	78,533
Evolution AB, 144A	86	8,956
Getinge AB, Class B	1,558	32,497
H & M Hennes & Mauritz AB, Class B	1,767	28,039
Hexagon AB, Class B	4,071	41,741
Holmen AB, Class B	1,742	71,478
Husqvarna AB, Class B	3,751	25,317
Industrivarden AB, Class A	4,929	177,701
Industrivarden AB, Class C	5,280	189,942
Indutrade AB	2,569	80,978
Investment AB Latour, Class B	883	26,609
Investor AB, Class A	1,347	39,999
Investor AB, Class B	5,672	169,123
L E Lundbergforetagen AB, Class B	798	43,871
Lifco AB, Class B	1,119	37,479
Saab AB, Class B	1,594	37,722
Sandvik AB	3,077	65,592
Securitas AB, Class B	22,541	264,133

	Number of Shares	Value $
Skandinaviska Enskilda Banken AB, Class A	2,126	32,801
Skanska AB, Class B	6,215	125,808
SKF AB, Class B	8,343	158,253
SSAB AB, Class A	6,536	31,803
SSAB AB, Class B	22,128	105,640
Svenska Cellulosa AB SCA, Class B	2,028	28,230
Svenska Handelsbanken AB, Class A	2,934	30,341
Sweco AB, Class B	1,302	21,474
Swedbank AB, Class A	2,189	46,898
Swedish Orphan Biovitrum AB *	320	9,999
Tele2 AB, Class B	5,921	67,358
Telefonaktiebolaget LM Ericsson, Class B	3,252	24,299
Telia Co. AB	18,374	57,127
Trelleborg AB, Class B	9,619	375,903
Volvo AB, Class A	531	14,321
Volvo AB, Class B	3,470	92,368

(Cost $2,894,487)		3,118,874

Switzerland — 4.6%
ABB Ltd.	1,706	97,782
Adecco Group AG	3,955	134,436
Alcon, Inc.	299	29,003
Bachem Holding AG	51	4,878
Baloise Holding AG	140	27,078
Banque Cantonale Vaudoise	78	8,357
Barry Callebaut AG	5	8,109
Belimo Holding AG	49	32,919
BKW AG	376	70,728
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	7	92,569
Cie Financiere Richemont SA, Class A	91	14,356
Clariant AG *	1,400	22,012
Coca-Cola HBC AG *	2,938	108,888
DKSH Holding AG	443	35,505
DSM-Firmenich AG	30	4,084
Emmi AG	24	24,977
EMS-Chemie Holding AG	34	28,512
Flughafen Zurich AG	121	28,309
Geberit AG	155	98,833
Georg Fischer AG	695	55,005
Givaudan SA	20	102,681
Glencore PLC *	7,907	41,650
Helvetia Holding AG	85	13,455
Holcim AG *	1,714	165,087
Julius Baer Group Ltd.	85	4,960
Kuehne + Nagel International AG	336	104,192
Logitech International SA	1,913	173,206
Lonza Group AG	136	89,058

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Nestle SA	67	7,188
Novartis AG	302	36,349
Partners Group Holding AG	85	122,323
PSP Swiss Property AG	234	33,978
Roche Holding AG	30	10,155
Sandoz Group AG	4,298	188,951
Schindler Holding AG	93	25,156
Schindler Holding AG Participation Certificates	187	51,971
SGS SA	625	69,715
SIG Group AG *	753	15,922
Sika AG	17	5,450
Sonova Holding AG	301	104,939
STMicroelectronics NV	227	7,229
Straumann Holding AG	222	32,824
Swatch Group AG – Bearer	73	15,298
Swatch Group AG – Registered	186	7,760
Swiss Life Holding AG	41	33,150
Swiss Prime Site AG	127	14,310
Swiss Re AG	156	21,273
Swisscom AG	66	41,734
Tecan Group AG	25	8,398
Temenos AG	207	14,419
UBS Group AG	664	20,324
VAT Group AG, 144A	114	58,743
Zurich Insurance Group AG	41	23,746

(Cost $2,175,103)		2,591,934

Thailand — 0.0%
Thai Beverage PCL

(Cost $9,945)	26,600	10,816

United Kingdom — 11.0%
3i Group PLC	12,628	527,598
Admiral Group PLC	4,481	171,846
Amcor PLC CDI	8,273	93,685
Anglo American PLC	325	9,435
Ashtead Group PLC	309	21,922
Associated British Foods PLC	2,654	86,852
AstraZeneca PLC	84	14,654
Auto Trader Group PLC, 144A	10,641	119,012
Aviva PLC	2,611	17,315
B&M European Value Retail SA	24,731	144,637
BAE Systems PLC	12,881	230,740
Barclays PLC	1,720	5,163
Barratt Developments PLC	15,569	103,781
Beazley PLC	1,438	14,174
Berkeley Group Holdings PLC	2,687	176,005
BP PLC	4,075	22,997
British American Tobacco PLC	277	10,324
BT Group PLC	14,366	26,244
Bunzl PLC	1,854	86,256
Burberry Group PLC	615	5,398

	Number of Shares	Value $
Centrica PLC	92,943	157,269
Compass Group PLC	3,911	123,309
ConvaTec Group PLC, 144A	2,926	9,191
Croda International PLC	307	16,571
Diageo PLC	620	20,147
DS Smith PLC	41,184	253,310
Endeavour Mining PLC	409	8,676
GSK PLC	4,001	87,130
Haleon PLC	10,057	50,491
Halma PLC	1,378	47,196
Hargreaves Lansdown PLC	6,549	95,624
Howden Joinery Group PLC	13,731	171,798
HSBC Holdings PLC	407	3,566
IMI PLC	2,429	58,451
Imperial Brands PLC	10,556	302,436
Informa PLC	2,624	28,761
InterContinental Hotels Group PLC	1,226	122,199
Intertek Group PLC	1,575	102,462
J Sainsbury PLC	56,035	215,335
Johnson Matthey PLC	462	9,927
Kingfisher PLC	12,517	46,752
Legal & General Group PLC	4,467	13,139
Lloyds Banking Group PLC	16,760	12,886
London Stock Exchange Group PLC	51	6,870
Marks & Spencer Group PLC	24,915	112,052
Melrose Industries PLC	553	3,502
Mondi PLC	9,648	186,648
National Grid PLC	4,370	57,352
NatWest Group PLC	1,560	7,077
Next PLC	1,501	200,524
Pearson PLC	5,290	73,417
Persimmon PLC	3,288	71,041
Reckitt Benckiser Group PLC	1,090	62,544
RELX PLC	2,009	93,441
Rightmove PLC	13,459	98,277
Rio Tinto PLC	1,296	81,246
RS GROUP PLC	4,252	43,756
Sage Group PLC	5,687	75,564
Schroders PLC	1,977	8,897
Severn Trent PLC	869	29,363
Shell PLC	446	15,715
Smith & Nephew PLC	2,506	38,551
Smiths Group PLC	2,057	48,716
Spirax Group PLC	145	14,664
SSE PLC	1,952	48,409
Standard Chartered PLC	365	3,739
Taylor Wimpey PLC	38,802	82,128
Tesco PLC	121,737	565,895
Unilever PLC	698	45,005
UNITE Group PLC REIT	238	2,995

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
United Utilities Group PLC	4,275	57,280
Vodafone Group PLC	45,097	44,108
Weir Group PLC	1,173	30,925
Whitbread PLC	556	21,081
Wise PLC, Class A *	1,925	17,823
WPP PLC	3,435	32,694

(Cost $4,784,780)		6,125,963

United States — 0.6%
CRH PLC	1,045	94,855
CRH PLC	156	13,827
Ferguson Enterprises, Inc. *	1,114	226,931

(Cost $213,455)		335,613

TOTAL COMMON STOCKS

(Cost $47,849,362)		55,216,591

PREFERRED STOCKS — 0.4%
Germany — 0.2%
Bayerische Motoren Werke AG	117	10,127
FUCHS SE	1,111	46,805
Henkel AG & Co. KGaA	413	37,834
Volkswagen AG	34	3,620

(Cost $87,051)		98,386

South Korea — 0.1%
CJ CheilJedang Corp.	56	5,844
Hanwha Corp.	512	5,883
Hyundai Motor Co.	188	26,036
Hyundai Motor Co.	120	16,304
Samsung Fire & Marine Insurance Co. Ltd.	55	11,158

(Cost $40,707)		65,225

Spain — 0.1%
Grifols SA, Class B *

(Cost $9,457)	1,492	13,897

TOTAL PREFERRED STOCKS

(Cost $137,215)		177,508

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.* (d), expires 8/22/28

(Cost $0)	38	0

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (e)(f)

(Cost $302,690)	302,690	302,690

	Number of Shares	Value $
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.24% (e)

(Cost $59,667)	59,667	59,667

TOTAL INVESTMENTS — 99.9%

(Cost $48,348,934)		55,756,456
Other assets and liabilities, net — 0.1%		54,184

NET ASSETS — 100.0%		55,810,640

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (b)
5,858	7,803	(11,942)	3,433	1,394	207	—	401	6,546

DWS Group GmbH & Co. KGaA, 144A (b)
—	29,975	(29,752)	4,614	111	871	—	128	4,948

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (e)(f)
—	302,690 (g)	—	—	—	636	—	302,690	302,690

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.24% (e)
24,747	3,648,721	(3,613,801)	—	—	4,471	—	59,667	59,667

30,605	3,989,189	(3,655,495)	8,047	1,505	6,185	—	362,886	373,851

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $286,098, which is 0.5% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
Micro EURO STOXX 50 Futures	EUR	2	10,926	11,005	9/20/2024	79
MINI TOPIX Index Futures	JPY	1	18,835	18,650	9/12/2024	(185)
MSCI EAFE Futures	USD	3	356,520	368,775	9/20/2024	12,255

Total net unrealized appreciation						12,149

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2024

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$55,216,591	$—	$0	$55,216,591
Preferred Stocks (a)	177,508	—	—	177,508
Warrants	—	—	0	0
Short-Term Investments (a)	362,357	—	—	362,357
Derivatives (b)
Futures Contracts	12,334	—	—	12,334

TOTAL	$55,768,790	$—	$0	$55,768,790

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(185)	$—	$—	$(185)

TOTAL	$(185)	$—	$—	$(185)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2024, the amount of transfers from Level 3 to Level 1 was $64,772. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.4%
Australia — 2.0%
Ampol Ltd.	2,107	41,358
ANZ Group Holdings Ltd.	26,886	554,562
APA Group (a)	14,227	73,266
Aristocrat Leisure Ltd.	5,908	219,309
ASX Ltd.	1,893	78,631
Atlassian Corp., Class A *	1,397	231,343
BHP Group Ltd.	46,786	1,294,215
BlueScope Steel Ltd.	4,467	62,618
Brambles Ltd.	12,891	159,450
CAR Group Ltd.	3,289	84,488
Cochlear Ltd.	686	139,808
Coles Group Ltd.	11,431	145,734
Commonwealth Bank of Australia	15,388	1,456,486
Computershare Ltd.	4,924	94,983
CSL Ltd.	4,462	929,917
Dexus REIT	10,341	50,658
Endeavour Group Ltd.	11,936	43,246
Fortescue Ltd.	15,557	192,848
Goodman Group REIT	16,149	365,967
GPT Group REIT	19,187	64,050
Insurance Australia Group Ltd.	21,077	107,971
Lottery Corp. Ltd.	24,184	81,880
Macquarie Group Ltd.	3,570	522,357
Medibank Pvt Ltd.	26,766	70,100
Mineral Resources Ltd.	1,658	45,167
Mirvac Group REIT	38,021	52,626
National Australia Bank Ltd.	29,248	757,475
Northern Star Resources Ltd.	10,166	105,258
Orica Ltd.	4,450	53,623
Origin Energy Ltd.	17,125	115,728
Pilbara Minerals Ltd. (b)	22,759	45,863
Pro Medicus Ltd.	678	69,326
Qantas Airways Ltd. *	7,205	32,802
QBE Insurance Group Ltd.	13,750	147,311
Ramsay Health Care Ltd.	1,768	49,843
REA Group Ltd.	544	80,834
Reece Ltd.	1,125	20,869
Rio Tinto Ltd.	3,432	259,757
Santos Ltd.	30,444	149,138
Scentre Group REIT	44,396	103,622
SEEK Ltd.	3,140	49,108
Seven Group Holdings Ltd.	1,590	44,318
Sonic Healthcare Ltd.	4,494	84,401
South32 Ltd.	37,599	80,104
Stockland REIT	25,628	87,291
Suncorp Group Ltd.	11,401	136,688
Telstra Group Ltd.	32,790	87,435
Transurban Group (a)	28,929	265,964
Treasury Wine Estates Ltd.	7,764	60,212

	Number of Shares	Value $

Vicinity Ltd. REIT	44,306	66,737
Washington H Soul Pattinson & Co. Ltd.	1,944	45,506
Wesfarmers Ltd.	10,248	504,807
Westpac Banking Corp.	31,664	671,161
WiseTech Global Ltd.	1,542	124,367
Woodside Energy Group Ltd.	17,294	319,047
Woolworths Group Ltd.	10,966	265,475

(Cost $11,051,971)		12,047,108

Austria — 0.0%
Erste Group Bank AG	3,094	169,559
OMV AG	1,614	70,354
Verbund AG	509	43,467
voestalpine AG	978	23,903

(Cost $263,052)		307,283

Belgium — 0.2%
Ageas SA/NV	1,337	68,846
Anheuser-Busch InBev SA/NV	8,309	508,607
D’ieteren Group	265	64,239
Elia Group SA/NV	273	29,946
Groupe Bruxelles Lambert NV	764	58,986
KBC Group NV	2,284	177,831
Lotus Bakeries NV	4	50,386
Sofina SA	121	29,466
Syensqo SA	712	58,636
UCB SA	1,233	223,419
Warehouses De Pauw CVA REIT	1,415	37,809

(Cost $1,218,460)		1,308,171

Bermuda — 0.1%
Arch Capital Group Ltd. *	3,413	385,976
Everest Group Ltd.	374	146,698

(Cost $254,661)		532,674

Canada — 3.3%
Agnico Eagle Mines Limited/ Mines Agnico Eagle Limitee	4,478	364,819
Air Canada *	1,327	15,202
Alimentation Couche-Tard, Inc.	6,921	395,053
AltaGas Ltd.	3,275	83,883
ARC Resources Ltd.	6,237	115,415
Bank of Montreal	6,872	574,694
Bank of Nova Scotia	11,533	575,645
Barrick Gold Corp.	16,592	334,979
BCE, Inc.	666	23,329
Brookfield Asset Management Ltd., Class A	3,228	131,587
Brookfield Corp.	12,814	644,622
BRP, Inc.	298	21,611
CAE, Inc. *	2,555	45,707
Cameco Corp.	3,731	152,230
Canadian Apartment Properties REIT	744	28,915

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Canadian Imperial Bank of Commerce	8,418	491,932
Canadian National Railway Co.	5,104	601,346
Canadian Natural Resources Ltd.	19,554	707,731
Canadian Pacific Kansas City Ltd.	8,868	736,088
Canadian Tire Corp. Ltd., Class A	554	63,155
Canadian Utilities Ltd., Class A	1,172	29,566
CCL Industries, Inc., Class B	1,347	77,007
Cenovus Energy, Inc.	12,613	233,871
CGI, Inc. *	2,005	225,872
Constellation Software, Inc.	195	636,717
Descartes Systems Group, Inc. *	751	75,721
Dollarama, Inc.	2,430	246,110
Element Fleet Management Corp.	3,282	68,063
Emera, Inc.	2,453	92,369
Empire Co. Ltd., Class A	1,217	33,934
Enbridge, Inc.	20,146	810,474
Fairfax Financial Holdings Ltd.	172	207,633
First Quantum Minerals Ltd. *	5,286	66,558
FirstService Corp.	373	67,233
Fortis, Inc.	4,541	199,801
Franco-Nevada Corp.	1,753	214,041
George Weston Ltd.	718	116,771
GFL Environmental, Inc.	2,480	107,462
Gildan Activewear, Inc.	1,943	88,547
Great-West Lifeco, Inc.	2,208	72,576
Hydro One Ltd., 144A	3,160	107,408
iA Financial Corp., Inc.	931	71,551
IGM Financial, Inc.	1,049	30,884
Imperial Oil Ltd.	2,035	153,257
Intact Financial Corp.	1,582	297,713
Ivanhoe Mines Ltd., Class A *	5,479	73,053
Keyera Corp.	1,855	55,564
Kinross Gold Corp.	12,211	110,354
Loblaw Cos. Ltd.	1,483	193,530
Lululemon Athletica, Inc. *	1,045	271,146
Lundin Mining Corp.	5,494	56,988
Magna International, Inc.	2,466	103,635
Manulife Financial Corp.	15,827	436,967
MEG Energy Corp. *	2,369	47,178
Metro, Inc.	1,948	122,365
National Bank of Canada	3,070	281,294
Nutrien Ltd.	4,667	226,018
Onex Corp.	627	44,298
Open Text Corp.	2,196	69,868
Pan American Silver Corp.	3,417	69,012
Parkland Corp.	1,589	42,998
Pembina Pipeline Corp.	6,121	246,566
Power Corp. of Canada	5,351	164,252
Quebecor, Inc., Class B	1,365	33,898

	Number of Shares	Value $
Restaurant Brands International, Inc.	2,612	181,459
Rogers Communications, Inc., Class B	3,484	141,221
Royal Bank of Canada	12,779	1,545,332
Saputo, Inc.	2,099	46,676
Shopify, Inc., Class A *	10,999	814,550
Stantec, Inc.	999	81,810
Sun Life Financial, Inc.	5,291	288,390
Suncor Energy, Inc.	12,240	496,411
TC Energy Corp.	9,125	422,617
Teck Resources Ltd., Class B	4,434	212,299
TELUS Corp.	4,290	69,296
TFI International, Inc.	731	108,179
Thomson Reuters Corp.	1,436	245,934
TMX Group Ltd.	2,750	87,718
Toromont Industries Ltd.	770	68,942
Toronto-Dominion Bank	16,048	961,511
Tourmaline Oil Corp.	2,860	130,337
Waste Connections, Inc.	2,309	430,629
West Fraser Timber Co. Ltd.	368	32,561
Wheaton Precious Metals Corp.	4,059	250,843
WSP Global, Inc.	1,179	196,531

(Cost $17,226,921)		19,901,312

Chile — 0.0%
Antofagasta PLC

(Cost $71,396)	3,586	87,330

Denmark — 1.0%
A.P. Moller — Maersk A/S, Class A	16	23,257
A.P. Moller — Maersk A/S, Class B	55	82,150
Carlsberg AS, Class B	858	100,842
Coloplast A/S, Class B	1,075	146,798
Danske Bank A/S	6,856	214,269
Demant A/S *	783	33,186
DSV A/S	1,721	307,750
Genmab A/S *	559	155,416
Novo Nordisk A/S, Class B	30,218	4,206,735
Novonesis (Novozymes) B, Class B	3,447	239,396
Orsted AS, 144A *	1,761	102,076
Pandora A/S	767	134,424
ROCKWOOL A/S, Class B	134	58,145
Tryg A/S	3,292	73,475
Vestas Wind Systems A/S *	9,282	213,365
Zealand Pharma A/S *	590	77,618

(Cost $3,517,074)		6,168,902

Finland — 0.3%
Elisa OYJ	1,075	53,808
Fortum OYJ	4,280	68,505
Kesko OYJ, Class B	2,074	42,161

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Kone OYJ, Class B	3,070	165,831
Metso Corp.	6,400	65,033
Neste OYJ	3,838	89,851
Nokia OYJ	50,894	224,099
Nordea Bank Abp	28,256	334,034
Orion OYJ, Class B	1,058	56,178
Sampo OYJ, Class A	4,345	194,351
Stora Enso OYJ, Class R	6,559	84,907
UPM-Kymmene OYJ	5,088	172,224
Wartsila OYJ Abp	4,334	96,042

(Cost $1,906,353)		1,647,024

France — 3.0%
Accor SA	1,748	73,660
Aeroports de Paris SA	276	36,202
Air Liquide SA	5,442	1,016,328
Airbus SE	5,583	857,883
Alstom SA *	3,684	75,338
Amundi SA, 144A	840	63,226
Arkema SA	556	51,789
AXA SA	17,043	648,953
BioMerieux	454	52,615
BNP Paribas SA	9,464	655,570
Bollore SE	8,600	56,688
Bouygues SA	1,496	53,668
Bureau Veritas SA	2,969	98,066
Capgemini SE	1,468	304,674
Carrefour SA	4,808	77,594
Cie de Saint-Gobain SA	4,074	356,612
Cie Generale des Etablissements Michelin SCA	6,567	258,123
Covivio SA REIT	657	36,653
Credit Agricole SA	10,406	163,043
Danone SA	5,998	416,941
Dassault Aviation SA	202	43,556
Dassault Systemes SE	5,978	233,450
Edenred SE	2,225	94,106
Eiffage SA	759	79,645
Engie SA	16,306	287,522
EssilorLuxottica SA	2,721	645,144
Eurazeo SE	403	31,806
Gecina SA REIT	467	51,434
Getlink SE	3,018	54,502
Hermes International SCA	285	684,247
Ipsen SA	294	35,700
Kering SA	689	197,528
Klepierre SA REIT	1,589	47,595
La Francaise des Jeux SAEM, 144A	750	30,617
Legrand SA	2,351	263,355
L’Oreal SA	2,211	970,622
LVMH Moet Hennessy Louis Vuitton SE	2,543	1,898,052

	Number of Shares	Value $
Orange SA	18,552	211,513
Pernod Ricard SA	1,865	265,891
Publicis Groupe SA	2,086	229,560
Renault SA	1,724	81,961
Rexel SA	1,844	46,619
Safran SA	3,217	704,880
Sanofi SA	10,724	1,201,285
Sartorius Stedim Biotech	273	55,602
Schneider Electric SE	5,112	1,299,752
SEB SA	129	13,508
Societe Generale SA	7,104	171,658
Sodexo SA	878	78,235
Teleperformance SE	555	60,733
Thales SA	921	154,957
TotalEnergies SE	19,679	1,354,666
Unibail-Rodamco-Westfield REIT *	1,074	86,141
Veolia Environnement SA	6,310	209,117
Vinci SA	4,774	571,502
Vivendi SE	6,428	72,183

(Cost $14,653,372)		17,872,270

Germany — 2.3%
adidas AG	1,518	389,824
Allianz SE	3,622	1,126,182
BASF SE	8,322	422,353
Bayer AG	8,996	277,471
Bayerische Motoren Werke AG	3,070	284,836
Bechtle AG	652	28,103
Beiersdorf AG	873	126,347
Brenntag SE	1,220	90,775
Carl Zeiss Meditec AG	371	27,247
Commerzbank AG	9,645	142,846
Continental AG	956	64,635
Covestro AG, 144A *	1,758	107,805
CTS Eventim AG & Co. KGaA	685	64,373
Daimler Truck Holding AG	4,682	179,626
Delivery Hero SE, 144A *	1,358	42,825
Deutsche Bank AG (c)	18,324	299,132
Deutsche Boerse AG	1,711	384,274
Deutsche Lufthansa AG	5,090	33,174
Deutsche Post AG	9,118	395,635
Deutsche Telekom AG	32,233	917,300
E.ON SE	21,337	302,546
Evonik Industries AG	1,910	42,389
Fresenius Medical Care AG	1,769	68,260
Fresenius SE & Co. KGaA *	3,651	134,858
GEA Group AG	1,418	66,550
Hannover Rueck SE	500	141,849
Heidelberg Materials AG	1,342	142,099
Henkel AG & Co. KGaA	978	81,353
Infineon Technologies AG	11,990	437,967

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Knorr-Bremse AG	547	45,017
LEG Immobilien SE	594	57,242
Mercedes-Benz Group AG	7,521	518,980
Merck KGaA	1,161	225,987
MTU Aero Engines AG	543	162,283
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	1,236	669,426
Nemetschek SE	489	51,015
Puma SE	979	42,360
Rational AG	34	34,304
Rheinmetall AG	403	241,776
RWE AG	5,870	212,014
SAP SE	9,657	2,113,496
Scout24 SE, 144A	486	37,173
Siemens AG	6,947	1,306,623
Siemens Energy AG *	6,507	187,628
Siemens Healthineers AG, 144A	2,557	148,819
Symrise AG	1,233	162,480
Talanx AG	686	59,114
Vonovia SE	7,033	242,731
Zalando SE, 144A *	1,862	48,311

(Cost $11,952,667)		13,389,413

Hong Kong — 0.5%
AIA Group Ltd.	104,199	740,710
BOC Hong Kong Holdings Ltd.	31,225	98,474
CK Asset Holdings Ltd.	18,596	75,215
CK Hutchison Holdings Ltd.	24,031	132,626
CK Infrastructure Holdings Ltd.	5,757	42,732
CLP Holdings Ltd.	14,747	132,149
Futu Holdings Ltd., ADR *	562	35,721
Galaxy Entertainment Group Ltd.	18,443	71,404
Hang Seng Bank Ltd.	6,213	75,110
Henderson Land Development Co. Ltd.	15,433	48,077
HKT Trust & HKT Ltd. (a)	28,261	35,904
Hong Kong & China Gas Co. Ltd.	89,362	72,746
Hong Kong Exchanges & Clearing Ltd.	11,198	345,110
Hongkong Land Holdings Ltd.	12,100	45,375
Jardine Matheson Holdings Ltd.	1,651	59,502
Link REIT	20,475	96,858
MTR Corp. Ltd.	15,343	54,189
Power Assets Holdings Ltd.	12,765	89,105
Prudential PLC	24,834	212,800
Sino Land Co. Ltd.	35,334	37,869
SITC International Holdings Co. Ltd.	13,497	31,734
Sun Hung Kai Properties Ltd.	12,971	127,126
Swire Pacific Ltd., Class A	2,887	24,501
Techtronic Industries Co. Ltd.	12,799	172,449
WH Group Ltd., 144A	96,062	69,949

	Number of Shares	Value $
Wharf Holdings Ltd.	9,153	24,055
Wharf Real Estate Investment Co. Ltd.	12,375	36,092

(Cost $4,276,136)		2,987,582

Ireland — 1.0%
Accenture PLC, Class A	5,788	1,979,207
AerCap Holdings NV	1,825	177,792
AIB Group PLC	14,307	86,229
Allegion PLC	831	115,376
Aptiv PLC *	2,491	178,181
Bank of Ireland Group PLC	9,318	106,957
DCC PLC	983	69,182
Experian PLC	8,065	390,483
Flutter Entertainment PLC *	1,619	344,699
James Hardie Industries PLC CDI *	3,749	140,107
Kerry Group PLC, Class A	1,592	160,007
Kingspan Group PLC	1,426	124,223
Medtronic PLC	12,453	1,103,087
Smurfit WestRock PLC	2,369	112,338
Smurfit WestRock PLC	1,876	88,537
Trane Technologies PLC	2,087	754,784

(Cost $5,247,345)		5,931,189

Israel — 0.2%
Azrieli Group Ltd.	461	31,390
Bank Hapoalim BM	11,476	114,143
Bank Leumi Le-Israel BM	12,606	121,351
Check Point Software Technologies Ltd. *	884	170,170
CyberArk Software Ltd. *	396	113,549
Elbit Systems Ltd.	273	56,211
Global-e Online Ltd. *	835	28,741
ICL Group Ltd.	6,595	30,016
Israel Discount Bank Ltd., Class A	10,724	59,333
Mizrahi Tefahot Bank Ltd.	1,482	56,584
Monday.com Ltd. *	353	93,859
Nice Ltd. *	620	110,720
Teva Pharmaceutical Industries Ltd., ADR *	10,491	197,965
Wix.com Ltd. *	544	90,641

(Cost $1,066,177)		1,274,673

Italy — 0.7%
Amplifon SpA	1,075	34,662
Banco BPM SpA	10,862	73,870
Davide Campari-Milano NV	5,778	53,365
DiaSorin SpA	193	22,218
Enel SpA	73,753	560,358
Eni SpA	20,528	333,429
Ferrari NV	1,171	579,652
FinecoBank Banca Fineco SpA	5,701	97,465
Generali	9,953	274,103

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Infrastrutture Wireless Italiane SpA, 144A	2,466	29,534
Intesa Sanpaolo SpA	129,820	540,951
Leonardo SpA	3,210	81,580
Mediobanca Banca di Credito Finanziario SpA	4,850	82,057
Moncler SpA	1,853	113,671
Nexi SpA, 144A *	5,823	40,697
Poste Italiane SpA, 144A	3,313	46,023
Prysmian SpA	2,556	179,374
Recordati Industria Chimica e Farmaceutica SpA	1,143	67,055
Snam SpA	18,239	90,506
Telecom Italia SpA *	129,727	34,348
Terna - Rete Elettrica Nazionale	11,069	96,327
UniCredit SpA	13,331	551,583

(Cost $2,722,768)		3,982,828

Jordan — 0.0%
Hikma Pharmaceuticals PLC

(Cost $56,610)	1,753	45,686

Luxembourg — 0.0%
ArcelorMittal SA	4,496	105,355
Eurofins Scientific SE	1,243	71,050
Tenaris SA	4,252	62,009

(Cost $273,542)		238,414

Macau — 0.0%
Sands China Ltd. *

(Cost $88,408)	22,845	41,705

Netherlands — 1.5%
ABN AMRO Bank NV, 144A	4,254	72,939
Adyen NV, 144A *	209	307,454
Aegon Ltd.	9,299	56,859
Akzo Nobel NV	1,679	107,235
Argenx SE *	547	283,423
ASM International NV	463	313,134
ASML Holding NV	3,689	3,315,685
ASR Nederland NV	1,328	65,046
BE Semiconductor Industries NV	707	92,188
Euronext NV, 144A	804	85,969
EXOR NV	749	83,404
Ferrovial SE	4,597	192,037
Heineken Holding NV	1,200	90,390
Heineken NV	2,525	227,675
IMCD NV	568	92,925
ING Groep NV	30,316	550,130
JDE Peet’s NV	640	14,678
Koninklijke Ahold Delhaize NV	8,653	297,493
Koninklijke KPN NV	32,244	131,807
Koninklijke Philips NV *	7,472	225,047
NN Group NV	2,937	143,985
NXP Semiconductors NV	2,304	590,653

	Number of Shares	Value $
OCI NV	907	28,723
Prosus NV *	13,206	490,132
QIAGEN NV *	2,006	92,082
Randstad NV	1,241	59,823
Stellantis NV	19,800	331,774
Universal Music Group NV	7,466	195,281
Wolters Kluwer NV	2,298	392,105

(Cost $6,610,556)		8,930,076

New Zealand — 0.1%
Auckland International Airport Ltd.	11,200	53,150
Fisher & Paykel Healthcare Corp. Ltd.	4,784	106,555
Mercury NZ Ltd.	6,206	24,267
Meridian Energy Ltd.	11,666	46,275
Spark New Zealand Ltd.	19,280	43,304
Xero Ltd. *	1,325	128,415

(Cost $407,353)		401,966

Norway — 0.1%
Aker BP ASA	2,767	66,326
DNB Bank ASA	8,327	176,175
Equinor ASA	8,516	226,323
Gjensidige Forsikring ASA	1,601	28,401
Kongsberg Gruppen ASA	844	89,402
Mowi ASA	3,676	64,100
Norsk Hydro ASA	14,124	79,206
Orkla ASA	7,453	66,282
Salmar ASA	520	27,050
Telenor ASA	6,767	84,011
Yara International ASA	1,233	35,946

(Cost $1,025,434)		943,222

Poland — 0.0%
InPost SA *

(Cost $49,809)	2,779	51,247

Portugal — 0.0%
EDP SA	32,556	136,794
Galp Energia SGPS SA	3,432	71,267
Jeronimo Martins SGPS SA	3,002	55,625

(Cost $268,626)		263,686

Singapore — 0.4%
CapitaLand Ascendas REIT	25,179	55,634
CapitaLand Integrated
Commercial Trust REIT	64,256	104,509
CapitaLand Investment Ltd.	16,402	34,101
DBS Group Holdings Ltd.	19,037	531,041
Genting Singapore Ltd.	28,208	17,421
Grab Holdings Ltd., Class A *	18,778	60,465
Keppel Ltd.	15,500	73,371
Oversea-Chinese Banking Corp. Ltd.	28,785	321,318
Sea Ltd., ADR *	3,280	256,857

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Sembcorp Industries Ltd.	8,600	32,528
Singapore Airlines Ltd.	14,250	68,656
Singapore Exchange Ltd.	9,131	75,867
Singapore Technologies Engineering Ltd.	23,602	80,578
Singapore Telecommunications Ltd.	77,200	185,382
United Overseas Bank Ltd.	10,801	260,112
Wilmar International Ltd.	20,400	49,143

(Cost $2,135,226)		2,206,983

Spain — 0.7%
Acciona SA	263	35,603
ACS Actividades de Construccion y Servicios SA	2,191	99,725
Aena SME SA, 144A	638	128,953
Amadeus IT Group SA	4,420	298,149
Banco Bilbao Vizcaya Argentaria SA	54,876	582,519
Banco de Sabadell SA	49,329	106,092
Banco Santander SA	148,030	736,690
CaixaBank SA	31,679	191,458
Cellnex Telecom SA, 144A *	5,330	206,079
EDP Renovaveis SA	2,561	41,019
Endesa SA	2,894	61,184
Grifols SA *	3,070	34,050
Iberdrola SA	56,460	801,194
Industria de Diseno Textil SA	9,824	532,618
Redeia Corp. SA	3,574	67,965
Repsol SA	11,972	165,051
Telefonica SA	37,922	171,849

(Cost $3,280,293)		4,260,198

Sweden — 0.9%
AddTech AB, Class B	2,400	76,119
Alfa Laval AB	2,977	133,694
Assa Abloy AB, Class B	8,948	289,303
Atlas Copco AB, Class A	24,451	444,455
Atlas Copco AB, Class B	14,308	228,017
Beijer Ref AB	2,798	48,278
Boliden AB	2,482	76,103
Epiroc AB, Class A	6,164	119,058
Epiroc AB, Class B	4,074	72,523
EQT AB	4,186	140,123
Essity AB, Class B	5,103	155,271
Evolution AB, 144A	1,587	165,275
Fastighets AB Balder, Class B *	7,074	55,607
Getinge AB, Class B	2,231	46,534
H & M Hennes & Mauritz AB, Class B	6,491	102,999
Hexagon AB, Class B	20,648	211,707
Holmen AB, Class B	870	35,698
Husqvarna AB, Class B	3,022	20,397
Industrivarden AB, Class A	1,309	47,192

	Number of Shares	Value $
Industrivarden AB, Class C	1,586	57,055
Indutrade AB	2,478	78,109
Investment AB Latour, Class B	1,155	34,805
Investor AB, Class B	15,544	463,478
L E Lundbergforetagen AB, Class B	561	30,842
Lifco AB, Class B	2,360	79,045
Nibe Industrier AB, Class B	14,047	69,462
Saab AB, Class B	2,940	69,576
Sagax AB, Class B	1,714	45,291
Sandvik AB	9,726	207,327
Securitas AB, Class B	5,760	67,495
Skandinaviska Enskilda Banken AB, Class A	14,740	227,417
Skanska AB, Class B	2,461	49,817
SKF AB, Class B	2,892	54,856
Svenska Cellulosa AB SCA, Class B	5,239	72,926
Svenska Handelsbanken AB, Class A	12,293	127,122
Swedbank AB, Class A	8,402	180,006
Swedish Orphan Biovitrum AB *	1,702	53,184
Tele2 AB, Class B	4,861	55,299
Telefonaktiebolaget LM Ericsson, Class B	27,370	204,512
Telia Co. AB	22,557	70,133
Trelleborg AB, Class B	1,705	66,630
Volvo AB, Class A	2,469	66,591
Volvo AB, Class B	14,680	390,769
Volvo Car AB, Class B *	5,377	15,426

(Cost $5,045,702)		5,305,526

Switzerland — 3.1%
ABB Ltd.	14,667	840,658
Adecco Group AG	1,247	42,387
Alcon, Inc.	4,495	436,017
Avolta AG *	814	31,583
Bachem Holding AG	205	19,607
Baloise Holding AG	456	88,196
Banque Cantonale Vaudoise	273	29,248
Barry Callebaut AG	38	61,628
BKW AG	222	41,760
Chocoladefabriken Lindt & Spruengli AG	1	130,827
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	105,793
Chubb Ltd.	3,653	1,038,110
Cie Financiere Richemont SA, Class A	5,043	795,575
Clariant AG *	1,404	22,075
Coca-Cola HBC AG *	2,213	82,018
DSM-Firmenich AG	1,826	248,608
EMS-Chemie Holding AG	75	62,894

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Galderma Group AG *	440	42,680
Garmin Ltd.	1,396	255,873
Geberit AG	341	217,433
Givaudan SA	89	456,932
Glencore PLC *	96,154	506,493
Helvetia Holding AG	271	42,896
Holcim AG *	4,680	450,763
Julius Baer Group Ltd.	1,783	104,044
Kuehne + Nagel International AG	471	146,055
Logitech International SA	1,415	128,116
Lonza Group AG	685	448,566
Nestle SA	24,703	2,650,088
Novartis AG	18,082	2,176,361
Partners Group Holding AG	221	318,040
Roche Holding AG	274	99,595
Roche Holding AG	6,525	2,208,710
Sandoz Group AG	3,726	163,804
Schindler Holding AG	250	67,623
Schindler Holding AG Participation Certificates	294	81,708
SGS SA	1,530	170,663
SIG Group AG *	2,717	57,450
Sika AG	1,464	469,336
Sonova Holding AG	464	161,767
STMicroelectronics NV	6,096	194,130
Straumann Holding AG	972	143,718
Swatch Group AG — Bearer	274	57,419
Swatch Group AG — Registered	877	36,591
Swiss Life Holding AG	264	213,453
Swiss Prime Site AG	627	70,648
Swiss Re AG	2,804	382,371
Swisscom AG	273	172,626
Temenos AG	550	38,311
UBS Group AG	29,842	913,427
VAT Group AG, 144A	274	141,190
Zurich Insurance Group AG	1,312	759,876

(Cost $15,982,805)		18,625,740

United Kingdom — 3.9%
3i Group PLC	9,366	391,312
Admiral Group PLC	2,576	98,789
Amcor PLC	12,598	144,121
Anglo American PLC	11,412	331,311
Ashtead Group PLC	3,898	276,537
Associated British Foods PLC	2,846	93,135
AstraZeneca PLC	14,200	2,477,241
Auto Trader Group PLC, 144A	9,178	102,649
Aviva PLC	25,113	166,542
BAE Systems PLC	28,439	509,435
Barclays PLC	133,539	400,850
Barratt Developments PLC	12,710	84,723
Berkeley Group Holdings PLC	1,074	70,349

	Number of Shares	Value $
BP PLC	153,941	868,749
British American Tobacco PLC	18,250	680,217
BT Group PLC	62,782	114,691
Bunzl PLC	3,054	142,086
Centrica PLC	55,782	94,389
CNH Industrial NV	8,731	90,279
Coca-Cola Europacific Partners PLC	1,774	142,789
Compass Group PLC	15,748	496,517
Croda International PLC	1,256	67,794
Diageo PLC	20,401	662,927
Endeavour Mining PLC	2,332	49,466
Entain PLC	5,750	48,818
GSK PLC	37,751	822,108
Haleon PLC	63,669	319,646
Halma PLC	3,163	108,331
Hargreaves Lansdown PLC	3,049	44,519
HSBC Holdings PLC	171,147	1,499,608
Imperial Brands PLC	8,131	232,959
Informa PLC	11,569	126,806
InterContinental Hotels Group PLC	1,420	141,535
Intertek Group PLC	1,482	96,412
J Sainsbury PLC	16,258	62,477
JD Sports Fashion PLC	28,556	51,772
Kingfisher PLC	15,556	58,103
Land Securities Group PLC REIT	6,318	52,270
Legal & General Group PLC	63,639	187,181
Lloyds Banking Group PLC	595,139	457,565
London Stock Exchange Group PLC	4,318	581,681
M&G PLC	25,278	71,227
Melrose Industries PLC	12,308	77,951
Mondi PLC	4,466	86,398
National Grid PLC	44,304	581,450
NatWest Group PLC	62,794	284,883
Next PLC	1,012	135,197
Pearson PLC	4,587	63,661
Pentair PLC	1,579	140,042
Persimmon PLC	2,891	62,464
Phoenix Group Holdings PLC	6,799	50,531
Reckitt Benckiser Group PLC	6,549	375,783
RELX PLC	17,448	811,530
Rentokil Initial PLC	22,621	143,594
Rio Tinto PLC	10,130	635,047
Rolls-Royce Holdings PLC *	78,063	509,278
Sage Group PLC	9,984	132,658
Schroders PLC	9,147	41,162
Segro PLC REIT	11,398	130,504
Severn Trent PLC	2,464	83,257
Shell PLC	58,422	2,058,502
Smith & Nephew PLC	7,965	122,528

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Smiths Group PLC	2,951	69,888
Spirax Group PLC	583	58,960
SSE PLC	9,445	234,235
Standard Chartered PLC	21,889	224,215
Taylor Wimpey PLC	29,057	61,502
Tesco PLC	62,833	292,079
Unilever PLC	23,170	1,493,935
United Utilities Group PLC	7,195	96,404
Vodafone Group PLC	200,191	195,800
Whitbread PLC	1,849	70,107
Willis Towers Watson PLC	929	271,370
Wise PLC, Class A *	6,113	56,600
WPP PLC	11,037	105,048

(Cost $19,147,827)		23,276,479

United States — 74.0%
3M Co.	4,976	670,217
A O Smith Corp.	1,184	99,124
Abbott Laboratories	15,939	1,805,411
AbbVie, Inc.	16,344	3,208,491
Adobe, Inc. *	4,149	2,383,227
Advanced Micro Devices, Inc. *	14,847	2,205,670
AECOM	1,482	148,407
AES Corp.	6,163	105,572
Aflac, Inc.	5,210	574,976
Agilent Technologies, Inc.	2,689	384,312
Air Products and Chemicals, Inc.	2,038	568,296
Airbnb, Inc., Class A *	3,948	463,140
Akamai Technologies, Inc. *	1,483	151,029
Albemarle Corp.	1,031	93,048
Albertsons Cos., Inc., Class A	3,215	63,078
Alexandria Real Estate Equities, Inc. REIT	1,403	167,757
Align Technology, Inc. *	647	153,481
Alliant Energy Corp.	2,358	137,401
Allstate Corp.	2,456	464,037
Ally Financial, Inc.	2,894	124,992
Alnylam Pharmaceuticals, Inc. *	1,170	307,347
Alphabet, Inc., Class A	54,298	8,871,207
Alphabet, Inc., Class C	46,924	7,747,622
Altria Group, Inc.	16,442	884,086
Amazon.com, Inc. *	86,668	15,470,238
Ameren Corp.	2,441	201,407
American Electric Power Co., Inc.	4,839	485,255
American Express Co.	5,400	1,396,710
American Financial Group, Inc.	647	86,452
American Homes 4 Rent, Class A REIT	2,794	111,117
American International Group, Inc.	6,081	468,541
American Tower Corp. REIT	4,315	966,819
American Water Works Co., Inc.	1,812	259,333

	Number of Shares	Value $
Ameriprise Financial, Inc.	964	433,260
AMETEK, Inc.	2,073	354,587
Amgen, Inc.	5,012	1,673,156
Amphenol Corp., Class A	11,096	748,425
Analog Devices, Inc.	4,598	1,079,794
Annaly Capital Management, Inc. REIT	4,418	89,067
ANSYS, Inc. *	821	263,886
Aon PLC, Class A	1,825	627,289
APA Corp.	3,156	89,914
Apollo Global Management, Inc.	3,610	417,785
Apple, Inc.	134,812	30,871,948
Applied Materials, Inc.	7,590	1,497,203
AppLovin Corp., Class A *	1,889	175,431
Archer-Daniels-Midland Co.	4,965	302,815
Ares Management Corp., Class A	1,779	260,446
Arista Networks, Inc. *	2,536	896,172
Arthur J Gallagher & Co.	1,967	575,485
Aspen Technology, Inc. *	273	63,920
Assurant, Inc.	548	107,600
AT&T, Inc.	64,699	1,287,510
Atmos Energy Corp.	1,364	178,329
Autodesk, Inc. *	1,994	515,250
Automatic Data Processing, Inc.	3,827	1,055,908
AutoZone, Inc. *	166	528,126
AvalonBay Communities, Inc. REIT	1,444	325,954
Avantor, Inc. *	5,527	142,818
Avery Dennison Corp.	758	168,162
Axon Enterprise, Inc. *	648	236,501
Baker Hughes Co.	9,351	328,875
Ball Corp.	2,886	184,156
Bank of America Corp.	65,592	2,672,874
Bank of New York Mellon Corp.	7,045	480,610
Bath & Body Works, Inc.	1,930	59,367
Baxter International, Inc.	4,445	168,643
Becton Dickinson and Co.	2,747	665,900
Bentley Systems, Inc., Class B	1,188	61,146
Berkshire Hathaway, Inc., Class B *	12,230	5,820,502
Best Buy Co., Inc.	2,021	202,908
Biogen, Inc. *	1,329	272,126
BioMarin Pharmaceutical, Inc. *	1,637	149,311
Bio-Rad Laboratories, Inc., Class A *	238	80,282
Bio-Techne Corp.	1,444	106,842
BlackRock, Inc.	1,379	1,243,596
Blackstone, Inc.	6,528	929,326
Block, Inc. *	4,900	323,792
Boeing Co. *	5,403	938,717
Booking Holdings, Inc.	311	1,215,771

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Booz Allen Hamilton Holding Corp.	1,084	172,118
Boston Scientific Corp. *	13,575	1,110,299
Bristol-Myers Squibb Co.	19,172	957,641
Broadcom, Inc.	40,836	6,648,918
Broadridge Financial Solutions, Inc.	1,061	225,844
Brookfield Renewable Corp., Class A	1,160	33,085
Brown & Brown, Inc.	2,340	246,004
Brown-Forman Corp., Class B	1,646	75,041
Builders FirstSource, Inc. *	1,075	187,050
Bunge Global SA	1,339	135,748
Burlington Stores, Inc. *	548	146,996
BXP, Inc. REIT	1,246	93,724
C.H. Robinson Worldwide, Inc.	1,151	119,140
Cadence Design Systems, Inc. *	2,473	665,064
Camden Property Trust REIT	879	110,051
Campbell Soup Co.	1,661	82,585
Capital One Financial Corp.	3,728	547,755
Cardinal Health, Inc.	2,241	252,606
Carlisle Cos., Inc.	444	188,167
Carlyle Group, Inc.	1,712	68,703
CarMax, Inc. *	1,343	113,551
Carnival Corp. *	9,171	151,322
Carrier Global Corp.	7,711	561,207
Catalent, Inc. *	1,490	90,830
Caterpillar, Inc.	4,547	1,619,187
Cboe Global Markets, Inc.	879	180,547
CBRE Group, Inc., Class A *	2,744	315,944
CDW Corp.	1,200	270,768
Celanese Corp.	1,036	135,302
Celsius Holdings, Inc. *	1,419	53,965
Cencora, Inc.	1,530	366,542
Centene Corp. *	5,040	397,303
CenterPoint Energy, Inc.	5,713	155,965
CF Industries Holdings, Inc.	1,842	153,052
Charles River Laboratories International, Inc. *	472	93,338
Charles Schwab Corp.	14,266	928,717
Charter Communications, Inc., Class A *	877	304,793
Cheniere Energy, Inc.	2,227	412,574
Chesapeake Energy Corp. (b)	877	65,328
Chevron Corp.	16,085	2,379,776
Chipotle Mexican Grill, Inc. *	13,174	738,798
Chord Energy Corp.	572	84,902
Church & Dwight Co., Inc.	2,154	219,450
Cigna Group	2,554	924,063
Cincinnati Financial Corp.	1,407	192,801
Cintas Corp.	839	675,496
Cisco Systems, Inc.	37,026	1,871,294
Citigroup, Inc.	17,900	1,121,256

	Number of Shares	Value $
Citizens Financial Group, Inc.	4,444	191,314
Clorox Co.	1,095	173,349
Cloudflare, Inc., Class A *	2,792	229,335
CME Group, Inc.	3,294	710,648
CMS Energy Corp.	2,429	164,832
Coca-Cola Co.	37,721	2,733,641
Cognizant Technology Solutions Corp., Class A	4,588	356,809
Coinbase Global, Inc., Class A *	1,724	316,113
Colgate-Palmolive Co.	7,455	793,957
Comcast Corp., Class A	36,891	1,459,777
Conagra Brands, Inc.	4,500	140,400
ConocoPhillips	10,873	1,237,239
Consolidated Edison, Inc.	3,231	328,140
Constellation Brands, Inc., Class A	1,547	372,378
Constellation Energy Corp.	2,935	577,314
Cooper Cos., Inc. *	1,782	188,411
Copart, Inc. *	8,096	428,764
Corebridge Financial, Inc.	2,267	67,013
Corning, Inc.	7,386	309,104
Corpay, Inc. *	609	192,170
Corteva, Inc.	6,558	375,773
CoStar Group, Inc. *	3,723	287,788
Costco Wholesale Corp.	4,082	3,642,695
Coterra Energy, Inc.	7,372	179,361
CRH PLC	6,369	564,504
Crowdstrike Holdings, Inc., Class A *	2,087	578,683
Crown Castle, Inc. REIT	4,106	459,954
Crown Holdings, Inc.	1,190	107,588
CSX Corp.	17,864	612,199
Cummins, Inc.	1,191	372,604
CVS Health Corp.	11,717	670,681
D.R. Horton, Inc.	2,707	510,973
Danaher Corp.	6,427	1,730,855
Darden Restaurants, Inc.	1,150	181,872
Datadog, Inc., Class A *	2,587	300,765
DaVita, Inc. *	590	89,043
Dayforce, Inc. *	1,515	86,613
Deckers Outdoor Corp. *	263	252,293
Deere & Co.	2,426	935,805
Dell Technologies, Inc., Class C	2,603	300,751
Delta Air Lines, Inc.	1,156	49,118
Devon Energy Corp.	6,107	273,471
Dexcom, Inc. *	3,486	241,719
Diamondback Energy, Inc.	1,483	289,348
Dick’s Sporting Goods, Inc.	529	125,352
Digital Realty Trust, Inc. REIT	2,867	434,666
Discover Financial Services	2,356	326,801
DocuSign, Inc. *	1,770	104,802
Dollar General Corp.	2,073	171,997

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Dollar Tree, Inc. *	2,023	170,923
Dominion Energy, Inc.	7,648	427,523
Domino’s Pizza, Inc.	316	130,890
DoorDash, Inc., Class A *	2,815	362,319
Dover Corp.	1,320	245,560
Dow, Inc.	6,558	351,378
DraftKings, Inc., Class A *	3,796	130,962
DTE Energy Co.	1,843	230,412
Duke Energy Corp.	7,134	812,919
DuPont de Nemours, Inc.	3,896	328,238
Dynatrace, Inc. *	2,676	135,459
Eastman Chemical Co.	955	97,763
Eaton Corp. PLC	3,627	1,113,235
eBay, Inc.	4,832	285,571
Ecolab, Inc.	2,362	598,011
Edison International	3,497	304,344
Edwards Lifesciences Corp. *	5,666	396,393
Electronic Arts, Inc.	2,349	356,625
Elevance Health, Inc.	2,139	1,191,188
Eli Lilly & Co.	7,464	7,165,589
EMCOR Group, Inc.	403	158,403
Emerson Electric Co.	5,348	563,626
Enphase Energy, Inc. *	1,230	148,879
Entegris, Inc.	1,425	165,115
Entergy Corp.	2,205	266,121
EOG Resources, Inc.	5,264	678,108
EPAM Systems, Inc. *	518	103,994
EQT Corp.	5,190	173,917
Equifax, Inc.	1,112	341,529
Equinix, Inc. REIT	858	715,881
Equitable Holdings, Inc.	3,584	152,392
Equity LifeStyle Properties, Inc. REIT	1,755	127,606
Equity Residential REIT	3,400	254,592
Erie Indemnity Co., Class A	270	137,222
Essential Utilities, Inc.	2,958	115,332
Essex Property Trust, Inc. REIT	612	184,695
Estee Lauder Cos., Inc., Class A	2,081	190,744
Evergy, Inc.	2,064	122,065
Eversource Energy	3,631	245,201
Exact Sciences Corp. *	1,589	98,025
Exelon Corp.	9,065	345,286
Expedia Group, Inc. *	1,240	172,472
Expeditors International of Washington, Inc.	1,296	159,939
Extra Space Storage, Inc. REIT	1,884	333,468
Exxon Mobil Corp.	41,264	4,866,676
F5, Inc. *	545	110,717
FactSet Research Systems, Inc.	351	148,417
Fair Isaac Corp. *	242	418,725
Fastenal Co.	5,161	352,393
FedEx Corp.	2,165	646,837

	Number of Shares	Value $
Ferguson Enterprises, Inc.	1,892	389,203
Fidelity National Financial, Inc.	2,242	132,188
Fidelity National Information Services, Inc.	5,140	423,793
Fifth Third Bancorp	6,202	264,763
First Citizens BancShares, Inc., Class A	85	172,610
First Solar, Inc. *	878	199,631
FirstEnergy Corp.	5,350	234,972
Fiserv, Inc. *	5,478	956,459
Ford Motor Co.	36,000	402,840
Fortinet, Inc. *	5,717	438,551
Fortive Corp.	3,195	237,708
Fortune Brands Innovations, Inc.	1,253	99,501
Fox Corp., Class A	2,458	101,687
Fox Corp., Class B	1,363	52,380
Franklin Resources, Inc.	2,884	58,372
Freeport-McMoRan, Inc.	13,570	600,880
Gaming and Leisure Properties, Inc. REIT	2,691	139,986
Gartner, Inc. *	757	372,414
GE HealthCare Technologies, Inc.	3,729	316,294
GE Vernova, Inc. *	2,502	502,902
Gen Digital, Inc.	4,885	129,257
General Dynamics Corp.	2,085	624,166
General Electric Co.	10,000	1,746,200
General Mills, Inc.	5,322	384,727
General Motors Co.	10,690	532,148
Genuine Parts Co.	1,346	192,828
Gilead Sciences, Inc.	11,334	895,386
Global Payments, Inc.	2,343	260,096
GoDaddy, Inc., Class A *	1,222	204,575
Goldman Sachs Group, Inc.	3,011	1,536,363
Graco, Inc.	1,460	121,691
Halliburton Co.	8,417	261,685
Hartford Financial Services Group, Inc.	2,935	340,754
HCA Healthcare, Inc.	1,824	721,556
Healthpeak Properties, Inc. REIT	6,469	144,129
HEICO Corp.	374	95,953
HEICO Corp., Class A	714	142,864
Henry Schein, Inc. *	1,155	81,485
Hershey Co.	1,339	258,507
Hess Corp.	2,452	338,523
Hewlett Packard Enterprise Co.	11,731	227,229
HF Sinclair Corp.	1,473	72,383
Hilton Worldwide Holdings, Inc.	2,433	534,384
Hologic, Inc. *	2,085	169,385
Home Depot, Inc.	9,157	3,374,355
Honeywell International, Inc.	6,084	1,264,924
Hormel Foods Corp.	2,880	93,744
Host Hotels & Resorts, Inc. REIT	6,189	109,545

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Howmet Aerospace, Inc.	3,650	352,809
HP, Inc.	8,427	304,889
Hubbell, Inc.	458	183,163
HubSpot, Inc. *	464	231,568
Humana, Inc.	1,133	401,615
Huntington Bancshares, Inc.	13,500	202,095
Huntington Ingalls Industries, Inc.	318	89,921
Hyatt Hotels Corp., Class A	303	46,032
IDEX Corp.	733	151,350
IDEXX Laboratories, Inc. *	789	379,769
Illinois Tool Works, Inc.	2,794	707,385
Illumina, Inc. *	1,482	194,735
Incyte Corp. *	1,748	114,774
Ingersoll Rand, Inc.	3,670	335,622
Insulet Corp. *	637	129,164
Intel Corp.	38,995	859,450
Intercontinental Exchange, Inc.	5,154	832,629
International Business Machines Corp.	8,555	1,729,222
International Flavors & Fragrances, Inc.	2,313	240,529
International Paper Co.	3,404	164,822
Interpublic Group of Cos., Inc.	3,548	115,700
Intuit, Inc.	2,569	1,619,138
Intuitive Surgical, Inc. *	3,271	1,611,393
Invitation Homes, Inc. REIT	5,548	204,388
IQVIA Holdings, Inc. *	1,619	407,259
Iron Mountain, Inc. REIT	2,750	311,465
J M Smucker Co.	983	112,730
Jabil, Inc.	1,190	130,043
Jack Henry & Associates, Inc.	595	102,953
Jacobs Solutions, Inc.	1,349	203,537
JB Hunt Transport Services, Inc.	700	121,240
Johnson & Johnson	22,273	3,694,200
Johnson Controls International PLC	6,193	451,160
JPMorgan Chase & Co.	26,518	5,961,246
Juniper Networks, Inc.	2,460	95,645
Kellanova	2,491	200,800
Kenvue, Inc.	17,612	386,583
Keurig Dr Pepper, Inc.	9,725	356,032
KeyCorp	9,335	159,255
Keysight Technologies, Inc. *	1,623	250,137
Kimberly-Clark Corp.	3,070	444,106
Kimco Realty Corp. REIT	6,106	142,026
Kinder Morgan, Inc.	18,820	405,947
KKR & Co., Inc.	5,912	731,728
KLA Corp.	1,275	1,044,773
Knight-Swift Transportation Holdings, Inc.	1,344	70,399
Kraft Heinz Co.	7,856	278,338
Kroger Co.	6,500	345,865

	Number of Shares	Value $
L3Harris Technologies, Inc.	1,733	410,149
Labcorp Holdings, Inc.	878	201,843
Lam Research Corp.	1,232	1,011,484
Lamb Weston Holdings, Inc.	1,248	77,276
Las Vegas Sands Corp.	3,681	143,522
Leidos Holdings, Inc.	1,302	206,380
Lennar Corp., Class A	2,253	410,181
Lennox International, Inc.	273	161,122
Liberty Media Corp.-Liberty Formula One, Class C *	1,925	150,246
Linde PLC	4,506	2,154,995
Live Nation Entertainment, Inc. *	1,593	155,588
LKQ Corp.	2,163	89,959
Lockheed Martin Corp.	2,007	1,140,177
Loews Corp.	1,745	142,985
Lowe’s Cos., Inc.	5,243	1,302,886
LPL Financial Holdings, Inc.	745	167,133
LyondellBasell Industries NV, Class A	2,212	218,324
M&T Bank Corp.	1,496	257,477
Manhattan Associates, Inc. *	562	148,610
Marathon Oil Corp.	6,300	180,495
Marathon Petroleum Corp.	3,390	600,437
Markel Group, Inc. *	122	195,283
MarketAxess Holdings, Inc.	295	71,505
Marriott International, Inc., Class A	2,349	551,287
Marsh & McLennan Cos., Inc.	4,502	1,024,250
Martin Marietta Materials, Inc.	614	327,974
Marvell Technology, Inc.	7,773	592,614
Masco Corp.	1,987	158,086
Mastercard, Inc., Class A	7,696	3,719,785
Match Group, Inc. *	2,461	91,574
McCormick & Co., Inc.	2,315	185,269
McDonald’s Corp.	6,643	1,917,568
McKesson Corp.	1,219	683,957
Merck & Co., Inc.	23,485	2,781,798
Meta Platforms, Inc., Class A	20,208	10,534,632
MetLife, Inc.	5,676	439,776
Mettler-Toledo International, Inc. *	213	306,524
MGM Resorts International *	2,607	97,997
Microchip Technology, Inc.	5,012	411,786
Micron Technology, Inc.	10,381	999,067
Microsoft Corp.	65,278	27,230,065
MicroStrategy, Inc., Class A *	1,484	196,511
Mid-America Apartment Communities, Inc. REIT	1,066	173,086
Moderna, Inc. *	2,940	227,556
Molina Healthcare, Inc. *	555	194,133
Molson Coors Beverage Co., Class B	1,667	89,968

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Mondelez International, Inc., Class A	12,355	887,213
MongoDB, Inc. *	656	190,758
Monolithic Power Systems, Inc.	485	453,320
Monster Beverage Corp. *	7,032	331,418
Moody’s Corp.	1,526	744,291
Morgan Stanley	11,556	1,197,317
Mosaic Co.	3,036	86,739
Motorola Solutions, Inc.	1,543	682,068
MSCI, Inc.	758	440,087
Nasdaq, Inc.	3,946	284,428
NetApp, Inc.	2,018	243,613
Netflix, Inc. *	3,986	2,795,581
Neurocrine Biosciences, Inc. *	872	110,796
Newmont Corp.	10,367	553,494
News Corp., Class A	3,651	103,433
NextEra Energy, Inc.	18,845	1,517,211
NIKE, Inc., Class B	11,351	945,765
NiSource, Inc.	3,671	121,363
Nordson Corp.	547	140,338
Norfolk Southern Corp.	2,066	529,227
Northern Trust Corp.	1,900	173,299
Northrop Grumman Corp.	1,342	702,148
NRG Energy, Inc.	2,270	192,973
Nucor Corp.	2,302	349,697
NVIDIA Corp.	227,812	27,193,918
NVR, Inc. *	33	302,691
Occidental Petroleum Corp.	6,107	347,977
Okta, Inc. *	1,382	108,805
Old Dominion Freight Line, Inc.	1,797	346,462
Omnicom Group, Inc.	1,839	184,691
ON Semiconductor Corp. *	4,096	318,956
ONEOK, Inc.	5,706	527,006
Oracle Corp.	15,303	2,162,161
O’Reilly Automotive, Inc. *	564	637,303
Otis Worldwide Corp.	3,960	374,972
Ovintiv, Inc.	2,199	94,183
Owens Corning	876	147,807
PACCAR, Inc.	4,911	472,340
Packaging Corp. of America	879	184,186
Palantir Technologies, Inc., Class A *	18,701	588,707
Palo Alto Networks, Inc. *	3,005	1,089,974
Paramount Global, Class B (b)	3,822	40,016
Parker-Hannifin Corp.	1,190	714,238
Paychex, Inc.	2,975	390,320
Paycom Software, Inc.	479	77,972
PayPal Holdings, Inc. *	9,254	670,267
PepsiCo, Inc.	12,731	2,200,935
Pfizer, Inc.	51,921	1,506,228
PG&E Corp.	18,198	358,501
Philip Morris International, Inc.	14,383	1,773,280

	Number of Shares	Value $
Phillips 66	3,963	556,049
Pinterest, Inc., Class A *	6,041	193,554
PNC Financial Services Group, Inc.	3,728	690,016
Pool Corp.	322	113,222
PPG Industries, Inc.	2,086	270,617
PPL Corp.	6,647	212,106
Principal Financial Group, Inc.	2,138	174,076
Procter & Gamble Co.	21,825	3,743,861
Progressive Corp.	5,318	1,341,200
Prologis, Inc. REIT	8,599	1,099,124
Prudential Financial, Inc.	3,359	406,976
PTC, Inc. *	1,184	212,043
Public Service Enterprise Group, Inc.	4,702	379,687
Public Storage REIT	1,483	509,737
PulteGroup, Inc.	1,967	258,956
Pure Storage, Inc., Class A *	2,867	147,048
Qorvo, Inc. *	940	108,937
QUALCOMM, Inc.	10,268	1,799,980
Quanta Services, Inc.	1,316	362,071
Quest Diagnostics, Inc.	958	150,377
Raymond James Financial, Inc.	1,765	211,041
RB Global, Inc.	1,613	138,950
Realty Income Corp. REIT	8,046	499,737
Regency Centers Corp. REIT	1,482	107,727
Regeneron Pharmaceuticals, Inc. *	1,021	1,209,568
Regions Financial Corp.	8,462	198,180
Reliance, Inc.	486	139,312
Republic Services, Inc.	2,039	424,540
ResMed, Inc.	1,342	328,817
Revvity, Inc.	1,082	132,588
Rivian Automotive, Inc., Class A * (b)	5,777	81,629
Robinhood Markets, Inc., Class A *	3,893	78,327
ROBLOX Corp., Class A *	3,896	171,385
Rockwell Automation, Inc.	1,022	278,015
Roku, Inc. *	1,079	73,124
Rollins, Inc.	2,776	139,300
Roper Technologies, Inc.	959	531,679
Ross Stores, Inc.	3,026	455,746
Royal Caribbean Cruises Ltd. *	2,274	374,346
Royalty Pharma PLC, Class A	3,935	114,233
RPM International, Inc.	1,156	134,385
RTX Corp.	12,207	1,505,611
S&P Global, Inc.	2,904	1,490,449
Salesforce, Inc.	8,879	2,245,499
Samsara, Inc., Class A *	1,702	69,901
SBA Communications Corp. REIT	1,048	237,540
Schlumberger NV	13,058	574,421

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Seagate Technology Holdings PLC	1,747	173,914
SEI Investments Co.	1,081	73,108
Sempra	5,682	466,947
ServiceNow, Inc. *	1,868	1,597,140
Sherwin-Williams Co.	2,240	827,389
Simon Property Group, Inc. REIT	3,100	518,785
Skyworks Solutions, Inc.	1,483	162,522
Snap, Inc., Class A *	9,647	90,103
Snap-on, Inc.	461	130,804
Snowflake, Inc., Class A *	2,952	337,207
Solventum Corp. *	1,244	79,753
Southern Co.	10,026	866,246
Southwest Airlines Co.	1,346	38,926
SS&C Technologies Holdings, Inc.	2,277	170,980
Stanley Black & Decker, Inc.	1,483	151,800
Starbucks Corp.	10,417	985,136
State Street Corp.	2,864	249,454
Steel Dynamics, Inc.	1,515	181,058
STERIS PLC	878	211,686
Stryker Corp.	3,158	1,138,206
Sun Communities, Inc. REIT	1,073	145,113
Super Micro Computer, Inc. *	468	204,844
Synchrony Financial	4,111	206,619
Synopsys, Inc. *	1,415	735,206
Sysco Corp.	4,542	354,140
T. Rowe Price Group, Inc.	2,024	214,625
Take-Two Interactive Software, Inc. *	1,635	264,396
Targa Resources Corp.	1,986	291,743
Target Corp.	4,297	660,105
TE Connectivity Ltd.	2,898	445,133
Teledyne Technologies, Inc. *	434	187,835
Teleflex, Inc.	449	110,081
Teradyne, Inc.	1,481	202,497
Tesla, Inc. *	26,558	5,686,333
Texas Instruments, Inc.	8,333	1,786,095
Texas Pacific Land Corp.	195	169,434
Textron, Inc.	1,937	176,654
Thermo Fisher Scientific, Inc.	3,500	2,152,745
TJX Cos., Inc.	10,532	1,235,088
T-Mobile US, Inc.	5,071	1,007,709
Toast, Inc., Class A *	3,064	76,171
Toro Co.	899	83,247
Tractor Supply Co.	925	247,484
Trade Desk, Inc., Class A *	4,034	421,674
Tradeweb Markets, Inc., Class A	977	115,520
TransDigm Group, Inc.	517	709,950
TransUnion	1,864	180,454
Travelers Cos., Inc.	2,069	471,877
Trimble, Inc. *	2,360	133,788

	Number of Shares	Value $
Truist Financial Corp.	12,118	538,766
Twilio, Inc., Class A *	1,506	94,517
Tyler Technologies, Inc. *	421	247,493
Tyson Foods, Inc., Class A	2,530	162,704
Uber Technologies, Inc. *	17,150	1,254,180
UDR, Inc. REIT	2,851	126,898
U-Haul Holding Co.	836	57,141
Ulta Beauty, Inc. *	438	154,544
Union Pacific Corp.	5,659	1,449,213
United Parcel Service, Inc., Class B	6,591	847,273
United Rentals, Inc.	644	477,371
United Therapeutics Corp. *	406	147,601
UnitedHealth Group, Inc.	8,522	5,029,684
Universal Health Services, Inc., Class B	539	128,266
US Bancorp	14,308	675,767
Valero Energy Corp.	2,887	423,610
Veeva Systems, Inc., Class A *	1,402	303,449
Ventas, Inc. REIT	3,607	224,031
Veralto Corp.	2,086	234,529
VeriSign, Inc. *	877	161,280
Verisk Analytics, Inc.	1,310	357,394
Verizon Communications, Inc.	38,400	1,604,352
Vertex Pharmaceuticals, Inc. *	2,380	1,180,218
Vertiv Holdings Co., Class A	3,193	265,115
Viatris, Inc.	10,835	130,887
VICI Properties, Inc. REIT	9,993	334,566
Visa, Inc., Class A	14,576	4,028,369
Vistra Corp.	3,459	295,502
Vulcan Materials Co.	1,265	310,191
W.R. Berkley Corp.	2,579	153,966
W.W. Grainger, Inc.	414	407,757
Walgreens Boots Alliance, Inc.	6,493	60,060
Walmart, Inc.	40,724	3,145,115
Walt Disney Co.	16,725	1,511,606
Warner Bros Discovery, Inc. *	21,176	166,020
Waste Management, Inc.	3,764	798,119
Waters Corp. *	559	193,610
Watsco, Inc.	274	130,265
WEC Energy Group, Inc.	2,821	262,438
Wells Fargo & Co.	32,503	1,900,450
Welltower, Inc. REIT	5,716	689,807
West Pharmaceutical Services, Inc.	663	207,937
Western Digital Corp. *	3,046	199,787
Westinghouse Air Brake Technologies Corp.	1,594	270,295
Westlake Corp.	302	43,923
Weyerhaeuser Co. REIT	6,764	206,234
Williams Cos., Inc.	11,594	530,657
Williams-Sonoma, Inc.	1,098	147,494

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Workday, Inc., Class A *	1,892	497,955
WP Carey, Inc. REIT	2,112	126,762
Wynn Resorts Ltd.	983	75,573
Xcel Energy, Inc.	4,997	305,966
Xylem, Inc.	2,132	293,214
Yum! Brands, Inc.	2,554	344,586
Zebra Technologies Corp., Class A *	431	148,859
Zillow Group, Inc., Class C *	1,252	69,236
Zimmer Biomet Holdings, Inc.	1,843	212,793
Zoetis, Inc.	4,203	771,208
Zoom Video Communications, Inc., Class A *	2,376	164,134
Zscaler, Inc. *	875	174,983

(Cost $320,099,785)		446,254,885

Uruguay — 0.1%
MercadoLibre, Inc. *

(Cost $483,934)	422	870,021

TOTAL COMMON STOCKS

(Cost $450,384,263)		599,153,593

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	458	39,644
Dr Ing hc F Porsche AG, 144A	998	78,256
Henkel AG & Co. KGaA	1,575	144,281

	Number of Shares	Value $
Porsche Automobil Holding SE	1,415	63,700
Sartorius AG	259	71,500
Volkswagen AG	1,873	199,403

(Cost $827,391)		596,784

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.* (d), expires 8/22/28

(Cost $0)	214	0

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (e)(f)

(Cost $213,692)	213,692	213,692

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.24% (e)

(Cost $1,730,588)	1,730,588	1,730,588

TOTAL INVESTMENTS — 99.8%

(Cost $453,155,934)		601,694,657

Other assets and liabilities, net — 0.2%		1,397,603

NET ASSETS — 100.0%		603,092,260

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
211,696	—		(15,650)	5,602	97,484	9,086	—	18,324	299,132

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (e)(f)
—	213,692	(g)	—	—	—	9,699	—	213,692	213,692

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.24% (e)
820,287	12,941,893		(12,031,592)	—	—	69,271	—	1,730,588	1,730,588

1,031,983	13,155,585		(12,047,242)	5,602	97,484	88,056	—	1,962,604	2,243,412

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $206,786, which is 0.0% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
MINI S&P/TSX60 Futures	CAD	2	96,357	104,018	9/19/2024	7,661
MSCI EAFE Futures	USD	6	703,929	737,550	9/20/2024	33,621
S&P 500 E-Mini Futures	USD	8	2,221,861	2,264,400	9/20/2024	42,539

Total unrealized appreciation						83,821

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar

USD	U.S. Dollar

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$599,153,593	$—	$—	$599,153,593
Preferred Stocks	596,784	—	—	596,784
Warrants	—	—	0	0
Short-Term Investments (a)	1,944,280	—	—	1,944,280
Derivatives (b)
Futures Contracts	83,821	—	—	83,821

TOTAL	$601,778,478	$—	$0	$601,778,478

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.6%
Communication Services — 11.8%
Alphabet, Inc., Class A	9,543	1,559,135
Alphabet, Inc., Class C	8,567	1,414,498
AT&T, Inc.	22,109	439,969
Charter Communications, Inc., Class A *	245	85,147
Comcast Corp., Class A	14,048	555,880
Electronic Arts, Inc.	894	135,727
Fox Corp., Class A	473	19,568
Live Nation Entertainment, Inc. *	460	44,928
Meta Platforms, Inc., Class A	6,356	3,313,446
New York Times Co., Class A	490	26,916
Verizon Communications, Inc.	11,273	470,986
Warner Bros Discovery, Inc. *	3,151	24,704

(Cost $6,935,903)		8,090,904

Consumer Discretionary — 15.6%
Airbnb, Inc., Class A *	1,207	141,593
Amazon.com, Inc. *	13,403	2,392,436
Aptiv PLC *	631	45,135
Aramark	699	25,604
AutoZone, Inc. *	76	241,792
Bath & Body Works, Inc.	383	11,781
Best Buy Co., Inc.	1,815	182,226
Booking Holdings, Inc.	114	445,652
BorgWarner, Inc.	1,298	44,223
Burlington Stores, Inc. *	112	30,043
Carnival Corp. *	1,360	22,440
Chipotle Mexican Grill, Inc. *	1,263	70,829
Coupang, Inc. *	2,831	62,707
Crocs, Inc. *	174	25,434
D.R. Horton, Inc.	1,325	250,107
Darden Restaurants, Inc.	551	87,141
Deckers Outdoor Corp. *	87	83,458
Dick’s Sporting Goods, Inc.	325	77,012
Domino’s Pizza, Inc.	48	19,882
eBay, Inc.	999	59,041
Expedia Group, Inc. *	662	92,078
Five Below, Inc. *	171	12,899
Floor & Decor Holdings, Inc., Class A *	294	33,057
Gap, Inc.	1,008	22,609
Garmin Ltd.	527	96,594
General Motors Co.	3,097	154,169
Gentex Corp.	977	30,609
Genuine Parts Co.	389	55,728
Grand Canyon Education, Inc. *	132	19,141
H&R Block, Inc.	974	61,664

	Number of Shares	Value $

Home Depot, Inc.	3,491	1,286,434
Las Vegas Sands Corp.	644	25,110
Lear Corp.	298	34,762
Lennar Corp., Class A	1,678	305,497
LKQ Corp.	434	18,050
Lowe’s Cos., Inc.	2,060	511,910
Lululemon Athletica, Inc. *	386	100,155
Macy’s, Inc.	1,106	17,220
Marriott International, Inc., Class A	314	73,693
McDonald’s Corp.	934	269,608
MGM Resorts International *	969	36,425
Mohawk Industries, Inc. *	123	19,082
Murphy USA, Inc.	71	36,894
NIKE, Inc., Class B	2,941	245,044
NVR, Inc. *	17	155,932
O’Reilly Automotive, Inc. *	219	247,463
Polaris, Inc.	268	22,686
Pool Corp.	119	41,843
PulteGroup, Inc.	1,146	150,871
PVH Corp.	206	20,330
Ralph Lauren Corp.	183	31,341
Ross Stores, Inc.	1,268	190,973
Skechers U.S.A., Inc., Class A *	684	46,840
Starbucks Corp.	3,690	348,963
Tapestry, Inc.	1,518	62,192
Tesla, Inc. *	1,709	365,914
Texas Roadhouse, Inc.	210	35,438
Thor Industries, Inc.	190	20,379
TJX Cos., Inc.	4,840	567,587
Toll Brothers, Inc.	344	49,560
TopBuild Corp. *	93	36,551
Tractor Supply Co.	404	108,090
Ulta Beauty, Inc. *	283	99,854
Valvoline, Inc. *	534	22,535
Williams-Sonoma, Inc.	840	112,837
Wynn Resorts Ltd.	301	23,141
Yum! Brands, Inc.	281	37,913

(Cost $9,908,151)		10,676,201

Consumer Staples — 10.9%
Albertsons Cos., Inc., Class A	2,041	40,044
Altria Group, Inc.	8,084	434,677
Archer-Daniels-Midland Co.	3,584	218,588
BJ’s Wholesale Club Holdings, Inc. *	875	69,965
Campbell Soup Co.	336	16,706
Casey’s General Stores, Inc.	217	78,621
Clorox Co.	276	43,694
Coca-Cola Consolidated, Inc.	22	29,533
Colgate-Palmolive Co.	1,620	172,530

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Costco Wholesale Corp.	1,786	1,593,791
Dollar Tree, Inc. *	745	62,945
Estee Lauder Cos., Inc., Class A	263	24,107
General Mills, Inc.	947	68,459
Hershey Co.	341	65,833
Ingredion, Inc.	217	29,145
J M Smucker Co.	166	19,037
Kellanova	517	41,675
Kenvue, Inc.	6,214	136,397
Kimberly-Clark Corp.	810	117,175
Kroger Co.	3,587	190,864
Molson Coors Beverage Co., Class B	398	21,480
Monster Beverage Corp. *	1,897	89,406
Performance Food Group Co. *	680	50,755
Philip Morris International, Inc.	3,039	374,678
Procter & Gamble Co.	5,690	976,063
Sysco Corp.	3,117	243,032
Target Corp.	1,851	284,351
Tyson Foods, Inc., Class A	445	28,618
US Foods Holding Corp. *	404	23,921
Walmart, Inc.	24,245	1,872,441

(Cost $6,342,278)		7,418,531

Energy — 7.9%
Antero Resources Corp. *	452	12,199
APA Corp.	692	19,715
Baker Hughes Co.	1,597	56,166
Cheniere Energy, Inc.	243	45,018
Chesapeake Energy Corp. (a)	508	37,841
Chevron Corp.	6,746	998,071
Chord Energy Corp.	237	35,178
ConocoPhillips	4,872	554,385
Coterra Energy, Inc.	3,053	74,279
Devon Energy Corp.	2,993	134,026
Diamondback Energy, Inc.	726	141,650
EOG Resources, Inc.	2,639	339,956
Exxon Mobil Corp.	18,786	2,215,621
Halliburton Co.	1,424	44,272
HF Sinclair Corp.	279	13,710
Marathon Oil Corp.	2,772	79,418
Marathon Petroleum Corp.	1,138	201,563
Occidental Petroleum Corp.	809	46,097
Ovintiv, Inc.	466	19,959
Phillips 66	657	92,184
Schlumberger NV	2,299	101,133
Valero Energy Corp.	899	131,910

(Cost $5,242,717)		5,394,351

Financials — 12.8%
Affiliated Managers Group, Inc.	346	60,145

	Number of Shares	Value $
Aon PLC, Class A	629	216,200
Arch Capital Group Ltd. *	1,701	192,366
Berkshire Hathaway, Inc., Class B *	7,914	3,766,431
Blackstone, Inc.	235	33,455
Capital One Financial Corp.	637	93,594
Cboe Global Markets, Inc.	256	52,582
Cincinnati Financial Corp.	434	59,471
Coinbase Global, Inc., Class A *	136	24,937
Evercore, Inc., Class A	261	64,138
Everest Group Ltd.	107	41,970
FactSet Research Systems, Inc.	146	61,735
First Citizens BancShares, Inc., Class A	47	95,443
Houlihan Lokey, Inc.	138	21,614
Jack Henry & Associates, Inc.	194	33,568
Janus Henderson Group PLC	356	13,389
Kinsale Capital Group, Inc.	56	27,501
LPL Financial Holdings, Inc.	434	97,364
MarketAxess Holdings, Inc.	142	34,419
Marsh & McLennan Cos., Inc.	1,771	402,920
Mastercard, Inc., Class A	2,157	1,042,564
MGIC Investment Corp.	3,115	79,214
Moody’s Corp.	486	237,042
MSCI, Inc.	265	153,856
PayPal Holdings, Inc. *	2,729	197,662
Progressive Corp.	157	39,595
RenaissanceRe Holdings Ltd.	148	37,709
RLI Corp.	109	16,797
S&P Global, Inc.	97	49,784
SEI Investments Co.	616	41,660
Synchrony Financial	1,487	74,737
T. Rowe Price Group, Inc.	1,483	157,257
Visa, Inc., Class A	4,234	1,170,151
Willis Towers Watson PLC	63	18,403

(Cost $7,539,126)		8,709,673

Health Care — 13.8%
Abbott Laboratories	1,330	150,649
AbbVie, Inc.	83	16,294
Agilent Technologies, Inc.	493	70,459
Align Technology, Inc. *	157	37,243
Amgen, Inc.	64	21,365
Biogen, Inc. *	67	13,719
Bristol-Myers Squibb Co.	7,526	375,924
Cardinal Health, Inc.	2,340	263,765
Cencora, Inc.	1,171	280,536
Centene Corp. *	2,843	224,114
Chemed Corp.	48	28,136
Cigna Group	1,202	434,896
CVS Health Corp.	2,319	132,740

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Edwards Lifesciences Corp. *	602	42,116
Elevance Health, Inc.	818	455,536
Eli Lilly & Co.	31	29,761
Exelixis, Inc. *	693	18,039
GE HealthCare Technologies, Inc.	1,150	97,543
Gilead Sciences, Inc.	2,538	200,502
HCA Healthcare, Inc.	555	219,552
Hologic, Inc. *	404	32,821
Humana, Inc.	773	274,005
Incyte Corp. *	605	39,724
Intuitive Surgical, Inc. *	232	114,290
Johnson & Johnson	10,832	1,796,595
Labcorp Holdings, Inc.	206	47,357
McKesson Corp.	1,337	750,164
Medpace Holdings, Inc. *	67	23,803
Merck & Co., Inc.	2,326	275,515
Mettler-Toledo International, Inc. *	53	76,271
Moderna, Inc. *	879	68,035
Molina Healthcare, Inc. *	141	49,320
Pfizer, Inc.	13,210	383,222
Premier, Inc., Class A	843	17,172
Quest Diagnostics, Inc.	135	21,191
Regeneron Pharmaceuticals, Inc. *	237	280,771
Royalty Pharma PLC, Class A	789	22,905
Solventum Corp. *	1,072	68,726
United Therapeutics Corp. *	195	70,892
UnitedHealth Group, Inc.	2,773	1,636,625
Universal Health Services, Inc., Class B	176	41,883
Vertex Pharmaceuticals, Inc. *	313	155,214
Waters Corp. *	51	17,664
West Pharmaceutical Services, Inc.	182	57,081

(Cost $8,598,352)		9,434,135

Industrials — 7.9%
3M Co.	629	84,720
A O Smith Corp.	603	50,483
Acuity Brands, Inc.	167	42,535
AECOM	240	24,034
AGCO Corp.	430	39,147
Alaska Air Group, Inc. *	601	21,702
Allison Transmission Holdings, Inc.	241	22,353
American Airlines Group, Inc. *	1,794	19,052
Automatic Data Processing, Inc.	502	138,507
Builders FirstSource, Inc. *	650	113,100
C.H. Robinson Worldwide, Inc.	401	41,507
Carlisle Cos., Inc.	81	34,328

	Number of Shares	Value $
Caterpillar, Inc.	1,222	435,154
Cintas Corp.	64	51,528
Comfort Systems USA, Inc.	73	25,807
Copart, Inc. *	850	45,016
Core & Main, Inc., Class A *	669	32,132
CSX Corp.	1,303	44,654
Cummins, Inc.	516	161,431
Deere & Co.	435	167,797
Delta Air Lines, Inc.	2,440	103,676
Donaldson Co., Inc.	414	30,110
EMCOR Group, Inc.	215	84,508
Expeditors International of Washington, Inc.	788	97,247
Fastenal Co.	1,877	128,161
FedEx Corp.	799	238,717
Ferguson Enterprises, Inc.	889	182,876
FTI Consulting, Inc. *	96	21,918
GE Vernova, Inc. *	425	85,425
Genpact Ltd.	434	17,026
Graco, Inc.	539	44,926
Huntington Ingalls Industries, Inc.	73	20,642
Illinois Tool Works, Inc.	825	208,873
ITT, Inc.	229	31,881
Jacobs Solutions, Inc.	180	27,158
JB Hunt Transport Services, Inc.	189	32,735
Knight-Swift Transportation Holdings, Inc.	365	19,119
Landstar System, Inc.	189	34,504
Lincoln Electric Holdings, Inc.	147	28,461
Lockheed Martin Corp.	942	535,150
Masco Corp.	668	53,146
MasTec, Inc. *	136	15,386
MSC Industrial Direct Co., Inc., Class A	241	19,820
Old Dominion Freight Line, Inc.	593	114,330
Oshkosh Corp.	237	25,575
Otis Worldwide Corp.	317	30,017
Owens Corning	479	80,822
PACCAR, Inc.	1,459	140,327
Paychex, Inc.	969	127,133
Paycom Software, Inc.	132	21,487
Quanta Services, Inc.	125	34,391
Robert Half, Inc.	659	41,299
Rockwell Automation, Inc.	229	62,295
Rollins, Inc.	424	21,276
Saia, Inc. *	66	24,805
Simpson Manufacturing Co., Inc.	98	17,940
Snap-on, Inc.	247	70,084
Southwest Airlines Co.	2,318	67,036

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Tetra Tech, Inc.	75	17,830
Textron, Inc.	495	45,144
Trane Technologies PLC	133	48,101
Union Pacific Corp.	362	92,705
United Airlines Holdings, Inc. *	812	35,760
United Parcel Service, Inc., Class B	2,163	278,054
United Rentals, Inc.	194	143,804
W.W. Grainger, Inc.	165	162,512
Watsco, Inc.	105	49,919

(Cost $4,914,015)		5,409,098

Information Technology — 15.9%
Accenture PLC, Class A	2,305	788,195
Adobe, Inc. *	1,225	703,652
Advanced Micro Devices, Inc. *	366	54,373
Amdocs Ltd.	551	47,921
Analog Devices, Inc.	281	65,990
Apple, Inc.	15,181	3,476,449
Applied Materials, Inc.	2,920	575,999
Arista Networks, Inc. *	225	79,511
Autodesk, Inc. *	146	37,726
Cadence Design Systems, Inc. *	48	12,909
CDW Corp.	72	16,246
Cirrus Logic, Inc. *	175	25,496
Cisco Systems, Inc.	24,203	1,223,220
Cognizant Technology Solutions Corp., Class A	2,622	203,913
Dropbox, Inc., Class A *	1,139	28,635
EPAM Systems, Inc. *	124	24,894
F5, Inc. *	173	35,145
Fair Isaac Corp. *	24	41,527
Fortinet, Inc. *	1,575	120,818
HP, Inc.	1,562	56,513
Intel Corp.	2,336	51,485
Jabil, Inc.	329	35,953
Juniper Networks, Inc.	646	25,117
Keysight Technologies, Inc. *	532	81,992
KLA Corp.	187	153,233
Lam Research Corp.	423	347,287
Microchip Technology, Inc.	391	32,125
Micron Technology, Inc.	2,497	240,311
Microsoft Corp.	3,417	1,425,367
NetApp, Inc.	374	45,149
NVIDIA Corp.	860	102,658
ON Semiconductor Corp. *	458	35,664
Oracle Corp.	180	25,432
QUALCOMM, Inc.	1,121	196,511
Skyworks Solutions, Inc.	659	72,220
Teradyne, Inc.	200	27,346

	Number of Shares	Value $
Texas Instruments, Inc.	1,286	275,641
VeriSign, Inc. *	235	43,217

(Cost $9,802,746)		10,835,840

Materials — 1.9%
Albemarle Corp.	159	14,350
Amcor PLC	2,354	26,930
Celanese Corp.	203	26,512
CF Industries Holdings, Inc.	1,053	87,494
Cleveland-Cliffs, Inc. *	3,059	39,951
Corteva, Inc.	288	16,502
CRH PLC	1,717	155,852
Dow, Inc.	1,051	56,313
DuPont de Nemours, Inc.	203	17,103
Eagle Materials, Inc.	133	34,281
Freeport-McMoRan, Inc.	611	27,055
International Paper Co.	560	27,115
Louisiana-Pacific Corp.	245	23,777
LyondellBasell Industries NV, Class A	762	75,209
Mosaic Co.	1,177	33,627
NewMarket Corp.	27	15,492
Nucor Corp.	1,785	271,159
Olin Corp.	435	18,996
Packaging Corp. of America	154	32,269
Reliance, Inc.	379	108,640
Steel Dynamics, Inc.	1,202	143,651
United States Steel Corp.	668	25,324

(Cost $1,208,572)		1,277,602

Real Estate — 0.9%
CBRE Group, Inc., Class A *	509	58,606
Gaming and Leisure Properties, Inc. REIT	404	21,016
Host Hotels & Resorts, Inc. REIT	1,284	22,727
Lamar Advertising Co., Class A REIT	175	22,011
Public Storage REIT	652	224,105
Simon Property Group, Inc. REIT	799	133,713
VICI Properties, Inc. REIT	1,654	55,376
Weyerhaeuser Co. REIT	1,808	55,126

(Cost $493,258)		592,680

Utilities — 0.2%
Atmos Energy Corp.	361	47,197
CenterPoint Energy, Inc.	903	24,652
Vistra Corp.	1,044	89,189

(Cost $160,578)		161,038

TOTAL COMMON STOCKS

(Cost $61,145,696)		68,000,053

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2024

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.0%
iShares Russell 1000 ETF

(Cost $1,055)	5	1,545

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

(Cost $34,277)	34,277	34,277

	Number of Shares	Value $

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

(Cost $177,441)	177,441	177,441

TOTAL INVESTMENTS — 99.9%

(Cost $61,358,469)		68,213,316
Other assets and liabilities, net — 0.1%		73,019

NET ASSETS — 100.0%		68,286,335

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)
—	34,277	(d)	—	—	—	32	—	34,277	34,277

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)
14,718	1,382,582		(1,219,859)	—	—	3,907	—	177,441	177,441

14,718	1,416,859		(1,219,859)	—	—	3,939	—	211,718	211,718

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $33,591, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

REIT:    Real Estate Investment Trust

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro E-Mini S&P 500 Futures	USD	9	251,500	254,745	9/20/2024	3,245

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$68,000,053	$—	$—	$68,000,053
Exchange-Traded Funds	1,545	—	—	1,545
Short-Term Investments (a)	211,718	—	—	211,718
Derivatives (b)
Futures Contracts	3,245	—	—	3,245

TOTAL	$68,216,561	$—	$—	$68,216,561

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers Russell US Multifactor ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.1%
Communication Services — 3.0%
Alphabet, Inc., Class A	974	159,132
Alphabet, Inc., Class C	926	152,892
AT&T, Inc.	20,648	410,895
Charter Communications, Inc., Class A *	956	332,248
Comcast Corp., Class A	6,000	237,420
Electronic Arts, Inc.	2,129	323,225
Fox Corp., Class A	4,808	198,907
Fox Corp., Class B	2,687	103,261
Frontier Communications Parent, Inc. *	8,512	245,146
IAC, Inc. *	337	17,787
Interpublic Group of Cos., Inc.	4,125	134,516
Liberty Broadband Corp., Class C *	411	25,638
Liberty Global Ltd., Class A *	2,907	56,250
Liberty Global Ltd., Class C *	5,359	105,412
Liberty Media Corp.-Liberty Formula One, Class C *	293	22,869
Liberty Media Corp.-Liberty SiriusXM *	3,546	84,501
Liberty Media Corp.-Liberty SiriusXM, Class A *	1,316	31,334
Live Nation Entertainment, Inc. *	853	83,313
Madison Square Garden Sports Corp.*	239	49,963
Match Group, Inc. *	1,334	49,638
Meta Platforms, Inc., Class A	255	132,934
Netflix, Inc. *	69	48,393
New York Times Co., Class A	5,146	282,670
News Corp., Class A	7,474	211,738
News Corp., Class B	2,491	73,310
Nexstar Media Group, Inc.	1,034	176,690
Omnicom Group, Inc.	4,253	427,129
Pinterest, Inc., Class A *	750	24,030
Spotify Technology SA *	227	77,834
Take-Two Interactive Software, Inc.*	99	16,009
T-Mobile US, Inc.	575	114,264
Trade Desk, Inc., Class A *	67	7,004
TripAdvisor, Inc. *	827	12,000
Verizon Communications, Inc.	9,498	396,826
Walt Disney Co.	500	45,190
Warner Bros Discovery, Inc. *	8,522	66,812
ZoomInfo Technologies, Inc. *	1,231	12,175

(Cost $4,279,035)		4,949,355

Consumer Discretionary — 12.3%
Advance Auto Parts, Inc.	2,223	100,724
Airbnb, Inc., Class A *	691	81,061
Amazon.com, Inc. *	494	88,179

	Number of Shares	Value $

Amer Sports, Inc. *	1,097	14,974
Aptiv PLC *	380	27,181
Aramark	4,345	159,157
AutoNation, Inc. *	206	36,664
AutoZone, Inc. *	179	569,485
Bath & Body Works, Inc.	416	12,796
Best Buy Co., Inc.	4,418	443,567
Booking Holdings, Inc.	106	414,378
BorgWarner, Inc.	6,350	216,344
Bright Horizons Family Solutions, Inc. *	419	58,962
Brunswick Corp.	667	52,726
Burlington Stores, Inc. *	441	118,294
CarMax, Inc. *	532	44,981
Carter’s, Inc.	1,792	118,093
Cava Group, Inc. *	332	37,861
Chipotle Mexican Grill, Inc. *	4,360	244,509
Choice Hotels International, Inc. (a)	417	53,205
Churchill Downs, Inc.	223	30,990
Columbia Sportswear Co.	2,093	168,968
Coupang, Inc. *	5,210	115,401
Crocs, Inc. *	104	15,202
D.R. Horton, Inc.	5,402	1,019,682
Darden Restaurants, Inc.	467	73,856
Deckers Outdoor Corp. *	202	193,777
Dick’s Sporting Goods, Inc.	1,298	307,574
Dillard’s, Inc., Class A	36	12,203
Domino’s Pizza, Inc.	668	276,692
DoorDash, Inc., Class A *	518	66,672
eBay, Inc.	10,699	632,311
Expedia Group, Inc. *	2,657	369,562
Five Below, Inc. *	253	19,084
Floor & Decor Holdings, Inc., Class A *	1,404	157,866
Ford Motor Co.	11,502	128,707
Gap, Inc.	2,150	48,224
Garmin Ltd.	3,588	657,645
General Motors Co.	8,286	412,477
Gentex Corp.	14,441	452,437
Genuine Parts Co.	2,542	364,167
Grand Canyon Education, Inc. *	1,860	269,719
H&R Block, Inc.	8,696	550,544
Harley-Davidson, Inc.	3,151	117,973
Hasbro, Inc.	228	15,540
Hilton Worldwide Holdings, Inc.	1,467	322,212
Home Depot, Inc.	404	148,874
Hyatt Hotels Corp., Class A	366	55,603
Las Vegas Sands Corp.	643	25,071
Lear Corp.	1,026	119,683
Lennar Corp., Class A	4,966	904,110
Lennar Corp., Class B	277	46,766

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
LKQ Corp.	2,259	93,952
Lowe’s Cos., Inc.	851	211,474
Lululemon Athletica, Inc. *	327	84,847
Macy’s, Inc.	812	12,643
Marriott International, Inc., Class A	903	211,925
Mattel, Inc. *	8,270	156,965
McDonald’s Corp.	255	73,608
MGM Resorts International *	214	8,044
Mohawk Industries, Inc. *	527	81,759
Murphy USA, Inc.	915	475,461
Newell Brands, Inc.	7,827	55,493
NIKE, Inc., Class B	1,026	85,486
NVR, Inc. *	87	798,004
Ollie’s Bargain Outlet Holdings, Inc.*	1,358	121,622
O’Reilly Automotive, Inc. *	411	464,418
Penske Automotive Group, Inc.	152	25,855
Polaris, Inc.	153	12,951
Pool Corp.	634	222,927
PulteGroup, Inc.	8,278	1,089,799
PVH Corp.	1,259	124,251
Ralph Lauren Corp.	2,339	400,577
RH *	23	5,835
Ross Stores, Inc.	2,737	412,220
Service Corp. International	1,917	150,044
SharkNinja, Inc.	954	91,412
Skechers U.S.A., Inc., Class A *	6,871	470,526
Starbucks Corp.	1,475	139,491
Tapestry, Inc.	4,188	171,582
Tempur Sealy International, Inc.	262	13,737
Texas Roadhouse, Inc.	1,987	335,306
Thor Industries, Inc.	763	81,839
TJX Cos., Inc.	4,297	503,909
Toll Brothers, Inc.	2,730	393,311
TopBuild Corp. *	438	172,143
Tractor Supply Co.	2,452	656,033
Travel + Leisure Co.	943	41,737
Ulta Beauty, Inc. *	469	165,482
Under Armour, Inc., Class A *	2,200	16,918
Under Armour, Inc., Class C *	2,846	21,231
Vail Resorts, Inc.	291	52,875
Valvoline, Inc. *	5,768	243,410
VF Corp.	1,235	22,489
Whirlpool Corp.	283	28,382
Williams-Sonoma, Inc.	2,730	366,721
Wingstop, Inc.	191	73,747
Wyndham Hotels & Resorts, Inc.	444	34,943
Wynn Resorts Ltd.	176	13,531
YETI Holdings, Inc. *	941	37,941

	Number of Shares	Value $
Yum! Brands, Inc.	1,262	170,269

(Cost $16,463,269)		20,691,858

Consumer Staples — 7.5%
Albertsons Cos., Inc., Class A	9,143	179,386
Altria Group, Inc.	16,846	905,809
Archer-Daniels-Midland Co.	15,014	915,704
BellRing Brands, Inc. *	5,087	284,516
BJ’s Wholesale Club Holdings, Inc.*	8,257	660,230
Boston Beer Co., Inc., Class A *	121	32,878
Brown-Forman Corp., Class B	297	13,540
Bunge Global SA	3,468	351,586
Campbell Soup Co.	3,635	180,732
Casey’s General Stores, Inc.	2,318	839,835
Church & Dwight Co., Inc.	3,159	321,839
Clorox Co.	619	97,994
Coca-Cola Co.	916	66,383
Coca-Cola Consolidated, Inc.	323	433,595
Colgate-Palmolive Co.	5,233	557,314
Conagra Brands, Inc.	2,925	91,260
Constellation Brands, Inc., Class A	492	118,429
Costco Wholesale Corp.	275	245,404
Dollar General Corp.	1,658	137,564
Dollar Tree, Inc. *	3,528	298,081
elf Beauty, Inc. *	75	11,234
Estee Lauder Cos., Inc., Class A	214	19,615
Flowers Foods, Inc.	6,712	155,987
Freshpet, Inc. *	150	20,400
General Mills, Inc.	2,782	201,111
Grocery Outlet Holding Corp. *	5,722	108,375
Hershey Co.	352	67,957
Hormel Foods Corp.	1,638	53,317
Ingredion, Inc.	4,108	551,745
J M Smucker Co.	425	48,739
Kellanova	3,784	305,028
Kenvue, Inc.	4,667	102,441
Keurig Dr Pepper, Inc.	3,190	116,786
Kimberly-Clark Corp.	2,544	368,015
Kraft Heinz Co.	5,596	198,266
Kroger Co.	16,393	872,272
Lamb Weston Holdings, Inc.	324	20,062
McCormick & Co., Inc.	488	39,055
Molson Coors Beverage Co., Class B	2,875	155,164
Mondelez International, Inc., Class A	2,529	181,607
Monster Beverage Corp. *	1,361	64,144
PepsiCo, Inc.	499	86,267
Philip Morris International, Inc.	1,966	242,388
Pilgrim’s Pride Corp. *	1,812	84,403
Post Holdings, Inc. *	1,903	220,310

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Procter & Gamble Co.	398	68,273
Reynolds Consumer Products, Inc.	1,971	62,086
Seaboard Corp.	4	12,441
Spectrum Brands Holdings, Inc.	522	49,235
Sysco Corp.	4,881	380,572
Target Corp.	1,856	285,119
Tyson Foods, Inc., Class A	8,076	519,368
US Foods Holding Corp. *	1,865	110,427
Walmart, Inc.	1,162	89,741

(Cost $11,346,902)		12,604,029

Energy — 2.5%
Antero Midstream Corp.	2,365	35,168
Baker Hughes Co.	6,944	244,220
Cheniere Energy, Inc.	475	87,998
Chesapeake Energy Corp. (a)	3,490	259,970
Chevron Corp.	584	86,403
Civitas Resources, Inc.	247	15,149
ConocoPhillips	1,597	181,723
Coterra Energy, Inc.	13,334	324,416
Devon Energy Corp.	1,425	63,811
Diamondback Energy, Inc.	426	83,117
DT Midstream, Inc.	3,312	260,290
EOG Resources, Inc.	2,396	308,653
Exxon Mobil Corp.	590	69,585
Halliburton Co.	942	29,287
Hess Corp.	350	48,321
HF Sinclair Corp.	3,750	184,275
Kinder Morgan, Inc.	8,306	179,160
Marathon Oil Corp.	4,479	128,323
Marathon Petroleum Corp.	1,822	322,713
NOV, Inc.	1,584	28,148
Occidental Petroleum Corp.	443	25,242
Phillips 66	1,597	224,075
Schlumberger NV	1,706	75,047
TechnipFMC PLC	1,994	53,519
Texas Pacific Land Corp.	133	115,562
Valero Energy Corp.	2,231	327,355
Viper Energy, Inc., Class A	739	35,176
Weatherford International PLC	806	84,582
Williams Cos., Inc.	7,439	340,483

(Cost $3,812,680)		4,221,771

Financials — 15.9%
Affiliated Managers Group, Inc.	1,987	345,400
Aflac, Inc.	4,080	450,269
Allstate Corp.	594	112,230
Ally Financial, Inc.	1,167	50,403
American Express Co.	553	143,033
American Financial Group, Inc.	1,237	165,288
American International Group, Inc.	1,334	102,785

	Number of Shares	Value $
Ameriprise Financial, Inc.	391	175,731
Aon PLC, Class A	507	174,266
Apollo Global Management, Inc.	1,437	166,304
Arch Capital Group Ltd. *	16,009	1,810,458
Ares Management Corp., Class A	480	70,272
Arthur J Gallagher & Co.	329	96,255
Assurant, Inc.	1,101	216,181
Assured Guaranty Ltd.	2,665	213,413
Axis Capital Holdings Ltd.	1,780	142,186
Bank of America Corp.	919	37,449
Bank of New York Mellon Corp.	3,255	222,056
Bank OZK	2,444	105,947
Berkshire Hathaway, Inc., Class B *	423	201,314
BlackRock, Inc.	190	171,344
Blackstone, Inc.	900	128,124
Blue Owl Capital, Inc.	1,462	25,790
BOK Financial Corp.	124	13,014
Brown & Brown, Inc.	4,024	423,043
Capital One Financial Corp.	1,694	248,899
Cboe Global Markets, Inc.	4,461	916,289
Charles Schwab Corp.	820	53,382
Chubb Ltd.	1,859	528,291
Cincinnati Financial Corp.	5,950	815,328
Citigroup, Inc.	421	26,371
Citizens Financial Group, Inc.	2,742	118,043
CME Group, Inc.	436	94,063
CNA Financial Corp.	300	15,576
Columbia Banking System, Inc.	1,748	44,015
Comerica, Inc.	1,017	58,081
Commerce Bancshares, Inc.	1,115	71,315
Corebridge Financial, Inc.	2,628	77,684
Corpay, Inc. *	1,041	328,488
Credit Acceptance Corp. *	66	30,791
Cullen/Frost Bankers, Inc.	232	26,037
Discover Financial Services	850	117,903
East West Bancorp, Inc.	1,886	158,556
Equitable Holdings, Inc.	1,732	73,645
Euronet Worldwide, Inc. *	869	93,774
Evercore, Inc., Class A	1,474	362,221
Everest Group Ltd.	2,186	857,437
FactSet Research Systems, Inc.	808	341,655
Fidelity National Financial, Inc.	3,227	190,264
Fidelity National Information Services, Inc.	556	45,842
Fifth Third Bancorp	3,686	157,355
First American Financial Corp.	461	29,412
First Citizens BancShares, Inc., Class A	221	448,785
First Hawaiian, Inc.	1,362	33,137
First Horizon Corp.	4,137	68,633

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Fiserv, Inc. *	1,196	208,822
FNB Corp.	3,605	54,003
Franklin Resources, Inc.	1,454	29,429
Global Payments, Inc.	823	91,361
Globe Life, Inc.	3,506	368,305
Goldman Sachs Group, Inc.	56	28,574
Hanover Insurance Group, Inc.	225	33,073
Hartford Financial Services Group, Inc.	5,436	631,120
Houlihan Lokey, Inc.	2,830	443,235
Huntington Bancshares, Inc.	10,042	150,329
Interactive Brokers Group, Inc., Class A	1,357	174,904
Intercontinental Exchange, Inc.	517	83,521
Invesco Ltd.	530	9,058
Jack Henry & Associates, Inc.	779	134,790
Janus Henderson Group PLC	6,603	248,339
Jefferies Financial Group, Inc.	241	14,448
JPMorgan Chase & Co.	106	23,829
KeyCorp	5,659	96,542
Kinsale Capital Group, Inc.	1,103	541,672
KKR & Co., Inc.	358	44,310
Loews Corp.	3,737	306,210
LPL Financial Holdings, Inc.	1,539	345,259
M&T Bank Corp.	1,213	208,769
Markel Group, Inc. *	438	701,098
MarketAxess Holdings, Inc.	205	49,690
Marsh & McLennan Cos., Inc.	1,768	402,238
Mastercard, Inc., Class A	82	39,634
MetLife, Inc.	1,845	142,951
MGIC Investment Corp.	16,805	427,351
Moody’s Corp.	678	330,688
Morningstar, Inc.	224	70,284
MSCI, Inc.	401	232,817
Nasdaq, Inc.	2,368	170,685
Northern Trust Corp.	1,088	99,236
Nu Holdings Ltd./Cayman Islands, Class A *	1,221	18,278
Old Republic International Corp.	7,758	278,279
OneMain Holdings, Inc.	651	32,166
PayPal Holdings, Inc. *	2,936	212,654
Pinnacle Financial Partners, Inc.	852	84,834
PNC Financial Services Group, Inc.	1,019	188,607
Popular, Inc.	698	71,545
Primerica, Inc.	1,017	267,705
Principal Financial Group, Inc.	764	62,205
Progressive Corp.	2,319	584,852
Prosperity Bancshares, Inc.	521	38,335
Prudential Financial, Inc.	1,221	147,936
Raymond James Financial, Inc.	346	41,371
Regions Financial Corp.	5,895	138,061

	Number of Shares	Value $
Reinsurance Group of America, Inc.	928	204,865
RenaissanceRe Holdings Ltd.	3,248	827,558
Rithm Capital Corp. REIT	8,091	96,607
RLI Corp.	1,365	210,346
Ryan Specialty Holdings, Inc.	447	28,890
S&P Global, Inc.	179	91,870
SEI Investments Co.	4,113	278,162
SLM Corp.	2,245	49,525
Starwood Property Trust, Inc. REIT	1,339	27,905
State Street Corp.	826	71,945
Stifel Financial Corp.	1,011	89,110
Synchrony Financial	8,117	407,960
Synovus Financial Corp.	1,147	52,900
T. Rowe Price Group, Inc.	2,589	274,538
Toast, Inc., Class A *	602	14,966
TPG, Inc.	948	47,827
Tradeweb Markets, Inc., Class A	2,279	269,469
Travelers Cos., Inc.	1,783	406,649
Truist Financial Corp.	1,189	52,863
Unum Group	2,777	154,096
US Bancorp	3,135	148,066
Virtu Financial, Inc., Class A	2,043	62,740
Visa, Inc., Class A	190	52,510
Voya Financial, Inc.	607	42,994
W.R. Berkley Corp.	8,990	536,703
Webster Financial Corp.	1,316	62,418
Wells Fargo & Co.	1,425	83,320
Western Alliance Bancorp	118	9,638
Western Union Co.	21,148	258,006
WEX, Inc. *	374	71,441
White Mountains Insurance Group Ltd.	13	23,975
Willis Towers Watson PLC	510	148,976
Wintrust Financial Corp.	544	59,187
Zions Bancorp NA	1,489	73,795

(Cost $21,099,863)		26,589,049

Health Care — 11.4%
Abbott Laboratories	632	71,587
AbbVie, Inc.	824	161,759
Acadia Healthcare Co., Inc. *	296	24,251
Agilent Technologies, Inc.	3,317	474,066
Align Technology, Inc. *	198	46,970
Amedisys, Inc. *	447	43,810
Amgen, Inc.	498	166,247
Avantor, Inc. *	4,601	118,890
Azenta, Inc. *	138	6,834
Baxter International, Inc.	1,800	68,292
Becton Dickinson and Co.	287	69,572
BioMarin Pharmaceutical, Inc. *	163	14,867
Bio-Techne Corp.	728	53,865

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Boston Scientific Corp. *	1,606	131,355
Bristol-Myers Squibb Co.	1,708	85,315
Bruker Corp.	1,010	67,862
Cardinal Health, Inc.	13,570	1,529,610
Catalent, Inc. *	149	9,083
Cencora, Inc.	4,634	1,110,167
Centene Corp. *	14,821	1,168,339
Charles River Laboratories International, Inc. *	293	57,941
Chemed Corp.	280	164,128
Cigna Group	1,815	656,685
Cooper Cos., Inc. *	638	67,456
CVS Health Corp.	7,690	440,176
Danaher Corp.	230	61,941
DaVita, Inc. *	2,940	443,705
DENTSPLY SIRONA, Inc. (a)	584	14,769
Dexcom, Inc. *	310	21,495
Edwards Lifesciences Corp. *	1,019	71,289
Elevance Health, Inc.	1,012	563,573
Eli Lilly & Co.	21	20,160
Encompass Health Corp.	3,420	318,231
Exelixis, Inc. *	9,568	249,055
Fortrea Holdings, Inc. *	3,083	71,094
GE HealthCare Technologies, Inc.	5,195	440,640
Gilead Sciences, Inc.	3,156	249,324
HCA Healthcare, Inc.	464	183,554
Henry Schein, Inc. *	297	20,953
Hologic, Inc. *	727	59,061
Humana, Inc.	2,626	930,838
IDEXX Laboratories, Inc. *	262	126,108
Incyte Corp. *	799	52,462
Intuitive Surgical, Inc. *	222	109,364
IQVIA Holdings, Inc. *	433	108,921
Jazz Pharmaceuticals PLC *	997	115,632
Johnson & Johnson	560	92,882
Labcorp Holdings, Inc.	1,503	345,525
Masimo Corp. *	232	27,265
McKesson Corp.	3,351	1,880,179
Medpace Holdings, Inc. *	464	164,845
Medtronic PLC	1,244	110,194
Merck & Co., Inc.	473	56,027
Mettler-Toledo International, Inc.*	83	119,444
Molina Healthcare, Inc. *	1,818	635,918
Neurocrine Biosciences, Inc. *	1,701	216,129
Organon & Co.	3,992	89,221
Perrigo Co. PLC	2,470	71,877
Premier, Inc., Class A	1,539	31,349
QIAGEN NV *	1,218	55,675
Quest Diagnostics, Inc.	1,710	268,419

	Number of Shares	Value $
Regeneron Pharmaceuticals, Inc.*	350	414,641
Repligen Corp. *	126	19,017
ResMed, Inc.	532	130,351
Revvity, Inc.	243	29,777
Royalty Pharma PLC, Class A	2,885	83,752
Solventum Corp. *	8,661	555,257
STERIS PLC	589	142,008
Stryker Corp.	316	113,893
Teleflex, Inc.	187	45,847
Tenet Healthcare Corp. *	207	34,329
Thermo Fisher Scientific, Inc.	98	60,277
United Therapeutics Corp. *	1,891	687,473
UnitedHealth Group, Inc.	175	103,285
Universal Health Services, Inc., Class B	1,711	407,167
Veeva Systems, Inc., Class A *	618	133,760
Vertex Pharmaceuticals, Inc. *	532	263,813
Viatris, Inc.	28,028	338,578
Waters Corp. *	96	33,250
West Pharmaceutical Services, Inc.	704	220,795
Zimmer Biomet Holdings, Inc.	446	51,495
Zoetis, Inc.	512	93,947

(Cost $15,961,402)		19,168,957

Industrials — 18.6%
3M Co.	912	122,837
A O Smith Corp.	4,346	363,847
AAON, Inc.	1,918	183,188
Acuity Brands, Inc.	1,275	324,742
Advanced Drainage Systems, Inc.	598	93,742
AECOM	1,440	144,202
AGCO Corp.	507	46,157
Alaska Air Group, Inc. *	1,902	68,681
Allegion PLC	1,237	171,745
Allison Transmission Holdings, Inc.	5,489	509,105
American Airlines Group, Inc. *	663	7,041
AMETEK, Inc.	800	136,840
API Group Corp. *	1,477	52,507
Armstrong World Industries, Inc.	1,596	202,309
Automatic Data Processing, Inc.	614	169,409
Axon Enterprise, Inc. *	88	32,117
AZEK Co., Inc. *	1,633	69,615
Booz Allen Hamilton Holding Corp.	1,761	279,612
Broadridge Financial Solutions, Inc.	2,260	481,064
Builders FirstSource, Inc. *	912	158,688
BWX Technologies, Inc.	1,675	172,525
C.H. Robinson Worldwide, Inc.	382	39,541

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
CACI International, Inc., Class A*	1,036	505,692
Carlisle Cos., Inc.	899	380,996
Carrier Global Corp.	3,693	268,777
Caterpillar, Inc.	883	314,436
Cintas Corp.	288	231,875
Clarivate PLC *	1,995	13,686
Clean Harbors, Inc. *	778	191,310
CNH Industrial NV	2,887	29,852
Comfort Systems USA, Inc.	932	329,481
Copart, Inc. *	4,340	229,846
Core & Main, Inc., Class A *	10,377	498,407
Crane Co.	1,503	238,045
CSX Corp.	4,217	144,517
Cummins, Inc.	2,521	788,695
Curtiss-Wright Corp.	908	286,801
Dayforce, Inc. *	284	16,236
Deere & Co.	428	165,097
Delta Air Lines, Inc.	7,615	323,561
Donaldson Co., Inc.	3,428	249,318
Dover Corp.	1,208	224,724
Dun & Bradstreet Holdings, Inc.	1,405	16,860
Eaton Corp. PLC	499	153,158
EMCOR Group, Inc.	1,615	634,792
Emerson Electric Co.	197	20,762
Equifax, Inc.	297	91,218
Esab Corp.	1,184	124,284
Expeditors International of Washington, Inc.	1,650	203,626
Fastenal Co.	6,629	452,628
FedEx Corp.	1,267	378,542
Ferguson Enterprises, Inc.	5,037	1,036,161
Flowserve Corp.	2,912	145,251
Fortive Corp.	1,959	145,750
Fortune Brands Innovations, Inc.	1,249	99,183
FTI Consulting, Inc. *	359	81,963
Gates Industrial Corp. PLC *	5,204	94,505
GE Vernova, Inc. *	814	163,614
Generac Holdings, Inc. *	284	44,455
General Dynamics Corp.	1,264	378,391
General Electric Co.	944	164,841
Genpact Ltd.	1,478	57,982
Graco, Inc.	1,546	128,859
GXO Logistics, Inc. *	428	21,421
Hayward Holdings, Inc. *	488	7,242
HEICO Corp.	39	10,006
HEICO Corp., Class A	90	18,008
Hexcel Corp.	801	50,695
Honeywell International, Inc.	368	76,511
Howmet Aerospace, Inc.	1,680	162,389
Hubbell, Inc.	424	169,566

	Number of Shares	Value $
Huntington Ingalls Industries, Inc.	1,491	421,610
IDEX Corp.	645	133,180
Illinois Tool Works, Inc.	711	180,011
Ingersoll Rand, Inc.	2,748	251,305
ITT, Inc.	2,849	396,638
Jacobs Solutions, Inc.	2,820	425,482
JB Hunt Transport Services, Inc.	735	127,302
Johnson Controls International PLC	2,780	202,523
KBR, Inc.	758	52,575
Kirby Corp. *	1,521	182,398
Knight-Swift Transportation Holdings, Inc.	479	25,090
L3Harris Technologies, Inc.	440	104,135
Landstar System, Inc.	590	107,710
Leidos Holdings, Inc.	6,943	1,100,535
Lennox International, Inc.	579	341,720
Lincoln Electric Holdings, Inc.	1,315	254,597
Lockheed Martin Corp.	356	202,244
ManpowerGroup, Inc.	1,027	75,916
Masco Corp.	5,799	461,368
MasTec, Inc. *	702	79,417
MDU Resources Group, Inc.	5,674	145,765
Middleby Corp. *	153	21,515
MSA Safety, Inc.	227	41,457
MSC Industrial Direct Co., Inc., Class A	1,219	100,251
Nordson Corp.	305	78,251
Norfolk Southern Corp.	376	96,316
Northrop Grumman Corp.	256	133,942
nVent Electric PLC	1,617	109,891
Old Dominion Freight Line, Inc.	1,451	279,753
Oshkosh Corp.	2,992	322,867
Otis Worldwide Corp.	2,203	208,602
Owens Corning	3,273	552,253
PACCAR, Inc.	7,023	675,472
Parker-Hannifin Corp.	70	42,014
Parsons Corp. *	2,861	273,111
Paychex, Inc.	2,389	313,437
Paycom Software, Inc.	1,557	253,448
Paylocity Holding Corp. *	194	31,312
Pentair PLC	2,684	238,044
Quanta Services, Inc.	946	260,273
RBC Bearings, Inc. *	230	68,506
Regal Rexnord Corp.	215	36,079
Republic Services, Inc.	1,780	370,614
Robert Half, Inc.	2,215	138,814
Rockwell Automation, Inc.	826	224,697
Rollins, Inc.	5,256	263,746
RTX Corp.	958	118,160
Ryder System, Inc.	1,580	229,479

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Saia, Inc. *	329	123,648
Schneider National, Inc., Class B	577	15,642
Science Applications International Corp.	3,173	414,362
Sensata Technologies Holding PLC	555	21,395
Simpson Manufacturing Co., Inc.	1,732	317,060
SiteOne Landscape Supply, Inc.*	576	81,711
Snap-on, Inc.	1,699	482,074
Southwest Airlines Co.	9,527	275,521
SS&C Technologies Holdings, Inc.	2,322	174,359
Stanley Black & Decker, Inc.	460	47,086
Stericycle, Inc. *	663	39,289
Tetra Tech, Inc.	618	146,923
Textron, Inc.	3,513	320,386
Timken Co.	911	77,007
Toro Co.	677	62,690
Trane Technologies PLC	987	356,958
TransDigm Group, Inc.	27	37,077
TransUnion	562	54,407
Trex Co., Inc. *	1,285	81,906
Uber Technologies, Inc. *	219	16,015
U-Haul Holding Co. *	257	18,252
U-Haul Holding Co.	2,350	160,622
Union Pacific Corp.	337	86,302
United Airlines Holdings, Inc. *	162	7,134
United Parcel Service, Inc., Class B	738	94,870
United Rentals, Inc.	422	312,812
Valmont Industries, Inc.	132	37,720
Veralto Corp.	1,146	128,845
Verisk Analytics, Inc.	689	187,973
Vertiv Holdings Co., Class A	656	54,468
Vestis Corp.	7,667	107,875
W.W. Grainger, Inc.	491	483,596
Waste Management, Inc.	1,780	377,431
Watsco, Inc.	619	294,285
WESCO International, Inc.	244	40,353
Westinghouse Air Brake Technologies Corp.	1,552	263,173
WillScot Holdings Corp. *	724	27,903
Woodward, Inc.	697	116,155
XPO, Inc. *	198	22,695
Xylem, Inc.	49	6,739

(Cost $24,105,983)		31,122,073

Information Technology — 13.7%
Accenture PLC, Class A	362	123,786
Adobe, Inc. *	526	302,140
Advanced Micro Devices, Inc. *	124	18,421
Akamai Technologies, Inc. *	3,786	385,566

	Number of Shares	Value $
Amdocs Ltd.	3,439	299,090
Amkor Technology, Inc.	3,523	115,907
Amphenol Corp., Class A	8,144	549,313
Analog Devices, Inc.	1,261	296,133
ANSYS, Inc. *	243	78,105
Appfolio, Inc., Class A *	65	15,079
Apple, Inc.	805	184,345
Applied Materials, Inc.	1,954	385,446
AppLovin Corp., Class A *	192	17,831
Arista Networks, Inc. *	721	254,787
Arrow Electronics, Inc. *	485	65,514
Aspen Technology, Inc. *	353	82,651
Astera Labs, Inc. *	279	12,014
Atlassian Corp., Class A *	295	48,852
Autodesk, Inc. *	1,023	264,343
Avnet, Inc.	51	2,814
Bentley Systems, Inc., Class B	416	21,412
Broadcom, Inc.	410	66,756
Cadence Design Systems, Inc. *	1,229	330,515
CCC Intelligent Solutions Holdings, Inc. *	2,096	22,595
CDW Corp.	1,455	328,306
Ciena Corp. *	2,512	144,817
Cirrus Logic, Inc. *	2,909	423,812
Cisco Systems, Inc.	4,244	214,492
Cognex Corp.	228	9,207
Cognizant Technology Solutions Corp., Class A	12,372	962,170
Corning, Inc.	2,568	107,471
Crane NXT Co.	865	50,819
Crowdstrike Holdings, Inc., Class A*	173	47,969
Datadog, Inc., Class A *	143	16,625
Dell Technologies, Inc., Class C	2,230	257,654
DocuSign, Inc. *	500	29,605
Dolby Laboratories, Inc., Class A	2,337	166,768
DoubleVerify Holdings, Inc. *	1,156	22,773
Dropbox, Inc., Class A *	15,534	390,525
DXC Technology Co. *	1,772	36,627
Dynatrace, Inc. *	912	46,165
Entegris, Inc.	637	73,809
EPAM Systems, Inc. *	874	175,464
F5, Inc. *	3,430	696,804
Fair Isaac Corp. *	118	204,172
First Solar, Inc. *	143	32,514
Fortinet, Inc. *	8,050	617,515
Gartner, Inc. *	1,099	540,664
Gen Digital, Inc.	15,529	410,897
GLOBALFOUNDRIES, Inc. *	81	3,781
Globant SA *	287	58,043
GoDaddy, Inc., Class A *	6,094	1,020,197
Guidewire Software, Inc. *	627	93,279

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Hewlett Packard Enterprise Co.	21,259	411,787
HP, Inc.	8,175	295,771
HubSpot, Inc. *	62	30,942
Informatica, Inc., Class A *	519	12,928
Intel Corp.	1,142	25,170
International Business Machines Corp.	2,599	525,336
Intuit, Inc.	624	393,282
IPG Photonics Corp. *	420	28,715
Jabil, Inc.	7,352	803,427
Juniper Networks, Inc.	3,216	125,038
Keysight Technologies, Inc. *	2,127	327,813
KLA Corp.	773	633,419
Kyndryl Holdings, Inc. *	1,129	26,746
Lam Research Corp.	543	445,808
Lattice Semiconductor Corp. *	1,980	93,773
Littelfuse, Inc.	178	48,452
Lumentum Holdings, Inc. *	315	18,147
MACOM Technology Solutions Holdings, Inc. *	671	73,293
Manhattan Associates, Inc. *	1,147	303,301
Marvell Technology, Inc.	578	44,067
Microchip Technology, Inc.	2,499	205,318
Microsoft Corp.	774	322,866
MKS Instruments, Inc.	59	7,035
Monolithic Power Systems, Inc.	344	321,530
Motorola Solutions, Inc.	1,190	526,028
NetApp, Inc.	7,315	883,067
Nutanix, Inc., Class A *	282	17,820
NVIDIA Corp.	947	113,043
Okta, Inc. *	177	13,935
ON Semiconductor Corp. *	200	15,574
Onto Innovation, Inc. *	673	143,497
Oracle Corp.	66	9,325
Palo Alto Networks, Inc. *	530	192,242
Procore Technologies, Inc. *	822	48,720
PTC, Inc. *	504	90,261
Pure Storage, Inc., Class A *	1,747	89,604
Qorvo, Inc. *	2,140	248,005
QUALCOMM, Inc.	1,630	285,739
Roper Technologies, Inc.	368	204,023
Salesforce, Inc.	932	235,703
ServiceNow, Inc. *	336	287,280
Skyworks Solutions, Inc.	6,367	697,760
Smartsheet, Inc., Class A *	361	17,617
Snowflake, Inc., Class A *	80	9,138
Super Micro Computer, Inc. *	24	10,505
Synopsys, Inc. *	802	416,703
TD SYNNEX Corp.	2,637	320,185
Teledyne Technologies, Inc. *	222	96,082
Teradata Corp. *	2,470	69,753
Teradyne, Inc.	1,901	259,924

	Number of Shares	Value $
Texas Instruments, Inc.	799	171,258
Trimble, Inc. *	568	32,200
Tyler Technologies, Inc. *	342	201,052
Universal Display Corp.	656	127,080
VeriSign, Inc. *	415	76,318
Vontier Corp.	3,051	106,877
Workday, Inc., Class A *	863	227,133
Zebra Technologies Corp., Class A*	53	18,305
Zoom Video Communications, Inc., Class A *	298	20,586
Zscaler, Inc. *	100	19,998

(Cost $19,023,129)		22,952,663

Materials — 5.7%
Air Products and Chemicals, Inc.	641	178,743
Albemarle Corp.	187	16,877
Amcor PLC	14,509	165,983
AptarGroup, Inc.	1,560	238,976
Ashland, Inc.	483	43,228
ATI, Inc. *	420	26,830
Avery Dennison Corp.	1,218	270,213
Axalta Coating Systems Ltd. *	1,707	62,306
Ball Corp.	2,114	134,894
Berry Global Group, Inc.	1,066	73,405
Celanese Corp.	4,223	551,524
CF Industries Holdings, Inc.	3,197	265,639
Chemours Co.	697	13,550
Cleveland-Cliffs, Inc. *	1,347	17,592
Corteva, Inc.	1,733	99,301
CRH PLC	7,533	683,770
Crown Holdings, Inc.	1,337	120,878
Dow, Inc.	2,565	137,433
DuPont de Nemours, Inc.	2,294	193,269
Eagle Materials, Inc.	1,438	370,645
Eastman Chemical Co.	3,056	312,843
Ecolab, Inc.	847	214,443
Element Solutions, Inc.	3,350	89,579
FMC Corp.	163	10,527
Freeport-McMoRan, Inc.	1,533	67,881
Graphic Packaging Holding Co.	4,669	139,743
Huntsman Corp.	1,246	27,474
International Flavors & Fragrances, Inc.	864	89,847
International Paper Co.	9,817	475,339
Linde PLC	301	143,953
Louisiana-Pacific Corp.	193	18,731
LyondellBasell Industries NV, Class A	2,062	203,519
Martin Marietta Materials, Inc.	437	233,428
Mosaic Co.	662	18,913
NewMarket Corp.	418	239,836
Nucor Corp.	4,123	626,325

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $
Olin Corp.	1,405	61,356
Packaging Corp. of America	2,029	425,157
PPG Industries, Inc.	713	92,497
Reliance, Inc.	1,985	569,000
Royal Gold, Inc.	1,209	169,466
RPM International, Inc.	2,208	256,680
Scotts Miracle-Gro Co.	584	41,452
Sealed Air Corp.	550	19,223
Sherwin-Williams Co.	758	279,982
Silgan Holdings, Inc.	1,376	71,924
Sonoco Products Co.	1,564	88,475
Southern Copper Corp.	299	30,414
Steel Dynamics, Inc.	4,109	491,067
United States Steel Corp.	624	23,656
Vulcan Materials Co.	761	186,605
Westlake Corp.	588	85,519

(Cost $7,645,288)		9,469,910

Real Estate — 2.8%
Agree Realty Corp. REIT	259	18,910
Alexandria Real Estate Equities, Inc. REIT	229	27,381
American Homes 4 Rent, Class A REIT	1,814	72,143
American Tower Corp. REIT	123	27,559
AvalonBay Communities, Inc. REIT	737	166,363
Brixmor Property Group, Inc. REIT	2,079	56,944
BXP, Inc. REIT	568	42,725
Camden Property Trust REIT	675	84,510
CBRE Group, Inc., Class A *	3,086	355,322
CoStar Group, Inc. *	478	36,949
Cousins Properties, Inc. REIT	712	20,299
Crown Castle, Inc. REIT	651	72,925
CubeSmart REIT	3,722	192,911
Digital Realty Trust, Inc. REIT	787	119,317
EastGroup Properties, Inc. REIT	301	56,106
Equinix, Inc. REIT	44	36,712
Equity LifeStyle Properties, Inc. REIT	1,079	78,454
Equity Residential REIT	1,862	139,427
Essex Property Trust, Inc. REIT	430	129,770
Extra Space Storage, Inc. REIT	709	125,493
Federal Realty Investment Trust REIT	452	51,980
First Industrial Realty Trust, Inc. REIT	991	56,219
Gaming and Leisure Properties, Inc. REIT	891	46,350
Healthpeak Properties, Inc. REIT	1,667	37,141
Highwoods Properties, Inc. REIT	1,759	56,675
Host Hotels & Resorts, Inc. REIT	15,126	267,730
Invitation Homes, Inc. REIT	1,851	68,191

	Number of Shares	Value $
Iron Mountain, Inc. REIT	847	95,931
Jones Lang LaSalle, Inc. *	557	142,163
Kilroy Realty Corp. REIT	1,317	47,768
Kimco Realty Corp. REIT	2,237	52,033
Lamar Advertising Co., Class A REIT	2,266	285,017
Mid-America Apartment Communities, Inc. REIT	510	82,809
National Storage Affiliates Trust REIT	1,392	65,062
NNN REIT, Inc. REIT	2,026	95,202
Omega Healthcare Investors, Inc. REIT	418	16,528
Prologis, Inc. REIT	311	39,752
Public Storage REIT	988	339,595
Rayonier, Inc. REIT	1,021	31,457
Realty Income Corp. REIT	378	23,478
Regency Centers Corp. REIT	725	52,700
Rexford Industrial Realty, Inc. REIT	335	17,058
SBA Communications Corp. REIT	375	84,997
Simon Property Group, Inc. REIT	1,182	197,808
STAG Industrial, Inc. REIT	1,155	46,870
UDR, Inc. REIT	1,497	66,631
VICI Properties, Inc. REIT	5,296	177,310
Vornado Realty Trust REIT	662	22,753
Welltower, Inc. REIT	131	15,809
Weyerhaeuser Co. REIT	3,740	114,033
WP Carey, Inc. REIT	1,585	95,132

(Cost $3,841,421)		4,652,402

Utilities — 5.7%
AES Corp.	6,828	116,964
Alliant Energy Corp.	2,506	146,025
Ameren Corp.	1,742	143,732
American Electric Power Co., Inc.	3,801	381,164
American Water Works Co., Inc.	561	80,290
Atmos Energy Corp.	3,580	468,049
Avangrid, Inc.	421	15,026
Brookfield Renewable Corp., Class A	727	20,712
CenterPoint Energy, Inc.	9,711	265,110
Clearway Energy, Inc., Class C	605	17,521
CMS Energy Corp.	4,215	286,030
Consolidated Edison, Inc.	3,299	335,046
Constellation Energy Corp.	68	13,376
Dominion Energy, Inc.	5,020	280,618
DTE Energy Co.	1,548	193,531
Duke Energy Corp.	3,059	348,573
Edison International	4,096	356,475
Entergy Corp.	5,199	627,467
Essential Utilities, Inc.	2,295	89,482

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Evergy, Inc.	3,255	192,501
Eversource Energy	1,004	67,800
Exelon Corp.	6,149	234,215
FirstEnergy Corp.	4,939	216,921
IDACORP, Inc.	637	64,917
National Fuel Gas Co.	5,189	310,095
NextEra Energy, Inc.	1,529	123,100
NiSource, Inc.	9,298	307,392
NRG Energy, Inc.	6,081	516,946
OGE Energy Corp.	5,808	229,765
PG&E Corp.	3,966	78,130
Pinnacle West Capital Corp.	1,852	162,087
PPL Corp.	9,544	304,549
Public Service Enterprise Group, Inc.	7,838	632,919
Sempra	4,541	373,179
Southern Co.	3,001	259,286
UGI Corp.	896	22,319
Vistra Corp.	9,713	829,782
WEC Energy Group, Inc.	2,274	211,550
Xcel Energy, Inc.	4,376	267,942

(Cost $8,269,795)		9,590,586

TOTAL COMMON STOCKS

(Cost $135,848,767)		166,012,653

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 ETF	650	200,889
Vanguard S&P 500 ETF	293	151,786

(Cost $289,378)		352,675

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

(Cost $285,484)	285,484	285,484

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

(Cost $911,119)	911,119	911,119

TOTAL INVESTMENTS — 100.0%

(Cost $137,334,748)		167,561,931

Other assets and liabilities, net — (0.0)%		(46,740)

NET ASSETS — 100.0%		167,515,191

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

				Net Change
				in Unrealized
			Net Realized	Appreciation		Capital Gain	Number of
Value ($) at	Purchases Cost	Sales	Gain/(Loss)	(Depreciation)		Distributions	Shares at	Value ($) at
8/31/2023	($)	Proceeds ($)	($)	($)	Income ($)	($)	8/31/2024	8/31/2024
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)
—	285,484 (d)	—	—	—	3,531	—	285,484	285,484

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)
139,790	4,143,154	(3,371,825)	—	—	21,158	—	911,119	911,119

139,790	4,428,638	(3,371,825)	—	—	24,689	—	1,196,603	1,196,603

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $279,675, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

REIT:    Real Estate Investment Trust

See Notes to Financial Statements.

DBX ETF Trust | 49

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2024

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-Mini S&P 500 Futures	USD	5	138,252	141,525	9/20/2024	3,273

Micro E-mini S&P MidCap 400 Index Futures	USD	11	323,110	340,791	9/20/2024	17,681

S&P 500 E-Mini Futures	USD	2	554,762	566,100	9/20/2024	11,338

Total unrealized appreciation						32,292

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$166,012,653	$—	$—	$166,012,653

Exchange-Traded Funds	352,675	—	—	352,675

Short-Term Investments (a)	1,196,603	—	—	1,196,603

Derivatives (b)

Futures Contracts	32,292	—	—	32,292

TOTAL	$167,594,223	$—	$—	$167,594,223

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

50 | DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2024

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF

Assets
Investment in non-affiliated securities at value	$55,382,605	$599,451,245	$68,001,598	$166,365,328
Investment in affiliated securities at value	11,494	299,132	—	—
Investment in DWS Government Money Market Series	59,667	1,730,588	177,441	911,119
Investment in DWS Government & Agency Securities Portfolio*	302,690	213,692	34,277	285,484
Foreign currency at value	173,098	588,622	—	—
Deposit with broker for futures contracts	15,648	153,263	13,662	59,125
Receivables:
Investment securities sold	—	1,285,907	—	—
Variation margin on futures contracts	2,021	21,399	2,295	8,696
Dividends	117,979	818,033	101,608	189,791
Interest	192	6,881	599	4,155
Affiliated securities lending income	14	14	1	192
Foreign tax reclaim	58,785	228,180	—	—
Total assets	$56,124,193	$604,796,956	$68,331,481	$167,823,890

Liabilities
Payable upon return of securities loaned	$302,690	$213,692	$34,277	$285,484
Payables:
Investment securities purchased	—	1,446,595	—	—
Investment advisory fees	10,863	44,409	10,869	23,215
Total liabilities	313,553	1,704,696	45,146	308,699
Net Assets, at value	$55,810,640	$603,092,260	$68,286,335	$167,515,191

Net Assets Consist of
Paid-in capital	$71,734,386	$462,790,150	$65,038,029	$175,899,256
Distributable earnings (loss)	(15,923,746)	140,302,110	3,248,306	(8,384,065)
Net Assets, at value	$55,810,640	$603,092,260	$68,286,335	$167,515,191
Number of Common Shares outstanding	1,800,001	6,070,001	1,325,001	3,100,001
Net Asset Value	$31.01	$99.36	$51.54	$54.04

Investment in non-affiliated securities at cost	$47,977,045	$450,998,871	$61,146,751	$136,138,145
Investment in affiliated securities at cost	$9,532	$212,783	$—	$—
Value of securities loaned	$286,098	$206,786	$33,591	$279,675
Investment in DWS Government Money Market Series at cost	$59,667	$1,730,588	$177,441	$911,119
Investment in DWS Government & Agency Securities Portfolio at cost*	$302,690	$213,692	$34,277	$285,484
Foreign currency at cost	$170,004	$572,676	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 51

Statements of Operations

For the Year Ended August 31, 2024

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF

Investment Income
Unaffiliated dividend income*	$1,753,074	$9,716,209	$1,000,966	$2,366,997
Affiliated dividend income	1,078	9,086	—	—
Income distributions from affiliated funds	4,471	69,271	3,907	21,158
Affiliated securities lending income	636	9,699	32	3,531
Payments by affiliates (see note 6)	515	2,502	—	500
Total investment income	1,759,774	9,806,767	1,004,905	2,392,186

Expenses
Investment advisory fees	194,179	493,562	114,623	249,279
Other expenses	58	58	58	58
Total expenses	194,237	493,620	114,681	249,337
Less fees waived (see note 3):
Waiver	(59,002)	(1,517)	(88)	(459)
Net expenses	135,235	492,103	114,593	248,878
Net investment income (loss)	1,624,539	9,314,664	890,312	2,143,308

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,882,217)	(2,854,822)	(546,242)	(2,509,775)
In-kind redemptions	4,431,532	9,820,050	9,751,747	15,929,279
In-kind redemptions in affiliates	8,047	5,602	—	—
Futures contracts	48,894	457,459	8,770	56,402
Foreign currency transactions	(9,937)	2,879	21	33
Net realized gain (loss)	2,596,319	7,431,168	9,214,296	13,475,939
Net change in unrealized appreciation (depreciation) on:

Investments	4,640,911	107,796,057	4,073,904	14,154,382
Investments in affiliates	1,505	97,484	—	—
Futures contracts	15,395	57,825	3,245	25,906
Foreign currency translations	9,622	(8,261)	—	—
Net change in unrealized appreciation (depreciation)	4,667,433	107,943,105	4,077,149	14,180,288
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	7,263,752	115,374,273	13,291,445	27,656,227
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,888,291	$124,688,937	$14,181,757	$29,799,535

* Unaffiliated foreign tax withheld	$198,176	$799,753	$57	$1,123

See Notes to Financial Statements.

52 | DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Multifactor ETF		Xtrackers MSCI Kokusai Equity ETF
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,624,539	$2,211,616	$9,314,664	$10,516,535
Net realized gain (loss)	2,596,319	(5,384,510)	7,431,168	7,420,412
Net change in net unrealized appreciation (depreciation)	4,667,433	9,700,089	107,943,105	60,585,767
Net increase (decrease) in net assets resulting from operations	8,888,291	6,527,195	124,688,937	78,522,714
Distributions to Shareholders	(2,338,899)	(2,130,476)	(9,549,067)	(10,244,127)

Fund Shares Transactions
Proceeds from shares sold	8,495,255	6,891,035	—	—
Value of shares redeemed	(19,549,122)	(16,975,746)	(31,753,923)	(50,947,243)
Net increase (decrease) in net assets resulting from fund share transactions	(11,053,867)	(10,084,711)	(31,753,923)	(50,947,243)
Total net increase (decrease) in Net Assets	(4,504,475)	(5,687,992)	83,385,947	17,331,344

Net Assets
Beginning of year	60,315,115	66,003,107	519,706,313	502,374,969
End of year	$55,810,640	$60,315,115	$603,092,260	$519,706,313

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,200,001	2,600,001	6,430,001	7,070,001
Shares sold	300,000	250,000	—	—
Shares redeemed	(700,000)	(650,000)	(360,000)	(640,000)
Shares outstanding, end of year	1,800,001	2,200,001	6,070,001	6,430,001

See Notes to Financial Statements.

DBX ETF Trust | 53

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF		Xtrackers Russell US Multifactor ETF
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$890,312	$259,221	$2,143,308	$2,526,303
Net realized gain (loss)	9,214,296	594,889	13,475,939	3,947,253
Net change in net unrealized appreciation (depreciation)	4,077,149	2,517,678	14,180,288	5,908,420
Net increase (decrease) in net assets resulting from operations	14,181,757	3,371,788	29,799,535	12,381,976
Distributions to Shareholders	(781,915)	(210,231)	(2,057,931)	(2,664,258)

Fund Shares Transactions
Proceeds from shares sold	62,157,154	18,421,557	48,689,872	28,235,429
Value of shares redeemed	(36,312,345)	(3,689,886)	(43,881,576)	(48,688,101)
Net increase (decrease) in net assets resulting from fund share transactions	25,844,809	14,731,671	4,808,296	(20,452,672)
Total net increase (decrease) in Net Assets	39,244,651	17,893,228	32,549,900	(10,734,954)

Net Assets
Beginning of year	29,041,684	11,148,456	134,965,291	145,700,245
End of year	$68,286,335	$29,041,684	$167,515,191	$134,965,291

Changes in Shares Outstanding
Shares outstanding, beginning of year	675,001	300,001	3,000,001	3,500,001
Shares sold	1,400,000	475,000	1,000,000	700,000
Shares redeemed	(750,000)	(100,000)	(900,000)	(1,200,000)
Shares outstanding, end of year	1,325,001	675,001	3,100,001	3,000,001

See Notes to Financial Statements.

54 | DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Multifactor ETF

	Years Ended August 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$27.42	$25.39	$32.88	$27.84	$26.80

Income (loss) from investment operations:
Net investment income (loss)(a)	0.81	0.90	1.01	0.84	0.62
Net realized and unrealized gain (loss)	3.89	1.98	(7.37)	5.35	1.32
Total from investment operations	4.70	2.88	(6.36)	6.19	1.94
Less distributions from:
Net investment income	(1.11)	(0.85)	(1.13)	(1.15)	(0.90)
Total from distributions	(1.11)	(0.85)	(1.13)	(1.15)	(0.90)
Net Asset Value, end of year	$31.01	$27.42	$25.39	$32.88	$27.84
Total Return (%)(b)	17.65	11.59	(19.75)	22.69	7.49

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	56	60	66	71	72
Ratio of expenses before fee waiver (%)	0.34	0.35	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.24	0.24	0.24	0.24	0.24
Ratio of net investment income (loss) (%)	2.88	3.44	3.45	2.75	2.37
Portfolio turnover rate (%)(c)	51	52	56	53	43

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 55

Financial Highlights (Continued)

Xtrackers MSCI Kokusai Equity ETF

	Years Ended August 31,				Period Ended 8/31/2020(a)
	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$80.83	$71.06	$84.95	$65.83	$ 50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.49	1.50	1.53	1.28	0.49
Net realized and unrealized gain (loss)	18.56	9.72	(13.73)	18.91	15.34
Total from investment operations	20.05	11.22	(12.20)	20.19	15.83
Less distributions from:
Net investment income	(1.52)	(1.45)	(1.69)	(1.06)	—
Net realized gains	—	—	—	(0.01)	—
Total from distributions	(1.52)	(1.45)	(1.69)	(1.07)	—
Net Asset Value, end of period	$99.36	$80.83	$71.06	$84.95	$ 65.83
Total Return (%)(c)	25.07	16.02	(14.55)	30.87	31.66	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	603	520	502	803	132
Ratio of expenses before fee waiver (%)	0.09	0.09	0.09	0.09	0.09	*
Ratio of expenses after fee waiver (%)	0.09	0.09	0.09	0.09	0.09	*
Ratio of net investment income (loss) (%)	1.70	2.02	1.93	1.73	2.08	*
Portfolio turnover rate (%)(d)	3	2	4	6	7	**

(a)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

56 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

	Years Ended August 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$43.02	$37.16	$41.83	$31.43	$27.08

Income (loss) from investment operations:
Net investment income (loss)(a)	0.68	0.61	0.53	0.52	0.52
Net realized and unrealized gain (loss)	8.48	5.85	(4.60)	10.44	4.42
Total from investment operations	9.16	6.46	(4.07)	10.96	4.94
Less distributions from:
Net investment income	(0.64)	(0.60)	(0.60)	(0.56)	(0.59)
Total from distributions	(0.64)	(0.60)	(0.60)	(0.56)	(0.59)
Net Asset Value, end of year	$51.54	$43.02	$37.16	$41.83	$31.43
Total Return (%)(b)	21.45	17.63	(9.84)	35.25	18.72

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	68	29	11	40	101
Ratio of expenses before fee waiver (%)	0.19	0.19	0.19	0.19	0.19
Ratio of expenses after fee waiver (%)	0.19	0.19	0.19	0.19	0.19
Ratio of net investment income (loss) (%)	1.47	1.55	1.29	1.51	1.85
Portfolio turnover rate (%)(c)	22	34	14	13	22

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 57

Financial Highlights (Continued)

Xtrackers Russell US Multifactor ETF

	Years Ended August 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$44.99	$41.63	$46.33	$34.84	$33.88

Income (loss) from investment operations:
Net investment income (loss)(a)	0.71	0.77	0.72	0.56	0.62
Net realized and unrealized gain (loss)	9.00	3.38	(4.76)	11.47	0.96
Total from investment operations	9.71	4.15	(4.04)	12.03	1.58
Less distributions from:
Net investment income	(0.66)	(0.79)	(0.66)	(0.54)	(0.62)
Total from distributions	(0.66)	(0.79)	(0.66)	(0.54)	(0.62)
Net Asset Value, end of year	$54.04	$44.99	$41.63	$46.33	$34.84
Total Return (%)(b)	21.78	10.12	(8.80)	34.85	4.93

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	168	135	146	206	150
Ratio of expenses before fee waiver (%)	0.17	0.17	0.17	0.17	0.17
Ratio of expenses after fee waiver (%)	0.17	0.17	0.17	0.17	0.17
Ratio of net investment income (loss) (%)	1.46	1.80	1.60	1.40	1.85
Portfolio turnover rate (%)(c)	41	44	38	39	47

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

58 | DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2024, the Trust consists of thirty-nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Multifactor ETF

Xtrackers MSCI Kokusai Equity ETF

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Xtrackers Russell US Multifactor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA

(“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI Kokusai Equity ETF which lots consist of 10,000 shares and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF which lots consist of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Multifactor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell US Multifactor ETF	Russell 1000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The index is reviewed quarterly in February, May, August and November, with the objective of reflecting change in the underlying equity markets in a timely manner, while limiting undue index turnover. During the May and November semi-annual index reviews, the index is rebalanced and the large and mid capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

DBX ETF Trust | 59

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Each Fund is diversified. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

60 | DBX ETF Trust

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2024, the Funds did not incur any interest or penalties.

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As of August 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers FTSE Developed ex US Multifactor ETF	$875,475	$(23,195,529)	$6,396,308	$(15,923,746)
Xtrackers MSCI Kokusai Equity ETF	2,226,025	(9,753,062)	147,829,147	140,302,110
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	199,081	(3,382,286)	6,431,511	3,248,306
Xtrackers Russell US Multifactor ETF	487,798	(37,491,218)	28,619,355	(8,384,065)

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

The tax character of dividends and distributions declared for the years ended August 31, 2024 and August 31, 2023 were as follows:

Year Ended August 31, 2024
Ordinary Income*
Xtrackers FTSE Developed ex US Multifactor ETF	$ 2,338,899
Xtrackers MSCI Kokusai Equity ETF	9,549,067
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	781,915
Xtrackers Russell US Multifactor ETF	2,057,931

Year Ended August 31, 2023
Ordinary Income*
Xtrackers FTSE Developed ex US Multifactor ETF	$ 2,130,476
Xtrackers MSCI Kokusai Equity ETF	10,244,127
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	210,231
Xtrackers Russell US Multifactor ETF	2,664,258

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$11,807,001	$11,388,528	$23,195,529
Xtrackers MSCI Kokusai Equity ETF	2,020,274	7,731,703	9,751,977
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	44,561	3,337,725	3,382,286
Xtrackers Russell US Multifactor ETF	23,764,175	13,726,606	37,490,781

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended August 31, 2024, the Funds had no post-October capital losses.

For the fiscal year ended August 31, 2024, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers FTSE Developed ex US Multifactor ETF	$(4,024,742)	$4,024,742
Xtrackers MSCI Kokusai Equity ETF	(9,804,928)	9,804,928
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(9,506,197)	9,506,197
Xtrackers Russell US Multifactor ETF	(15,775,471)	15,775,471

As of August 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

62 | DBX ETF Trust

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$49,366,581	$6,389,690	$8,347,129	$(1,957,439)
Xtrackers MSCI Kokusai Equity ETF	453,889,065	147,813,253	177,876,201	(30,062,948)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	61,781,805	6,431,511	7,715,677	(1,284,166)
Xtrackers Russell US Multifactor ETF	138,942,576	28,619,355	30,939,451	(2,320,096)
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for the Funds. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2024, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of August 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2024
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers FTSE Developed ex US Multifactor ETF
Common Stocks	$302,690	$—	$—	$—	$302,690
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$302,690
Xtrackers MSCI Kokusai Equity ETF

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Common Stocks	$213,692	$—	$—	$—	$213,692
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$213,692
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Common Stocks	$34,277	$—	$—	$—	$34,277
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$34,277
Xtrackers Russell US Multifactor ETF
Common Stocks	$285,484	$—	$—	$—	$285,484
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$285,484

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2024, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2024 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Multifactor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$12,334	Unrealized depreciation on futures contracts*	$185
	Total	$12,334	Total	$185

Xtrackers MSCI Kokusai Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$83,821	Unrealized depreciation on futures contracts*	$—
	Total	$83,821	Total	$—

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Equity contracts	Unrealized appreciation on futures contracts*	$3,245	Unrealized depreciation on futures contracts*	$—
	Total	$3,245	Total	$—

Xtrackers Russell US Multifactor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$32,292	Unrealized depreciation on futures contracts*	$—
	Total	$32,292	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$48,894
Xtrackers MSCI Kokusai Equity ETF	457,459
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	8,770
Xtrackers Russell US Multifactor ETF	56,402

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$15,395
Xtrackers MSCI Kokusai Equity ETF	57,825
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	3,245
Xtrackers Russell US Multifactor ETF	25,906

For the year ended August 31, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Multifactor ETF	$371,580
Xtrackers MSCI Kokusai Equity ETF	2,602,403
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	65,977
Xtrackers Russell US Multifactor ETF	445,165

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

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3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets (through August 12, 2024 for the Xtrackers FTSE Developed ex US Multifactor ETF), computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.35%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

Effective August 13, 2024, for its investment advisory services to the Fund below, the Advisor was entitled to receive a unitary advisory fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.24%

The Advisor for Xtrackers FTSE Developed ex US Multifactor ETF had contractually agreed, until August 12, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.24% of the Fund’s average daily net assets. For the year ended August 31, 2024, the Advisor waived $58,901 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Multifactor ETF	$101
Xtrackers MSCI Kokusai Equity ETF	1,517
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	88
Xtrackers Russell US Multifactor ETF	459

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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Affiliated Securities Lending Agent Fees. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the year ended August 31, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers FTSE Developed ex US Multifactor ETF	$26
Xtrackers MSCI Kokusai Equity ETF	685
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	2
Xtrackers Russell US Multifactor ETF	272

4. Investment Portfolio Transactions

For the year ended August 31, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$31,851,546	$28,649,140
Xtrackers MSCI Kokusai Equity ETF	14,341,679	13,953,389
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	13,276,672	13,485,407
Xtrackers Russell US Multifactor ETF	60,442,859	61,029,489

For the year ended August 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$4,242,860	$19,130,915
Xtrackers MSCI Kokusai Equity ETF	—	31,711,812
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	62,125,156	36,179,686
Xtrackers Russell US Multifactor ETF	48,689,995	43,892,587

5. Fund Share Transactions

As of August 31, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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6. Payments by Affiliates

During the year ended August 31, 2024, the Advisor and the securities lending agent, Deutsche Bank AG, agreed to reimburse the Funds and amounts below for securities lending income in connection to an operational delay with the lending agent transition (see Securities Lending note 2.)

The amounts reimbursed were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$343
Xtrackers MSCI Kokusai Equity ETF	1,668
Xtrackers Russell US Multifactor ETF	333

Deutsche Bank AG	Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$172
Xtrackers MSCI Kokusai Equity ETF	834
Xtrackers Russell US Multifactor ETF	167

68 | DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting DBX ETF Trust) at August 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers FTSE Developed ex US Multifactor ETF Xtrackers Russell US Multifactor ETF Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Xtrackers MSCI Kokusai Equity ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the four years in the period ended August 31, 2024 and the period from April 8, 2020 (commencement of operations) through August 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were

DBX ETF Trust | 69

Report of Independent Registered Public Accounting Firm (Continued)

not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 24, 2024

70 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14-15, 2024 (the “February Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF (each a “Fund,” and collectively, the “Funds”). In addition, after discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024 (the “May Meeting”), the Trustees unanimously approved the continuance of the Investment Advisory Agreements for each Fund for a new annual period ending on May 31, 2025. The Independent Trustees were advised throughout the review and Meetings by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the February Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the February Meeting and May Meeting including confirmation at the May Meeting from the Advisor that there had been no material changes to the information presented to the Board in connection with the approval of the Investment Advisory Agreement at the February Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services

DBX ETF Trust | 71

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge, but the following Funds had advisory fees and/or total expenses (after waivers/reimbursements) that were above the average and/or median of their respective Peer Groups:

-	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
-	Xtrackers Russell US Multifactor ETF

The Board considered, however, the following additional factors in connection with those Funds:

-

The advisory fees and total expenses for each of Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF were almost equivalent to the average of its respective Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

72 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust | 73

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2024.

	Qualified Dividend Income*	Dividends Received Reduction*
Xtrackers FTSE Developed ex US Multifactor ETF	79%	—%
Xtrackers MSCI Kokusai Equity ETF	100%	52%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	100%	100%
Xtrackers Russell US Multifactor ETF	100%	97%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers FTSE Developed ex US Multifactor ETF	$1,951,671	$194,746

74 | DBX ETF Trust

August 31, 2024

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

Table of Contents

Page

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF	2

Xtrackers Low Beta High Yield Bond ETF	15

Xtrackers Risk Managed USD High Yield Strategy ETF	25

Xtrackers Short Duration High Yield Bond ETF	27

Xtrackers USD High Yield BB-B ex Financials ETF	41

Xtrackers USD High Yield Corporate Bond ETF	66

Statements of Assets and Liabilities	86

Statements of Operations	88

Statements of Changes in Net Assets	90

Financial Highlights	93

Notes to Financial Statements	99

Report of Independent Registered Public Accounting Firm	109

Board Considerations in Approval of Investment Advisory Contracts	111

Tax Information	114

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

August 31, 2024

	Principal Amount $	Value $

CORPORATE BONDS — 97.5%
Basic Materials — 5.0%
Chemicals — 2.1%
ASP Unifrax Holdings, Inc.
144A,5.25%, 9/30/28	21,000	10,889
144A,7.50%, 9/30/29	10,000	5,015
Chemours Co.
5.375%, 5/15/27	13,000	12,643
144A,5.75%, 11/15/28	19,000	17,826
144A,4.625%, 11/15/29	18,000	15,853
Consolidated Energy Finance SA
144A,5.625%, 10/15/28	8,000	6,497
144A,12.00%, 2/15/31	17,000	16,753
INEOS Finance PLC
144A,6.75%, 5/15/28	15,000	15,123
144A,7.50%, 4/15/29	14,000	14,507
INEOS Quattro Finance 2 PLC,144A,9.625%, 3/15/29	7,000	7,559
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	29,000	28,657
144A,8.50%, 11/15/28	10,000	10,674
144A,4.25%, 5/15/29	13,000	11,872
144A,9.00%, 2/15/30	16,000	17,206
SCIH Salt Holdings, Inc.,144A,6.625%, 5/1/29	19,000	18,201
Tronox, Inc.,144A,4.625%, 3/15/29	27,000	24,632
WR Grace Holdings LLC,144A,5.625%, 8/15/29	27,000	25,060

(Cost $278,824)		258,967
Forest Products & Paper — 0.1%
Mercer International, Inc.,5.125%, 2/1/29

(Cost $22,799)	24,000	19,644

Iron/Steel — 1.2%
ATI, Inc.,7.25%, 8/15/30	10,000	10,655
Cleveland-Cliffs, Inc.
144A,6.75%, 4/15/30	20,000	20,302
144A,7.00%, 3/15/32 (a)	33,000	33,182
Mineral Resources Ltd.
144A,8.125%, 5/1/27	18,000	18,169
144A,8.00%, 11/1/27	18,000	18,303
144A,9.25%, 10/1/28	30,000	31,731
144A,8.50%, 5/1/30	16,000	16,652

(Cost $146,131)		148,994

Mining — 1.6%
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30	8,000	8,611

	Principal Amount $	Value $

144A,11.50%, 10/1/31	21,000	23,777
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27	39,000	38,715
144A,9.375%, 3/1/29	38,000	40,480
144A,8.625%, 6/1/31	31,000	31,026
Hudbay Minerals, Inc.,144A,6.125%, 4/1/29	15,000	15,154
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	15,000	14,261
144A,4.50%, 6/1/31	14,000	12,595
Vedanta Resources Finance II PLC,144A,9.25%, 4/23/26	15,000	14,892

(Cost $196,276)		199,511

Communications — 26.3%
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	32,000	31,287
144A,7.75%, 4/15/28	25,000	21,814
144A,9.00%, 9/15/28 (a)	25,000	26,597
144A,7.50%, 6/1/29	27,000	22,787
144A,7.875%, 4/1/30	17,000	17,776
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,4.25%, 1/15/29	17,000	16,061
144A,4.625%, 3/15/30	13,000	12,199
Stagwell Global LLC,144A,5.625%, 8/15/29	28,000	26,568

(Cost $176,439)		175,089

Internet — 1.0%
Cogent Communications Group LLC,144A,7.00%, 6/15/27	10,000	10,131
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	11,000	10,937
Rakuten Group, Inc.
144A,11.25%, 2/15/27	45,000	48,921
144A,9.75%, 4/15/29	50,000	53,931

(Cost $118,304)		123,920

Media — 14.8%
AMC Networks, Inc.
144A,10.25%, 1/15/29	18,000	18,106
4.25%, 2/15/29 (a)	26,000	18,465
Cable One, Inc.,144A,4.00%, 11/15/30	15,000	11,526
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.125%, 5/1/27	55,000	53,948
144A,5.00%, 2/1/28	66,000	63,649
144A,5.375%, 6/1/29	30,000	28,485
144A,6.375%, 9/1/29	20,000	19,771
144A,4.75%, 3/1/30	50,000	45,622

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,4.50%, 8/15/30	55,000	49,101
144A,4.25%, 2/1/31	52,000	45,164
144A,7.375%, 3/1/31 (a)	20,000	20,370
144A,4.75%, 2/1/32	17,000	14,828
4.50%, 5/1/32	48,000	41,031
144A,4.50%, 6/1/33	28,000	23,433
144A,4.25%, 1/15/34	35,000	28,255
CSC Holdings LLC
144A,5.50%, 4/15/27	33,000	27,051
144A,5.375%, 2/1/28	22,000	16,939
144A,7.50%, 4/1/28	25,000	12,935
144A,11.25%, 5/15/28	18,000	16,014
144A,11.75%, 1/31/29	49,000	43,298
144A,6.50%, 2/1/29	43,000	32,499
144A,5.75%, 1/15/30	58,000	23,216
144A,4.125%, 12/1/30	31,000	20,475
144A,4.625%, 12/1/30	59,000	23,127
144A,3.375%, 2/15/31	27,000	17,463
144A,4.50%, 11/15/31	36,000	23,978
144A,5.00%, 11/15/31	14,000	5,284
Directv Financing LLC,144A,8.875%, 2/1/30	20,000	20,311
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,5.875%, 8/15/27	85,000	82,388
DISH DBS Corp.
7.75%, 7/1/26	46,000	30,994
144A,5.25%, 12/1/26	66,000	56,661
7.375%, 7/1/28	23,000	11,860
144A,5.75%, 12/1/28	64,000	49,362
5.125%, 6/1/29	36,000	16,429
DISH Network Corp.,144A,11.75%, 11/15/27	89,000	90,570
Gray Escrow II, Inc.,144A,5.375%, 11/15/31	31,000	17,783
Gray Television, Inc.
144A,7.00%, 5/15/27 (a)	20,000	19,309
144A,10.50%, 7/15/29	30,000	30,819
144A,4.75%, 10/15/30	20,000	11,408
iHeartCommunications, Inc.
6.375%, 5/1/26 (a)	22,000	18,499
8.375%, 5/1/27	23,000	10,495
144A,5.25%, 8/15/27	19,000	11,904
144A,4.75%, 1/15/28 (a)	11,000	6,322
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	30,000	27,459
144A,5.125%, 7/15/29 (a)	20,000	16,173
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	23,000	22,566
144A,8.00%, 8/1/29	16,000	15,949

	Principal Amount $	Value $

144A,7.375%, 9/1/31	10,000	10,335
Nexstar Media, Inc.
144A,5.625%, 7/15/27	43,000	42,057
144A,4.75%, 11/1/28 (a)	22,000	20,579
Radiate Holdco LLC / Radiate Finance, Inc.
144A,4.50%, 9/15/26	18,000	14,281
144A,6.50%, 9/15/28	26,000	14,013
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30 (a)	10,000	5,984
144A,4.125%, 12/1/30 (a)	19,000	13,425
Sirius XM Radio, Inc.
144A,5.50%, 7/1/29	33,000	32,147
144A,4.125%, 7/1/30	40,000	35,942
144A,3.875%, 9/1/31	36,000	30,926
Sunrise FinCo I BV,144A,4.875%, 7/15/31	30,000	27,947
TEGNA, Inc.
4.625%, 3/15/28	26,000	24,535
5.00%, 9/15/29	30,000	27,887
Univision Communications, Inc.
144A,6.625%, 6/1/27	34,000	33,684
144A,8.00%, 8/15/28	40,000	40,502
144A,4.50%, 5/1/29	30,000	26,361
144A,7.375%, 6/30/30	21,000	20,171
144A,8.50%, 7/31/31	10,000	9,987
Virgin Media Finance PLC,144A,5.00%, 7/15/30	23,000	19,958
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	36,000	34,152
144A,4.50%, 8/15/30	23,000	20,331
VTR Finance NV,144A,6.375%, 7/15/28	13,000	11,968
Ziggo Bond Co. BV,144A,5.125%, 2/28/30 (a)	13,000	11,748
Ziggo BV,144A,4.875%, 1/15/30	27,000	25,207

(Cost $2,077,520)		1,865,421

Telecommunications — 9.1%
Altice Financing SA
144A,5.00%, 1/15/28	32,000	25,742
144A,5.75%, 8/15/29	50,000	38,573
Altice France Holding SA
144A,10.50%, 5/15/27	40,000	15,869
144A,6.00%, 2/15/28	27,000	8,863
Altice France SA
144A,8.125%, 2/1/27	44,000	35,438
144A,5.50%, 1/15/28	29,000	20,673
144A,5.125%, 1/15/29	13,000	9,042
144A,5.125%, 7/15/29	63,000	44,032
144A,5.50%, 10/15/29	45,000	31,276

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

C&W Senior Finance Ltd.,144A,6.875%, 9/15/27	33,000	32,523
CommScope LLC
144A,6.00%, 3/1/26	38,000	36,623
144A,8.25%, 3/1/27	22,000	18,407
144A,7.125%, 7/1/28	17,000	12,542
144A,4.75%, 9/1/29	27,000	21,803
CommScope Technologies LLC,144A,5.00%, 3/15/27	19,000	14,566
Connect Finco SARL / Connect US Finco LLC,144A,6.75%, 10/1/26	40,000	39,714
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	11,000	9,654
144A,6.50%, 10/1/28	15,000	13,766
CT Trust,144A,5.125%, 2/3/32	18,000	16,191
Frontier Communications Holdings LLC
144A,6.75%, 5/1/29 (a)	25,000	24,137
5.875%, 11/1/29 (a)	20,000	18,421
144A,6.00%, 1/15/30 (a)	25,000	23,085
144A,8.75%, 5/15/30	30,000	31,631
144A,8.625%, 3/15/31	15,000	15,887
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)	23,000	19,252
6.625%, 8/1/26 (a)	19,000	10,265
Iliad Holding SASU
144A,7.00%, 10/15/28	23,000	23,363
144A,8.50%, 4/15/31	21,000	22,276
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30	70,000	67,389
Level 3 Financing, Inc.
144A,4.25%, 7/1/28	22,000	15,567
144A,10.50%, 4/15/29	18,000	19,385
144A,4.875%, 6/15/29	15,000	11,738
144A,11.00%, 11/15/29	40,000	43,902
144A,4.50%, 4/1/30	15,000	11,070
144A,10.50%, 5/15/30	26,000	27,988
144A,3.875%, 10/15/30	2,000	1,371
144A,10.75%, 12/15/30	17,000	18,394
144A,4.00%, 4/15/31	15,000	10,125
Lumen Technologies, Inc.
144A,4.50%, 1/15/29	12,000	6,819
144A,4.125%, 4/15/30 (a)	15,000	11,268
Millicom International Cellular SA
144A,6.25%, 3/25/29	9,000	8,911
144A,4.50%, 4/27/31 (a)	22,000	19,625
144A,7.375%, 4/2/32	12,000	12,165

	Principal Amount $	Value $

Optics Bidco SpA
144A,Series 2036, 7.20%, 7/18/36	12,000	12,664
144A,Series 2038, 7.721%, 6/4/38	14,000	15,195
Sable International Finance Ltd.,144A,5.75%, 9/7/27	12,000	11,883
VEON Holdings BV,144A,3.375%, 11/25/27	30,000	25,200
Viasat, Inc.
144A,5.625%, 9/15/25	18,000	17,839
144A,5.625%, 4/15/27	16,000	15,200
144A,6.50%, 7/15/28 (a)	10,000	8,354
144A,7.50%, 5/30/31 (a)	17,000	13,024
Windstream Escrow LLC / Windstream Escrow Finance Corp.,144A,7.75%, 8/15/28	37,000	36,156
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27 (a)	34,000	29,715
144A,6.125%, 3/1/28	28,000	21,675
Zegona Finance PLC,144A,8.625%, 7/15/29	20,000	20,814

(Cost $1,265,274)		1,147,050

Consumer, Cyclical — 15.0%
Airlines — 1.1%
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)	25,000	25,179
144A,8.50%, 5/15/29	20,000	20,806
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,144A,11.00%, 4/15/29	24,000	24,449
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25 (a)	14,000	8,753
144A,8.00%, 9/20/25 (a)	13,000	8,127
United Airlines, Inc.,144A,4.625%, 4/15/29	49,000	46,676

(Cost $141,579)		133,990

Apparel — 0.3%
Hanesbrands, Inc.
144A,4.875%, 5/15/26	21,000	20,875
144A,9.00%, 2/15/31 (a)	15,000	16,141

(Cost $35,308)		37,016

Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29

(Cost $25,241)	25,000	25,529

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Auto Parts & Equipment — 1.6%
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	10,000	10,059
6.875%, 7/1/28	5,000	5,029
5.00%, 10/1/29	15,000	13,969
Dana, Inc.
5.375%, 11/15/27	10,000	9,933
5.625%, 6/15/28	10,000	9,865
4.25%, 9/1/30	11,000	9,919
Goodyear Tire & Rubber Co.
5.00%, 7/15/29 (a)	17,000	15,804
5.25%, 4/30/31	14,000	12,696
5.25%, 7/15/31 (a)	16,000	14,527
5.625%, 4/30/33 (a)	11,000	9,697
Tenneco, Inc.,144A,8.00%, 11/17/28	49,000	45,858
ZF North America Capital, Inc.
144A,6.75%, 4/23/30	20,000	20,575
144A,6.875%, 4/23/32	19,000	19,755

(Cost $197,278)		197,686

Entertainment — 2.1%
Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	17,000	17,713
AMC Entertainment Holdings, Inc.,144A,7.50%, 2/15/29 (a)	22,000	16,046
Banijay Entertainment SAS,144A,8.125%, 5/1/29	10,000	10,409
Caesars Entertainment, Inc.,144A,4.625%, 10/15/29 (a)	30,000	28,396
Cinemark USA, Inc.
144A,5.25%, 7/15/28 (a)	20,000	19,664
144A,7.00%, 8/1/32	12,000	12,464
Light & Wonder International, Inc.
144A,7.25%, 11/15/29	11,000	11,405
144A,7.50%, 9/1/31	14,000	14,751
Merlin Entertainments Group US Holdings, Inc.,144A,7.375%, 2/15/31	9,000	8,972
Mohegan Tribal Gaming Authority,144A,8.00%, 2/1/26	29,000	28,141
Motion Bondco DAC,144A,6.625%, 11/15/27	10,000	9,469
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	10,000	9,842
144A,4.125%, 7/1/29 (a)	10,000	8,963
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29 (a)	19,000	14,180
144A,5.875%, 9/1/31	19,000	13,197

	Principal Amount $	Value $

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	20,000	19,581
144A,7.125%, 2/15/31	24,000	25,487

(Cost $281,759)		268,680

Food Service — 0.2%
TKC Holdings, Inc.
144A,6.875%, 5/15/28	11,000	10,960
144A,10.50%, 5/15/29	16,000	15,976

(Cost $26,044)		26,936

Home Builders — 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,4.625%, 4/1/30	10,000	9,420
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	12,000	11,979
144A,4.875%, 2/15/30	15,000	13,996

(Cost $35,778)		35,395

Home Furnishings — 0.1%
Tempur Sealy International, Inc.,144A,3.875%, 10/15/31

(Cost $21,039)	21,000	18,489

Housewares — 0.8%
Newell Brands, Inc.
5.70%, 4/1/26	49,000	48,878
6.375%, 9/15/27 (a)	15,000	15,118
6.625%, 9/15/29	12,000	12,004
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)	10,000	9,482
4.00%, 4/1/31	11,000	9,866
4.375%, 2/1/32	10,000	8,996

(Cost $100,844)		104,344

Leisure Time — 2.4%
Carnival Corp.
144A,5.75%, 3/1/27	69,000	69,272
144A,6.00%, 5/1/29 (a)	53,000	53,273
144A,10.50%, 6/1/30	24,000	26,067
NCL Corp. Ltd.
144A,5.875%, 3/15/26	40,000	40,003
144A,8.125%, 1/15/29	18,000	19,266
144A,7.75%, 2/15/29 (a)	17,000	18,153
Sabre GLBL, Inc.
144A,8.625%, 6/1/27	25,000	24,050
144A,11.25%, 12/15/27 (a)	14,000	14,189
Viking Cruises Ltd.
144A,7.00%, 2/15/29	13,000	13,178

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,9.125%, 7/15/31	17,000	18,663

(Cost $278,939)		296,114

Lodging — 1.9%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,5.00%, 6/1/29	20,000	18,924
144A,6.625%, 1/15/32	18,000	18,230
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29	13,000	12,103
Melco Resorts Finance Ltd.
144A,5.25%, 4/26/26	10,000	9,785
144A,5.625%, 7/17/27	16,000	15,426
144A,5.75%, 7/21/28	23,000	21,950
144A,5.375%, 12/4/29	29,000	26,563
144A,7.625%, 4/17/32	10,000	10,029
MGM Resorts International,6.50%, 4/15/32	19,000	19,150
Station Casinos LLC
144A,4.625%, 12/1/31	13,000	12,076
144A,6.625%, 3/15/32	10,000	10,207
Studio City Finance Ltd.
144A,6.50%, 1/15/28	15,000	14,448
144A,5.00%, 1/15/29	32,000	28,612
Travel + Leisure Co.,144A,4.50%, 12/1/29	17,000	15,863

(Cost $234,444)		233,366

Retail — 4.0%
Asbury Automotive Group, Inc.,144A,5.00%, 2/15/32	16,000	15,082
Bath & Body Works, Inc.
7.50%, 6/15/29 (a)	9,000	9,338
144A,6.625%, 10/1/30	25,000	25,333
eG Global Finance PLC,144A,12.00%, 11/30/28	30,000	32,758
Ferrellgas LP / Ferrellgas Finance Corp.,144A,5.875%, 4/1/29	19,000	17,829
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	25,000	23,405
144A,6.75%, 1/15/30	28,000	25,214
FirstCash, Inc.,144A,6.875%, 3/1/32	14,000	14,400
Gap, Inc.
144A,3.625%, 10/1/29	19,000	17,044
144A,3.875%, 10/1/31	19,000	16,431
Kohl’s Corp.,4.625%, 5/1/31	13,000	10,756
Macy’s Retail Holdings LLC
144A,5.875%, 4/1/29	15,000	14,720
144A,5.875%, 3/15/30	13,000	12,618

	Principal Amount $	Value $

144A,6.125%, 3/15/32	11,000	10,532
Michaels Cos., Inc.
144A,5.25%, 5/1/28	23,000	18,083
144A,7.875%, 5/1/29	28,000	16,672
NMG Holding Co, Inc. / Neiman Marcus Group LLC,144A,7.125%, 4/1/26	27,000	27,357
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	25,000	23,941
144A,7.75%, 2/15/29	31,000	30,578
QVC, Inc.
4.75%, 2/15/27	15,000	13,155
4.375%, 9/1/28	13,000	9,797
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	17,000	15,906
144A,4.875%, 11/15/31	13,000	11,914
Staples, Inc.,144A,10.75%, 9/1/29	58,000	54,703
Suburban Propane Partners LP/ Suburban Energy Finance Corp.,144A,5.00%, 6/1/31	17,000	15,613
Walgreens Boots Alliance, Inc.
8.125%, 8/15/29	5,000	5,013
3.20%, 4/15/30	20,000	16,117

(Cost $521,281)		504,309

Consumer, Non-cyclical — 12.5%
Agriculture — 0.2%
Vector Group Ltd.,144A,5.75%, 2/1/29

(Cost $21,554)	22,000	22,322

Beverages — 0.1%
Primo Water Holdings, Inc., 144A,4.375%, 4/30/29

(Cost $18,991)	19,000	18,057

Commercial Services — 3.3%
Albion Financing 2 SARL,144A,8.75%, 4/15/27	15,000	15,349
Allied Universal Holdco LLC,144A,7.875%, 2/15/31	42,000	42,678
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,9.75%, 7/15/27	28,000	28,118
144A,6.00%, 6/1/29 (a)	25,000	22,273
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	36,000	33,427
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,5.75%, 7/15/27	10,000	9,803

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,4.75%, 4/1/28	15,000	13,925
144A,5.375%, 3/1/29 (a)	10,000	9,172
144A,8.00%, 2/15/31 (a)	15,000	14,928
Brink’s Co.,144A,6.75%, 6/15/32	10,000	10,410
Garda World Security Corp.
144A,4.625%, 2/15/27	14,000	13,664
144A,9.50%, 11/1/27	15,000	15,149
144A,6.00%, 6/1/29	12,000	11,364
144A,8.25%, 8/1/32	14,000	14,240
Hertz Corp.
144A,4.625%, 12/1/26 (a)	13,000	10,217
144A,12.625%, 7/15/29 (a)	20,000	21,321
144A,5.00%, 12/1/29	24,000	16,220
Prime Security Services Borrower LLC / Prime Finance, Inc.,144A,6.25%, 1/15/28	35,000	34,898
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	25,000	24,789
144A,10.875%, 8/1/29	12,000	11,755
Sotheby’s,144A,7.375%, 10/15/27	20,000	19,199
Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	28,000	29,358

(Cost $431,388)		422,257

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,144A,4.125%, 4/1/29

(Cost $12,960)	13,000	12,333

Food — 1.2%
B&G Foods, Inc.
5.25%, 9/15/27 (a)	14,000	13,258
144A,8.00%, 9/15/28	20,000	20,818
Post Holdings, Inc.
144A,5.50%, 12/15/29	32,000	31,521
144A,4.625%, 4/15/30	32,000	30,434
144A,4.50%, 9/15/31	28,000	26,072
144A,6.375%, 3/1/33	25,000	25,245

(Cost $150,862)		147,348

Healthcare-Products — 0.3%
Bausch + Lomb Corp.,144A,8.375%, 10/1/28

(Cost $35,209)	35,000	36,801

Healthcare-Services — 4.1%
CHS/Community Health Systems, Inc.
144A,5.625%, 3/15/27	50,000	48,434
144A,8.00%, 12/15/27	24,000	24,065

	Principal Amount $	Value $

144A,6.875%, 4/1/28	19,000	15,012
144A,6.00%, 1/15/29	13,000	12,362
144A,6.875%, 4/15/29	35,000	30,155
144A,6.125%, 4/1/30	34,000	26,954
144A,5.25%, 5/15/30	41,000	36,792
144A,4.75%, 2/15/31	28,000	23,912
144A,10.875%, 1/15/32	32,000	34,681
DaVita, Inc.
144A,4.625%, 6/1/30	69,000	65,105
144A,6.875%, 9/1/32	20,000	20,474
LifePoint Health, Inc.
144A,5.375%, 1/15/29	13,000	12,148
144A,9.875%, 8/15/30	18,000	19,763
144A,11.00%, 10/15/30	30,000	33,847
144A,10.00%, 6/1/32	18,000	19,558
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28	28,000	20,668
144A,5.75%, 11/1/28 (a)	23,000	10,230
Radiology Partners, Inc.,144A,4.275% Cash 3.50% PIK, PIK, 1/31/29	18,197	17,515
Star Parent, Inc.,144A,9.00%, 10/1/30	26,000	27,788
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	20,000	20,485

(Cost $547,398)		519,948

Household Products/Wares — 0.1%
Central Garden & Pet Co.,144A,4.125%, 4/30/31

(Cost $9,975)	10,000	9,071

Pharmaceuticals — 3.1%
AdaptHealth LLC
144A,4.625%, 8/1/29	13,000	11,876
144A,5.125%, 3/1/30 (a)	16,000	14,641
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	17,000	15,410
144A,8.50%, 1/31/27	15,000	11,176
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	43,000	41,441
144A,9.00%, 12/15/25	11,000	10,197
144A,6.125%, 2/1/27	26,000	22,227
144A,5.75%, 8/15/27	13,000	10,544
144A,5.00%, 1/30/28	12,000	6,811
144A,4.875%, 6/1/28	40,000	29,927
144A,11.00%, 9/30/28	42,000	38,535
144A,5.00%, 2/15/29	12,000	6,254
144A,6.25%, 2/15/29 (a)	19,000	10,094
144A,5.25%, 1/30/30	19,000	9,524

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,5.25%, 2/15/31	11,000	5,555
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	13,000	12,498
Grifols SA,144A,4.75%, 10/15/28	19,000	18,065
HLF Financing Sarl LLC / Herbalife International, Inc,144A,12.25%, 4/15/29	20,000	20,017
HLF Financing Sarl LLC / Herbalife International, Inc.,144A,4.875%, 6/1/29	16,000	10,120
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,5.125%, 4/30/31	47,000	44,058
144A,7.875%, 5/15/34	12,000	12,659
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)	11,000	10,021
144A,6.625%, 4/1/30 (a)	16,000	15,498

(Cost $429,788)		387,148

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG,144A,10.50%, 5/15/28

(Cost $15,217)	15,000	15,989

Energy — 14.3%
Energy-Alternate Sources — 0.3%
Sunnova Energy Corp.,144A,11.75%, 10/1/28	10,000	9,294
TerraForm Power Operating LLC
144A,5.00%, 1/31/28	15,000	14,729
144A,4.75%, 1/15/30	15,000	14,177

(Cost $36,834)		38,200

Oil & Gas — 6.2%
Baytex Energy Corp.
144A,8.50%, 4/30/30	20,000	21,331
144A,7.375%, 3/15/32	15,000	15,547
California Resources Corp.,144A,8.25%, 6/15/29	15,000	15,484
Civitas Resources, Inc.
144A,8.375%, 7/1/28	35,000	36,943
144A,8.625%, 11/1/30	25,000	27,194
144A,8.75%, 7/1/31	32,000	34,574
CNX Resources
Corp.,144A,7.25%, 3/1/32	10,000	10,478
Comstock Resources, Inc.
144A,6.75%, 3/1/29	32,000	31,502
144A,6.75%, 3/1/29	8,000	7,863
144A,5.875%, 1/15/30	23,000	21,760
Crescent Energy Finance LLC
144A,9.25%, 2/15/28	22,000	23,342

	Principal Amount $	Value $

144A,7.625%, 4/1/32	18,000	18,576
144A,7.375%, 1/15/33	18,000	18,477
CVR Energy, Inc.
144A,5.75%, 2/15/28	11,000	10,428
144A,8.50%, 1/15/29	14,000	14,276
Encino Acquisition Partners Holdings LLC
144A,8.50%, 5/1/28	17,000	17,580
144A,8.75%, 5/1/31	13,000	13,820
Energean PLC,144A,6.50%, 4/30/27	16,000	15,817
Kosmos Energy Ltd.
144A,7.125%, 4/4/26	22,000	21,930
144A,7.75%, 5/1/27	14,000	13,855
144A,7.50%, 3/1/28	10,000	9,752
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27	13,000	12,482
144A,REGS, 6.75%, 6/30/30	14,000	12,967
Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	10,000	10,569
Nabors Industries, Inc.
144A,7.375%, 5/15/27	15,000	15,186
144A,9.125%, 1/31/30	15,000	16,086
144A,8.875%, 8/15/31 (a)	14,000	14,039
Noble Finance II LLC,144A,8.00%, 4/15/30	30,000	31,131
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28	19,000	19,442
144A,8.75%, 6/15/31	15,000	16,041
Parkland Corp.
144A,4.625%, 5/1/30	21,000	19,657
144A,6.625%, 8/15/32	5,000	5,056
PBF Holding Co. LLC / PBF Finance Corp.,144A,7.875%, 9/15/30	15,000	15,610
Puma International Financing SA,144A,7.75%, 4/25/29	11,000	11,276
SM Energy Co.,144A,7.00%, 8/1/32	20,000	20,503
Sunoco LP,144A,7.25%, 5/1/32	18,000	19,050
Talos Production, Inc.
144A,9.00%, 2/1/29	15,000	15,948
144A,9.375%, 2/1/31	16,000	17,100
Transocean, Inc.
144A,8.00%, 2/1/27	15,000	15,008
144A,8.25%, 5/15/29	22,000	22,309
144A,8.50%, 5/15/31	25,000	25,388
Valaris Ltd.,144A,8.375%, 4/30/30	25,000	26,103
Vital Energy, Inc.,144A,7.875%, 4/15/32	25,000	25,614

(Cost $772,854)		787,094

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Oil & Gas Services — 1.1%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.25%, 4/1/28	21,000	21,106
144A,6.625%, 9/1/32	15,000	15,197
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	19,000	19,186
144A,7.125%, 3/15/29	25,000	25,700
Viridien,144A,8.75%, 4/1/27 (a)	12,000	11,524
Weatherford International Ltd.,144A,8.625%, 4/30/30	41,000	42,587

(Cost $133,749)		135,300
Pipelines — 6.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 1/15/28	17,000	17,018
144A,6.625%, 2/1/32	15,000	15,468
Blue Racer Midstream LLC / Blue Racer Finance Corp.
144A,7.00%, 7/15/29	11,000	11,449
144A,7.25%, 7/15/32	15,000	15,743
Buckeye Partners LP
144A,4.50%, 3/1/28	13,000	12,472
144A,6.875%, 7/1/29	15,000	15,354
CQP Holdco LP / BIP-V Chinook Holdco LLC,144A,7.50%, 12/15/33	13,000	14,054
Delek Logistics Partners LP / Delek Logistics Finance Corp.,144A,8.625%, 3/15/29	22,000	23,150
EQM Midstream Partners LP,144A,7.50%, 6/1/27	13,000	13,408
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	20,000	20,493
7.75%, 2/1/28	20,000	20,370
8.25%, 1/15/29	18,000	18,718
8.875%, 4/15/30	10,000	10,622
7.875%, 5/15/32	17,000	17,456
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	10,000	10,102
144A,8.25%, 1/15/32	10,000	10,404
Harvest Midstream I LP
144A,7.50%, 9/1/28	20,000	20,527
144A,7.50%, 5/15/32	13,000	13,675
Howard Midstream Energy Partners LLC
144A,8.875%, 7/15/28	15,000	16,003
144A,7.375%, 7/15/32	15,000	15,540

	Principal Amount $	Value $

ITT Holdings LLC,144A,6.50%, 8/1/29	32,000	30,200
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	22,000	21,467
144A,6.50%, 9/30/26	38,000	32,925
144A,8.75%, 3/15/29 (a)	19,000	15,939
NGL Energy Operating LLC / NGL Energy Finance Corp.
144A,8.125%, 2/15/29	15,000	15,353
144A,8.375%, 2/15/32	33,000	33,992
Northriver Midstream Finance LP,144A,6.75%, 7/15/32	13,000	13,431
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	11,000	10,978
144A,5.50%, 1/15/28	15,000	14,484
144A,7.375%, 2/15/29	20,000	20,459
144A,6.00%, 12/31/30	19,000	18,131
144A,6.00%, 9/1/31	14,000	13,277
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	47,000	49,256
144A,9.50%, 2/1/29	78,000	87,950
144A,7.00%, 1/15/30	38,000	38,879
144A,8.375%, 6/1/31	55,000	58,433
144A,9.875%, 2/1/32	46,000	51,135

(Cost $824,073)		838,315

Financial — 12.2%
Banks — 0.5%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26	15,000	15,076
144A,6.625%, 1/15/27	14,000	13,843
144A,12.00%, 10/1/28	18,000	19,613
144A,12.25%, 10/1/30	13,000	14,437

(Cost $58,338)		62,969
Diversified Financial Services — 4.5%
AG Issuer LLC,144A,6.25%, 3/1/28	10,000	9,775
AG TTMT Escrow Issuer LLC,144A,8.625%, 9/30/27	15,000	15,561
Bread Financial Holdings, Inc.,144A,9.75%, 3/15/29	25,000	26,994
Burford Capital Global Finance LLC,144A,9.25%, 7/1/31	18,000	19,268
Coinbase Global, Inc.
144A,3.375%, 10/1/28	26,000	22,843
144A,3.625%, 10/1/31	15,000	12,373
Credit Acceptance Corp.,144A,9.25%, 12/15/28	15,000	16,143
Encore Capital Group, Inc.
144A,9.25%, 4/1/29	12,000	12,789

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,8.50%, 5/15/30	13,000	13,614
Enova International, Inc.
144A,11.25%, 12/15/28	10,000	10,766
144A,9.125%, 8/1/29	10,000	10,161
goeasy Ltd.
144A,9.25%, 12/1/28	10,000	10,763
144A,7.625%, 7/1/29	17,000	17,546
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,144A,5.00%, 8/15/28	26,000	24,730
LD Holdings Group LLC,144A,6.125%, 4/1/28	16,000	13,533
Nationstar Mortgage Holdings, Inc.
144A,5.125%, 12/15/30	19,000	18,053
144A,5.75%, 11/15/31	16,000	15,557
144A,7.125%, 2/1/32	20,000	20,736
Navient Corp.
4.875%, 3/15/28	13,000	12,385
5.50%, 3/15/29	22,000	20,912
9.375%, 7/25/30	11,000	11,949
11.50%, 3/15/31	11,000	12,358
OneMain Finance Corp.
3.875%, 9/15/28	15,000	13,828
9.00%, 1/15/29	22,000	23,404
5.375%, 11/15/29	22,000	21,176
7.875%, 3/15/30	18,000	18,841
4.00%, 9/15/30	22,000	19,489
7.50%, 5/15/31	15,000	15,494
7.125%, 11/15/31	15,000	15,160
Osaic Holdings, Inc.,144A,10.75%, 8/1/27	10,000	10,301
PennyMac Financial Services, Inc.
144A,7.125%, 11/15/30	16,000	16,268
144A,5.75%, 9/15/31	13,000	12,547
PRA Group, Inc.,144A,8.875%, 1/31/30	10,000	10,348
Synchrony Financial,7.25%, 2/2/33	20,000	20,638
United Wholesale Mortgage LLC,144A,5.50%, 4/15/29	19,000	18,545

(Cost $560,893)		564,848

Insurance — 1.5%
Acrisure LLC / Acrisure Finance, Inc.
144A,8.50%, 6/15/29	12,000	12,470
144A,6.00%, 8/1/29	13,000	12,427
144A,7.50%, 11/6/30	27,000	27,735
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A,6.75%, 10/15/27	33,000	32,883

	Principal Amount $	Value $

144A,5.875%, 11/1/29	12,000	11,714
AssuredPartners, Inc.
144A,5.625%, 1/15/29	14,000	13,427
144A,7.50%, 2/15/32	12,000	12,250
FWD Group Holdings Ltd.,144A,8.40%, 4/5/29	21,000	21,746
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC,144A,7.25%, 2/15/31	27,000	27,808
USI, Inc.,144A,7.50%, 1/15/32	15,000	15,731

(Cost $183,359)		188,191

Investment Companies — 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
144A,9.75%, 1/15/29	20,000	21,029
144A,9.00%, 6/15/30	15,000	15,189

(Cost $35,351)		36,218

Real Estate — 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30 (a)	18,200	16,150
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp
144A,5.75%, 1/15/29 (a)	16,000	11,500
144A,5.25%, 4/15/30	9,000	6,282
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	10,000	10,152
144A,8.875%, 9/1/31	10,000	10,838
Kennedy-Wilson, Inc.
4.75%, 3/1/29	17,000	15,364
4.75%, 2/1/30	12,000	10,600
5.00%, 3/1/31	14,000	12,191

(Cost $100,679)		93,077

Real Estate Investment Trusts — 3.9%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	13,000	11,538
Brandywine Operating Partnership LP
3.95%, 11/15/27	15,000	14,123
8.875%, 4/12/29	8,000	8,701
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	13,000	12,980
144A,4.50%, 4/1/27	19,000	18,336
Diversified Healthcare Trust
4.75%, 2/15/28 (a)	13,000	11,437
4.375%, 3/1/31	13,000	9,965

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	15,000	13,687
Hudson Pacific Properties LP
3.95%, 11/1/27	8,000	7,116
4.65%, 4/1/29 (a)	15,000	12,417
3.25%, 1/15/30	10,000	7,399
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26 (a)	10,000	9,416
5.00%, 10/15/27 (a)	33,000	28,038
4.625%, 8/1/29 (a)	22,000	16,936
3.50%, 3/15/31	34,000	23,258
Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A,4.50%, 9/30/28	11,000	10,115
RHP Hotel Properties LP / RHP Finance Corp.,144A,6.50%, 4/1/32	25,000	25,766
Rithm Capital Corp.,144A,8.00%, 4/1/29	18,000	17,931
Service Properties Trust
4.75%, 10/1/26	15,000	14,357
4.95%, 2/15/27	7,000	6,497
5.50%, 12/15/27	11,000	10,359
3.95%, 1/15/28 (a)	7,000	5,956
8.375%, 6/15/29	17,000	16,852
4.95%, 10/1/29	11,000	8,527
4.375%, 2/15/30	10,000	7,398
144A,8.625%, 11/15/31	25,000	26,765
8.875%, 6/15/32	12,000	11,313
Starwood Property Trust, Inc.,144A,7.25%, 4/1/29	15,000	15,633
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	18,000	13,207
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	63,000	64,711
144A,4.75%, 4/15/28	15,000	13,209
144A,6.50%, 2/15/29	26,000	19,938

(Cost $503,480)		493,881

REITS — 0.1%
Office Properties Income Trust,144A,9.00%, 9/30/29

(Cost $10,356)	13,000	10,592

	Principal Amount $	Value $

Venture Capital — 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	30,000	29,857
5.25%, 5/15/27	40,000	38,692
4.375%, 2/1/29	18,000	15,810

(Cost $77,962)		84,359

Industrial — 5.7%
Building Materials — 0.7%
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28	18,000	17,877
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	10,000	9,909
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	28,000	27,972
144A,8.875%, 11/15/31	30,000	32,235

(Cost $85,663)		87,993

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	15,000	14,472
144A,4.375%, 3/31/29	16,000	15,059

(Cost $29,750)		29,531

Electronics — 0.4%
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28	30,000	31,228
144A,8.625%, 5/15/32	13,000	13,611

(Cost $41,770)		44,839

Engineering & Construction — 0.7%
Aeropuertos Dominicanos Siglo XXI SA,144A,7.00%, 6/30/34	13,000	13,495
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	34,000	37,088
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	20,000	20,194
IHS Holding Ltd.
144A,5.625%, 11/29/26	7,000	6,803
144A,6.25%, 11/29/28	16,000	14,705

(Cost $88,478)		92,285

Environmental Control — 0.4%
Madison IAQ LLC,144A,5.875%, 6/30/29	24,000	22,892
Reworld Holding Corp.,5.00%, 9/1/30	11,000	10,086
Wrangler Holdco Corp., 144A,6.625%, 4/1/32	12,000	12,398

(Cost $44,588)		45,376

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Machinery-Diversified — 0.8%
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	27,000	27,711
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	10,000	10,429
SPX FLOW, Inc.,144A,8.75%, 4/1/30	14,000	14,630
TK Elevator Holdco GmbH,144A,7.625%, 7/15/28	10,000	10,024
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	39,000	38,423

(Cost $99,174)		101,217

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc.,144A,7.75%, 7/15/28

(Cost $10,151)	10,000	10,485

Packaging & Containers — 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	15,000	15,009
144A,3.25%, 9/1/28	15,000	13,625
144A,4.00%, 9/1/29	23,000	19,880
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)	30,000	25,912
144A,5.25%, 8/15/27 (a)	26,000	15,668
144A,5.25%, 8/15/27	20,000	12,052
Clydesdale Acquisition Holdings, Inc.,144A,6.875%, 1/15/30	10,000	10,049
LABL, Inc.
144A,6.75%, 7/15/26	21,000	20,913
144A,10.50%, 7/15/27	15,000	14,831
144A,5.875%, 11/1/28	13,000	12,016
144A,8.25%, 11/1/29	11,000	9,818
Mauser Packaging Solutions Holding Co.,144A,9.25%, 4/15/27	38,000	38,637
Owens-Brockway Glass Container, Inc.
144A,6.625%, 5/13/27	16,000	16,068
144A,7.25%, 5/15/31 (a)	16,000	16,210
Sealed Air Corp.,144A,6.50%, 7/15/32	10,000	10,240

(Cost $270,647)		250,928

Transportation — 0.4%
Cargo Aircraft Management, Inc.,144A,4.75%, 2/1/28	15,000	14,384

	Principal Amount $	Value $

Seaspan Corp.,144A,5.50%, 8/1/29	13,000	12,393
XPO, Inc.
144A,7.125%, 6/1/31	12,000	12,557
144A,7.125%, 2/1/32	15,000	15,703

(Cost $52,833)		55,037

Technology — 4.1%
Computers — 1.0%
Amentum Escrow Corp.,144A,7.25%, 8/1/32	20,000	20,929
CA Magnum Holdings,144A,5.375%, 10/31/26	23,000	22,499
McAfee Corp.,144A,7.375%, 2/15/30 (a)	51,000	48,966
NCR Atleos Corp.,144A,9.50%, 4/1/29	35,000	38,589

(Cost $127,060)		130,983

Office/Business Equipment — 0.2%
Xerox Holdings Corp.
144A,5.50%, 8/15/28	19,000	16,285
144A,8.875%, 11/30/29	12,000	11,271

(Cost $29,757)		27,556

Semiconductors — 0.1%
ams-OSRAM AG,144A,12.25%, 3/30/29

(Cost $10,999)	10,000	10,680

Software — 2.8%
AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	59,000	56,490
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	19,000	19,632
Clarivate Science Holdings Corp.,144A,4.875%, 7/1/29	23,000	22,178
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	102,000	100,617
144A,9.00%, 9/30/29	92,000	92,673
MicroStrategy, Inc.,144A,6.125%, 6/15/28	11,000	10,777
RingCentral, Inc.,144A,8.50%, 8/15/30	13,000	13,901
Rocket Software, Inc.
144A,9.00%, 11/28/28	15,000	15,574
144A,6.50%, 2/15/29	15,000	13,707

(Cost $320,821)		345,549

Utilities — 2.3%
Electric — 2.0%
Calpine Corp.
144A,5.125%, 3/15/28	27,000	26,366

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,4.625%, 2/1/29	19,000	18,138
144A,5.00%, 2/1/31	23,000	22,068
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	11,000	11,428
NextEra Energy Operating Partners LP
144A,3.875%, 10/15/26	10,000	9,683
144A,4.50%, 9/15/27	15,000	14,501
144A,7.25%, 1/15/29	20,000	20,957
NRG Energy, Inc.
144A,3.375%, 2/15/29	15,000	13,778
144A,5.25%, 6/15/29	20,000	19,785
144A,3.625%, 2/15/31	24,000	21,493
PG&E Corp.,5.25%, 7/1/30	26,000	25,472
Talen Energy Supply LLC,144A,8.625%, 6/1/30	35,000	37,931
TransAlta Corp.,7.75%, 11/15/29	5,000	5,296

(Cost $246,543)		246,896

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	18,000	17,816
5.75%, 5/20/27	13,000	12,708

	Principal Amount $	Value $

144A,9.375%, 6/1/28	10,000	10,507

(Cost $40,430)		41,031

TOTAL CORPORATE BONDS

(Cost $12,651,035)		12,265,154

	Number of Shares
SECURITIES LENDING COLLATERAL — 8.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

(Cost $1,027,697)	1,027,697	1,027,697

CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

(Cost $127,410)	127,410	127,410

TOTAL INVESTMENTS — 106.7%

(Cost $13,806,142)		13,420,261
Other assets and liabilities, net — (6.7%)		(838,517)

NET ASSETS — 100.0%		12,581,744

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
SECURITIES LENDING COLLATERAL — 8.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)
—	1,027,697	(d)	—	—	—	6,561	—	1,027,697	1,027,697
CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)
203,368	1,499,040		(1,574,998)	—	—	6,106	—	127,410	127,410

203,368	2,526,737		(1,574,998)	—	—	12,667	—	1,155,107	1,155,107

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $1,005,099, which is 8.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2024

PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$12,265,154	$—	$12,265,154
Short-Term Investments (a)	1,155,107	—	—	1,155,107

TOTAL	$1,155,107	$12,265,154	$—	$13,420,261

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

August 31, 2024

	Principal Amount $	Value $

CORPORATE BONDS — 97.8%
Basic Materials — 4.2%
Chemicals — 1.7%
Ashland, Inc.,144A,3.375%, 9/1/31	221,000	193,802
Avient Corp.,144A,7.125%, 8/1/30	372,000	387,490
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	257,000	272,490
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	369,000	342,494
Methanex Corp.
5.125%, 10/15/27	359,000	353,596
5.25%, 12/15/29	361,000	355,036
Olin Corp.
5.125%, 9/15/27	257,000	254,097
5.625%, 8/1/29	344,000	343,287
5.00%, 2/1/30	267,000	258,336
SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	554,000	528,474
WR Grace Holdings LLC,144A,4.875%, 6/15/27	400,000	391,659

(Cost $3,679,444)		3,680,761

Iron/Steel — 0.2%
Cleveland-Cliffs, Inc.,5.875%, 6/1/27	285,000	284,806
United States Steel Corp.,6.875%, 3/1/29	254,000	256,377

(Cost $541,427)		541,183

Mining — 2.3%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27	400,000	399,496
144A,6.125%, 5/15/28	260,000	263,588
144A,4.125%, 3/31/29	266,000	253,694
144A,7.125%, 3/15/31	370,000	389,389
FMG Resources August 2006 Pty Ltd.
144A,4.50%, 9/15/27	308,000	298,246
144A,5.875%, 4/15/30	363,000	362,766
144A,4.375%, 4/1/31	785,000	720,910
144A,6.125%, 4/15/32	407,000	406,916
Hudbay Minerals, Inc.,144A,4.50%, 4/1/26	305,000	301,463
Nexa Resources SA,144A,6.50%, 1/18/28	209,000	217,069
Novelis Corp.
144A,3.25%, 11/15/26	385,000	370,959
144A,4.75%, 1/30/30	820,000	783,924
144A,3.875%, 8/15/31	385,000	345,590

(Cost $5,076,029)		5,114,010

	Principal Amount $	Value $

Communications — 5.1%
Advertising — 0.6%
Lamar Media Corp.
3.75%, 2/15/28	305,000	292,511
4.00%, 2/15/30	282,000	263,534
3.625%, 1/15/31	283,000	256,483
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	335,000	332,952
144A,7.375%, 2/15/31	235,000	250,137

(Cost $1,445,756)		1,395,617

Internet — 1.3%
Cogent Communications Group LLC,144A,3.50%, 5/1/26	250,000	242,154
Gen Digital, Inc.
144A,6.75%, 9/30/27	461,000	472,563
144A,7.125%, 9/30/30 (a)	318,000	332,435
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	312,000	311,260
144A,3.50%, 3/1/29	411,000	382,505
Match Group Holdings II LLC
144A,5.00%, 12/15/27	221,000	217,598
144A,4.625%, 6/1/28	258,000	248,308
144A,4.125%, 8/1/30	266,000	245,254
144A,3.625%, 10/1/31	257,000	228,374
MercadoLibre, Inc.,3.125%, 1/14/31	304,000	271,053

(Cost $2,986,906)		2,951,504

Media — 2.1%
CCO Holdings LLC / CCO Holdings Capital Corp.,144A,5.50%, 5/1/26	388,000	387,373
News Corp.
144A,3.875%, 5/15/29	505,000	475,392
144A,5.125%, 2/15/32	263,000	255,906
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	532,000	509,309
144A,5.00%, 8/1/27	785,000	768,124
144A,4.00%, 7/15/28	1,015,000	951,711
Sunrise HoldCo IV BV,144A,5.50%, 1/15/28	130,000	128,378
TEGNA, Inc.,144A,4.75%, 3/15/26	282,000	278,744
Telenet Finance Luxembourg Notes SARL,144A,5.50%, 3/1/28	600,000	582,345
Ziggo Bond Co. BV,144A,6.00%, 1/15/27	316,000	315,290

(Cost $4,803,869)		4,652,572

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Telecommunications — 1.1%
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	580,000	578,405
144A,5.00%, 5/1/28	808,000	785,356
Iliad Holding SASU,144A,6.50%, 10/15/26	362,000	365,482
Millicom International Cellular SA,144A,5.125%, 1/15/28	187,200	181,281
Optics Bidco SpA
144A,Series 2033, 6.375%, 11/15/33	260,000	261,011
144A,6.00%, 9/30/34	260,000	253,491

(Cost $2,444,064)		2,425,026

Consumer, Cyclical — 20.7%
Airlines — 0.7%
Air Canada,144A,3.875%, 8/15/26	626,000	604,543
United Airlines, Inc.,144A,4.375%, 4/15/26	1,047,000	1,022,782

(Cost $1,681,936)		1,627,325

Apparel — 0.1%
Levi Strauss & Co.,144A,3.50%, 3/1/31 (a)

(Cost $231,856)	267,000	241,117

Auto Manufacturers — 0.4%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	205,000	200,863
144A,5.875%, 6/1/29	277,000	277,987
144A,3.75%, 1/30/31	513,000	466,687

(Cost $966,553)		945,537

Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	408,000	403,365
144A,7.00%, 4/15/28	257,000	264,370
144A,8.25%, 4/15/31 (a)	265,000	281,915
Clarios Global LP / Clarios US Finance Co.
144A,6.25%, 5/15/26	591,000	592,613
144A,8.50%, 5/15/27	25,000	25,292
144A,6.75%, 5/15/28	385,000	396,172
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	462,000	456,641
4.875%, 3/15/27	352,000	344,188
ZF North America Capital, Inc.
144A,6.875%, 4/14/28	319,000	329,843
144A,7.125%, 4/14/30	308,000	323,063

(Cost $3,374,726)		3,417,462

	Principal Amount $	Value $

Distribution/Wholesale — 0.8%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	365,000	351,996
144A,3.875%, 11/15/29	194,000	179,762
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	650,000	602,739
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	282,000	290,479
144A,7.75%, 3/15/31	411,000	437,390

(Cost $1,864,305)		1,862,366

Entertainment — 3.9%
Caesars Entertainment, Inc.
144A,8.125%, 7/1/27	827,000	845,115
144A,7.00%, 2/15/30	1,064,000	1,102,653
144A,6.50%, 2/15/32	768,000	789,701
Churchill Downs, Inc.
144A,5.50%, 4/1/27	308,000	307,365
144A,4.75%, 1/15/28	369,000	360,109
144A,5.75%, 4/1/30	604,000	600,748
144A,6.75%, 5/1/31	303,000	311,748
International Game Technology PLC
144A,4.125%, 4/15/26	385,000	378,338
144A,6.25%, 1/15/27	385,000	391,602
144A,5.25%, 1/15/29	393,000	389,381
Light & Wonder International, Inc.,144A,7.00%, 5/15/28	359,000	363,279
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	615,000	626,163
144A,4.75%, 10/15/27	479,000	466,963
144A,3.75%, 1/15/28	257,000	244,135
Mohegan Tribal Gaming Authority,144A,13.25%, 12/15/27	260,000	295,600
Vail Resorts, Inc.,144A,6.50%, 5/15/32 (a)	300,000	312,037
WMG Acquisition Corp.
144A,3.75%, 12/1/29	287,000	267,919
144A,3.875%, 7/15/30	259,000	240,592
144A,3.00%, 2/15/31 (a)	421,000	374,753

(Cost $8,695,101)		8,668,201

Food Service — 0.3%
Aramark Services, Inc.,144A,5.00%, 2/1/28

(Cost $601,366)	617,000	605,812

Home Builders — 0.8%
Century Communities, Inc.
6.75%, 6/1/27	250,000	252,419
144A,3.875%, 8/15/29	255,000	236,468

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Mattamy Group Corp.
144A,5.25%, 12/15/27	263,000	260,353
144A,4.625%, 3/1/30	308,000	290,731
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	267,000	270,443
144A,5.75%, 1/15/28	231,000	233,120
144A,5.125%, 8/1/30	252,000	249,256

(Cost $1,764,329)		1,792,790

Home Furnishings — 0.2%
Tempur Sealy International, Inc.,144A,4.00%, 4/15/29

(Cost $364,362)	402,000	373,163

Leisure Time — 3.8%
Carnival Corp.,144A,7.625%, 3/1/26	712,000	719,690
Carnival Holdings Bermuda Ltd.,144A,10.375%, 5/1/28	1,032,000	1,117,134
Life Time, Inc.
144A,5.75%, 1/15/26	475,000	475,429
144A,8.00%, 4/15/26 (a)	250,000	253,935
NCL Corp. Ltd.
144A,5.875%, 2/15/27	513,000	514,553
144A,8.375%, 2/1/28	315,000	332,695
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	338,000	332,693
144A,5.50%, 8/31/26	549,000	550,192
144A,5.375%, 7/15/27	519,000	520,349
3.70%, 3/15/28	249,000	238,456
144A,5.50%, 4/1/28	784,000	790,545
144A,7.25%, 1/15/30	344,000	363,910
144A,6.25%, 3/15/32	629,000	649,973
144A,6.00%, 2/1/33	1,040,000	1,066,014
Viking Cruises Ltd.,144A,5.875%, 9/15/27	441,000	440,807

(Cost $8,258,078)		8,366,375

Lodging — 2.9%
Boyd Gaming Corp.
4.75%, 12/1/27	513,000	504,352
144A,4.75%, 6/15/31	462,000	435,004
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	257,000	257,633
144A,5.875%, 4/1/29	290,000	295,732
144A,3.75%, 5/1/29	411,000	386,896
4.875%, 1/15/30	538,000	528,268
144A,4.00%, 5/1/31	565,000	522,450
144A,3.625%, 2/15/32	768,000	688,864
144A,6.125%, 4/1/32	240,000	246,214

	Principal Amount $	Value $

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc,144A,4.875%, 7/1/31	257,000	230,590
MGM Resorts International
4.625%, 9/1/26	214,000	211,257
5.50%, 4/15/27	350,000	350,197
4.75%, 10/15/28 (a)	385,000	375,026
Station Casinos LLC,144A,4.50%, 2/15/28	358,000	343,821
Travel + Leisure Co.
144A,6.625%, 7/31/26	334,000	340,154
6.00%, 4/1/27	205,000	205,684
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	465,000	462,198

(Cost $6,440,770)		6,384,340

Retail — 5.2%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	796,000	760,934
144A,4.375%, 1/15/28	385,000	373,367
144A,3.50%, 2/15/29	385,000	359,430
144A,6.125%, 6/15/29	630,000	643,876
144A,4.00%, 10/15/30	1,504,000	1,378,869
Advance Auto Parts, Inc.,3.90%, 4/15/30 (a)	269,000	247,357
Asbury Automotive Group, Inc.
4.50%, 3/1/28	184,000	178,560
144A,4.625%, 11/15/29	426,000	406,052
4.75%, 3/1/30	228,000	218,125
Bath & Body Works, Inc.,5.25%, 2/1/28	227,000	223,961
Beacon Roofing Supply, Inc.,144A,6.50%, 8/1/30	308,000	316,600
Ferrellgas LP / Ferrellgas Finance Corp.,144A,5.375%, 4/1/26	342,000	343,257
FirstCash, Inc.
144A,4.625%, 9/1/28	257,000	246,448
144A,5.625%, 1/1/30	292,000	288,700
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	390,000	369,242
144A,6.375%, 1/15/30	260,000	265,151
Lithia Motors, Inc.
144A,4.625%, 12/15/27	205,000	200,344
144A,3.875%, 6/1/29	396,000	367,642
144A,4.375%, 1/15/31	292,000	269,337
Murphy Oil USA, Inc.
4.75%, 9/15/29	247,000	239,868
144A,3.75%, 2/15/31	262,000	237,290
Nordstrom, Inc.
4.375%, 4/1/30	255,000	235,116
4.25%, 8/1/31	221,000	197,137

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Penske Automotive Group, Inc.
3.50%, 9/1/25	282,000	277,827
3.75%, 6/15/29	259,000	241,280
Walgreens Boots Alliance, Inc.,3.45%, 6/1/26	730,000	695,226
Yum! Brands, Inc.
144A,4.75%, 1/15/30	421,000	414,382
3.625%, 3/15/31	511,000	469,400
4.625%, 1/31/32	575,000	545,516
5.375%, 4/1/32	518,000	513,876

(Cost $11,677,485)		11,524,170

Consumer, Non-cyclical —22.3%
Agriculture — 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	259,000	258,579
144A,6.00%, 6/15/30	513,000	519,912

(Cost $778,980)		778,491

Commercial Services — 5.9%
ADT Security Corp.,144A,4.125%, 8/1/29	526,000	500,018
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	300,000	299,340
APX Group, Inc.
144A,6.75%, 2/15/27	308,000	308,921
144A,5.75%, 7/15/29	403,000	399,667
Block, Inc.
2.75%, 6/1/26	513,000	493,177
3.50%, 6/1/31	506,000	457,188
144A,6.50%, 5/15/32	1,050,000	1,090,176
Brink’s Co.
144A,4.625%, 10/15/27	298,000	292,059
144A,6.50%, 6/15/29	215,000	222,668
Garda World Security Corp.,144A,7.75%, 2/15/28	260,000	272,942
Herc Holdings, Inc.
144A,5.50%, 7/15/27	626,000	621,973
144A,6.625%, 6/15/29	400,000	411,680
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	693,000	695,044
144A,3.375%, 8/31/27	503,000	476,746
Service Corp. International
4.625%, 12/15/27	282,000	276,979
5.125%, 6/1/29	395,000	391,328
3.375%, 8/15/30	431,000	387,164
4.00%, 5/15/31	407,000	373,835
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,144A,6.75%, 8/15/32	570,000	588,428

	Principal Amount $	Value $

United Rentals North America, Inc.
5.50%, 5/15/27	247,000	247,965
3.875%, 11/15/27	390,000	376,768
4.875%, 1/15/28	867,000	855,877
5.25%, 1/15/30	391,000	388,177
4.00%, 7/15/30	387,000	362,269
3.875%, 2/15/31	565,000	522,055
3.75%, 1/15/32	385,000	347,780
144A,6.125%, 3/15/34	570,000	582,956
Williams Scotsman, Inc.
144A,4.625%, 8/15/28	257,000	248,768
144A,6.625%, 6/15/29	250,000	258,349
144A,7.375%, 10/1/31	267,000	280,816

(Cost $13,203,893)		13,031,113

Cosmetics/Personal Care — 1.1%
Coty, Inc.,144A,5.00%, 4/15/26	336,000	335,255
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC,144A,6.625%, 7/15/30	386,000	400,156
Edgewell Personal Care Co.,144A,5.50%, 6/1/28	385,000	382,277
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	369,000	363,816
4.90%, 6/15/30	390,000	377,256
Prestige Brands, Inc.
144A,5.125%, 1/15/28	185,000	182,478
144A,3.75%, 4/1/31	323,000	293,016

(Cost $2,348,745)		2,334,254

Food — 3.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	385,000	372,232
144A,7.50%, 3/15/26	308,000	312,373
144A,4.625%, 1/15/27	693,000	677,789
144A,5.875%, 2/15/28	386,000	385,442
144A,6.50%, 2/15/28	385,000	390,379
144A,3.50%, 3/15/29	688,000	639,677
144A,4.875%, 2/15/30	512,000	502,255
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	257,000	253,172
144A,4.125%, 1/31/30	498,000	463,867
144A,4.375%, 1/31/32	352,000	324,465
Performance Food Group, Inc.
144A,5.50%, 10/15/27	549,000	546,651
144A,4.25%, 8/1/29	513,000	484,700
Pilgrim’s Pride Corp.
3.50%, 3/1/32	464,000	410,665
6.25%, 7/1/33	508,000	537,732

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

6.875%, 5/15/34	250,000	276,666
Post Holdings, Inc.
144A,5.625%, 1/15/28	252,000	251,625
144A,6.25%, 2/15/32	512,000	525,702
US Foods, Inc.
144A,6.875%, 9/15/28	257,000	267,660
144A,4.75%, 2/15/29	455,000	444,174
144A,4.625%, 6/1/30	275,000	263,398
144A,7.25%, 1/15/32	257,000	271,601

(Cost $8,547,575)		8,602,225

Healthcare-Products — 3.0%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	781,000	760,842
144A,3.875%, 11/1/29	421,000	394,673
Hologic, Inc.
144A,4.625%, 2/1/28	205,000	200,397
144A,3.25%, 2/15/29	483,000	446,474
Medline Borrower LP
144A,3.875%, 4/1/29	2,324,000	2,197,047
144A,5.25%, 10/1/29	1,289,000	1,266,960
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	764,000	788,505
Teleflex, Inc.
4.625%, 11/15/27	267,000	262,139
144A,4.25%, 6/1/28	257,000	247,231

(Cost $6,387,097)		6,564,268

Healthcare-Services — 6.0%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	259,000	257,831
144A,3.125%, 2/15/29	282,000	275,287
144A,3.50%, 4/1/30	329,000	321,502
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	257,000	248,513
144A,3.75%, 3/15/29	257,000	241,007
144A,4.00%, 3/15/31	265,000	244,094
Concentra Escrow Issuer Corp.,144A,6.875%, 7/15/32	333,000	348,765
DaVita, Inc.,144A,3.75%, 2/15/31	778,000	693,028
Encompass Health Corp.
4.50%, 2/1/28	391,000	382,574
4.75%, 2/1/30	421,000	408,473
4.625%, 4/1/31	216,000	204,712
IQVIA, Inc.
144A,5.00%, 10/15/26	562,000	558,833
144A,5.00%, 5/15/27	565,000	561,370
144A,6.50%, 5/15/30	252,000	262,158
Legacy LifePoint Health LLC,144A,4.375%, 2/15/27	329,000	321,285
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	388,000	373,620

	Principal Amount $	Value $

144A,3.875%, 11/15/30	334,000	307,369
144A,3.875%, 5/15/32	403,000	361,928
Select Medical Corp.,144A,6.25%, 8/15/26	634,000	637,587
Tenet Healthcare Corp.
6.25%, 2/1/27	790,000	792,223
5.125%, 11/1/27	774,000	767,868
4.625%, 6/15/28	292,000	285,563
6.125%, 10/1/28	1,283,000	1,286,547
4.25%, 6/1/29	709,000	681,053
4.375%, 1/15/30	744,000	711,982
6.125%, 6/15/30	1,027,000	1,043,886
6.75%, 5/15/31	711,000	737,834

(Cost $13,351,612)		13,316,892

Household Products/Wares — 0.1%
Central Garden & Pet Co.,4.125%, 10/15/30

(Cost $237,938)	257,000	236,385

Pharmaceuticals — 2.0%
Jazz Securities DAC,144A,4.375%, 1/15/29	764,000	727,741
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	1,078,000	1,031,369
144A,6.75%, 5/15/34	265,000	274,960
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	1,748,000	1,675,249
6.75%, 3/1/28	642,000	669,099

(Cost $4,358,257)		4,378,418

Energy — 10.7%
Oil & Gas — 5.6%
Antero Resources Corp.
144A,7.625%, 2/1/29	209,000	216,843
144A,5.375%, 3/1/30	303,000	299,518
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,7.00%, 11/1/26	306,000	307,211
144A,8.25%, 12/31/28	265,000	272,492
144A,5.875%, 6/30/29	195,000	195,101
Chesapeake Energy Corp.
144A,5.50%, 2/1/26	277,000	277,334
144A,5.875%, 2/1/29	257,000	257,769
144A,6.75%, 4/15/29	488,000	495,597
Civitas Resources, Inc.,144A,5.00%, 10/15/26	209,000	206,222
CNX Resources Corp.
144A,6.00%, 1/15/29	258,000	259,381
144A,7.375%, 1/15/31	261,000	272,930

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Matador Resources Co.
144A,6.875%, 4/15/28	257,000	263,839
144A,6.50%, 4/15/32	460,000	467,206
Murphy Oil Corp.,5.875%, 12/1/27	203,000	204,039
Parkland Corp.
144A,5.875%, 7/15/27	252,000	252,252
144A,4.50%, 10/1/29	421,000	397,714
PBF Holding Co. LLC / PBF Finance Corp.,6.00%, 2/15/28	404,000	400,346
Permian Resources Operating LLC
144A,8.00%, 4/15/27	282,000	291,429
144A,5.875%, 7/1/29	349,000	349,328
144A,9.875%, 7/15/31	257,000	288,621
144A,7.00%, 1/15/32	518,000	543,825
144A,6.25%, 2/1/33	530,000	543,795
Range Resources Corp.
8.25%, 1/15/29	298,000	309,049
144A,4.75%, 2/15/30	257,000	246,834
SM Energy Co.
6.75%, 9/15/26	207,000	207,353
6.625%, 1/15/27	230,000	231,164
6.50%, 7/15/28	205,000	206,307
144A,6.75%, 8/1/29	385,000	391,324
Southwestern Energy Co.
5.375%, 2/1/29	357,000	352,678
5.375%, 3/15/30	649,000	643,757
4.75%, 2/1/32	578,000	548,179
Sunoco LP,144A,7.00%, 5/1/29	360,000	375,285
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	338,000	339,134
144A,7.00%, 9/15/28	257,000	268,302
4.50%, 5/15/29	411,000	394,945
4.50%, 4/30/30	414,000	393,671
TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	359,000	348,725

(Cost $12,157,253)		12,319,499

Oil & Gas Services — 0.1%
Archrock Partners LP / Archrock Partners Finance Corp.,144A,6.875%, 4/1/27

(Cost $263,895)	262,000	264,090

Pipelines — 5.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	333,000	332,853
144A,5.375%, 6/15/29	385,000	380,632
Buckeye Partners LP
3.95%, 12/1/26	295,000	286,844

	Principal Amount $	Value $

4.125%, 12/1/27	205,000	196,799
CQP Holdco LP / BIP-V Chinook Holdco LLC,144A,5.50%, 6/15/31	732,000	718,078
DT Midstream, Inc.
144A,4.125%, 6/15/29	560,000	532,470
144A,4.375%, 6/15/31	519,000	488,045
EQM Midstream Partners LP
4.125%, 12/1/26	257,000	252,652
144A,6.50%, 7/1/27	486,000	498,450
5.50%, 7/15/28	436,000	439,261
144A,4.50%, 1/15/29	401,000	388,958
144A,6.375%, 4/1/29	305,000	313,800
144A,7.50%, 6/1/30	253,000	276,286
144A,4.75%, 1/15/31	581,000	558,629
Hess Midstream Operations LP
144A,5.625%, 2/15/26	408,000	407,202
144A,5.125%, 6/15/28	282,000	278,954
144A,6.50%, 6/1/29	280,000	289,136
144A,4.25%, 2/15/30	415,000	392,505
144A,5.50%, 10/15/30	205,000	203,223
NuStar Logistics LP
5.75%, 10/1/25	308,000	308,373
6.00%, 6/1/26	245,000	247,477
5.625%, 4/28/27	322,000	323,099
6.375%, 10/1/30	295,000	308,380
Rockies Express Pipeline LLC,144A,4.95%, 7/15/29	288,000	275,497
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	649,000	614,022
144A,6.25%, 1/15/30	533,000	554,501
144A,4.125%, 8/15/31	647,000	600,164
144A,3.875%, 11/1/33	631,000	561,719

(Cost $11,171,182)		11,028,009

Financial — 11.6%
Diversified Financial Services — 4.5%
Jane Street Group / JSG Finance, Inc.
144A,4.50%, 11/15/29	320,000	305,673
144A,7.125%, 4/30/31	722,000	758,862
Macquarie Airfinance Holdings Ltd.
144A,8.375%, 5/1/28	256,000	271,484
144A,6.40%, 3/26/29	260,000	270,747
144A,8.125%, 3/30/29	260,000	276,699
144A,6.50%, 3/26/31	255,000	269,048
Nationstar Mortgage Holdings, Inc.
144A,5.00%, 2/1/26	250,000	247,295
144A,6.00%, 1/15/27	311,000	310,737
144A,5.50%, 8/15/28	436,000	428,541

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,6.50%, 8/1/29	400,000	403,529
Navient Corp.
6.75%, 6/15/26	241,000	245,514
5.00%, 3/15/27	369,000	362,636
OneMain Finance Corp.
7.125%, 3/15/26	816,000	832,155
3.50%, 1/15/27	385,000	365,339
6.625%, 1/15/28	400,000	408,060
PennyMac Financial Services, Inc.
144A,5.375%, 10/15/25	344,000	343,149
144A,4.25%, 2/15/29	335,000	316,709
144A,7.875%, 12/15/29	372,000	395,132
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	645,000	614,038
144A,3.625%, 3/1/29	390,000	362,383
144A,3.875%, 3/1/31	641,000	585,195
144A,4.00%, 10/15/33	427,000	376,845
SLM Corp.
4.20%, 10/29/25	257,000	254,811
3.125%, 11/2/26	259,000	247,762
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	411,000	410,778
144A,5.75%, 6/15/27	252,000	251,258

(Cost $9,913,858)		9,914,379

Insurance — 2.5%
Acrisure LLC / Acrisure Finance, Inc.,144A,4.25%, 2/15/29	359,000	336,606
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A,4.25%, 10/15/27	385,000	371,415
144A,6.75%, 4/15/28	662,000	674,918
144A,7.00%, 1/15/31	735,000	760,358
AmWINS Group, Inc.,144A,6.375%, 2/15/29	390,000	400,119
HUB International Ltd.
144A,5.625%, 12/1/29 (a)	288,000	282,576
144A,7.25%, 6/15/30	1,694,000	1,770,504
144A,7.375%, 1/31/32	970,000	1,006,241

(Cost $5,457,247)		5,602,737

Real Estate — 0.5%
Howard Hughes Corp.
144A,5.375%, 8/1/28	375,000	365,009
144A,4.125%, 2/1/29	339,000	312,644
144A,4.375%, 2/1/31	340,000	305,047

(Cost $1,029,844)		982,700

Real Estate Investment Trusts —4.1%
Iron Mountain, Inc.
144A,4.875%, 9/15/27	513,000	504,182

	Principal Amount $	Value $

144A,5.25%, 3/15/28	414,000	409,699
144A,5.00%, 7/15/28	257,000	252,897
144A,7.00%, 2/15/29	513,000	533,187
144A,4.875%, 9/15/29	513,000	498,312
144A,5.25%, 7/15/30	672,000	655,449
144A,4.50%, 2/15/31	576,000	541,205
144A,5.625%, 7/15/32	311,000	306,632
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	309,000	300,165
144A,4.75%, 6/15/29	327,000	315,404
144A,7.00%, 7/15/31	256,000	266,354
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	412,000	410,237
144A,4.875%, 5/15/29	393,000	375,233
144A,7.00%, 2/1/30	265,000	271,876
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	359,000	351,933
144A,7.25%, 7/15/28	205,000	213,350
144A,4.50%, 2/15/29	303,000	291,099
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	269,000	260,306
144A,4.00%, 9/15/29	257,000	233,462
SBA Communications Corp.
3.875%, 2/15/27	783,000	758,387
3.125%, 2/1/29	761,000	700,981
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26	205,000	197,504
144A,4.375%, 1/15/27	259,000	251,843
Vornado Realty LP,2.15%, 6/1/26	202,000	191,199

(Cost $9,015,349)		9,090,896

Industrial — 13.8%
Aerospace/Defense — 4.8%
Bombardier, Inc.
144A,7.875%, 4/15/27	500,000	502,013
144A,6.00%, 2/15/28	380,000	380,564
144A,7.50%, 2/1/29	388,000	409,013
144A,8.75%, 11/15/30	373,000	407,225
144A,7.25%, 7/1/31	400,000	420,376
144A,7.00%, 6/1/32	380,000	396,052
Spirit AeroSystems, Inc.
4.60%, 6/15/28 (a)	360,000	344,325
144A,9.375%, 11/30/29	475,000	515,984
144A,9.75%, 11/15/30	605,000	677,838
TransDigm, Inc.
5.50%, 11/15/27	1,197,000	1,190,776
144A,6.75%, 8/15/28	939,000	966,605
4.625%, 1/15/29	545,000	524,745

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,6.375%, 3/1/29	1,250,000	1,289,764
4.875%, 5/1/29	336,000	325,201
144A,6.875%, 12/15/30	658,000	687,772
144A,7.125%, 12/1/31	450,000	475,771
144A,6.625%, 3/1/32	992,000	1,032,890

(Cost $10,285,645)		10,546,914

Building Materials — 2.2%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	282,000	274,382
144A,4.25%, 2/1/32	674,000	616,358
144A,6.375%, 6/15/32	367,000	378,297
144A,6.375%, 3/1/34	516,000	530,400
Standard Industries, Inc.
144A,5.00%, 2/15/27	440,000	435,145
144A,4.75%, 1/15/28	531,000	516,887
144A,4.375%, 7/15/30	831,000	777,791
144A,3.375%, 1/15/31	560,000	490,291
Summit Materials LLC / Summit Materials Finance Corp.
144A,5.25%, 1/15/29	354,000	350,724
144A,7.25%, 1/15/31	415,000	438,807

(Cost $4,701,687)		4,809,082

Electrical Components & Equipment — 0.7%
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	675,000	693,048
144A,6.375%, 3/15/29	470,000	482,859
144A,6.625%, 3/15/32	440,000	453,835

(Cost $1,613,453)		1,629,742

Electronics — 0.7%
Sensata Technologies BV
144A,4.00%, 4/15/29	513,000	483,434
144A,5.875%, 9/1/30	259,000	259,579
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	231,000	218,360
144A,3.75%, 2/15/31	390,000	352,537
144A,6.625%, 7/15/32	260,000	269,189

(Cost $1,659,584)		1,583,099

Engineering & Construction —0.4%
Arcosa, Inc.
144A,4.375%, 4/15/29	210,000	199,300
144A,6.875%, 8/15/32	310,000	323,348
Fluor Corp.,4.25%, 9/15/28	298,000	289,298

(Cost $804,755)		811,946

Environmental Control — 1.2%
Clean Harbors, Inc.,144A,6.375%, 2/1/31	263,000	268,952
GFL Environmental, Inc.
144A,5.125%, 12/15/26	267,000	266,215
144A,4.00%, 8/1/28	385,000	367,357

	Principal Amount $	Value $

144A,3.50%, 9/1/28	385,000	364,382
144A,4.75%, 6/15/29	385,000	372,862
144A,4.375%, 8/15/29	292,000	277,495
144A,6.75%, 1/15/31	510,000	533,372
Madison IAQ LLC,144A,4.125%, 6/30/28	352,000	335,225

(Cost $2,763,373)		2,785,860

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.,6.25%, 2/15/29

(Cost $250,459)	250,000	253,484

Packaging & Containers — 3.0%
Ball Corp.
6.875%, 3/15/28	385,000	398,881
6.00%, 6/15/29	513,000	528,493
2.875%, 8/15/30	671,000	593,591
3.125%, 9/15/31	435,000	380,735
Berry Global, Inc.,144A,5.625%, 7/15/27 (a)	257,000	257,305
Crown Americas LLC,5.25%, 4/1/30 (a)	268,000	268,064
Graphic Packaging International LLC
144A,3.50%, 3/15/28	236,000	223,332
144A,3.75%, 2/1/30	209,000	193,456
144A,6.375%, 7/15/32	255,000	261,038
Mauser Packaging Solutions Holding Co.,144A,7.875%, 4/15/27	1,401,000	1,450,287
OI European Group BV,144A,4.75%, 2/15/30	205,000	192,856
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,144A,4.00%, 10/15/27 (a)	518,000	495,090
Sealed Air Corp.
144A,4.00%, 12/1/27	218,000	210,407
144A,6.125%, 2/1/28	408,000	414,841
144A,5.00%, 4/15/29	206,000	203,067
144A,7.25%, 2/15/31	218,000	229,367
Silgan Holdings, Inc.,4.125%, 2/1/28	293,000	283,319

(Cost $6,674,233)		6,584,129

Trucking & Leasing — 0.7%
Fortress Transportation and Infrastructure Investors LLC
144A,5.50%, 5/1/28	505,000	502,199
144A,7.875%, 12/1/30	257,000	276,047
144A,7.00%, 5/1/31	368,000	385,987
144A,7.00%, 6/15/32	410,000	429,199

(Cost $1,522,798)		1,593,432

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Technology — 6.3%
Computers — 1.8%
NCR Voyix Corp.
144A,5.00%, 10/1/28 (a)	334,000	330,365
144A,5.125%, 4/15/29	631,000	619,277
144A,5.25%, 10/1/30	224,000	218,538
Seagate HDD Cayman
4.875%, 6/1/27	259,000	258,048
4.091%, 6/1/29	238,000	226,731
8.25%, 12/15/29	257,000	278,841
8.50%, 7/15/31	257,000	279,695
9.625%, 12/1/32	399,600	461,082
Western Digital Corp.,4.75%, 2/15/26	1,190,000	1,180,009

(Cost $3,739,055)		3,852,586

Semiconductors — 0.9%
Entegris, Inc.
144A,4.375%, 4/15/28	205,000	197,086
144A,4.75%, 4/15/29	813,000	798,486
144A,3.625%, 5/1/29	209,000	192,584
144A,5.95%, 6/15/30	459,000	465,518
ON Semiconductor Corp.,144A,3.875%, 9/1/28	369,000	350,914

(Cost $1,955,854)		2,004,588

Software — 3.6%
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	390,000	392,238
Clarivate Science Holdings Corp.,144A,3.875%, 7/1/28	483,000	459,532
Cloud Software Group, Inc.,144A,8.25%, 6/30/32	924,000	968,036
Fair Isaac Corp.
144A,5.25%, 5/15/26	205,000	205,298
144A,4.00%, 6/15/28	462,000	441,615
Open Text Corp.
144A,3.875%, 2/15/28	462,000	438,341
144A,3.875%, 12/1/29	436,000	402,341
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	461,000	428,504
144A,4.125%, 12/1/31	329,000	299,834
PTC, Inc.,144A,4.00%, 2/15/28	257,000	248,631
ROBLOX Corp.,144A,3.875%, 5/1/30	522,000	481,275
SS&C Technologies, Inc.
144A,5.50%, 9/30/27	1,019,000	1,018,829
144A,6.50%, 6/1/32	390,000	402,860
Twilio, Inc.
3.625%, 3/15/29	257,000	237,635
3.875%, 3/15/31	263,000	241,532
UKG, Inc.,144A,6.875%, 2/1/31	1,293,000	1,338,581

(Cost $7,998,274)		8,005,082

	Principal Amount $	Value $

Utilities — 3.1%
Electric — 3.1%
Calpine Corp.
144A,5.25%, 6/1/26	216,000	215,454
144A,4.50%, 2/15/28	622,000	603,769
144A,3.75%, 3/1/31	478,000	436,918
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	416,000	404,518
144A,3.75%, 2/15/31	492,000	446,791
NRG Energy, Inc.,5.75%, 1/15/28	421,000	421,838
PG&E Corp.,5.00%, 7/1/28	515,000	504,846
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	518,000	517,858
144A,5.625%, 2/15/27	687,000	686,448
144A,5.00%, 7/31/27	687,000	680,467
144A,4.375%, 5/1/29	647,000	619,843
144A,7.75%, 10/15/31	735,000	782,595
144A,6.875%, 4/15/32	519,000	539,419

(Cost $6,800,926)		6,860,764

TOTAL CORPORATE BONDS

(Cost $215,891,183)		216,334,395

	Number of Shares

SECURITIES LENDING COLLATERAL — 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

(Cost $4,418,701)	4,418,701	4,418,701

CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

(Cost $3,352,412)	3,352,412	3,352,412

TOTAL INVESTMENTS — 101.3%

(Cost $223,662,296)		224,105,508

Other assets and liabilities, net — (1.3%)		(2,981,837)

NET ASSETS — 100.0%		221,123,671

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2024

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
SECURITIES LENDING COLLATERAL —2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)
—	4,418,701	(d)	—	—	—	18,028	—	4,418,701	4,418,701

CASH EQUIVALENTS —1.5%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)
3,360,237	34,460,894		(34,468,719)	—	—	124,292	—	3,352,412	3,352,412

3,360,237	38,879,595		(34,468,719)	—	—	142,320	—	7,771,113	7,771,113

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $4,323,910, which is 2.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$216,334,395	$—	$216,334,395
Short-Term Investments (a)	7,771,113	—	—	7,771,113

TOTAL	$7,771,113	$216,334,395	$—	$224,105,508

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF

August 31, 2024

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 99.4%
Xtrackers High Beta High Yield Bond ETF(a)	22,359	935,948
Xtrackers USD High Yield Corporate Bond ETF(a)	1,138,534	41,533,720

(Cost $44,034,163)		42,469,668

	Number of Shares	Value $

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

(Cost $260,490)	260,490	260,490

TOTAL INVESTMENTS — 100.0%

(Cost $44,294,653)		42,730,158

Other assets and liabilities, net — (0.0)%		(7,909)
NET ASSETS — 100.0%		42,722,249

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

EXCHANGE-TRADED FUNDS — 99.4%
Xtrackers High Beta High Yield Bond ETF (a)
967,365	49,752	(125,776)		(2,292)	46,899	74,577	—	22,359	935,948
Xtrackers USD High Yield Corporate Bond ETF (a)
42,650,693	2,209,616	(5,594,637)		(13,324)	2,281,372	2,637,542	—	1,138,534	41,533,720
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)
6,535,150	—	(6,535,150	) (d)	—	—	4,259	—	—	—
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)
311,422	197,825	(248,757)		—	—	15,069	—	260,490	260,490

50,464,630	2,457,193	(12,504,320)		(15,616)	2,328,271	2,731,447	—	1,421,383	42,730,158

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$42,469,668	$—	$—	$42,469,668
Short-Term Investments (a)	260,490	—	—	260,490

TOTAL	$42,730,158	$—	$—	$42,730,158

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

August 31, 2024

	Principal Amount $	Value $

CORPORATE BONDS — 97.7%
Basic Materials — 4.5%
Chemicals — 2.3%
ASP Unifrax Holdings, Inc.,144A,5.25%, 9/30/28	137,000	71,038
Avient Corp.,144A,5.75%, 5/15/25	116,000	116,176
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	104,000	96,529
Chemours Co.
5.375%, 5/15/27	85,000	82,666
144A,5.75%, 11/15/28	140,000	131,349
Consolidated Energy Finance SA,144A,5.625%, 10/15/28	93,000	75,522
INEOS Finance PLC
144A,6.75%, 5/15/28 (a)	76,000	76,621
144A,7.50%, 4/15/29	129,000	133,674
INEOS Quattro Finance 2 PLC,144A,9.625%, 3/15/29	50,000	53,993
Methanex Corp.,5.125%, 10/15/27	131,000	129,028
NOVA Chemicals Corp.
144A,5.00%, 5/1/25	47,000	46,785
144A,5.25%, 6/1/27	187,000	184,787
144A,8.50%, 11/15/28	74,000	78,987
144A,4.25%, 5/15/29 (a)	110,000	100,458
Olin Corp.
5.125%, 9/15/27	98,000	96,893
5.625%, 8/1/29	110,000	109,772
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28	180,000	171,706
144A,6.625%, 5/1/29	124,000	118,788
Tronox, Inc.,144A,4.625%, 3/15/29	185,000	168,774
WR Grace Holdings LLC
144A,4.875%, 6/15/27	140,000	137,081
144A,5.625%, 8/15/29	200,000	185,632

(Cost $2,346,170)		2,366,259

Forest Products & Paper — 0.1%
Mercer International, Inc.,5.125%, 2/1/29

(Cost $136,477)	156,000	127,682

Iron/Steel — 0.6%
Cleveland-Cliffs, Inc.,5.875%, 6/1/27	95,000	94,935
Mineral Resources Ltd.
144A,8.125%, 5/1/27	123,000	124,159
144A,8.00%, 11/1/27	111,000	112,870
144A,9.25%, 10/1/28	195,000	206,251
United States Steel Corp.,6.875%, 3/1/29	84,000	84,786

(Cost $611,471)		623,001

	Principal Amount $	Value $

Mining — 1.5%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27	140,000	139,824
144A,6.125%, 5/15/28	89,000	90,228
144A,4.125%, 3/31/29	90,000	85,836
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27	267,000	265,049
144A,9.375%, 3/1/29	290,000	308,924
FMG Resources August 2006 Pty Ltd.,144A,4.50%, 9/15/27	113,000	109,422
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	85,000	84,014
144A,6.125%, 4/1/29	120,000	121,230
Kaiser Aluminum Corp.,144A,4.625%, 3/1/28	88,000	83,663
Nexa Resources SA,144A,6.50%, 1/18/28	71,000	73,741
Novelis Corp.,144A,3.25%, 11/15/26	133,000	128,150
Vedanta Resources Finance II PLC,144A,9.25%, 4/23/26	100,000	99,279

(Cost $1,534,919)		1,589,360

Communications — 18.1%
Advertising — 1.1%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	222,000	217,054
144A,7.75%, 4/15/28	173,000	150,953
144A,9.00%, 9/15/28 (a)	133,000	141,498
144A,7.50%, 6/1/29	178,000	150,226
Lamar Media Corp.,3.75%, 2/15/28	106,000	101,659
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	129,000	128,212
144A,4.25%, 1/15/29	85,000	80,304
Stagwell Global LLC,144A,5.625%, 8/15/29	190,000	180,281

(Cost $1,106,356)		1,150,187

Internet — 1.7%
Cogent Communications Group LLC
144A,3.50%, 5/1/26	89,000	86,207
144A,7.00%, 6/15/27	80,000	81,051
Gen Digital, Inc.
144A,5.00%, 4/15/25	195,000	194,420
144A,6.75%, 9/30/27	160,000	164,013
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	107,000	106,746
144A,3.50%, 3/1/29	147,000	136,808
Match Group Holdings II LLC
144A,5.00%, 12/15/27	80,000	78,768
144A,4.625%, 6/1/28	89,000	85,657

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	86,000	85,504
Rakuten Group, Inc.
144A,11.25%, 2/15/27	320,000	347,885
144A,9.75%, 4/15/29	343,000	369,968

(Cost $1,682,444)		1,737,027

Media — 9.7%
AMC Networks, Inc.
144A,10.25%, 1/15/29	150,000	150,881
4.25%, 2/15/29 (a)	169,000	120,022
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	130,000	129,790
144A,5.125%, 5/1/27	577,000	565,959
144A,5.00%, 2/1/28	434,000	418,541
144A,5.375%, 6/1/29	253,000	240,226
CSC Holdings LLC
144A,5.50%, 4/15/27 (a)	233,000	190,993
144A,5.375%, 2/1/28	169,000	130,119
144A,7.50%, 4/1/28	183,000	94,683
144A,11.25%, 5/15/28	175,000	155,690
144A,11.75%, 1/31/29	353,000	311,922
144A,6.50%, 2/1/29	303,000	229,002
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,5.875%, 8/15/27	640,000	620,335
DISH DBS Corp.
5.875%, 11/15/24	353,000	344,257
7.75%, 7/1/26	345,000	232,458
144A,5.25%, 12/1/26	489,000	419,807
7.375%, 7/1/28	171,000	88,175
144A,5.75%, 12/1/28	430,000	331,652
5.125%, 6/1/29	260,000	118,655
DISH Network Corp.,144A,11.75%, 11/15/27	602,000	612,616
Gray Television, Inc.
144A,7.00%, 5/15/27 (a)	119,000	114,886
144A,10.50%, 7/15/29	222,000	228,058
iHeartCommunications, Inc.
6.375%, 5/1/26 (a)	143,000	120,242
8.375%, 5/1/27 (a)	157,000	71,641
144A,5.25%, 8/15/27	132,000	82,701
144A,4.75%, 1/15/28	84,000	48,281
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	206,000	188,550
144A,5.125%, 7/15/29 (a)	146,000	118,062
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	147,000	144,223
144A,8.00%, 8/1/29	110,000	109,652
News Corp.,144A,3.875%, 5/15/29	178,000	167,564

	Principal Amount $	Value $

Nexstar Media, Inc.
144A,5.625%, 7/15/27	280,000	273,861
144A,4.75%, 11/1/28 (a)	178,000	166,504
Radiate Holdco LLC / Radiate Finance, Inc.
144A,4.50%, 9/15/26	156,000	123,773
144A,6.50%, 9/15/28	174,000	93,780
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	160,000	153,176
144A,5.00%, 8/1/27	263,000	257,346
144A,4.00%, 7/15/28	367,000	344,116
144A,5.50%, 7/1/29	200,000	194,833
Sunrise HoldCo IV BV,144A,5.50%, 1/15/28	55,000	54,314
TEGNA, Inc.
144A,4.75%, 3/15/26	82,000	81,053
4.625%, 3/15/28	178,000	167,972
Telenet Finance Luxembourg Notes SARL,144A,5.50%, 3/1/28	200,000	194,115
Univision Communications, Inc.
144A,6.625%, 6/1/27	267,000	264,516
144A,8.00%, 8/15/28	255,000	258,199
144A,4.50%, 5/1/29	187,000	164,314
Virgin Media Secured Finance PLC,144A,5.50%, 5/15/29	253,000	240,013
VTR Finance NV,144A,6.375%, 7/15/28	86,000	79,173
Ziggo Bond Co. BV,144A,6.00%, 1/15/27	66,000	65,852

(Cost $10,440,141)		10,076,553

Telecommunications — 5.6%
Altice Financing SA
144A,5.00%, 1/15/28	213,000	171,344
144A,5.75%, 8/15/29	355,000	273,870
Altice France Holding SA
144A,10.50%, 5/15/27	274,000	108,705
144A,6.00%, 2/15/28	188,000	61,711
Altice France SA
144A,8.125%, 2/1/27	302,000	243,236
144A,5.50%, 1/15/28	195,000	139,008
144A,5.125%, 1/15/29	84,000	58,426
144A,5.125%, 7/15/29	432,000	301,935
C&W Senior Finance Ltd.,144A,6.875%, 9/15/27	217,000	213,865
CommScope LLC
144A,6.00%, 3/1/26	248,000	239,010
144A,8.25%, 3/1/27	142,000	118,810
144A,7.125%, 7/1/28	114,000	84,108
CommScope Technologies LLC
144A,6.00%, 6/15/25	233,000	223,515
144A,5.00%, 3/15/27	133,000	101,960

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Connect Finco SARL / Connect US Finco LLC,144A,6.75%, 10/1/26	365,000	362,386
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	71,000	62,314
144A,6.50%, 10/1/28	132,000	121,143
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	174,000	173,522
144A,5.00%, 5/1/28	272,000	264,377
144A,6.75%, 5/1/29	178,000	171,858
Hughes Satellite Systems Corp.
5.25%, 8/1/26	133,000	111,328
6.625%, 8/1/26	133,000	71,858
Iliad Holding SASU
144A,6.50%, 10/15/26	124,000	125,193
144A,7.00%, 10/15/28	152,000	154,401
Level 3 Financing, Inc.
144A,4.25%, 7/1/28	80,000	56,606
144A,10.50%, 4/15/29	120,000	129,236
144A,4.875%, 6/15/29 (a)	107,000	83,733
Lumen Technologies, Inc.,144A,4.50%, 1/15/29	70,000	39,776
Millicom International Cellular SA
144A,5.125%, 1/15/28	63,900	61,879
144A,6.25%, 3/25/29	108,000	106,929
Sable International Finance Ltd.,144A,5.75%, 9/7/27	95,000	94,074
VEON Holdings BV,144A,3.375%, 11/25/27	212,000	178,080
Viasat, Inc.
144A,5.625%, 9/15/25	96,000	95,143
144A,5.625%, 4/15/27	107,000	101,649
144A,6.50%, 7/15/28 (a)	67,000	55,973
Windstream Escrow LLC / Windstream Escrow Finance Corp.,144A,7.75%, 8/15/28	249,000	243,318
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27 (a)	263,000	229,851
144A,6.125%, 3/1/28	184,000	142,437
Zegona Finance PLC,144A,8.625%, 7/15/29	156,000	162,347

(Cost $5,863,967)		5,738,914

Consumer, Cyclical — 18.7%
Airlines — 1.5%
Air Canada,144A,3.875%, 8/15/26	223,000	215,356
American Airlines Group, Inc.,144A,3.75%, 3/1/25	65,000	64,275
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)	133,000	133,952
144A,8.50%, 5/15/29	178,000	185,171

	Principal Amount $	Value $

Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,144A,11.00%, 4/15/29	171,000	174,196
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25	103,000	64,394
144A,8.00%, 9/20/25 (a)	89,000	55,642
United Airlines, Inc.
144A,4.375%, 4/15/26	355,000	346,789
144A,4.625%, 4/15/29	333,000	317,209

(Cost $1,623,695)		1,556,984

Apparel — 0.2%
Hanesbrands, Inc.,144A,4.875%, 5/15/26

(Cost $159,584)	160,000	159,045

Auto Manufacturers — 0.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	71,000	69,567
144A,5.875%, 6/1/29	90,000	90,321
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	181,000	184,832

(Cost $335,434)		344,720

Auto Parts & Equipment — 2.2%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	122,000	120,614
144A,7.00%, 4/15/28	88,000	90,524
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	89,000	89,525
6.875%, 7/1/28	75,000	75,432
Clarios Global LP,144A,6.75%, 5/15/25	80,000	80,264
Clarios Global LP / Clarios US Finance Co.
144A,6.25%, 5/15/26	150,000	150,409
144A,8.50%, 5/15/27	282,000	285,296
144A,6.75%, 5/15/28	133,000	136,859
Dana, Inc.
5.375%, 11/15/27	76,000	75,490
5.625%, 6/15/28	68,000	67,082
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	75,000	75,316
5.00%, 5/31/26	154,000	152,213
4.875%, 3/15/27	119,000	116,359
5.00%, 7/15/29 (a)	146,000	135,724
Tenneco, Inc.,144A,8.00%, 11/17/28	328,000	306,969
ZF North America Capital, Inc.
144A,4.75%, 4/29/25	195,000	193,745

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,6.875%, 4/14/28	107,000	110,637

(Cost $2,212,719)		2,262,458

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.,144A,4.00%, 1/15/28	129,000	124,404
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	204,000	189,167
Ritchie Bros Holdings, Inc.,144A,6.75%, 3/15/28	99,000	101,977

(Cost $408,843)		415,548

Entertainment — 2.5%
Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	130,000	135,452
AMC Entertainment Holdings, Inc.,144A,7.50%, 2/15/29 (a)	169,000	123,259
Banijay Entertainment SAS,144A,8.125%, 5/1/29	71,000	73,906
Caesars Entertainment, Inc.,144A,8.125%, 7/1/27	315,000	321,900
Churchill Downs, Inc.
144A,5.50%, 4/1/27	107,000	106,780
144A,4.75%, 1/15/28	124,000	121,012
Cinemark USA, Inc.,144A,5.25%, 7/15/28 (a)	139,000	136,665
International Game Technology PLC
144A,6.50%, 2/15/25	89,000	89,095
144A,4.125%, 4/15/26	107,000	105,148
144A,6.25%, 1/15/27	133,000	135,281
144A,5.25%, 1/15/29	133,000	131,775
Light & Wonder International, Inc.,144A,7.00%, 5/15/28	80,000	80,953
Live Nation Entertainment, Inc.
144A,4.875%, 11/1/24	107,000	106,844
144A,6.50%, 5/15/27	193,000	196,503
144A,4.75%, 10/15/27	169,000	164,753
144A,3.75%, 1/15/28	89,000	84,545
Mohegan Tribal Gaming Authority
144A,8.00%, 2/1/26	209,000	202,813
144A,13.25%, 12/15/27	93,000	105,734
Motion Bondco DAC,144A,6.625%, 11/15/27	73,000	69,120
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	68,000	66,923
144A,4.125%, 7/1/29	66,000	59,159

(Cost $2,574,745)		2,617,620

Food Service — 0.5%
Aramark Services, Inc.
144A,5.00%, 4/1/25	76,000	75,923
144A,5.00%, 2/1/28	204,000	200,301
TKC Holdings, Inc.
144A,6.875%, 5/15/28	76,000	75,724

	Principal Amount $	Value $

144A,10.50%, 5/15/29	110,000	109,833

(Cost $447,999)		461,781

Home Builders — 0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC,144A,6.25%, 9/15/27	110,000	109,808
Century Communities, Inc.
6.75%, 6/1/27	90,000	90,871
144A,3.875%, 8/15/29	85,000	78,822
Mattamy Group Corp.,144A,5.25%, 12/15/27	89,000	88,104
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	89,000	90,148
144A,5.75%, 1/15/28	80,000	80,734

(Cost $517,230)		538,487

Home Furnishings — 0.1%
Tempur Sealy International, Inc.,144A,4.00%, 4/15/29

(Cost $127,467)	142,000	131,814

Housewares — 0.5%
Newell Brands, Inc.
4.875%, 6/1/25	89,000	88,783
5.70%, 4/1/26	323,000	322,200
6.375%, 9/15/27 (a)	89,000	89,700

(Cost $502,321)		500,683

Leisure Time — 3.7%
Carnival Corp.
144A,7.625%, 3/1/26	240,000	242,592
144A,5.75%, 3/1/27	466,000	467,835
144A,6.00%, 5/1/29 (a)	355,000	356,829
Carnival Holdings Bermuda Ltd.,144A,10.375%, 5/1/28	361,000	390,780
Life Time, Inc.
144A,5.75%, 1/15/26	113,000	113,102
144A,8.00%, 4/15/26	100,000	101,574
NCL Corp. Ltd.
144A,3.625%, 12/15/24	84,000	83,589
144A,5.875%, 3/15/26	265,000	265,021
144A,5.875%, 2/15/27	178,000	178,539
144A,8.375%, 2/1/28	110,000	116,179
144A,8.125%, 1/15/29	150,000	160,551
144A,7.75%, 2/15/29	92,000	98,240
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	105,000	103,351
144A,5.50%, 8/31/26	178,000	178,387
144A,5.375%, 7/15/27	178,000	178,463
3.70%, 3/15/28	93,000	89,062
144A,5.50%, 4/1/28	247,000	249,062

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Sabre GLBL, Inc.
144A,8.625%, 6/1/27	150,000	144,303
144A,11.25%, 12/15/27	99,000	100,337
Viking Cruises Ltd.
144A,5.875%, 9/15/27	155,000	154,932
144A,7.00%, 2/15/29	65,000	65,888

(Cost $3,699,335)		3,838,616

Lodging — 2.4%
Boyd Gaming Corp.,4.75%, 12/1/27	178,000	174,999
Hilton Domestic Operating Co., Inc.
144A,5.375%, 5/1/25	91,000	90,975
144A,5.75%, 5/1/28	89,000	89,219
144A,5.875%, 4/1/29	72,000	73,423
144A,3.75%, 5/1/29	142,000	133,672
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc,144A,5.00%, 6/1/29	151,000	142,876
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29	89,000	82,858
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25	178,000	175,995
144A,5.25%, 4/26/26	85,000	83,168
144A,5.625%, 7/17/27	107,000	103,160
144A,5.75%, 7/21/28	151,000	144,110
MGM Resorts International
5.75%, 6/15/25	101,000	101,061
4.625%, 9/1/26	71,000	70,090
5.50%, 4/15/27	120,000	120,068
4.75%, 10/15/28	133,000	129,555
Station Casinos LLC,144A,4.50%, 2/15/28	123,000	118,128
Studio City Finance Ltd.
144A,6.50%, 1/15/28	82,000	78,982
144A,5.00%, 1/15/29	185,000	165,411
Travel + Leisure Co.
144A,6.625%, 7/31/26	115,000	117,119
6.00%, 4/1/27	73,000	73,244
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A,5.50%, 3/1/25	100,000	99,981
144A,5.25%, 5/15/27	160,000	159,036

(Cost $2,467,559)		2,527,130

Retail — 3.9%
1011778 BC ULC / New Red Finance, Inc.
144A,5.75%, 4/15/25	100,000	99,928
144A,3.875%, 1/15/28	269,000	257,150
144A,4.375%, 1/15/28	133,000	128,981
144A,3.50%, 2/15/29	120,000	112,030
144A,6.125%, 6/15/29	213,000	217,691

	Principal Amount $	Value $

Asbury Automotive Group, Inc.,4.50%, 3/1/28	72,000	69,871
Bath & Body Works, Inc.
5.25%, 2/1/28	79,000	77,943
7.50%, 6/15/29 (a)	90,000	93,381
eG Global Finance PLC,144A,12.00%, 11/30/28	195,000	212,926
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	113,000	113,415
144A,5.875%, 4/1/29	147,000	137,941
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,144A,4.625%, 1/15/29	178,000	166,643
FirstCash, Inc.,144A,4.625%, 9/1/28	92,000	88,223
Group 1 Automotive, Inc.,144A,4.00%, 8/15/28	130,000	123,081
Lithia Motors, Inc.
144A,4.625%, 12/15/27	75,000	73,296
144A,3.875%, 6/1/29	142,000	131,831
Macy’s Retail Holdings LLC,144A,5.875%, 4/1/29	89,000	87,338
Michaels Cos., Inc.
144A,5.25%, 5/1/28	151,000	118,717
144A,7.875%, 5/1/29	193,000	114,916
NMG Holding Co, Inc. / Neiman Marcus Group LLC,144A,7.125%, 4/1/26	195,000	197,576
Penske Automotive Group, Inc.
3.50%, 9/1/25	100,000	98,520
3.75%, 6/15/29	93,000	86,637
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	188,000	180,038
144A,7.75%, 2/15/29	204,000	201,227
QVC, Inc.
4.45%, 2/15/25	99,000	98,292
4.75%, 2/15/27	103,000	90,334
4.375%, 9/1/28	89,000	67,075
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	206,000	205,061
3.45%, 6/1/26	260,000	247,615
8.125%, 8/15/29	120,000	120,314

(Cost $3,971,995)		4,017,991

Consumer, Non-cyclical — 16.3%
Agriculture — 0.3%
Darling Ingredients, Inc.,144A,5.25%, 4/15/27	119,000	118,807
Vector Group Ltd.
144A,10.50%, 11/1/26	54,000	54,883

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,5.75%, 2/1/29	163,000	165,384

(Cost $321,770)		339,074

Beverages — 0.1%
Primo Water Holdings, Inc.,144A,4.375%, 4/30/29

(Cost $123,264)	134,000	127,350

Commercial Services — 4.5%
ADT Security Corp.,144A,4.125%, 8/1/29	170,000	161,603
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	59,000	58,870
Albion Financing 2 SARL,144A,8.75%, 4/15/27	132,000	135,073
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,9.75%, 7/15/27	187,000	187,787
144A,6.00%, 6/1/29 (a)	161,000	143,439
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	218,000	202,421
APX Group, Inc.
144A,6.75%, 2/15/27	98,000	98,293
144A,5.75%, 7/15/29	142,000	140,826
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,5.75%, 7/15/27	71,000	69,603
144A,4.75%, 4/1/28	94,000	87,262
144A,5.375%, 3/1/29 (a)	105,000	96,301
Block, Inc.,2.75%, 6/1/26	178,000	171,122
Brink’s Co.
144A,4.625%, 10/15/27	107,000	104,867
144A,6.50%, 6/15/29	59,000	61,104
Garda World Security Corp.
144A,4.625%, 2/15/27	96,000	93,698
144A,9.50%, 11/1/27	107,000	108,062
144A,7.75%, 2/15/28	71,000	74,534
144A,6.00%, 6/1/29	90,000	85,226
Herc Holdings, Inc.
144A,5.50%, 7/15/27	213,000	211,630
144A,6.625%, 6/15/29	130,000	133,796
Hertz Corp.
144A,4.625%, 12/1/26 (a)	89,000	69,950
144A,12.625%, 7/15/29 (a)	127,000	135,387
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	240,000	240,708
144A,3.375%, 8/31/27	169,000	160,179
144A,6.25%, 1/15/28	231,000	230,328

	Principal Amount $	Value $

RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	182,000	180,464
144A,10.875%, 8/1/29	83,000	81,303
Service Corp. International
4.625%, 12/15/27	98,000	96,255
5.125%, 6/1/29	130,000	128,791
Sotheby’s,144A,7.375%, 10/15/27	136,000	130,553
United Rentals North America, Inc.
5.50%, 5/15/27	87,000	87,340
3.875%, 11/15/27	133,000	128,488
4.875%, 1/15/28	297,000	293,190
Williams Scotsman, Inc.
144A,6.125%, 6/15/25	60,000	59,900
144A,4.625%, 8/15/28	89,000	86,149
144A,6.625%, 6/15/29	89,000	91,972

(Cost $4,556,203)		4,626,474

Cosmetics/Personal Care — 0.6%
Coty, Inc.,144A,5.00%, 4/15/26	129,000	128,714
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	133,000	132,059
144A,4.125%, 4/1/29	89,000	84,434
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	85,000	84,661
4.375%, 3/15/26	105,000	103,525
Prestige Brands, Inc.,144A,5.125%, 1/15/28	72,000	71,019

(Cost $597,588)		604,412

Food — 1.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	133,000	128,589
144A,7.50%, 3/15/26	70,000	70,994
144A,4.625%, 1/15/27	251,000	245,491
144A,5.875%, 2/15/28	130,000	129,812
144A,6.50%, 2/15/28	141,000	142,970
144A,3.50%, 3/15/29	240,000	223,143
B&G Foods, Inc.
5.25%, 9/15/27 (a)	92,000	87,122
144A,8.00%, 9/15/28	142,000	147,806
Lamb Weston Holdings, Inc.,144A,4.875%, 5/15/28	92,000	90,630
Performance Food Group, Inc.
144A,5.50%, 10/15/27	188,000	187,195
144A,4.25%, 8/1/29	170,000	160,622
Post Holdings, Inc.,144A,5.625%, 1/15/28	66,000	65,902
US Foods, Inc.
144A,6.875%, 9/15/28	92,000	95,816

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,4.75%, 2/15/29	160,000	156,193

(Cost $1,899,686)		1,932,285

Healthcare-Products — 1.8%
Avantor Funding, Inc.,144A,4.625%, 7/15/28	275,000	267,902
Bausch + Lomb Corp.,144A,8.375%, 10/1/28	229,000	240,786
Hologic, Inc.
144A,4.625%, 2/1/28	117,000	114,373
144A,3.25%, 2/15/29	136,000	125,715
Medline Borrower LP,144A,3.875%, 4/1/29	770,000	727,937
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	267,000	275,564
Teleflex, Inc.
4.625%, 11/15/27	89,000	87,379
144A,4.25%, 6/1/28	85,000	81,769

(Cost $1,852,768)		1,921,425

Healthcare-Services — 3.8%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	87,000	86,607
144A,3.125%, 2/15/29	98,000	95,667
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	91,000	87,995
144A,3.75%, 3/15/29	93,000	87,213
CHS/Community Health Systems, Inc.
144A,5.625%, 3/15/27	338,000	327,411
144A,8.00%, 12/15/27	124,000	124,333
144A,6.875%, 4/1/28	106,000	83,753
144A,6.00%, 1/15/29	114,000	108,408
144A,6.875%, 4/15/29	211,000	181,790
Encompass Health Corp., 4.50%, 2/1/28	147,000	143,832
IQVIA, Inc.
144A,5.00%, 10/15/26	205,000	203,845
144A,5.00%, 5/15/27	187,000	185,799
Legacy LifePoint Health LLC,144A,4.375%, 2/15/27	84,000	82,030
LifePoint Health, Inc., 144A,5.375%, 1/15/29	89,000	83,166
Molina Healthcare, Inc., 144A,4.375%, 6/15/28	139,000	133,848
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28	187,000	138,034
144A,5.75%, 11/1/28 (a)	168,000	74,725
Radiology Partners, Inc., 144A,4.275% Cash 3.50% PIK, PIK, 1/31/29	129,538	124,680
Select Medical Corp., 144A, 6.25%, 8/15/26	217,000	218,228

	Principal Amount $	Value $

Tenet Healthcare Corp.
6.25%, 2/1/27	267,000	267,751
5.125%, 11/1/27	187,000	185,519
4.625%, 6/15/28	107,000	104,642
6.125%, 10/1/28	444,000	445,228
4.25%, 6/1/29	249,000	239,185
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	142,000	145,445

(Cost $3,922,966)		3,959,134

Pharmaceuticals — 3.3%
AdaptHealth LLC,144A, 4.625%, 8/1/29	87,000	79,474
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	104,000	94,271
144A,8.50%, 1/31/27	114,000	84,939
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	283,000	272,741
144A,9.00%, 12/15/25	92,000	85,288
144A,6.125%, 2/1/27	178,000	152,172
144A,5.75%, 8/15/27	89,000	72,187
144A,5.00%, 1/30/28	77,000	43,703
144A,4.875%, 6/1/28	274,000	204,997
144A,11.00%, 9/30/28	304,000	278,920
144A,5.00%, 2/15/29	80,000	41,691
144A,6.25%, 2/15/29 (a)	142,000	75,438
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	88,000	84,600
Grifols SA,144A, 4.75%, 10/15/28 (a)	125,000	118,850
HLF Financing Sarl LLC / Herbalife International, Inc, 144A,12.25%, 4/15/29	142,000	142,121
HLF Financing Sarl LLC / Herbalife International, Inc., 144A,4.875%, 6/1/29	100,000	63,250
Jazz Securities DAC, 144A,4.375%, 1/15/29	267,000	254,328
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A,4.125%, 4/30/28	373,000	356,865
Owens & Minor, Inc., 144A,4.50%, 3/31/29	85,000	77,433
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 1/31/25	76,000	76,217
3.15%, 10/1/26	560,000	536,693
6.75%, 3/1/28	222,000	231,371

(Cost $3,272,042)		3,427,549

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG,144A,10.50%, 5/15/28

(Cost $90,763)	89,000	94,865

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Energy — 11.5%
Energy-Alternate Sources — 0.2%
Sunnova Energy Corp.,144A,11.75%, 10/1/28 (a)	70,000	65,057
TerraForm Power Operating LLC, 144A, 5.00%, 1/31/28	120,000	117,832

(Cost $176,132)		182,889

Oil & Gas — 5.0%
Antero Resources Corp.,144A,7.625%, 2/1/29	75,000	77,814
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,7.00%, 11/1/26	102,000	102,404
144A,8.25%, 12/31/28	110,000	113,110
144A,5.875%, 6/30/29	55,000	55,028
California Resources Corp.,144A, 8.25%, 6/15/29	156,000	161,035
Chesapeake Energy Corp.
144A,5.50%, 2/1/26	89,000	89,107
144A,5.875%, 2/1/29	62,000	62,186
144A,6.75%, 4/15/29	184,000	186,865
Civitas Resources, Inc.
144A,5.00%, 10/15/26	71,000	70,056
144A,8.375%, 7/1/28	240,000	253,323
CNX Resources Corp.,144A,6.00%, 1/15/29	85,000	85,455
Comstock Resources, Inc.
144A,6.75%, 3/1/29	205,000	201,812
144A,6.75%, 3/1/29	71,000	69,786
Crescent Energy Finance LLC,144A,9.25%, 2/15/28	143,000	151,721
CVR Energy, Inc.
144A,5.75%, 2/15/28	65,000	61,618
144A,8.50%, 1/15/29	107,000	109,110
Encino Acquisition Partners Holdings LLC,144A,8.50%, 5/1/28	124,000	128,232
Energean PLC,144A,6.50%, 4/30/27	80,000	79,082
Kosmos Energy Ltd.
144A,7.125%, 4/4/26	175,000	174,441
144A,7.75%, 5/1/27	106,000	104,902
144A,7.50%, 3/1/28	30,000	29,257
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25	112,000	110,388
144A,REGS, 6.50%, 6/30/27	107,000	102,737
Matador Resources Co.,144A,6.875%, 4/15/28	88,000	90,342
Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	89,000	94,065
Murphy Oil Corp.,5.875%, 12/1/27	73,000	73,374

	Principal Amount $	Value $

Nabors Industries, Inc.,144A,7.375%, 5/15/27	130,000	131,613
Northern Oil & Gas, Inc.,144A,8.125%, 3/1/28	134,000	137,116
Parkland Corp.,144A,5.875%, 7/15/27	78,000	78,078
PBF Holding Co. LLC / PBF Finance Corp.,6.00%, 2/15/28	147,000	145,671
Permian Resources Operating LLC
144A,8.00%, 4/15/27	96,000	99,210
144A,5.875%, 7/1/29	129,000	129,121
Puma International Financing SA,144A,7.75%, 4/25/29	89,000	91,235
Range Resources Corp.
4.875%, 5/15/25	110,000	109,481
8.25%, 1/15/29	60,000	62,225
SM Energy Co.
6.75%, 9/15/26	75,000	75,128
6.625%, 1/15/27	74,000	74,375
6.50%, 7/15/28	69,000	69,440
144A,6.75%, 8/1/29	130,000	132,135
Southwestern Energy Co.,5.375%, 2/1/29	130,000	128,426
Sunoco LP,144A,7.00%, 5/1/29	133,000	138,647
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	100,000	100,335
144A,7.00%, 9/15/28	89,000	92,914
4.50%, 5/15/29	130,000	124,922
Talos Production, Inc.,144A,9.00%, 2/1/29	118,000	125,457
Transocean, Inc.
144A,8.00%, 2/1/27	116,000	116,061
144A,8.25%, 5/15/29	152,000	154,135
Tullow Oil PLC,144A,7.00%, 3/1/25	88,000	86,488

(Cost $5,132,713)		5,239,463

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	32,000	32,255
144A,6.25%, 4/1/28	142,000	142,716
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	139,000	140,362
144A,7.125%, 3/15/29	178,000	182,987
Viridien,144A,8.75%, 4/1/27 (a)	88,000	84,511

(Cost $569,916)		582,831

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Pipelines — 5.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	104,000	103,954
144A,5.75%, 1/15/28	115,000	115,121
144A,5.375%, 6/15/29	120,000	118,638
Blue Racer Midstream LLC / Blue Racer Finance Corp.,144A,7.00%, 7/15/29	85,000	88,467
Buckeye Partners LP
144A,4.125%, 3/1/25	57,000	56,703
3.95%, 12/1/26	107,000	104,042
4.125%, 12/1/27	80,000	76,800
144A,4.50%, 3/1/28	89,000	85,388
144A,6.875%, 7/1/29	102,000	104,407
Delek Logistics Partners LP / Delek Logistics Finance Corp.,144A,8.625%, 3/15/29	182,000	191,511
DT Midstream, Inc.,144A,4.125%, 6/15/29	205,000	194,922
EQM Midstream Partners LP
144A,6.00%, 7/1/25	48,000	48,092
4.125%, 12/1/26	89,000	87,494
144A,7.50%, 6/1/27	79,000	81,479
144A,6.50%, 7/1/27	134,000	137,433
5.50%, 7/15/28	151,000	152,129
144A,4.50%, 1/15/29	142,000	137,736
144A,6.375%, 4/1/29	104,000	107,001
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	174,000	178,289
7.75%, 2/1/28	121,000	123,238
8.25%, 1/15/29	107,000	111,269
Global Partners LP / GLP Finance Corp.,7.00%, 8/1/27	65,000	65,666
Harvest Midstream I LP,144A,7.50%, 9/1/28	142,000	145,739
Hess Midstream Operations LP
144A,5.625%, 2/15/26	141,000	140,724
144A,5.125%, 6/15/28	98,000	96,941
144A,6.50%, 6/1/29	90,000	92,937
Howard Midstream Energy Partners LLC,144A,8.875%, 7/15/28	90,000	96,019
ITT Holdings LLC,144A,6.50%, 8/1/29	212,000	200,075
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	167,000	162,953
144A,6.50%, 9/30/26 (a)	256,000	221,810
144A,8.75%, 3/15/29 (a)	128,000	107,380
NGL Energy Operating LLC / NGL Energy Finance Corp.,144A,8.125%, 2/15/29	154,000	157,623

	Principal Amount $	Value $

NuStar Logistics LP
5.75%, 10/1/25	110,000	110,133
6.00%, 6/1/26	96,000	96,970
5.625%, 4/28/27	98,000	98,334
Rockies Express Pipeline LLC
144A,3.60%, 5/15/25	71,000	69,916
144A,4.95%, 7/15/29	98,000	93,746
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	76,000	75,845
144A,5.50%, 1/15/28	133,000	128,422
144A,7.375%, 2/15/29	143,000	146,285
Venture Global Calcasieu Pass LLC,144A,3.875%, 8/15/29	200,000	189,221
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	400,000	419,197
144A,9.50%, 2/1/29	533,000	600,992

(Cost $5,851,708)		5,921,041

Financial — 12.1%
Banks — 0.3%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26	98,000	98,497
144A,6.625%, 1/15/27	79,000	78,113
144A,12.00%, 10/1/28	146,000	159,082

(Cost $319,602)		335,692

Diversified Financial Services — 4.5%
AG Issuer LLC,144A,6.25%, 3/1/28	87,000	85,044
AG TTMT Escrow Issuer LLC,144A,8.625%, 9/30/27	95,000	98,554
Bread Financial Holdings, Inc.,144A,9.75%, 3/15/29	160,000	172,763
Coinbase Global, Inc.,144A,3.375%, 10/1/28	168,000	147,602
Credit Acceptance Corp.,144A,9.25%, 12/15/28	107,000	115,157
Encore Capital Group, Inc.,144A,9.25%, 4/1/29	90,000	95,918
Enova International, Inc.
144A,11.25%, 12/15/28	71,000	76,435
144A,9.125%, 8/1/29	85,000	86,369
goeasy Ltd.
144A,9.25%, 12/1/28	109,000	117,314
144A,7.625%, 7/1/29	100,000	103,210
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,144A,5.00%, 8/15/28	176,000	167,403
LD Holdings Group LLC,144A,6.125%, 4/1/28	107,000	90,501
Macquarie Airfinance Holdings Ltd.
144A,8.375%, 5/1/28	89,000	94,383

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,6.40%, 3/26/29	89,000	92,679
144A,8.125%, 3/30/29	90,000	95,781
Nationstar Mortgage Holdings, Inc.
144A,5.00%, 2/1/26	89,000	88,037
144A,6.00%, 1/15/27	107,000	106,910
144A,5.50%, 8/15/28	153,000	150,382
144A,6.50%, 8/1/29	120,000	121,059
Navient Corp.
5.875%, 10/25/24	90,000	89,942
6.75%, 6/25/25	92,000	92,394
6.75%, 6/15/26	89,000	90,667
5.00%, 3/15/27	124,000	121,861
4.875%, 3/15/28	73,000	69,544
5.50%, 3/15/29	132,000	125,475
OneMain Finance Corp.
7.125%, 3/15/26	284,000	289,623
3.50%, 1/15/27	135,000	128,106
6.625%, 1/15/28	133,000	135,680
3.875%, 9/15/28	104,000	95,877
9.00%, 1/15/29	150,000	159,574
Osaic Holdings, Inc.,144A,10.75%, 8/1/27	73,000	75,195
PennyMac Financial Services, Inc.
144A,5.375%, 10/15/25	84,000	83,792
144A,4.25%, 2/15/29	115,000	108,721
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	204,000	194,207
144A,3.625%, 3/1/29	131,000	121,724
SLM Corp.
4.20%, 10/29/25	89,000	88,242
3.125%, 11/2/26	89,000	85,138
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	116,000	115,937
144A,5.75%, 6/15/27	80,000	79,764
144A,5.50%, 4/15/29	130,000	126,886

(Cost $4,450,791)		4,583,850

Insurance — 1.2%
Acrisure LLC / Acrisure Finance, Inc.
144A,4.25%, 2/15/29	124,000	116,265
144A,8.50%, 6/15/29	88,000	91,449
144A,6.00%, 8/1/29	80,000	76,473
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A,4.25%, 10/15/27	131,000	126,377
144A,6.75%, 10/15/27	238,000	237,154
144A,6.75%, 4/15/28	222,000	226,332
AmWINS Group, Inc.,144A,6.375%, 2/15/29	133,000	136,451

	Principal Amount $	Value $

AssuredPartners, Inc.,144A,5.625%, 1/15/29	96,000	92,068
FWD Group Holdings Ltd.,144A,8.40%, 4/5/29	160,000	165,684

(Cost $1,236,971)		1,268,253

Investment Companies — 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,144A,9.75%, 1/15/29

(Cost $117,923)	115,000	120,918

Real Estate — 0.5%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp,144A,5.75%, 1/15/29 (a)	102,000	73,314
Cushman & Wakefield US Borrower LLC,144A,6.75%, 5/15/28	120,000	121,827
Howard Hughes Corp.
144A,5.375%, 8/1/28	133,000	129,457
144A,4.125%, 2/1/29	107,000	98,681
Kennedy-Wilson, Inc.,4.75%, 3/1/29	107,000	96,702

(Cost $502,263)		519,981

Real Estate Investment Trusts — 4.9%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	83,000	73,668
Brandywine Operating Partnership LP
3.95%, 11/15/27	80,000	75,324
8.875%, 4/12/29	70,000	76,135
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	168,000	167,735
144A,4.50%, 4/1/27	113,000	109,050
Diversified Healthcare Trust
9.75%, 6/15/25	78,000	78,200
4.75%, 2/15/28 (a)	89,000	78,295
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	89,000	81,210
Hudson Pacific Properties LP
3.95%, 11/1/27	71,000	63,152
4.65%, 4/1/29	81,000	67,052
Iron Mountain, Inc.
144A,4.875%, 9/15/27	179,000	175,923
144A,5.25%, 3/15/28	111,000	109,847
144A,5.00%, 7/15/28	93,000	91,515
144A,7.00%, 2/15/29	178,000	185,005

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	109,000	105,883
144A,4.75%, 6/15/29	115,000	110,922
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26 (a)	89,000	83,805
5.00%, 10/15/27 (a)	249,000	211,560
4.625%, 8/1/29	150,000	115,472
Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A,4.50%, 9/30/28	91,000	83,678
Office Properties Income Trust,4.50%, 2/1/25	92,000	77,828
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	129,000	128,448
144A,4.875%, 5/15/29	133,000	126,987
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	124,000	121,559
144A,7.25%, 7/15/28	73,000	75,973
144A,4.50%, 2/15/29	105,000	100,876
Rithm Capital Corp.,144A,8.00%, 4/1/29	140,000	139,464
RLJ Lodging Trust LP,144A,3.75%, 7/1/26	89,000	86,124
SBA Communications Corp.
3.875%, 2/15/27	266,000	257,638
3.125%, 2/1/29	267,000	245,942
Service Properties Trust
4.75%, 10/1/26	73,000	69,872
4.95%, 2/15/27	71,000	65,902
5.50%, 12/15/27	80,000	75,335
3.95%, 1/15/28	71,000	60,410
8.375%, 6/15/29	115,000	114,001
Starwood Property Trust, Inc.
144A,3.75%, 12/31/24	27,000	26,812
4.75%, 3/15/25	80,000	79,653
144A,3.625%, 7/15/26	71,000	68,404
144A,4.375%, 1/15/27	92,000	89,458
144A,7.25%, 4/1/29	100,000	104,217
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	447,000	459,139
144A,4.75%, 4/15/28	101,000	88,942
144A,6.50%, 2/15/29	189,000	144,937
Vornado Realty LP
3.50%, 1/15/25	80,000	79,246

	Principal Amount $	Value $

2.15%, 6/1/26	71,000	67,204

(Cost $4,987,833)		5,097,802

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	220,000	218,951
5.25%, 5/15/27	257,000	248,598
4.375%, 2/1/29	126,000	110,672

(Cost $575,693)		578,221

Industrial — 9.1%
Aerospace/Defense — 2.2%
Bombardier, Inc.
144A,7.875%, 4/15/27	175,000	175,705
144A,6.00%, 2/15/28	133,000	133,197
144A,7.50%, 2/1/29	139,000	146,528
Spirit AeroSystems, Inc.,4.60%, 6/15/28 (a)	124,000	118,601
TransDigm, Inc.
5.50%, 11/15/27	471,000	468,551
144A,6.75%, 8/15/28	375,000	386,024
4.625%, 1/15/29	213,000	205,084
144A,6.375%, 3/1/29	448,000	462,251
4.875%, 5/1/29	133,000	128,725

(Cost $2,147,121)		2,224,666

Building Materials — 0.8%
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28	126,000	125,139
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	85,000	84,225
Smyrna Ready Mix Concrete LLC,144A,6.00%, 11/1/28	195,000	194,805
Standard Industries, Inc.
144A,5.00%, 2/15/27	125,000	123,621
144A,4.75%, 1/15/28	178,000	173,269
Summit Materials LLC / Summit Materials Finance Corp.,144A,5.25%, 1/15/29	129,000	127,806

(Cost $812,677)		828,865

Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	103,000	99,377
144A,4.375%, 3/31/29	141,000	132,702
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	235,000	241,283
144A,6.375%, 3/15/29	160,000	164,378

(Cost $620,393)		637,740

Electronics — 0.3%
EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	185,000	192,574

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Sensata Technologies BV,144A,4.00%, 4/15/29	178,000	167,742

(Cost $338,303)		360,316

Engineering & Construction — 0.5%
Arcosa, Inc.,144A,4.375%, 4/15/29	70,000	66,433
Fluor Corp.,4.25%, 9/15/28	95,000	92,226
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	151,000	152,462
IHS Holding Ltd.
144A,5.625%, 11/29/26	89,000	86,499
144A,6.25%, 11/29/28	79,000	72,605

(Cost $451,399)		470,225

Environmental Control — 0.9%
GFL Environmental, Inc.
144A,3.75%, 8/1/25	133,000	131,655
144A,5.125%, 12/15/26	83,000	82,756
144A,4.00%, 8/1/28	133,000	126,905
144A,3.50%, 9/1/28	135,000	127,770
144A,4.75%, 6/15/29	120,000	116,217
144A,4.375%, 8/15/29	96,000	91,231
Madison IAQ LLC
144A,4.125%, 6/30/28	109,000	103,806
144A,5.875%, 6/30/29	181,000	172,644

(Cost $931,181)		952,984

Machinery-Diversified — 0.6%
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	178,000	182,687
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	89,000	92,815
TK Elevator Holdco GmbH,144A,7.625%, 7/15/28	71,000	71,168
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	277,000	272,903

(Cost $613,711)		619,573

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.,6.25%, 2/15/29	95,000	96,324
Trinity Industries, Inc.,144A,7.75%, 7/15/28	85,000	89,124

(Cost $181,991)		185,448

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	107,000	107,062
144A,3.25%, 9/1/28	111,000	100,825

	Principal Amount $	Value $

Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)	208,000	179,658
144A,5.25%, 8/15/27	174,000	104,858
144A,5.25%, 8/15/27	136,000	81,958
Ball Corp.
6.875%, 3/15/28	133,000	137,795
6.00%, 6/15/29	178,000	183,375
Berry Global, Inc.,144A,5.625%, 7/15/27	90,000	90,107
Graphic Packaging International LLC,144A,3.50%, 3/15/28	80,000	75,706
LABL, Inc.
144A,6.75%, 7/15/26	94,000	93,609
144A,10.50%, 7/15/27	123,000	121,611
144A,5.875%, 11/1/28	89,000	82,263
Mauser Packaging Solutions Holding Co.
144A,7.875%, 4/15/27	444,000	459,620
144A,9.25%, 4/15/27	239,000	243,005
Owens-Brockway Glass Container, Inc.,144A,6.625%, 5/13/27	109,000	109,461
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,144A,4.00%, 10/15/27	178,000	170,127
Sealed Air Corp.
144A,4.00%, 12/1/27	80,000	77,213
144A,6.125%, 2/1/28	134,000	136,247
144A,5.00%, 4/15/29	80,000	78,861
Silgan Holdings, Inc.,4.125%, 2/1/28	105,000	101,531

(Cost $2,749,033)		2,734,892

Transportation — 0.2%
Cargo Aircraft Management, Inc.,144A,4.75%, 2/1/28	102,000	97,811
Seaspan Corp.,144A,5.50%, 8/1/29	130,000	123,927

(Cost $217,957)		221,738

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC,144A,5.50%, 5/1/28

(Cost $165,505)	178,000	177,013

Technology — 4.5%
Computers — 1.4%
CA Magnum Holdings,144A,5.375%, 10/31/26	179,000	175,105
NCR Atleos Corp.,144A,9.50%, 4/1/29	240,000	264,611

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

NCR Voyix Corp.
144A,5.00%, 10/1/28 (a)	110,000	108,803
144A,5.125%, 4/15/29	222,000	217,876
Seagate HDD Cayman
4.75%, 1/1/25	86,000	85,735
4.875%, 6/1/27	94,000	93,654
4.091%, 6/1/29	75,000	71,449
Western Digital Corp.,4.75%, 2/15/26	409,000	405,566

(Cost $1,380,624)		1,422,799

Office/Business Equipment — 0.1%
Xerox Holdings Corp.,144A,5.50%, 8/15/28

(Cost $117,680)	133,000	113,997

Semiconductors — 0.6%
ams-OSRAM AG,144A,12.25%, 3/30/29	71,000	75,825
Entegris, Inc.
144A,4.375%, 4/15/28	70,000	67,298
144A,4.75%, 4/15/29	266,000	261,251
144A,3.625%, 5/1/29	75,000	69,109
ON Semiconductor Corp.,144A,3.875%, 9/1/28	126,000	119,824

(Cost $570,598)		593,307

Software — 2.4%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	134,000	138,460
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	133,000	133,763
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	164,000	156,032
144A,4.875%, 7/1/29	164,000	158,136
Cloud Software Group, Inc.,144A,6.50%, 3/31/29	686,000	676,697
Fair Isaac Corp.
144A,5.25%, 5/15/26	71,000	71,103
144A,4.00%, 6/15/28	160,000	152,940
MicroStrategy, Inc.,144A,6.125%, 6/15/28	89,000	87,197
Open Text Corp.,144A,3.875%, 2/15/28	160,000	151,807
PTC, Inc.
144A,3.625%, 2/15/25	92,000	91,283
144A,4.00%, 2/15/28	89,000	86,102
Rocket Software, Inc.
144A,9.00%, 11/28/28	100,000	103,825
144A,6.50%, 2/15/29	102,000	93,210
SS&C Technologies, Inc.,144A,5.50%, 9/30/27	355,000	354,941

	Principal Amount $	Value $

Twilio, Inc.,3.625%, 3/15/29	89,000	82,294

(Cost $2,460,409)		2,537,790

Utilities — 2.8%
Electric — 2.5%
Calpine Corp.
144A,5.25%, 6/1/26	73,000	72,816
144A,4.50%, 2/15/28	224,000	217,435
144A,5.125%, 3/15/28	230,000	224,595
144A,4.625%, 2/1/29	110,000	105,012
Clearway Energy Operating LLC,144A,4.75%, 3/15/28	151,000	146,832
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	81,000	84,152
DPL, Inc.,4.125%, 7/1/25	74,000	72,873
NextEra Energy Operating Partners LP
144A,3.875%, 10/15/26	89,000	86,177
144A,4.50%, 9/15/27	82,000	79,274
144A,7.25%, 1/15/29	133,000	139,366
NRG Energy, Inc.
5.75%, 1/15/28	130,000	130,259
144A,3.375%, 2/15/29	85,000	78,073
144A,5.25%, 6/15/29	130,000	128,603
PG&E Corp.,5.00%, 7/1/28	178,000	174,490
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	176,000	175,952
144A,5.625%, 2/15/27	225,000	224,819
144A,5.00%, 7/31/27	231,000	228,803
144A,4.375%, 5/1/29	217,000	207,892

(Cost $2,516,469)		2,577,423

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	140,000	138,569
5.75%, 5/20/27	78,000	76,247
144A,9.375%, 6/1/28	88,000	92,466

(Cost $308,028)		307,282

TOTAL CORPORATE BONDS

(Cost $99,912,545)		101,211,427

	Number of Shares

SECURITIES LENDING COLLATERAL — 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

(Cost $4,160,683)	4,160,683	4,160,683

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2024

	Number of Shares	Value $

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

(Cost $1,306,482)	1,306,482	1,306,482

	Number of Shares	Value $

TOTAL INVESTMENTS — 103.0%

(Cost $105,379,710)		106,678,592

Other assets and liabilities, net — (3.0%)		(3,105,234)
NET ASSETS — 100.0%		103,573,358

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
SECURITIES LENDING COLLATERAL – 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)
—	4,160,683	(d)	—	—	—	35,238	—	4,160,683	4,160,683

CASH EQUIVALENTS – 1.3%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)
1,126,201	25,758,667		(25,578,386)	—	—	62,061	—	1,306,482	1,306,482

1,126,201	29,919,350		(25,578,386)	—	—	97,299	—	5,467,165	5,467,165

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $4,068,197, which is 3.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$101,211,427	$—	$101,211,427

Short-Term Investments (a)	5,467,165	—	—	5,467,165

TOTAL	$5,467,165	$101,211,427	$—	$106,678,592

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF

August 31, 2024

	Principal Amount $	Value $

CORPORATE BONDS — 97.8%

Basic Materials — 5.6%

Chemicals — 2.7%
Ashland, Inc.
144A,3.375%, 9/1/31	288,000	252,228
6.875%, 5/15/43	188,000	198,134
Avient Corp.,144A,7.125%, 8/1/30	464,000	482,969
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	306,000	324,061
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	448,000	415,445
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV,144A,4.75%, 6/15/27	326,000	320,768
Cerdia Finanz GmbH,144A,10.50%, 2/15/27 (a)	326,000	337,494
Chemours Co.
5.375%, 5/15/27	303,000	294,416
144A,5.75%, 11/15/28	508,000	476,042
144A,4.625%, 11/15/29	380,000	334,290
Consolidated Energy Finance SA
144A,5.625%, 10/15/28	336,000	272,557
144A,12.00%, 2/15/31	399,000	392,706
CVR Partners LP / CVR Nitrogen Finance Corp.,144A,6.125%, 6/15/28	337,000	327,133
Element Solutions, Inc.,144A,3.875%, 9/1/28	520,000	491,667
HB Fuller Co.
4.00%, 2/15/27	184,000	179,022
4.25%, 10/15/28	184,000	175,261
Herens Holdco SARL,144A,4.75%, 5/15/28	238,000	207,573
INEOS Finance PLC
144A,6.75%, 5/15/28 (a)	260,000	261,863
144A,7.50%, 4/15/29	455,000	470,916
INEOS Quattro Finance 2 PLC,144A,9.625%, 3/15/29	256,000	276,122
Ingevity Corp.,144A,3.875%, 11/1/28	357,000	330,795
Mativ Holdings, Inc.,144A,6.875%, 10/1/26	214,000	213,089
Methanex Corp.
5.125%, 10/15/27	459,000	451,803
5.25%, 12/15/29	449,000	441,301
5.65%, 12/1/44	192,000	171,495
Minerals Technologies, Inc.,144A,5.00%, 7/1/28	245,000	237,704
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	672,000	663,352
144A,8.50%, 11/15/28	245,000	261,203
144A,4.25%, 5/15/29 (a)	382,000	348,423

	Principal Amount $	Value $

144A,9.00%, 2/15/30	420,000	451,136
Nufarm Australia Ltd. / Nufarm Americas, Inc.,144A,5.00%, 1/27/30	224,000	207,610
Olin Corp.
5.125%, 9/15/27	326,000	322,055
5.625%, 8/1/29	430,000	428,722
5.00%, 2/1/30	330,000	318,993
Olympus Water US Holding Corp.
144A,7.125%, 10/1/27	217,000	220,017
144A,4.25%, 10/1/28	522,000	490,261
144A,9.75%, 11/15/28	1,088,000	1,158,925
144A,7.25%, 6/15/31	515,000	532,299
Rain Carbon, Inc.,144A,12.25%, 9/1/29 (a)	291,000	311,436
SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	704,000	670,821
SCIL IV LLC / SCIL USA Holdings LLC,144A,5.375%, 11/1/26	465,000	458,183
SK Invictus Intermediate II SARL,144A,5.00%, 10/30/29	432,000	407,691
SNF Group SACA
144A,3.125%, 3/15/27	224,000	209,264
144A,3.375%, 3/15/30	227,000	197,700
TPC Group, Inc.,144A,13.00%, 12/16/27	203,429	205,567
Tronox, Inc.,144A,4.625%, 3/15/29	688,000	626,994
WR Grace Holdings LLC
144A,4.875%, 6/15/27	475,000	464,501
144A,7.375%, 3/1/31	214,000	222,280

(Cost $16,924,740)		17,514,287

Forest Products & Paper — 0.2%
Ahlstrom Holding 3 Oy,144A,4.875%, 2/4/28	187,000	175,758
Domtar Corp.,144A,6.75%, 10/1/28	413,000	378,385
Mercer International, Inc.
5.50%, 1/15/26	184,000	177,880
5.125%, 2/1/29	558,000	456,136

(Cost $1,190,696)		1,188,159

Iron/Steel — 1.1%
Algoma Steel, Inc.,144A,9.125%, 4/15/29	220,000	222,658
ATI, Inc.
5.875%, 12/1/27	164,000	164,317
4.875%, 10/1/29	219,000	212,361
7.25%, 8/15/30	272,000	288,841
5.125%, 10/1/31	219,000	210,634
Big River Steel LLC / BRS Finance Corp.,144A,6.625%, 1/31/29	441,000	445,909

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Carpenter Technology Corp.
6.375%, 7/15/28	265,000	265,252
7.625%, 3/15/30	184,000	190,962
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	355,000	354,289
144A,4.625%, 3/1/29	226,000	211,937
144A,6.75%, 4/15/30	485,000	491,708
144A,4.875%, 3/1/31	219,000	201,126
144A,7.00%, 3/15/32	925,000	928,936
Commercial Metals Co.
4.125%, 1/15/30	184,000	172,862
3.875%, 2/15/31	184,000	166,912
4.375%, 3/15/32	195,000	180,714
Mineral Resources Ltd.
144A,8.125%, 5/1/27	453,000	456,869
144A,8.00%, 11/1/27	400,000	406,290
144A,9.25%, 10/1/28	690,000	728,948
144A,8.50%, 5/1/30	383,000	398,285
TMS International Corp.,144A,6.25%, 4/15/29	214,000	200,559
United States Steel Corp.
6.875%, 3/1/29	291,000	293,420
6.65%, 6/1/37	188,000	194,927

(Cost $7,211,198)		7,388,716

Mining — 1.6%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27	400,000	399,125
144A,6.125%, 5/15/28	320,000	324,126
144A,4.125%, 3/31/29	330,000	314,405
144A,7.125%, 3/15/31	480,000	504,783
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30	459,000	493,492
144A,11.50%, 10/1/31	313,000	354,003
Century Aluminum Co.,144A,7.50%, 4/1/28	153,000	155,624
Compass Minerals International, Inc.,144A,6.75%, 12/1/27 (a)	324,000	315,092
Constellium SE
144A,5.625%, 6/15/28	209,000	207,370
144A,3.75%, 4/15/29 (a)	326,000	300,817
144A,6.375%, 8/15/32	230,000	233,472
Eldorado Gold Corp.,144A,6.25%, 9/1/29	320,000	316,012
FMG Resources August 2006 Pty Ltd.
144A,4.50%, 9/15/27	387,000	374,299
144A,5.875%, 4/15/30	449,000	448,259
144A,4.375%, 4/1/31	949,000	870,685
144A,6.125%, 4/15/32	523,000	522,325
Hecla Mining Co.,7.25%, 2/15/28	291,000	295,980
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	368,000	362,914

	Principal Amount $	Value $

144A,6.125%, 4/1/29	347,000	350,226
JW Aluminum Continuous Cast Co.,144A,10.25%, 6/1/26	180,000	180,000
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	320,000	303,886
144A,4.50%, 6/1/31	337,000	302,850
New Gold, Inc.,144A,7.50%, 7/15/27	256,000	258,435
Novelis Corp.
144A,3.25%, 11/15/26	459,000	441,762
144A,4.75%, 1/30/30	1,024,000	977,925
144A,3.875%, 8/15/31	480,000	430,373
Perenti Finance Pty Ltd.,144A,7.50%, 4/26/29	220,000	227,811
Taseko Mines Ltd.,144A,8.25%, 5/1/30	320,000	332,511

(Cost $10,322,455)		10,598,562

Communications — 13.1%
Advertising — 1.1%
Advantage Sales & Marketing, Inc.,144A,6.50%, 11/15/28	386,000	361,899
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	811,000	792,276
144A,9.00%, 9/15/28 (a)	480,000	510,225
144A,7.875%, 4/1/30	550,000	574,671
Lamar Media Corp.
3.75%, 2/15/28	364,000	348,752
4.875%, 1/15/29	257,000	252,409
4.00%, 2/15/30	337,000	314,660
3.625%, 1/15/31	390,000	353,149
Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	1,671,000	1,668,276
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	418,000	415,094
144A,4.25%, 1/15/29	306,000	288,813
144A,4.625%, 3/15/30	317,000	297,209
144A,7.375%, 2/15/31	288,000	306,113
Stagwell Global LLC,144A,5.625%, 8/15/29	713,000	675,905
Summer BC Bidco B LLC,144A,5.50%, 10/31/26	270,000	265,477

(Cost $7,095,605)		7,424,928

Internet — 1.7%
ANGI Group LLC,144A,3.875%, 8/15/28	320,000	290,334
Arches Buyer, Inc.,144A,4.25%, 6/1/28	608,000	555,581
Cablevision Lightpath LLC,144A,3.875%, 9/15/27	276,000	259,023
Cars.com, Inc.,144A,6.375%, 11/1/28	245,000	243,554

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Cogent Communications Group LLC
144A,3.50%, 5/1/26	306,000	296,043
144A,7.00%, 6/15/27	288,000	291,480
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc.,144A,7.00%, 6/15/27	200,000	202,319
Gen Digital, Inc.
144A,6.75%, 9/30/27	584,000	598,160
144A,7.125%, 9/30/30 (a)	396,000	413,728
Getty Images, Inc.,144A,9.75%, 3/1/27	200,000	199,246
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	384,000	382,300
144A,3.50%, 3/1/29	505,000	469,553
GrubHub Holdings, Inc.,144A,5.50%, 7/1/27	306,000	292,414
ION Trading Technologies SARL
144A,5.75%, 5/15/28	276,000	259,787
144A,9.50%, 5/30/29	357,000	379,073
Match Group Holdings II LLC
144A,5.00%, 12/15/27	276,000	270,586
144A,4.625%, 6/1/28	306,000	294,213
144A,5.625%, 2/15/29	214,000	213,491
144A,4.125%, 8/1/30	326,000	300,291
144A,3.625%, 10/1/31	327,000	290,363
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	330,000	327,272
Rakuten Group, Inc.
144A,5.125%, Perpetual	481,000	452,693
144A,6.25%, Perpetual	652,000	563,784
144A,11.25%, 2/15/27	1,154,000	1,252,702
144A,9.75%, 4/15/29	1,281,000	1,380,278
Ziff Davis, Inc.,144A,4.625%, 10/15/30	285,000	262,991

(Cost $10,170,374)		10,741,259

Media — 6.3%
AMC Networks, Inc.
144A,10.25%, 1/15/29	560,000	562,800
4.25%, 2/15/29	631,000	447,438
Block Communications, Inc.,144A,4.875%, 3/1/28	195,000	180,657
Cable One, Inc.,144A,4.00%, 11/15/30 (a)	416,000	319,255
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	411,000	409,954
144A,5.125%, 5/1/27	1,694,000	1,660,256
144A,5.00%, 2/1/28	1,315,000	1,267,136
144A,5.375%, 6/1/29	788,000	747,468
144A,6.375%, 9/1/29	793,000	783,282
144A,4.75%, 3/1/30	1,590,000	1,449,331

	Principal Amount $	Value $

144A,4.50%, 8/15/30	1,434,000	1,278,851
144A,4.25%, 2/1/31	1,564,000	1,357,092
144A,7.375%, 3/1/31 (a)	576,000	586,293
144A,4.75%, 2/1/32	632,000	550,684
4.50%, 5/1/32	1,509,000	1,288,466
144A,4.50%, 6/1/33	921,000	769,956
144A,4.25%, 1/15/34	1,023,000	824,958
Directv Financing LLC,144A,8.875%, 2/1/30	480,000	486,969
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,5.875%, 8/15/27	2,368,000	2,292,978
Gannett Holdings LLC,144A,6.00%, 11/1/26	183,000	182,825
GCI LLC,144A,4.75%, 10/15/28	394,000	373,734
Gray Television, Inc.
144A,7.00%, 5/15/27	430,000	414,733
144A,10.50%, 7/15/29	788,000	808,782
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	744,000	680,212
144A,5.125%, 7/15/29 (a)	532,000	429,591
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	540,000	529,267
144A,7.375%, 9/1/31	420,000	433,766
Midcontinent Communications,144A,8.00%, 8/15/32	400,000	398,501
News Corp.
144A,3.875%, 5/15/29	640,000	601,889
144A,5.125%, 2/15/32	306,000	297,509
Nexstar Media, Inc.
144A,5.625%, 7/15/27	1,104,000	1,078,836
144A,4.75%, 11/1/28	640,000	597,969
Paramount Global
6.25%, 2/28/57	398,000	343,619
6.375%, 3/30/62	640,000	585,177
Sinclair Television Group, Inc.,144A,4.125%, 12/1/30	480,000	338,702
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	633,000	605,106
144A,5.00%, 8/1/27	949,000	927,654
144A,4.00%, 7/15/28	1,265,000	1,184,857
144A,5.50%, 7/1/29	800,000	778,603
144A,4.125%, 7/1/30	961,000	862,577
144A,3.875%, 9/1/31	973,000	834,927
Sunrise FinCo I BV,144A,4.875%, 7/15/31	805,000	749,238
Sunrise HoldCo IV BV,144A,5.50%, 1/15/28	287,000	282,589
TEGNA, Inc.
144A,4.75%, 3/15/26	337,000	332,792
4.625%, 3/15/28	640,000	601,545
5.00%, 9/15/29	704,000	653,877

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Townsquare Media, Inc.,144A,6.875%, 2/1/26 (a)	318,000	317,392
Univision Communications, Inc.
144A,6.625%, 6/1/27	1,009,000	998,731
144A,8.00%, 8/15/28	857,000	867,057
144A,4.50%, 5/1/29	672,000	589,727
144A,7.375%, 6/30/30	619,000	594,141
144A,8.50%, 7/31/31	315,000	314,374
Virgin Media Finance PLC,144A,5.00%, 7/15/30	592,000	512,931
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	913,000	865,400
144A,4.50%, 8/15/30	584,000	515,685
Virgin Media Vendor Financing Notes IV DAC,144A,5.00%, 7/15/28	320,000	303,462
VZ Secured Financing BV,144A,5.00%, 1/15/32	977,000	883,918
Ziggo Bond Co. BV
144A,6.00%, 1/15/27	413,000	411,620
144A,5.125%, 2/28/30	320,000	288,782
Ziggo BV,144A,4.875%, 1/15/30	634,000	591,089

(Cost $40,443,259)		41,227,010

Telecommunications — 4.0%
British Telecommunications PLC
144A,4.25%, 11/23/81	326,000	313,905
144A,4.875%, 11/23/81	313,000	286,280
Ciena Corp.,144A,4.00%, 1/31/30	265,000	248,730
Connect Finco SARL / Connect US Finco LLC,144A,6.75%, 10/1/26	1,313,000	1,302,331
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	270,000	235,702
144A,6.50%, 10/1/28	480,000	439,321
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	747,000	744,068
144A,5.00%, 5/1/28	993,000	964,257
144A,8.75%, 5/15/30	778,000	819,390
144A,8.625%, 3/15/31	486,000	514,261
Frontier Florida LLC, Series E, 6.86%, 2/1/28	184,000	186,940
GoTo Group, Inc.,144A,5.50%, 5/1/28	230,000	178,054
Iliad Holding SASU
144A,6.50%, 10/15/26	455,000	458,837
144A,7.00%, 10/15/28	547,000	555,126
144A,8.50%, 4/15/31	616,000	652,755
Intelsat Jackson Holdings SA,144A,6.50%, 3/15/30	1,921,000	1,844,541

	Principal Amount $	Value $

Level 3 Financing, Inc.
144A,10.50%, 4/15/29	420,000	450,227
144A,11.00%, 11/15/29	1,020,000	1,118,233
144A,10.50%, 5/15/30 (a)	592,000	634,310
144A,10.75%, 12/15/30	430,000	463,097
Lumen Technologies, Inc.
144A,4.125%, 4/15/29	200,000	156,000
144A,4.125%, 4/15/30	213,000	158,935
Millicom International Cellular SA
144A,5.125%, 1/15/28	256,500	248,207
144A,6.25%, 3/25/29	433,800	429,228
144A,4.50%, 4/27/31	487,000	434,000
144A,7.375%, 4/2/32	300,000	303,903
Optics Bidco SpA
144A,Series 2033, 6.375%, 11/15/33	321,000	320,643
144A,6.00%, 9/30/34	320,000	310,390
144A,Series 2036, 7.20%, 7/18/36	310,000	325,592
144A,Series 2038, 7.721%, 6/4/38	320,000	346,643
Qwest Corp.,7.25%, 9/15/25	163,000	161,981
Rogers Communications, Inc.,144A,5.25%, 3/15/82	459,000	448,988
Telecom Italia Capital SA
6.375%, 11/15/33	321,000	323,954
6.00%, 9/30/34	320,000	309,568
7.20%, 7/18/36	312,000	320,223
7.721%, 6/4/38	327,000	346,507
United States Cellular Corp.,6.70%, 12/15/33	355,000	390,935
Viasat, Inc.
144A,5.625%, 9/15/25	448,000	443,537
144A,5.625%, 4/15/27	384,000	364,419
144A,6.50%, 7/15/28 (a)	260,000	216,450
144A,7.50%, 5/30/31 (a)	460,000	351,842
Viavi Solutions, Inc.,144A,3.75%, 10/1/29	245,000	217,985
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	877,000	762,414
144A,4.75%, 7/15/31	878,000	770,271
144A,7.75%, 4/15/32	490,000	498,159
Vodafone Group PLC
7.00%, 4/4/79	1,285,000	1,345,355
3.25%, 6/4/81	306,000	292,619
4.125%, 6/4/81	649,000	583,382
5.125%, 6/4/81	608,000	476,968
Windstream Escrow LLC / Windstream Escrow Finance Corp.,144A,7.75%, 8/15/28	896,000	874,591
Zayo Group Holdings, Inc.,144A,4.00%, 3/1/27 (a)	958,000	836,175

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Zegona Finance PLC,144A,8.625%, 7/15/29	585,000	607,669

(Cost $25,283,444)		26,387,898

Consumer, Cyclical — 22.2%
Airlines — 1.7%
Air Canada,144A,3.875%, 8/15/26	779,000	751,683
Allegiant Travel Co.,144A,7.25%, 8/15/27 (a)	357,000	338,934
American Airlines Inc/ AAdvantage Loyalty IP Ltd.
144A,5.50%, 4/20/26	1,307,833	1,301,060
144A,5.75%, 4/20/29	1,897,000	1,859,496
American Airlines, Inc.
144A,7.25%, 2/15/28	486,000	489,022
144A,8.50%, 5/15/29	640,000	665,383
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,144A,11.00%, 4/15/29	640,000	651,392
JetBlue Airways Corp. / JetBlue Loyalty LP,144A,9.875%, 9/20/31	1,281,000	1,266,103
United Airlines, Inc.
144A,4.375%, 4/15/26	1,281,000	1,250,088
144A,4.625%, 4/15/29	1,237,000	1,177,501
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
144A,7.875%, 5/1/27 (a)	323,000	303,148
144A,9.50%, 6/1/28	320,000	299,258
144A,6.375%, 2/1/30 (a)	640,000	524,807

(Cost $10,752,389)		10,877,875

Apparel — 0.4%
Crocs, Inc.
144A,4.25%, 3/15/29	214,000	202,032
144A,4.125%, 8/15/31	224,000	201,336
Hanesbrands, Inc.
144A,4.875%, 5/15/26	576,000	571,999
144A,9.00%, 2/15/31 (a)	389,000	418,220
Kontoor Brands, Inc.,144A,4.125%, 11/15/29	245,000	230,706
Levi Strauss & Co.,144A,3.50%, 3/1/31	320,000	288,669
Under Armour, Inc.,3.25%, 6/15/26	367,000	354,701
William Carter Co.,144A,5.625%, 3/15/27	336,000	335,403

(Cost $2,507,053)		2,603,066

Auto Manufacturers — 0.6%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	265,000	259,418
144A,5.875%, 6/1/29	326,000	326,888
144A,3.75%, 1/30/31	640,000	581,611

	Principal Amount $	Value $

Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	683,000	696,890
Jaguar Land Rover Automotive PLC
144A,7.75%, 10/15/25	428,000	429,548
144A,4.50%, 10/1/27	306,000	299,412
144A,5.875%, 1/15/28	364,000	365,256
144A,5.50%, 7/15/29 (a)	262,000	261,373
JB Poindexter & Co., Inc.,144A,8.75%, 12/15/31	380,000	400,846
Wabash National Corp.,144A,4.50%, 10/15/28 (a)	246,000	226,466

(Cost $3,756,748)		3,847,708

Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	509,000	502,749
144A,7.00%, 4/15/28	316,000	324,777
144A,8.25%, 4/15/31 (a)	320,000	340,135
American Axle & Manufacturing, Inc.
6.50%, 4/1/27 (a)	326,000	327,680
6.875%, 7/1/28	245,000	246,221
5.00%, 10/1/29	384,000	357,221
Clarios Global LP / Clarios US Finance Co.
144A,6.25%, 5/15/26	575,000	575,083
144A,8.50%, 5/15/27	530,000	535,200
144A,6.75%, 5/15/28	490,000	503,785
Cooper-Standard Automotive, Inc.,144A,9.00% Cash or 4.50% PIK, 3/31/27	400,000	427,341
Dana, Inc.
5.375%, 11/15/27	245,000	242,534
5.625%, 6/15/28	255,000	251,327
4.25%, 9/1/30	265,000	238,656
4.50%, 2/15/32	224,000	198,654
Garrett Motion Holdings, Inc. / Garrett LX I SARL,144A,7.75%, 5/31/32	512,000	529,862
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	576,000	568,811
4.875%, 3/15/27	429,000	419,117
5.00%, 7/15/29 (a)	547,000	508,015
5.25%, 4/30/31	357,000	323,440
5.25%, 7/15/31 (a)	384,000	348,281
5.625%, 4/30/33 (a)	296,000	260,733
IHO Verwaltungs GmbH
144A,4.75% Cash or 5.50% PIK, 9/15/26	306,000	300,182
144A,6.00% Cash or 6.75% PIK, 5/15/27	275,000	270,975
144A,6.3750% Cash or 7.125% PIK, 5/15/29	265,000	260,038

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Phinia, Inc.,144A,6.75%, 4/15/29	330,000	338,635
Tenneco, Inc.,144A,8.00%, 11/17/28	1,217,000	1,137,914
Titan International, Inc.,7.00%, 4/30/28	264,000	258,166
ZF North America Capital, Inc.
144A,6.875%, 4/14/28	387,000	399,825
144A,7.125%, 4/14/30	397,000	416,018
144A,6.75%, 4/23/30	519,000	533,508
144A,6.875%, 4/23/32	430,000	446,780

(Cost $12,119,920)		12,391,663

Distribution/Wholesale — 0.7%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	459,000	441,242
144A,3.875%, 11/15/29	265,000	245,076
Gates Corp.,144A,6.875%, 7/1/29	325,000	333,367
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	800,000	741,056
Resideo Funding, Inc.
144A,4.00%, 9/1/29	184,000	170,480
144A,6.50%, 7/15/32	384,000	390,936
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	357,000	367,288
144A,7.75%, 3/15/31	532,000	565,494
Velocity Vehicle Group LLC,144A,8.00%, 6/1/29	324,000	336,998
Verde Purchaser LLC,144A,10.50%, 11/30/30	454,000	488,928
Windsor Holdings III LLC,144A,8.50%, 6/15/30	512,000	548,438

(Cost $4,507,756)		4,629,303

Entertainment — 3.6%
Affinity Interactive,144A,6.875%, 12/15/27	349,000	299,165
Banijay Entertainment SAS,144A,8.125%, 5/1/29	245,000	253,803
Boyne USA, Inc.,144A,4.75%, 5/15/29	423,000	406,006
Caesars Entertainment, Inc.
144A,8.125%, 7/1/27	1,037,000	1,059,026
144A,4.625%, 10/15/29 (a)	852,000	805,914
144A,7.00%, 2/15/30	1,265,000	1,309,994
144A,6.50%, 2/15/32	875,000	899,177
CCM Merger, Inc.,144A,6.375%, 5/1/26	182,000	181,842
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375%, 4/15/27	320,000	318,450
6.50%, 10/1/28	184,000	186,315
5.25%, 7/15/29	320,000	315,371

	Principal Amount $	Value $

Churchill Downs, Inc.
144A,5.50%, 4/1/27	384,000	382,197
144A,4.75%, 1/15/28	459,000	447,596
144A,5.75%, 4/1/30	768,000	763,385
144A,6.75%, 5/1/31	376,000	386,385
Cinemark USA, Inc.
144A,5.25%, 7/15/28 (a)	490,000	481,338
144A,7.00%, 8/1/32	330,000	342,529
Empire Resorts, Inc.,144A,7.75%, 11/1/26	184,000	177,501
Everi Holdings, Inc.,144A,5.00%, 7/15/29	245,000	242,863
International Game Technology PLC
144A,4.125%, 4/15/26	486,000	476,943
144A,6.25%, 1/15/27	480,000	487,900
144A,5.25%, 1/15/29	489,000	482,729
Jacobs Entertainment, Inc.,144A,6.75%, 2/15/29	306,000	291,925
Light & Wonder International, Inc.
144A,7.00%, 5/15/28	454,000	459,123
144A,7.25%, 11/15/29	306,000	317,086
144A,7.50%, 9/1/31	357,000	375,925
Lions Gate Capital Holdings 1, Inc.,144A,5.50%, 4/15/29	250,000	224,840
Live Nation Entertainment, Inc.
144A,5.625%, 3/15/26	184,000	182,956
144A,6.50%, 5/15/27	759,000	772,071
144A,4.75%, 10/15/27	608,000	592,268
144A,3.75%, 1/15/28	306,000	289,917
Merlin Entertainments Group US Holdings, Inc.,144A,7.375%, 2/15/31	320,000	318,816
Merlin Entertainments Ltd.,144A,5.75%, 6/15/26	265,000	261,142
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.,144A,4.875%, 5/1/29	480,000	458,272
Mohegan Tribal Gaming Authority, 144A,8.00%, 2/1/26	752,000	728,229
Odeon Finco PLC,144A,12.75%, 11/1/27	256,000	266,926
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,144A,8.00%, 8/1/30	261,000	269,012
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	265,000	260,625
144A,4.125%, 7/1/29	245,000	219,434
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC,144A,4.875%, 11/1/26	214,000	206,783
Resorts World Las Vegas LLC / RWLV Capital, Inc.
144A,4.625%, 4/16/29	680,000	612,550
144A,8.45%, 7/27/30	260,000	274,578

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,4.625%, 4/6/31	230,000	200,022
Scientific Games Holdings LP/ Scientific Games US FinCo, Inc.,144A,6.625%, 3/1/30	519,000	513,323
SeaWorld Parks & Entertainment, Inc.,144A,5.25%, 8/15/29	469,000	453,643
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27	306,000	303,822
144A,7.25%, 5/15/31	512,000	530,997
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.,144A,6.625%, 5/1/32	520,000	535,225
Speedway Motorsports LLC / Speedway Funding II, Inc.,144A,4.875%, 11/1/27	214,000	209,364
Vail Resorts, Inc.,144A,6.50%, 5/15/32	378,000	392,910
WMG Acquisition Corp.
144A,3.75%, 12/1/29	351,000	327,396
144A,3.875%, 7/15/30	338,000	313,754
144A,3.00%, 2/15/31 (a)	507,000	450,862
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	459,000	449,090
144A,7.125%, 2/15/31	640,000	679,254

(Cost $22,785,637)		23,448,569

Food Service — 0.1%
Aramark Services, Inc.,144A,5.00%, 2/1/28	727,000	713,069
TKC Holdings, Inc.,144A,6.875%, 5/15/28	260,000	258,316

(Cost $934,784)		971,385

Home Builders — 1.5%
Adams Homes, Inc.,144A,9.25%, 10/15/28	253,000	266,149
Ashton Woods USA LLC / Ashton Woods Finance Co.
144A,6.625%, 1/15/28	153,000	154,121
144A,4.625%, 8/1/29	224,000	212,109
144A,4.625%, 4/1/30	245,000	230,583
Beazer Homes USA, Inc.
5.875%, 10/15/27	219,000	217,768
7.25%, 10/15/29	214,000	218,601
144A,7.50%, 3/15/31	158,000	160,846
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	367,000	365,689
144A,5.00%, 6/15/29	214,000	200,805
144A,4.875%, 2/15/30	343,000	319,727
Century Communities, Inc.
6.75%, 6/1/27	303,000	305,689
144A,3.875%, 8/15/29	326,000	302,036

	Principal Amount $	Value $

Dream Finders Homes, Inc.,144A,8.25%, 8/15/28	201,000	212,836
Empire Communities Corp.,144A,9.75%, 5/1/29	300,000	316,125
Forestar Group, Inc.
144A,3.85%, 5/15/26	265,000	258,008
144A,5.00%, 3/1/28	184,000	178,233
Installed Building Products, Inc.,144A,5.75%, 2/1/28	194,000	191,880
K Hovnanian Enterprises, Inc.,144A,11.75%, 9/30/29	271,000	300,227
KB Home
6.875%, 6/15/27	194,000	201,768
4.80%, 11/15/29	195,000	189,576
7.25%, 7/15/30	214,000	223,249
4.00%, 6/15/31	250,000	230,224
Landsea Homes Corp.,144A,8.875%, 4/1/29	192,000	198,728
LGI Homes, Inc.
144A,8.75%, 12/15/28	245,000	261,035
144A,4.00%, 7/15/29	204,000	185,218
M/I Homes, Inc.
4.95%, 2/1/28	264,000	258,726
3.95%, 2/15/30	184,000	168,962
Mattamy Group Corp.
144A,5.25%, 12/15/27	326,000	321,655
144A,4.625%, 3/1/30	417,000	393,205
New Home Co., Inc.,144A,9.25%, 10/1/29	210,000	218,666
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/28	288,000	281,428
4.75%, 4/1/29	183,000	175,920
STL Holding Co. LLC,144A,8.75%, 2/15/29	176,000	185,938
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	326,000	329,929
144A,5.75%, 1/15/28	296,000	298,464
144A,5.125%, 8/1/30	330,000	326,118
Thor Industries, Inc.,144A,4.00%, 10/15/29	320,000	292,145
Tri Pointe Homes, Inc.
5.25%, 6/1/27	184,000	183,100
5.70%, 6/15/28	224,000	225,344
Winnebago Industries, Inc.,144A,6.25%, 7/15/28	194,000	193,236

(Cost $9,382,379)		9,754,066

Home Furnishings — 0.1%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29	512,000	474,773
144A,3.875%, 10/15/31	519,000	456,452

(Cost $898,636)		931,225

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Housewares — 0.5%
Newell Brands, Inc.
5.70%, 4/1/26	1,336,000	1,331,280
6.375%, 9/15/27 (a)	320,000	321,518
6.625%, 9/15/29 (a)	320,000	319,508
6.875%, 4/1/36	267,000	253,896
7.00%, 4/1/46	428,000	371,104
Scotts Miracle-Gro Co.
5.25%, 12/15/26	113,000	112,343
4.50%, 10/15/29	264,000	250,070
4.00%, 4/1/31	304,000	272,350
4.375%, 2/1/32	245,000	220,178

(Cost $3,317,203)		3,452,247

Leisure Time — 3.1%
Acushnet Co.,144A,7.375%, 10/15/28	214,000	224,436
Amer Sports Co.,144A,6.75%, 2/16/31 (a)	519,000	527,426
Carnival Corp.
144A,7.625%, 3/1/26	895,000	904,066
144A,5.75%, 3/1/27	1,767,000	1,772,852
144A,6.00%, 5/1/29 (a)	1,280,000	1,285,723
144A,10.50%, 6/1/30	663,000	719,587
Carnival Holdings Bermuda Ltd.,144A,10.375%, 5/1/28	1,284,000	1,389,120
Life Time, Inc.
144A,5.75%, 1/15/26	600,000	600,098
144A,8.00%, 4/15/26	291,000	295,385
Lindblad Expeditions Holdings, Inc.,144A,9.00%, 5/15/28	176,000	182,187
Lindblad Expeditions LLC,144A,6.75%, 2/15/27	241,000	239,468
NCL Corp. Ltd.
144A,5.875%, 3/15/26	912,000	911,503
144A,5.875%, 2/15/27	633,000	634,416
144A,8.375%, 2/1/28	367,000	386,305
144A,8.125%, 1/15/29	512,000	547,633
144A,7.75%, 2/15/29 (a)	420,000	448,227
NCL Finance Ltd.,144A,6.125%, 3/15/28	333,000	336,888
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	413,000	405,731
144A,5.50%, 8/31/26	652,000	652,924
144A,5.375%, 7/15/27	640,000	641,094
7.50%, 10/15/27	247,000	263,992
3.70%, 3/15/28	320,000	306,213
144A,5.50%, 4/1/28	961,000	968,422
144A,7.25%, 1/15/30	459,000	485,236
144A,6.25%, 3/15/32	800,000	826,174
144A,6.00%, 2/1/33	1,250,000	1,280,485
Sabre GLBL, Inc.
144A,8.625%, 6/1/27	578,000	555,639
144A,11.25%, 12/15/27	355,000	359,574

	Principal Amount $	Value $

Viking Cruises Ltd.
144A,5.875%, 9/15/27	517,000	516,386
144A,7.00%, 2/15/29	333,000	337,328
144A,9.125%, 7/15/31	467,000	512,326
Viking Ocean Cruises Ship VII Ltd.,144A,5.625%, 2/15/29	214,000	212,220
Vista Outdoor, Inc.,144A,4.50%, 3/15/29	306,000	305,968
VOC Escrow Ltd.,144A,5.00%, 2/15/28	443,000	434,606

(Cost $19,974,486)		20,469,638

Lodging — 1.9%
Boyd Gaming Corp.
4.75%, 12/1/27 (a)	640,000	628,011
144A,4.75%, 6/15/31	576,000	541,950
Genting New York LLC / GENNY Capital, Inc.,144A,3.30%, 2/15/26	336,000	325,365
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	320,000	320,558
144A,5.875%, 4/1/29	360,000	366,866
144A,3.75%, 5/1/29	520,000	489,142
4.875%, 1/15/30	640,000	628,023
144A,4.00%, 5/1/31	714,000	659,782
144A,3.625%, 2/15/32	974,000	873,028
144A,6.125%, 4/1/32	296,000	303,479
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,5.00%, 6/1/29	544,000	514,338
144A,4.875%, 7/1/31	320,000	286,903
144A,6.625%, 1/15/32	570,000	576,870
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,4.875%, 4/1/27	362,000	360,057
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28	227,000	216,685
144A,4.50%, 6/15/29 (a)	306,000	284,650
MGM Resorts International
4.625%, 9/1/26	245,000	241,684
5.50%, 4/15/27	443,000	442,951
4.75%, 10/15/28	480,000	467,213
6.50%, 4/15/32	480,000	483,432
Station Casinos LLC
144A,4.50%, 2/15/28	453,000	434,776
144A,4.625%, 12/1/31	325,000	301,701
144A,6.625%, 3/15/32	327,000	333,564
Travel + Leisure Co.
6.60%, 10/1/25	214,000	216,421
144A,6.625%, 7/31/26	398,000	405,082
6.00%, 4/1/27	256,000	256,682
144A,4.50%, 12/1/29	416,000	387,912

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,4.625%, 3/1/30	227,000	210,510
Wyndham Hotels & Resorts, Inc.,144A,4.375%, 8/15/28	306,000	292,886
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	577,000	573,162

(Cost $12,075,943)		12,423,683

Office Furnishings — 0.1%
Interface, Inc.,144A,5.50%, 12/1/28	195,000	191,047
Steelcase, Inc.,5.125%, 1/18/29	288,000	281,989

(Cost $449,935)		473,036

Retail — 6.0%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	1,005,000	959,713
144A,4.375%, 1/15/28	469,000	453,398
144A,3.50%, 2/15/29	489,000	455,988
144A,6.125%, 6/15/29	760,000	776,169
144A,4.00%, 10/15/30	1,857,000	1,700,977
Academy Ltd.,144A,6.00%, 11/15/27	255,000	254,025
Advance Auto Parts, Inc.
5.90%, 3/9/26	192,000	193,621
1.75%, 10/1/27	224,000	200,415
5.95%, 3/9/28	188,000	190,230
3.90%, 4/15/30	333,000	306,045
3.50%, 3/15/32	219,000	189,706
Arko Corp.,144A,5.125%, 11/15/29	292,000	259,349
Asbury Automotive Group, Inc.
4.50%, 3/1/28	268,000	258,978
144A,4.625%, 11/15/29	520,000	495,073
4.75%, 3/1/30	273,000	260,862
144A,5.00%, 2/15/32	384,000	361,671
Bath & Body Works, Inc.
6.694%, 1/15/27	182,000	187,419
5.25%, 2/1/28	292,000	287,802
7.50%, 6/15/29 (a)	306,000	316,349
144A,6.625%, 10/1/30	541,000	547,759
6.95%, 3/1/33	231,000	231,088
6.875%, 11/1/35	508,000	524,688
6.75%, 7/1/36	355,000	363,716
Beacon Roofing Supply, Inc.
144A,4.50%, 11/15/26	184,000	180,613
144A,4.125%, 5/15/29	214,000	199,692
144A,6.50%, 8/1/30	384,000	394,336
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC,144A,5.125%, 4/15/29	192,000	176,183
BlueLinx Holdings, Inc.,144A,6.00%, 11/15/29	204,000	196,212

	Principal Amount $	Value $

Brinker International, Inc.,144A,8.25%, 7/15/30	224,000	238,131
CEC Entertainment LLC,144A,6.75%, 5/1/26	422,000	420,597
Cougar JV Subsidiary LLC, 144A,8.00%, 5/15/32	438,000	461,980
Dave & Buster’s, Inc.,144A,7.625%, 11/1/25	282,000	283,284
eG Global Finance PLC,144A,12.00%, 11/30/28	704,000	767,939
Evergreen Acqco 1 LP / TVI, Inc.,144A,9.75%, 4/26/28	273,000	287,975
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	428,000	429,260
144A,5.875%, 4/1/29	528,000	495,003
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,144A,4.625%, 1/15/29	650,000	608,077
Foot Locker, Inc.,144A,4.00%, 10/1/29 (a)	245,000	213,283
Gap, Inc.
144A,3.625%, 10/1/29	481,000	431,021
144A,3.875%, 10/1/31	486,000	419,844
Global Auto Holdings Ltd. / AAG FH UK Ltd.
144A,8.375%, 1/15/29	350,000	345,011
144A,8.75%, 1/15/32	320,000	306,407
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	480,000	454,017
144A,6.375%, 1/15/30	300,000	305,194
GYP Holdings III Corp.,144A,4.625%, 5/1/29	227,000	211,895
Ken Garff Automotive LLC,144A,4.875%, 9/15/28	259,000	250,985
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,144A,4.75%, 6/1/27	459,000	452,735
Kohl’s Corp.
4.625%, 5/1/31	331,000	273,465
5.55%, 7/17/45	261,000	168,997
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29	640,000	609,666
144A,8.25%, 8/1/31	546,000	580,536
Lithia Motors, Inc.
144A,4.625%, 12/15/27	245,000	238,353
144A,3.875%, 6/1/29	521,000	483,214
144A,4.375%, 1/15/31	357,000	328,833
Macy’s Retail Holdings LLC
144A,5.875%, 4/1/29 (a)	306,000	299,703
144A,5.875%, 3/15/30	272,000	263,762
144A,6.125%, 3/15/32	286,000	273,571
4.50%, 12/15/34	235,000	194,373

See Notes to Financial Statements.

DBX ETF Trust | 49

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

5.125%, 1/15/42	173,000	131,727
4.30%, 2/15/43	163,000	110,771
Marks & Spencer PLC,144A,7.125%, 12/1/37	184,000	197,140
Michaels Cos., Inc.,144A,5.25%, 5/1/28	552,000	433,399
Murphy Oil USA, Inc.
5.625%, 5/1/27	192,000	190,982
4.75%, 9/15/29	306,000	296,876
144A,3.75%, 2/15/31	320,000	289,524
Nordstrom, Inc.
4.00%, 3/15/27	224,000	215,908
6.95%, 3/15/28	184,000	190,114
4.375%, 4/1/30	320,000	293,869
4.25%, 8/1/31	272,000	242,032
5.00%, 1/15/44	626,000	496,559
Papa John’s International, Inc.,144A,3.875%, 9/15/29	246,000	224,959
Patrick Industries, Inc.
144A,7.50%, 10/15/27	184,000	184,657
144A,4.75%, 5/1/29	214,000	200,873
Penske Automotive Group, Inc.
3.50%, 9/1/25	352,000	346,477
3.75%, 6/15/29 (a)	306,000	284,812
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	768,000	734,551
144A,7.75%, 2/15/29	727,000	715,822
QVC, Inc.
4.75%, 2/15/27	368,000	322,309
4.375%, 9/1/28	320,000	240,798
5.45%, 8/15/34	255,000	156,786
5.95%, 3/15/43	184,000	110,394
Raising Cane’s Restaurants LLC,144A,9.375%, 5/1/29	306,000	330,275
Sally Holdings LLC / Sally Capital, Inc.,6.75%, 3/1/32 (a)	376,000	383,547
Sizzling Platter LLC / Sizzling Platter Finance Corp.,144A,8.50%, 11/28/25	214,000	215,405
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	416,000	388,764
144A,4.875%, 11/15/31	326,000	298,533
Specialty Building Products Holdings LLC / SBP Finance Corp.,144A,6.375%, 9/30/26	444,000	441,532
Staples, Inc.,144A,10.75%, 9/1/29	1,521,000	1,432,637
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
5.875%, 3/1/27	214,000	213,090
144A,5.00%, 6/1/31	428,000	392,791
Superior Plus LP / Superior General Partner, Inc.,144A,4.50%, 3/15/29	384,000	359,267

	Principal Amount $	Value $

Victoria’s Secret & Co.,144A,4.625%, 7/15/29 (a)	384,000	334,637
Victra Holdings LLC / Victra Finance Corp.,144A,7.75%, 2/15/26	472,000	474,044
Vivo Energy Investments BV,144A,5.125%, 9/24/27	221,000	212,182
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	930,000	884,927
8.125%, 8/15/29	470,000	470,811
3.20%, 4/15/30	313,000	251,961
4.50%, 11/18/34	200,000	156,164
4.80%, 11/18/44	422,000	315,413
4.65%, 6/1/46	195,000	130,844
4.10%, 4/15/50	415,000	269,936
Yum! Brands, Inc.
144A,4.75%, 1/15/30	512,000	502,365
3.625%, 3/15/31	672,000	616,783
4.625%, 1/31/32	704,000	667,229
5.375%, 4/1/32	653,000	647,367
6.875%, 11/15/37	211,000	235,727
5.35%, 11/1/43	174,000	168,210

(Cost $38,501,340)		39,424,968

Consumer, Non-cyclical — 16.4%
Agriculture — 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	306,000	304,410
144A,6.00%, 6/15/30	649,000	656,944
Turning Point Brands, Inc.,144A,5.625%, 2/15/26	153,000	151,928
Vector Group Ltd.
144A,10.50%, 11/1/26	250,000	253,266
144A,5.75%, 2/1/29	570,000	577,836

(Cost $1,854,045)		1,944,384

Beverages — 0.1%
Primo Water Holdings, Inc.,144A,4.375%, 4/30/29

(Cost $442,185)	480,000	455,732

Commercial Services — 4.5%
ADT Security Corp.
144A,4.125%, 8/1/29	616,000	584,981
144A,4.875%, 7/15/32	466,000	442,974
Adtalem Global Education, Inc.,144A,5.50%, 3/1/28	268,000	263,552
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	366,000	364,908
Albion Financing 2 SARL,144A,8.75%, 4/15/27 (a)	276,000	282,055
Allied Universal Holdco LLC,144A,7.875%, 2/15/31	1,505,000	1,528,002

See Notes to Financial Statements.

50 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	775,000	718,765
Allied Universal Holdco LLC/ Allied Universal Finance Corp/Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	496,000	459,339
Alta Equipment Group, Inc.,144A,9.00%, 6/1/29	320,000	290,762
AMN Healthcare, Inc.
144A,4.625%, 10/1/27	326,000	318,387
144A,4.00%, 4/15/29	214,000	199,621
APi Group DE, Inc.
144A,4.125%, 7/15/29	206,000	193,642
144A,4.75%, 10/15/29	178,000	170,231
APX Group, Inc.
144A,6.75%, 2/15/27	407,000	407,759
144A,5.75%, 7/15/29	512,000	507,290
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,5.75%, 7/15/27	256,000	250,132
144A,5.75%, 7/15/27	234,000	228,029
144A,4.75%, 4/1/28 (a)	320,000	296,731
144A,5.375%, 3/1/29 (a)	386,000	353,668
144A,8.00%, 2/15/31 (a)	324,000	322,157
Brink’s Co.
144A,4.625%, 10/15/27	397,000	387,781
144A,6.50%, 6/15/29	250,000	258,685
144A,6.75%, 6/15/32	260,000	270,456
Carriage Services, Inc.,144A,4.25%, 5/15/29	256,000	236,370
Champions Financing, Inc.,144A,8.75%, 2/15/29	380,000	389,750
Cimpress PLC,7.00%, 6/15/26	331,000	329,947
CoreCivic, Inc.,8.25%, 4/15/29	317,000	334,409
Garda World Security Corp. 144A,4.625%, 2/15/27	375,000	365,626
144A,7.75%, 2/15/28	255,000	266,816
GEO Group, Inc.
144A,8.625%, 4/15/29	400,000	414,949
144A,10.25%, 4/15/31	400,000	422,593
Graham Holdings Co.,144A,5.75%, 6/1/26	145,000	145,381
Grand Canyon University,5.125%, 10/1/28	249,000	230,032
Herc Holdings, Inc.
144A,5.50%, 7/15/27	788,000	782,242
144A,6.625%, 6/15/29	515,000	529,699
Hertz Corp.,144A,12.625%, 7/15/29 (a)	480,000	511,282
Korn Ferry,144A,4.625%, 12/15/27	245,000	238,638
Matthews International Corp.,144A,5.25%, 12/1/25	184,000	180,592

	Principal Amount $	Value $

NESCO Holdings II, Inc.,144A,5.50%, 4/15/29	589,000	543,833
Port of Newcastle Investments Financing Pty Ltd.,144A,5.90%, 11/24/31	184,000	170,426
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	853,000	854,603
144A,3.375%, 8/31/27	666,000	630,566
144A,6.25%, 1/15/28	862,000	858,705
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	680,000	673,688
144A,10.875%, 8/1/29	310,000	303,407
Service Corp. International
4.625%, 12/15/27	367,000	360,097
5.125%, 6/1/29	509,000	502,996
3.375%, 8/15/30	521,000	467,552
4.00%, 5/15/31	531,000	487,277
Sotheby’s,144A,7.375%, 10/15/27	490,000	467,924
Sotheby’s/Bidfair Holdings, Inc.,144A,5.875%, 6/1/29	184,000	158,546
TriNet Group, Inc.
144A,3.50%, 3/1/29	320,000	296,025
144A,7.125%, 8/15/31	245,000	254,089
United Rentals North America, Inc.
5.50%, 5/15/27	326,000	326,100
3.875%, 11/15/27	489,000	471,947
4.875%, 1/15/28	1,069,000	1,054,489
5.25%, 1/15/30	486,000	482,188
4.00%, 7/15/30	459,000	429,184
3.875%, 2/15/31	706,000	651,611
3.75%, 1/15/32	459,000	414,267
144A,6.125%, 3/15/34	704,000	719,121
Upbound Group, Inc.,144A,6.375%, 2/15/29	276,000	269,222
Valvoline, Inc.,144A,3.625%, 6/15/31	338,000	301,016
VM Consolidated, Inc.,144A,5.50%, 4/15/29	224,000	218,002
VT Topco, Inc.,144A,8.50%, 8/15/30	310,000	325,935
Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	784,000	821,342
WASH Multifamily Acquisition, Inc.,144A,5.75%, 4/15/26	544,000	541,501
Williams Scotsman, Inc.
144A,4.625%, 8/15/28	326,000	314,353
144A,6.625%, 6/15/29	330,000	340,704
144A,7.375%, 10/1/31	320,000	336,358
ZipRecruiter, Inc.,144A,5.00%, 1/15/30	357,000	319,756

(Cost $29,241,993)		29,845,063

See Notes to Financial Statements.

DBX ETF Trust | 51

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Cosmetics/Personal Care — 0.6%
Coty, Inc.,144A,5.00%, 4/15/26	438,000	435,989
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
144A,4.75%, 1/15/29	326,000	317,414
144A,6.625%, 7/15/30	499,000	516,796
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	459,000	455,317
144A,4.125%, 4/1/29	320,000	303,278
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	449,000	442,230
4.90%, 6/15/30	479,000	462,939
4.90%, 12/15/44	195,000	160,878
Prestige Brands, Inc.
144A,5.125%, 1/15/28	251,000	247,334
144A,3.75%, 4/1/31	387,000	350,740

(Cost $3,573,209)		3,692,915

Food — 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	509,000	491,731
144A,7.50%, 3/15/26	337,000	340,836
144A,4.625%, 1/15/27	846,000	826,560
144A,5.875%, 2/15/28	486,000	484,792
144A,6.50%, 2/15/28	450,000	455,796
144A,3.50%, 3/15/29	884,000	818,716
144A,4.875%, 2/15/30	640,000	625,512
B&G Foods, Inc.,144A,8.00%, 9/15/28	511,000	531,255
C&S Group Enterprises LLC,144A,5.00%, 12/15/28	261,000	197,160
Chobani LLC / Chobani Finance Corp., Inc.,144A,4.625%, 11/15/28	280,000	270,570
Fiesta Purchaser, Inc.,144A,7.875%, 3/1/31	320,000	336,640
Ingles Markets, Inc.,144A,4.00%, 6/15/31	234,000	210,145
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	474,000	494,513
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	306,000	301,094
144A,4.125%, 1/31/30	621,000	578,048
144A,4.375%, 1/31/32	459,000	422,797
Performance Food Group, Inc.
144A,5.50%, 10/15/27	679,000	675,131
144A,4.25%, 8/1/29	640,000	603,990
Pilgrim’s Pride Corp.
4.25%, 4/15/31	554,000	522,228

	Principal Amount $	Value $

3.50%, 3/1/32	544,000	481,055
6.25%, 7/1/33	628,000	663,970
6.875%, 5/15/34	320,000	353,732
Post Holdings, Inc.
144A,5.625%, 1/15/28	234,000	233,395
144A,5.50%, 12/15/29	791,000	777,410
144A,4.625%, 4/15/30	887,000	843,013
144A,4.50%, 9/15/31	628,000	584,356
144A,6.25%, 2/15/32	649,000	665,557
144A,6.375%, 3/1/33	780,000	785,694
Safeway, Inc.,7.25%, 2/1/31	169,000	174,395
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed,144A,4.625%, 3/1/29	541,000	508,738
US Foods, Inc.
144A,6.875%, 9/15/28	306,000	318,309
144A,4.75%, 2/15/29	584,000	569,427
144A,4.625%, 6/1/30	320,000	306,300
144A,7.25%, 1/15/32	306,000	323,002

(Cost $16,340,960)		16,775,867

Healthcare-Products — 1.5%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	1,005,000	978,035
144A,3.875%, 11/1/29	520,000	485,920
Bausch + Lomb Corp.,144A,8.375%, 10/1/28	908,000	953,595
Embecta Corp.,144A,5.00%, 2/15/30	320,000	288,515
Garden Spinco Corp.,144A,8.625%, 7/20/30	234,000	255,344
Hologic, Inc.
144A,4.625%, 2/1/28	265,000	258,783
144A,3.25%, 2/15/29	622,000	574,442
Medline Borrower LP
144A,3.875%, 4/1/29	2,882,000	2,722,246
144A,5.25%, 10/1/29	1,601,000	1,572,401
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	940,000	968,975
Sotera Health Holdings LLC,144A,7.375%, 6/1/31	480,000	502,002
Teleflex, Inc.
4.625%, 11/15/27	324,000	317,783
144A,4.25%, 6/1/28	326,000	313,292

(Cost $9,861,978)		10,191,333

Healthcare-Services — 4.8%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28	296,000	293,731
144A,5.00%, 4/15/29	311,000	303,049
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	324,000	322,228
144A,3.125%, 2/15/29	337,000	328,674

See Notes to Financial Statements.

52 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,3.50%, 4/1/30	426,000	416,001
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	330,000	318,190
144A,3.75%, 3/15/29	326,000	305,480
144A,4.00%, 3/15/31	328,000	301,849
CHS/Community Health Systems, Inc.
144A,5.625%, 3/15/27	1,191,000	1,152,587
144A,8.00%, 12/15/27	429,000	429,736
144A,6.00%, 1/15/29	381,000	361,461
144A,5.25%, 5/15/30	971,000	870,632
144A,4.75%, 2/15/31	677,000	577,430
144A,10.875%, 1/15/32	1,467,000	1,588,058
Concentra Escrow Issuer Corp.,144A,6.875%, 7/15/32	416,000	435,174
DaVita, Inc.
144A,4.625%, 6/1/30	1,761,000	1,660,446
144A,3.75%, 2/15/31	961,000	855,387
144A,6.875%, 9/1/32	630,000	644,527
Encompass Health Corp.
4.50%, 2/1/28	512,000	500,564
4.75%, 2/1/30	512,000	496,407
4.625%, 4/1/31	255,000	241,457
Fortrea Holdings, Inc.,144A,7.50%, 7/1/30	349,000	355,818
Global Medical Response, Inc.,144A,10.00%, 10/31/28	375,000	374,044
HealthEquity, Inc.,144A,4.50%, 10/1/29	397,000	378,866
Heartland Dental LLC / Heartland Dental Finance Corp.,144A,10.50%, 4/30/28	459,000	491,611
IQVIA, Inc.
144A,5.00%, 10/15/26	663,000	658,415
144A,5.00%, 5/15/27	714,000	708,838
144A,6.50%, 5/15/30	320,000	331,992
Kedrion SpA,144A,6.50%, 9/1/29	507,000	476,580
Legacy LifePoint Health LLC,144A,4.375%, 2/15/27	367,000	358,035
LifePoint Health, Inc.
144A,9.875%, 8/15/30	512,000	561,501
144A,11.00%, 10/15/30	696,000	784,389
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	512,000	492,622
144A,3.875%, 11/15/30	418,000	384,329
144A,3.875%, 5/15/32	480,000	430,670
Pediatrix Medical Group, Inc.,144A,5.375%, 2/15/30 (a)	245,000	234,288
Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	975,000	982,884
Radiology Partners, Inc.,144A,4.275% Cash 3.50% PIK, PIK, 1/31/29	454,943	437,314

	Principal Amount $	Value $

Select Medical Corp.,144A,6.25%, 8/15/26	780,000	783,855
Star Parent, Inc.,144A,9.00%, 10/1/30	640,000	683,217
Tenet Healthcare Corp.
6.25%, 2/1/27	869,000	870,637
5.125%, 11/1/27	961,000	952,637
4.625%, 6/15/28	368,000	359,596
6.125%, 10/1/28	1,601,000	1,603,946
4.25%, 6/1/29	896,000	859,790
4.375%, 1/15/30	928,000	887,219
6.125%, 6/15/30	1,265,000	1,284,218
6.75%, 5/15/31	864,000	895,727
6.875%, 11/15/31	231,000	251,394
Toledo Hospital
Series B, 5.325%, 11/15/28	200,000	196,500
4.982%, 11/15/45	171,000	131,884
6.015%, 11/15/48	265,000	242,995
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	504,000	515,596

(Cost $29,991,433)		31,364,475

Household Products/Wares — 0.2%
ACCO Brands Corp.,144A,4.25%, 3/15/29	352,000	327,728
Central Garden & Pet Co.
5.125%, 2/1/28	184,000	181,697
4.125%, 10/15/30	324,000	297,699
144A,4.125%, 4/30/31	245,000	222,006
Kronos Acquisition Holdings, Inc.,144A,8.25%, 6/30/31	340,000	349,850

(Cost $1,331,678)		1,378,980

Pharmaceuticals — 1.8%
180 Medical, Inc.,144A,3.875%, 10/15/29	326,000	305,705
AdaptHealth LLC
144A,6.125%, 8/1/28	219,000	217,066
144A,4.625%, 8/1/29	320,000	292,005
144A,5.125%, 3/1/30	387,000	353,843
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	1,090,000	1,049,250
144A,6.125%, 2/1/27	654,000	558,415
144A,4.875%, 6/1/28	1,019,000	761,193
BellRing Brands, Inc.,144A,7.00%, 3/15/30	549,000	570,181
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	326,000	313,109
Elanco Animal Health, Inc.,6.65%, 8/28/28	467,000	483,590
Endo Finance Holdings, Inc.,144A,8.50%, 4/15/31 (a)	649,000	689,096
Herbalife Nutrition Ltd / HLF Financing, Inc.,144A,7.875%, 9/1/25	168,000	167,255

See Notes to Financial Statements.

DBX ETF Trust | 53

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

HLF Financing Sarl LLC / Herbalife International, Inc,144A,12.25%, 4/15/29	520,000	519,895
Jazz Securities DAC,144A,4.375%, 1/15/29	961,000	914,555
Mallinckrodt International Finance SA / Mallinckrodt CB LLC,144A,14.75%, 11/14/28	505,000	550,991
Option Care Health, Inc.,144A,4.375%, 10/31/29	326,000	309,224
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	1,358,000	1,298,273
144A,5.125%, 4/30/31	1,281,000	1,199,713
144A,6.75%, 5/15/34	320,000	331,627
144A,7.875%, 5/15/34	304,000	320,318
Owens & Minor, Inc.
144A,4.50%, 3/31/29	313,000	284,831
144A,6.625%, 4/1/30 (a)	354,000	342,595

(Cost $11,353,727)		11,832,730

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG,144A,10.50%, 5/15/28	306,000	325,867
Stena International SA
144A,7.25%, 1/15/31	461,000	474,664
144A,7.625%, 2/15/31	253,000	261,390

(Cost $1,032,159)		1,061,921

Energy — 14.8%
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.,144A,8.625%, 6/15/29	260,000	273,343
SunCoke Energy, Inc.,144A,4.875%, 6/30/29	320,000	290,748

(Cost $553,100)		564,091

Energy-Alternate Sources — 0.2%
Sunnova Energy Corp.,144A,5.875%, 9/1/26	260,000	244,257
TerraForm Power Operating LLC
144A,5.00%, 1/31/28	454,000	445,405
144A,4.75%, 1/15/30	448,000	423,068
Topaz Solar Farms LLC,144A,5.75%, 9/30/39	344,642	339,942

(Cost $1,424,227)		1,452,672

Oil & Gas — 7.2%
Aethon United BR LP / Aethon United Finance Corp.,144A,8.25%, 2/15/26	480,000	486,640
Antero Resources Corp.
144A,7.625%, 2/1/29	261,000	270,106

	Principal Amount $	Value $

144A,5.375%, 3/1/30	397,000	392,190
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,7.00%, 11/1/26	382,000	383,210
144A,9.00%, 11/1/27	213,000	259,677
144A,8.25%, 12/31/28	328,000	337,036
144A,5.875%, 6/30/29	245,000	244,400
Baytex Energy Corp.
144A,8.50%, 4/30/30	519,000	553,040
144A,7.375%, 3/15/32	374,000	387,346
Berry Petroleum Co. LLC,144A,7.00%, 2/15/26	245,000	242,616
Borr IHC Ltd / Borr Finance LLC
144A,10.00%, 11/15/28	824,683	863,771
144A,10.375%, 11/15/30	336,626	359,766
California Resources Corp.,144A,8.25%, 6/15/29	583,000	601,322
Chesapeake Energy Corp.
144A,5.50%, 2/1/26	320,000	319,817
144A,5.875%, 2/1/29	306,000	306,665
144A,6.75%, 4/15/29	608,000	617,085
Chord Energy Corp.,144A,6.375%, 6/1/26	245,000	246,374
CITGO Petroleum Corp.
144A,6.375%, 6/15/26	408,000	410,296
144A,8.375%, 1/15/29	713,000	740,601
Civitas Resources, Inc.
144A,5.00%, 10/15/26	245,000	241,559
144A,8.375%, 7/1/28	854,000	900,341
144A,8.625%, 11/1/30	640,000	695,682
144A,8.75%, 7/1/31	864,000	932,409
CNX Resources Corp.
144A,6.00%, 1/15/29	316,000	316,872
144A,7.375%, 1/15/31	328,000	342,762
144A,7.25%, 3/1/32	256,000	268,051
Comstock Resources, Inc.
144A,6.75%, 3/1/29	784,000	771,174
144A,6.75%, 3/1/29	256,000	251,200
144A,5.875%, 1/15/30	626,000	591,834
Crescent Energy Finance LLC
144A,9.25%, 2/15/28	632,000	670,137
144A,7.625%, 4/1/32	448,000	461,961
144A,7.375%, 1/15/33	486,000	498,496
CrownRock LP / CrownRock Finance, Inc.,144A,5.00%, 5/1/29	241,000	244,324
CVR Energy, Inc.
144A,5.75%, 2/15/28	256,000	241,419
144A,8.50%, 1/15/29	384,000	391,219
Diamond Foreign Asset Co. / Diamond Finance LLC,144A,8.50%, 10/1/30	352,000	371,326

See Notes to Financial Statements.

54 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Encino Acquisition Partners Holdings LLC
144A,8.50%, 5/1/28	448,000	461,813
144A,8.75%, 5/1/31	320,000	339,918
Endeavor Energy Resources LP / EER Finance, Inc.,144A,5.75%, 1/30/28	581,000	591,224
Energean PLC,144A,6.50%, 4/30/27 (a)	276,000	272,451
EnQuest PLC,144A,11.625%, 11/1/27	187,000	192,413
Gulfport Energy Corp.,144A,8.00%, 5/17/26	271,000	275,273
Harbour Energy PLC,144A,5.50%, 10/15/26	306,000	303,749
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	397,000	399,092
144A,5.75%, 2/1/29	387,000	384,044
144A,6.00%, 4/15/30	356,000	354,170
144A,6.00%, 2/1/31	394,000	389,005
144A,6.25%, 4/15/32	306,000	304,957
144A,8.375%, 11/1/33	376,000	411,790
144A,6.875%, 5/15/34	320,000	323,681
Ithaca Energy North Sea PLC,144A,9.00%, 7/15/26	383,000	389,980
Karoon USA Finance, Inc.,144A,10.50%, 5/14/29	224,000	230,340
Kraken Oil & Gas Partners LLC,144A,7.625%, 8/15/29	330,000	340,110
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.,144A,6.00%, 8/1/26	245,000	243,880
Matador Resources Co.
144A,6.875%, 4/15/28	320,000	328,316
144A,6.50%, 4/15/32	576,000	584,574
MEG Energy Corp.,144A,5.875%, 2/1/29	397,000	393,120
Moss Creek Resources Holdings, Inc.,144A,8.25%, 9/1/31	470,000	474,044
Murphy Oil Corp.
5.875%, 12/1/27	271,000	271,587
6.375%, 7/15/28	228,000	230,944
5.875%, 12/1/42	210,000	191,090
Nabors Industries, Inc.
144A,7.375%, 5/15/27	429,000	433,997
144A,9.125%, 1/31/30	433,000	463,999
Noble Finance II LLC,144A,8.00%, 4/15/30	907,000	940,426
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28	432,000	441,700
144A,8.75%, 6/15/31	320,000	341,799
Parkland Corp.
144A,5.875%, 7/15/27	324,000	323,673

	Principal Amount $	Value $

144A,4.50%, 10/1/29	490,000	462,548
144A,4.625%, 5/1/30	519,000	485,412
144A,6.625%, 8/15/32	320,000	323,352
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28 (a)	601,000	595,098
144A,7.875%, 9/15/30	306,000	318,198
Permian Resources Operating LLC
144A,5.375%, 1/15/26	177,000	176,864
144A,8.00%, 4/15/27	352,000	363,475
144A,5.875%, 7/1/29	449,000	449,051
144A,9.875%, 7/15/31	326,000	365,105
144A,7.00%, 1/15/32	640,000	671,367
144A,6.25%, 2/1/33	650,000	666,513
Precision Drilling Corp.,144A,6.875%, 1/15/29	256,000	259,768
Range Resources Corp.
8.25%, 1/15/29	387,000	401,107
144A,4.75%, 2/15/30	326,000	312,899
Seadrill Finance Ltd.,144A,8.375%, 8/1/30	372,000	392,675
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.,144A,7.875%, 11/1/28	397,000	418,129
SM Energy Co.
6.75%, 9/15/26	242,000	242,227
6.625%, 1/15/27	255,000	255,380
6.50%, 7/15/28	265,000	266,459
144A,6.75%, 8/1/29	490,000	497,647
144A,7.00%, 8/1/32	470,000	481,501
Southwestern Energy Co.
8.375%, 9/15/28	186,000	191,136
5.375%, 2/1/29	456,000	450,177
5.375%, 3/15/30	768,000	761,297
4.75%, 2/1/32	747,000	707,993
Strathcona Resources Ltd/ Alberta,144A,6.875%, 8/1/26	306,000	307,544
Sunoco LP
144A,7.00%, 5/1/29	480,000	500,010
144A,7.25%, 5/1/32	480,000	507,674
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	384,000	384,556
5.875%, 3/15/28	264,000	264,257
144A,7.00%, 9/15/28	320,000	333,234
4.50%, 5/15/29	490,000	470,452
4.50%, 4/30/30	512,000	486,503
Talos Production, Inc.
144A,9.00%, 2/1/29	390,000	414,309
144A,9.375%, 2/1/31	400,000	427,178
Teine Energy Ltd.,144A,6.875%, 4/15/29	245,000	243,913

See Notes to Financial Statements.

DBX ETF Trust | 55

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	454,000	440,722
Transocean Aquila Ltd.,144A,8.00%, 9/30/28	209,000	214,927
Transocean Poseidon Ltd.,144A,6.875%, 2/1/27	202,200	202,347
Transocean Titan Financing Ltd.,144A,8.375%, 2/1/28	322,000	333,901
Transocean, Inc.,144A,8.75%, 2/15/30	637,500	673,414
Valaris Ltd.,144A,8.375%, 4/30/30	704,000	734,437
Vermilion Energy, Inc.,144A,6.875%, 5/1/30	259,000	260,206
Viper Energy, Inc.
144A,5.375%, 11/1/27	284,000	281,440
144A,7.375%, 11/1/31	245,000	260,155
Vital Energy, Inc.
144A,7.75%, 7/31/29	183,000	185,201
9.75%, 10/15/30	342,000	375,369
144A,7.875%, 4/15/32	550,000	563,084
W&T Offshore, Inc.,144A,11.75%, 2/1/26	168,000	172,417

(Cost $46,012,108)		47,392,511

Oil & Gas Services — 0.9%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	132,000	132,959
144A,6.25%, 4/1/28	533,000	535,251
144A,6.625%, 9/1/32	450,000	455,613
Bristow Group, Inc.,144A,6.875%, 3/1/28	274,000	274,292
Enerflex Ltd.,144A,9.00%, 10/15/27	400,000	414,200
Helix Energy Solutions Group, Inc.,144A,9.75%, 3/1/29	188,000	202,552
Kodiak Gas Services LLC,144A,7.25%, 2/15/29	475,000	491,925
Oceaneering International, Inc.,6.00%, 2/1/28	184,000	186,402
Solaris Midstream Holdings LLC,144A,7.625%, 4/1/26	245,000	246,355
Star Holding LLC,144A,8.75%, 8/1/31	230,000	225,320
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	500,000	503,892
144A,7.125%, 3/15/29	634,000	651,221
Viridien,144A,8.75%, 4/1/27	320,000	306,554
Weatherford International Ltd.,144A,8.625%, 4/30/30	1,012,000	1,050,321
Welltec International ApS,144A,8.25%, 10/15/26	179,000	182,396

(Cost $5,693,997)		5,859,253

	Principal Amount $	Value $

Pipelines — 6.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	398,000	396,454
144A,5.75%, 1/15/28	428,000	428,120
144A,5.375%, 6/15/29	489,000	483,146
144A,6.625%, 2/1/32	389,000	400,833
Blue Racer Midstream LLC / Blue Racer Finance Corp.
144A,6.625%, 7/15/26	142,000	141,957
144A,7.00%, 7/15/29	320,000	332,852
144A,7.25%, 7/15/32	325,000	340,757
Buckeye Partners LP
3.95%, 12/1/26	367,000	356,554
4.125%, 12/1/27	245,000	234,993
144A,4.50%, 3/1/28	320,000	306,741
144A,6.875%, 7/1/29	370,000	378,403
5.85%, 11/15/43	260,000	235,152
5.60%, 10/15/44	204,000	172,192
CNX Midstream Partners LP,144A,4.75%, 4/15/30	245,000	228,508
CQP Holdco LP / BIP-V Chinook Holdco LLC
144A,5.50%, 6/15/31	896,000	878,385
144A,7.50%, 12/15/33	330,000	356,547
Delek Logistics Partners LP / Delek Logistics Finance Corp.
144A,7.125%, 6/1/28	256,000	257,985
144A,8.625%, 3/15/29	682,000	717,107
DT Midstream, Inc.
144A,4.125%, 6/15/29	704,000	668,793
144A,4.375%, 6/15/31	634,000	595,729
Energy Transfer LP
8.00%, 5/15/54	502,000	534,104
7.125%, 10/1/54	260,000	263,323
EQM Midstream Partners LP
4.125%, 12/1/26	306,000	300,554
144A,7.50%, 6/1/27	300,000	309,169
144A,6.50%, 7/1/27	576,000	590,395
5.50%, 7/15/28	544,000	547,631
144A,4.50%, 1/15/29	512,000	496,182
144A,6.375%, 4/1/29	384,000	394,774
144A,7.50%, 6/1/30	316,000	344,887
144A,4.75%, 1/15/31	696,000	668,714
6.50%, 7/15/48	352,000	363,578
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	641,000	656,330
7.75%, 2/1/28	416,000	423,420
8.25%, 1/15/29	389,000	404,199
8.875%, 4/15/30	306,000	324,801
7.875%, 5/15/32	448,000	459,727

See Notes to Financial Statements.

56 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	256,000	258,196
6.875%, 1/15/29	214,000	215,530
144A,8.25%, 1/15/32	278,000	289,001
Harvest Midstream I LP
144A,7.50%, 9/1/28	512,000	523,983
144A,7.50%, 5/15/32	315,000	331,145
Hess Midstream Operations LP
144A,5.625%, 2/15/26	509,000	507,606
144A,5.125%, 6/15/28	357,000	352,920
144A,6.50%, 6/1/29	398,000	410,654
144A,4.25%, 2/15/30	489,000	462,164
144A,5.50%, 10/15/30	265,000	262,537
Howard Midstream Energy Partners LLC
144A,8.875%, 7/15/28	347,000	369,918
144A,7.375%, 7/15/32	389,000	402,717
ITT Holdings LLC,144A,6.50%, 8/1/29	791,000	745,854
Kinetik Holdings LP
144A,6.625%, 12/15/28	526,000	541,981
144A,5.875%, 6/15/30	653,000	655,097
Martin Midstream Partners LP / Martin Midstream Finance Corp.,144A,11.50%, 2/15/28	255,000	279,145
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	560,000	546,077
144A,6.50%, 9/30/26 (a)	973,000	842,255
144A,8.75%, 3/15/29 (a)	480,000	402,280
NGL Energy Operating LLC / NGL Energy Finance Corp.
144A,8.125%, 2/15/29	564,000	576,813
144A,8.375%, 2/15/32	843,000	867,554
Northriver Midstream Finance LP,144A,6.75%, 7/15/32	340,000	351,049
NuStar Logistics LP
5.75%, 10/1/25	367,000	366,935
6.00%, 6/1/26	306,000	308,862
5.625%, 4/28/27	337,000	337,901
6.375%, 10/1/30	384,000	401,177
Prairie Acquiror LP,144A,9.00%, 8/1/29	251,000	262,531
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29	355,000	339,292
144A,4.80%, 5/15/30	214,000	198,651
144A,7.50%, 7/15/38	168,000	175,207
144A,6.875%, 4/15/40	316,000	306,297
South Bow Canadian Infrastructure Holdings Ltd.
144A,7.50%, 3/1/55	400,000	412,120
144A,7.625%, 3/1/55	300,000	306,300
Summit Midstream Holdings LLC,144A,8.625%, 10/31/29	375,000	389,204

	Principal Amount $	Value $

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	283,000	282,201
144A,5.50%, 1/15/28	573,000	552,873
144A,7.375%, 2/15/29	490,000	500,786
144A,6.00%, 12/31/30	444,000	423,422
144A,6.00%, 9/1/31	286,000	271,044
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	791,000	747,799
144A,6.25%, 1/15/30	640,000	665,417
144A,4.125%, 8/15/31	800,000	741,589
144A,3.875%, 11/1/33	811,000	721,433
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	1,441,000	1,509,090
144A,9.50%, 2/1/29	1,921,000	2,164,850
144A,7.00%, 1/15/30	961,000	982,477
144A,8.375%, 6/1/31	1,441,000	1,529,626
144A,9.875%, 2/1/32	1,281,000	1,423,191

(Cost $40,200,824)		41,507,747

Financial — 4.7%
Real Estate — 0.8%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30 (a)	422,000	374,159
CoreLogic, Inc.,144A,4.50%, 5/1/28	474,000	443,574
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	408,000	413,869
144A,8.875%, 9/1/31	256,000	277,209
Five Point Operating Co. LP / Five Point Capital Corp.,144A,10.50%, 1/15/28	339,561	347,660
Greystar Real Estate Partners LLC,144A,7.75%, 9/1/30	215,000	228,777
Howard Hughes Corp.
144A,5.375%, 8/1/28	480,000	466,810
144A,4.125%, 2/1/29	416,000	383,234
144A,4.375%, 2/1/31	425,000	380,947
Hunt Cos., Inc.,144A,5.25%, 4/15/29	407,000	383,645
Kennedy-Wilson, Inc.
4.75%, 3/1/29	377,000	340,303
4.75%, 2/1/30	397,000	350,327
5.00%, 3/1/31	382,000	332,295
Newmark Group, Inc.,7.50%, 1/12/29	312,000	331,932

(Cost $4,827,827)		5,054,741

See Notes to Financial Statements.

DBX ETF Trust | 57

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Real Estate Investment Trusts — 3.9%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	324,000	287,221
Blackstone Mortgage Trust, Inc.,144A,3.75%, 1/15/27	214,000	199,847
Brandywine Operating Partnership LP
3.95%, 11/15/27	276,000	258,564
8.05%, 3/15/28	214,000	227,713
8.875%, 4/12/29	256,000	278,207
4.55%, 10/1/29	244,000	223,571
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	533,000	531,700
144A,4.50%, 4/1/27	423,000	407,836
CTR Partnership LP / CareTrust Capital Corp.,144A,3.875%, 6/30/28	265,000	249,286
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	310,000	282,532
Hudson Pacific Properties LP
3.95%, 11/1/27	252,000	223,846
5.95%, 2/15/28	222,000	198,288
4.65%, 4/1/29	320,000	264,538
3.25%, 1/15/30	254,000	187,629
Iron Mountain Information Management Services, Inc.,144A,5.00%, 7/15/32	447,000	425,425
Iron Mountain, Inc.
144A,4.875%, 9/15/27	654,000	642,140
144A,5.25%, 3/15/28	528,000	522,172
144A,5.00%, 7/15/28	326,000	319,959
144A,7.00%, 2/15/29	640,000	664,696
144A,4.875%, 9/15/29	653,000	633,781
144A,5.25%, 7/15/30	832,000	810,989
144A,4.50%, 2/15/31	704,000	660,868
144A,5.625%, 7/15/32	397,000	391,176
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,5.25%, 10/1/25	201,000	200,281
144A,4.25%, 2/1/27	375,000	363,916
144A,4.75%, 6/15/29	420,000	404,823
144A,7.00%, 7/15/31	310,000	322,315
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26 (a)	306,000	287,838
5.00%, 10/15/27 (a)	886,000	751,969
4.625%, 8/1/29	591,000	454,461
3.50%, 3/15/31	832,000	568,300

	Principal Amount $	Value $

Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A,4.50%, 9/30/28	326,000	299,456
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	474,000	471,613
144A,4.875%, 5/15/29	490,000	467,460
144A,7.00%, 2/1/30	347,000	355,684
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	468,000	458,455
144A,7.25%, 7/15/28	245,000	254,770
144A,4.50%, 2/15/29	384,000	368,553
144A,6.50%, 4/1/32	654,000	673,632
Rithm Capital Corp.
144A,6.25%, 10/15/25	176,000	175,636
144A,8.00%, 4/1/29	496,000	493,642
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	356,000	344,172
144A,4.00%, 9/15/29	320,000	290,438
SBA Communications Corp.
3.875%, 2/15/27	958,000	926,755
3.125%, 2/1/29	939,000	864,083
Service Properties Trust
5.25%, 2/15/26	214,000	208,658
4.75%, 10/1/26	288,000	275,381
4.95%, 2/15/27	256,000	237,342
5.50%, 12/15/27	288,000	270,917
3.95%, 1/15/28	245,000	208,187
8.375%, 6/15/29	441,000	436,790
4.95%, 10/1/29	272,000	210,624
4.375%, 2/15/30	256,000	189,132
144A,8.625%, 11/15/31	640,000	684,626
8.875%, 6/15/32	324,000	305,187
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26	245,000	235,802
144A,4.375%, 1/15/27	330,000	320,563
144A,7.25%, 4/1/29	384,000	399,714
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	1,665,000	1,708,383
144A,Series MAY, 10.50%, 2/15/28	195,000	200,081
144A,4.75%, 4/15/28	365,000	320,929
Vornado Realty LP
2.15%, 6/1/26	253,000	239,343
3.40%, 6/1/31	224,000	190,206
XHR LP,144A,4.875%, 6/1/29	320,000	304,525

(Cost $24,916,178)		25,636,626

See Notes to Financial Statements.

58 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Industrial — 12.4%
Aerospace/Defense — 2.4%
AAR Escrow Issuer LLC,144A,6.75%, 3/15/29	359,000	371,620
Bombardier, Inc.
144A,7.875%, 4/15/27	270,000	270,918
144A,6.00%, 2/15/28	480,000	480,256
144A,7.50%, 2/1/29 (a)	480,000	504,277
144A,8.75%, 11/15/30	459,000	500,542
144A,7.25%, 7/1/31	480,000	503,851
144A,7.00%, 6/1/32 (a)	473,000	492,389
144A,7.45%, 5/1/34	345,000	376,142
Moog, Inc.,144A,4.25%, 12/15/27	326,000	313,998
Spirit AeroSystems, Inc.
3.85%, 6/15/26	194,000	188,021
144A,9.375%, 11/30/29	576,000	624,978
144A,9.75%, 11/15/30	768,000	859,502
TransDigm, Inc.
5.50%, 11/15/27	1,743,000	1,732,752
144A,6.75%, 8/15/28	1,336,000	1,373,606
4.625%, 1/15/29	818,000	786,965
144A,6.375%, 3/1/29	1,650,000	1,700,426
4.875%, 5/1/29	459,000	443,866
144A,6.875%, 12/15/30	969,000	1,011,861
144A,7.125%, 12/1/31	652,000	688,524
144A,6.625%, 3/1/32	1,409,000	1,465,318
Triumph Group, Inc.,144A,9.00%, 3/15/28	622,000	656,877

(Cost $14,924,428)		15,346,689

Building Materials — 2.3%
AmeriTex HoldCo Intermediate LLC,144A,10.25%, 10/15/28	325,000	345,763
Boise Cascade Co.,144A,4.875%, 7/1/30	245,000	234,447
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	337,000	327,595
144A,4.25%, 2/1/32	860,000	785,736
144A,6.375%, 6/15/32	429,000	441,833
144A,6.375%, 3/1/34	640,000	657,060
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28 (a)	473,000	469,332
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	315,000	311,884
Eco Material Technologies, Inc.,144A,7.875%, 1/31/27	422,000	427,424
Emerald Debt Merger Sub LLC,144A,6.625%, 12/15/30	1,777,000	1,819,708
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.,144A,6.75%, 7/15/31	320,000	329,758
Griffon Corp.,5.75%, 3/1/28	638,000	625,459
James Hardie International Finance DAC,144A,5.00%, 1/15/28	265,000	258,034

	Principal Amount $	Value $

JELD-WEN, Inc.
144A,4.875%, 12/15/27	265,000	256,261
144A,7.00%, 9/1/32	230,000	231,093
Knife River Corp.,144A,7.75%, 5/1/31	260,000	275,258
Louisiana-Pacific Corp.,144A,3.625%, 3/15/29	234,000	217,315
Masterbrand, Inc.,144A,7.00%, 7/15/32	448,000	461,443
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC,144A,6.75%, 4/1/32	448,000	460,388
MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	320,000	303,395
New Enterprise Stone & Lime Co., Inc.,144A,5.25%, 7/15/28	358,000	346,911
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	696,000	694,598
144A,8.875%, 11/15/31	713,000	765,333
Standard Building Solutions, Inc.,144A,6.50%, 8/15/32	320,000	329,699
Standard Industries, Inc.
144A,5.00%, 2/15/27	544,000	536,086
144A,4.75%, 1/15/28	652,000	634,000
144A,4.375%, 7/15/30	1,012,000	946,194
144A,3.375%, 1/15/31	704,000	615,630
Summit Materials LLC / Summit Materials Finance Corp.
144A,6.50%, 3/15/27	184,000	184,451
144A,5.25%, 1/15/29	454,000	449,412
144A,7.25%, 1/15/31	526,000	555,641

(Cost $14,910,459)		15,297,141

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
144A,6.50%, 12/31/27	184,000	185,974
144A,4.75%, 6/15/28	388,000	373,949
144A,4.375%, 3/31/29	507,000	476,639
EnerSys
144A,4.375%, 12/15/27	179,000	174,856
144A,6.625%, 1/15/32	202,000	212,083
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	851,000	873,030
144A,6.375%, 3/15/29	590,000	605,405
144A,6.625%, 3/15/32	534,000	550,123

(Cost $3,373,476)		3,452,059

Electronics — 0.8%
Atkore, Inc.,144A,4.25%, 6/1/31	246,000	223,266
Coherent Corp.,144A,5.00%, 12/15/29	647,000	625,639
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28	666,000	692,435
144A,8.625%, 5/15/32	380,000	397,366

See Notes to Financial Statements.

DBX ETF Trust | 59

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Imola Merger Corp.,144A,4.75%, 5/15/29	1,281,000	1,232,918
Sensata Technologies BV
144A,4.00%, 4/15/29	640,000	602,584
144A,5.875%, 9/1/30	324,000	323,621
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	296,000	279,518
144A,3.75%, 2/15/31	459,000	414,457
144A,6.625%, 7/15/32	315,000	325,936
TTM Technologies, Inc.,144A,4.00%, 3/1/29	316,000	298,228

(Cost $5,243,106)		5,415,968

Engineering & Construction — 0.9%
AECOM,5.125%, 3/15/27	638,000	638,605
Arcosa, Inc.
144A,4.375%, 4/15/29	265,000	251,305
144A,6.875%, 8/15/32	390,000	406,549
Artera Services LLC,144A,8.50%, 2/15/31	369,000	369,420
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par,144A,4.05%, 4/27/26	240,000	229,612
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	868,000	945,749
Brundage-Bone Concrete Pumping Holdings, Inc.,144A,6.00%, 2/1/26	200,000	199,976
Dycom Industries, Inc.,144A,4.50%, 4/15/29	326,000	312,372
Fluor Corp.,4.25%, 9/15/28	362,000	351,093
Global Infrastructure Solutions, Inc.
144A,5.625%, 6/1/29	265,000	257,793
144A,7.50%, 4/15/32	192,000	194,722
HTA Group Ltd./ Mauritius, 144A,7.50%, 6/4/29 (a)	544,000	548,685
Railworks Holdings LP / Railworks Rally, Inc.,144A,8.25%, 11/15/28	199,000	203,310
TopBuild Corp.
144A,3.625%, 3/15/29	265,000	245,727
144A,4.125%, 2/15/32	320,000	291,259
Weekley Homes LLC / Weekley Finance Corp.,144A,4.875%, 9/15/28	259,000	251,163

(Cost $5,517,622)		5,697,340

Environmental Control — 0.9%
Clean Harbors, Inc.
144A,4.875%, 7/15/27	349,000	345,071
144A,5.125%, 7/15/29	184,000	180,730
144A,6.375%, 2/1/31	326,000	333,144

	Principal Amount $	Value $

Enviri Corp.,144A,5.75%, 7/31/27	311,000	303,052
GFL Environmental, Inc.
144A,5.125%, 12/15/26	323,000	321,748
144A,4.00%, 8/1/28	480,000	457,560
144A,3.50%, 9/1/28	489,000	462,367
144A,4.75%, 6/15/29	459,000	444,157
144A,4.375%, 8/15/29	397,000	376,946
144A,6.75%, 1/15/31	627,000	654,950
Madison IAQ LLC,144A,4.125%, 6/30/28	459,000	436,738
Reworld Holding Corp.
144A,4.875%, 12/1/29	490,000	454,679
5.00%, 9/1/30	245,000	224,096
Stericycle, Inc.,144A,3.875%, 1/15/29	306,000	297,130
Waste Pro USA, Inc.,144A,5.50%, 2/15/26	307,000	305,805
Wrangler Holdco Corp.,144A,6.625%, 4/1/32	330,000	340,709

(Cost $5,730,692)		5,938,882

Hand/Machine Tools — 0.1%
Werner FinCo LP / Werner FinCo, Inc.,144A,11.50%, 6/15/28

(Cost $274,657)	252,000	277,595

Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.
144A,4.125%, 6/30/28	265,000	255,724
144A,4.125%, 4/15/29	256,000	244,838
Manitowoc Co., Inc.,144A,9.00%, 4/1/26	184,000	184,323
Terex Corp.,144A,5.00%, 5/15/29	387,000	375,740
Vertiv Group Corp.,144A,4.125%, 11/15/28	544,000	522,213

(Cost $1,526,126)		1,582,838

Machinery-Diversified — 0.6%
ATS Corp.,144A,4.125%, 12/15/28	214,000	200,259
Chart Industries, Inc.
144A,7.50%, 1/1/30	923,000	969,833
144A,9.50%, 1/1/31	332,000	360,591
Esab Corp.,144A,6.25%, 4/15/29	440,000	452,009
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	654,000	670,403
Mueller Water Products, Inc.,144A,4.00%, 6/15/29	288,000	272,253
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	999,000	983,476

(Cost $3,835,793)		3,908,824

See Notes to Financial Statements.

60 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
144A,5.00%, 9/30/27	224,000	220,537
144A,6.375%, 6/15/30	306,000	311,048
Roller Bearing Co. of America, Inc., 144A,4.375%, 10/15/29	320,000	304,363
Vallourec SACA,144A,7.50%, 4/15/32	532,000	560,205

(Cost $1,350,745)		1,396,153

Miscellaneous Manufacturing — 0.4%
Amsted Industries, Inc.
144A,5.625%, 7/1/27	260,000	259,527
144A,4.625%, 5/15/30	256,000	240,804
Calderys Financing LLC,144A,11.25%, 6/1/28	337,000	365,399
Enpro, Inc.,5.75%, 10/15/26	232,000	230,785
Hillenbrand, Inc.
5.00%, 9/15/26	230,000	229,121
6.25%, 2/15/29	333,000	337,224
3.75%, 3/1/31	229,000	203,378
LSB Industries, Inc.,144A,6.25%, 10/15/28	306,000	299,876
Trinity Industries, Inc.,144A,7.75%, 7/15/28	375,000	392,960

(Cost $2,481,054)		2,559,074

Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	367,000	365,926
144A,3.25%, 9/1/28	414,000	375,621
Ball Corp.
4.875%, 3/15/26	164,000	163,214
6.875%, 3/15/28	514,000	531,990
6.00%, 6/15/29	612,000	629,717
2.875%, 8/15/30	822,000	726,518
3.125%, 9/15/31	571,000	499,221
Berry Global, Inc.
144A,4.50%, 2/15/26	178,000	175,451
144A,5.625%, 7/15/27	320,000	319,507
Cascades, Inc./Cascades USA, Inc.,144A,5.375%, 1/15/28	293,000	286,153
Clearwater Paper Corp.,144A,4.75%, 8/15/28	168,000	156,805
Clydesdale Acquisition Holdings, Inc.
144A,6.625%, 4/15/29	320,000	319,561
144A,6.875%, 1/15/30	300,000	301,106
Crown Americas LLC,5.25%, 4/1/30	320,000	319,798

	Principal Amount $	Value $

Crown Americas LLC / Crown Americas Capital Corp. V,4.25%, 9/30/26	259,000	254,258
Crown Americas LLC / Crown Americas Capital Corp. VI,4.75%, 2/1/26	560,000	554,688
Crown Cork & Seal Co., Inc.,7.375%, 12/15/26	224,000	234,345
Graphic Packaging International LLC
144A,4.75%, 7/15/27	192,000	188,873
144A,3.50%, 3/15/28	276,000	260,067
144A,3.50%, 3/1/29	214,000	198,764
144A,3.75%, 2/1/30	251,000	232,114
144A,6.375%, 7/15/32	320,000	327,177
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC,144A,6.00%, 9/15/28	450,000	441,494
LABL, Inc.
144A,6.75%, 7/15/26	429,000	426,858
144A,5.875%, 11/1/28	306,000	282,263
144A,9.50%, 11/1/28	192,000	196,227
Mauser Packaging Solutions Holding Co.,144A,7.875%, 4/15/27	1,722,000	1,780,427
OI European Group BV,144A,4.75%, 2/15/30	259,000	243,105
Owens-Brockway Glass Container, Inc.
144A,6.625%, 5/13/27	375,000	375,894
144A,7.25%, 5/15/31 (a)	442,000	447,248
144A,7.375%, 6/1/32	199,000	199,899
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.,144A,4.375%, 10/15/28	326,000	309,720
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,144A,4.00%, 10/15/27	636,000	607,197
Sealed Air Corp.
144A,4.00%, 12/1/27	270,000	260,308
144A,6.125%, 2/1/28	503,000	510,913
144A,5.00%, 4/15/29	260,000	255,012
144A,7.25%, 2/15/31	260,000	273,232
144A,6.50%, 7/15/32	260,000	265,959
144A,6.875%, 7/15/33	285,000	305,035
Silgan Holdings, Inc.,4.125%, 2/1/28	399,000	385,402
TriMas Corp.,144A,4.125%, 4/15/29	265,000	246,986
Trivium Packaging Finance BV,144A,5.50%, 8/15/26	672,000	663,565

(Cost $15,550,991)		15,897,618

See Notes to Financial Statements.

DBX ETF Trust | 61

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Transportation — 0.7%
Brightline East LLC,144A,11.00%, 1/31/30	858,000	782,458
Danaos Corp.,144A,8.50%, 3/1/28	171,000	175,768
First Student Bidco, Inc. / First Transit Parent, Inc.,144A,4.00%, 7/31/29	393,000	364,277
Genesee & Wyoming, Inc.,144A,6.25%, 4/15/32	440,000	449,710
GN Bondco LLC,144A,9.50%, 10/15/31 (a)	463,000	471,275
Rand Parent LLC,144A,8.50%, 2/15/30 (a)	544,000	544,009
RXO, Inc.,144A,7.50%, 11/15/27	217,000	224,892
Watco Cos. LLC / Watco Finance Corp.,144A,7.125%, 8/1/32	460,000	476,326
XPO CNW, Inc.,6.70%, 5/1/34	192,000	199,562
XPO, Inc.
144A,7.125%, 6/1/31	296,000	309,229
144A,7.125%, 2/1/32	370,000	387,084

(Cost $4,312,602)		4,384,590

Technology — 5.0%
Computers — 1.5%
Amentum Escrow Corp.,144A,7.25%, 8/1/32	650,000	679,639
ASGN, Inc.,144A,4.625%, 5/15/28	357,000	344,923
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.,144A,6.00%, 11/1/29	340,000	323,061
Crane NXT Co.,4.20%, 3/15/48	211,000	151,465
Crowdstrike Holdings, Inc.,3.00%, 2/15/29	489,000	448,109
Fortress Intermediate 3, Inc.,144A,7.50%, 6/1/31	493,000	511,438
Insight Enterprises, Inc.,144A,6.625%, 5/15/32	325,000	336,410
KBR, Inc.,144A,4.75%, 9/30/28	174,000	166,720
NCR Atleos Corp.,144A,9.50%, 4/1/29	874,000	962,732
NCR Voyix Corp.
144A,5.00%, 10/1/28	428,000	423,004
144A,5.125%, 4/15/29	768,000	753,141
144A,5.25%, 10/1/30	276,000	267,890
Science Applications International Corp.,144A,4.875%, 4/1/28	245,000	237,625
Seagate HDD Cayman
4.875%, 6/1/27	309,000	307,620
4.091%, 6/1/29	306,000	291,279
8.25%, 12/15/29	320,000	346,926
4.125%, 1/15/31	169,000	153,431
8.50%, 7/15/31	324,000	352,342
9.625%, 12/1/32	485,000	559,306

	Principal Amount $	Value $

5.75%, 12/1/34	320,000	320,182
Unisys Corp.,144A,6.875%, 11/1/27	317,000	296,720
Western Digital Corp.,4.75%, 2/15/26	1,473,000	1,459,698

(Cost $9,359,609)		9,693,661

Office/Business Equipment — 0.3%
Pitney Bowes, Inc.
144A,6.875%, 3/15/27	253,000	249,815
144A,7.25%, 3/15/29	224,000	217,084
Xerox Corp.
4.80%, 3/1/35	163,000	116,386
6.75%, 12/15/39	214,000	167,508
Xerox Holdings Corp.
144A,5.50%, 8/15/28	480,000	411,100
144A,8.875%, 11/30/29	330,000	309,640
Zebra Technologies Corp.,144A,6.50%, 6/1/32	320,000	330,621

(Cost $1,782,198)		1,802,154

Semiconductors — 0.5%
Amkor Technology, Inc.,144A,6.625%, 9/15/27	292,000	293,691
ams-OSRAM AG,144A,12.25%, 3/30/29	264,000	281,610
Entegris, Inc.
144A,4.375%, 4/15/28	265,000	254,544
144A,4.75%, 4/15/29	1,032,000	1,012,714
144A,3.625%, 5/1/29	256,000	235,704
144A,5.95%, 6/15/30	566,000	573,675
ON Semiconductor Corp.,144A,3.875%, 9/1/28	459,000	436,216
Synaptics, Inc.,144A,4.00%, 6/15/29	265,000	248,045

(Cost $3,252,952)		3,336,199

Software — 2.7%
Camelot Finance SA,144A,4.50%, 11/1/26	429,000	419,477
Capstone Borrower, Inc.,144A,8.00%, 6/15/30	320,000	337,051
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	453,000	467,718
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	486,000	488,422
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	598,000	568,418
144A,4.875%, 7/1/29 (a)	590,000	568,096
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	2,561,000	2,524,490
144A,8.25%, 6/30/32	1,153,000	1,207,229
Consensus Cloud Solutions, Inc.
144A,6.00%, 10/15/26	165,000	161,826

See Notes to Financial Statements.

62 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,6.50%, 10/15/28 (a)	243,000	240,093
Dun & Bradstreet Corp.,144A,5.00%, 12/15/29	282,000	279,242
Dye & Durham Ltd.,144A,8.625%, 4/15/29	350,000	366,736
Elastic NV,144A,4.125%, 7/15/29 (a)	382,000	355,907
Fair Isaac Corp.
144A,5.25%, 5/15/26	265,000	264,864
144A,4.00%, 6/15/28	576,000	550,089
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL
144A,4.625%, 5/1/28	227,000	208,297
144A,8.75%, 5/1/29	315,000	327,985
MicroStrategy, Inc.,144A,6.125%, 6/15/28	326,000	317,765
Open Text Corp. 144A,3.875%, 2/15/28	584,000	553,703
144A,3.875%, 12/1/29	544,000	501,520
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	576,000	534,817
144A,4.125%, 12/1/31	416,000	378,801
PTC, Inc.,144A,4.00%, 2/15/28	306,000	294,620
RingCentral, Inc.,144A,8.50%, 8/15/30	268,000	286,368
ROBLOX Corp.,144A,3.875%, 5/1/30	649,000	597,890
Rocket Software, Inc.,144A,9.00%, 11/28/28	522,000	541,538
SS&C Technologies, Inc.
144A,5.50%, 9/30/27	1,280,000	1,278,678
144A,6.50%, 6/1/32	493,000	508,874
Twilio, Inc.
3.625%, 3/15/29	320,000	295,635
3.875%, 3/15/31	326,000	298,987
UKG, Inc.,144A,6.875%, 2/1/31	1,601,000	1,656,110
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,144A,3.875%, 2/1/29	416,000	384,539

(Cost $17,195,282)		17,765,785

Utilities — 3.5%
Electric — 3.4%
AES Corp.,7.60%, 1/15/55	616,000	634,535
Algonquin Power & Utilities Corp.,4.75%, 1/18/82	459,000	426,228
Atlantica Sustainable Infrastructure
PLC,144A,4.125%, 6/15/28	256,000	253,662
Calpine Corp.
144A,5.25%, 6/1/26	187,000	185,896
144A,4.50%, 2/15/28	800,000	775,880
144A,5.125%, 3/15/28	896,000	874,313
144A,4.625%, 2/1/29	428,000	408,234

	Principal Amount $	Value $

144A,5.00%, 2/1/31	544,000	521,618
144A,3.75%, 3/1/31	574,000	524,299
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	544,000	528,498
144A,3.75%, 2/15/31	592,000	537,167
144A,3.75%, 1/15/32	214,000	190,081
DPL, Inc.,4.35%, 4/15/29	262,000	244,956
Edison International
8.125%, 6/15/53	306,000	321,289
7.875%, 6/15/54	285,000	299,065
Electricite de France SA,144A,9.125%, Perpetual	960,000	1,084,680
Emera, Inc., Series 16-A, 6.75%, 6/15/76	778,000	780,552
EUSHI Finance, Inc.,144A,7.625%, 12/15/54	320,000	331,649
Leeward Renewable Energy Operations LLC,144A,4.25%, 7/1/29	245,000	230,202
Lightning Power LLC,144A,7.25%, 8/15/32	975,000	1,007,465
NextEra Energy Operating Partners LP
144A,3.875%, 10/15/26	320,000	309,569
144A,4.50%, 9/15/27	352,000	339,971
144A,7.25%, 1/15/29	480,000	502,545
NRG Energy, Inc.
6.625%, 1/15/27	243,000	243,330
5.75%, 1/15/28	526,000	526,118
144A,3.375%, 2/15/29	320,000	293,655
144A,5.25%, 6/15/29	464,000	458,668
144A,3.625%, 2/15/31	648,000	579,763
144A,3.875%, 2/15/32	294,000	263,542
Pattern Energy Operations LP / Pattern Energy Operations, Inc.,144A,4.50%, 8/15/28	391,000	376,001
PG&E Corp.
5.00%, 7/1/28	653,000	639,570
5.25%, 7/1/30	653,000	639,342
Pike Corp.
144A,5.50%, 9/1/28	400,000	389,647
144A,8.625%, 1/31/31	259,000	279,600
Talen Energy Supply LLC,144A,8.625%, 6/1/30	768,000	831,588
TransAlta Corp.
7.75%, 11/15/29	259,000	273,567
6.50%, 3/15/40	204,000	211,885
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	640,000	638,651
144A,5.625%, 2/15/27	832,000	830,748
144A,5.00%, 7/31/27	832,000	823,510
144A,4.375%, 5/1/29	800,000	765,885
144A,7.75%, 10/15/31	929,000	988,475

See Notes to Financial Statements.

DBX ETF Trust | 63

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,6.875%, 4/15/32	650,000	675,150

(Cost $21,343,960)		22,041,049

Gas — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	413,000	408,457
5.75%, 5/20/27	332,000	324,286
144A,9.375%, 6/1/28	326,000	342,267

(Cost $1,055,503)		1,075,010

TOTAL CORPORATE BONDS

(Cost $622,278,863)		641,048,921

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL — 2.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

(Cost $16,776,173)	16,776,173	16,776,173

CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

(Cost $9,081,613)	9,081,613	9,081,613

TOTAL INVESTMENTS — 101.8%

(Cost $648,136,649)		666,906,707

Other assets and liabilities, net — (1.8%)		(11,825,252)

NET ASSETS — 100.0%		655,081,455

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:

Value ($) at 10/27/2023 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
SECURITIES LENDING COLLATERAL — 2.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)
—	16,776,173	(d)	—	—	—	57,818	—	16,776,173	16,776,173
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)
—	65,858,091		(56,776,478)	—	—	240,687	—	9,081,613	9,081,613
—	82,634,264		(56,776,478)	—	—	298,505	—	25,857,786	25,857,786

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $16,134,348, which is 2.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2024.

Perpetual:	Callable security with no stated maturity date.
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

64 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$641,048,921	$—	$641,048,921
Short-Term Investments (a)	25,857,786	—	—	25,857,786
TOTAL	$25,857,786	$641,048,921	$—	$666,906,707

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 65

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

August 31, 2024

	Principal Amount $	Value $

CORPORATE BONDS — 97.9%

Basic Materials — 4.6%

Chemicals — 1.9%
Ashland, Inc.,144A,3.375%, 9/1/31	1,640,000	1,438,167
ASP Unifrax Holdings, Inc.
144A,5.25%, 9/30/28	3,044,000	1,578,390
144A,7.50%, 9/30/29	1,504,000	754,249
Avient Corp.,144A,7.125%, 8/1/30	2,879,000	2,998,884
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	1,906,000	2,020,876
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	2,569,000	2,384,464
Chemours Co.
5.375%, 5/15/27	1,877,000	1,825,469
144A,5.75%, 11/15/28	3,001,000	2,815,557
144A,4.625%, 11/15/29	2,399,000	2,112,848
Consolidated Energy Finance SA
144A,5.625%, 10/15/28	2,022,000	1,641,996
144A,12.00%, 2/15/31	2,304,000	2,270,537
INEOS Finance PLC
144A,6.75%, 5/15/28 (a)	1,616,000	1,629,214
144A,7.50%, 4/15/29 (a)	2,764,000	2,864,140
INEOS Quattro Finance 2 PLC,144A,9.625%, 3/15/29	1,525,000	1,646,776
Methanex Corp.
5.125%, 10/15/27	2,706,000	2,665,263
5.25%, 12/15/29	2,656,000	2,612,118
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	3,988,000	3,940,804
144A,8.50%, 11/15/28	1,542,000	1,645,909
144A,4.25%, 5/15/29 (a)	2,189,000	1,999,122
144A,9.00%, 2/15/30	2,480,000	2,666,950
Olin Corp.
5.125%, 9/15/27	1,977,000	1,954,670
5.625%, 8/1/29	2,572,000	2,566,671
5.00%, 2/1/30	1,996,000	1,931,229
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28	4,234,000	4,038,918
144A,6.625%, 5/1/29	2,726,000	2,611,413
Tronox, Inc.,144A,4.625%, 3/15/29	4,143,000	3,779,632
WR Grace Holdings LLC
144A,4.875%, 6/15/27	2,980,000	2,917,860
144A,5.625%, 8/15/29	4,383,000	4,068,134

(Cost $71,297,148)		67,380,260

Forest Products & Paper — 0.1%
Mercer International, Inc.,5.125%, 2/1/29

(Cost $3,249,650)	3,313,000	2,711,603

	Principal Amount $	Value $

Iron/Steel — 0.7%
ATI, Inc.,7.25%, 8/15/30 (a)	1,660,000	1,768,737
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	2,145,000	2,143,544
144A,6.75%, 4/15/30	2,840,000	2,882,833
144A,7.00%, 3/15/32 (a)	5,460,000	5,490,061
Metinvest BV,144A,7.75%, 10/17/29	1,300,000	855,842
Mineral Resources Ltd.
144A,8.125%, 5/1/27	2,743,000	2,768,839
144A,8.00%, 11/1/27	2,580,000	2,623,463
144A,9.25%, 10/1/28	4,240,000	4,484,630
144A,8.50%, 5/1/30	2,374,000	2,470,776
United States Steel Corp.,6.875%, 3/1/29	1,788,000	1,804,730

(Cost $27,263,622)		27,293,455

Mining — 1.9%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27	2,872,000	2,868,385
144A,6.125%, 5/15/28	1,902,000	1,928,248
144A,4.125%, 3/31/29	1,919,000	1,830,223
144A,7.125%, 3/15/31	2,972,000	3,127,739
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30	2,656,000	2,858,905
144A,11.50%, 10/1/31	1,906,000	2,158,067
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27	5,720,000	5,678,197
144A,9.375%, 3/1/29	6,100,000	6,498,049
144A,8.625%, 6/1/31	5,043,000	5,047,326
FMG Resources August 2006 Pty Ltd.
144A,4.50%, 9/15/27	2,265,000	2,193,271
144A,5.875%, 4/15/30	2,750,000	2,748,224
144A,4.375%, 4/1/31	5,706,000	5,240,141
144A,6.125%, 4/15/32	2,981,000	2,980,386
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	2,365,000	2,337,577
144A,6.125%, 4/1/29	1,883,000	1,902,305
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	1,944,000	1,848,199
144A,4.50%, 6/1/31	2,206,000	1,984,638
Nexa Resources SA,144A,6.50%, 1/18/28	1,523,000	1,581,803
Novelis Corp.
144A,3.25%, 11/15/26	3,045,000	2,933,948
144A,4.75%, 1/30/30	6,121,000	5,851,705
144A,3.875%, 8/15/31	2,896,000	2,599,553
Vedanta Resources Finance II PLC,144A,9.25%, 4/23/26	1,835,000	1,821,766

(Cost $67,800,288)		68,018,655

See Notes to Financial Statements.

66 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Communications — 17.2%
Advertising — 1.0%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	4,843,000	4,735,108
144A,7.75%, 4/15/28	3,854,000	3,362,842
144A,9.00%, 9/15/28 (a)	2,666,000	2,836,339
144A,7.50%, 6/1/29 (a)	3,997,000	3,373,341
144A,7.875%, 4/1/30	3,334,000	3,486,270
Lamar Media Corp.
3.75%, 2/15/28	2,351,000	2,254,729
4.00%, 2/15/30	2,120,000	1,981,180
3.625%, 1/15/31	1,987,000	1,800,818
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27 (a)	2,419,000	2,404,213
144A,4.25%, 1/15/29	1,941,000	1,833,760
144A,4.625%, 3/15/30	1,904,000	1,786,663
144A,7.375%, 2/15/31	1,665,000	1,772,248
Stagwell Global LLC,144A,5.625%, 8/15/29	4,188,000	3,973,775

(Cost $37,246,057)		35,601,286

Internet — 1.1%
Cogent Communications Group LLC
144A,3.50%, 5/1/26	1,898,000	1,838,435
144A,7.00%, 6/15/27	1,726,000	1,748,669
Gen Digital, Inc.
144A,6.75%, 9/30/27	3,426,000	3,511,931
144A,7.125%, 9/30/30 (a)	2,284,000	2,387,678
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	2,313,000	2,307,510
144A,3.50%, 3/1/29	3,063,000	2,850,638
Match Group Holdings II LLC
144A,5.00%, 12/15/27	1,713,000	1,686,633
144A,4.625%, 6/1/28	1,904,000	1,832,474
144A,4.125%, 8/1/30	1,914,000	1,764,721
144A,3.625%, 10/1/31	1,904,000	1,691,926
MercadoLibre, Inc.,3.125%, 1/14/31	2,249,000	2,005,258
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	1,985,000	1,973,553
Rakuten Group, Inc.
144A,11.25%, 2/15/27	6,844,000	7,440,386
144A,9.75%, 4/15/29	7,614,000	8,212,651

(Cost $40,934,273)		41,252,463

Media — 9.7%
AMC Networks, Inc.
144A,10.25%, 1/15/29	3,355,000	3,374,711
4.25%, 2/15/29 (a)	3,719,000	2,641,188
Cable One, Inc.,144A,4.00%, 11/15/30 (a)	2,475,000	1,901,840

	Principal Amount $	Value $

CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	2,735,000	2,730,581
144A,5.125%, 5/1/27	12,332,000	12,096,030
144A,5.00%, 2/1/28	9,498,000	9,159,694
144A,5.375%, 6/1/29	5,706,000	5,417,893
144A,6.375%, 9/1/29	5,749,000	5,683,292
144A,4.75%, 3/1/30	11,610,000	10,593,472
144A,4.50%, 8/15/30	10,467,000	9,344,381
144A,4.25%, 2/1/31	11,423,000	9,921,396
144A,7.375%, 3/1/31 (a)	4,161,000	4,237,958
144A,4.75%, 2/1/32	4,568,000	3,984,460
4.50%, 5/1/32	11,036,000	9,433,733
144A,4.50%, 6/1/33	6,655,000	5,569,606
144A,4.25%, 1/15/34	7,614,000	6,146,636
CSC Holdings LLC
144A,5.50%, 4/15/27 (a)	4,972,000	4,075,607
144A,5.375%, 2/1/28	3,807,000	2,931,143
144A,7.50%, 4/1/28	3,982,000	2,060,257
144A,11.25%, 5/15/28 (a)	3,807,000	3,386,928
144A,11.75%, 1/31/29	7,804,000	6,895,864
144A,6.50%, 2/1/29	6,662,000	5,035,013
144A,5.75%, 1/15/30	8,566,000	3,428,709
144A,4.125%, 12/1/30	4,188,000	2,766,100
144A,4.625%, 12/1/30 (a)	8,892,000	3,485,523
144A,3.375%, 2/15/31 (a)	3,814,000	2,466,791
144A,4.50%, 11/15/31	5,672,000	3,777,823
144A,5.00%, 11/15/31 (a)	1,902,000	717,861
Directv Financing LLC,144A,8.875%, 2/1/30	2,800,000	2,843,593
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,5.875%, 8/15/27	14,129,000	13,694,864
DISH DBS Corp.
7.75%, 7/1/26	7,668,000	5,166,629
144A,5.25%, 12/1/26	10,465,000	8,984,208
7.375%, 7/1/28	3,831,000	1,975,433
144A,5.75%, 12/1/28	9,525,000	7,346,469
5.125%, 6/1/29	5,729,000	2,614,509
DISH Network Corp.,144A,11.75%, 11/15/27	13,444,000	13,681,085
Gray Escrow II, Inc.,144A,5.375%, 11/15/31	4,900,000	2,810,895
Gray Television, Inc.
144A,7.00%, 5/15/27 (a)	2,567,000	2,478,248
144A,10.50%, 7/15/29	4,818,000	4,949,474
144A,4.75%, 10/15/30	3,061,000	1,745,944
iHeartCommunications, Inc.
6.375%, 5/1/26 (a)	3,046,139	2,561,358
8.375%, 5/1/27 (a)	3,496,951	1,595,709
144A,5.25%, 8/15/27 (a)	2,856,000	1,789,349
144A,4.75%, 1/15/28 (a)	1,914,000	1,100,107

See Notes to Financial Statements.

DBX ETF Trust | 67

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	4,420,000	4,045,595
144A,5.125%, 7/15/29 (a)	3,122,000	2,524,583
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	3,302,000	3,239,621
144A,8.00%, 8/1/29	2,425,000	2,417,337
144A,7.375%, 9/1/31	2,415,000	2,495,917
News Corp.
144A,3.875%, 5/15/29	3,824,000	3,599,804
144A,5.125%, 2/15/32	1,917,000	1,865,291
Nexstar Media, Inc.
144A,5.625%, 7/15/27	6,503,000	6,360,433
144A,4.75%, 11/1/28 (a)	3,807,000	3,561,131
Radiate Holdco LLC / Radiate Finance, Inc.
144A,4.50%, 9/15/26	3,369,000	2,673,014
144A,6.50%, 9/15/28	3,845,000	2,072,328
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30 (a)	1,845,000	1,104,011
144A,4.125%, 12/1/30 (a)	2,807,000	1,983,328
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	3,933,000	3,765,250
144A,5.00%, 8/1/27	5,692,000	5,569,631
144A,4.00%, 7/15/28	7,604,000	7,129,860
144A,5.50%, 7/1/29	4,743,000	4,620,459
144A,4.125%, 7/1/30	5,705,000	5,126,158
144A,3.875%, 9/1/31	5,711,000	4,906,125
Sunrise FinCo I BV,144A,4.875%, 7/15/31	4,753,000	4,427,657
Sunrise HoldCo IV BV,144A,5.50%, 1/15/28	1,728,000	1,706,437
TEGNA, Inc.
144A,4.75%, 3/15/26	2,087,000	2,062,902
4.625%, 3/15/28	3,807,000	3,592,532
5.00%, 9/15/29	4,188,000	3,893,048
Telenet Finance Luxembourg Notes SARL,144A,5.50%, 3/1/28	3,800,000	3,688,186
Univision Communications, Inc.
144A,6.625%, 6/1/27	5,842,000	5,787,655
144A,8.00%, 8/15/28	5,552,000	5,621,650
144A,4.50%, 5/1/29	3,954,000	3,474,318
144A,7.375%, 6/30/30	3,395,000	3,260,999
144A,8.50%, 7/31/31	1,904,000	1,901,551
Virgin Media Finance PLC,144A,5.00%, 7/15/30	3,517,000	3,051,832
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	5,425,000	5,146,529
144A,4.50%, 8/15/30	3,483,000	3,078,874
VTR Finance NV,144A,6.375%, 7/15/28	1,850,000	1,703,151

	Principal Amount $	Value $

Ziggo Bond Co. BV
144A,6.00%, 1/15/27	2,312,000	2,306,806
144A,5.125%, 2/28/30 (a)	1,904,000	1,720,700
Ziggo BV,144A,4.875%, 1/15/30	3,780,000	3,528,979

(Cost $397,966,550)		347,616,046

Telecommunications — 5.4%
Altice Financing SA
144A,5.00%, 1/15/28	4,568,000	3,674,636
144A,5.75%, 8/15/29	7,801,000	6,018,196
Altice France Holding SA
144A,10.50%, 5/15/27	5,992,000	2,377,224
144A,6.00%, 2/15/28	4,186,000	1,374,059
Altice France SA
144A,8.125%, 2/1/27 (a)	6,632,000	5,341,518
144A,5.50%, 1/15/28	4,193,000	2,989,037
144A,5.125%, 1/15/29	1,808,000	1,257,544
144A,5.125%, 7/15/29	9,505,000	6,643,258
144A,5.50%, 10/15/29	7,594,000	5,277,948
C&W Senior Finance Ltd.,144A,6.875%, 9/15/27	4,641,000	4,573,955
CommScope LLC
144A,6.00%, 3/1/26	5,722,000	5,514,577
144A,8.25%, 3/1/27	3,319,000	2,776,967
144A,7.125%, 7/1/28	2,409,000	1,777,341
144A,4.75%, 9/1/29	4,788,000	3,866,310
CommScope Technologies LLC,144A,5.00%, 3/15/27	2,855,000	2,188,684
Connect Finco SARL / Connect US Finco LLC,144A,6.75%, 10/1/26	7,495,000	7,441,329
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	1,538,000	1,349,849
144A,6.50%, 10/1/28	2,846,000	2,611,925
CT Trust,144A,5.125%, 2/3/32	2,800,000	2,518,606
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	4,260,000	4,248,287
144A,5.00%, 5/1/28	5,901,000	5,735,623
144A,6.75%, 5/1/29 (a)	3,807,000	3,675,639
5.875%, 11/1/29 (a)	2,891,189	2,662,856
144A,6.00%, 1/15/30 (a)	3,794,000	3,503,441
144A,8.75%, 5/15/30	4,520,000	4,765,712
144A,8.625%, 3/15/31	2,855,000	3,023,902
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)	2,859,000	2,393,137
6.625%, 8/1/26 (a)	2,711,500	1,464,978
Iliad Holding SASU
144A,6.50%, 10/15/26	2,600,000	2,625,009
144A,7.00%, 10/15/28	3,250,000	3,301,334
144A,8.50%, 4/15/31	3,617,000	3,836,794
Intelsat Jackson Holdings SA,144A,6.50%, 3/15/30	11,421,000	10,994,976

See Notes to Financial Statements.

68 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Level 3 Financing, Inc.
144A,4.25%, 7/1/28	2,047,000	1,448,396
144A,10.50%, 4/15/29	2,858,000	3,077,980
144A,4.875%, 6/15/29 (a)	2,530,000	1,979,852
144A,11.00%, 11/15/29 (a)	6,027,000	6,614,976
144A,4.50%, 4/1/30 (a)	2,832,000	2,090,105
144A,10.50%, 5/15/30 (a)	3,863,000	4,158,404
144A,3.875%, 10/15/30	1,910,000	1,309,244
144A,10.75%, 12/15/30	2,757,000	2,982,991
144A,4.00%, 4/15/31	1,880,000	1,268,984
Lumen Technologies, Inc.
144A,4.50%, 1/15/29	1,683,000	956,331
144A,4.125%, 4/15/30 (a)	1,975,000	1,483,572
Millicom International Cellular SA
144A,5.125%, 1/15/28	1,370,700	1,327,357
144A,6.25%, 3/25/29	2,261,700	2,239,276
144A,4.50%, 4/27/31 (a)	2,948,000	2,629,733
144A,7.375%, 4/2/32	1,824,000	1,849,007
Optics Bidco SpA
144A,Series 2033, 6.375%, 11/15/33	1,908,000	1,915,417
144A,6.00%, 9/30/34	1,857,000	1,810,515
144A,Series 2036, 7.20%, 7/18/36	1,923,000	2,029,338
144A,Series 2038, 7.721%, 6/4/38	1,936,000	2,101,236
Sable International Finance Ltd.,144A,5.75%, 9/7/27	1,887,000	1,868,602
VEON Holdings BV,144A,3.375%, 11/25/27	3,716,000	3,121,440
Viasat, Inc.
144A,5.625%, 9/15/25	2,421,000	2,399,398
144A,5.625%, 4/15/27	2,284,000	2,169,774
144A,6.50%, 7/15/28	1,538,000	1,284,884
144A,7.50%, 5/30/31 (a)	2,788,000	2,135,953
Windstream Escrow LLC / Windstream Escrow Finance Corp.,144A,7.75%, 8/15/28	5,330,000	5,208,375
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27 (a)	5,618,000	4,909,901
144A,6.125%, 3/1/28	4,112,000	3,183,161
Zegona Finance PLC,144A,8.625%, 7/15/29	3,400,000	3,538,338

(Cost $214,958,594)		194,897,191

Consumer, Cyclical — 17.5%

Airlines — 0.9%
Air Canada,144A,3.875%, 8/15/26	4,553,000	4,396,939
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)	2,854,000	2,874,417
144A,8.50%, 5/15/29	3,807,000	3,960,369

	Principal Amount $	Value $

Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,144A,11.00%, 4/15/29	3,740,000	3,809,901
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25 (a)	2,303,868	1,440,349
144A,8.00%, 9/20/25 (a)	1,941,019	1,213,501
United Airlines, Inc.
144A,4.375%, 4/15/26	7,614,000	7,437,880
144A,4.625%, 4/15/29	7,354,000	7,005,279

(Cost $34,459,773)		32,138,635

Apparel — 0.2%
Hanesbrands, Inc.
144A,4.875%, 5/15/26	3,424,000	3,403,557
144A,9.00%, 2/15/31 (a)	2,284,000	2,457,780
Levi Strauss & Co.,144A,3.50%, 3/1/31 (a)	1,904,000	1,719,424

(Cost $7,474,265)		7,580,761

Auto Manufacturers — 0.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	1,521,000	1,490,307
144A,5.875%, 6/1/29	1,906,000	1,912,791
144A,3.75%, 1/30/31	3,822,000	3,476,956
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	3,993,000	4,077,537

(Cost $11,319,672)		10,957,591

Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	2,976,000	2,942,191
144A,7.00%, 4/15/28	1,897,000	1,951,404
144A,8.25%, 4/15/31 (a)	1,904,000	2,025,536
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	1,906,000	1,917,253
6.875%, 7/1/28	1,532,000	1,540,817
5.00%, 10/1/29 (a)	2,301,000	2,142,905
Clarios Global LP / Clarios US Finance Co.
144A,6.25%, 5/15/26	3,416,000	3,425,322
144A,8.50%, 5/15/27	5,880,000	5,948,720
144A,6.75%, 5/15/28	2,852,000	2,934,759
Dana, Inc.
5.375%, 11/15/27	1,729,000	1,717,404
5.625%, 6/15/28	1,532,000	1,511,323
4.25%, 9/1/30	1,432,000	1,291,312
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	3,394,000	3,354,629
4.875%, 3/15/27	2,549,000	2,492,430
5.00%, 7/15/29 (a)	3,216,000	2,989,641
5.25%, 4/30/31 (a)	2,101,000	1,905,298
5.25%, 7/15/31 (a)	2,296,000	2,084,543

See Notes to Financial Statements.

DBX ETF Trust | 69

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

5.625%, 4/30/33 (a)	1,723,000	1,518,852
Tenneco, Inc.,144A,8.00%, 11/17/28	7,225,000	6,761,737
ZF North America Capital, Inc.
144A,6.875%, 4/14/28	2,117,000	2,188,957
144A,7.125%, 4/14/30	2,284,000	2,395,699
144A,6.75%, 4/23/30	3,179,000	3,270,393
144A,6.875%, 4/23/32	2,659,000	2,764,706

(Cost $62,016,328)		61,075,831

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	2,669,000	2,573,910
144A,3.875%, 11/15/29	1,532,000	1,419,564
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	4,759,000	4,412,976
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	2,106,000	2,169,325
144A,7.75%, 3/15/31	3,046,000	3,241,578

(Cost $14,246,563)		13,817,353

Entertainment — 2.9%
Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	2,600,000	2,709,044
AMC Entertainment Holdings, Inc.,144A,7.50%, 2/15/29 (a)	3,623,000	2,642,415
Banijay Entertainment SAS,144A,8.125%, 5/1/29	1,521,000	1,583,248
Caesars Entertainment, Inc.
144A,8.125%, 7/1/27 (a)	6,133,000	6,267,343
144A,4.625%, 10/15/29 (a)	4,568,000	4,323,767
144A,7.00%, 2/15/30	7,597,000	7,872,984
144A,6.50%, 2/15/32	5,703,000	5,864,144
Churchill Downs, Inc.
144A,5.50%, 4/1/27	2,249,000	2,244,364
144A,4.75%, 1/15/28	2,681,000	2,616,401
144A,5.75%, 4/1/30	4,568,000	4,543,406
144A,6.75%, 5/1/31	2,299,000	2,365,372
Cinemark USA, Inc.
144A,5.25%, 7/15/28 (a)	2,912,000	2,863,071
144A,7.00%, 8/1/32	1,912,000	1,985,872
International Game Technology PLC
144A,4.125%, 4/15/26	2,855,000	2,805,595
144A,6.25%, 1/15/27	2,859,000	2,908,026
144A,5.25%, 1/15/29	2,852,000	2,825,736
Light & Wonder International, Inc.
144A,7.00%, 5/15/28	2,664,000	2,695,750
144A,7.25%, 11/15/29	2,067,000	2,143,177
144A,7.50%, 9/1/31	2,094,000	2,206,333
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	4,562,000	4,644,805
144A,4.75%, 10/15/27	3,617,000	3,526,105

	Principal Amount $	Value $

144A,3.75%, 1/15/28	1,924,000	1,827,688
Merlin Entertainments Group US Holdings, Inc.,144A,7.375%, 2/15/31	1,976,000	1,969,926
Mohegan Tribal Gaming Authority
144A,8.00%, 2/1/26	4,473,000	4,340,575
144A,13.25%, 12/15/27	1,910,000	2,171,527
Motion Bondco DAC,144A,6.625%, 11/15/27	1,420,000	1,344,521
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	1,329,000	1,307,958
144A,4.125%, 7/1/29 (a)	1,594,000	1,428,771
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29 (a)	2,866,000	2,138,911
144A,5.875%, 9/1/31	2,805,000	1,948,331
Vail Resorts, Inc.,144A,6.50%, 5/15/32 (a)	2,284,000	2,375,645
WMG Acquisition Corp.
144A,3.75%, 12/1/29	2,056,000	1,919,312
144A,3.875%, 7/15/30 (a)	2,037,000	1,892,226
144A,3.00%, 2/15/31 (a)	3,036,000	2,702,494
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	2,852,000	2,792,204
144A,7.125%, 2/15/31	3,802,000	4,037,568

(Cost $109,254,122)		105,834,615

Food Service — 0.2%
Aramark Services, Inc.,144A,5.00%, 2/1/28	4,375,000	4,295,669
TKC Holdings, Inc.
144A,6.875%, 5/15/28	1,627,000	1,621,100
144A,10.50%, 5/15/29	2,570,000	2,566,099

(Cost $8,745,864)		8,482,868

Home Builders — 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,4.625%, 4/1/30	1,521,000	1,432,830
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	2,288,000	2,284,004
144A,4.875%, 2/15/30	1,917,000	1,788,674
Century Communities, Inc.
6.75%, 6/1/27	1,888,000	1,906,268
144A,3.875%, 8/15/29	1,914,000	1,774,902
Mattamy Group Corp.
144A,5.25%, 12/15/27	1,904,000	1,884,831
144A,4.625%, 3/1/30	2,277,000	2,149,334
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	1,901,000	1,925,515

See Notes to Financial Statements.

70 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,5.75%, 1/15/28	1,713,000	1,728,722
144A,5.125%, 8/1/30	1,904,000	1,883,265

(Cost $19,308,833)		18,758,345

Home Furnishings — 0.2%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29 (a)	3,064,000	2,844,207
144A,3.875%, 10/15/31	3,042,000	2,678,323

(Cost $5,958,919)		5,522,530

Housewares — 0.5%
Newell Brands, Inc.
5.70%, 4/1/26	7,549,000	7,530,294
6.375%, 9/15/27 (a)	1,904,000	1,918,981
6.625%, 9/15/29	1,887,000	1,887,638
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)	1,567,000	1,485,803
4.00%, 4/1/31	1,819,000	1,631,439
4.375%, 2/1/32	1,525,000	1,371,891

(Cost $16,408,873)		15,826,046

Leisure Time — 2.9%
Carnival Corp.
144A,7.625%, 3/1/26	5,143,000	5,198,544
144A,5.75%, 3/1/27	10,373,000	10,413,838
144A,6.00%, 5/1/29 (a)	7,614,000	7,653,220
144A,10.50%, 6/1/30	3,807,000	4,134,859
Carnival Holdings Bermuda Ltd., 144A,10.375%, 5/1/28	7,728,000	8,365,514
Life Time, Inc.
144A,5.75%, 1/15/26	3,519,000	3,522,181
144A,8.00%, 4/15/26 (a)	1,739,000	1,766,370
NCL Corp. Ltd.
144A,5.875%, 3/15/26	5,421,000	5,421,431
144A,5.875%, 2/15/27	3,804,000	3,815,515
144A,8.375%, 2/1/28	2,279,000	2,407,025
144A,8.125%, 1/15/29	2,998,000	3,208,882
144A,7.75%, 2/15/29 (a)	2,279,000	2,433,587
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	2,471,000	2,432,202
144A,5.50%, 8/31/26	3,802,000	3,810,258
144A,5.375%, 7/15/27	3,854,000	3,864,017
3.70%, 3/15/28	1,940,000	1,857,855
144A,5.50%, 4/1/28	5,781,000	5,829,260
144A,7.25%, 1/15/30	2,698,000	2,854,157
144A,6.25%, 3/15/32	4,852,000	5,013,780
144A,6.00%, 2/1/33	7,430,000	7,615,847
Sabre GLBL, Inc.
144A,8.625%, 6/1/27	3,438,000	3,307,417
144A,11.25%, 12/15/27 (a)	2,128,000	2,156,745
Viking Cruises Ltd.
144A,5.875%, 9/15/27	3,141,000	3,139,628
144A,7.00%, 2/15/29	1,903,000	1,928,999

	Principal Amount $	Value $

144A,9.125%, 7/15/31	2,741,000	3,009,144

(Cost $104,418,113)		105,160,275

Lodging — 2.3%
Boyd Gaming Corp.
4.75%, 12/1/27	3,801,000	3,736,923
144A,4.75%, 6/15/31	3,424,000	3,223,922
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	1,897,000	1,901,674
144A,5.875%, 4/1/29	2,098,000	2,139,469
144A,3.75%, 5/1/29	3,046,000	2,867,357
4.875%, 1/15/30	3,807,000	3,738,137
144A,4.00%, 5/1/31	4,184,000	3,868,902
144A,3.625%, 2/15/32	5,706,000	5,118,043
144A,6.125%, 4/1/32	1,716,000	1,760,431
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,5.00%, 6/1/29	3,236,000	3,061,899
144A,4.875%, 7/1/31	1,904,000	1,708,340
144A,6.625%, 1/15/32	3,422,000	3,465,774
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29 (a)	1,897,000	1,766,078
Melco Resorts Finance Ltd.
144A,5.25%, 4/26/26	1,906,000	1,864,921
144A,5.625%, 7/17/27	2,293,000	2,210,721
144A,5.75%, 7/21/28	3,133,000	2,990,036
144A,5.375%, 12/4/29	4,491,000	4,113,580
144A,7.625%, 4/17/32	2,870,000	2,878,455
MGM Resorts International
4.625%, 9/1/26	1,432,000	1,413,642
5.50%, 4/15/27	2,563,000	2,564,446
4.75%, 10/15/28 (a)	2,872,000	2,797,600
6.50%, 4/15/32	2,855,000	2,877,480
Station Casinos LLC
144A,4.50%, 2/15/28	2,634,000	2,529,680
144A,4.625%, 12/1/31	1,901,000	1,765,938
144A,6.625%, 3/15/32	1,917,000	1,956,680
Studio City Finance Ltd.
144A,6.50%, 1/15/28	1,776,000	1,710,631
144A,5.00%, 1/15/29	4,176,000	3,733,821
Travel + Leisure Co.
144A,6.625%, 7/31/26	2,475,000	2,520,599
6.00%, 4/1/27	1,519,000	1,524,072
144A,4.50%, 12/1/29	2,486,000	2,319,703
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	3,424,000	3,403,367

(Cost $86,421,779)		83,532,321

See Notes to Financial Statements.

DBX ETF Trust | 71

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Retail — 4.5%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	5,936,000	5,674,506
144A,4.375%, 1/15/28	2,857,000	2,770,674
144A,3.50%, 2/15/29	2,800,000	2,614,039
144A,6.125%, 6/15/29	4,500,000	4,599,113
144A,4.00%, 10/15/30	11,177,000	10,247,088
Advance Auto Parts, Inc.,3.90%, 4/15/30 (a)	1,921,000	1,766,441
Asbury Automotive Group, Inc.
4.50%, 3/1/28	1,551,000	1,505,148
144A,4.625%, 11/15/29	2,920,000	2,783,267
4.75%, 3/1/30	1,704,000	1,630,200
144A,5.00%, 2/15/32	2,397,000	2,259,418
Bath & Body Works, Inc.
5.25%, 2/1/28	1,687,000	1,664,417
7.50%, 6/15/29 (a)	1,847,000	1,916,390
144A,6.625%, 10/1/30	3,231,000	3,274,111
Beacon Roofing Supply, Inc.,144A,6.50%, 8/1/30	2,288,000	2,351,883
eG Global Finance PLC,144A,12.00%, 11/30/28 (a)	4,178,000	4,562,075
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	2,466,000	2,475,063
144A,5.875%, 4/1/29	3,141,000	2,947,423
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	3,804,000	3,561,299
144A,6.75%, 1/15/30 (a)	4,759,000	4,285,470
FirstCash, Inc.
144A,4.625%, 9/1/28	1,904,000	1,825,828
144A,5.625%, 1/1/30	2,094,000	2,070,331
144A,6.875%, 3/1/32	1,914,000	1,968,670
Gap, Inc.
144A,3.625%, 10/1/29	2,815,000	2,525,179
144A,3.875%, 10/1/31	2,870,000	2,481,922
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	2,800,000	2,650,969
144A,6.375%, 1/15/30	1,900,000	1,937,645
Kohl’s Corp.,4.625%, 5/1/31	1,927,000	1,594,340
Lithia Motors, Inc.
144A,4.625%, 12/15/27	1,530,000	1,495,247
144A,3.875%, 6/1/29	3,046,000	2,827,871
144A,4.375%, 1/15/31	2,090,000	1,927,787
Macy’s Retail Holdings LLC
144A,5.875%, 4/1/29 (a)	1,897,000	1,861,576
144A,5.875%, 3/15/30	1,517,000	1,472,445
144A,6.125%, 3/15/32	1,664,000	1,593,185
Michaels Cos., Inc.
144A,5.25%, 5/1/28	3,233,000	2,541,811

	Principal Amount $	Value $

144A,7.875%, 5/1/29	4,321,000	2,572,810
Murphy Oil USA, Inc.
4.75%, 9/15/29	1,906,000	1,850,962
144A,3.75%, 2/15/31	1,904,000	1,724,429
NMG Holding Co, Inc. / Neiman Marcus Group LLC,144A,7.125%, 4/1/26	4,174,000	4,229,130
Nordstrom, Inc.
4.375%, 4/1/30	1,897,000	1,749,075
4.25%, 8/1/31	1,635,000	1,458,460
Penske Automotive Group, Inc.
3.50%, 9/1/25	2,097,000	2,065,966
3.75%, 6/15/29	1,901,000	1,770,937
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	4,568,000	4,374,531
144A,7.75%, 2/15/29	4,378,000	4,318,479
QVC, Inc.
4.75%, 2/15/27	2,094,000	1,836,491
4.375%, 9/1/28	1,974,000	1,487,700
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	2,475,000	2,315,667
144A,4.875%, 11/15/31	1,917,000	1,756,890
Staples, Inc.
144A,10.75%, 4/15/27	40,000	37,016
144A,10.75%, 9/1/29	9,042,000	8,528,006
144A,12.75%, 1/15/30	17,946	13,887
Suburban Propane Partners LP/ Suburban Energy Finance Corp.,144A,5.00%, 6/1/31	2,475,000	2,273,094
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	5,445,000	5,185,626
8.125%, 8/15/29	2,869,000	2,876,516
3.20%, 4/15/30 (a)	1,904,000	1,534,352
Yum! Brands, Inc.
144A,4.75%, 1/15/30	3,043,000	2,995,167
3.625%, 3/15/31	3,997,000	3,671,612
4.625%, 1/31/32	4,188,000	3,973,252
5.375%, 4/1/32	3,807,000	3,776,690

(Cost $169,601,111)		162,039,576

Consumer, Non-cyclical — 16.9%
Agriculture — 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	1,917,000	1,913,882
144A,6.00%, 6/15/30	3,807,000	3,858,298
Vector Group Ltd.
144A,10.50%, 11/1/26	1,849,000	1,879,241
144A,5.75%, 2/1/29	3,327,000	3,375,668

(Cost $11,023,504)		11,027,089

See Notes to Financial Statements.

72 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Beverages — 0.1%
Primo Water Holdings, Inc.,144A,4.375%, 4/30/29

(Cost $2,828,041)	2,855,000	2,713,311

Commercial Services — 4.5%
ADT Security Corp., 144A,4.125%, 8/1/29	3,654,000	3,473,507
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	2,151,000	2,146,270
Albion Financing 2 SARL, 144A,8.75%, 4/15/27	1,708,000	1,747,766
Allied Universal Holdco LLC, 144A,7.875%, 2/15/31	7,692,000	7,816,138
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,9.75%, 7/15/27	4,014,000	4,030,899
144A,6.00%, 6/1/29 (a)	3,684,000	3,282,171
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	4,766,000	4,425,414
APX Group, Inc.
144A,6.75%, 2/15/27	2,278,000	2,284,811
144A,5.75%, 7/15/29	3,102,000	3,076,346
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,5.75%, 7/15/27	1,511,000	1,481,269
144A,4.75%, 4/1/28 (a)	1,934,000	1,795,370
144A,5.375%, 3/1/29 (a)	2,313,000	2,121,367
144A,8.00%, 2/15/31 (a)	1,831,000	1,822,240
Block, Inc.
2.75%, 6/1/26	3,804,000	3,657,005
3.50%, 6/1/31	3,754,000	3,391,865
144A,6.50%, 5/15/32	7,708,000	8,002,931
Brink’s Co.
144A,4.625%, 10/15/27	2,284,000	2,238,465
144A,6.50%, 6/15/29	1,530,000	1,584,567
144A,6.75%, 6/15/32	1,521,000	1,583,397
Garda World Security Corp.
144A,4.625%, 2/15/27	2,183,000	2,130,646
144A,9.50%, 11/1/27	2,301,000	2,323,842
144A,7.75%, 2/15/28	1,500,000	1,574,665
144A,6.00%, 6/1/29	1,902,000	1,801,099
144A,8.25%, 8/1/32	2,104,000	2,140,119
Herc Holdings, Inc.
144A,5.50%, 7/15/27	4,470,000	4,441,248
144A,6.625%, 6/15/29	3,039,000	3,127,742
Hertz Corp.
144A,4.625%, 12/1/26 (a)	1,904,000	1,496,450
144A,12.625%, 7/15/29 (a)	2,860,000	3,048,874
144A,5.00%, 12/1/29 (a)	3,807,000	2,572,819

	Principal Amount $	Value $

Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	5,199,000	5,214,332
144A,3.375%, 8/31/27	3,854,000	3,652,842
144A,6.25%, 1/15/28	5,115,500	5,100,627
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	4,001,000	3,967,244
144A,10.875%, 8/1/29	1,759,000	1,723,042
Service Corp. International
4.625%, 12/15/27	2,091,000	2,053,773
5.125%, 6/1/29	2,826,000	2,799,728
3.375%, 8/15/30	3,233,000	2,904,181
4.00%, 5/15/31	3,064,000	2,814,329
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,144A,6.75%, 8/15/32	4,200,000	4,335,784
Sotheby’s,144A,7.375%, 10/15/27	2,912,000	2,795,365
United Rentals North America, Inc.
5.50%, 5/15/27	1,914,000	1,921,478
3.875%, 11/15/27	2,855,000	2,758,136
4.875%, 1/15/28	6,375,000	6,293,211
5.25%, 1/15/30	2,796,000	2,775,815
4.00%, 7/15/30	2,855,000	2,672,555
3.875%, 2/15/31	4,188,000	3,869,675
3.75%, 1/15/32	2,855,000	2,578,988
144A,6.125%, 3/15/34	4,198,000	4,293,416
Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	4,743,000	4,973,059
Williams Scotsman, Inc.
144A,4.625%, 8/15/28	1,904,000	1,843,009
144A,6.625%, 6/15/29	1,912,000	1,975,853
144A,7.375%, 10/1/31	1,914,000	2,013,040

(Cost $164,920,743)		159,948,784

Cosmetics/Personal Care — 0.5%
Coty, Inc.,144A,5.00%, 4/15/26	2,389,000	2,383,706
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC,144A,6.625%, 7/15/30	2,855,000	2,959,701
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	2,843,000	2,822,889
144A,4.125%, 4/1/29	1,914,000	1,815,810
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	2,676,000	2,638,408
4.90%, 6/15/30	2,852,000	2,758,807
Prestige Brands, Inc.
144A,5.125%, 1/15/28	1,529,000	1,508,156
144A,3.75%, 4/1/31	2,284,000	2,071,977

(Cost $19,429,828)		18,959,454

See Notes to Financial Statements.

DBX ETF Trust | 73

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Food — 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	2,860,000	2,765,154
144A,7.50%, 3/15/26	2,244,000	2,275,858
144A,4.625%, 1/15/27	5,133,000	5,020,334
144A,5.875%, 2/15/28	2,852,000	2,847,879
144A,6.50%, 2/15/28 (a)	2,876,000	2,916,181
144A,3.50%, 3/15/29	5,271,000	4,900,785
144A,4.875%, 2/15/30	3,804,000	3,731,601
B&G Foods, Inc.
5.25%, 9/15/27 (a)	2,109,000	1,997,182
144A,8.00%, 9/15/28	3,043,000	3,167,419
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	1,904,000	1,875,643
144A,4.125%, 1/31/30	3,693,000	3,439,880
144A,4.375%, 1/31/32	2,665,000	2,456,534
Performance Food Group, Inc.
144A,5.50%, 10/15/27	4,052,000	4,034,664
144A,4.25%, 8/1/29	3,794,000	3,584,703
Pilgrim’s Pride Corp.
3.50%, 3/1/32	3,386,000	2,996,789
6.25%, 7/1/33	3,737,000	3,955,715
6.875%, 5/15/34	1,884,000	2,084,953
Post Holdings, Inc.
144A,5.625%, 1/15/28	1,542,000	1,539,703
144A,5.50%, 12/15/29	4,683,000	4,612,893
144A,4.625%, 4/15/30	5,436,000	5,169,985
144A,4.50%, 9/15/31	3,821,000	3,557,918
144A,6.25%, 2/15/32	3,813,000	3,915,040
144A,6.375%, 3/1/33	4,400,000	4,443,120
US Foods, Inc.
144A,6.875%, 9/15/28	1,912,000	1,991,304
144A,4.75%, 2/15/29	3,444,000	3,362,054
144A,4.625%, 6/1/30	1,908,000	1,827,506
144A,7.25%, 1/15/32	1,914,000	2,022,740

(Cost $88,263,695)		86,493,537

Healthcare-Products — 1.5%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	5,881,000	5,729,206
144A,3.875%, 11/1/29	3,046,000	2,855,524
Bausch + Lomb Corp.,144A,8.375%, 10/1/28	5,226,000	5,494,957
Hologic, Inc.
144A,4.625%, 2/1/28	1,525,000	1,490,757
144A,3.25%, 2/15/29	3,632,000	3,357,333
Medline Borrower LP
144A,3.875%, 4/1/29	17,132,000	16,196,134
144A,5.25%, 10/1/29	9,518,000	9,355,258

	Principal Amount $	Value $
Medline Borrower LP/Medline Co.-Issuer, Inc., 144A,6.25%, 4/1/29	5,719,000	5,902,437
Teleflex, Inc.
4.625%, 11/15/27	1,904,000	1,869,333
144A,4.25%, 6/1/28	1,906,000	1,833,548

(Cost $38,996,357)		54,084,487

Healthcare-Services — 5.0%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	2,162,000	2,152,240
144A,3.125%, 2/15/29	1,993,000	1,945,553
144A,3.50%, 4/1/30	2,205,000	2,154,746
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	1,902,000	1,839,193
144A,3.75%, 3/15/29	1,901,000	1,782,701
144A,4.00%, 3/15/31	1,904,000	1,753,794
CHS/Community Health Systems, Inc.
144A,5.625%, 3/15/27	7,233,000	7,006,404
144A,8.00%, 12/15/27	2,651,000	2,658,121
144A,6.875%, 4/1/28	2,245,000	1,773,829
144A,6.00%, 1/15/29	2,448,000	2,327,928
144A,6.875%, 4/15/29 (a)	4,745,000	4,088,129
144A,6.125%, 4/1/30	4,779,000	3,788,623
144A,5.25%, 5/15/30	5,843,000	5,243,242
144A,4.75%, 2/15/31	4,093,000	3,495,403
144A,10.875%, 1/15/32	8,455,000	9,163,284
Concentra Escrow Issuer Corp.,144A,6.875%, 7/15/32	2,475,000	2,592,171
DaVita, Inc.
144A,4.625%, 6/1/30	10,618,000	10,018,660
144A,3.75%, 2/15/31	5,752,000	5,123,774
144A,6.875%, 9/1/32	3,625,000	3,710,906
Encompass Health Corp.
4.50%, 2/1/28	3,046,000	2,980,356
4.75%, 2/1/30	3,046,000	2,955,369
4.625%, 4/1/31	1,534,000	1,453,833
IQVIA, Inc.
144A,5.00%, 10/15/26	3,992,000	3,969,506
144A,5.00%, 5/15/27	4,468,000	4,439,292
144A,6.50%, 5/15/30	1,901,000	1,977,631
Legacy LifePoint Health LLC,144A,4.375%, 2/15/27	2,247,000	2,194,311
LifePoint Health, Inc.
144A,5.375%, 1/15/29 (a)	1,954,000	1,825,912
144A,9.875%, 8/15/30	3,046,000	3,344,298
144A,11.00%, 10/15/30	4,164,000	4,698,016
144A,10.00%, 6/1/32	3,036,000	3,298,836
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	3,039,000	2,926,366
144A,3.875%, 11/15/30	2,475,000	2,277,661

See Notes to Financial Statements.

74 | DBX ETF Trust

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Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

144A,3.875%, 5/15/32	2,855,000	2,564,030
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28	3,988,000	2,943,749
144A,5.75%, 11/1/28 (a)	3,760,000	1,672,414
Radiology Partners, Inc.,144A,4.275% Cash 3.50% PIK, PIK, 1/31/29 (a)	2,680,124	2,579,619
Select Medical Corp.,144A,6.25%, 8/15/26	4,664,000	4,690,384
Star Parent, Inc.,144A,9.00%, 10/1/30	3,807,000	4,068,835
Tenet Healthcare Corp.
6.25%, 2/1/27	5,555,000	5,570,632
5.125%, 11/1/27	5,697,000	5,651,869
4.625%, 6/15/28	2,661,000	2,602,344
6.125%, 10/1/28	9,336,000	9,361,814
4.25%, 6/1/29	5,236,000	5,029,607
4.375%, 1/15/30	5,452,000	5,217,371
6.125%, 6/15/30	7,629,000	7,754,436
6.75%, 5/15/31	5,165,000	5,359,932
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	3,046,000	3,119,890

(Cost $186,683,356)		179,147,014

Household Products/Wares — 0.1%
Central Garden & Pet Co.
4.125%, 10/15/30 (a)	1,904,000	1,751,272
144A,4.125%, 4/30/31	1,523,000	1,381,476

(Cost $3,367,490)		3,132,748

Pharmaceuticals — 2.5%
AdaptHealth LLC
144A,4.625%, 8/1/29	1,899,000	1,734,728
144A,5.125%, 3/1/30 (a)	2,279,000	2,085,476
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	2,214,000	2,006,892
144A,8.50%, 1/31/27	2,443,000	1,820,230
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	6,244,000	6,017,655
144A,9.00%, 12/15/25	2,074,000	1,922,677
144A,6.125%, 2/1/27	3,802,000	3,250,330
144A,5.75%, 8/15/27	1,914,000	1,552,426
144A,5.00%, 1/30/28	1,692,000	960,328
144A,4.875%, 6/1/28	6,071,000	4,542,110
144A,11.00%, 9/30/28	6,753,000	6,195,878
144A,5.00%, 2/15/29	1,651,000	860,394
144A,6.25%, 2/15/29 (a)	3,151,000	1,673,969
144A,5.25%, 1/30/30	3,001,000	1,504,341
144A,5.25%, 2/15/31	1,781,000	899,414
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	1,897,000	1,823,694
Grifols SA,144A,4.75%, 10/15/28 (a)	2,684,000	2,551,952

	Principal Amount $	Value $

HLF Financing Sarl LLC / Herbalife International, Inc,144A,12.25%, 4/15/29	3,059,000	3,061,609
HLF Financing Sarl LLC / Herbalife International, Inc.,144A,4.875%, 6/1/29	2,284,000	1,444,618
Jazz Securities DAC,144A,4.375%, 1/15/29	5,692,000	5,421,861
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	7,984,000	7,638,639
144A,5.125%, 4/30/31	7,754,000	7,268,667
144A,6.75%, 5/15/34	1,902,000	1,973,485
144A,7.875%, 5/15/34	1,827,000	1,927,355
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)	1,835,000	1,671,646
144A,6.625%, 4/1/30 (a)	2,117,000	2,050,638
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	12,859,000	12,323,812
6.75%, 3/1/28	4,762,000	4,963,004

(Cost $102,814,598)		91,147,828

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG,144A,10.50%, 5/15/28

(Cost $2,015,795)	1,917,000	2,043,326

Energy — 12.6%
Energy-Alternate Sources — 0.2%
Sunnova Energy Corp.,144A,11.75%, 10/1/28 (a)	1,525,000	1,417,320
TerraForm Power Operating LLC
144A,5.00%, 1/31/28	2,665,000	2,616,852
144A,4.75%, 1/15/30	2,665,000	2,518,765

(Cost $6,327,223)		6,552,937

Oil & Gas — 5.9%
Antero Resources Corp.
144A,7.625%, 2/1/29	1,452,000	1,506,486
144A,5.375%, 3/1/30	2,331,000	2,304,214
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,7.00%, 11/1/26	2,301,000	2,310,107
144A,8.25%, 12/31/28	1,955,000	2,010,274
144A,5.875%, 6/30/29	1,519,000	1,519,785
Baytex Energy Corp.
144A,8.50%, 4/30/30	3,192,000	3,404,405
144A,7.375%, 3/15/32	2,182,000	2,261,621
California Resources Corp.,144A,8.25%, 6/15/29	3,410,000	3,520,065

See Notes to Financial Statements.

DBX ETF Trust | 75

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Chesapeake Energy Corp.
144A,5.50%, 2/1/26	1,981,000	1,983,392
144A,5.875%, 2/1/29	1,919,000	1,924,744
144A,6.75%, 4/15/29	3,614,000	3,670,263
Civitas Resources, Inc.
144A,5.00%, 10/15/26	1,532,000	1,511,634
144A,8.375%, 7/1/28	5,172,000	5,459,118
144A,8.625%, 11/1/30	3,743,000	4,071,460
144A,8.75%, 7/1/31	5,163,000	5,578,245
CNX Resources Corp.
144A,6.00%, 1/15/29	1,884,000	1,894,081
144A,7.375%, 1/15/31	1,902,000	1,988,935
144A,7.25%, 3/1/32	1,542,000	1,615,648
Comstock Resources, Inc.
144A,6.75%, 3/1/29	4,599,000	4,527,485
144A,6.75%, 3/1/29	1,521,000	1,494,999
144A,5.875%, 1/15/30	3,674,000	3,475,979
Crescent Energy Finance LLC
144A,9.25%, 2/15/28	3,799,000	4,030,674
144A,7.625%, 4/1/32	2,665,000	2,750,331
144A,7.375%, 1/15/33	2,846,000	2,921,465
CVR Energy, Inc.
144A,5.75%, 2/15/28	1,532,000	1,452,294
144A,8.50%, 1/15/29	2,284,000	2,329,040
Encino Acquisition Partners Holdings LLC
144A,8.50%, 5/1/28	2,656,000	2,746,644
144A,8.75%, 5/1/31	1,901,000	2,020,858
Energean PLC,144A,6.50%, 4/30/27	1,712,000	1,692,363
Kosmos Energy Ltd.
144A,7.125%, 4/4/26	2,466,000	2,458,118
144A,7.75%, 5/1/27	1,464,000	1,448,837
144A,7.50%, 3/1/28	1,711,000	1,668,623
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27	2,270,815	2,180,342
144A,REGS, 6.75%, 6/30/30	2,107,059	1,951,632
Matador Resources Co.
144A,6.875%, 4/15/28	1,904,000	1,954,669
144A,6.50%, 4/15/32	3,426,000	3,479,668
Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	1,862,000	1,967,972
Murphy Oil Corp.,5.875%, 12/1/27	1,585,000	1,593,110
Nabors Industries, Inc.
144A,7.375%, 5/15/27	2,779,000	2,813,485
144A,9.125%, 1/31/30	2,469,000	2,647,783
144A,8.875%, 8/15/31 (a)	2,129,000	2,134,936
Noble Finance II LLC,144A,8.00%, 4/15/30	5,350,000	5,551,710
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28	2,680,000	2,742,321
144A,8.75%, 6/15/31	1,917,000	2,049,988

	Principal Amount $	Value $

Parkland Corp.
144A,5.875%, 7/15/27	1,937,000	1,938,937
144A,4.50%, 10/1/29	3,088,000	2,917,202
144A,4.625%, 5/1/30	2,983,000	2,792,158
144A,6.625%, 8/15/32	1,800,000	1,820,168
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	3,147,000	3,118,537
144A,7.875%, 9/15/30	1,917,000	1,994,989
Permian Resources Operating LLC
144A,8.00%, 4/15/27	2,099,000	2,169,180
144A,5.875%, 7/1/29	2,736,000	2,738,569
144A,9.875%, 7/15/31	1,901,000	2,134,899
144A,7.00%, 1/15/32	3,804,000	3,993,652
144A,6.25%, 2/1/33	3,800,000	3,898,910
Puma International Financing SA,144A,7.75%, 4/25/29	1,914,000	1,962,070
Range Resources Corp.
8.25%, 1/15/29	2,313,000	2,398,759
144A,4.75%, 2/15/30	1,885,000	1,810,437
SM Energy Co.
6.75%, 9/15/26	1,598,000	1,600,728
6.625%, 1/15/27	1,605,000	1,613,123
6.50%, 7/15/28	1,532,000	1,541,768
144A,6.75%, 8/1/29	2,846,000	2,892,748
144A,7.00%, 8/1/32	2,891,000	2,963,769
Southwestern Energy Co.
5.375%, 2/1/29	2,719,000	2,686,085
5.375%, 3/15/30	4,645,000	4,607,476
4.75%, 2/1/32	4,292,000	4,070,563
Sunoco LP
144A,7.00%, 5/1/29	2,903,000	3,026,253
144A,7.25%, 5/1/32	2,902,000	3,071,358
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	2,313,000	2,320,758
144A,7.00%, 9/15/28	1,917,000	2,001,302
4.50%, 5/15/29	3,083,000	2,962,565
4.50%, 4/30/30	3,074,000	2,923,053
Talos Production, Inc.
144A,9.00%, 2/1/29	2,383,000	2,533,596
144A,9.375%, 2/1/31	2,379,000	2,542,485
TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	2,656,000	2,579,981
Transocean, Inc.
144A,8.00%, 2/1/27	2,494,000	2,495,302
144A,8.25%, 5/15/29	3,405,000	3,452,824
144A,8.50%, 5/15/31	3,426,000	3,479,199
Valaris Ltd.,144A,8.375%, 4/30/30	4,184,000	4,368,510

See Notes to Financial Statements.

76 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Vital Energy, Inc.,144A,7.875%, 4/15/32	3,813,000	3,906,627

(Cost $213,811,495)		213,948,343

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	1,883,000	1,898,016
144A,6.25%, 4/1/28	3,216,000	3,232,218
144A,6.625%, 9/1/32	2,587,000	2,620,884
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	2,846,000	2,873,888
144A,7.125%, 3/15/29	3,914,000	4,023,643
Viridien,144A,8.75%, 4/1/27 (a)	1,801,000	1,729,595
Weatherford International Ltd.,144A,8.625%, 4/30/30	6,091,000	6,326,703

(Cost $22,775,776)		22,704,947

Pipelines — 5.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	2,505,000	2,503,897
144A,5.75%, 1/15/28	2,505,000	2,507,645
144A,5.375%, 6/15/29	2,836,000	2,803,822
144A,6.625%, 2/1/32	2,308,000	2,380,065
Blue Racer Midstream LLC / Blue Racer Finance Corp.
144A,7.00%, 7/15/29	1,800,000	1,873,415
144A,7.25%, 7/15/32	1,980,000	2,078,065
Buckeye Partners LP
3.95%, 12/1/26	2,297,000	2,233,491
4.125%, 12/1/27	1,532,000	1,470,715
144A,4.50%, 3/1/28	1,904,000	1,826,737
144A,6.875%, 7/1/29	2,290,000	2,344,033
CQP Holdco LP / BIP-V Chinook Holdco LLC
144A,5.50%, 6/15/31	5,330,000	5,228,627
144A,7.50%, 12/15/33	1,905,000	2,059,440
Delek Logistics Partners LP / Delek Logistics Finance Corp.,144A,8.625%, 3/15/29	3,972,000	4,179,565
DT Midstream, Inc.
144A,4.125%, 6/15/29	4,188,000	3,982,117
144A,4.375%, 6/15/31	3,807,000	3,579,934
EQM Midstream Partners LP
4.125%, 12/1/26	1,919,000	1,886,535
144A,7.50%, 6/1/27	1,902,000	1,961,691
144A,6.50%, 7/1/27	3,451,000	3,539,404
5.50%, 7/15/28	3,232,000	3,256,172
144A,4.50%, 1/15/29	3,041,000	2,949,680
144A,6.375%, 4/1/29	2,313,000	2,379,735
144A,7.50%, 6/1/30	1,864,000	2,035,564

	Principal Amount $	Value $

144A,4.75%, 1/15/31	4,252,000	4,088,282
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	3,741,000	3,833,216
7.75%, 2/1/28	2,497,000	2,543,187
8.25%, 1/15/29	2,277,000	2,367,846
8.875%, 4/15/30	1,904,000	2,022,431
7.875%, 5/15/32	2,665,000	2,736,505
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	1,522,000	1,537,599
144A,8.25%, 1/15/32	1,713,000	1,782,275
Harvest Midstream I LP
144A,7.50%, 9/1/28	3,098,000	3,179,583
144A,7.50%, 5/15/32	1,882,000	1,979,779
Hess Midstream Operations LP
144A,5.625%, 2/15/26	2,832,000	2,826,464
144A,5.125%, 6/15/28	2,094,000	2,071,380
144A,6.50%, 6/1/29	2,284,000	2,358,525
144A,4.25%, 2/15/30	2,855,000	2,700,246
144A,5.50%, 10/15/30	1,538,000	1,524,668
Howard Midstream Energy Partners LLC
144A,8.875%, 7/15/28	2,106,000	2,246,832
144A,7.375%, 7/15/32	2,284,000	2,366,274
ITT Holdings LLC,144A,6.50%, 8/1/29	4,639,000	4,378,060
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	3,539,000	3,453,243
144A,6.50%, 9/30/26 (a)	5,711,000	4,948,275
144A,8.75%, 3/15/29 (a)	2,846,000	2,387,521
NGL Energy Operating LLC / NGL Energy Finance Corp.
144A,8.125%, 2/15/29	3,426,000	3,506,590
144A,8.375%, 2/15/32	4,949,000	5,097,727
Northriver Midstream Finance LP,144A,6.75%, 7/15/32	1,999,000	2,065,243
NuStar Logistics LP
5.75%, 10/1/25	2,313,000	2,315,802
6.00%, 6/1/26	1,902,000	1,921,227
5.625%, 4/28/27	2,095,000	2,102,150
6.375%, 10/1/30	2,170,000	2,268,425
Rockies Express Pipeline LLC,144A,4.95%, 7/15/29	2,109,000	2,017,442
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	1,643,000	1,639,641
144A,5.50%, 1/15/28	3,035,000	2,930,520
144A,7.375%, 2/15/29	3,064,000	3,134,389
144A,6.00%, 12/31/30	2,556,000	2,439,136
144A,6.00%, 9/1/31	1,798,000	1,705,101

See Notes to Financial Statements.

DBX ETF Trust | 77

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	4,759,000	4,502,509
144A,6.25%, 1/15/30	3,807,000	3,960,571
144A,4.125%, 8/15/31	4,759,000	4,414,499
144A,3.875%, 11/1/33	4,759,000	4,236,483
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	8,538,000	8,947,756
144A,9.50%, 2/1/29	11,421,000	12,877,908
144A,7.00%, 1/15/30	5,666,000	5,797,129
144A,8.375%, 6/1/31	8,566,000	9,100,673
144A,9.875%, 2/1/32	7,619,000	8,469,471

(Cost $213,449,433)		211,842,932

Financial — 11.8%
Banks — 0.3%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26	1,909,000	1,918,673
144A,6.625%, 1/15/27	2,037,000	2,014,135
144A,12.00%, 10/1/28	3,046,000	3,318,928
144A,12.25%, 10/1/30	1,912,000	2,123,329

(Cost $9,079,885)		9,375,065

Diversified Financial Services — 4.4%
AG Issuer LLC,144A,6.25%, 3/1/28	1,851,000	1,809,393
AG TTMT Escrow Issuer LLC,144A,8.625%, 9/30/27	1,904,000	1,975,227
Bread Financial Holdings, Inc.,144A,9.75%, 3/15/29	3,422,000	3,694,959
Burford Capital Global Finance LLC,144A,9.25%, 7/1/31	2,570,000	2,750,995
Coinbase Global, Inc.
144A,3.375%, 10/1/28	3,807,000	3,344,767
144A,3.625%, 10/1/31	2,808,000	2,316,169
Credit Acceptance Corp.,144A,9.25%, 12/15/28	2,284,000	2,458,116
Encore Capital Group, Inc.
144A,9.25%, 4/1/29	1,902,000	2,027,058
144A,8.50%, 5/15/30	1,927,000	2,017,971
Enova International, Inc.
144A,11.25%, 12/15/28	1,542,000	1,660,045
144A,9.125%, 8/1/29	1,905,000	1,935,688
goeasy Ltd.
144A,9.25%, 12/1/28	2,109,000	2,269,858
144A,7.625%, 7/1/29	2,284,000	2,357,319
Jane Street Group / JSG Finance, Inc.
144A,4.50%, 11/15/29	2,404,000	2,296,368
144A,7.125%, 4/30/31	5,358,000	5,631,553
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,144A,5.00%, 8/15/28	3,768,000	3,583,944

	Principal Amount $	Value $

LD Holdings Group LLC,144A,6.125%, 4/1/28	2,284,000	1,931,817
Macquarie Airfinance Holdings Ltd.
144A,8.375%, 5/1/28	1,902,000	2,017,041
144A,6.40%, 3/26/29	1,904,000	1,982,704
144A,8.125%, 3/30/29	1,914,000	2,036,930
144A,6.50%, 3/26/31	1,922,000	2,027,881
Nationstar Mortgage Holdings, Inc.
144A,5.00%, 2/1/26	1,901,000	1,880,429
144A,6.00%, 1/15/27	2,297,000	2,295,057
144A,5.50%, 8/15/28	3,225,000	3,169,825
144A,6.50%, 8/1/29	2,750,000	2,774,264
144A,5.125%, 12/15/30	2,418,000	2,297,478
144A,5.75%, 11/15/31	2,301,000	2,237,306
144A,7.125%, 2/1/32	4,032,000	4,180,414
Navient Corp.
6.75%, 6/15/26	1,901,000	1,936,610
5.00%, 3/15/27	2,481,000	2,438,208
4.875%, 3/15/28	1,904,000	1,813,867
5.50%, 3/15/29 (a)	2,912,000	2,768,048
9.375%, 7/25/30	1,899,000	2,062,758
11.50%, 3/15/31	1,904,000	2,139,041
OneMain Finance Corp.
7.125%, 3/15/26	6,071,000	6,191,194
3.50%, 1/15/27	2,882,000	2,734,825
6.625%, 1/15/28	2,948,000	3,007,405
3.875%, 9/15/28	2,304,000	2,124,037
9.00%, 1/15/29	3,521,000	3,745,728
5.375%, 11/15/29	2,817,000	2,711,550
7.875%, 3/15/30	2,665,000	2,789,546
4.00%, 9/15/30	3,222,000	2,854,217
7.50%, 5/15/31	2,900,000	2,995,564
7.125%, 11/15/31	2,700,000	2,728,867
Osaic Holdings, Inc.,144A,10.75%, 8/1/27	1,411,000	1,453,425
PennyMac Financial Services, Inc.
144A,5.375%, 10/15/25	2,521,000	2,514,765
144A,4.25%, 2/15/29	2,494,000	2,357,831
144A,7.875%, 12/15/29	3,046,000	3,235,406
144A,7.125%, 11/15/30	2,456,000	2,497,185
144A,5.75%, 9/15/31	1,737,000	1,676,460
PRA Group, Inc.,144A,8.875%, 1/31/30	1,524,000	1,577,104
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	4,376,000	4,165,936
144A,3.625%, 3/1/29	2,860,000	2,657,476
144A,3.875%, 3/1/31	4,809,000	4,390,334
144A,4.00%, 10/15/33	3,148,000	2,778,239

See Notes to Financial Statements.

78 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

SLM Corp.
4.20%, 10/29/25	1,904,000	1,887,782
3.125%, 11/2/26	1,897,000	1,814,689
Synchrony Financial,7.25%, 2/2/33	2,855,000	2,946,038
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	3,024,000	3,022,364
144A,5.75%, 6/15/27	1,927,000	1,921,325
144A,5.50%, 4/15/29	2,661,000	2,597,262

(Cost $161,373,556)		159,495,662

Insurance — 2.0%
Acrisure LLC / Acrisure Finance, Inc.
144A,4.25%, 2/15/29	2,626,000	2,462,195
144A,8.50%, 6/15/29	1,906,000	1,980,696
144A,6.00%, 8/1/29 (a)	1,927,000	1,842,060
144A,7.50%, 11/6/30	4,152,000	4,265,005
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A,4.25%, 10/15/27	2,853,000	2,752,327
144A,6.75%, 10/15/27	5,165,000	5,146,640
144A,6.75%, 4/15/28	4,829,000	4,923,228
144A,5.875%, 11/1/29	1,711,000	1,670,255
144A,7.00%, 1/15/31	5,499,000	5,688,721
AmWINS Group, Inc.,144A,6.375%, 2/15/29	2,860,000	2,934,208
AssuredPartners, Inc.
144A,5.625%, 1/15/29	1,947,000	1,867,250
144A,7.50%, 2/15/32	1,974,000	2,015,097
FWD Group Holdings Ltd.,144A,8.40%, 4/5/29 (a)	3,421,000	3,542,531
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC,144A,7.25%, 2/15/31	3,807,000	3,920,898
HUB International Ltd.
144A,5.625%, 12/1/29 (a)	1,940,000	1,903,463
144A,7.25%, 6/15/30	12,724,000	13,298,641
144A,7.375%, 1/31/32	7,254,000	7,525,024
USI, Inc.,144A,7.50%, 1/15/32	2,378,000	2,493,944

(Cost $69,129,254)		70,232,183

Investment Companies — 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
144A,9.75%, 1/15/29	2,656,000	2,792,683
144A,9.00%, 6/15/30	2,855,000	2,890,921

(Cost $5,592,202)		5,683,604

Real Estate — 0.6%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30 (a)	2,587,197	2,295,811

	Principal Amount $	Value $

Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp
144A,5.75%, 1/15/29 (a)	2,062,000	1,482,090
144A,5.25%, 4/15/30	1,716,000	1,197,789
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	2,493,000	2,530,952
144A,8.875%, 9/1/31	1,541,000	1,670,147
Howard Hughes Corp.
144A,5.375%, 8/1/28	2,852,000	2,776,011
144A,4.125%, 2/1/29	2,411,000	2,223,557
144A,4.375%, 2/1/31	2,491,000	2,234,915
Kennedy-Wilson, Inc.
4.75%, 3/1/29	2,284,000	2,064,187
4.75%, 2/1/30	2,288,000	2,021,050
5.00%, 3/1/31	2,302,000	2,004,484

(Cost $24,438,653)		22,500,993

Real Estate Investment Trusts — 4.0%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	1,927,000	1,710,330
Brandywine Operating Partnership LP
3.95%, 11/15/27	1,712,000	1,611,937
8.875%, 4/12/29	1,472,000	1,601,016
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	2,956,000	2,951,332
144A,4.50%, 4/1/27	2,516,000	2,428,057
Diversified Healthcare Trust
4.75%, 2/15/28 (a)	1,952,000	1,717,220
4.375%, 3/1/31	1,852,000	1,419,644
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	1,904,000	1,737,347
Hudson Pacific Properties LP
3.95%, 11/1/27	1,521,000	1,352,882
4.65%, 4/1/29 (a)	1,904,000	1,576,146
3.25%, 1/15/30	1,523,000	1,126,908
Iron Mountain, Inc.
144A,4.875%, 9/15/27	3,634,000	3,571,534
144A,5.25%, 3/15/28	3,213,000	3,179,622
144A,5.00%, 7/15/28	1,882,000	1,851,953
144A,7.00%, 2/15/29	3,882,000	4,034,765
144A,4.875%, 9/15/29	3,885,000	3,773,764
144A,5.25%, 7/15/30	5,011,000	4,887,583
144A,4.50%, 2/15/31	4,182,000	3,929,376
144A,5.625%, 7/15/32	2,181,000	2,150,366

See Notes to Financial Statements.

DBX ETF Trust | 79

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	2,359,000	2,291,549
144A,4.75%, 6/15/29	2,408,000	2,322,611
144A,7.00%, 7/15/31	1,927,000	2,004,938
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26 (a)	1,840,000	1,732,587
5.00%, 10/15/27 (a)	5,428,000	4,611,835
4.625%, 8/1/29 (a)	3,449,000	2,655,092
3.50%, 3/15/31	4,957,000	3,390,803
Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A,4.50%, 9/30/28	1,902,000	1,748,966
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	2,644,000	2,632,684
144A,4.875%, 5/15/29	2,855,000	2,725,927
144A,7.00%, 2/1/30	2,094,000	2,148,331
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	2,614,500	2,563,033
144A,7.25%, 7/15/28	1,710,000	1,779,650
144A,4.50%, 2/15/29	2,281,000	2,191,411
144A,6.50%, 4/1/32	3,804,000	3,920,566
Rithm Capital Corp.,144A,8.00%, 4/1/29	2,950,000	2,938,703
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	1,902,000	1,840,527
144A,4.00%, 9/15/29	1,902,000	1,727,802
SBA Communications Corp.
3.875%, 2/15/27	5,694,000	5,515,011
3.125%, 2/1/29	5,710,000	5,259,661
Service Properties Trust
4.75%, 10/1/26	1,673,000	1,601,304
4.95%, 2/15/27	1,521,000	1,411,778
5.50%, 12/15/27	1,901,000	1,790,157
3.95%, 1/15/28 (a)	1,565,000	1,331,577
8.375%, 6/15/29	2,656,000	2,632,926
4.95%, 10/1/29	1,630,000	1,263,604
4.375%, 2/15/30	1,521,000	1,125,202
144A,8.625%, 11/15/31	3,813,000	4,082,171
8.875%, 6/15/32	1,787,000	1,684,686
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26	1,272,000	1,225,487
144A,4.375%, 1/15/27	1,917,000	1,864,030
144A,7.25%, 4/1/29	2,335,000	2,433,474
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	2,716,000	1,992,783

	Principal Amount $	Value $

Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	9,898,000	10,166,790
144A,4.75%, 4/15/28	2,197,000	1,934,717
144A,6.50%, 2/15/29	4,160,000	3,190,144
Vornado Realty LP,2.15%, 6/1/26	1,459,000	1,380,989

(Cost $150,848,674)		143,725,288

REITS — 0.0%
Office Properties Income Trust,144A,9.00%, 9/30/29

(Cost $1,721,028)	2,160,000	1,759,903

Venture Capital — 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	4,705,000	4,682,572
5.25%, 5/15/27	5,493,000	5,313,424
4.375%, 2/1/29	2,702,000	2,373,286

(Cost $12,950,167)		12,369,282

Industrial — 9.5%
Aerospace/Defense — 2.4%
Bombardier, Inc.
144A,7.875%, 4/15/27	3,649,000	3,663,691
144A,6.00%, 2/15/28	2,753,000	2,757,085
144A,7.50%, 2/1/29	2,891,000	3,047,571
144A,8.75%, 11/15/30	2,891,000	3,156,264
144A,7.25%, 7/1/31	2,886,000	3,033,013
144A,7.00%, 6/1/32 (a)	2,882,000	3,003,738
Spirit AeroSystems, Inc.
4.60%, 6/15/28 (a)	2,681,000	2,564,268
144A,9.375%, 11/30/29	3,419,000	3,713,998
144A,9.75%, 11/15/30	4,572,000	5,122,437
TransDigm, Inc.
5.50%, 11/15/27	9,997,000	9,945,018
144A,6.75%, 8/15/28	7,887,000	8,118,862
4.625%, 1/15/29	4,632,000	4,459,852
144A,6.375%, 3/1/29	10,431,000	10,762,820
4.875%, 5/1/29	2,710,000	2,622,898
144A,6.875%, 12/15/30	5,620,000	5,874,288
144A,7.125%, 12/1/31	3,854,000	4,074,715
144A,6.625%, 3/1/32	8,464,000	8,812,886

(Cost $83,734,264)		84,733,404

Building Materials — 1.3%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	2,147,000	2,089,001
144A,4.25%, 2/1/32	4,981,000	4,555,009
144A,6.375%, 6/15/32 (a)	2,713,000	2,796,514
144A,6.375%, 3/1/34	3,724,000	3,827,924
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28 (a)	2,699,000	2,680,553

See Notes to Financial Statements.

80 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	1,901,000	1,883,660
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	4,174,000	4,169,829
144A,8.875%, 11/15/31	4,240,000	4,555,939
Standard Industries, Inc.
144A,5.00%, 2/15/27	3,083,000	3,048,984
144A,4.75%, 1/15/28	3,835,000	3,733,073
144A,4.375%, 7/15/30	6,203,000	5,805,820
144A,3.375%, 1/15/31	4,074,000	3,566,867
Summit Materials LLC / Summit Materials Finance Corp.
144A,5.25%, 1/15/29	2,665,000	2,640,336
144A,7.25%, 1/15/31	3,046,000	3,220,740

(Cost $49,533,658)		48,574,249

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	2,221,000	2,142,871
144A,4.375%, 3/31/29	3,012,000	2,834,746
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	5,028,000	5,162,434
144A,6.375%, 3/15/29	3,415,000	3,508,434
144A,6.625%, 3/15/32	3,253,000	3,355,287

(Cost $17,329,839)		17,003,772

Electronics — 0.5%
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28	3,959,000	4,121,089
144A,8.625%, 5/15/32	2,284,000	2,391,234
Sensata Technologies BV
144A,4.00%, 4/15/29	3,854,000	3,631,884
144A,5.875%, 9/1/30	1,941,000	1,945,337
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	1,744,000	1,648,572
144A,3.75%, 2/15/31	2,741,000	2,477,703
144A,6.625%, 7/15/32	1,902,000	1,969,221

(Cost $18,495,237)		18,185,040

Engineering & Construction — 0.6%
Aeropuertos Dominicanos Siglo XXI SA,144A,7.00%, 6/30/34	1,912,000	1,984,895
Arcosa, Inc.
144A,4.375%, 4/15/29	1,450,000	1,376,118
144A,6.875%, 8/15/32	2,300,000	2,399,037
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	5,082,000	5,543,558
Fluor Corp.,4.25%, 9/15/28	2,155,000	2,092,071
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	3,236,000	3,267,329
IHS Holding Ltd.
144A,5.625%, 11/29/26	1,934,000	1,879,664

	Principal Amount $	Value $

144A,6.25%, 11/29/28	1,867,000	1,715,857

(Cost $19,780,391)		20,258,529

Environmental Control — 0.8%
Clean Harbors, Inc.,144A,6.375%, 2/1/31	1,901,000	1,944,018
GFL Environmental, Inc.
144A,5.125%, 12/15/26	1,727,000	1,721,920
144A,4.00%, 8/1/28	2,909,000	2,775,693
144A,3.50%, 9/1/28	2,852,000	2,699,265
144A,4.75%, 6/15/29	2,852,000	2,762,085
144A,4.375%, 8/15/29	2,115,000	2,009,939
144A,6.75%, 1/15/31	3,798,000	3,972,055
Madison IAQ LLC
144A,4.125%, 6/30/28	2,669,000	2,541,808
144A,5.875%, 6/30/29	3,940,000	3,758,106
Reworld Holding Corp.,5.00%, 9/1/30	1,542,000	1,413,789
Wrangler Holdco Corp.,144A,6.625%, 4/1/32	1,912,000	1,975,408

(Cost $27,793,375)		27,574,086

Machinery-Diversified — 0.4%
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	3,807,000	3,907,243
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	1,902,000	1,983,529
SPX FLOW, Inc.,144A,8.75%, 4/1/30	1,844,000	1,927,061
TK Elevator Holdco GmbH,144A,7.625%, 7/15/28	1,533,000	1,536,622
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	5,919,000	5,831,458

(Cost $15,333,342)		15,185,913

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.,6.25%, 2/15/29	1,908,000	1,934,590
Trinity Industries, Inc.,144A,7.75%, 7/15/28	2,188,000	2,294,160

(Cost $4,156,930)		4,228,750

Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	2,362,000	2,363,363
144A,3.25%, 9/1/28 (a)	2,365,000	2,148,220
144A,4.00%, 9/1/29 (a)	3,966,000	3,428,093
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)	4,437,000	3,832,418
144A,5.25%, 8/15/27	3,814,000	2,298,432
144A,5.25%, 8/15/27 (a)	3,123,000	1,882,014

See Notes to Financial Statements.

DBX ETF Trust | 81

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Ball Corp.
6.875%, 3/15/28	2,852,000	2,954,826
6.00%, 6/15/29	3,807,000	3,921,971
2.875%, 8/15/30	4,949,000	4,378,068
3.125%, 9/15/31	3,249,000	2,843,695
Berry Global, Inc.,144A,5.625%, 7/15/27 (a)	1,904,000	1,906,262
Clydesdale Acquisition Holdings, Inc.,144A,6.875%, 1/15/30	1,901,000	1,910,384
Crown Americas LLC,5.25%, 4/1/30 (a)	1,917,000	1,917,459
Graphic Packaging International LLC
144A,3.50%, 3/15/28	1,882,000	1,780,977
144A,3.75%, 2/1/30	1,396,000	1,292,174
144A,6.375%, 7/15/32	1,979,000	2,025,861
LABL, Inc.
144A,6.75%, 7/15/26	2,659,000	2,647,944
144A,10.50%, 7/15/27	2,627,000	2,597,334
144A,5.875%, 11/1/28	1,904,000	1,759,874
144A,8.25%, 11/1/29 (a)	1,747,000	1,559,220
Mauser Packaging Solutions Holding Co.
144A,7.875%, 4/15/27	10,253,000	10,613,701
144A,9.25%, 4/15/27	5,115,000	5,200,707
OI European Group BV,144A,4.75%, 2/15/30	1,432,000	1,347,172
Owens-Brockway Glass Container, Inc.
144A,6.625%, 5/13/27	2,572,000	2,582,887
144A,7.25%, 5/15/31 (a)	2,618,000	2,652,359
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,144A,4.00%, 10/15/27 (a)	3,807,000	3,638,624
Sealed Air Corp.
144A,4.00%, 12/1/27	1,637,000	1,579,983
144A,6.125%, 2/1/28	2,947,000	2,996,409
144A,5.00%, 4/15/29	1,671,000	1,647,205
144A,7.25%, 2/15/31	1,693,000	1,781,276
144A,6.50%, 7/15/32	1,388,000	1,421,288
Silgan Holdings, Inc.,4.125%, 2/1/28	2,170,000	2,098,305

(Cost $91,460,653)		87,008,505

Transportation — 0.2%
Cargo Aircraft Management, Inc.,144A,4.75%, 2/1/28 (a)	2,224,000	2,132,666
Seaspan Corp.,144A,5.50%, 8/1/29	2,896,000	2,760,718
XPO, Inc.
144A,7.125%, 6/1/31	1,705,000	1,784,175
144A,7.125%, 2/1/32 (a)	2,225,000	2,329,326

(Cost $8,954,143)		9,006,885

	Principal Amount $	Value $

Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
144A,5.50%, 5/1/28	3,813,000	3,791,851
144A,7.875%, 12/1/30	1,921,000	2,063,373
144A,7.00%, 5/1/31	2,665,000	2,795,260
144A,7.00%, 6/15/32	3,056,000	3,199,100

(Cost $11,653,544)		11,849,584

Technology — 5.1%

Computers — 1.4%
Amentum Escrow Corp.,144A,7.25%, 8/1/32	3,805,000	3,981,660
CA Magnum Holdings,144A,5.375%, 10/31/26	3,760,000	3,678,186
McAfee Corp.,144A,7.375%, 2/15/30 (a)	7,696,000	7,389,103
NCR Atleos Corp.,144A,9.50%, 4/1/29	5,178,000	5,708,973
NCR Voyix Corp.
144A,5.00%, 10/1/28 (a)	2,475,000	2,448,067
144A,5.125%, 4/15/29	4,568,000	4,483,136
144A,5.25%, 10/1/30	1,723,000	1,680,988
Seagate HDD Cayman
4.875%, 6/1/27	1,920,000	1,912,939
4.091%, 6/1/29	1,906,000	1,815,753
8.25%, 12/15/29	1,927,000	2,090,764
8.50%, 7/15/31	1,927,000	2,097,164
9.625%, 12/1/32	2,896,017	3,341,595
Western Digital Corp.,4.75%, 2/15/26	8,649,000	8,576,385

(Cost $49,307,599)		49,204,713

Office/Business Equipment — 0.1%
Xerox Holdings Corp.
144A,5.50%, 8/15/28	2,855,000	2,447,089
144A,8.875%, 11/30/29	1,897,000	1,781,665

(Cost $4,801,224)		4,228,754

Semiconductors — 0.5%
ams-OSRAM AG,144A,12.25%, 3/30/29	1,542,000	1,646,787
Entegris, Inc.
144A,4.375%, 4/15/28	1,541,000	1,481,510
144A,4.75%, 4/15/29	6,090,000	5,981,276
144A,3.625%, 5/1/29	1,542,000	1,420,887
144A,5.95%, 6/15/30	3,407,000	3,455,379
ON Semiconductor Corp.,144A,3.875%, 9/1/28	2,711,000	2,578,122

(Cost $16,417,702)		16,563,961

Software — 3.1%
AthenaHealth Group, Inc.,144A,6.50%, 2/15/30 (a)	8,957,000	8,576,000

See Notes to Financial Statements.

82 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Principal Amount $	Value $

Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	2,885,000	2,981,030
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	2,846,000	2,862,334
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	3,554,000	3,381,320
144A,4.875%, 7/1/29	3,431,000	3,308,324
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	15,228,000	15,021,492
144A,9.00%, 9/30/29	14,711,000	14,818,567
144A,8.25%, 6/30/32	6,688,000	7,006,737
Fair Isaac Corp.
144A,5.25%, 5/15/26	1,518,000	1,520,205
144A,4.00%, 6/15/28	3,469,000	3,315,935
MicroStrategy, Inc.,144A,6.125%, 6/15/28	1,922,000	1,883,059
Open Text Corp.
144A,3.875%, 2/15/28	3,415,000	3,240,122
144A,3.875%, 12/1/29	3,151,000	2,907,748
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	3,415,000	3,174,280
144A,4.125%, 12/1/31	2,475,000	2,255,589
PTC, Inc.,144A,4.00%, 2/15/28	1,917,000	1,854,571
RingCentral, Inc.,144A,8.50%, 8/15/30	1,529,000	1,634,932
ROBLOX Corp.,144A,3.875%, 5/1/30	3,794,000	3,498,002
Rocket Software, Inc.
144A,9.00%, 11/28/28	3,016,000	3,131,373
144A,6.50%, 2/15/29	2,186,000	1,997,618
SS&C Technologies, Inc.
144A,5.50%, 9/30/27	7,669,000	7,667,714
144A,6.50%, 6/1/32	2,876,000	2,970,831
Twilio, Inc.
3.625%, 3/15/29	1,919,000	1,774,403
3.875%, 3/15/31	1,906,000	1,750,417
UKG, Inc.,144A,6.875%, 2/1/31	9,518,000	9,853,529

(Cost $111,500,175)		112,386,132

Utilities — 2.6%

Electric — 2.4%
Calpine Corp.
144A,5.25%, 6/1/26	1,619,000	1,614,910
144A,4.50%, 2/15/28	4,818,000	4,676,785
144A,5.125%, 3/15/28	5,396,000	5,269,197
144A,4.625%, 2/1/29	2,503,000	2,389,507
144A,5.00%, 2/1/31	3,143,000	3,015,652
144A,3.75%, 3/1/31	3,422,000	3,127,891
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	3,253,000	3,163,216
144A,3.75%, 2/15/31	3,522,000	3,198,370

	Principal Amount $	Value $

Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	1,664,000	1,728,750
NextEra Energy Operating Partners LP
144A,3.875%, 10/15/26	1,784,000	1,727,408
144A,4.50%, 9/15/27	2,119,000	2,048,559
144A,7.25%, 1/15/29 (a)	2,849,000	2,985,365
NRG Energy, Inc.
5.75%, 1/15/28	3,264,000	3,270,495
144A,3.375%, 2/15/29	1,801,000	1,654,219
144A,5.25%, 6/15/29	2,861,000	2,830,267
144A,3.625%, 2/15/31	3,937,000	3,525,703
PG&E Corp.
5.00%, 7/1/28	3,807,000	3,731,938
5.25%, 7/1/30	3,807,000	3,729,750
Talen Energy Supply LLC,144A,8.625%, 6/1/30	4,568,000	4,950,511
TransAlta Corp.,7.75%, 11/15/29	1,542,000	1,633,252
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	3,726,000	3,724,981
144A,5.625%, 2/15/27	4,985,000	4,980,991
144A,5.00%, 7/31/27	5,075,000	5,026,740
144A,4.375%, 5/1/29	4,853,000	4,649,302
144A,7.75%, 10/15/31	5,552,000	5,911,520
144A,6.875%, 4/15/32	3,684,000	3,828,940

(Cost $90,740,838)		88,394,219

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	2,245,000	2,222,045
5.75%, 5/20/27	1,960,000	1,915,959
144A,9.375%, 6/1/28	2,158,000	2,267,529

(Cost $6,610,519)		6,405,533

TOTAL CORPORATE BONDS

(Cost $3,649,794,583)		3,525,178,452
	Number of Shares

SECURITIES LENDING COLLATERAL — 6.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

(Cost $238,972,214)	238,972,214	238,972,214

See Notes to Financial Statements.

DBX ETF Trust | 83

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

	Number of Shares	Value $

CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

(Cost $40,830,834)	40,830,834	40,830,834

TOTAL INVESTMENTS — 105.6%
(Cost $3,929,597,631)		3,804,981,500
Other assets and liabilities, net — (5.6%)		(202,004,945)

NET ASSETS — 100.0%		3,602,976,555

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
SECURITIES LENDING COLLATERAL — 6.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)
—	238,972,214	(d)	—	—	—	1,571,846	—	238,972,214	238,972,214

CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 5.24% (b)
49,189,697	485,622,676		(493,981,539)	—	—	1,604,675	—	40,830,834	40,830,834
49,189,697	724,594,890		(493,981,539)	—	—	3,176,521	—	279,803,048	279,803,048

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $233,785,709, which is 6.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

84 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$3,525,178,452	$—	$3,525,178,452
Short-Term Investments (a)	279,803,048	—	—	279,803,048

TOTAL	$279,803,048	$3,525,178,452	$—	$3,804,981,500

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 85

Statements of Assets and Liabilities

August 31, 2024

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF

Assets
Investment in non-affiliated securities at value	$12,265,154	$216,334,395	$—	$101,211,427
Investment in affiliated securities at value	—	—	42,469,668	—
Investment in DWS Government Money Market Series	127,410	3,352,412	260,490	1,306,482
Investment in DWS Government & Agency Securities Portfolio*	1,027,697	4,418,701	—	4,160,683
Foreign currency at value	4	552	—	111
Receivables:
Investment securities sold	490,707	6,504,387	—	3,614,798
Interest	235,633	2,927,038	1,245	1,687,619
Affiliated securities lending income	788	903	—	4,250
Total assets	$14,147,393	$233,538,388	$42,731,403	$111,985,370

Liabilities
Due to custodian	$2,512	$—	$—	$506
Payable upon return of securities loaned	1,027,697	4,418,701	—	4,160,683
Payables:
Investment securities purchased	533,345	7,959,118	—	4,232,818
Investment advisory fees	2,095	36,898	9,154	18,005
Total liabilities	1,565,649	12,414,717	9,154	8,412,012
Net Assets, at value	$12,581,744	$221,123,671	$42,722,249	$103,573,358

Net Assets Consist of
Paid-in capital	$24,958,877	$287,974,690	$44,248,211	$105,775,201
Distributable earnings (loss)	(12,377,133)	(66,851,019)	(1,525,962)	(2,201,843)
Net Assets, at value	$12,581,744	$221,123,671	$42,722,249	$103,573,358
Number of Common Shares outstanding	300,001	4,700,001	1,800,001	2,300,001
Net Asset Value	$41.94	$47.05	$23.73	$45.03

Investment in non-affiliated securities at cost	$12,651,035	$215,891,183	$–	$99,912,545
Investment in affiliated securities at cost	$–	$–	$44,034,163	$–
Value of securities loaned	$1,005,099	$4,323,910	$—	$4,068,197
Investment in DWS Government Money Market Series at cost	$127,410	$3,352,412	$260,490	$1,306,482
Investment in DWS Government & Agency Securities Portfolio at cost*	$1,027,697	$4,418,701	$—	$4,160,683
Foreign currency at cost	$4	$512	$—	$107

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

86 | DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2024

	Xtrackers USD High Yield BB-B ex Financials ETF	Xtrackers USD High Yield Corporate Bond ETF

Assets
Investment in non-affiliated securities at value	$641,048,921	$3,525,178,452
Investment in DWS Government Money Market Series	9,081,613	40,830,834
Investment in DWS Government & Agency Securities Portfolio*	16,776,173	238,972,214
Foreign currency at value	—	8,054
Receivables:
Investment securities sold	20,084,954	84,504,977
Interest	10,249,342	58,594,865
Affiliated securities lending income	17,670	163,061
Total assets	$697,258,673	$3,948,252,457

Liabilities
Due to custodian	$—	$2,938
Payable upon return of securities loaned	16,776,173	238,972,214
Payables:
Investment securities purchased	17,098,841	87,911,934
Capital shares	8,191,173	18,242,195
Investment advisory fees	111,031	146,621
Total liabilities	42,177,218	345,275,902
Net Assets, at value	$655,081,455	$3,602,976,555

Net Assets Consist of
Paid-in capital	$633,947,474	$4,020,177,330
Distributable earnings (loss)	21,133,981	(417,200,775)
Net Assets, at value	$655,081,455	$3,602,976,555
Number of Common Shares outstanding	12,000,001	98,787,501
Net Asset Value	$54.59	$36.47

Investment in non-affiliated securities at cost	$622,278,863	$3,649,794,583
Value of securities loaned	$16,134,348	$233,785,709
Investment in DWS Government Money Market Series at cost	$9,081,613	$40,830,834
Investment in DWS Government & Agency Securities Portfolio at cost*	$16,776,173	$238,972,214
Foreign currency at cost	$—	$7,650

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 87

Statements of Operations

August 31, 2024

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF

Investment Income
Unaffiliated interest income	$952,057	$11,691,376	$—	$7,332,752
Affiliated dividend income	—	—	2,712,119	—
Income distributions from affiliated funds	6,106	124,292	15,069	62,061
Affiliated securities lending income	6,561	18,028	4,259	35,238
Payments by affiliates (see note 6)	—	2,730	—	549
Total investment income	964,724	11,836,426	2,731,447	7,430,600

Expenses
Investment advisory fees	41,401	535,891	130,715	196,430
Other expenses	58	2,150	58	173
Total expenses	41,459	538,041	130,773	196,603
Less fees waived (see note 3):
Waiver	(17,317)	(105,312)	(32,167)	(1,316)
Net expenses	24,142	432,729	98,606	195,287
Net investment income (loss)	940,582	11,403,697	2,632,841	7,235,313

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(219,599)	(2,779,844)	—	(706,450)
In-kind redemptions	—	68,685	—	362,202
In-kind redemptions in affiliates	—	—	(15,616)	—
Net realized gain (loss)	(219,599)	(2,711,159)	(15,616)	(344,248)
Net change in unrealized appreciation (depreciation) on:
Investments	822,321	13,481,542	—	3,611,517
Investments in affiliates	—	—	2,328,271	—
Foreign currency translations	—	9	—	2
Net change in unrealized appreciation (depreciation)	822,321	13,481,551	2,328,271	3,611,519
Net realized and unrealized gain (loss) on investments and foreign currency transactions	602,722	10,770,392	2,312,655	3,267,271
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,543,304	$22,174,089	$4,945,496	$10,502,584

See Notes to Financial Statements.

88 | DBX ETF Trust

Statements of Operations (Continued)

August 31, 2024

	Xtrackers USD High Yield BB-B ex Financials ETF(1)	Xtrackers USD High Yield Corporate Bond ETF

Investment Income
Unaffiliated interest income	$33,302,192	$202,596,198
Income distributions from affiliated funds	240,687	1,604,675
Affiliated securities lending income	57,818	1,571,846
Payments by affiliates (see note 6)	—	43,823
Total investment income	33,600,697	205,816,542

Expenses
Investment advisory fees	933,188	6,350,601
Excise tax expense	42,337	—
Other expenses	—	4,150
Total expenses	975,525	6,354,751
Less fees waived (see note 3):
Waiver	(5,274)	(4,040,037)
Net expenses	970,251	2,314,714
Net investment income (loss)	32,630,446	203,501,828

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,467,759)	(50,878,577)
In-kind redemptions	1,548,044	(56,806,936)
Foreign currency transactions	—	(1)
Payments by Affiliates (see note 6)	—	2,709
Net realized gain (loss)	(919,715)	(107,682,805)

Net change in unrealized appreciation (depreciation) on:
Investments	18,770,058	262,068,605
Foreign currency translations	—	182
Net change in unrealized appreciation (depreciation)	18,770,058	262,068,787
Net realized and unrealized gain (loss) on investments and foreign currency transactions	17,850,343	154,385,982
Net Increase (Decrease) in Net Assets Resulting from Operations	$50,480,789	$357,887,810

(1)	For the period October 27, 2023 (commencement of operations) through August 31, 2024.

See Notes to Financial Statements.

DBX ETF Trust | 89

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$940,582	$955,857	$11,403,697	$40,419,959
Net realized gain (loss)	(219,599)	(871,494)	(2,711,159)	(89,042,061)
Net change in net unrealized appreciation (depreciation)	822,321	981,672	13,481,551	90,607,924
Net increase (decrease) in net assets resulting from operations	1,543,304	1,066,035	22,174,089	41,985,822
Distributions to Shareholders	(940,617)	(974,644)	(12,519,886)	(44,403,017)
Fund Shares Transactions
Proceeds from shares sold	—	1,901,084	13,667,202	223,270,378
Value of shares redeemed	—	(1,965,874)	(25,205,838)	(1,438,511,784)
Net increase (decrease) in net assets resulting from fund share transactions	—	(64,790)	(11,538,636)	(1,215,241,406)
Total net increase (decrease) in Net Assets	602,687	26,601	(1,884,433)	(1,217,658,601)
Net Assets
Beginning of year	11,979,057	11,952,456	223,008,104	1,440,666,705
End of year	$12,581,744	$11,979,057	$221,123,671	$223,008,104

Changes in Shares Outstanding
Shares outstanding, beginning of year	300,001	300,001	4,950,001	31,950,001
Shares sold	—	50,000	300,000	4,950,000
Shares redeemed	—	(50,000)	(550,000)	(31,950,000)
Shares outstanding, end of year	300,001	300,001	4,700,001	4,950,001

See Notes to Financial Statements.

90 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Risk Managed USD High Yield Strategy ETF		Xtrackers Short Duration High Yield Bond ETF
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,632,841	$2,659,209	$7,235,313	$4,766,172
Net realized gain (loss)	(15,616)	(288,554)	(344,248)	(4,050,667)
Net change in net unrealized appreciation (depreciation)	2,328,271	868,253	3,611,519	4,643,666
Net increase (decrease) in net assets resulting from operations	4,945,496	3,238,908	10,502,584	5,359,171
Distributions to Shareholders	(2,639,060)	(2,798,892)	(7,056,553)	(4,721,603)
Fund Shares Transactions
Proceeds from shares sold	2,286,891	1,679,445	28,559,885	25,919,023
Value of shares redeemed	(5,797,115)	(7,782,030)	(11,133,837)	(29,934,486)
Net increase (decrease) in net assets resulting from fund share transactions	(3,510,224)	(6,102,585)	17,426,048	(4,015,463)
Total net increase (decrease) in Net Assets	(1,203,788)	(5,662,569)	20,872,079	(3,377,895)
Net Assets
Beginning of year	43,926,037	49,588,606	82,701,279	86,079,174
End of year	$42,722,249	$43,926,037	$103,573,358	$82,701,279

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,950,001	2,225,001	1,900,001	2,000,001
Shares sold	100,000	75,000	650,000	600,000
Shares redeemed	(250,000)	(350,000)	(250,000)	(700,000)
Shares outstanding, end of year	1,800,001	1,950,001	2,300,001	1,900,001

See Notes to Financial Statements.

DBX ETF Trust | 91

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield BB-B ex Financials ETF	Xtrackers USD High Yield Corporate Bond ETF
	For the Period October 27, 2023(1) to August 31, 2024	Year Ended August 31, 2024	Year Ended August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$32,630,446	$203,501,828	$216,469,674
Net realized gain (loss)	(919,715)	(107,682,805)	(151,014,625)
Net change in net unrealized appreciation (depreciation)	18,770,058	262,068,787	187,819,556
Net increase (decrease) in net assets resulting from operations	50,480,789	357,887,810	253,274,605
Distributions to Shareholders	(27,841,510)	(206,009,266)	(218,918,420)
Fund Shares Transactions
Proceeds from shares sold	659,400,164	3,055,914,014	6,278,010,067
Value of shares redeemed	(26,958,038)	(3,463,978,979)	(6,068,454,467)
Net increase (decrease) in net assets resulting from fund share transactions	632,442,126	(408,064,965)	209,555,600
Total net increase (decrease) in Net Assets	655,081,405	(256,186,421)	243,911,785
Net Assets
Beginning of period	50	3,859,162,976	3,615,251,191
End of period	$655,081,455	$3,602,976,555	$3,859,162,976

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	111,587,501	105,187,501
Shares sold	12,500,000	87,300,000	183,900,000
Shares redeemed	(500,000)	(100,100,000)	(177,500,000)
Shares outstanding, end of period	12,000,001	98,787,501	111,587,501

(1)	Commencement of Operations.

See Notes to Financial Statements.

92 | DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF

	Years Ended August 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$39.93	$39.84	$48.35	$46.55	$48.61
Income (loss) from investment operations:
Net investment income (loss)(a)	3.14	2.90	2.51	2.60	3.01	(b)
Net realized and unrealized gain (loss)	2.01	0.15	(8.37)	2.65	(1.95	)(b)
Total from investment operations	5.15	3.05	(5.86)	5.25	1.06
Less distributions from:
Net investment income	(3.14)	(2.96)	(2.65)	(3.45)	(3.12)
Total from distributions	(3.14)	(2.96)	(2.65)	(3.45)	(3.12)
Net Asset Value, end of year	$41.94	$39.93	$39.84	$48.35	$46.55
Total Return (%)(c)	13.58	8.11	(12.56)	11.67	2.46

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	13	12	12	197
Ratio of expenses before fee waiver (%)	0.34	0.35	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	7.77	7.40	5.61	5.45	6.50	(b)
Portfolio turnover rate (%)(d)	52	58	55	98	98

(a)	Based on average shares outstanding during the period.
(b)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.04, increase to net realized and unrealized gain (loss) from investments per share by $0.04 and decrease to the ratio of net investment income to average net assets of 0.08%. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers Low Beta High Yield Bond ETF

	Years Ended August 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$45.05	$45.09	$51.05	$50.50	$50.62
Income (loss) from investment operations:
Net investment income (loss)(a)	2.40	2.24	1.69	1.45	2.02	(b)
Net realized and unrealized gain (loss)	2.23	0.14	(5.87)	1.07	0.12	(b)
Total from investment operations	4.63	2.38	(4.18)	2.52	2.14
Less distributions from:
Net investment income	(2.63)	(2.42)	(1.78)	(1.97)	(2.26)
Total from distributions	(2.63)	(2.42)	(1.78)	(1.97)	(2.26)
Net Asset Value, end of year	$47.05	$45.05	$45.09	$51.05	$50.50
Total Return (%)(c)	10.68	5.44	(8.36)	5.12	4.42

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	221	223	1,441	750	38
Ratio of expenses before fee waiver (%)	0.25	0.25	0.25	0.25	0.25
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	5.27	4.97	3.53	2.89	4.09	(b)
Portfolio turnover rate (%)(d)	50	52	68	88	111

(a)	Based on average shares outstanding during the period.
(b)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.23, increase to net realized and unrealized gain (loss) from investments per share by $0.23 and decrease to the ratio of net investment income to average net assets of 0.47%. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF

	Years Ended August 31,		Period Ended
	2024	2023	8/31/2022(a)

Selected Per Share Data
Net Asset Value, beginning of period	$22.53	$22.29	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	1.38	1.28	0.58
Net realized and unrealized gain (loss)	1.20	0.29	(2.84)
Total from investment operations	2.58	1.57	(2.26)
Less distributions from:
Net investment income	(1.38)	(1.33)	(0.45)
Total from distributions	(1.38)	(1.33)	(0.45)
Net Asset Value, end of period	$23.73	$22.53	$22.29
Total Return (%)(c)	11.92	7.27	(9.12)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	43	44	50
Ratio of expenses before fee waiver (%)(d)	0.30	0.30	0.30*
Ratio of expenses after fee waiver (%)(d)	0.23	0.15	0.15*
Ratio of net investment income (loss) (%)	6.04	5.74	4.54*
Portfolio turnover rate (%)(e)	0 (f)	0 (f)	0**(f)

(a)	For the period February 10, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	Amount is less than 0.5%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF

	Years Ended August 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$43.53	$43.04	$47.89	$46.57	$49.13
Income (loss) from investment operations:
Net investment income (loss)(a)	3.23	2.71	2.04	2.34	2.69	(b)
Net realized and unrealized gain (loss)	1.44	0.45	(4.76)	1.67	(2.47	)(b)
Total from investment operations	4.67	3.16	(2.72)	4.01	0.22
Less distributions from:
Net investment income	(3.17)	(2.67)	(2.13)	(2.69)	(2.78)
Total from distributions	(3.17)	(2.67)	(2.13)	(2.69)	(2.78)
Net Asset Value, end of year	$45.03	$43.53	$43.04	$47.89	$46.57
Total Return (%)(c)	11.25	7.65	(5.84)	8.86	0.61

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	104	83	86	77	37
Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20	0.20
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	7.36	6.30	4.48	4.95	6.13	(b)
Portfolio turnover rate (%)(d)	56	49	46	52	150

(a)	Based on average shares outstanding during the period.
(b)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.10, increase to net realized and unrealized gain (loss) from investments per share by $0.10 and decrease to the ratio of net investment income to average net assets of 0.22%. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers USD High Yield BB-B ex Financials ETF

	Period Ended 8/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	3.14
Net realized and unrealized gain (loss)	4.03
Total from investment operations	7.17
Less distributions from:
Net investment income	(2.58)
Total from distributions	(2.58)
Net Asset Value, end of period	$54.59
Total Return (%)(c)	14.62	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	655
Ratio of expenses before fee waiver (%)(d)	0.21	*
Ratio of expenses after fee waiver (%)(d)	0.21	*
Ratio of net investment income (loss) (%)	6.93	*
Portfolio turnover rate (%)(e)	32	**

(a)	For the period October 27, 2023 (commencement of operations) through August 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Includes excise tax expense. Excluding this expense, the ratio of expenses would have been 0.20%.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers USD High Yield Corporate Bond ETF

	Years Ended August 31,

	2024	2023	2022	2021	2020(a)

Selected Per Share Data
Net Asset Value, beginning of year	$34.58	$34.37	$40.31	$39.06 (a)	$40.19
Income (loss) from investment operations:
Net investment income (loss)(b)	2.16	1.94	1.61	1.70	2.03	(c)
Net realized and unrealized gain (loss)	1.91	0.25	(5.80)	1.79	(0.95	)(c)
Total from investment operations	4.07	2.19	(4.19)	3.49	1.08
Less distributions from:
Net investment income	(2.18)	(1.98)	(1.75)	(2.24)	(2.21)
Total from distributions	(2.18)	(1.98)	(1.75)	(2.24)	(2.21)
Net Asset Value, end of year	$36.47	$34.58	$34.37	$40.31	$39.06
Total Return (%)(d)	12.26	6.63	(10.67)	8.31	2.91

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	3,603	3,859	3,615	6,666	6,209
Ratio of expenses before fee waiver (%)	0.19	0.20	0.20	0.20	0.20
Ratio of expenses after fee waiver (%)	0.07	0.15	0.15	0.15	0.15
Ratio of net investment income (loss) (%)	6.15	5.69	4.24	4.27	5.27	(c)
Portfolio turnover rate (%)(e)	31	26	24	37	54

(a)

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split. Net asset value and per share information through April 12, 2021 have been updated to reflect the effect of the split. Shareholders received 5 shares for every 4 shares owned and net asset value per share decreased correspondingly.

(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.12, increase to net realized and unrealized gain (loss) from investments per share by $0.12 and decrease to the ratio of net investment income to average net assets of 0.32%. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

98 | DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2024, the Trust consists of thirty-nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers USD High Yield BB-B ex Financials ETF

Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers USD High Yield BB-B ex Financials ETF offers shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers Risk Managed USD High Yield Strategy ETF which lots consist of 25,000 shares and Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Risk Managed USD High Yield Strategy ETF	Adaptive Wealth Strategies Risk Managed High Yield Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield BB-B ex Financials ETF	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. The ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

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Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF are diversified series of the Trust. Xtrackers Risk Managed USD High Yield Strategy ETF and Xtrackers USD High Yield BB-B ex Financials ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies;

100 | DBX ETF Trust

quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2024), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2024, the Funds did not incur any interest or penalties.

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As of August 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers High Beta High Yield Bond ETF	$82,451	$(12,029,109)	$ (430,475)	$ (12,377,133)
Xtrackers Low Beta High Yield Bond ETF	968,497	(67,401,723)	(417,793)	(66,851,019)
Xtrackers Risk Managed USD High Yield Strategy ETF	38,533	—	(1,564,495)	(1,525,962)
Xtrackers Short Duration High Yield Bond ETF	718,627	(3,746,257)	825,787	(2,201,843)
Xtrackers USD High Yield BB-B ex Financials ETF	4,924,632	(2,455,928)	18,665,277	21,133,981
Xtrackers USD High Yield Corporate Bond ETF	20,306,870	(282,894,979)	(154,612,666)	(417,200,775)

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

The tax character of dividends and distributions declared for the years ended August 31, 2024 and August 31, 2023 were as follows:

Year Ended August 31, 2024

Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$940,617
Xtrackers Low Beta High Yield Bond ETF	12,519,886
Xtrackers Risk Managed USD High Yield Strategy ETF	2,639,060
Xtrackers Short Duration High Yield Bond ETF	7,056,553
Xtrackers USD High Yield BB-B ex Financials ETF	27,841,510
Xtrackers USD High Yield Corporate Bond ETF	206,009,266

Year Ended August 31, 2023

Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$974,644
Xtrackers Low Beta High Yield Bond ETF	44,403,017
Xtrackers Risk Managed USD High Yield Strategy ETF	2,798,892
Xtrackers Short Duration High Yield Bond ETF	4,721,603
Xtrackers USD High Yield Corporate Bond ETF	218,918,420

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,967,939	$9,061,170	$12,029,109
Xtrackers Low Beta High Yield Bond ETF	35,140,341	32,261,382	67,401,723
Xtrackers Short Duration High Yield Bond ETF	1,062,717	2,683,540	3,746,257
Xtrackers USD High Yield BB-B ex Financials ETF	2,455,928	—	2,455,928
Xtrackers USD High Yield Corporate Bond ETF	36,642,174	246,252,805	282,894,979

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended August 31, 2024, the Funds had no post-October capital losses.

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For the fiscal year ended August 31, 2024, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and non-deductible excise tax expense.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers Low Beta High Yield Bond ETF	$129,967	$(129,967)
Xtrackers Risk Managed USD High Yield Strategy ETF	15,616	(15,616)
Xtrackers Short Duration High Yield Bond ETF	(223,894)	223,894
Xtrackers USD High Yield BB-B ex Financials ETF	(1,505,298)	1,505,298
Xtrackers USD High Yield Corporate Bond ETF	75,307,221	(75,307,221)

As of August 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$13,850,736	$(430,475)	$314,067	$(744,542)
Xtrackers Low Beta High Yield Bond ETF	224,523,341	(417,833)	3,534,130	(3,951,963)
Xtrackers Risk Managed USD High Yield Strategy ETF	44,294,653	(1,564,495)	—	(1,564,495)
Xtrackers Short Duration High Yield Bond ETF	105,852,809	825,783	2,589,929	(1,764,146)
Xtrackers USD High Yield BB-B ex Financials ETF	648,241,430	18,665,277	19,635,637	(970,360)
Xtrackers USD High Yield Corporate Bond ETF	3,959,594,570	(154,613,070)	36,262,269	(190,875,339)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of August 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers Risk Managed USD High Yield Strategy ETF and Xtrackers USD High Yield BB-B ex Financials ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for the Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2024, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/

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administration fee (0.13% annualized effective rate as of August 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2024, the Fund listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2024
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$1,027,697	$—	$—	$—	$1,027,697
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$1,027,697
Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$4,418,701	$—	$—	$—	$4,418,701
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$4,418,701
Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$4,160,683	$—	$—	$—	$4,160,683
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$4,160,683
Xtrackers USD High Yield BB-B ex Financials ETF
Corporate Bonds	$16,776,173	$—	$—	$—	$16,776,173
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$16,776,173
Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$238,972,214	$—	$—	$—	$238,972,214
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$238,972,214

As of August 31, 2024, Xtrackers Risk Managed USD High Yield Strategy ETF had no securities on loan.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, (through August 12, 2024 for Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF), computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Risk Managed USD High Yield Strategy ETF	0.30%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield BB-B ex Financials ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

Effective August 13, 2024, for its investment advisory services to the Funds below, the Advisor was entitled to receive a 0.02 unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.20%
Xtrackers Low Beta High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.05%

The Advisor for Xtrackers High Beta High Yield Bond ETF had contractually agreed, until August 12, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the year ended August 31, 2024, the Advisor waived $17,187 of expenses to the Fund.

The Advisor for Xtrackers Low Beta High Yield Bond ETF had contractually agreed, until August 12, 2024, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the year ended August 31, 2024, the Advisor waived $102,609 of expenses to the Fund.

The Advisor for Xtrackers Risk Managed USD High Yield Strategy ETF has contractually agreed, until December 22, 2026, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the year ended August 31, 2024, the Advisor waived $31,849 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

For the period from September 1, 2023 through November 16, 2023 the Advisor for Xtrackers USD High Yield Corporate Bond ETF had contractually agreed, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.15% of the fund’s average daily net assets. Effective November 17, 2023 until August 12, 2024, the Advisor had contractually agreed to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.05% of the fund’s average daily net assets. For the year ended August 31, 2024, the Advisor waived $4,005,742 of expenses to the Fund.

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The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended year, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$130
Xtrackers Low Beta High Yield Bond ETF	2,703
Xtrackers Risk Managed USD High Yield Strategy ETF	318
Xtrackers Short Duration High Yield Bond ETF	1,316
Xtrackers USD High Yield BB-B ex Financials ETF	5,274
Xtrackers USD High Yield Corporate Bond ETF	34,295

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer 44036.00 agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the year ended August 31, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers High Beta High Yield Bond ETF	$518
Xtrackers Low Beta High Yield Bond ETF	1,384
Xtrackers Short Duration High Yield Bond ETF	2,784
Xtrackers USD High Yield Corporate Bond ETF	123,331

4. Investment Portfolio Transactions

For the year ended August 31, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$6,157,401	$6,217,540
Xtrackers Low Beta High Yield Bond ETF	105,509,136	107,729,737
Xtrackers Short Duration High Yield Bond ETF	56,028,658	53,361,758
Xtrackers USD High Yield BB-B ex Financials ETF	155,096,598	157,479,613
Xtrackers USD High Yield Corporate Bond ETF	1,045,382,633	1,025,412,378

For the year ended August 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Low Beta High Yield Bond ETF	$13,314,745	$24,731,898
Xtrackers Risk Managed USD High Yield Strategy ETF	2,259,368	5,720,412
Xtrackers Short Duration High Yield Bond ETF	23,549,646	11,109,883
Xtrackers USD High Yield BB-B ex Financials ETF	647,180,324	26,456,853
Xtrackers USD High Yield Corporate Bond ETF	2,982,043,463	3,401,278,190

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Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the year ended August 31, 2024, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$1,025,535	$2,152,222	$(343)
Xtrackers Low Beta High Yield Bond ETF	2,152,222	1,025,535	(43,297)

5. Fund Share Transactions

As of August 31, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the year ended August 31, 2024, the Advisor and the securities lending agent, Deutsche Bank AG, agreed to reimburse the Funds and amounts below for securities lending income in connection to an operational delay with the lending agent transition (see Securities Lending note 2.)

The amounts reimbursed were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amount
Xtrackers Low Beta High Yield Bond ETF	$1,820
Xtrackers Short Duration High Yield Bond ETF	366
Xtrackers USD High Yield Corporate Bond ETF	29,215

Deutsche Bank AG	Amount
Xtrackers Low Beta High Yield Bond ETF	$910
Xtrackers Short Duration High Yield Bond ETF	183
Xtrackers USD High Yield Corporate Bond ETF	14,608

During the year ended August 31, 2024, Xtrackers USD High Yield Corporate Bond ETF was reimbursed by Deutsche Bank AG, the Fund’s securities lending agent, $2,709 for a loss on a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

7. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more

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difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at August 31, 2024.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF and Xtrackers USD High Yield Corporate Bond ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield Corporate Bond ETF, and Xtrackers USD High Yield BB-B ex Financials ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at August 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers High Beta High Yield Bond ETF Xtrackers Low Beta High Yield Bond ETF Xtrackers Short Duration High Yield Bond ETF Xtrackers USD High Yield Corporate Bond ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Xtrackers Risk Managed USD High Yield Strategy ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the two years in the period ended August 31, 2024 and the period from February 10, 2022 (commencement of operations) through August 31, 2022
Xtrackers USD High Yield BB-B ex Financials ETF	For the period from October 27, 2023 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 24, 2024

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14-15, 2024 (the “February Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (each a “Fund,” and collectively, the “Funds”). In addition, after discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024 (the “May Meeting”), the Trustees unanimously approved the continuance of the Investment Advisory Agreements for each Fund for a new annual period ending on May 31, 2025. The Independent Trustees were advised throughout the review and Meetings by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the February Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the February Meeting and May Meeting including confirmation at the May Meeting from the Advisor that there had been no material changes to the information presented to the Board in connection with the approval of the Investment Advisory Agreement at the February Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge, but the following Fund had advisory fees and/or total expenses (after waivers/reimbursements) that were above the average and/or median of its respective Peer Group:

-	Xtrackers Risk Managed USD High Yield Strategy ETF

The Board considered, however, the following additional factors in connection with those Funds:

-	Xtrackers Risk Managed USD High Yield Strategy ETF’s advisory fees and total expenses were below the average and equal to the median of its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

112 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust | 113

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

114 | DBX ETF Trust

August 31, 2024

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA Climate Action Equity ETF (USCA)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers RREEF Global Natural Resources ETF (NRES)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 96.7%

Brazil — 3.2%

Ambev SA	73,170	166,152

Atacadao SA*	11,395	18,048

B3 SA — Brasil Bolsa Balcao	87,546	196,013

Banco Bradesco SA	17,101	42,697

Banco BTG Pactual S.A	25,688	161,296

Banco do Brasil SA	17,810	88,432

Banco Santander Brasil SA	4,766	26,425

BB Seguridade Participacoes SA	12,488	80,992

BRF SA*	2,253	10,435

Caixa Seguridade Participacoes S/A	11,226	32,410

CCR SA	20,844	48,767

Centrais Eletricas Brasileiras SA	19,564	144,226

Cia de Saneamento Basico do Estado de Sao Paulo	3,481	58,227

Companhia Paranaense de Energia	15,738	26,066

CPFL Energia SA	46	277

Embraer SA*	3,657	30,240

Energisa SA	4,401	36,765

Engie Brasil Energia SA	4,526	36,091

Equatorial Energia SA	4,946	29,868

Hapvida Participacoes e Investimentos SA*, 144A	55,286	41,392

Hypera SA	8,237	41,510

Itau Unibanco Holding SA	4,712	26,467

Klabin SA	15,002	57,192

Localiza Rent a Car SA	9,474	69,207

Localiza Rent a Car SA*	85	609

Lojas Renner SA	19,274	57,890

Multiplan Empreendimentos Imobiliarios SA	7,613	34,467

Natura & Co. Holding SA	9,809	23,469

NU Holdings Ltd.*, Class A	30,977	463,726

Pagseguro Digital Ltd.*, Class A	3,686	40,804

Porto Seguro SA	1,295	7,788

Raia Drogasil SA	22,247	108,263

Rede D’Or Sao Luiz SA, 144A	17,488	98,598

Rumo SA	21,848	84,293

Sendas Distribuidora SA*	20,402	34,476

StoneCo Ltd.*, Class A	4,892	64,868

Suzano SA	11,810	114,695

Telefonica Brasil SA	7,866	71,989

TIM SA	16,504	52,048

TOTVS SA	8,795	46,543

WEG SA	12,375	118,324

XP, Inc., Series BDR	3,548	65,155

XP, Inc., Class A	3,160	58,176

(Cost $2,892,030)		3,015,376

	Number of Shares	Value $

Chile — 0.4%

Banco de Chile	455,832	57,470

Banco de Credito e Inversiones SA	1,963	59,924

Banco Santander Chile	693,485	35,548

Cencosud SA	22,140	44,671

Cia Sud Americana de Vapores SA	279,419	16,919

Empresas CMPC SA	12,215	21,022

Enel Americas SA	239,087	25,528

Falabella SA*	13,113	46,194

Latam Airlines Group SA	3,362,202	43,307

(Cost $287,355)		350,583

China — 24.9%

360 Security Technology, Inc., Class A	17,241	17,029

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,998	9,838

3peak, Inc.*, Class A	1,035	11,647

AAC Technologies Holdings, Inc.	6,531	27,755

Accelink Technologies Co. Ltd., Class A	1,795	7,378

ACM Research Shanghai, Inc., Class A	1,043	13,463

Advanced Micro-Fabrication Equipment, Inc., China, Class A	1,123	21,400

AECC Aero-Engine Control Co. Ltd., Class A	172	465

Agricultural Bank of China Ltd., Class A	55,453	35,367

Agricultural Bank of China Ltd., Class H	277,227	122,613

Aier Eye Hospital Group Co. Ltd., Class A	20,215	27,668

Air China Ltd.*, Class A	4,250	4,186

Air China Ltd.*, Class H	24,104	10,321

Aisino Corp., Class A	7,414	8,202

Akeso, Inc.*, 144A	7,146	44,981

Alibaba Group Holding Ltd.	248,767	2,597,568

Amlogic Shanghai Co. Ltd., Class A	1,840	14,111

Angang Steel Co. Ltd.*, Class A	12,510	3,583

Angel Yeast Co. Ltd., Class A	1,289	5,686

Anhui Expressway Co. Ltd., Class A	7,000	14,895

Anhui Expressway Co. Ltd., Class H	8,999	10,637

Anjoy Foods Group Co. Ltd., Class A	391	4,210

Anker Innovations Technology Co. Ltd., Class A	767	6,827

ANTA Sports Products Ltd.	12,996	127,954

Apeloa Pharmaceutical Co. Ltd., Class A	4,648	9,746

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

APT Medical, Inc., Class A	191	9,303

Asia – Potash International Investment Guangzhou Co. Ltd.*, Class A	2,290	5,613

ASR Microelectronics Co. Ltd.*, Class A	2,853	13,031

Asymchem Laboratories Tianjin Co. Ltd., Class A	1,688	15,165

Asymchem Laboratories Tianjin Co. Ltd., Class H, 144A	1,402	7,459

Autobio Diagnostics Co. Ltd., Class A	1,606	9,255

Autohome, Inc., ADR	1,589	39,979

Avary Holding Shenzhen Co. Ltd., Class A	1,362	6,880

AVIC Industry-Finance Holdings Co. Ltd., Class A	50,149	15,851

BAIC BluePark New Energy Technology Co. Ltd.*, Class A	9,996	9,464

Baidu, Inc.*, ADR	53	4,485

Baidu, Inc.*, Class A	35,130	373,575

Bank of Beijing Co. Ltd., Class A	21,761	16,120

Bank of Changsha Co. Ltd., Class A	6,526	6,639

Bank of Chengdu Co. Ltd., Class A	4,405	8,658

Bank of China Ltd., Class A	32,308	21,837

Bank of China Ltd., Class H	800,608	363,334

Bank of Chongqing Co. Ltd., Class A	10,425	10,018

Bank of Chongqing Co. Ltd., Class H	15,554	9,850

Bank of Communications Co. Ltd., Class A	28,031	28,122

Bank of Communications Co. Ltd., Class H	74,792	54,173

Bank of Guiyang Co. Ltd., Class A	13,839	9,842

Bank of Hangzhou Co. Ltd., Class A	9,551	17,169

Bank of Jiangsu Co. Ltd., Class A	16,852	18,476

Bank of Nanjing Co. Ltd., Class A	8,684	12,155

Bank of Ningbo Co. Ltd., Class A	6,215	17,758

Bank of Shanghai Co. Ltd., Class A	19,395	19,376

Bank of Suzhou Co. Ltd., Class A	11,980	11,850

Bank of Zhengzhou Co. Ltd.*, Class A	30,078	7,385

Baoshan Iron & Steel Co. Ltd., Class A	4,105	3,452

BBMG Corp., Class A	1,399	265

Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	14,500	5,688

Beijing Compass Technology Development Co. Ltd.*, Class A	2,700	13,609

	Number of Shares	Value $

Beijing Dabeinong Technology Group Co. Ltd., Class A	6,942	3,908

Beijing E-Hualu Information Technology Co. Ltd.*, Class A	5,239	11,029

Beijing Enlight Media Co. Ltd., Class A	11,237	11,289

Beijing Kingsoft Office Software, Inc., Class A	895	23,011

Beijing New Building Materials PLC, Class A	830	3,026

Beijing Originwater Technology Co. Ltd., Class A	9,958	4,904

Beijing Roborock Technology Co. Ltd., Class A	158	5,047

Beijing Shiji Information Technology Co. Ltd., Class A	18,874	14,221

Beijing Tiantan Biological Products Corp. Ltd., Class A	4,070	13,651

Beijing Tong Ren Tang Co. Ltd.	1,991	9,881

Beijing Ultrapower Software Co. Ltd., Class A	7,944	9,987

Beijing United Information Technology Co. Ltd., Class A	1,813	5,045

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,444	14,464

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	54,152	41,491

Bethel Automotive Safety Systems Co. Ltd., Class A	1,807	9,485

Betta Pharmaceuticals Co. Ltd., Class A	3,020	15,128

BGI Genomics Co. Ltd., Class A	2,549	13,006

Bilibili, Inc.*, Class Z	5,030	73,899

Bloomage Biotechnology Corp. Ltd., Class A	1,490	10,575

BOC International China Co. Ltd., Class A	9,263	11,659

BOE Technology Group Co. Ltd., Class A	15,318	8,343

BTG Hotels Group Co. Ltd., Class A	4,771	7,924

BYD Co. Ltd., Class A	800	28,155

BYD Co. Ltd., Class H	8,481	262,245

By-health Co. Ltd., Class A	2,852	4,543

Caida Securities Co. Ltd., Class A	8,555	6,917

Caitong Securities Co. Ltd., Class A	13,019	11,977

Cambricon Technologies Corp. Ltd.*, Class A	707	25,607

Cathay Biotech, Inc., Class A	1,902	9,686

CECEP Solar Energy Co. Ltd., Class A	11,772	6,993

CECEP Wind-Power Corp., Class A	24,744	9,776

CETC Cyberspace Security Technology Co. Ltd., Class A	2,612	4,600

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

CGN Power Co. Ltd., Class A	19,723	13,303

CGN Power Co. Ltd., Class H, 144A	203,995	83,163

Changchun High-Tech Industry Group Co. Ltd., Class A	1,256	14,589

Changjiang Securities Co. Ltd., Class A	15,262	10,660

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	891	14,672

Chaozhou Three-Circle Group Co. Ltd., Class A	3,663	16,229

Chengdu Xingrong Environment Co. Ltd., Class A	11,200	10,588

Chengxin Lithium Group Co. Ltd., Class A	3,361	5,681

Chifeng Jilong Gold Mining Co. Ltd., Class A	3,343	8,203

China Baoan Group Co. Ltd., Class A	6,278	6,732

China Cinda Asset Management Co. Ltd., Class H	229,670	18,549

China CITIC Bank Corp. Ltd., Class A	22,027	19,115

China CITIC Bank Corp. Ltd., Class H	106,369	61,500

China Communications Services Corp. Ltd., Class H	28,147	14,398

China Construction Bank Corp., Class A	9,153	9,725

China Construction Bank Corp., Class H	899,517	636,549

China Eastern Airlines Corp. Ltd.*, Class A	8,262	4,418

China Eastern Airlines Corp. Ltd.*, Class H	33,020	8,466

China Energy Engineering Corp. Ltd., Class A	1,261	379

China Energy Engineering Corp. Ltd., Class H	58,712	6,247

China Enterprise Co. Ltd., Class A	26,453	9,443

China Everbright Bank Co. Ltd., Class A	61,809	26,688

China Everbright Bank Co. Ltd., Class H	63,877	19,162

China Feihe Ltd., 144A	16,349	8,782

China Film Co. Ltd., Class A	6,794	9,529

China Galaxy Securities Co. Ltd., Class A	16,528	25,957

China Galaxy Securities Co. Ltd., Class H	36,879	19,526

China Great Wall Securities Co. Ltd., Class A	11,825	11,263

China Greatwall Technology Group Co. Ltd.*, Class A	7,570	8,577

China Green Electricity Investment of Tianjin Co. Ltd., Class A	12,600	15,148

	Number of Shares	Value $

China International Capital Corp. Ltd., Class A	5,265	21,240

China International Capital Corp. Ltd., Class H, 144A	33,953	36,432

China Jushi Co. Ltd., Class A	4,119	5,818

China Life Insurance Co. Ltd., Class H	63,637	96,430

China Literature Ltd.*, 144A	8,315	26,329

China Merchants Bank Co. Ltd., Class A	14,978	67,947

China Merchants Bank Co. Ltd., Class H	33,958	140,831

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	9,073	15,414

China Merchants Securities Co. Ltd., Class A	11,339	23,408

China Merchants Securities Co. Ltd., Class H, 144A	25,642	19,428

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,120	14,483

China Minsheng Banking Corp. Ltd., Class A	39,492	19,114

China Minsheng Banking Corp. Ltd., Class H	74,353	26,785

China National Chemical Engineering Co. Ltd., Class A	3,498	3,386

China National Medicines Corp. Ltd., Class A	618	2,567

China National Nuclear Power Co. Ltd., Class A	9,300	14,356

China National Software & Service Co. Ltd.*, Class A	2,962	12,877

China Pacific Insurance Group Co. Ltd., Class A	1,942	8,122

China Pacific Insurance Group Co. Ltd., Class H	19,113	49,863

China Railway Signal & Communication Corp. Ltd., Class A	601	441

China Railway Signal & Communication Corp. Ltd., Class H, 144A	21,369	7,725

China Rare Earth Resources And Technology Co. Ltd., Class A	4,493	14,074

China Resources Double Crane Pharmaceutical Co. Ltd., Class A	4,700	13,662

China Resources Microelectronics Ltd., Class A	2,100	10,285

China Resources Mixc Lifestyle Services Ltd., 144A	11,634	38,629

China Resources Pharmaceutical Group Ltd., 144A	13,017	9,178

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,862	18,144

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

China Science Publishing & Media Ltd., Class A	2,992	7,215

China South Publishing & Media Group Co. Ltd., Class A	4,363	7,782

China Southern Airlines Co. Ltd.*, Class A	490	394

China Southern Airlines Co. Ltd.*, Class H	14,732	5,175

China Three Gorges Renewables Group Co. Ltd., Class A	33,874	21,843

China Tourism Group Duty Free Corp. Ltd., Class A	2,854	24,569

China Tourism Group Duty Free Corp. Ltd., Class H, 144A	1,973	11,572

China Tower Corp. Ltd., Class H, 144A	432,372	53,212

China United Network Communications Ltd., Class A	24,471	16,022

China Vanke Co. Ltd.*, Class A	9,262	8,835

China Vanke Co. Ltd.*, Class H	39,643	20,888

China World Trade Center Co. Ltd., Class A	3,200	9,712

China Yangtze Power Co. Ltd., Class A	31,176	129,244

China Zhenhua Group Science & Technology Co. Ltd., Class A	1,617	8,606

China Zheshang Bank Co. Ltd., Class A	30,900	11,423

China Zheshang Bank Co. Ltd., Class H	77,183	20,383

Chinalin Securities Co. Ltd., Class A	4,025	5,378

Chinese Universe Publishing and Media Group Co. Ltd., Class A	5,900	11,472

Chongqing Brewery Co. Ltd., Class A	613	4,811

Chongqing Rural Commercial Bank Co. Ltd., Class A	10,079	7,097

Chongqing Rural Commercial Bank Co. Ltd., Class H	39,833	19,405

Chongqing Taiji Industry Group Co. Ltd., Class A	1,398	4,464

Chongqing Water Group Co. Ltd., Class A	8,800	5,886

Chongqing Zhifei Biological Products Co. Ltd., Class A	4,072	13,244

Chow Tai Seng Jewellery Co. Ltd., Class A	5,800	8,904

CITIC Securities Co. Ltd., Class A	15,138	41,204

CITIC Securities Co. Ltd., Class H	36,826	55,614

CNGR Advanced Material Co. Ltd., Class A	98	400

CNPC Capital Co. Ltd., Class A	458	337

Contemporary Amperex Technology Co. Ltd., Class A	209	5,436

COSCO SHIPPING Development Co. Ltd., Class A	14,838	4,941

	Number of Shares	Value $

COSCO SHIPPING Development Co. Ltd., Class H	89,041	10,730

COSCO SHIPPING Holdings Co. Ltd., Class A	248	438

Country Garden Holdings Co. Ltd.* (a)	1,231,515	76,571

Country Garden Services Holdings Co. Ltd.	12,109	6,939

CRRC Corp. Ltd., Class A	4,663	4,698

CSC Financial Co. Ltd., Class A	5,801	15,732

CSC Financial Co. Ltd., Class H, 144A	33,237	22,498

CSPC Innovation Pharmaceutical Co. Ltd., Class A	4,300	14,707

CSSC Science & Technology Co. Ltd., Class A	5,500	8,770

DaShenLin Pharmaceutical Group Co. Ltd., Class A	5,053	9,633

DHC Software Co. Ltd., Class A	12,926	8,299

Do-Fluoride New Materials Co. Ltd., Class A	2,412	3,397

Dong-E-E-Jiao Co. Ltd., Class A	1,825	12,842

Dongfeng Motor Group Co. Ltd.*, Class H	12,517	3,370

Dongxing Securities Co. Ltd., Class A	11,646	13,442

East Buy Holding Ltd.*, 144A	10,624	17,706

East Money Information Co. Ltd., Class A	24,578	37,455

Eastroc Beverage Group Co. Ltd., Class A	763	24,540

Easyhome New Retail Group Co. Ltd., Class A	20,130	7,328

Ecovacs Robotics Co. Ltd., Class A	953	5,402

Edifier Technology Co. Ltd., Class A	4,400	6,457

Empyrean Technology Co. Ltd., Class A	1,600	16,686

ENN Energy Holdings Ltd.	1,912	12,476

Eoptolink Technology, Inc. Ltd., Class A	1,100	14,557

Everbright Securities Co. Ltd., Class A	8,182	16,960

Everbright Securities Co. Ltd., Class H, 144A	25,651	16,771

Everdisplay Optronics Shanghai Co. Ltd.*, Class A	35,000	10,420

Fangda Carbon New Material Co. Ltd., Class A	6,320	3,683

First Capital Securities Co. Ltd., Class A	15,763	11,677

Focus Media Information Technology Co. Ltd., Class A	18,500	14,958

Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,838	20,038

Founder Securities Co. Ltd., Class A	13,774	13,508

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Foxconn Industrial Internet Co. Ltd., Class A	6,163	17,801

Fujian Sunner Development Co. Ltd., Class A	196	337

Full Truck Alliance Co. Ltd., ADR	10,723	77,742

Fuyao Glass Industry Group Co. Ltd., Class A	1,270	8,582

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	6,976	39,842

GalaxyCore, Inc., Class A	8,330	12,953

Gan & Lee Pharmaceuticals Co. Ltd., Class A	1,917	11,055

Ganfeng Lithium Group Co. Ltd., Class A	844	3,255

Ganfeng Lithium Group Co. Ltd., Class H, 144A	3,571	7,929

G-bits Network Technology Xiamen Co. Ltd., Class A	578	15,773

GDS Holdings Ltd.*, Class A	7,205	15,351

GEM Co. Ltd., Class A	518	436

Gemdale Corp., Class A	13,308	6,610

Genscript Biotech Corp.*	23,023	34,887

GF Securities Co. Ltd., Class A	9,756	16,299

GF Securities Co. Ltd., Class H	31,613	25,330

Giant Biogene Holding Co. Ltd., 144A	5,923	31,322

Giant Network Group Co. Ltd., Class A	5,031	6,779

GigaDevice Semiconductor, Inc.*, Class A	808	8,252

Ginlong Technologies Co. Ltd., Class A	1,072	9,015

Glodon Co. Ltd., Class A	11,079	16,196

GoerTek, Inc., Class A	180	539

Goldwind Science & Technology Co. Ltd., Class A	3,125	3,642

Goldwind Science & Technology Co. Ltd., Class H	6,983	4,046

GoodWe Technologies Co. Ltd., Class A	901	6,096

Gree Electric Appliances, Inc. of Zhuhai, Class A	3,760	21,063

Greenland Holdings Corp. Ltd.*, Class A	19,349	3,850

Greentown China Holdings Ltd.	21,980	17,414

GRG Banking Equipment Co. Ltd., Class A	4,595	6,108

Guangdong Haid Group Co. Ltd., Class A	106	579

Guangdong Provincial Expressway Development Co. Ltd., Class A	7,300	11,372

Guangzhou Automobile Group Co. Ltd., Class H	7,161	2,286

Guangzhou Baiyun International Airport Co. Ltd., Class A	10,307	13,278

	Number of Shares	Value $

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	696	2,827

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	3,231	8,052

Guangzhou Haige Communications Group, Inc. Co., Class A	12,182	15,556

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,371	5,322

Guangzhou Port Co. Ltd., Class A	21,192	9,300

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	952	4,227

Guangzhou Tinci Materials Technology Co. Ltd., Class A	2,374	4,807

Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	14,772	10,422

Guolian Securities Co. Ltd., Class A	9,302	12,679

Guolian Securities Co. Ltd., Class H	54,346	19,856

Guosen Securities Co. Ltd., Class A (a)	11,558	14,743

Guotai Junan Securities Co. Ltd., Class A	8,222	17,124

Guotai Junan Securities Co. Ltd., Class H, 144A	21,213	22,544

Guoyuan Securities Co. Ltd., Class A	13,895	12,450

H World Group Ltd., ADR	2,110	64,228

Haidilao International Holding Ltd., 144A	18,963	31,895

Haier Smart Home Co. Ltd., Class A	1,200	4,187

Haier Smart Home Co. Ltd., Class H	18,166	56,009

Hainan Airlines Holding Co. Ltd.*, Class A	41,902	6,267

Hainan Airport Infrastructure Co. Ltd.*, Class A	27,715	12,358

Haisco Pharmaceutical Group Co. Ltd., Class A	3,308	14,563

Haitian International Holdings Ltd.	4,512	12,610

Haitong Securities Co. Ltd., Class A	12,743	15,499

Haitong Securities Co. Ltd., Class H	56,710	25,227

Hangjin Technology Co. Ltd., Class A	3,900	8,662

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	10,784	12,812

Hangzhou Chang Chuan Technology Co. Ltd., Class A	2,614	11,268

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Hangzhou First Applied Material Co. Ltd., Class A	6,219	13,505

Hangzhou Great Star Industrial Co. Ltd., Class A	2,243	8,463

Hangzhou Lion Microelectronics Co. Ltd., Class A	2,651	7,362

Hangzhou Oxygen Plant Group Co. Ltd., Class A	1,474	3,771

Hangzhou Robam Appliances Co. Ltd., Class A	1,270	3,321

Hangzhou Silan Microelectronics Co. Ltd.*, Class A	3,796	10,134

Hangzhou Tigermed Consulting Co. Ltd., Class A	1,756	12,604

Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	4,189	15,815

Hansoh Pharmaceutical Group Co. Ltd., 144A	20,316	51,985

Haohua Chemical Science & Technology Co. Ltd., Class A	1,277	4,849

Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	3,424	8,962

Hefei Meiya Optoelectronic Technology, Inc., Class A	1,766	3,224

Heilongjiang Agriculture Co. Ltd., Class A	4,171	7,586

Hengan International Group Co. Ltd.	1,055	3,388

Hengdian Group DMEGC Magnetics Co. Ltd., Class A	1,530	2,606

Hengtong Optic-electric Co. Ltd., Class A	2,782	5,551

Hithink RoyalFlush Information Network Co. Ltd., Class A	1,410	20,475

HLA Group Corp. Ltd., Class A	6,000	5,037

Hongta Securities Co. Ltd., Class A	11,263	10,505

Hoshine Silicon Industry Co. Ltd., Class A	1,446	10,169

Hoymiles Power Electronics, Inc., Class A	884	16,509

Hoyuan Green Energy Co. Ltd., Class A	116	230

Hua Hong Semiconductor Ltd., 144A	11,529	25,126

Huaan Securities Co. Ltd., Class A	18,581	11,825

Huadong Medicine Co. Ltd., Class A	2,489	10,354

Huafon Chemical Co. Ltd., Class A	4,285	4,480

Huagong Tech Co. Ltd., Class A	2,477	10,447

Hualan Biological Engineering, Inc., Class A	4,595	9,771

Huali Industrial Group Co. Ltd., Class A	457	4,172

Huaneng Lancang River Hydropower, Inc., Class A	12,240	18,981

	Number of Shares	Value $

Huatai Securities Co. Ltd., Class A	8,839	15,690

Huatai Securities Co. Ltd., Class H, 144A	24,820	27,332

Huaxi Securities Co. Ltd., Class A	11,350	10,410

Huaxia Bank Co. Ltd., Class A	16,963	14,409

Huaxia Eye Hospital Group Co. Ltd., Class A	4,800	11,622

Hubei Feilihua Quartz Glass Co. Ltd., Class A	2,263	10,058

Huizhou Desay Sv Automotive Co. Ltd., Class A	584	7,514

Humanwell Healthcare Group Co. Ltd., Class A	3,342	9,455

Hundsun Technologies, Inc., Class A	6,414	14,779

Hygeia Healthcare Holdings Co. Ltd.*, 144A	8,157	20,475

Hygon Information Technology Co. Ltd., Class A	2,896	32,442

IEIT Systems Co. Ltd., Class A	1,700	7,767

Iflytek Co. Ltd., Class A	4,459	21,638

Imeik Technology Development Co. Ltd., Class A	848	17,345

Industrial & Commercial Bank of China Ltd., Class A	40,790	34,419

Industrial & Commercial Bank of China Ltd., Class H	659,378	379,546

Industrial Bank Co. Ltd., Class A	14,845	34,583

Industrial Securities Co. Ltd., Class A	17,053	12,440

Ingenic Semiconductor Co. Ltd., Class A	1,859	12,245

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,811	5,783

Innovation New Material Technology Co. Ltd., Class A	18,300	10,380

Innovent Biologics, Inc.*, 144A	21,484	116,917

iQIYI, Inc.*, ADR	8,924	19,187

Isoftstone Information Technology Group Co. Ltd., Class A	2,237	10,742

J&T Global Express Ltd.*	80,210	62,108

Jafron Biomedical Co. Ltd., Class A	3,595	12,722

Jason Furniture Hangzhou Co. Ltd., Class A	1,005	3,412

JCHX Mining Management Co. Ltd., Class A	900	5,186

JD Health International, Inc.*, 144A	21,027	63,482

JD Logistics, Inc.*, 144A	20,302	24,856

JD.com, Inc., Class A	22,929	315,111

Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	8,700	7,930

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Jiangsu Eastern Shenghong Co. Ltd., Class A	3,177	3,492

Jiangsu Financial Leasing Co. Ltd., Class A	21,600	13,959

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,568	53,352

Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	3,025	10,872

Jiangsu Pacific Quartz Co. Ltd., Class A	3,500	12,100

Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	3,757	5,635

Jiangsu Yangnong Chemical Co. Ltd., Class A	91	650

Jiangsu Yoke Technology Co. Ltd., Class A	764	6,012

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	2,430	11,342

Jiangxi Special Electric Motor Co. Ltd.*, Class A	3,270	3,138

Jinduicheng Molybdenum Co. Ltd., Class A	5,400	7,521

Jinko Solar Co. Ltd., Class A	4,127	4,187

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	5,900	8,333

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	1,085	2,690

Juneyao Airlines Co. Ltd., Class A	2,723	4,031

J-Yuan Trust Co. Ltd.*, Class A	44,500	15,761

Kanzhun Ltd., ADR	3,983	49,628

KE Holdings, Inc., ADR	8,425	125,027

Keda Industrial Group Co. Ltd., Class A	212	210

Kingdee International Software Group Co. Ltd.*	55,995	44,291

Kingnet Network Co. Ltd., Class A	6,334	8,294

Kingsoft Corp. Ltd.	19,484	53,578

Kuaishou Technology*, 144A	27,169	140,366

Kuang-Chi Technologies Co. Ltd.*, Class A	6,511	16,032

Kunlun Tech Co. Ltd., Class A	2,908	11,145

LB Group Co. Ltd., Class A	637	1,465

Lenovo Group Ltd.	128,276	157,706

Lens Technology Co. Ltd., Class A	185	459

Lepu Medical Technology Beijing Co. Ltd., Class A	4,446	6,292

Li Auto, Inc.*, Class A	19,335	195,447

Li Ning Co. Ltd.	22,692	42,647

Liaoning Port Co. Ltd., Class A	36,147	6,325

Livzon Pharmaceutical Group, Inc., Class A	1,010	5,125

	Number of Shares	Value $

Livzon Pharmaceutical Group, Inc., Class H	3,223	10,247

Longfor Group Holdings Ltd., 144A	38,641	43,642

LONGi Green Energy Technology Co. Ltd., Class A	6,060	11,809

Lufax Holding Ltd., ADR	3,528	8,009

Luxshare Precision Industry Co. Ltd., Class A	4,911	27,316

Mango Excellent Media Co. Ltd., Class A	4,030	11,009

Maxscend Microelectronics Co. Ltd., Class A	1,474	13,800

MeiHua Holdings Group Co. Ltd., Class A	4,932	6,688

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	13,923	6,817

Meituan*, Class B, 144A	72,757	1,102,492

Metallurgical Corp. of China Ltd., Class A	902	375

Metallurgical Corp. of China Ltd., Class H	17,693	3,107

Midea Group Co. Ltd., Class A	3,800	34,718

Ming Yang Smart Energy Group Ltd., Class A	5,010	6,454

MINISO Group Holding Ltd.	8,096	34,147

Minmetals Capital Co. Ltd., Class A	25,800	14,962

Minth Group Ltd.*	6,994	11,172

Montage Technology Co. Ltd., Class A	2,474	18,373

Muyuan Foods Co. Ltd.*, Class A	1,614	8,782

Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	5,876	9,377

Nanjing Securities Co. Ltd., Class A	12,090	12,897

NARI Technology Co. Ltd., Class A	3,837	13,330

National Silicon Industry Group Co. Ltd., Class A	8,300	17,204

NAURA Technology Group Co. Ltd., Class A	532	23,892

NavInfo Co. Ltd.*, Class A	10,681	11,032

NetEase, Inc.	28,626	468,635

New China Life Insurance Co. Ltd., Class A	66	308

New Hope Liuhe Co. Ltd.*, Class A	3,910	4,971

New Oriental Education & Technology Group, Inc.*	13,242	79,787

New Oriental Education & Technology Group, Inc.*, ADR	203	12,480

Ninestar Corp.*, Class A	3,563	12,534

Ningbo Deye Technology Co. Ltd., Class A	1,356	17,350

Ningbo Joyson Electronic Corp., Class A	2,700	5,463

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Ningbo Orient Wires & Cables Co. Ltd., Class A	95	646

Ningbo Sanxing Medical Electric Co. Ltd., Class A	2,400	11,135

Ningbo Shanshan Co. Ltd., Class A	2,912	2,905

Ningbo Tuopu Group Co. Ltd., Class A	1,970	9,357

Ningbo Zhoushan Port Co. Ltd., Class A	13,888	6,702

NIO, Inc.*(b), ADR	23,332	94,261

Nongfu Spring Co. Ltd., Class H, 144A	30,521	111,122

OFILM Group Co. Ltd.*, Class A	5,100	5,994

Onewo, Inc., Class H	3,712	8,271

Oppein Home Group, Inc., Class A	557	3,486

Orient Securities Co. Ltd., Class A	12,465	14,810

Orient Securities Co. Ltd., Class H, 144A	41,364	17,499

Oriental Pearl Group Co. Ltd., Class A	15,300	13,536

Ovctek China, Inc., Class A	3,744	7,602

Pacific Securities Co. Ltd.*, Class A	26,050	11,689

People.cn Co. Ltd., Class A	3,782	9,392

People’s Insurance Co. Group of China Ltd., Class A	560	474

People’s Insurance Co. Group of China Ltd., Class H	43,669	16,515

Perfect World Co. Ltd., Class A	6,806	7,299

Pharmaron Beijing Co. Ltd., Class A	2,235	6,304

Pharmaron Beijing Co. Ltd., Class H, 144A	12,431	14,247

PICC Property & Casualty Co. Ltd., Class H	53,963	69,872

Ping An Bank Co. Ltd., Class A	12,570	18,020

Ping An Insurance Group Co. of China Ltd., Class A	10,813	67,179

Ping An Insurance Group Co. of China Ltd., Class H	104,554	501,297

Piotech, Inc., Class A	951	17,230

Poly Developments and Holdings Group Co. Ltd., Class A	13,146	15,062

Poly Property Services Co. Ltd., Class H	804	2,654

Pop Mart International Group Ltd., 144A	10,567	62,112

Postal Savings Bank of China Co. Ltd., Class A	6,362	4,246

Postal Savings Bank of China Co. Ltd., Class H, 144A	74,072	39,788

Qi An Xin Technology Group, Inc.*, Class A	4,463	14,232

Qifu Technology, Inc., ADR	1,024	27,126

	Number of Shares	Value $

Qinghai Salt Lake Industry Co. Ltd.*, Class A	4,511	9,312

Quzhou Xin’an Development Co. Ltd.*, Class A	31,749	7,526

Range Intelligent Computing Technology Group Co. Ltd., Class A	4,600	15,500

Raytron Technology Co. Ltd., Class A	3,186	11,387

Remegen Co. Ltd.*, Class A	3,613	13,066

Remegen Co. Ltd.*, Class H, 144A	7,633	12,193

Rockchip Electronics Co. Ltd., Class A	1,628	12,299

Ruijie Networks Co. Ltd., Class A	3,000	13,432

SAIC Motor Corp. Ltd., Class A	2,298	4,073

Sanan Optoelectronics Co. Ltd., Class A	7,478	11,027

Sangfor Technologies, Inc., Class A	1,502	9,872

Sany Heavy Industry Co. Ltd., Class A	1,908	4,340

SDIC Capital Co. Ltd., Class A	14,427	11,827

Sealand Securities Co. Ltd., Class A	25,444	10,591

Seazen Holdings Co. Ltd.*, Class A	2,910	4,213

SenseTime Group, Inc.*, Class B, 144A	338,357	51,185

Seres Group Co. Ltd.*, Class A	1,465	15,818

SF Holding Co. Ltd., Class A	4,000	20,516

SG Micro Corp., Class A	1,679	17,235

Shandong Gold Mining Co. Ltd., Class A	2,341	8,919

Shandong Gold Mining Co. Ltd., Class H, 144A	8,074	15,609

Shandong Hi-speed Co. Ltd., Class A	10,188	13,053

Shandong Linglong Tyre Co. Ltd., Class A	1,327	3,146

Shandong Pharmaceutical Glass Co. Ltd., Class A	3,800	13,137

Shandong Publishing & Media Co. Ltd., Class A	6,500	10,887

Shandong Sinocera Functional Material Co. Ltd., Class A	2,577	5,673

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	40,368	22,822

Shanghai Aiko Solar Energy Co. Ltd.*, Class A	5,224	5,985

Shanghai Baosight Software Co. Ltd., Class A	4,956	20,476

Shanghai Baosight Software Co. Ltd., Class B	17,778	26,703

Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	771	17,590

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,431	10,912

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	13,770	21,996

Shanghai Fudan Microelectronics Group Co. Ltd., Class A	3,139	12,265

Shanghai Fudan Microelectronics Group Co. Ltd., Class H	5,532	7,744

Shanghai International Airport Co. Ltd., Class A	3,663	17,124

Shanghai International Port Group Co. Ltd., Class A	15,550	12,989

Shanghai Jinjiang International Hotels Co. Ltd., Class A	2,666	9,077

Shanghai Junshi Biosciences Co. Ltd.*, Class A	3,432	12,843

Shanghai Junshi Biosciences Co. Ltd.*, Class H, 144A	8,462	12,909

Shanghai Lingang Holdings Corp. Ltd., Class A	7,911	9,924

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	8,308	9,273

Shanghai M&G Stationery, Inc., Class A	1,991	7,526

Shanghai Moons’ Electric Co. Ltd., Class A	2,000	10,109

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	154	404

Shanghai Pudong Development Bank Co. Ltd., Class A	22,241	26,456

Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,088	3,403

Shanghai RAAS Blood Products Co. Ltd., Class A	13,772	13,933

Shanghai Rural Commercial Bank Co. Ltd., Class A	12,372	11,522

Shanghai United Imaging Healthcare Co. Ltd., Class A	1,439	21,464

Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	10,747	7,840

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	5,321	13,072

Shanghai Zhonggu Logistics Co. Ltd., Class A	8,400	9,861

Shanjin International Gold Co. Ltd., Class A	5,882	13,329

Shanxi Securities Co. Ltd., Class A	15,819	10,982

Shengyi Technology Co. Ltd., Class A	2,345	5,834

Shennan Circuits Co. Ltd., Class A	534	7,594

Shenwan Hongyuan Group Co. Ltd., Class A	34,840	22,221

	Number of Shares	Value $

Shenzhen Capchem Technology Co. Ltd., Class A	1,016	4,661

Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	8,700	11,404

Shenzhen Goodix Technology Co. Ltd., Class A	1,482	13,270

Shenzhen Hepalink Pharmaceutical Group Co. Ltd.*, Class A	3,431	4,715

Shenzhen Inovance Technology Co. Ltd., Class A	3,301	20,168

Shenzhen Kaifa Technology Co. Ltd., Class A	222	430

Shenzhen Kangtai Biological Products Co. Ltd., Class A	6,644	13,519

Shenzhen Kedali Industry Co. Ltd., Class A	10	104

Shenzhen Longsys Electronics Co. Ltd.*, Class A	800	8,286

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,588	56,197

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	2,125	20,051

Shenzhen Overseas Chinese Town Co. Ltd.*, Class A	26,566	7,197

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,246	13,809

Shenzhen SC New Energy Technology Corp., Class A	1,996	13,015

Shenzhen Sunlord Electronics Co. Ltd., Class A	2,164	7,692

Shenzhen Transsion Holdings Co. Ltd., Class A	1,640	18,513

Shenzhou International Group Holdings Ltd.	13,141	108,492

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,725	8,121

Sichuan Chuantou Energy Co. Ltd., Class A	8,559	20,773

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	2,215	9,583

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	516	10,849

Sichuan Swellfun Co. Ltd., Class A	1,560	7,315

Silergy Corp.	5,084	74,933

Sinocelltech Group Ltd.*, Class A	1,940	9,261

Sinolink Securities Co. Ltd., Class A	11,793	12,231

Sinoma Science & Technology Co. Ltd., Class A	1,848	2,600

Sinomine Resource Group Co. Ltd., Class A	2,206	8,825

Sinopharm Group Co. Ltd., Class H	10,212	23,801

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Sinotrans Ltd., Class H	10,917	4,982

Skshu Paint Co. Ltd., Class A	1,523	6,372

Smoore International Holdings Ltd., 144A	29,322	33,982

Songcheng Performance Development Co. Ltd., Class A	8,146	8,931

Sonoscape Medical Corp., Class A	3,100	13,385

SooChow Securities Co. Ltd., Class A	13,624	11,977

Southwest Securities Co. Ltd., Class A	23,929	12,662

Spring Airlines Co. Ltd., Class A	689	4,908

StarPower Semiconductor Ltd., Class A	1,140	12,346

Sungrow Power Supply Co. Ltd., Class A	2,104	22,860

Sunny Optical Technology Group Co. Ltd.	7,619	47,177

Sunresin New Materials Co. Ltd., Class A	2,367	13,420

Sunwoda Electronic Co. Ltd., Class A	194	460

SUPCON Technology Co. Ltd., Class A	2,205	12,268

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	210	705

Suzhou Maxwell Technologies Co. Ltd., Class A	1,133	13,063

Suzhou TFC Optical Communication Co. Ltd., Class A	1,200	13,002

TAL Education Group*, ADR	4,555	36,622

Talkweb Information System Co. Ltd.*, Class A	8,500	14,225

TangShan Port Group Co. Ltd., Class A	18,874	13,183

Tasly Pharmaceutical Group Co. Ltd., Class A	4,041	8,114

TCL Technology Group Corp., Class A	618	341

Tencent Holdings Ltd.	98,354	4,816,577

Tencent Music Entertainment Group, ADR	9,959	103,972

Thunder Software Technology Co. Ltd., Class A	2,196	10,634

Tianfeng Securities Co. Ltd.*, Class A	42,689	14,457

Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	1,970	8,003

Tianqi Lithium Corp., Class A	917	3,400

Tianqi Lithium Corp., Class H	964	2,437

Tianshui Huatian Technology Co. Ltd., Class A	4,517	5,080

Titan Wind Energy Suzhou Co. Ltd., Class A	4,200	4,249

	Number of Shares	Value $

Tongcheng Travel Holdings Ltd.	21,786	40,665

TongFu Microelectronics Co. Ltd., Class A	112	314

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	7,194	8,070

Topchoice Medical Corp., Class A	1,572	9,631

Topsports International Holdings Ltd., 144A	46,969	17,522

TravelSky Technology Ltd., Class H	23,962	29,767

Trip.com Group Ltd.*, ADR	648	30,547

Trip.Com Group Ltd.*	8,185	388,453

Tsinghua Tongfang Co. Ltd.*, Class A	11,642	8,082

Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,320	15,582

Uni-President China Holdings Ltd.	8,845	7,813

Unisplendour Corp. Ltd., Class A	3,090	8,607

Universal Scientific Industrial Shanghai Co. Ltd., Class A	2,133	4,773

Venustech Group, Inc., Class A	7,282	13,573

Verisilicon Microelectronics Shanghai Co. Ltd.*, Class A	2,413	9,602

Vipshop Holdings Ltd., ADR	3,679	46,135

Walvax Biotechnology Co. Ltd., Class A	7,626	11,180

Wanda Film Holding Co. Ltd.*, Class A	4,094	5,673

Wangfujing Group Co. Ltd., Class A	4,694	8,379

Wangsu Science & Technology Co. Ltd., Class A	13,700	13,899

Wanhua Chemical Group Co. Ltd., Class A	900	9,270

Weibo Corp., ADR	2,740	20,495

Weichai Power Co. Ltd., Class A	4,707	8,608

Weichai Power Co. Ltd., Class H	23,097	35,354

Weihai Guangwei Composites Co. Ltd., Class A	2,822	11,110

Western Mining Co. Ltd., Class A	1,475	3,257

Western Securities Co. Ltd., Class A	14,332	13,125

Western Superconducting Technologies Co. Ltd., Class A	2,657	13,493

Will Semiconductor Co. Ltd., Class A	949	12,123

Wingtech Technology Co. Ltd., Class A	1,115	4,106

Winner Medical Co. Ltd., Class A	1,471	5,307

Winning Health Technology Group Co. Ltd., Class A	12,624	9,708

WUS Printed Circuit Kunshan Co. Ltd., Class A	2,243	10,289

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

WuXi AppTec Co. Ltd., Class A	4,828	26,691

WuXi AppTec Co. Ltd., Class H, 144A	7,696	33,841

Wuxi Autowell Technology Co. Ltd., Class A	1,969	10,027

Wuxi Biologics Cayman, Inc.*, 144A	64,919	93,379

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	136	276

WuXi XDC Cayman, Inc.*	6,301	16,196

Xiamen C & D, Inc., Class A	4,817	4,955

Xiamen Faratronic Co. Ltd., Class A	1,197	14,446

Xiaomi Corp.*, Class B, 144A	152,486	381,195

Xinyi Solar Holdings Ltd.	54,556	21,332

XPeng, Inc.*, Class A	17,608	71,896

Yadea Group Holdings Ltd., 144A	13,479	19,008

Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	1,684	8,637

Yealink Network Technology Corp. Ltd., Class A	2,982	13,873

Yifeng Pharmacy Chain Co. Ltd., Class A	2,348	6,683

Yongan Futures Co. Ltd., Class A	13,400	21,687

Yonghui Superstores Co. Ltd.*, Class A	12,467	4,116

YongXing Special Materials Technology Co. Ltd., Class A	753	3,452

Yonyou Network Technology Co. Ltd.*, Class A	11,350	13,949

Youngor Fashion Co. Ltd., Class A	7,507	7,658

YTO Express Group Co. Ltd., Class A	2,354	5,069

Yunda Holding Co. Ltd., Class A	3,365	3,333

Yunnan Baiyao Group Co. Ltd., Class A	2,263	17,262

Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	1,425	8,455

Yunnan Energy New Material Co. Ltd., Class A	1,912	7,260

Yunnan Yuntianhua Co. Ltd., Class A	173	504

Zai Lab Ltd.*, ADR	959	19,122

Zai Lab Ltd.*	10,806	21,112

Zangge Mining Co. Ltd., Class A	2,698	9,160

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	626	18,425

Zhaojin Mining Industry Co. Ltd., Class H	15,950	26,214

Zhefu Holding Group Co. Ltd., Class A	15,112	6,056

Zhejiang Century Huatong Group Co. Ltd.*, Class A	17,026	7,856

Zhejiang China Commodities City Group Co. Ltd., Class A	13,446	15,690

	Number of Shares	Value $

Zhejiang Chint Electrics Co. Ltd., Class A	2,637	6,530

Zhejiang Dahua Technology Co. Ltd., Class A	5,932	11,484

Zhejiang Dingli Machinery Co. Ltd., Class A	1,460	9,977

Zhejiang Expressway Co. Ltd., Class H	28,300	18,249

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	5,532	13,137

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,495	8,337

Zhejiang Jinke Tom Culture Industry Co. Ltd.*, Class A	15,092	7,539

Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	3,976	7,131

Zhejiang Juhua Co. Ltd., Class A	1,207	2,797

Zhejiang Leapmotor Technology Co. Ltd.*, 144A	7,768	21,460

Zhejiang NHU Co. Ltd., Class A	4,696	12,815

Zhejiang Shuanghuan Driveline Co. Ltd., Class A	4,100	12,132

Zhejiang Supor Co. Ltd., Class A	696	4,891

Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	3,500	6,573

Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,823	7,282

Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,204	3,695

Zheshang Securities Co. Ltd., Class A	10,479	16,546

ZhongAn Online P&C Insurance Co. Ltd.*, Class H, 144A	8,467	11,007

Zhongfu Shenying Carbon Fiber Co. Ltd., Class A	3,956	9,796

Zhongji Innolight Co. Ltd., Class A	1,200	18,439

Zhongsheng Group Holdings Ltd.	1,961	2,250

Zhongtai Securities Co. Ltd., Class A	15,262	12,555

Zhuhai Huafa Properties Co. Ltd., Class A	11,320	8,817

Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,443	11,917

Zhuzhou Kibing Group Co. Ltd., Class A	3,978	3,003

Zijin Mining Group Co. Ltd., Class A	9,793	22,109

Zijin Mining Group Co. Ltd., Class H	52,095	105,654

ZTE Corp., Class A	2,264	7,932

ZTE Corp., Class H	8,691	17,515

ZTO Express Cayman, Inc., ADR	528	11,320

ZTO Express Cayman, Inc.	3,851	84,520

(Cost $30,730,854)		23,520,626

Colombia — 0.1%

Bancolombia SA	3,515	32,062

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Ecopetrol SA	37,196	18,358

Interconexion Electrica SA ESP	5,107	22,273

(Cost $65,002)		72,693

Czech Republic — 0.1%

CEZ AS	1,262	48,249

Komercni Banka AS	816	27,697

(Cost $90,700)		75,946

Egypt — 0.1%

Abou Kir Fertilizers & Chemical Industries	130	155

Commercial International Bank - Egypt (CIB)	19,257	34,490

EFG Holding S.A.E.*	24,347	11,968

E-Finance for Digital & Financial Investments	28,157	13,494

Misr Fertilizers Production Co. SAE	7,323	6,663

Talaat Moustafa Group	18,550	22,510

(Cost $101,643)		89,280

Greece — 0.4%

Alpha Services and Holdings SA	20,771	35,556

Athens International Airport SA	1,584	13,851

Eurobank Ergasias Services and Holdings SA	24,701	56,433

Hellenic Telecommunications Organization SA	3,821	62,004

JUMBO SA	1,310	33,177

Metlen Energy & Metals SA	437	16,466

National Bank of Greece SA	6,231	54,197

Piraeus Financial Holdings SA	8,856	38,309

Star Bulk Carriers Corp.	658	14,061

Terna Energy SA	1,312	27,753

(Cost $331,380)		351,807

Hong Kong — 0.6%

Beijing Enterprises Water Group Ltd.	31,351	9,164

BOC Hong Kong Holdings Ltd.	36,277	114,406

Brilliance China Automotive Holdings Ltd.	26,254	10,939

C&D International Investment Group Ltd.	12,306	19,909

China Medical System Holdings Ltd.	29,985	27,370

China Merchants Port Holdings Co. Ltd.	18,272	27,407

China Overseas Land & Investment Ltd.	40,579	64,403

China Resources Land Ltd.	30,153	85,622

China Ruyi Holdings Ltd.*	124,257	36,001

China State Construction International Holdings Ltd.	24,680	35,183

China Taiping Insurance Holdings Co. Ltd.	1,501	1,947

	Number of Shares	Value $

China Traditional Chinese Medicine Holdings Co. Ltd.*	54,184	29,452

Far East Horizon Ltd.	42,004	29,347

Shandong Hi-Speed Holdings Group Ltd.*	55,395	39,130

Want Want China Holdings Ltd.	39,583	22,886

Yuexiu Property Co. Ltd.	25,680	13,432

(Cost $678,348)		566,598

Hungary — 0.2%

OTP Bank Nyrt	2,291	118,155

Richter Gedeon Nyrt	2,524	76,651

(Cost $200,682)		194,806

India — 18.9%

ABB India Ltd.	529	50,055

Adani Energy Solutions Ltd.*	3,937	47,288

Adani Green Energy Ltd.*	6,386	139,958

Adani Ports & Special Economic Zone Ltd.	12,018	212,343

Adani Wilmar Ltd.*	2,636	11,377

Aditya Birla Capital Ltd.*	8,755	22,976

Alkem Laboratories Ltd.	544	40,022

Ambuja Cements Ltd.	4,030	29,649

APL Apollo Tubes Ltd.	994	17,328

Apollo Hospitals Enterprise Ltd.	1,740	143,718

Ashok Leyland Ltd.	10,215	31,234

Asian Paints Ltd.	4,073	151,845

Astral Ltd.	1,761	40,300

AU Small Finance Bank Ltd., 144A	6,741	55,353

Aurobindo Pharma Ltd.	4,796	89,743

Avenue Supermarts Ltd.*, 144A	2,473	145,289

Axis Bank Ltd., GDR	518	36,053

Axis Bank Ltd.	19,447	272,502

Bajaj Auto Ltd.	678	88,045

Bajaj Finance Ltd.	2,697	231,531

Bajaj Finserv Ltd.	6,576	139,802

Bajaj Holdings & Investment Ltd.	462	55,402

Bandhan Bank Ltd., 144A	6,413	15,315

Bank of Baroda	12,654	37,734

Bank of India	12,081	16,960

Berger Paints India Ltd.	4,338	29,536

Bharat Forge Ltd.	3,013	57,012

Bharti Airtel Ltd.	41,703	790,118

Biocon Ltd.	9,297	39,806

Bosch Ltd.	100	38,618

Britannia Industries Ltd.	1,227	85,660

Canara Bank	20,109	26,740

CG Power & Industrial Solutions Ltd.	8,182	67,908

Cholamandalam Investment and Finance Co. Ltd.	4,735	82,177

Cipla Ltd.	8,999	177,563

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Colgate-Palmolive India Ltd.	2,379	103,258

Container Corp. Of India Ltd.	3,414	39,285

Coromandel International Ltd.	1,148	24,066

Cummins India Ltd.	1,938	86,528

Dabur India Ltd.	6,147	46,697

Deepak Nitrite Ltd.	1,066	36,999

Delhivery Ltd.*	5,581	27,901

Divi’s Laboratories Ltd.	2,108	128,029

Dixon Technologies India Ltd.	443	69,568

DLF Ltd.	5,883	59,278

Dr. Reddy’s Laboratories Ltd.	2,420	202,881

Eicher Motors Ltd.	989	58,494

Embassy Office Parks REIT	13,223	61,193

Exide Industries Ltd.	5,024	29,525

FSN E-Commerce Ventures Ltd.*	19,322	47,849

Gland Pharma Ltd., 144A	1,096	24,025

GMR Airports Infrastructure Ltd.*	14,907	16,793

Godrej Consumer Products Ltd.	6,521	115,163

Godrej Properties Ltd.*	1,633	56,644

Grasim Industries Ltd.	1,447	46,562

Gujarat Fluorochemicals Ltd.	211	7,988

Havells India Ltd.	1,196	27,085

HCL Technologies Ltd.	17,397	363,668

HDFC Asset Management Co. Ltd., 144A	1,250	65,882

HDFC Bank Ltd.	53,724	1,048,522

HDFC Life Insurance Co. Ltd., 144A	9,865	86,886

Hero MotoCorp Ltd.	1,044	67,907

Hindalco Industries Ltd.	8,726	72,969

Hindustan Unilever Ltd.	14,451	478,649

Hindustan Zinc Ltd.	3,529	21,070

Honeywell Automation India Ltd.	50	30,385

ICICI Bank Ltd.	49,586	726,722

ICICI Lombard General Insurance Co. Ltd., 144A	2,652	67,722

ICICI Prudential Life Insurance Co. Ltd., 144A	4,106	36,871

IDFC First Bank Ltd.*	35,677	31,410

Indian Bank	2,543	17,201

Indian Hotels Co. Ltd.	12,057	93,082

Indian Railway Catering & Tourism Corp. Ltd.	4,288	47,690

Indian Railway Finance Corp. Ltd., 144A	32,749	69,745

Indus Towers Ltd.*	6,207	33,932

IndusInd Bank Ltd.	5,746	97,644

Info Edge India Ltd.	1,015	92,928

Infosys Ltd.	68,751	1,593,291

InterGlobe Aviation Ltd.*, 144A	834	48,029

Jio Financial Services Ltd.*	45,571	174,794

JSW Steel Ltd.	6,820	76,526

	Number of Shares	Value $

Jubilant Foodworks Ltd.	4,774	37,015

Kalyan Jewellers India Ltd.	5,748	42,162

Kotak Mahindra Bank Ltd.	10,633	225,766

L&T Technology Services Ltd., 144A	520	35,440

Life Insurance Corp. Of India	3,376	42,838

Linde India Ltd.	384	33,081

LTIMindtree Ltd., 144A	1,307	95,932

Lupin Ltd.	4,230	112,983

Macrotech Developers Ltd., 144A	4,065	60,773

Mahindra & Mahindra Financial Services Ltd.	10,283	38,541

Mahindra & Mahindra Ltd.	7,424	248,325

MakeMyTrip Ltd.*	837	80,494

Mankind Pharma Ltd.*	501	14,860

Marico Ltd.	6,228	48,055

Maruti Suzuki India Ltd.	1,164	172,134

Max Financial Services Ltd.*	2,601	33,333

Max Healthcare Institute Ltd.	10,504	108,013

Mphasis Ltd.	998	36,946

Muthoot Finance Ltd.	1,325	31,057

Nestle India Ltd.	3,713	110,709

NHPC Ltd.	39,938	45,771

NMDC Ltd.	14,314	38,001

Oberoi Realty Ltd.	1,663	35,142

One 97 Communications Ltd.*	5,481	40,641

Oracle Financial Services Software Ltd.	457	59,876

Page Industries Ltd.	106	53,739

Patanjali Foods Ltd.	259	5,997

PB Fintech Ltd.*	3,606	76,197

Persistent Systems Ltd.	1,492	91,985

Phoenix Mills Ltd.	1,104	49,617

PI Industries Ltd.	779	41,754

Pidilite Industries Ltd.	1,657	61,705

Power Finance Corp. Ltd.	14,659	96,050

Power Grid Corp. of India Ltd.	43,642	175,564

Prestige Estates Projects Ltd.	2,193	47,409

Procter & Gamble Hygiene & Health Care Ltd.	201	39,582

Punjab National Bank	26,599	36,969

Rail Vikas Nigam Ltd.	5,713	41,374

REC Ltd.	13,025	96,246

Samvardhana Motherson International Ltd.	26,631	62,006

SBI Cards & Payment Services Ltd.	4,290	36,992

SBI Life Insurance Co. Ltd., 144A	4,361	96,209

Schaeffler India Ltd.	639	30,031

Shriram Finance Ltd.	2,572	98,269

Sona Blw Precision Forgings Ltd., 144A	4,873	39,703

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

SRF Ltd.	1,969	60,208

State Bank of India	16,810	163,468

Sun Pharmaceutical Industries Ltd.	17,590	382,048

Sundaram Finance Ltd.	1,019	61,363

Supreme Industries Ltd.	831	52,362

Suzlon Energy Ltd.*	141,928	128,337

Tata Communications Ltd.	2,014	47,110

Tata Consultancy Services Ltd.	19,625	1,065,530

Tata Consumer Products Ltd.	6,290	90,006

Tata Elxsi Ltd.	575	54,851

Tata Motors Ltd.	19,094	253,003

Tata Steel Ltd.	53,932	98,230

Tech Mahindra Ltd.	12,440	242,730

Thermax Ltd.	470	24,504

Titan Co. Ltd.	3,831	162,846

Torrent Pharmaceuticals Ltd.	1,825	75,835

Trent Ltd.	2,462	210,142

Tube Investments of India Ltd.	1,278	61,420

TVS Motor Co. Ltd.	2,895	97,107

UltraTech Cement Ltd.	862	116,157

Union Bank of India Ltd.	13,364	19,366

United Spirits Ltd.	5,313	93,396

UNO Minda Ltd.	2,284	31,968

UPL Ltd.	5,092	36,327

Varun Beverages Ltd.	6,382	114,208

Vedant Fashions Ltd.	899	13,403

Vodafone Idea Ltd.*	386,185	72,014

Voltas Ltd.	3,645	75,778

Wipro Ltd.	28,432	182,515

Yes Bank Ltd.*	183,064	51,533

Zomato Ltd.*	80,354	240,024

Zydus Lifesciences Ltd.	4,690	63,071

(Cost $12,391,539)		17,822,442

Indonesia — 1.5%

Amman Mineral Internasional PT*	170,834	117,721

GoTo Gojek Tokopedia Tbk PT*	13,073,433	43,987

Mayora Indah Tbk PT	29,481	5,074

Pantai Indah Kapuk Dua Tbk PT	24,805	12,439

PT Astra International Tbk	98,299	32,438

PT Bank Central Asia Tbk	508,158	339,484

PT Bank Mandiri Persero Tbk	354,693	163,519

PT Bank Negara Indonesia Persero Tbk	117,002	40,502

PT Bank Rakyat Indonesia Persero Tbk	690,715	230,164

PT Barito Pacific Tbk	360,907	26,738

PT Chandra Asri Pacific Tbk	79,262	51,158

PT Charoen Pokphand Indonesia Tbk	40,690	12,795

PT Dayamitra Telekomunikasi	344,922	14,841

	Number of Shares	Value $

PT Indofood CBP Sukses Makmur Tbk	22,975	17,059

PT Indosat Tbk	29,720	19,951

PT Kalbe Farma Tbk	306,725	32,746

PT Merdeka Copper Gold Tbk*	69,644	10,635

PT Sarana Menara Nusantara Tbk	486,476	26,283

PT Sumber Alfaria Trijaya Tbk	223,222	41,886

PT Telkom Indonesia Persero Tbk	792,789	156,968

PT Unilever Indonesia Tbk	140,225	20,596

(Cost $1,426,411)		1,416,984

Ireland — 1.1%

PDD Holdings, Inc., ADR *

(Cost $1,247,626)	10,433	1,002,716

Kazakhstan — 0.0%

Solidcore Resources PLC *(a)

(Cost $548,413)	28,889	0

Kuwait — 0.5%

Agility Public Warehousing Co. KSC	25,231	21,132

Boubyan Bank KSCP	13,163	25,323

Gulf Bank KSCP	34,809	36,102

Kuwait Finance House KSCP	74,534	177,282

Mabanee Co KPSC	13,050	36,633

Mobile Telecommunications Co. KSCP	31,050	47,441

National Bank of Kuwait SAKP	52,451	150,669

(Cost $456,907)		494,582

Malaysia — 1.1%

AMMB Holdings Bhd	27,700	33,323

Axiata Group Bhd	74,452	43,922

Celcomdigi Bhd	38,600	34,559

CIMB Group Holdings Bhd	67,404	127,869

Gamuda Bhd	36,378	63,120

Hong Leong Bank Bhd	6,600	32,401

IHH Healthcare Bhd	44,800	64,985

IJM Corp. Bhd	29,200	19,388

Inari Amertron Bhd	34,400	25,069

Kuala Lumpur Kepong Bhd	764	3,846

Malayan Banking Bhd	48,756	121,594

Malaysia Airports Holdings Bhd	11,962	29,057

Maxis Bhd	45,400	40,542

MR DIY Group M Bhd, 144A	23,750	11,319

Nestle Malaysia Bhd	619	15,180

Petronas Chemicals Group Bhd	1,000	1,344

PPB Group Bhd	5,700	19,253

Press Metal Aluminium Holdings Bhd	13,300	15,292

Public Bank Bhd	125,000	139,387

QL Resources Bhd	5,300	7,970

RHB Bank Bhd	26,036	36,923

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Sime Darby Bhd	16,500	9,467

Sunway Bhd	30,300	28,740

Telekom Malaysia Bhd	43,000	67,248

TIME dotCom Bhd	22,300	25,898

YTL Corp. Bhd	41,900	28,111

(Cost $835,906)		1,045,807

Mexico — 2.1%

America Movil SAB de CV, Series B	500,622	415,391

Arca Continental SAB de CV	8,275	74,285

Cemex SAB de CV, Series CPO	71,193	43,380

Coca-Cola Femsa SAB de CV	9,455	79,632

El Puerto de Liverpool SAB de CV, Class C1	2,878	16,660

Fibra Uno Administracion SA de CV REIT	36,835	43,483

Fomento Economico Mexicano SAB de CV	19,417	199,117

Gruma SAB de CV, Class B	1,356	24,948

Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,272	75,845

Grupo Aeroportuario del Sureste SAB de CV, Class B	2,025	54,423

Grupo Bimbo SAB de CV, Series A	22,813	81,836

Grupo Carso SAB de CV, Series A1	5,998	36,108

Grupo Comercial Chedraui SA de CV	6,409	48,696

Grupo Elektra SAB DE CV (a)	759	36,510

Grupo Financiero Banorte SAB de CV, Class O	28,022	194,298

Grupo Financiero Inbursa SAB de CV*, Class O	14,477	34,497

Grupo Mexico SAB de CV, Series B	30,448	156,204

Industrias Penoles SAB de CV*	1,453	17,481

Kimberly-Clark de Mexico SAB de CV, Class A	25,406	41,631

Prologis Property Mexico SA de CV REIT	12,876	41,116

Wal-Mart de Mexico SAB de CV	82,207	262,676

(Cost $2,236,162)		1,978,217

Netherlands — 0.0%

Nebius Group N.V., Class A *(a)

(Cost $1,831,428)	28,401	0

Philippines — 0.6%

Ayala Corp.	3,210	34,587

Ayala Land, Inc.	74,500	46,836

Bank of the Philippine Islands	22,214	49,334

BDO Unibank, Inc.	21,088	57,386

Globe Telecom, Inc.	800	31,345

International Container Terminal Services, Inc.	9,960	70,279

	Number of Shares	Value $

Jollibee Foods Corp.	6,610	30,584

Metropolitan Bank & Trust Co.	13,410	17,554

PLDT, Inc.	1,550	41,407

SM Investments Corp.	4,930	77,703

SM Prime Holdings, Inc.	123,400	68,018

Universal Robina Corp.	5,090	8,249

(Cost $508,443)		533,282

Qatar — 0.6%

Commercial Bank PSQC	27,137	30,446

Dukhan Bank	29,764	31,146

Industries Qatar QSC	21,363	75,689

Masraf Al Rayan QSC	55,483	35,048

Mesaieed Petrochemical Holding Co.	26,410	11,968

Ooredoo QPSC	14,116	42,724

Qatar International Islamic Bank QSC	18,157	54,356

Qatar Islamic Bank QPSC	11,952	64,142

Qatar National Bank QPSC	42,854	186,435

(Cost $516,382)		531,954

Russia — 0.0%

Alrosa PJSC* (a)	246,725	0

GMK Norilskiy Nickel PAO* (a)	559,300	0

Mobile TeleSystems PJSC*, ADR (a)	25,457	0

Mobile TeleSystems PJSC* (a)	32,151	0

Novolipetsk Steel PJSC* (a)	121,611	0

PIK-Spetsializirovannyy Zastroyshchik PAO* (a)	21,692	0

Polyus PJSC* (a)	2,793	0

Sberbank of Russia PJSC* (a)	989,954	0

United Co. RUSAL International PJSC* (a)	255,320	0

(Cost $7,879,354)		0

Saudi Arabia — 2.6%

Advanced Petrochemical Co.*	1,550	15,634

Al Rajhi Bank	19,036	446,909

Al Rajhi Co. For Co.-Operative Insurance*	728	39,188

Alinma Bank	16,444	136,719

Almarai Co. JSC	3,732	54,101

Arab National Bank	12,645	65,034

Arabian Internet & Communications Services Co.	457	35,341

Bank AlBilad	8,693	89,186

Bank Al-Jazira*	7,916	37,211

Banque Saudi Fransi	8,291	75,341

Bupa Arabia for Cooperative Insurance Co.	1,050	65,027

Co. for Cooperative Insurance	748	31,454

Dr Sulaiman Al Habib Medical Services Group Co.	945	77,058

Etihad Etisalat Co.	5,580	75,092

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Jarir Marketing Co.	10,334	35,194

Mouwasat Medical Services Co.	1,257	34,837

Nahdi Medical Co.	688	24,384

Riyad Bank	10,444	71,805

Riyadh Cables Group Co.	638	18,974

Sahara International Petrochemical Co.	3,043	23,395

Saudi Awwal Bank	7,132	66,234

Saudi Basic Industries Corp.	12,392	247,008

Saudi Industrial Investment Group	6,779	35,154

Saudi Kayan Petrochemical Co.*	4,676	10,729

Saudi National Bank	27,647	257,860

Saudi Research & Media Group*	563	39,428

Saudi Telecom Co.	29,665	339,923

Savola Group*	1,269	8,995

Yanbu National Petrochemical Co.	4,255	45,582

(Cost $2,210,387)		2,502,797

Singapore — 0.0%

BOC Aviation Ltd., 144A

(Cost $28,980)	3,710	31,961

South Africa — 2.9%

Absa Group Ltd.	13,751	136,201

Anglo American Platinum Ltd.	336	11,649

Aspen Pharmacare Holdings Ltd.	6,300	85,156

Bid Corp. Ltd.	5,459	138,094

Bidvest Group Ltd.	3,781	62,012

Capitec Bank Holdings Ltd.	954	157,215

Clicks Group Ltd.	4,258	89,618

Discovery Ltd.	5,878	50,652

FirstRand Ltd.	45,753	221,563

Gold Fields Ltd.	14,417	201,326

Harmony Gold Mining Co. Ltd.	5,466	54,882

Impala Platinum Holdings Ltd.	7,076	30,687

Investec Ltd.	4,306	32,891

MTN Group Ltd.	27,733	138,798

MultiChoice Group*	6,273	38,949

Naspers Ltd., Class N	2,910	602,774

Nedbank Group Ltd.	3,107	51,919

Northam Platinum Holdings Ltd.	2,507	14,887

OUTsurance Group Ltd.	10,003	26,891

Pepkor Holdings Ltd., 144A	18,454	22,762

Sanlam Ltd.	26,560	132,972

Shoprite Holdings Ltd.	5,242	91,548

Sibanye Stillwater Ltd.	29,873	28,990

Standard Bank Group Ltd.	12,198	164,884

Vodacom Group Ltd.	11,384	70,554

Woolworths Holdings Ltd.	16,135	58,760

(Cost $2,737,349)		2,716,634

	Number of Shares	Value $

South Korea — 9.9%

Alteogen, Inc.*	411	98,146

Amorepacific Corp.	302	28,124

AMOREPACIFIC Group	216	4,026

BNK Financial Group, Inc.	1,430	10,876

Celltrion Pharm, Inc.*	386	19,938

Celltrion, Inc.	2,471	375,501

Cheil Worldwide, Inc.	1,128	15,334

CJ CheilJedang Corp.	30	7,231

CJ Corp.	108	9,047

CJ ENM Co. Ltd.*	241	13,098

CJ Logistics Corp.	47	3,318

CosmoAM&T Co. Ltd.*	371	29,772

Coway Co. Ltd.	579	29,127

Daewoo Engineering & Construction Co. Ltd.*	112	338

DB HiTek Co. Ltd.	184	5,613

DB Insurance Co. Ltd.	109	9,465

Dongsuh Cos., Inc.	112	1,562

Doosan Co. Ltd.	100	11,191

Doosan Enerbility Co. Ltd.*	3,695	50,065

Doosan Fuel Cell Co. Ltd.*	573	8,021

Doosan Robotics, Inc.*	250	13,175

Ecopro BM Co. Ltd.*	325	40,946

Ecopro Materials Co. Ltd.*	369	25,082

E-MART, Inc.	175	8,345

Enchem Co. Ltd.*	233	33,402

F&F Co. Ltd. / New	251	11,011

Fila Holdings Corp.	814	25,806

Green Cross Corp.	159	20,341

Hana Financial Group, Inc.	4,698	217,694

Hanjin Kal Corp.	419	21,548

Hankook Tire & Technology Co. Ltd.	47	1,527

Hanmi Pharm. Co. Ltd.	94	22,201

Hanmi Science Co. Ltd.	614	15,145

Hanmi Semiconductor Co. Ltd.	631	54,085

Hanon Systems	2,302	6,971

Hansol Chemical Co. Ltd.	133	14,357

Hanwha Solutions Corp.	1,505	29,067

HD Hyundai Infracore Co. Ltd.*	63	339

HLB, Inc.*	1,236	83,088

HMM Co. Ltd.	1,190	15,117

Hugel, Inc.*	114	23,255

HYBE Co. Ltd.	399	55,078

Hyundai Autoever Corp.	153	18,474

Hyundai Engineering & Construction Co. Ltd.	595	14,253

Hyundai Glovis Co. Ltd.	303	25,404

Hyundai Mobis Co. Ltd.	490	79,781

Hyundai Motor Co.	1,305	249,599

Industrial Bank of Korea	3,119	32,244

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

JYP Entertainment Corp.	606	23,181

Kakao Corp.	5,121	142,607

Kakao Games Corp.*	1,366	18,682

KakaoBank Corp.	1,822	30,143

Kakaopay Corp.*	976	18,375

KB Financial Group, Inc.	5,985	384,857

KCC Corp.	2	429

KEPCO Engineering & Construction Co., Inc.	409	20,544

KEPCO Plant Service & Engineering Co. Ltd.	275	8,574

Kia Corp.	1,910	151,702

KIWOOM Securities Co. Ltd.	234	23,665

Korea Investment Holdings Co. Ltd.	883	48,121

Korea Zinc Co. Ltd.	32	12,816

Korean Air Lines Co. Ltd.	491	8,105

Krafton, Inc.*	501	122,639

KT Corp.	1,232	35,599

KT&G Corp.	1,788	144,823

Kum Yang Co. Ltd.*	534	18,508

Kumho Petrochemical Co. Ltd.	26	2,664

L&F Co. Ltd.*	323	22,680

LEENO Industrial, Inc.	150	21,975

LG Chem Ltd.	469	112,875

LG Corp.	236	13,992

LG Display Co. Ltd.*	2,926	24,664

LG Electronics, Inc.	1,087	80,883

LG Energy Solution Ltd.*	554	160,910

LG H&H Co. Ltd.	42	11,146

LG Innotek Co. Ltd.	283	58,894

LG Uplus Corp.	3,623	26,443

Lotte Energy Materials Corp.	415	12,162

Lotte Shopping Co. Ltd.	223	10,417

LS Electric Co. Ltd.	79	9,870

Meritz Financial Group, Inc.	1,324	90,490

Mirae Asset Securities Co. Ltd.	6,327	39,596

NAVER Corp.	2,659	336,592

NCSoft Corp.	281	39,462

Netmarble Corp.*, 144A	301	13,722

NH Investment & Securities Co. Ltd.	2,806	28,693

Orion Corp.	127	8,746

Pan Ocean Co. Ltd.	1,462	4,055

Pearl Abyss Corp.*	768	19,547

Posco DX Co. Ltd.	881	17,543

POSCO Future M Co. Ltd.	314	50,420

S-1 Corp.	293	13,007

Sam Chun Dang Pharm Co. Ltd.*	248	29,333

Samsung Biologics Co. Ltd.*, 144A	296	217,150

Samsung C&T Corp.	714	78,944

	Number of Shares	Value $

Samsung Card Co. Ltd.	748	24,330

Samsung E&A Co. Ltd.*	2,068	39,244

Samsung Electro-Mechanics Co. Ltd.	947	101,233

Samsung Electronics Co. Ltd.	45,034	2,504,792

Samsung Fire & Marine Insurance Co. Ltd.	386	100,123

Samsung Life Insurance Co. Ltd.	941	68,470

Samsung SDI Co. Ltd.	851	225,515

Samsung SDS Co. Ltd.	584	65,882

Samsung Securities Co. Ltd.	1,317	46,583

Samyang Foods Co. Ltd.	49	18,139

Shinhan Financial Group Co. Ltd.	7,179	301,487

Shinsegae, Inc.	110	12,401

SK Biopharmaceuticals Co. Ltd.*	780	67,148

SK Bioscience Co. Ltd.*	678	28,169

SK Hynix, Inc.	5,150	669,652

SK IE Technology Co. Ltd.*, 144A	785	19,333

SK Innovation Co. Ltd.*	265	21,821

SK Square Co. Ltd.*	1,534	90,144

SK Telecom Co. Ltd.	1,764	72,892

SKC Co. Ltd.*	159	15,330

Soulbrain Co. Ltd.	54	9,580

Wemade Co. Ltd.*	561	13,985

WONIK IPS Co. Ltd.*	335	8,564

Woori Financial Group, Inc.	6,510	78,070

Yuhan Corp.	1,058	111,673

(Cost $8,214,935)		9,371,933

Taiwan — 19.9%

Accton Technology Corp.	6,580	104,490

Acer, Inc.	36,542	49,975

Advantech Co. Ltd.	7,133	77,819

Airtac International Group	1,383	37,396

Alchip Technologies Ltd.	932	77,205

ASE Technology Holding Co. Ltd.	57,577	276,276

Asia Cement Corp.	820	1,156

Asia Vital Components Co. Ltd.	4,505	85,340

ASMedia Technology, Inc.	505	27,942

ASPEED Technology, Inc.	484	74,590

Asustek Computer, Inc.	10,836	181,898

AUO Corp.*	94,874	48,786

Catcher Technology Co. Ltd.	7,067	52,135

Cathay Financial Holding Co. Ltd.	183,153	363,558

Chailease Holding Co. Ltd.	26,261	119,443

Chang Hwa Commercial Bank Ltd.	72,620	40,067

Chicony Electronics Co. Ltd.	10,639	53,877

China Airlines Ltd.	173	111

China Steel Corp.	86,617	60,245

Chroma ATE, Inc.	4,630	47,255

Chunghwa Telecom Co. Ltd.	63,137	244,732

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Compal Electronics, Inc.	497	516

CTBC Financial Holding Co. Ltd.	287,454	293,385

Delta Electronics, Inc.	31,613	394,792

E Ink Holdings, Inc.	12,852	122,534

E.Sun Financial Holding Co. Ltd.	252,429	222,523

Eclat Textile Co. Ltd.	3,755	62,916

Elite Material Co. Ltd.	4,877	70,891

eMemory Technology, Inc.	897	73,885

Eva Airways Corp.	13,669	15,105

Evergreen Marine Corp. Taiwan Ltd.	2,313	13,593

Far Eastern New Century Corp.	24,503	27,766

Far EasTone Telecommunications Co. Ltd.	32,629	92,308

Feng TAY Enterprise Co. Ltd.	11,706	53,425

First Financial Holding Co. Ltd.	175,225	149,262

Formosa Chemicals & Fibre Corp.	27,223	37,273

Formosa Plastics Corp.	43,743	70,558

Formosa Sumco Technology Corp.	1,069	4,962

Fortune Electric Co. Ltd.	2,033	42,389

Foxconn Technology Co. Ltd.	14,914	31,889

Fubon Financial Holding Co. Ltd.	133,249	382,794

Giant Manufacturing Co. Ltd.	5,401	40,351

Gigabyte Technology Co. Ltd.	5,000	40,794

Global Unichip Corp.	1,129	39,351

Globalwafers Co. Ltd.	3,401	51,509

Gold Circuit Electronics Ltd.	5,054	33,335

Highwealth Construction Corp.	24,273	42,263

Hiwin Technologies Corp.	450	3,038

Hon Hai Precision Industry Co. Ltd.	107,879	622,184

Hotai Motor Co. Ltd.	4,269	88,076

Hua Nan Financial Holdings Co. Ltd.	145,090	115,655

Innolux Corp.*	97,042	47,929

International Games System Co. Ltd.	4,067	99,037

Inventec Corp.	51,447	73,335

Jentech Precision Industrial Co. Ltd.	1,540	65,230

KGI Financial Holding Co. Ltd.	267,080	134,417

King Slide Works Co. Ltd.	1,000	39,544

King Yuan Electronics Co. Ltd.	14,235	53,843

Largan Precision Co. Ltd.	918	89,533

Lite-On Technology Corp.	31,180	104,291

Lotes Co. Ltd.	1,348	64,471

Macronix International Co. Ltd.	5,453	4,722

MediaTek, Inc.	14,418	558,872

Mega Financial Holding Co. Ltd.	195,936	238,565

Merida Industry Co. Ltd.	4,066	30,632

Micro-Star International Co. Ltd.	10,868	62,341

	Number of Shares	Value $

momo.com, Inc.	1,117	13,618

Nan Ya Plastics Corp.	49,857	70,601

Nan Ya Printed Circuit Board Corp.	3,344	15,366

Nanya Technology Corp.*	21,618	35,613

Nien Made Enterprise Co. Ltd.	3,531	51,878

Novatek Microelectronics Corp.	5,704	96,285

Oneness Biotech Co. Ltd.*	6,347	32,142

Pegatron Corp.	24,295	77,844

PharmaEssentia Corp.*	4,058	88,670

Phison Electronics Corp.	1,485	24,696

Polaris Group*	2,991	5,946

Pou Chen Corp.	28,140	30,568

Powerchip Semiconductor Manufacturing Corp.*	32,756	22,117

Powertech Technology, Inc.	8,011	36,436

Quanta Computer, Inc.	37,247	312,041

Realtek Semiconductor Corp.	4,293	71,796

Ruentex Development Co. Ltd.	27,522	42,371

Ruentex Industries Ltd.	11,184	28,423

Shanghai Commercial & Savings Bank Ltd.	64,658	81,353

Shihlin Electric & Engineering Corp.	2,000	13,786

Shin Kong Financial Holding Co. Ltd.*	261,413	105,415

Sino-American Silicon Products, Inc.	6,012	37,399

SinoPac Financial Holdings Co. Ltd.	174,330	130,788

Synnex Technology International Corp.	9,482	21,371

TA Chen Stainless Pipe	93	106

Taishin Financial Holding Co. Ltd.	151,124	87,396

Taiwan Business Bank	85,543	42,250

Taiwan Cooperative Financial Holding Co. Ltd.	121,881	98,678

Taiwan Fertilizer Co. Ltd.	850	1,592

Taiwan High Speed Rail Corp.	43,474	40,634

Taiwan Mobile Co. Ltd.	38,876	136,109

Taiwan Semiconductor Manufacturing Co. Ltd.	290,128	8,561,451

Tatung Co. Ltd.*	22,274	31,890

TCC Group Holdings Co. Ltd.	34,670	35,710

Teco Electric and Machinery Co. Ltd.	2,261	3,467

Tripod Technology Corp.	5,735	37,020

Unimicron Technology Corp.	16,205	82,823

Uni-President Enterprises Corp.	37,211	96,081

United Microelectronics Corp.	183,789	318,859

Vanguard International Semiconductor Corp.	14,755	56,732

VisEra Technologies Co. Ltd.	2,140	20,671

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Voltronic Power Technology Corp.	594	37,044

Walsin Lihwa Corp.	624	686

Walsin Technology Corp.	5,015	17,323

Wan Hai Lines Ltd.	1,039	2,692

Win Semiconductors Corp.*	5,206	22,295

Winbond Electronics Corp.	27,183	20,436

Wistron Corp.	40,163	127,432

Wiwynn Corp.	1,218	72,341

WPG Holdings Ltd.	9,511	24,142

WT Microelectronics Co. Ltd.	10,999	40,571

Yageo Corp.	4,571	93,878

Yang Ming Marine Transport Corp.	1,164	2,347

Yuanta Financial Holding Co. Ltd.	193,625	193,080

Yulon Finance Corp.	7,141	32,145

Yulon Motor Co. Ltd.	6,606	11,254

Zhen Ding Technology Holding Ltd.	8,530	36,131

(Cost $13,015,513)		18,762,169

Thailand — 1.8%

Advanced Info Service PCL, NVDR	18,700	136,472

Airports of Thailand PCL, NVDR	48,400	85,445

Asset World Corp. PCL, NVDR	185,100	18,157

Bangkok Bank PCL, NVDR	6,800	28,329

Bangkok Dusit Medical Services PCL, NVDR	188,200	154,308

Bangkok Expressway & Metro PCL, NVDR	119,400	26,988

Berli Jucker PCL, NVDR	22,100	14,692

BTS Group Holdings PCL, NVDR*	144,700	18,128

Bumrungrad Hospital PCL, NVDR	10,800	78,180

Carabao Group PCL, NVDR	6,300	12,797

Central Pattana PCL, NVDR	36,000	63,288

Central Retail Corp. PCL, NVDR	47,200	41,140

Charoen Pokphand Foods PCL, NVDR	11,800	8,577

Com7 PCL, NVDR	12,800	9,266

CP ALL PCL, NVDR	92,800	165,886

CP Axtra PCL, NVDR	28,400	26,013

Delta Electronics Thailand PCL, NVDR	75,600	237,890

Energy Absolute PCL, NVDR	36,500	7,118

Home Product Center PCL, NVDR	85,600	22,889

Indorama Ventures PCL, NVDR	4,800	2,425

Intouch Holdings PCL, NVDR	20,100	48,995

Kasikornbank PCL, NVDR	5,100	21,548

KCE Electronics PCL, NVDR	10,100	11,340

Krung Thai Bank PCL, NVDR	28,100	15,194

	Number of Shares	Value $

Krungthai Card PCL, NVDR	15,700	19,367

Land & Houses PCL, NVDR	191,600	31,985

Minor International PCL, NVDR	63,983	51,043

Muangthai Capital PCL, NVDR	15,500	20,036

Ngern Tid Lor PCL, NVDR	51,614	25,163

Osotspa PCL, NVDR	19,100	12,641

PTT Global Chemical PCL, NVDR	6,800	5,023

SCB X PCL, NVDR	8,200	25,924

Siam Global House PCL, NVDR	21,509	9,406

Srisawad Corp. PCL, NVDR	27,180	30,517

Thai Beverage PCL	136,100	55,340

Thai Life Insurance PCL, NVDR	32,700	7,536

Thai Union Group PCL, NVDR	23,700	10,994

Tisco Financial Group PCL, NVDR	5,800	16,366

TMBThanachart Bank PCL, NVDR	262,277	14,336

True Corp. PCL, NVDR*	247,169	75,221

WHA Corp. PCL, NVDR	175,200	27,436

(Cost $1,880,967)		1,693,399

Turkey — 0.8%

Akbank TAS	22,225	38,033

Akfen Yenilenebilir Enerji AS*	16,300	10,440

Anadolu Anonim Turk Sigorta Sirketi*	2,117	4,778

Anadolu Efes Biracilik Ve Malt Sanayii AS	2,728	17,832

Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	3,946	8,745

Aydem Yenilenebilir Enerji AS	8,210	6,135

Bera Holding AS	11,047	4,802

BIM Birlesik Magazalar AS	6,752	107,022

Borusan Yatirim ve Pazarlama AS	240	12,856

Bosch Fren Sistemleri Sanayi ve Ticaret AS	610	13,031

Celebi Hava Servisi AS	158	8,617

Coca-Cola Icecek AS	11,039	19,733

Deva Holding AS	5,130	10,285

Dogus Otomotiv Servis Ve Ticaret AS	2,208	15,509

Eczacibasi Yatirim Holding Ortakligi AS	579	3,600

Ege Endustri Ve Ticaret AS	16	4,757

Eis Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	9,744	14,129

Emlak Konut Gayrimenkul Yatirim Ortakligi AS* REIT	31,008	10,631

Girisim Elektrik Taahhut Ticaret VE Sanayi AS*	4,942	6,322

Haci Omer Sabanci Holding AS	15,019	38,795

Hektas Ticaret TAS*	24,453	8,369

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Is Gayrimenkul Yatirim Ortakligi AS* REIT	32,422	15,132

Is Yatirim Menkul Degerler AS	17,919	19,125

Kiler Holding AS*	16,159	15,168

Kontrolmatik Enerji Ve Muhendislik AS*	3,542	5,117

Koza Altin Isletmeleri AS*	23,225	17,138

Mavi Giyim Sanayi Ve Ticaret AS, Class B, 144A	5,425	16,800

MIA Teknoloji AS*	9,934	14,142

MLP Saglik Hizmetleri AS*, 144A	2,417	23,394

Pegasus Hava Tasimaciligi AS*	2,216	14,784

Reeder Teknoloji Sanayi VE Ticaret AS*	13,189	13,131

Reysas Tasimacilik VE Lojistik Ticaret AS*	7,667	10,465

Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret AS	9,470	6,516

Sasa Polyester Sanayi AS*	139,166	20,098

Selcuk Ecza Deposu Ticaret Ve Sanayi AS	2,123	3,396

Smart Gunes Enerjisi Teknolojileri ArGe Uretim Sanayi VE Ticaret AS*	7,629	9,696

TAV Havalimanlari Holding AS*	3,079	22,585

Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	6,210	8,731

Turk Hava Yollari AO*	4,673	41,218

Turk Telekomunikasyon AS*	10,260	14,564

Turkcell Iletisim Hizmetleri AS	22,236	64,192

Turkiye Is Bankasi AS, Class C	72,640	28,187

Turkiye Sigorta AS	28,143	10,392

Turkiye Sinai Kalkinma Bankasi AS*	24,236	8,217

(Cost $712,346)		766,609

United Arab Emirates — 2.2%

Abu Dhabi Commercial Bank PJSC	30,613	73,013

Abu Dhabi Islamic Bank PJSC	20,237	69,534

Aldar Properties PJSC	40,764	81,464

Alpha Dhabi Holding PJSC*	20,853	68,130

Borouge PLC	38,544	26,445

Dubai Islamic Bank PJSC	21,651	36,371

Emaar Properties PJSC	63,726	146,437

Emirates NBD Bank PJSC	24,063	129,064

Emirates Telecommunications Group Co. PJSC	57,797	285,452

First Abu Dhabi Bank PJSC	44,112	160,936

International Holding Co. PJSC*	9,426	1,037,068

(Cost $1,686,512)		2,113,914

United States — 0.2%

BeiGene Ltd.*, ADR	296	56,767

BeiGene Ltd.*	3,283	49,200

BeiGene Ltd.*, Class A	719	14,759

	Number of Shares	Value $

Parade Technologies Ltd.	1,089	27,336

(Cost $168,027)		148,062

TOTAL COMMON STOCKS (Cost $95,911,581)		91,171,177

PREFERRED STOCKS — 1.4%

Brazil — 0.7%

Banco Bradesco SA	53,987	149,093

Centrais Eletricas Brasileiras SA, Class B	4,944	40,280

Cia Energetica de Minas Gerais	26,685	54,800

Companhia Paranaense de Energia, Class B	18,087	33,310

Itau Unibanco Holding SA	48,609	315,002

Itausa SA	56,248	108,855

Klabin SA	2	2

(Cost $577,873)		701,342

Chile — 0.1%

Sociedad Quimica y Minera de Chile SA, Class B

(Cost $75,099)	1,563	60,686

Colombia — 0.1%

Bancolombia SA

(Cost $55,116)	7,961	66,497

Russia — 0.0%

Sberbank of Russia PJSC *(a)

(Cost $275,893)	71,636	0

South Korea — 0.5%

Doosan Co. Ltd.	136	8,033

Hyundai Motor Co.	159	21,603

Hyundai Motor Co. - 2nd Preferred	200	27,698

LG Chem Ltd.	108	17,503

Samsung Electronics Co. Ltd.	7,897	354,695

(Cost $404,037)		429,532

TOTAL PREFERRED STOCKS (Cost $1,388,018)		1,258,057

RIGHTS — 0.0%

Brazil — 0.0%

Equatorial Energia SA* , expires 10/4/24

(Cost $0)	325	109

Saudi Arabia — 0.0%

Savola Group* , expires 9/24/24

(Cost $4,968)	1,425	6,045

Thailand — 0.0%

BTS Group Holdings* , expires 10/31/24 (a)

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

	Number of Shares	Value $

(Cost $0)	31,622	0

TOTAL RIGHTS
(Cost $4,968)		6,154

WARRANTS — 0.0%

Thailand — 0.0%

BTS Group Holdings PCL*, expires 11/7/24	400	0

BTS Group Holdings PCL*, expires 11/20/26	800	2

(Cost $0)		2

TOTAL WARRANTS
(Cost $0)		2

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (c)(d)
(Cost $89,242)	89,242	89,242

CASH EQUIVALENTS — 2.4%

DWS Government Money Market Series “Institutional Shares”, 5.24% (c)
(Cost $2,308,436)	2,308,436	2,308,436

TOTAL INVESTMENTS — 100.6%

(Cost $99,702,245)		94,833,068

Other assets and liabilities, net — (0.6%)		(570,164)

NET ASSETS — 100.0%		94,262,904

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (c)(d)

—	89,242	(e)	—	—	—	10,098	—	89,242	89,242

CASH EQUIVALENTS — 2.4%

DWS Government Money Market Series “Institutional Shares”, 5.24% (c)

1,488,084	214,513,330		(213,692,978)	—	—	176,732	—	2,308,436	2,308,436

1,488,084	214,602,572		(213,692,978)	—	—	186,830	—	2,397,678	2,397,678

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $82,732, which is 0.1% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Emerging Markets Index Future	USD	46	2,502,430	2,530,000	9/20/2024	27,570

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD   U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  23

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$91,043,353	$—	$127,824	$91,171,177

Preferred Stocks (a)	1,258,057	—	0	1,258,057

Rights (a)	6,154	—	0	6,154

Warrants	2	—	—	2

Short-Term Investments (a)	2,397,678	—	—	2,397,678

Derivatives (b)

Futures Contracts	27,570	—	—	27,570

TOTAL	$94,732,814	$—	$127,824	$94,860,638

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2024, the amount of transfers from Level 1 to Level 3 was $406,729. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

24  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.2%

Australia — 6.1%

ANZ Group Holdings Ltd.	17,917	369,563

APA Group (a)	7,770	40,014

Aristocrat Leisure Ltd.	3,435	127,510

ASX Ltd.	1,148	47,685

BlueScope Steel Ltd.	2,576	36,110

Brambles Ltd.	8,365	103,467

CAR Group Ltd.	2,031	52,172

Cochlear Ltd.	395	80,501

Coles Group Ltd.	8,165	104,096

Computershare Ltd.	3,125	60,281

CSL Ltd.	2,879	600,007

Endeavour Group Ltd.	8,782	31,819

Fortescue Ltd.	10,155	125,883

Goodman Group REIT	10,162	230,290

GPT Group REIT	10,921	36,457

Macquarie Group Ltd.	2,157	315,609

Mineral Resources Ltd.	1,042	28,386

Northern Star Resources Ltd.	6,965	72,115

Orica Ltd.	2,904	34,994

Pilbara Minerals Ltd.	17,339	34,941

QBE Insurance Group Ltd.	8,999	96,411

Ramsay Health Care Ltd.	1,081	30,475

REA Group Ltd.	325	48,292

SEEK Ltd.	2,115	33,077

Suncorp Group Ltd.	7,652	91,741

Transurban Group (a)	18,526	170,322

WiseTech Global Ltd.	998	80,492
Woodside Energy Group Ltd.	11,399	210,294

(Cost $2,890,012)		3,293,004

Austria — 0.2%

OMV AG	892	38,882

Verbund AG	421	35,952

voestalpine AG	731	17,866

(Cost $103,012)		92,700

Belgium — 0.4%

Ageas SA/NV	906	46,653

KBC Group NV	1,402	109,159

Lotus Bakeries NV	2	25,193

Warehouses De Pauw CVA REIT	1,031	27,549

(Cost $193,395)		208,554

Chile — 0.1%

Antofagasta PLC

(Cost $45,554)	2,296	55,915

Denmark — 6.8%

A.P. Moller — Maersk A/S, Class A	19	27,618

A.P. Moller — Maersk A/S, Class B	27	40,328

Coloplast A/S, Class B	764	104,329

	Number of Shares	Value $

DSV A/S	1,015	181,503

Genmab A/S*	394	109,542

Novo Nordisk A/S, Class B	19,245	2,679,152

Novonesis (Novozymes) B, Class B	2,212	153,625

Orsted AS*, 144A	1,099	63,703

Pandora A/S	479	83,949

ROCKWOOL A/S, Class B	57	24,733

Tryg A/S	1,917	42,786

Vestas Wind Systems A/S*	5,971	137,255

(Cost $2,009,934)		3,648,523

Finland — 1.5%

Elisa OYJ	850	42,546

Kesko OYJ, Class B	1,676	34,070

Kone OYJ, Class B	1,988	107,385

Metso Corp.	4,017	40,818

Neste OYJ	2,547	59,628

Nokia OYJ	31,625	139,253

Orion OYJ, Class B	651	34,567

Sampo OYJ, Class A	2,671	119,473

Stora Enso OYJ, Class R	3,417	44,234

UPM-Kymmene OYJ	3,192	108,046

Wartsila OYJ Abp	2,885	63,932

(Cost $806,419)		793,952

France — 11.4%

Aeroports de Paris SA	212	27,808

AXA SA	10,851	413,178

BNP Paribas SA	6,135	424,970

Bouygues SA	1,120	40,180

Carrefour SA	3,212	51,837

Cie Generale des Etablissements Michelin SCA	4,032	158,482

Covivio SA REIT	330	18,410

Credit Agricole SA	6,457	101,169

Danone SA	3,820	265,541

Dassault Systemes SE	3,951	154,292

Eiffage SA	447	46,906

Eurazeo SE	255	20,125

Gecina SA REIT	273	30,067

Getlink SE	1,818	32,831

Hermes International SCA	188	451,363

Kering SA	450	129,009

L’Oreal SA	1,434	629,521

LVMH Moet Hennessy Louis Vuitton SE	1,644	1,227,054

Publicis Groupe SA	1,354	149,005

Rexel SA	1,263	31,931

Schneider Electric SE	3,260	828,872

TotalEnergies SE	12,901	888,081

(Cost $5,359,962)		6,120,632

See Notes to Financial Statements.

DBX ETF Trust  |  25

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Germany — 3.5%

adidas AG	971	249,354

Beiersdorf AG	595	86,113

Commerzbank AG	6,258	92,683

Covestro AG*, 144A	1,121	68,742

Deutsche Boerse AG	1,127	253,113

Deutsche Lufthansa AG(b)	3,621	23,600

Evonik Industries AG	1,494	33,157

GEA Group AG	899	42,192

Heidelberg Materials AG	788	83,438

Henkel AG & Co. KGaA	624	51,907

Knorr-Bremse AG	427	35,141

LEG Immobilien SE	457	44,040

Merck KGaA	762	148,322

MTU Aero Engines AG	313	93,544

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	808	437,618

Puma SE	641	27,735

Symrise AG	777	102,390

Zalando SE*, 144A	1,352	35,079

(Cost $1,539,751)		1,908,168

Hong Kong — 1.9%

AIA Group Ltd.	66,707	474,194

CK Infrastructure Holdings Ltd.	3,826	28,399

Hang Seng Bank Ltd.	4,559	55,114

Hong Kong & China Gas Co. Ltd.	67,605	55,035

Hong Kong Exchanges & Clearing Ltd.	7,107	219,030

MTR Corp. Ltd.	9,522	33,630

Prudential PLC	16,182	138,662

Sino Land Co. Ltd.	24,791	26,570

Swire Pacific Ltd., Class A	2,148	18,230

(Cost $1,398,481)		1,048,864

Ireland — 0.8%

AerCap Holdings NV	1,213	118,170

DCC PLC	606	42,649

James Hardie Industries PLC CDI*	2,553	95,410

Kerry Group PLC, Class A	929	93,371

Kingspan Group PLC	927	80,754

(Cost $397,963)		430,354

Italy — 2.1%

Enel SpA	48,625	369,441

FinecoBank Banca Fineco SpA	3,662	62,606

Generali	6,108	168,213

Intesa Sanpaolo SpA	87,190	363,314

Mediobanca Banca di Credito Finanziario SpA	2,950	49,911

Moncler SpA	1,332	81,711

Nexi SpA*, 144A	3,511	24,538

	Number of Shares	Value $

Poste Italiane SpA, 144A	2,722	37,813

(Cost $1,029,606)		1,157,547

Japan — 25.0%

Aeon Co. Ltd.	3,900	97,738

Ajinomoto Co., Inc.	2,800	107,631

ANA Holdings, Inc.	900	18,206

Asahi Kasei Corp.	7,400	52,449

Asics Corp.	4,100	80,969

Astellas Pharma, Inc.	10,700	133,525

Bandai Namco Holdings, Inc.	3,600	77,313

Bridgestone Corp.	3,400	132,680

Brother Industries Ltd.	1,600	29,675

Chugai Pharmaceutical Co. Ltd.	4,000	202,850

Concordia Financial Group Ltd.	5,800	32,704

Dai Nippon Printing Co. Ltd.	1,165	41,998

Daifuku Co. Ltd.	1,948	37,567

Daiichi Sankyo Co. Ltd.	11,000	461,440

Daikin Industries Ltd.	1,571	199,713

Daiwa House Industry Co. Ltd.	3,300	101,739

Daiwa Securities Group, Inc.	8,200	60,484

Denso Corp.	11,200	172,340

Eisai Co. Ltd.	1,508	63,373

ENEOS Holdings, Inc.	17,000	92,177

FANUC Corp.	5,625	165,615

Fast Retailing Co. Ltd.	1,132	362,678

Fuji Electric Co. Ltd.	850	50,881

FUJIFILM Holdings Corp.	6,650	178,347

Fujitsu Ltd.	10,010	184,072

Hankyu Hanshin Holdings, Inc.	1,300	39,918

Hitachi Construction Machinery Co. Ltd.	600	14,629

Hitachi Ltd.	27,600	677,087

Hoya Corp.	2,099	296,892

Ibiden Co. Ltd.	700	24,283

Isuzu Motors Ltd.	3,400	51,267

ITOCHU Corp.	7,100	375,760

JFE Holdings, Inc.	3,500	48,436

Kao Corp.	2,784	125,142

KDDI Corp.	9,202	310,367

Kikkoman Corp.	4,100	46,264

Komatsu Ltd.	5,500	153,209

Konami Group Corp.	600	54,167

Kubota Corp.	5,900	82,459

LY Corp.	16,300	44,745

Marubeni Corp.	8,500	145,184

MatsukiyoCocokara & Co.	2,000	32,252

Mazda Motor Corp.	3,300	27,695

McDonald’s Holdings Co. Japan Ltd.	500	22,012

MEIJI Holdings Co. Ltd.	1,300	32,374

Mitsubishi Chemical Group Corp.	8,000	46,636

See Notes to Financial Statements.

26  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Mitsubishi Estate Co. Ltd.	6,800	116,778

Mitsui Chemicals, Inc.	900	24,051

Mitsui Fudosan Co. Ltd.	15,800	170,148

Mizuho Financial Group, Inc.	14,300	295,517

MS&AD Insurance Group Holdings, Inc.	7,700	176,893

NEC Corp.	1,500	132,533

Nippon Paint Holdings Co. Ltd.	5,750	36,418

Nitori Holdings Co. Ltd.	492	73,392

Nitto Denko Corp.	850	70,724

Nomura Holdings, Inc.	17,800	103,703

Nomura Research Institute Ltd.	2,300	77,559

Obayashi Corp.	3,700	47,367

Omron Corp.	1,013	41,924

Oriental Land Co. Ltd.	6,425	175,975

ORIX Corp.	6,800	170,181

Osaka Gas Co. Ltd.	2,200	54,303

Pan Pacific International Holdings Corp.	2,300	58,572

Panasonic Holdings Corp.	13,900	115,750

Rakuten Group, Inc.*	9,100	64,592

Recruit Holdings Co. Ltd.	8,850	549,885

Renesas Electronics Corp.	10,000	172,659

Ricoh Co. Ltd.	3,300	34,449

Rohm Co. Ltd.	1,800	22,561

Secom Co. Ltd.	1,300	94,818

Seiko Epson Corp.	1,900	35,369

Sekisui Chemical Co. Ltd.	2,300	34,996

Sekisui House Ltd.	3,600	92,815

Seven & i Holdings Co. Ltd.	13,300	191,683

SG Holdings Co. Ltd.	2,100	22,795

Shimadzu Corp.	1,440	47,916

Shin-Etsu Chemical Co. Ltd.	10,775	475,238

Shiseido Co. Ltd.	2,400	53,751

SoftBank Corp.	17,000	237,945

SoftBank Group Corp.	6,100	352,120

Sompo Holdings, Inc.	5,620	132,390

Sony Group Corp.	7,433	724,897

Subaru Corp.	3,600	68,252

Sumitomo Electric Industries Ltd.	4,300	71,128

Sumitomo Metal Mining Co. Ltd.	1,553	43,559

Sumitomo Mitsui Financial Group, Inc.	7,453	488,830

Sumitomo Mitsui Trust Holdings, Inc.	3,900	96,506

Sysmex Corp.	3,100	60,039

T&D Holdings, Inc.	3,000	50,448

TDK Corp.	2,325	157,236

TIS, Inc.	1,300	32,526

Tokio Marine Holdings, Inc.	11,200	423,524

Tokyo Electron Ltd.	2,722	482,409

Tokyo Gas Co. Ltd.	2,200	55,059

	Number of Shares	Value $

Tokyu Corp.	3,000	36,726

Toray Industries, Inc.	8,600	44,322

TOTO Ltd.	800	27,763

Unicharm Corp.	2,500	87,205

West Japan Railway Co.	2,600	49,623

Yamaha Motor Co. Ltd.	5,300	46,119

Yokogawa Electric Corp.	1,279	35,909

Zensho Holdings Co. Ltd.	600	31,326

ZOZO, Inc.	900	28,699

(Cost $10,754,010)		13,488,817

Luxembourg — 0.1%

Eurofins Scientific SE

(Cost $46,112)	768	43,899

Netherlands — 7.0%

Akzo Nobel NV	997	63,677

ASML Holding NV	2,386	2,144,545

ASR Nederland NV	915	44,817

ING Groep NV	19,583	355,364

JDE Peet’s NV	727	16,674

Koninklijke Ahold Delhaize NV	5,626	193,424

Koninklijke KPN NV	23,181	94,759

NN Group NV	1,672	81,969

OCI NV	551	17,449

Prosus NV*	8,412	312,206

QIAGEN NV*	1,298	59,582

Universal Music Group NV	4,923	128,766

Wolters Kluwer NV	1,491	254,407

(Cost $2,537,621)		3,767,639

New Zealand — 0.3%

Mercury NZ Ltd.	3,877	15,160

Meridian Energy Ltd.	7,383	29,286

Spark New Zealand Ltd.	11,064	24,851

Xero Ltd.*	850	82,379

(Cost $142,189)		151,676

Norway — 1.0%

Aker BP ASA	1,886	45,208

DNB Bank ASA	5,353	113,254

Equinor ASA	5,041	133,970

Gjensidige Forsikring ASA	1,177	20,879

Mowi ASA	2,701	47,098

Norsk Hydro ASA	8,105	45,452

Orkla ASA	4,419	39,300

Salmar ASA	442	22,993

Telenor ASA	3,826	47,499

Yara International ASA	898	26,180

(Cost $577,563)		541,833

Portugal — 0.2%

Galp Energia SGPS SA	2,718	56,440

Jeronimo Martins SGPS SA	1,629	30,185

(Cost $65,366)		86,625

See Notes to Financial Statements.

DBX ETF Trust  |  27

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Singapore — 0.8%

CapitaLand Ascendas REIT REIT	22,900	50,598

CapitaLand Integrated Commercial Trust REIT	32,165	52,315

CapitaLand Investment Ltd.	15,600	32,434

Grab Holdings Ltd.*, Class A	11,836	38,112

Keppel Ltd.	9,000	42,602

Sembcorp Industries Ltd.	5,200	19,668

Singapore Exchange Ltd.	5,300	44,036

United Overseas Bank Ltd.	7,500	180,617

(Cost $426,797)		460,382

Spain — 2.0%

ACS Actividades de Construccion y Servicios SA	1,123	51,114

Amadeus IT Group SA	2,709	182,734

Banco de Sabadell SA	31,874	68,552

Cellnex Telecom SA*, 144A	3,152	121,869

Iberdrola SA	36,379	516,235

Redeia Corp. SA	2,407	45,773

Repsol SA	7,196	99,207

(Cost $946,729)		1,085,484

Sweden — 3.7%

Alfa Laval AB	1,734	77,872

Assa Abloy AB, Class B	5,958	192,632

Atlas Copco AB, Class A	15,924	289,457

Atlas Copco AB, Class B	9,439	150,423

Boliden AB	1,637	50,193

Epiroc AB, Class A	3,954	76,371

Epiroc AB, Class B	2,338	41,620

EQT AB	2,187	73,208

Essity AB, Class B	3,680	111,973

Evolution AB, 144A	1,072	111,641

H & M Hennes & Mauritz AB, Class B	3,415	54,189

Holmen AB, Class B	458	18,793

Husqvarna AB, Class B	2,103	14,194

Nibe Industrier AB, Class B	9,150	45,246

Sandvik AB	6,304	134,381

SKF AB, Class B	2,052	38,923

Svenska Cellulosa AB SCA, Class B	3,672	51,114

Svenska Handelsbanken AB, Class A	8,499	87,889

Tele2 AB, Class B	3,250	36,972

Telia Co. AB	14,101	43,842

Volvo AB, Class A	1,216	32,796

Volvo AB, Class B	9,401	250,247

(Cost $1,763,568)		1,983,976

Switzerland — 10.1%

ABB Ltd.	9,489	543,874

Alcon, Inc.	2,968	287,897

Baloise Holding AG	282	54,542

	Number of Shares	Value $

Banque Cantonale Vaudoise	180	19,285

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	12	158,689

Clariant AG*	1,265	19,889

Coca-Cola HBC AG*	1,345	49,848

DSM-Firmenich AG	1,102	150,036

Geberit AG	201	128,164

Givaudan SA	55	282,374

Julius Baer Group Ltd.	1,216	70,958

Kuehne + Nagel International AG	288	89,307

Logitech International SA	935	84,656

Lonza Group AG	442	289,440

Novartis AG	11,746	1,413,756

SGS SA	916	102,175

SIG Group AG*	1,851	39,138

Sika AG	909	291,412

Sonova Holding AG	296	103,196

STMicroelectronics NV	4,039	128,624

Swiss Life Holding AG	174	140,685

Swiss Prime Site AG	461	51,944

Swiss Re AG	1,795	244,778

Swisscom AG	156	98,644

Temenos AG	389	27,096

VAT Group AG, 144A	162	83,478

Zurich Insurance Group AG	874	506,198

(Cost $4,305,829)		5,460,083

United Kingdom — 14.2%

3i Group PLC	5,779	241,447

Admiral Group PLC	1,527	58,560

Anglo American PLC	7,534	218,726

Ashtead Group PLC	2,632	186,723

Associated British Foods PLC	1,963	64,239

AstraZeneca PLC	9,251	1,613,870

Auto Trader Group PLC, 144A	5,409	60,496

Aviva PLC	15,948	105,762

Barratt Developments PLC	8,175	54,494

Berkeley Group Holdings PLC	656	42,969

BT Group PLC	37,474	68,458

Bunzl PLC	2,036	94,724

Coca-Cola Europacific Partners PLC	1,235	99,405

Croda International PLC	793	42,803

Endeavour Mining PLC	1,067	22,633

HSBC Holdings PLC	110,881	971,551

Informa PLC	8,304	91,019

Intertek Group PLC	968	62,974

J Sainsbury PLC	9,996	38,413

Kingfisher PLC	11,455	42,786

Land Securities Group PLC REIT	3,990	33,010

Legal & General Group PLC	35,065	103,136

Lloyds Banking Group PLC	376,245	289,271

See Notes to Financial Statements.

28  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

M&G PLC	12,445	35,067

Mondi PLC	2,658	51,421

National Grid PLC	28,732	377,082

Phoenix Group Holdings PLC	4,126	30,665

Reckitt Benckiser Group PLC	4,194	240,652

RELX PLC	11,128	517,578

Rentokil Initial PLC	15,198	96,474

Sage Group PLC	5,991	79,603

Schroders PLC	4,516	20,322

Segro PLC REIT	7,598	86,995

Smiths Group PLC	1,999	47,342

Spirax Group PLC	440	44,498

Taylor Wimpey PLC	21,734	46,002

Tesco PLC	42,839	199,137

Unilever PLC	14,889	960,000

Vodafone Group PLC	135,357	132,388

Whitbread PLC	1,052	39,888

WPP PLC	6,476	61,637

(Cost $6,401,689)		7,674,220

TOTAL COMMON STOCKS (Cost $43,741,562)		53,502,847

PREFERRED STOCKS — 0.3%

Germany — 0.3%

Henkel AG & Co. KGaA	1,018	93,256

	Number of Shares	Value $

Sartorius AG	151	41,685

(Cost $126,548)		134,941

EXCHANGE-TRADED FUNDS — 0.1%

iShares ESG Aware MSCI EAFE ETF (b) (Cost $53,467)	700	58,345

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (c)(d) (Cost $83,698)	83,698	83,698

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.24% (c) (Cost $41,263)	41,263	41,263

TOTAL INVESTMENTS — 99.8%
(Cost $44,046,538)		53,821,094

Other assets and liabilities, net — 0.2%		86,030

NET ASSETS — 100.0%		53,907,124

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

				Net Change
				in Unrealized
			Net Realized	Appreciation		Capital Gain	Number of
Value ($) at	Purchases Cost	Sales	Gain/(Loss)	(Depreciation)		Distributions	Shares at	Value ($) at
8/31/2023	($)	Proceeds ($)	($)	($)	Income ($)	($)	8/31/2024	8/31/2024

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (c)(d)

—	83,698 (e)	—	—	—	571	—	83,698	83,698

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 5.24% (c)

11,252	2,648,983	(2,618,972)	—	—	2,324	—	41,263	41,263

11,252	2,732,681	(2,618,972)	—	—	2,895	—	124,961	124,961

*	Non-income producing security.
(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $81,202, which is 0.2% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

See Notes to Financial Statements.

DBX ETF Trust  |  29

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2024

CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

Micro EURO STOXX 50 Futures	EUR	3	16,389	16,507	9/20/2024	118

MINI TOPIX Index Futures	JPY	3	59,415	55,950	9/12/2024	(3,465)

MSCI EAFE Futures	USD	1	116,975	122,925	9/20/2024	5,950

Total net unrealized appreciation						2,603

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.

30  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$53,502,847	$—	$—	$53,502,847

Preferred Stocks	134,941	—	—	134,941

Exchange-Traded Funds	58,345	—	—	58,345

Short-Term Investments (a)	124,961	—	—	124,961

Derivatives (b)
Futures Contracts	6,068	—	—	6,068

TOTAL	$53,827,162	$—	$—	$53,827,162

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)
Futures Contracts	$(3,465)	$—	$—	$(3,465)

TOTAL	$(3,465)	$—	$—	$(3,465)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 98.8%

Brazil — 2.2%

Atacadao SA*	4,126	6,535

B3 SA - Brasil Bolsa Balcao	36,246	81,154

Banco do Brasil SA	11,382	56,515

CCR SA	7,060	16,518

Cia Siderurgica Nacional SA	4,500	9,424

Cosan SA	8,349	19,696

CPFL Energia SA	1,381	8,313

Energisa SA	1,404	11,729

Engie Brasil Energia SA	1,244	9,920

Equatorial Energia SA	7,606	45,932

Hapvida Participacoes e Investimentos SA*, 144A	33,365	24,980

Klabin SA	5,646	21,524

Localiza Rent a Car SA*	61	437

Localiza Rent a Car SA	6,088	44,472

Natura & Co. Holding SA	6,237	14,923

PRIO SA	5,351	44,257

Raia Drogasil SA	8,606	41,880

Rede D’Or Sao Luiz SA, 144A	5,247	29,583

Rumo SA	8,622	33,265

Sendas Distribuidora SA*	8,796	14,864

Telefonica Brasil SA	2,834	25,936

TIM SA	5,043	15,904

TOTVS SA	3,923	20,760

Ultrapar Participacoes SA	4,964	20,475

(Cost $668,365)		618,996

Chile — 0.3%

Empresas CMPC SA	7,977	13,729

Empresas Copec SA	2,668	17,422

Enel Americas SA	145,631	15,549

Falabella SA*	5,724	20,164

Latam Airlines Group SA	853,783	10,997

(Cost $84,851)		77,861

China — 24.4%

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	1,968

AAC Technologies Holdings, Inc.	4,879	20,735

Agricultural Bank of China Ltd., Class A	35,800	22,833

Agricultural Bank of China Ltd., Class H	186,363	82,426

Aier Eye Hospital Group Co. Ltd., Class A	4,300	5,885

Air China Ltd.*, Class A	500	492

Alibaba Group Holding Ltd.	100,549	1,049,910

Angel Yeast Co. Ltd., Class A	200	882

Anhui Conch Cement Co. Ltd., Class A	1,700	5,018

Anhui Conch Cement Co. Ltd., Class H	8,533	18,465

	Number of Shares	Value $

Anjoy Foods Group Co. Ltd., Class A	100	1,077

Baidu, Inc.*, Class A	15,290	162,595

Beijing Tong Ren Tang Co. Ltd.	600	2,978

Bilibili, Inc.*, Class Z	1,519	22,316

BYD Co. Ltd., Class A	777	27,346

BYD Co. Ltd., Class H	6,792	210,019

By-health Co. Ltd., Class A	300	478

China Construction Bank Corp., Class A	4,500	4,781

China Construction Bank Corp., Class H	635,130	449,454

China Eastern Airlines Corp. Ltd.*, Class A	7,100	3,797

China Feihe Ltd., 144A	24,804	13,324

China Jushi Co. Ltd., Class A	1,828	2,582

China Literature Ltd.*, 144A	2,801	8,869

China Mengniu Dairy Co. Ltd.	21,414	36,457

China Merchants Bank Co. Ltd., Class A	8,134	36,900

China Merchants Bank Co. Ltd., Class H	26,168	108,525

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,600	4,689

China Minsheng Banking Corp. Ltd., Class A	14,300	6,921

China Minsheng Banking Corp. Ltd., Class H	42,320	15,245

China National Building Material Co. Ltd., Class H	28,744	8,291

China Resources Pharmaceutical Group Ltd., 144A	11,070	7,805

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	520	3,297

China Southern Airlines Co. Ltd.*, Class A	3,674	2,955

China Three Gorges Renewables Group Co. Ltd., Class A	12,810	8,260

China Tourism Group Duty Free Corp. Ltd., Class A	800	6,887

China Vanke Co. Ltd.*, Class A	4,385	4,183

China Vanke Co. Ltd.*, Class H	15,367	8,097

China Yangtze Power Co. Ltd., Class A	10,100	41,871

Chongqing Zhifei Biological Products Co. Ltd., Class A	800	2,602

CITIC Ltd.	39,068	39,016

CMOC Group Ltd., Class A	4,524	4,781

CMOC Group Ltd., Class H	25,630	20,897

CNGR Advanced Material Co. Ltd., Class A	420	1,713

Contemporary Amperex Technology Co. Ltd., Class A	1,795	46,690

CSPC Innovation Pharmaceutical Co. Ltd., Class A	600	2,052

See Notes to Financial Statements.

32  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

CSPC Pharmaceutical Group Ltd.	55,576	34,341

ENN Energy Holdings Ltd.	5,192	33,879

ENN Natural Gas Co. Ltd., Class A	1,200	2,992

Fosun International Ltd.	17,016	8,835

Ganfeng Lithium Group Co. Ltd., Class A	664	2,561

GEM Co. Ltd., Class A	1,200	1,011

Genscript Biotech Corp.*	7,910	11,986

Goldwind Science & Technology Co. Ltd., Class A	1,700	1,981

Great Wall Motor Co. Ltd., Class A	1,100	3,595

Great Wall Motor Co. Ltd., Class H	15,253	21,940

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,219

H World Group Ltd., ADR	1,380	42,007

Haier Smart Home Co. Ltd., Class A	2,700	9,422

Haier Smart Home Co. Ltd., Class H	16,422	50,632

Haitian International Holdings Ltd.	3,835	10,718

Hangzhou Tigermed Consulting Co. Ltd., Class A	200	1,436

Hansoh Pharmaceutical Group Co. Ltd., 144A	7,839	20,059

Henan Shuanghui Investment & Development Co. Ltd., Class A	1,642	5,380

Huadong Medicine Co. Ltd., Class A	600	2,496

Huatai Securities Co. Ltd., Class A	3,356	5,957

Huatai Securities Co. Ltd., Class H, 144A	8,624	9,497

Imeik Technology Development Co. Ltd., Class A	140	2,864

Industrial & Commercial Bank of China Ltd., Class A	26,500	22,361

Industrial & Commercial Bank of China Ltd., Class H	457,242	263,194

Industrial Bank Co. Ltd., Class A	6,700	15,608

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,650	8,462

Innovent Biologics, Inc.*, 144A	7,822	42,568

JD Logistics, Inc.*, 144A	13,209	16,172

JD.com, Inc., Class A	16,342	224,586

Jiangsu Eastern Shenghong Co. Ltd., Class A	1,600	1,759

Jiangsu Expressway Co. Ltd., Class H	7,064	6,964

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,700	16,813

	Number of Shares	Value $

Jiangsu Zhongtian Technology Co. Ltd., Class A	1,500	2,743

Kanzhun Ltd., ADR	1,757	21,892

KE Holdings, Inc., ADR	4,365	64,777

Kingdee International Software Group Co. Ltd.*	18,914	14,961

Kingsoft Corp. Ltd.	6,179	16,991

Kuaishou Technology*, 144A	15,007	77,532

Kuang-Chi Technologies Co. Ltd.*, Class A	1,100	2,708

Lenovo Group Ltd.	53,308	65,538

Li Auto, Inc.*, Class A	8,250	83,395

Livzon Pharmaceutical Group, Inc., Class A	300	1,522

Longfor Group Holdings Ltd., 144A	13,294	15,015

MINISO Group Holding Ltd.	2,664	11,236

NetEase, Inc.	12,907	211,300

NIO, Inc.*, Class A	8,977	38,668

Nongfu Spring Co. Ltd., Class H, 144A	13,667	49,759

Offshore Oil Engineering Co. Ltd., Class A	1,800	1,394

Orient Securities Co. Ltd., Class A	3,000	3,564

Pharmaron Beijing Co. Ltd., Class A	750	2,115

Pop Mart International Group Ltd., 144A	3,220	18,927

Postal Savings Bank of China Co. Ltd., Class H, 144A	55,065	29,578

SF Holding Co. Ltd., Class A	2,188	11,222

Shandong Nanshan Aluminum Co. Ltd., Class A	4,300	2,227

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,011	9,617

Shanghai Electric Group Co. Ltd.*, Class A	4,200	2,151

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	826	2,627

Shanghai M&G Stationery, Inc., Class A	400	1,512

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,278	3,354

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,091	7,049

Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,052	1,714

Shenzhen Inovance Technology Co. Ltd., Class A	624	3,813

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	448	15,854

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	200	1,887

Shenzhou International Group Holdings Ltd.	5,507	45,466

See Notes to Financial Statements.

DBX ETF Trust  |  33

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	600	2,596

Sinopharm Group Co. Ltd., Class H	8,868	20,668

Sinotruk Hong Kong Ltd.	4,708	11,769

Sungrow Power Supply Co. Ltd., Class A	938	10,191

Sunny Optical Technology Group Co. Ltd.	4,645	28,762

Sunwoda Electronic Co. Ltd., Class A	800	1,895

Tencent Holdings Ltd.	43,334	2,122,146

Tianqi Lithium Corp., Class A	600	2,225

Tongcheng Travel Holdings Ltd.	8,100	15,119

Vipshop Holdings Ltd., ADR	2,362	29,619

Weichai Power Co. Ltd., Class A	2,700	4,937

Weichai Power Co. Ltd., Class H	13,000	19,899

Western Mining Co. Ltd., Class A	1,000	2,208

WuXi AppTec Co. Ltd., Class A	1,088	6,015

WuXi AppTec Co. Ltd., Class H, 144A	2,489	10,945

Wuxi Biologics Cayman, Inc.*, 144A	23,048	33,152

XPeng, Inc.*, Class A	8,377	34,204

Yadea Group Holdings Ltd., 144A	8,450	11,916

Yihai Kerry Arawana Holdings Co. Ltd., Class A	700	2,555

Yum China Holdings, Inc.	2,602	87,974

Yunnan Baiyao Group Co. Ltd., Class A	806	6,148

Yunnan Energy New Material Co. Ltd., Class A	358	1,359

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	100	2,943

Zhejiang Chint Electrics Co. Ltd., Class A	2,712	6,716

Zhejiang Expressway Co. Ltd., Class H	11,942	7,701

Zhejiang Leapmotor Technology Co. Ltd.*, 144A	3,327	9,191

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	3,389

ZTO Express Cayman, Inc.	2,885	63,319

(Cost $8,372,638)		6,841,328

Colombia — 0.1%

Bancolombia SA	1,711	15,607

Interconexion Electrica SA ESP	2,679	11,684

(Cost $30,945)		27,291

Czech Republic — 0.1%

Komercni Banka AS	454	15,410

Moneta Money Bank AS, 144A	1,657	7,987

(Cost $20,179)		23,397

	Number of Shares	Value $

Egypt — 0.1%

Commercial International Bank - Egypt (CIB)

(Cost $22,592)	14,744	26,407

Greece — 0.6%

Alpha Services and Holdings SA	14,485	24,796

Eurobank Ergasias Services and Holdings SA	17,815	40,701

Hellenic Telecommunications Organization SA	1,233	20,008

Metlen Energy & Metals SA	719	27,091

National Bank of Greece SA	5,181	45,064

(Cost $109,380)		157,660

Hong Kong — 1.2%

Alibaba Health Information Technology Ltd.*	36,842	14,217

Beijing Enterprises Water Group Ltd.	28,772	8,410

Bosideng International Holdings Ltd.	26,391	12,958

China Merchants Port Holdings Co. Ltd.	7,436	11,153

China Overseas Land & Investment Ltd.	25,691	40,774

China Resources Gas Group Ltd.	6,347	21,400

China Resources Land Ltd.	21,105	59,930

China Ruyi Holdings Ltd.*	41,857	12,127

Chow Tai Fook Jewellery Group Ltd.	13,756	11,727

Far East Horizon Ltd.	10,270	7,176

Geely Automobile Holdings Ltd.	37,214	42,078

Kunlun Energy Co. Ltd.	26,615	26,648

Orient Overseas International Ltd.	836	11,628

Sino Biopharmaceutical Ltd.	68,556	28,388

Want Want China Holdings Ltd.	32,681	18,895

(Cost $479,908)		327,509

Hungary — 0.1%

MOL Hungarian Oil & Gas PLC

(Cost $24,663)	2,959	22,478

India — 17.9%

ABB India Ltd.	366	34,632

Adani Green Energy Ltd.*	2,144	46,989

APL Apollo Tubes Ltd.	1,116	19,455

Ashok Leyland Ltd.	9,600	29,354

Asian Paints Ltd.	2,599	96,893

Astral Ltd.	795	18,193

AU Small Finance Bank Ltd., 144A	2,381	19,551

Axis Bank Ltd.	14,977	209,866

Balkrishna Industries Ltd.	514	17,342

Bharti Airtel Ltd.	16,949	321,121

Britannia Industries Ltd.	747	52,150

See Notes to Financial Statements.

34  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Cipla Ltd.	3,420	67,482

Colgate-Palmolive India Ltd.	919	39,888

Dabur India Ltd.	3,519	26,733

Eicher Motors Ltd.	870	51,456

GAIL India Ltd.	14,638	41,484

GMR Airports Infrastructure Ltd.*	14,178	15,971

Grasim Industries Ltd.	1,710	55,025

Havells India Ltd.	1,700	38,498

HCL Technologies Ltd.	6,300	131,696

HDFC Bank Ltd.	28,165	549,691

Hero MotoCorp Ltd.	802	52,166

Hindalco Industries Ltd.	8,514	71,196

Hindustan Unilever Ltd.	5,479	181,477

ICICI Prudential Life Insurance Co. Ltd., 144A	2,296	20,618

Indian Hotels Co. Ltd.	5,552	42,862

Info Edge India Ltd.	483	44,221

Infosys Ltd.	15,268	353,833

Infosys Ltd., ADR	6,651	154,835

InterGlobe Aviation Ltd.*, 144A	1,167	67,206

Kotak Mahindra Bank Ltd.	7,199	152,853

Macrotech Developers Ltd., 144A	2,008	30,020

Mahindra & Mahindra Ltd.	6,160	206,045

Marico Ltd.	3,537	27,292

Max Healthcare Institute Ltd.	5,022	51,641

Nestle India Ltd.	2,221	66,223

PI Industries Ltd.	494	26,478

Pidilite Industries Ltd.	1,000	37,239

Power Grid Corp. of India Ltd.	31,262	125,762

Reliance Industries Ltd.	20,143	725,120

Shree Cement Ltd.	63	19,141

Siemens Ltd.	591	48,572

Sona Blw Precision Forgings Ltd., 144A	2,733	22,267

SRF Ltd.	830	25,380

Supreme Industries Ltd.	429	27,031

Suzlon Energy Ltd.*	63,804	57,694

Tata Consumer Products Ltd.	3,981	56,966

Thermax Ltd.	279	14,546

Torrent Pharmaceuticals Ltd.	733	30,459

Trent Ltd.	1,217	103,876

TVS Motor Co. Ltd.	1,588	53,266

Union Bank of India Ltd.	10,282	14,900

UPL Ltd.	3,029	21,609

Vedanta Ltd.	9,143	51,067

Zomato Ltd.*	44,249	132,175

(Cost $3,597,821)		4,999,506

Indonesia — 1.2%

Amman Mineral Internasional PT*	43,971	30,300

	Number of Shares	Value $

PT Bank Rakyat Indonesia Persero Tbk	451,814	150,556

PT Barito Pacific Tbk	202,380	14,994

PT Chandra Asri Pacific Tbk	52,103	33,629

PT Kalbe Farma Tbk	142,363	15,199

PT Merdeka Copper Gold Tbk*	66,750	10,193

PT Telkom Indonesia Persero Tbk	333,840	66,098

PT Unilever Indonesia Tbk	51,759	7,602

(Cost $387,964)		328,571

Kazakhstan — 0.0%

Solidcore Resources PLC* (a)	487	1,485

Solidcore Resources PLC* (a)	1,583	0

(Cost $40,174)		1,485

Kuwait — 0.6%

Kuwait Finance House KSCP	68,558	163,068

Mabanee Co KPSC	4,498	12,626

(Cost $157,557)		175,694

Malaysia — 2.2%

AMMB Holdings Bhd	15,600	18,767

Axiata Group Bhd	17,983	10,609

Celcomdigi Bhd	23,200	20,771

CIMB Group Holdings Bhd	45,973	87,213

Gamuda Bhd	12,859	22,312

IHH Healthcare Bhd	15,200	22,048

Kuala Lumpur Kepong Bhd	2,670	13,441

Malayan Banking Bhd	36,653	91,410

Malaysia Airports Holdings Bhd	6,328	15,372

Maxis Bhd	11,700	10,448

MR DIY Group M Bhd, 144A	14,100	6,720

Nestle Malaysia Bhd	500	12,261

Petronas Chemicals Group Bhd	18,300	24,598

Petronas Dagangan Bhd	1,900	9,266

Petronas Gas Bhd	5,300	22,414

PPB Group Bhd	3,300	11,146

Press Metal Aluminium Holdings Bhd	25,400	29,205

Public Bank Bhd	98,175	109,474

QL Resources Bhd	7,400	11,128

RHB Bank Bhd	10,083	14,299

SD Guthrie Bhd	13,900	14,728

Sime Darby Bhd	20,200	11,590

Telekom Malaysia Bhd	5,800	9,071

YTL Corp. Bhd	21,100	14,156

YTL Power International Bhd	15,900	14,272

(Cost $519,873)		626,719

Mexico — 2.4%

America Movil SAB de CV, Series B	123,612	102,567

Arca Continental SAB de CV	3,394	30,468

Cemex SAB de CV, Series CPO	97,734	59,552

See Notes to Financial Statements.

DBX ETF Trust  |  35

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Fibra Uno Administracion SA de CV REIT	18,492	21,829

Fomento Economico Mexicano SAB de CV	11,841	121,427

Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,555	45,362

Grupo Aeroportuario del Sureste SAB de CV, Class B	1,210	32,520

Grupo Bimbo SAB de CV, Series A	8,796	31,554

Grupo Financiero Banorte SAB de CV, Class O	17,434	120,883

Orbia Advance Corp. SAB de CV	5,347	5,730

Wal-Mart de Mexico SAB de CV	34,120	109,023

(Cost $662,607)		680,915

Netherlands — 0.1%

NEPI Rockcastle NV *

(Cost $24,867)	3,824	31,064

Peru — 0.3%

Credicorp Ltd.

(Cost $62,468)	454	80,971

Philippines — 0.2%

Ayala Corp.	1,320	14,223

JG Summit Holdings, Inc.	17,770	7,437

PLDT, Inc.	515	13,758

SM Investments Corp.	1,432	22,570

(Cost $69,717)		57,988

Poland — 1.1%

Allegro.eu SA*, 144A	3,908	38,522

Budimex SA	85	13,249

CD Projekt SA	442	20,955

KGHM Polska Miedz SA	926	33,280

mBank SA*	103	17,068

ORLEN SA*	3,669	61,123

Powszechna Kasa Oszczednosci Bank Polski SA	5,864	87,882

Santander Bank Polska SA	230	30,944

(Cost $219,311)		303,023

Qatar — 0.6%

Qatar Fuel QSC	3,952	15,793

Qatar Gas Transport Co. Ltd.	17,822	22,002

Qatar National Bank QPSC	31,185	135,669

(Cost $196,976)		173,464

Russia — 0.0%

Gazprom PJSC* (a)	68,905	0

LUKOIL PJSC* (a)	2,409	0

Mobile TeleSystems PJSC*, ADR (a)	2,662	0

Moscow Exchange MICEX-RTS PJSC* (a)	8,602	0

Novatek PJSC* (a)	5,300	0

Novolipetsk Steel PJSC* (a)	8,462	0

	Number of Shares	Value $

PhosAgro PJSC* (a)	168	0

PhosAgro PJSC*, GDR (a)	300	0

PhosAgro PJSC, GDR* (a)	4	0

Polyus PJSC* (a)	193	0

(Cost $634,818)		0

Saudi Arabia — 2.3%

ACWA Power Co.	984	110,446

Alinma Bank	8,041	66,855

Bank AlBilad	3,978	40,812

Dr Sulaiman Al Habib Medical Services Group Co.	559	45,583

Etihad Etisalat Co.	2,550	34,316

Mobile Telecommunications Co. Saudi Arabia	3,000	8,938

Saudi Arabian Oil Co., 144A	24,315	181,102

Saudi Basic Industries Corp.	6,017	119,936

Saudi Electricity Co.	5,739	26,825

Savola Group*	2,273	16,112

(Cost $641,347)		650,925

Singapore — 0.0%

BOC Aviation Ltd., 144A

(Cost $11,623)	1,457	12,552

South Africa — 4.9%

Absa Group Ltd.	5,260	52,099

Anglo American Platinum Ltd.	454	15,741

Aspen Pharmacare Holdings Ltd.	2,580	34,873

Bid Corp. Ltd.	2,121	53,654

Bidvest Group Ltd.	2,289	37,542

Capitec Bank Holdings Ltd.	558	91,956

Clicks Group Ltd.	1,595	33,570

Discovery Ltd.	3,532	30,436

FirstRand Ltd.	32,986	159,737

Gold Fields Ltd.	5,954	83,145

Impala Platinum Holdings Ltd.	5,889	25,539

Kumba Iron Ore Ltd.	440	8,746

MTN Group Ltd.	11,506	57,585

Naspers Ltd., Class N	1,191	246,702

Nedbank Group Ltd.	3,039	50,782

Northam Platinum Holdings Ltd.	2,332	13,848

Old Mutual Ltd.	32,825	23,849

Pepkor Holdings Ltd., 144A	16,454	20,295

Sanlam Ltd.	12,032	60,238

Sasol Ltd.	3,929	30,445

Shoprite Holdings Ltd.	3,426	59,833

Sibanye Stillwater Ltd.	19,424	18,850

Standard Bank Group Ltd.	8,913	120,480

Vodacom Group Ltd.	4,310	26,712

Woolworths Holdings Ltd.	5,473	19,932

(Cost $1,348,429)		1,376,589

South Korea — 6.1%

Amorepacific Corp.	202	18,811

See Notes to Financial Statements.

36  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

CJ CheilJedang Corp.	47	11,329

Coway Co. Ltd.	375	18,864

Doosan Bobcat, Inc.	381	11,351

Doosan Enerbility Co. Ltd.*	3,022	40,946

Hana Financial Group, Inc.	1,977	91,609

Hanjin Kal Corp.	178	9,154

Hanwha Solutions Corp.	772	14,910

HD Hyundai Co. Ltd.	305	18,471

HD Hyundai Electric Co. Ltd.	145	33,161

HMM Co. Ltd.	1,658	21,063

HYBE Co. Ltd.	138	19,049

Hyundai Engineering & Construction Co. Ltd.	524	12,552

Hyundai Glovis Co. Ltd.	260	21,799

Kakao Corp.	1,959	54,553

KakaoBank Corp.	1,099	18,182

KB Financial Group, Inc.	2,564	164,875

Korea Zinc Co. Ltd.	55	22,027

Korean Air Lines Co. Ltd.	1,048	17,299

Krafton, Inc.*	192	46,999

Kumho Petrochemical Co. Ltd.	119	12,195

LG Chem Ltd.	330	79,421

LG Corp.	651	38,597

LG Display Co. Ltd.*	2,107	17,760

LG Electronics, Inc.	716	53,277

LG Energy Solution Ltd.*	302	87,716

LG H&H Co. Ltd.	67	17,780

LG Uplus Corp.	1,461	10,664

Lotte Chemical Corp.	134	8,296

Mirae Asset Securities Co. Ltd.	1,197	7,491

NAVER Corp.	860	108,864

NCSoft Corp.	98	13,763

Netmarble Corp.*, 144A	150	6,838

POSCO Future M Co. Ltd.	209	33,560

Samsung C&T Corp.	557	61,585

Samsung E&A Co. Ltd.*	992	18,825

Samsung SDI Co. Ltd.	366	96,990

Shinhan Financial Group Co. Ltd.	2,862	120,192

SK Biopharmaceuticals Co. Ltd.*	211	18,165

SK Bioscience Co. Ltd.*	184	7,645

SK Innovation Co. Ltd.*	413	34,008

SK Square Co. Ltd.*	638	37,492

SK Telecom Co. Ltd.	370	15,289

SK, Inc.	243	26,049

SKC Co. Ltd.*	130	12,534

Woori Financial Group, Inc.	4,041	48,461

Yuhan Corp.	376	39,687

(Cost $1,944,917)		1,700,148

Taiwan — 25.4%

Acer, Inc.	18,941	25,904

Airtac International Group	909	24,579

	Number of Shares	Value $

AUO Corp.*	43,513	22,375

Cathay Financial Holding Co. Ltd.	61,095	121,273

Chailease Holding Co. Ltd.	9,180	41,753

China Airlines Ltd.	21,022	13,537

China Steel Corp.	79,930	55,594

Chunghwa Telecom Co. Ltd.	25,058	97,130

CTBC Financial Holding Co. Ltd.	103,403	105,536

Delta Electronics, Inc.	13,377	167,056

E.Sun Financial Holding Co. Ltd.	92,642	81,666

Eva Airways Corp.	17,784	19,652

Evergreen Marine Corp. Taiwan Ltd.	6,987	41,062

Far Eastern New Century Corp.	20,050	22,720

Far EasTone Telecommunications Co. Ltd.	12,313	34,834

First Financial Holding Co. Ltd.	75,117	63,987

Fubon Financial Holding Co. Ltd.	52,438	150,643

Hotai Motor Co. Ltd.	2,140	44,151

Hua Nan Financial Holdings Co. Ltd.	53,655	42,770

Lite-On Technology Corp.	13,000	43,482

MediaTek, Inc.	10,121	392,311

Mega Financial Holding Co. Ltd.	78,814	95,961

Nan Ya Plastics Corp.	32,034	45,362

PharmaEssentia Corp.*	1,580	34,524

President Chain Store Corp.	3,406	29,972

Shanghai Commercial & Savings Bank Ltd.	25,000	31,455

SinoPac Financial Holdings Co. Ltd.	74,830	56,140

Taishin Financial Holding Co. Ltd.	72,642	42,009

Taiwan Cooperative Financial Holding Co. Ltd.	71,698	58,049

Taiwan High Speed Rail Corp.	13,623	12,733

Taiwan Mobile Co. Ltd.	12,023	42,094

Taiwan Semiconductor Manufacturing Co. Ltd.	162,722	4,801,800

Uni-President Enterprises Corp.	32,748	84,557

United Microelectronics Corp.	72,869	126,422

Voltronic Power Technology Corp.	425	26,504

Wan Hai Lines Ltd.	4,523	11,721

(Cost $3,767,411)		7,111,318

Thailand — 2.0%

Advanced Info Service PCL, NVDR	7,700	56,194

Airports of Thailand PCL, NVDR	28,400	50,137

Bangkok Dusit Medical Services PCL, NVDR	75,200	61,658

Bangkok Expressway & Metro PCL	51,100	11,550

Bumrungrad Hospital PCL, NVDR	3,500	25,336

See Notes to Financial Statements.

DBX ETF Trust  |  37

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Central Retail Corp. PCL, NVDR	12,600	10,982

Charoen Pokphand Foods PCL, NVDR	21,200	15,409

CP ALL PCL, NVDR	37,200	66,497

Delta Electronics Thailand PCL, NVDR	21,000	66,081

Gulf Energy Development PCL, NVDR	20,000	29,990

Home Product Center PCL, NVDR	39,700	10,616

Intouch Holdings PCL, NVDR	5,900	14,382

Kasikornbank PCL, NVDR	4,200	17,746

Minor International PCL, NVDR	21,054	16,796

PTT Exploration & Production PCL, NVDR	9,500	39,718

PTT Global Chemical PCL, NVDR	15,500	11,449

PTT Oil & Retail Business PCL, NVDR	20,200	9,251

SCG Packaging PCL, NVDR	8,900	6,390

Siam Cement PCL, NVDR	5,300	36,017

Thai Oil PCL, NVDR	5,400	8,456

(Cost $603,002)		564,655

Turkey — 0.6%

Akbank TAS	20,738	35,488

Haci Omer Sabanci Holding AS	7,273	18,786

KOC Holding AS	5,089	27,829

Turk Hava Yollari AO*	3,645	32,151

Turkiye Is Bankasi AS, Class C	57,831	22,441

Yapi ve Kredi Bankasi AS	23,098	21,153

(Cost $105,131)		157,848

United Arab Emirates — 1.6%

Abu Dhabi Commercial Bank PJSC	19,923	47,517

Abu Dhabi Islamic Bank PJSC	9,395	32,281

Aldar Properties PJSC	26,719	53,396

Emaar Properties PJSC	43,697	100,412

Emirates Telecommunications Group Co. PJSC	22,681	112,018

First Abu Dhabi Bank PJSC	29,159	106,382

(Cost $421,103)		452,006

United States — 0.2%

BeiGene Ltd. *

(Cost $51,647)	4,558	68,308

TOTAL COMMON STOCKS

(Cost $25,282,284)		27,676,676

PREFERRED STOCKS — 1.6%

Brazil — 1.3%

Banco Bradesco SA	34,595	95,539

Cia Energetica de Minas Gerais	12,321	25,303

Companhia Paranaense de Energia, Class B	7,124	13,120

Gerdau SA	9,370	30,278

	Number of Shares	Value $

Itau Unibanco Holding SA	32,069	207,817

Klabin SA	1	1

(Cost $350,617)		372,058

Chile — 0.2%

Sociedad Quimica y Minera de Chile SA, Class B

(Cost $60,597)	969	37,623

Colombia — 0.1%

Bancolombia SA

(Cost $21,437)	3,129	26,136

South Korea — 0.0%

LG Chem Ltd.

(Cost $11,393)	53	8,589

TOTAL PREFERRED STOCKS

(Cost $444,044)		444,406

RIGHTS — 0.0%

Brazil — 0.0%

Equatorial Energia SA* , expires 10/4/24

(Cost $0)	452	152

Saudi Arabia — 0.0%

Savola Group* , expires 9/24/24

(Cost $7,199)	1,992	8,451

TOTAL RIGHTS

(Cost $7,199)		8,603

WARRANTS — 0.0%

Thailand — 0.0%

BTS Group Holdings PCL*, expires 11/7/24	3,050	1

BTS Group Holdings PCL*, expires 11/20/26	6,100	11

TOTAL WARRANTS

(Cost $0)		12

EXCHANGE-TRADED FUNDS — 0.1%

iShares ESG Aware MSCI EM ETF

(Cost $26,760)	800	27,440

SECURITIES LENDING COLLATERAL — 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

(Cost $34,336)	34,336	34,336

See Notes to Financial Statements.

38  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

CASH EQUIVALENTS — 0.7%

DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

(Cost $203,173)	203,173	203,173

	Number of Shares	Value $

TOTAL INVESTMENTS — 101.4%

(Cost $25,997,796)		28,394,646

Other assets and liabilities, net (d) — (1.4%)		(378,505)

NET ASSETS — 100.0%		28,016,141

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

EXCHANGE-TRADED FUNDS — 0.0%

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (e)

2,689	34,856		(37,982)	468	(31)	400	—	—	—

SECURITIES LENDING COLLATERAL — 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

—	34,336	(f)	—	—	—	179	—	34,336	34,336

CASH EQUIVALENTS — 0.7%

DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

191,969	1,472,932		(1,461,728)	—	—	1,886	—	203,173	203,173

194,658	1,542,124		(1,499,710)	468	(31)	2,465	—	237,509	237,509

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	“Other assets and liabilities, net” includes pending sales that are on loan. The value of securities loaned at August 31, 2024 amounted to $31,831, which is 0.1% of net assets.
(e)	Affiliated fund advised by DBX Advisors LLC.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust  |  39

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2024

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Emerging Markets Index Future	USD	1	54,950	55,000	9/20/2024	50

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$27,675,191	$—	$1,485	$27,676,676

Preferred Stocks (a)	444,406	—	—	444,406

Rights (a)	8,603	—	—	8,603

Warrants	12	—	—	12

Exchange-Traded Funds	27,440	—	—	27,440

Short-Term Investments (a)	237,509	—	—	237,509

Derivatives (b)
Futures Contracts	50	—	—	50

TOTAL	$28,393,211	$—	$1,485	$28,394,696

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

40 |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.5%

Communication Services — 10.8%

Alphabet, Inc., Class A	312,358	51,033,050

Alphabet, Inc., Class C	268,689	44,363,241

AT&T, Inc.	452,867	9,012,053

Charter Communications, Inc., Class A *	5,896	2,049,096

Comcast Corp., Class A	250,973	9,931,002

Liberty Media Corp.-Liberty Formula One, Class C *	12,581	981,947

Match Group, Inc. *	16,337	607,900

Meta Platforms, Inc., Class A	139,138	72,534,031

Netflix, Inc. *	27,400	19,216,990

Pinterest, Inc., Class A *	37,219	1,192,497

Snap, Inc., Class A *	67,004	625,817

T-Mobile US, Inc.	34,015	6,759,461

Verizon Communications, Inc.	266,304	11,126,181

Walt Disney Co.	116,143	10,497,004

(Cost $169,358,689)		239,930,270

Consumer Discretionary — 10.9%

Airbnb, Inc., Class A *	28,170	3,304,623

Amazon.com, Inc. *	570,226	101,785,341

Booking Holdings, Inc.	2,161	8,447,846

Chipotle Mexican Grill, Inc. *	88,087	4,939,919

Deckers Outdoor Corp. *	1,627	1,560,765

eBay, Inc.	32,693	1,932,156

Ford Motor Co.	246,130	2,754,195

Garmin Ltd.	9,660	1,770,581

General Motors Co.	72,806	3,624,283

Hilton Worldwide Holdings, Inc.	15,914	3,495,351

Home Depot, Inc.	62,776	23,132,956

Hyatt Hotels Corp., Class A	3,036	461,229

Las Vegas Sands Corp.	24,354	949,562

Lululemon Athletica, Inc. *	7,302	1,894,650

Marriott International, Inc., Class A	15,566	3,653,185

McDonald’s Corp.	45,667	13,182,236

MercadoLibre, Inc. *	2,890	5,958,197

MGM Resorts International *	14,555	547,122

NIKE, Inc., Class B	76,632	6,384,978

Starbucks Corp.	71,569	6,768,280

Tesla, Inc. *	182,233	39,017,908

Ulta Beauty, Inc. *	3,048	1,075,456

Williams-Sonoma, Inc.	7,708	1,035,416

Wynn Resorts Ltd.	6,599	507,331

Yum! Brands, Inc.	17,931	2,419,251

(Cost $211,837,664)		240,602,817

	Number of Shares	Value $

Consumer Staples — 5.4%

Campbell Soup Co.	12,264	609,766

Church & Dwight Co., Inc.	15,859	1,615,715

Clorox Co.	8,000	1,266,480

Coca-Cola Co.	259,295	18,791,109

Colgate-Palmolive Co.	50,261	5,352,796

Constellation Brands, Inc., Class A	10,335	2,487,738

Estee Lauder Cos., Inc., Class A	14,572	1,335,669

General Mills, Inc.	35,400	2,559,066

Hershey Co.	9,791	1,890,250

Kellanova	17,626	1,420,832

Keurig Dr Pepper, Inc.	67,180	2,459,460

Kimberly-Clark Corp.	21,617	3,127,115

McCormick & Co., Inc.	16,299	1,304,409

Molson Coors Beverage Co., Class B	11,581	625,027

Mondelez International, Inc., Class A	85,321	6,126,901

Monster Beverage Corp. *	49,165	2,317,146

PepsiCo, Inc.	87,001	15,040,733

Procter & Gamble Co.	149,864	25,707,671

Target Corp.	29,550	4,539,471

Walmart, Inc.	280,685	21,677,303

(Cost $108,008,073)		120,254,657

Energy — 3.8%

Baker Hughes Co.	64,767	2,277,855

Chevron Corp.	111,081	16,434,434

ConocoPhillips	74,485	8,475,648

Diamondback Energy, Inc.	11,080	2,161,819

EOG Resources, Inc.	36,760	4,735,423

Exxon Mobil Corp.	284,248	33,524,209

Hess Corp.	17,845	2,463,681

Kinder Morgan, Inc.	128,787	2,777,936

Marathon Oil Corp.	39,753	1,138,923

Occidental Petroleum Corp.	42,436	2,418,003

ONEOK, Inc.	37,306	3,445,582

Schlumberger NV	91,254	4,014,264

(Cost $79,227,133)		83,867,777

Financials — 13.1%

American Express Co.	36,427	9,421,844

American International Group, Inc.	42,677	3,288,263

Aon PLC, Class A	12,563	4,318,154

Apollo Global Management, Inc.	25,083	2,902,856

Arch Capital Group Ltd. *	23,700	2,680,233

Arthur J Gallagher & Co.	13,690	4,005,283

Bank of America Corp.	449,497	18,317,003

Bank of New York Mellon Corp.	47,764	3,258,460

BlackRock, Inc.	9,430	8,504,068

See Notes to Financial Statements.

DBX ETF Trust  |  41

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Blackstone, Inc.	45,828	6,524,074

Block, Inc. *	35,290	2,331,963

Carlyle Group, Inc.	14,469	580,641

Cboe Global Markets, Inc.	6,608	1,357,283

Charles Schwab Corp.	95,331	6,206,048

Chubb Ltd.	24,522	6,968,662

CME Group, Inc.	22,735	4,904,849

Discover Financial Services	15,824	2,194,947

FactSet Research Systems, Inc.	2,413	1,020,313

Fidelity National Information Services, Inc.	36,518	3,010,909

Fiserv, Inc. *	37,399	6,529,865

Global Payments, Inc.	16,219	1,800,471

Goldman Sachs Group, Inc.	20,544	10,482,576

Hartford Financial Services Group, Inc.	19,565	2,271,497

Intercontinental Exchange, Inc.	36,247	5,855,703

Jack Henry & Associates, Inc.	4,509	780,192

JPMorgan Chase & Co.	182,588	41,045,782

Marsh & McLennan Cos., Inc.	31,102	7,076,016

Mastercard, Inc., Class A	52,776	25,508,752

Moody’s Corp.	10,409	5,076,886

Morgan Stanley	77,690	8,049,461

Nasdaq, Inc.	27,455	1,978,956

Northern Trust Corp.	12,587	1,148,060

PayPal Holdings, Inc. *	63,179	4,576,055

Progressive Corp.	37,051	9,344,262

S&P Global, Inc.	20,244	10,390,031

State Street Corp.	19,165	1,669,272

T. Rowe Price Group, Inc.	14,422	1,529,309

Tradeweb Markets, Inc., Class A	7,185	849,554

Travelers Cos., Inc.	14,748	3,363,576

US Bancorp	98,023	4,629,626

Visa, Inc., Class A	100,174	27,685,088

W.R. Berkley Corp.	19,271	1,150,479

Wells Fargo & Co.	224,246	13,111,664

Willis Towers Watson PLC	6,341	1,852,270

(Cost $216,751,711)		289,551,256

Health Care — 13.1%

Abbott Laboratories	109,867	12,444,635

AbbVie, Inc.	112,112	22,008,707

Agilent Technologies, Inc.	18,779	2,683,895

Amgen, Inc.	33,874	11,308,157

Biogen, Inc. *	9,340	1,912,458

Boston Scientific Corp. *	94,161	7,701,428

Bristol-Myers Squibb Co.	128,384	6,412,781

Catalent, Inc. *	11,371	693,176

Charles River Laboratories International, Inc. *	3,313	655,146

CVS Health Corp.	79,510	4,551,152

	Number of Shares	Value $

Danaher Corp.	43,150	11,620,726

DaVita, Inc. *	3,342	504,375

Edwards Lifesciences Corp. *	37,858	2,648,546

Eli Lilly & Co.	51,188	49,141,504

Gilead Sciences, Inc.	79,989	6,319,131

Humana, Inc.	7,624	2,702,479

IDEXX Laboratories, Inc. *	5,347	2,573,671

Illumina, Inc. *	10,093	1,326,220

Incyte Corp. *	11,622	763,100

IQVIA Holdings, Inc. *	11,763	2,958,983

Johnson & Johnson	152,579	25,306,753

Labcorp Holdings, Inc.	5,304	1,219,337

McKesson Corp.	8,316	4,665,941

Merck & Co., Inc.	160,309	18,988,601

Mettler-Toledo International, Inc. *	1,346	1,937,002

Pfizer, Inc.	357,700	10,376,877

Regeneron Pharmaceuticals, Inc. *	6,825	8,085,509

Revvity, Inc.	7,633	935,348

Teleflex, Inc.	2,859	700,941

Thermo Fisher Scientific, Inc.	24,162	14,861,321

UnitedHealth Group, Inc.	58,419	34,478,894

Vertex Pharmaceuticals, Inc. *	16,476	8,170,284

Waters Corp. *	3,766	1,304,354

West Pharmaceutical Services, Inc.	4,608	1,445,207

Zimmer Biomet Holdings, Inc.	12,982	1,498,902

Zoetis, Inc.	28,873	5,297,907

(Cost $245,754,163)		290,203,448

Industrials — 7.1%

3M Co.	35,505	4,782,168

AECOM	8,531	854,294

AMETEK, Inc.	14,990	2,564,040

Automatic Data Processing, Inc.	25,984	7,169,245

Booz Allen Hamilton Holding Corp.	8,617	1,368,207

Broadridge Financial Solutions, Inc.	7,343	1,563,031

Carlisle Cos., Inc.	3,170	1,343,446

Caterpillar, Inc.	31,054	11,058,329

Cintas Corp.	5,745	4,625,414

Copart, Inc. *	54,546	2,888,756

CSX Corp.	124,050	4,251,194

Cummins, Inc.	8,569	2,680,812

Dayforce, Inc. *	9,588	548,146

Deere & Co.	16,701	6,442,244

Dover Corp.	8,965	1,667,759

Eaton Corp. PLC	25,332	7,775,151

Emerson Electric Co.	36,746	3,872,661

Equifax, Inc.	7,895	2,424,791

See Notes to Financial Statements.

42  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Expeditors International of Washington, Inc.	9,107	1,123,895

FedEx Corp.	15,255	4,557,736

Fortive Corp.	22,760	1,693,344

Graco, Inc.	10,975	914,766

Hubbell, Inc.	3,354	1,341,332

IDEX Corp.	4,769	984,703

Illinois Tool Works, Inc.	18,910	4,787,634

JB Hunt Transport Services, Inc.	5,336	924,195

Johnson Controls International PLC	43,538	3,171,743

Lennox International, Inc.	1,995	1,177,429

Norfolk Southern Corp.	14,289	3,660,270

Old Dominion Freight Line, Inc.	12,526	2,415,013

Owens Corning	5,416	913,842

PACCAR, Inc.	32,970	3,171,055

Paychex, Inc.	20,373	2,672,938

Paycom Software, Inc.	3,137	510,641

Pentair PLC	10,494	930,713

Quanta Services, Inc.	9,217	2,535,873

Republic Services, Inc.	13,830	2,879,544

Rockwell Automation, Inc.	7,264	1,976,026

Trane Technologies PLC	14,311	5,175,716

TransUnion	12,430	1,203,348

Uber Technologies, Inc. *	118,548	8,669,415

Union Pacific Corp.	38,599	9,884,818

United Parcel Service, Inc., Class B	46,310	5,953,151

Verisk Analytics, Inc.	8,994	2,453,743

Waste Connections, Inc.	16,441	3,066,247

Waste Management, Inc.	25,308	5,366,308

Westinghouse Air Brake Technologies Corp.	11,136	1,888,332

Xylem, Inc.	15,128	2,080,554

(Cost $125,952,973)		155,964,012

Information Technology — 28.3%

Accenture PLC, Class A	39,773	13,600,377

Adobe, Inc. *	28,356	16,287,970

Advanced Micro Devices, Inc. *	102,288	15,195,905

Akamai Technologies, Inc. *	9,871	1,005,263

Analog Devices, Inc.	31,862	7,482,472

ANSYS, Inc. *	5,665	1,820,844

Apple, Inc.	539,002	123,431,458

Aspen Technology, Inc. *	1,794	420,047

Atlassian Corp., Class A *	10,012	1,657,987

Autodesk, Inc. *	13,501	3,488,659

Bentley Systems, Inc., Class B	9,951	512,178

Broadcom, Inc.	280,782	45,716,925

Cadence Design Systems, Inc. *	17,568	4,724,562

Cisco Systems, Inc.	256,493	12,963,156

	Number of Shares	Value $

Cloudflare, Inc., Class A *	19,117	1,570,270

Cognizant Technology Solutions Corp., Class A	31,459	2,446,567

Crowdstrike Holdings, Inc., Class A *	14,544	4,032,760

Dell Technologies, Inc., Class C	17,854	2,062,851

First Solar, Inc. *	6,509	1,479,951

Fortinet, Inc. *	41,036	3,147,872

Gartner, Inc. *	4,873	2,397,321

Gen Digital, Inc.	35,750	945,945

Hewlett Packard Enterprise Co.	79,924	1,548,128

HubSpot, Inc. *	3,163	1,578,559

Intel Corp.	269,825	5,946,943

International Business Machines Corp.	57,959	11,715,253

Intuit, Inc.	17,703	11,157,493

Manhattan Associates, Inc. *	3,881	1,026,253

Microsoft Corp.	243,387	101,526,453

NVIDIA Corp.	1,079,190	128,822,910

Okta, Inc. *	9,973	785,174

Oracle Corp.	104,345	14,742,905

Palantir Technologies, Inc., Class A *	128,494	4,044,991

Palo Alto Networks, Inc. *	20,364	7,386,430

PTC, Inc. *	7,435	1,331,534

QUALCOMM, Inc.	70,758	12,403,878

Roper Technologies, Inc.	6,737	3,735,060

Salesforce, Inc.	61,381	15,523,255

ServiceNow, Inc. *	12,974	11,092,770

Snowflake, Inc., Class A *	19,038	2,174,711

Synopsys, Inc. *	9,641	5,009,271

Texas Instruments, Inc.	57,669	12,360,774

Trimble, Inc. *	15,278	866,110

Twilio, Inc., Class A *	10,899	684,021

Workday, Inc., Class A *	13,273	3,493,321

Zscaler, Inc. *	5,632	1,126,287

(Cost $433,494,374)		626,473,824

Materials — 2.4%

Albemarle Corp.	7,453	672,633

Avery Dennison Corp.	5,175	1,148,074

Ball Corp.	20,264	1,293,046

Corteva, Inc.	43,991	2,520,684

CRH PLC	43,390	3,938,510

Crown Holdings, Inc.	7,734	699,231

DuPont de Nemours, Inc.	26,218	2,208,867

Ecolab, Inc.	16,286	4,123,290

Freeport-McMoRan, Inc.	90,798	4,020,535

Linde PLC	30,522	14,597,147

Martin Marietta Materials, Inc.	3,875	2,069,870

Newmont Corp.	73,919	3,946,535

See Notes to Financial Statements.

DBX ETF Trust  |  43

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Nucor Corp.	15,088	2,292,018

PPG Industries, Inc.	14,999	1,945,820

RPM International, Inc.	7,916	920,235

Sherwin-Williams Co.	15,667	5,786,920

Steel Dynamics, Inc.	10,029	1,198,566

(Cost $44,306,334)		53,381,981

Real Estate — 2.3%

Alexandria Real Estate Equities, Inc. REIT	10,592	1,266,485

American Tower Corp. REIT	29,550	6,620,973

AvalonBay Communities, Inc. REIT	8,905	2,010,126

BXP, Inc. REIT	9,221	693,604

CBRE Group, Inc., Class A *	19,207	2,211,494

Crown Castle, Inc. REIT	27,400	3,069,348

Digital Realty Trust, Inc. REIT	19,817	3,004,455

Equinix, Inc. REIT	6,005	5,010,332

Equity Residential REIT	21,380	1,600,934

Healthpeak Properties, Inc. REIT	45,424	1,012,047

Kimco Realty Corp. REIT	41,237	959,173

Prologis, Inc. REIT	58,545	7,483,222

Realty Income Corp. REIT	53,379	3,315,370

Regency Centers Corp. REIT	10,743	780,909

Simon Property Group, Inc. REIT	21,049	3,522,550

VICI Properties, Inc. REIT	65,053	2,177,974

Welltower, Inc. REIT	37,936	4,578,116

Weyerhaeuser Co. REIT	45,286	1,380,770

(Cost $43,646,176)		50,697,882

Utilities — 2.3%

Alliant Energy Corp.	16,192	943,508

	Number of Shares	Value $

American Electric Power Co., Inc.	33,931	3,402,601

American Water Works Co., Inc.	12,380	1,771,825

Atmos Energy Corp.	9,571	1,251,312

Consolidated Edison, Inc.	22,153	2,249,859

Constellation Energy Corp.	19,971	3,928,296

Dominion Energy, Inc.	53,794	3,007,085

Duke Energy Corp.	48,847	5,566,116

Essential Utilities, Inc.	16,014	624,386

Eversource Energy	22,476	1,517,804

Exelon Corp.	63,921	2,434,751

NextEra Energy, Inc.	129,822	10,451,969

Public Service Enterprise Group, Inc.	31,935	2,578,751

Sempra	40,420	3,321,716

Southern Co.	69,941	6,042,902

Xcel Energy, Inc.	35,453	2,170,787

(Cost $46,690,922)		51,263,668

TOTAL COMMON STOCKS

(Cost $1,725,028,212)		2,202,191,592

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 5.24% (a)

(Cost $3,995,298)	3,995,298	3,995,298

TOTAL INVESTMENTS — 99.7%

(Cost $1,729,023,510)		2,206,186,890

Other assets and liabilities, net — 0.3%		6,262,463

NET ASSETS — 100.0%		2,212,449,353

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (a)(b)

565,175	—	(565,175	) (c)	—	—	14,444	—	—	—

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 5.24% (a)

6,190,253	40,568,835	(42,763,790)		—	—	200,730	—	3,995,298	3,995,298

6,755,428	40,568,835	(43,328,965)		—	—	215,174	—	3,995,298	3,995,298

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.

44  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2024

(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

REIT:	Real Estate Investment Trust

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

E-Mini S&P 500 ESG Futures	USD	15	3,709,951	3,769,500	9/20/2024	59,549

S&P 500 E-Mini Futures	USD	10	2,861,137	2,861,250	12/20/2024	113

S&P 500 E-Mini Futures	USD	3	847,500	849,150	9/20/2024	1,650

S&P Mid 400 E-Mini Futures	USD	6	1,801,740	1,858,860	9/20/2024	57,120

Total unrealized appreciation						118,432

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD   U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$2,202,191,592	$—	$—	$2,202,191,592

Short-Term Investments (a)	3,995,298	—	—	3,995,298

Derivatives (b)
Futures Contracts	118,432	—	—	118,432

TOTAL	$2,206,305,322	$—	$—	$2,206,305,322

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  45

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Communication Services — 9.3%

Alphabet, Inc., Class A	235,008	38,395,607

Alphabet, Inc., Class C	202,144	33,375,996

Charter Communications, Inc., Class A *	3,663	1,273,039

Comcast Corp., Class A	157,562	6,234,728

Electronic Arts, Inc.	10,105	1,534,141

Fox Corp., Class A	9,556	395,332

Fox Corp., Class B	5,908	227,044

Interpublic Group of Cos., Inc.	15,132	493,455

Omnicom Group, Inc.	7,637	766,984

Take-Two Interactive Software, Inc. *	6,430	1,039,795

Verizon Communications, Inc.	167,576	7,001,325

Walt Disney Co.	73,225	6,618,076

(Cost $89,654,330)		97,355,522

Consumer Discretionary — 9.7%

Aptiv PLC *	10,980	785,399

AutoZone, Inc. *	690	2,195,221

Bath & Body Works, Inc.	8,286	254,877

Best Buy Co., Inc.	8,187	821,975

Booking Holdings, Inc.	1,366	5,340,008

Burlington Stores, Inc. *	2,598	696,888

CarMax, Inc. *	6,142	519,306

D.R. Horton, Inc.	11,681	2,204,906

Darden Restaurants, Inc.	4,589	725,750

Deckers Outdoor Corp. *	1,034	991,906

Dick’s Sporting Goods, Inc.	2,289	542,401

Domino’s Pizza, Inc.	1,362	564,154

DoorDash, Inc., Class A *	12,227	1,573,737

eBay, Inc.	20,949	1,238,086

Genuine Parts Co.	5,520	790,795

Hilton Worldwide Holdings, Inc.	10,048	2,206,943

Home Depot, Inc.	39,564	14,579,334

LKQ Corp.	10,959	455,785

Lowe’s Cos., Inc.	22,781	5,661,079

Lululemon Athletica, Inc. *	4,598	1,193,043

McDonald’s Corp.	28,850	8,327,841

MercadoLibre, Inc. *	1,829	3,770,776

NIKE, Inc., Class B	48,249	4,020,107

NVR, Inc. *	126	1,155,730

O’Reilly Automotive, Inc. *	2,353	2,658,819

Pool Corp.	1,539	541,143

PulteGroup, Inc.	8,668	1,141,142

Rivian Automotive, Inc., Class A *(a)	27,201	384,350

Royal Caribbean Cruises Ltd. *	9,558	1,573,438

Tesla, Inc. *	114,760	24,571,264

	Number of Shares	Value $

TJX Cos., Inc.	45,411	5,325,348

Tractor Supply Co.	4,266	1,141,368

Ulta Beauty, Inc. *	1,931	681,334

Williams-Sonoma, Inc.	5,139	690,322

Yum! Brands, Inc.	11,216	1,513,263

(Cost $102,619,135)		100,837,838

Consumer Staples — 5.5%

Albertsons Cos., Inc., Class A	13,548	265,812

Bunge Global SA	5,607	568,438

Campbell Soup Co.	7,738	384,733

Church & Dwight Co., Inc.	9,497	967,554

Clorox Co.	4,824	763,687

Coca-Cola Co.	163,397	11,841,380

Colgate-Palmolive Co.	31,036	3,305,334

Conagra Brands, Inc.	19,119	596,513

General Mills, Inc.	22,537	1,629,200

Hormel Foods Corp.	11,636	378,752

J M Smucker Co.	4,235	485,670

Kellanova	10,905	879,052

Keurig Dr Pepper, Inc.	42,406	1,552,484

Kimberly-Clark Corp.	13,440	1,944,230

Kroger Co.	27,141	1,444,173

Lamb Weston Holdings, Inc.	5,756	356,411

McCormick & Co., Inc.	10,527	842,476

PepsiCo, Inc.	54,836	9,480,048

Procter & Gamble Co.	94,374	16,188,916

Target Corp.	18,463	2,836,286

Walgreens Boots Alliance, Inc.	28,059	259,546

(Cost $53,394,155)		56,970,695

Energy — 1.9%

Baker Hughes Co.	39,453	1,387,562

Cheniere Energy, Inc.	9,218	1,707,727

Halliburton Co.	35,869	1,115,167

HF Sinclair Corp.	6,415	315,233

Marathon Petroleum Corp.	14,469	2,562,749

ONEOK, Inc.	23,269	2,149,125

Phillips 66	17,140	2,404,914

Schlumberger NV	56,690	2,493,793

Targa Resources Corp.	8,439	1,239,689

Valero Energy Corp.	13,139	1,927,886

Williams Cos., Inc.	48,181	2,205,244

(Cost $15,592,855)		19,509,089

Financials — 12.3%

Aflac, Inc.	21,811	2,407,062

Allstate Corp.	10,552	1,993,695

Ally Financial, Inc.	11,208	484,073

American Express Co.	22,991	5,946,622

Ameriprise Financial, Inc.	4,115	1,849,446

See Notes to Financial Statements.

46  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Annaly Capital Management, Inc. REIT	18,438	371,710

Arch Capital Group Ltd. *	14,962	1,692,053

Assurant, Inc.	2,291	449,838

Bank of New York Mellon Corp.	30,160	2,057,515

BlackRock, Inc.	5,960	5,374,788

Capital One Financial Corp.	15,259	2,242,005

Cboe Global Markets, Inc.	4,235	869,869

Charles Schwab Corp.	60,397	3,931,845

Citizens Financial Group, Inc.	19,451	837,365

Discover Financial Services	10,005	1,387,793

Equitable Holdings, Inc.	12,943	550,336

FactSet Research Systems, Inc.	1,496	632,569

Fidelity National Information Services, Inc.	22,249	1,834,430

Fiserv, Inc. *	23,626	4,125,100

Franklin Resources, Inc.	10,779	218,167

Hartford Financial Services Group, Inc.	11,883	1,379,616

Huntington Bancshares, Inc.	58,064	869,218

Intercontinental Exchange, Inc.	22,915	3,701,918

KeyCorp	35,843	611,482

LPL Financial Holdings, Inc.	2,973	666,963

MarketAxess Holdings, Inc.	1,514	366,978

Marsh & McLennan Cos., Inc.	19,626	4,465,111

Mastercard, Inc., Class A	33,248	16,070,088

Moody’s Corp.	6,616	3,226,888

Morgan Stanley	49,070	5,084,143

Nasdaq, Inc.	17,292	1,246,407

Northern Trust Corp.	7,902	720,741

PayPal Holdings, Inc. *	39,703	2,875,688

PNC Financial Services Group, Inc.	15,870	2,937,378

Principal Financial Group, Inc.	9,154	745,319

Progressive Corp.	23,400	5,901,480

Prudential Financial, Inc.	14,312	1,734,042

Raymond James Financial, Inc.	8,038	961,104

Regions Financial Corp.	36,631	857,898

S&P Global, Inc.	12,776	6,557,154

State Street Corp.	11,690	1,018,199

Synchrony Financial	15,715	789,836

T. Rowe Price Group, Inc.	8,815	934,743

Travelers Cos., Inc.	9,139	2,084,332

Truist Financial Corp.	53,460	2,376,832

US Bancorp	62,234	2,939,312

Visa, Inc., Class A	63,071	17,430,932

Willis Towers Watson PLC	4,088	1,194,146

(Cost $103,662,032)		129,004,229

Health Care — 11.9%

Agilent Technologies, Inc.	11,758	1,680,453

	Number of Shares	Value $

Align Technology, Inc. *	2,865	679,635

Amgen, Inc.	21,404	7,145,297

Avantor, Inc. *	28,140	727,138

Biogen, Inc. *	5,775	1,182,489

Bio-Techne Corp.	6,296	465,841

Bristol-Myers Squibb Co.	80,837	4,037,808

Catalent, Inc. *	7,021	428,000

Cencora, Inc.	7,165	1,716,519

Cigna Group	11,324	4,097,136

Cooper Cos., Inc. *	7,786	823,214

Danaher Corp.	26,639	7,174,149

DaVita, Inc. *	2,216	334,439

Dexcom, Inc. *	15,495	1,074,423

Edwards Lifesciences Corp. *	24,224	1,694,711

Elevance Health, Inc.	9,257	5,155,131

Eli Lilly & Co.	32,300	31,008,646

GE HealthCare Technologies, Inc.	17,325	1,469,507

Gilead Sciences, Inc.	49,746	3,929,934

HCA Healthcare, Inc.	8,009	3,168,280

Henry Schein, Inc. *	5,039	355,502

Hologic, Inc. *	9,380	762,031

Humana, Inc.	4,769	1,690,467

IDEXX Laboratories, Inc. *	3,351	1,612,937

Insulet Corp. *	2,812	570,189

IQVIA Holdings, Inc. *	7,279	1,831,033

Johnson & Johnson	96,165	15,949,927

Labcorp Holdings, Inc.	3,345	768,982

Merck & Co., Inc.	101,087	11,973,755

Mettler-Toledo International, Inc. *	857	1,233,292

Molina Healthcare, Inc. *	2,352	822,706

Neurocrine Biosciences, Inc. *	3,865	491,087

Quest Diagnostics, Inc.	4,414	692,866

Solventum Corp. *	5,667	363,311

STERIS PLC	3,954	953,309

Teleflex, Inc.	1,791	439,100

Waters Corp. *	2,405	832,972

West Pharmaceutical Services, Inc.	2,930	918,936

Zimmer Biomet Holdings, Inc.	8,206	947,465

Zoetis, Inc.	18,288	3,355,665

(Cost $103,363,894)		124,558,282

Industrials — 8.4%

3M Co.	22,054	2,970,453

Allegion PLC	3,524	489,272

Automatic Data Processing, Inc.	16,461	4,541,754

Axon Enterprise, Inc. *	3,011	1,098,925

Broadridge Financial Solutions, Inc.	4,662	992,353

See Notes to Financial Statements.

DBX ETF Trust  |  47

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

C.H. Robinson Worldwide, Inc.	4,477	463,414

Carrier Global Corp.	33,056	2,405,816

Caterpillar, Inc.	19,541	6,958,550

Cintas Corp.	3,641	2,931,442

CNH Industrial NV	33,477	346,152

CSX Corp.	77,949	2,671,312

Cummins, Inc.	5,465	1,709,725

Dayforce, Inc. *	6,063	346,622

Deere & Co.	10,459	4,034,455

Delta Air Lines, Inc.	6,334	269,132

Dover Corp.	5,527	1,028,188

Eaton Corp. PLC	15,969	4,901,365

EMCOR Group, Inc.	1,840	723,230

Expeditors International of Washington, Inc.	5,700	703,437

Ferguson Enterprises, Inc.	8,211	1,689,085

Fortive Corp.	13,934	1,036,689

Fortune Brands Innovations, Inc.	4,681	371,718

General Electric Co.	43,764	7,642,070

Graco, Inc.	7,008	584,117

IDEX Corp.	2,884	595,488

Illinois Tool Works, Inc.	11,917	3,017,146

Ingersoll Rand, Inc.	16,331	1,493,470

JB Hunt Transport Services, Inc.	3,236	560,475

Johnson Controls International PLC	27,054	1,970,884

Knight-Swift Transportation Holdings, Inc.	5,988	313,651

Lennox International, Inc.	1,277	753,673

Old Dominion Freight Line, Inc.	7,923	1,527,554

Owens Corning	3,497	590,049

Paychex, Inc.	12,963	1,700,746

Pentair PLC	6,597	585,088

Quanta Services, Inc.	6,030	1,659,034

Rockwell Automation, Inc.	4,794	1,304,112

Toro Co.	3,848	356,325

Trane Technologies PLC	9,056	3,275,193

TransUnion	7,749	750,181

Union Pacific Corp.	24,409	6,250,901

United Parcel Service, Inc., Class B	28,954	3,722,037

United Rentals, Inc.	2,680	1,986,577

Veralto Corp.	9,608	1,080,227

W.W. Grainger, Inc.	1,768	1,741,338

Xylem, Inc.	10,039	1,380,664

(Cost $72,415,588)		87,524,089

Information Technology — 34.2%

Accenture PLC, Class A	25,163	8,604,488

Adobe, Inc. *	17,728	10,183,140

Advanced Micro Devices, Inc. *	64,627	9,600,987

	Number of Shares	Value $

Akamai Technologies, Inc. *	6,047	615,826

ANSYS, Inc. *	3,634	1,168,040

Applied Materials, Inc.	33,055	6,520,429

Aspen Technology, Inc. *	1,098	257,086

Atlassian Corp., Class A *	6,158	1,019,765

Autodesk, Inc. *	8,605	2,223,532

Cadence Design Systems, Inc. *	10,880	2,925,958

DocuSign, Inc. *	8,463	501,094

Enphase Energy, Inc. *	5,316	643,449

Fair Isaac Corp. *	999	1,728,540

First Solar, Inc. *	3,988	906,752

Gartner, Inc. *	3,167	1,558,037

Gen Digital, Inc.	23,006	608,739

Hewlett Packard Enterprise Co.	51,931	1,005,903

HP, Inc.	40,314	1,458,560

HubSpot, Inc. *	1,923	959,712

Intel Corp.	169,747	3,741,224

International Business Machines Corp.	36,667	7,411,501

Intuit, Inc.	11,184	7,048,828

Juniper Networks, Inc.	12,464	484,600

Keysight Technologies, Inc. *	6,914	1,065,586

Lam Research Corp.	5,264	4,321,797

Manhattan Associates, Inc. *	2,383	630,137

Marvell Technology, Inc.	34,315	2,616,176

Microsoft Corp.	282,331	117,771,553

NetApp, Inc.	8,125	980,850

NVIDIA Corp.	983,656	117,419,017

NXP Semiconductors NV	10,174	2,608,207

Palo Alto Networks, Inc. *	12,938	4,692,871

PTC, Inc. *	5,116	916,224

Salesforce, Inc.	38,719	9,792,035

Seagate Technology Holdings PLC	7,983	794,708

ServiceNow, Inc. *	8,183	6,996,465

Synopsys, Inc. *	6,094	3,166,321

Texas Instruments, Inc.	36,330	7,786,972

Trimble, Inc. *	9,760	553,294

Twilio, Inc., Class A *	7,025	440,889

Western Digital Corp. *	12,859	843,422

Workday, Inc., Class A *	8,418	2,215,533

Zscaler, Inc. *	3,701	740,126

(Cost $233,534,489)		357,528,373

Materials — 2.8%

Air Products and Chemicals, Inc.	8,882	2,476,746

Avery Dennison Corp.	3,082	683,742

Ball Corp.	12,734	812,557

CRH PLC	27,451	2,491,727

Ecolab, Inc.	10,270	2,600,159

See Notes to Financial Statements.

48  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

International Flavors & Fragrances, Inc.	10,247	1,065,585

International Paper Co.	14,059	680,737

Linde PLC	19,228	9,195,791

LyondellBasell Industries NV, Class A	10,187	1,005,457

Martin Marietta Materials, Inc.	2,461	1,314,568

Newmont Corp.	46,242	2,468,860

Nucor Corp.	9,611	1,460,007

PPG Industries, Inc.	9,287	1,204,802

Smurfit WestRock PLC	20,626	978,085

Steel Dynamics, Inc.	6,044	722,318

(Cost $25,955,042)		29,161,141

Real Estate — 2.3%

American Tower Corp. REIT	18,616	4,171,101

BXP, Inc. REIT	5,719	430,183

CBRE Group, Inc., Class A *	12,057	1,388,243

Crown Castle, Inc. REIT	17,122	1,918,007

Digital Realty Trust, Inc. REIT	12,977	1,967,443

Equinix, Inc. REIT	3,794	3,165,562

Healthpeak Properties, Inc. REIT	26,747	595,923

Iron Mountain, Inc. REIT	12,254	1,387,888

Prologis, Inc. REIT	36,849	4,710,039

SBA Communications Corp. REIT	4,193	950,385

Welltower, Inc. REIT	23,890	2,883,045

Weyerhaeuser Co. REIT	28,201	859,849

(Cost $24,430,969)		24,427,668

Utilities — 1.1%

American Water Works Co., Inc.	7,709	1,103,312

Atmos Energy Corp.	6,281	821,178

	Number of Shares	Value $

CMS Energy Corp.	11,906	807,941

Consolidated Edison, Inc.	13,779	1,399,395

Edison International	15,149	1,318,417

Essential Utilities, Inc.	11,347	442,420

Eversource Energy	13,730	927,187

Exelon Corp.	39,340	1,498,461

NiSource, Inc.	17,933	592,865

NRG Energy, Inc.	8,529	725,050

Sempra	25,209	2,071,676

(Cost $11,237,263)		11,707,902

TOTAL COMMON STOCKS
(Cost $835,859,752)		1,038,584,828

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)
(Cost $354,960)	354,960	354,960

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 5.24% (b)
(Cost $1,394,044)	1,394,044	1,394,044

TOTAL INVESTMENTS — 99.6%

(Cost $837,608,756)		1,040,333,832

Other assets and liabilities, net — 0.4%		4,334,200

NET ASSETS — 100.0%		1,044,668,032

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

—	354,960	(d)	—	—	—	27,686	—	354,960	354,960

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

4,273,305	22,548,299		(25,427,560)	—	—	168,639	—	1,394,044	1,394,044

4,273,305	22,903,259		(25,427,560)	—	—	196,325	—	1,749,004	1,749,004

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $344,923, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.

DBX ETF Trust  |  49

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2024

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

REIT:	Real Estate Investment Trust

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

E-Mini S&P 500 ESG Futures	USD	8	1,989,548	2,010,400	9/20/2024	20,852

S&P 500 E-Mini Futures	USD	11	3,147,251	3,147,375	12/20/2024	124

S&P Mid 400 E-Mini Futures	USD	1	295,580	309,810	9/20/2024	14,230

Total unrealized appreciation						35,206

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD   U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$1,038,584,828	$—	$—	$1,038,584,828

Short-Term Investments (a)	1,749,004	—	—	1,749,004

Derivatives (b)
Futures Contracts	35,206	—	—	35,206

TOTAL	$1,040,369,038	$—	$—	$1,040,369,038

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

50  |  DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Communication Services — 9.7%

Alphabet, Inc., Class A	27,475	4,488,866

Alphabet, Inc., Class C	24,459	4,038,425

AT&T, Inc.	33,217	661,018

Charter Communications, Inc., Class A *	457	158,826

Comcast Corp., Class A	18,593	735,725

Electronic Arts, Inc.	1,120	170,038

Fox Corp., Class A	1,040	43,025

Fox Corp., Class B	491	18,869

Live Nation Entertainment, Inc. *	762	74,425

Meta Platforms, Inc., Class A	12,626	6,582,060

Netflix, Inc. *	1,982	1,390,076

Omnicom Group, Inc.	929	93,299

Pinterest, Inc., Class A *	2,799	89,680

ROBLOX Corp., Class A *	2,355	103,596

Sirius XM Holdings, Inc. (a)	4,481	14,742

Snap, Inc., Class A *	4,993	46,635

Spotify Technology SA *	685	234,873

Take-Two Interactive Software, Inc. *	779	125,972

T-Mobile US, Inc.	2,263	449,703

Trade Desk, Inc., Class A *	2,084	217,841

Verizon Communications, Inc.	19,587	818,345

Walt Disney Co.	8,700	786,306

Warner Bros Discovery, Inc. *	10,608	83,167

Warner Music Group Corp., Class A	995	28,467

(Cost $14,837,585)		21,453,979

Consumer Discretionary — 5.9%

Airbnb, Inc., Class A *	2,146	251,747

Aptiv PLC *	4,090	292,558

AutoZone, Inc. *	166	528,126

Best Buy Co., Inc.	2,127	213,551

Booking Holdings, Inc.	162	633,295

Chipotle Mexican Grill, Inc. *	6,639	372,315

D.R. Horton, Inc.	2,714	512,295

Domino’s Pizza, Inc.	159	65,859

DoorDash, Inc., Class A *	3,797	488,712

eBay, Inc.	6,868	405,899

Expedia Group, Inc. *	710	98,754

Ford Motor Co.	18,258	204,307

Garmin Ltd.	2,036	373,178

General Motors Co.	6,221	309,681

Genuine Parts Co.	2,267	324,770

Home Depot, Inc.	5,021	1,850,238

Lennar Corp., Class A	2,515	457,881

Lennar Corp., Class B	695	117,337

Lowe’s Cos., Inc.	3,203	795,946

	Number of Shares	Value $

Lululemon Athletica, Inc. *	1,364	353,917

McDonald’s Corp.	3,387	977,691

MercadoLibre, Inc. *	360	742,198

NIKE, Inc., Class B	8,915	742,798

NVR, Inc. *	41	376,071

O’Reilly Automotive, Inc. *	505	570,635

PulteGroup, Inc.	2,786	366,777

Tractor Supply Co.	969	259,256

Ulta Beauty, Inc. *	823	290,387

Yum! Brands, Inc.	814	109,825

(Cost $10,563,369)		13,086,004

Consumer Staples — 5.2%

Archer-Daniels-Midland Co.	12	732

Campbell Soup Co.	5,243	260,682

Church & Dwight Co., Inc.	3,378	344,151

Clorox Co.	2,278	360,630

Coca-Cola Co.	21,693	1,572,092

Colgate-Palmolive Co.	5,639	600,553

Conagra Brands, Inc.	7,816	243,859

Estee Lauder Cos., Inc., Class A	3,381	309,902

General Mills, Inc.	5,690	411,330

Hershey Co.	1,933	373,185

Hormel Foods Corp.	6,271	204,121

Kellanova	4,854	391,281

Keurig Dr Pepper, Inc.	11,944	437,270

Kimberly-Clark Corp.	3,032	438,609

Kraft Heinz Co.	9,501	336,620

McCormick & Co., Inc.	4,450	356,134

Mondelez International, Inc., Class A	9,492	681,621

PepsiCo, Inc.	7,786	1,346,044

Procter & Gamble Co.	12,155	2,085,069

Sysco Corp.	5,374	419,011

Target Corp.	3,131	480,984

Tyson Foods, Inc., Class A	33	2,122

(Cost $11,051,012)		11,656,002

Financials — 11.5%

Aflac, Inc.	2,402	265,085

Allstate Corp.	794	150,018

American Express Co.	2,787	720,857

American International Group, Inc.	2,731	210,424

Ameriprise Financial, Inc.	421	189,214

Aon PLC, Class A	953	327,565

Apollo Global Management, Inc.	2,045	236,668

Arch Capital Group Ltd. *	1,698	192,027

Ares Management Corp., Class A	1,022	149,621

Arthur J Gallagher & Co.	1,065	311,587

Bank of America Corp.	31,707	1,292,060

Bank of New York Mellon Corp.	3,911	266,808

See Notes to Financial Statements.

DBX ETF Trust  |  51

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

BlackRock, Inc.	717	646,598

Block, Inc. *	2,614	172,733

Capital One Financial Corp.	1,385	203,498

Cboe Global Markets, Inc.	595	122,213

Charles Schwab Corp.	7,182	467,548

Chubb Ltd.	1,885	535,679

Cincinnati Financial Corp.	689	94,414

Citigroup, Inc.	8,878	556,118

Citizens Financial Group, Inc.	1,237	53,253

CME Group, Inc.	1,795	387,253

Coinbase Global, Inc., Class A *	983	180,243

Corpay, Inc. *	401	126,536

Discover Financial Services	1,267	175,746

Everest Group Ltd.	116	45,500

Fidelity National Financial, Inc.	794	46,814

Fidelity National Information Services, Inc.	2,648	218,328

Fifth Third Bancorp	3,210	137,035

Fiserv, Inc. *	2,884	503,546

Global Payments, Inc.	1,446	160,520

Goldman Sachs Group, Inc.	1,547	789,357

Hartford Financial Services Group, Inc.	1,062	123,298

Huntington Bancshares, Inc.	8,024	120,119

Interactive Brokers Group, Inc., Class A	645	83,134

Intercontinental Exchange, Inc.	2,802	452,663

JPMorgan Chase & Co.	13,482	3,030,754

KeyCorp	3,027	51,641

KKR & Co., Inc.	3,376	417,847

M&T Bank Corp.	632	108,773

Markel Group, Inc. *	56	89,638

Marsh & McLennan Cos., Inc.	2,369	538,971

Mastercard, Inc., Class A	3,916	1,892,759

MetLife, Inc.	2,096	162,398

Moody’s Corp.	797	388,729

Morgan Stanley	6,119	633,990

MSCI, Inc.	370	214,818

Nasdaq, Inc.	2,130	153,530

Northern Trust Corp.	1,177	107,354

PayPal Holdings, Inc. *	5,158	373,594

PNC Financial Services Group, Inc.	1,819	336,679

Principal Financial Group, Inc.	715	58,215

Progressive Corp.	2,673	674,131

Prudential Financial, Inc.	1,242	150,481

Raymond James Financial, Inc.	995	118,972

Regions Financial Corp.	2,049	47,988

Rocket Cos., Inc., Class A *	2,236	43,937

S&P Global, Inc.	1,513	776,532

State Street Corp.	1,643	143,105

Synchrony Financial	2,206	110,874

	Number of Shares	Value $

T. Rowe Price Group, Inc.	1,183	125,445

Travelers Cos., Inc.	943	215,070

Truist Financial Corp.	5,773	256,668

US Bancorp	6,577	310,632

Visa, Inc., Class A	7,487	2,069,182

W.R. Berkley Corp.	1,258	75,103

Wells Fargo & Co.	16,097	941,192

Willis Towers Watson PLC	497	145,179

(Cost $18,406,802)		25,478,261

Health Care — 17.3%

Abbott Laboratories	10,441	1,182,652

AbbVie, Inc.	9,707	1,905,581

Agilent Technologies, Inc.	1,536	219,525

Align Technology, Inc. *	1,267	300,558

Alnylam Pharmaceuticals, Inc. *	1,536	403,492

Amgen, Inc.	3,253	1,085,949

Avantor, Inc. *	13,335	344,576

Baxter International, Inc.	8,794	333,644

Becton Dickinson and Co.	2,411	584,450

Biogen, Inc. *	1,727	353,621

BioMarin Pharmaceutical, Inc. *	3,812	347,692

Boston Scientific Corp. *	10,053	822,235

Bristol-Myers Squibb Co.	15,485	773,476

Cardinal Health, Inc.	1,922	216,648

Cencora, Inc.	1,593	381,635

Centene Corp. *	2,779	219,069

Cigna Group	1,235	446,835

Cooper Cos., Inc. *	3,651	386,020

CVS Health Corp.	9,974	570,912

Danaher Corp.	4,075	1,097,438

Dexcom, Inc. *	4,052	280,966

Edwards Lifesciences Corp. *	5,395	377,434

Elevance Health, Inc.	1,083	603,112

Eli Lilly & Co.	4,235	4,065,685

GE HealthCare Technologies, Inc.	4,985	422,828

Gilead Sciences, Inc.	9,412	743,548

HCA Healthcare, Inc.	912	360,778

Hologic, Inc. *	4,152	337,308

Humana, Inc.	610	216,227

IDEXX Laboratories, Inc. *	887	426,940

Illumina, Inc. *	2,907	381,980

Incyte Corp. *	4,758	312,410

Intuitive Surgical, Inc. *	2,201	1,084,279

IQVIA Holdings, Inc. *	838	210,799

Johnson & Johnson	12,866	2,133,955

Labcorp Holdings, Inc.	482	110,807

McKesson Corp.	921	516,755

Medtronic PLC	9,015	798,549

Merck & Co., Inc.	13,788	1,633,189

See Notes to Financial Statements.

52  |  DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Mettler-Toledo International, Inc. *	276	397,186

Moderna, Inc. *	3,582	277,247

Pfizer, Inc.	35,039	1,016,481

Quest Diagnostics, Inc.	517	81,153

Regeneron Pharmaceuticals, Inc. *	718	850,607

ResMed, Inc.	1,969	482,444

Royalty Pharma PLC, Class A	11,302	328,097

STERIS PLC	1,557	375,393

Stryker Corp.	2,179	785,355

Thermo Fisher Scientific, Inc.	2,263	1,391,903

UnitedHealth Group, Inc.	4,308	2,542,582

Veeva Systems, Inc., Class A *	700	151,508

Vertex Pharmaceuticals, Inc. *	1,703	844,501

Waters Corp. *	1,089	377,175

West Pharmaceutical Services, Inc.	1,088	341,229

Zimmer Biomet Holdings, Inc.	3,238	373,859

Zoetis, Inc.	3,563	653,775

(Cost $32,848,469)		38,264,052

Industrials — 4.9%

Automatic Data Processing, Inc.	1,941	535,541

Broadridge Financial Solutions, Inc.	534	113,667

Carrier Global Corp.	3,766	274,090

Cintas Corp.	441	355,058

Copart, Inc. *	8,506	450,478

Deere & Co.	1,662	641,100

Delta Air Lines, Inc.	5,924	251,711

Dover Corp.	1,519	282,580

Equifax, Inc.	653	200,556

Expeditors International of Washington, Inc.	2,260	278,907

Fastenal Co.	6,531	445,937

FedEx Corp.	1,720	513,884

Ferguson Enterprises, Inc.	2,071	426,025

JB Hunt Transport Services, Inc.	1,748	302,754

Johnson Controls International PLC	3,317	241,643

Masco Corp.	3,448	274,323

Old Dominion Freight Line, Inc.	2,214	426,859

Otis Worldwide Corp.	4,107	388,892

PACCAR, Inc.	2,529	243,239

Paychex, Inc.	1,532	200,998

Rollins, Inc.	1,840	92,331

Snap-on, Inc.	1,037	294,238

Southwest Airlines Co.	7,439	215,136

SS&C Technologies Holdings, Inc.	979	73,513

Trane Technologies PLC	5	1,808

TransUnion	1,135	109,879

Uber Technologies, Inc. *	12,677	927,069

	Number of Shares	Value $

United Airlines Holdings, Inc. *	3,887	171,183

United Parcel Service, Inc., Class B	5,007	643,650

Verisk Analytics, Inc.	686	187,155

W.W. Grainger, Inc.	377	371,315

Waste Management, Inc.	2,907	616,400

Westinghouse Air Brake Technologies Corp.	1,433	242,994

(Cost $8,987,943)		10,794,913

Information Technology — 37.0%

Accenture PLC, Class A	3,151	1,077,484

Adobe, Inc. *	2,075	1,191,901

Advanced Micro Devices, Inc. *	8,669	1,287,867

Akamai Technologies, Inc. *	721	73,427

Amdocs Ltd.	585	50,877

Analog Devices, Inc.	3,292	773,093

Apple, Inc.	86,263	19,754,227

Applied Materials, Inc.	4,719	930,870

Arista Networks, Inc. *	1,719	607,460

ARM Holdings PLC, ADR * (a)	1,551	206,097

Atlassian Corp., Class A *	761	126,022

Autodesk, Inc. *	1,023	264,343

Broadcom, Inc.	22,503	3,663,938

Cadence Design Systems, Inc. *	1,284	345,306

CDW Corp.	634	143,056

Cisco Systems, Inc.	23,384	1,181,827

Cloudflare, Inc., Class A *	1,422	116,803

Cognizant Technology Solutions Corp., Class A	2,345	182,371

Corning, Inc.	7,920	331,452

Crowdstrike Holdings, Inc., Class A *	1,072	297,244

Datadog, Inc., Class A *	1,244	144,627

Enphase Energy, Inc. *	2,781	336,612

Fair Isaac Corp. *	117	202,442

Fortinet, Inc. *	2,894	221,999

Gartner, Inc. *	356	175,138

Gen Digital, Inc.	2,810	74,353

GLOBALFOUNDRIES, Inc. *	3,425	159,879

HP, Inc.	8,046	291,104

HubSpot, Inc. *	233	116,283

Intel Corp.	26,230	578,109

Intuit, Inc.	1,281	807,363

Keysight Technologies, Inc. *	2,363	364,186

KLA Corp.	873	715,362

Lam Research Corp.	820	673,228

Marvell Technology, Inc.	6,329	482,523

Microchip Technology, Inc.	4,636	380,894

Micron Technology, Inc.	6,700	644,808

Microsoft Corp.	43,701	18,229,435

MongoDB, Inc. *	340	98,869

See Notes to Financial Statements.

DBX ETF Trust  |  53

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Monolithic Power Systems, Inc.	477	445,842

Motorola Solutions, Inc.	1,357	599,848

NetApp, Inc.	2,590	312,665

NVIDIA Corp.	119,835	14,304,704

Okta, Inc. *	780	61,409

ON Semiconductor Corp. *	4,640	361,317

Oracle Corp.	7,295	1,030,711

Palo Alto Networks, Inc. *	1,503	545,168

QUALCOMM, Inc.	6,257	1,096,852

Salesforce, Inc.	4,411	1,115,542

Seagate Technology Holdings PLC	2,603	259,129

ServiceNow, Inc. *	954	815,670

Skyworks Solutions, Inc.	2,516	275,728

Snowflake, Inc., Class A *	1,440	164,491

Super Micro Computer, Inc. *	474	207,470

Synopsys, Inc. *	718	373,058

TE Connectivity Ltd.	2,838	435,917

Teradyne, Inc.	1,962	268,264

Texas Instruments, Inc.	5,286	1,133,001

VeriSign, Inc. *	422	77,606

Western Digital Corp. *	2,972	194,934

Workday, Inc., Class A *	982	258,453

Zebra Technologies Corp., Class A *	902	311,533

Zoom Video Communications, Inc., Class A*	1,184	81,791

Zscaler, Inc. *	451	90,191

(Cost $54,811,782)		82,124,173

Materials — 1.9%

Ball Corp.	4,521	288,485

Corteva, Inc.	7,652	438,460

CRH PLC	5,147	467,193

Ecolab, Inc.	2,145	543,071

International Flavors & Fragrances, Inc.	3,200	332,768

International Paper Co.	2,322	112,431

Martin Marietta Materials, Inc.	636	339,726

Nucor Corp.	1,322	200,825

Packaging Corp. of America	1,558	326,463

PPG Industries, Inc.	2,612	338,855

Sherwin-Williams Co.	1,819	671,884

Southern Copper Corp.	2,369	240,975

(Cost $3,459,104)		4,301,136

Real Estate — 4.8%

Alexandria Real Estate Equities, Inc. REIT	2,822	337,427

American Tower Corp. REIT	3,412	764,493

AvalonBay Communities, Inc. REIT	1,844	416,246

CBRE Group, Inc., Class A *	1,104	127,115

CoStar Group, Inc. *	1,938	149,807

	Number of Shares	Value $

Crown Castle, Inc. REIT	4,542	508,795

Digital Realty Trust, Inc. REIT	3,074	466,049

Equinix, Inc. REIT	747	623,267

Equity Residential REIT	5,132	384,284

Essex Property Trust, Inc. REIT	1,164	351,284

Extra Space Storage, Inc. REIT	2,595	459,315

Healthpeak Properties, Inc. REIT	15,420	343,558

Invitation Homes, Inc. REIT	9,519	350,680

Iron Mountain, Inc. REIT	3,928	444,885

Mid-America Apartment Communities, Inc. REIT	2,228	361,760

Prologis, Inc. REIT	6,402	818,304

Public Storage REIT	1,601	550,296

Realty Income Corp. REIT	8,632	536,133

SBA Communications Corp. REIT	1,769	400,962

Simon Property Group, Inc. REIT	3,110	520,458

Ventas, Inc. REIT	6,616	410,920

VICI Properties, Inc. REIT	13,728	459,613

Welltower, Inc. REIT	5,221	630,070

Weyerhaeuser Co. REIT	11,443	348,897

(Cost $9,621,546)		10,764,618

Utilities — 1.2%

American Water Works Co., Inc.	8,523	1,219,812

Edison International	15,496	1,348,617

(Cost $2,253,145)		2,568,429

TOTAL COMMON STOCKS
(Cost $166,840,757)		220,491,567

EXCHANGE-TRADED FUNDS — 0.4%

iShares Paris-Aligned Climate MSCI USA ETF (a)	4,800	297,984

Vanguard Mid-Cap ETF	280	72,296

Xtrackers MSCI USA Climate Action Equity ETF (b)	8,700	307,443
(Cost $572,371)		677,723

SECURITIES LENDING COLLATERAL — 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (c)(d)
(Cost $512,450)	512,450	512,450

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 5.24% (c)
(Cost $307,334)	307,334	307,334

See Notes to Financial Statements.

54  |  DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2024

	Number of Shares	Value $

TOTAL INVESTMENTS — 100.1%

(Cost $168,232,912)		221,989,074

Other assets and liabilities, net — (0.1%)		(311,714)

NET ASSETS — 100.0%		221,677,360

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

EXCHANGE-TRADED FUNDS — 0.2%

Xtrackers MSCI USA Climate Action Equity ETF (b)

—	276,414		—	—	31,029	799	—	8,700	307,443

SECURITIES LENDING COLLATERAL — 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (c)(d)

67,850	444,600	(e)	—	—	—	8,994	—	512,450	512,450

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 5.24% (c)

334,935	3,665,838		(3,693,439)	—	—	17,724	—	307,334	307,334

402,785	4,386,852		(3,693,439)	—	31,029	27,517	—	828,484	1,127,227

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $505,572, which is 0.2% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-Mini S&P 500 Futures	USD	14	390,158	396,270	9/20/2024	6,112

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD   U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  55

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$220,491,567	$—	$—	$220,491,567

Exchange-Traded Funds	677,723	—	—	677,723

Short-Term Investments (a)	819,784	—	—	819,784

Derivatives (b)
Futures Contracts	6,112	—	—	6,112

TOTAL	$221,995,186	$—	$—	$221,995,186

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

56  |  DBX ETF Trust

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.9%

Australia — 0.8%

Northern Star Resources Ltd.	24,249	251,072

South32 Ltd.	4,244	9,042

(Cost $248,913)		260,114

Brazil — 4.6%

Petroleo Brasileiro SA, ADR	8,091	123,226

Suzano SA, ADR	46,162	449,618

Vale SA, ADR	80,584	847,744

(Cost $1,513,976)		1,420,588

Canada — 17.2%

Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee	3,603	293,533

ARC Resources Ltd.	31,371	580,518

Barrick Gold Corp.	45,206	912,673

Cenovus Energy, Inc.	56,998	1,056,858

Franco-Nevada Corp.	3,306	403,662

Imperial Oil Ltd.	2,629	197,992

Ivanhoe Mines Ltd.*, Class A	32,657	435,427

Ivanhoe Mines Ltd.*, Class A	167	2,226

Nutrien Ltd.	24,332	1,178,371

Teck Resources Ltd., Class B	5,583	267,313

Wheaton Precious Metals Corp.	134	8,281

(Cost $5,173,206)		5,336,854

Finland — 5.3%

Neste OYJ	5,625	131,687

Stora Enso OYJ, Class R	47,263	611,829

UPM-Kymmene OYJ	26,344	891,718

(Cost $1,618,916)		1,635,234

France — 4.3%

TotalEnergies SE

(Cost $1,311,181)	19,392	1,334,909

Ireland — 3.3%

Smurfit WestRock PLC	16,227	769,484

Smurfit WestRock PLC	5,186	244,752

(Cost $983,714)		1,014,236

Japan — 0.0%

Nippon Steel Corp.

(Cost $6,520)	300	6,820

Luxembourg — 1.5%

ArcelorMittal SA

(Cost $451,576)	19,405	454,719

Norway — 2.6%

Equinor ASA	848	22,536

Norsk Hydro ASA	139,651	783,149

(Cost $802,733)		805,685

Singapore — 0.5%

Wilmar International Ltd.

(Cost $137,475)	58,100	139,962

	Number of Shares	Value $

South Africa — 2.3%

Gold Fields Ltd.	44,838	626,141

Gold Fields Ltd., ADR	5,529	75,969

(Cost $723,545)		702,110

South Korea — 1.5%

POSCO Holdings, Inc.

(Cost $475,505)	1,853	471,625

Switzerland — 5.3%

Glencore PLC*	226,886	1,195,125

SIG Group AG*	20,933	442,617

(Cost $1,587,637)		1,637,742

United Kingdom — 18.6%

Amcor PLC	13,009	148,823

Amcor PLC CDI	415	4,699

Anglo American PLC	19,067	553,549

BP PLC	57,672	325,466

DS Smith PLC	96,342	592,570

Mondi PLC	27,899	539,728

Rio Tinto PLC	21,725	1,361,935

Shell PLC	63,183	2,226,256

(Cost $5,646,859)		5,753,026

United States — 32.1%

Archer-Daniels-Midland Co.	8,851	539,823

Bunge Global SA	4,068	412,414

Chesapeake Energy Corp.	957	71,287

Chevron Corp.	2,295	339,545

Commercial Metals Co.	5,921	317,306

ConocoPhillips	7,693	875,387

Corteva, Inc.	20,546	1,177,286

Coterra Energy, Inc.	7,300	177,609

Darling Ingredients, Inc.*	3,285	137,083

Diamondback Energy, Inc.	1,292	252,082

Exxon Mobil Corp.	13,432	1,584,170

FMC Corp.	2,290	147,888

Freeport-McMoRan, Inc.	14,468	640,643

Graphic Packaging Holding Co.	7,400	221,482

Hess Corp.	535	73,862

Ingredion, Inc.	959	128,803

International Paper Co.	11,501	556,878

Mosaic Co.	13,529	386,524

Newmont Corp.	5,157	275,332

Reliance, Inc.	37	10,606

Schlumberger NV	10,681	469,857

Sealed Air Corp.	7,302	255,205

Silgan Holdings, Inc.	3,292	172,073

Valero Energy Corp.	2,906	426,397

See Notes to Financial Statements.

DBX ETF Trust  |  57

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Weyerhaeuser Co. REIT	9,034	275,447

(Cost $9,769,349)		9,924,989

TOTAL COMMON STOCKS

(Cost $30,451,105)		30,898,613

	Number of Shares	Value $

TOTAL INVESTMENTS — 99.9%

(Cost $30,451,105)		30,898,613

Other assets and liabilities, net — 0.1%		40,978

NET ASSETS — 100.0%		30,939,591

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:

Value ($) at 2/27/2024 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 5.24% (a)

—	3,391,343	(3,391,343)	—	—	2,656	—	—	—

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust

Securities are listed in country of domicile.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$30,898,613	$—	$—	$30,898,613

TOTAL	$30,898,613	$—	$—	$30,898,613

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

58  |  DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2024

	Xtrackers
	Emerging
	Markets		Xtrackers MSCI
	Carbon	Xtrackers MSCI	Emerging	Xtrackers MSCI
	Reduction	EAFE ESG	Markets ESG	USA Climate
	and Climate	Leaders Equity	Leaders Equity	Action Equity
	Improvers ETF	ETF	ETF	ETF

Assets
Investment in non-affiliated securities at value	$92,435,390	$53,696,133	$28,157,137	$2,202,191,592
Investment in DWS Government Money Market Series	2,308,436	41,263	203,173	3,995,298
Investment in DWS Government & Agency Securities Portfolio*	89,242	83,698	34,336	—
Foreign currency at value	186,412	50,414	16,291	—
Deposit with broker for futures contracts	85,698	10,745	1,865	469,590
Receivables:
Investment securities sold	—	250,237	506,236	5,613,492
Capital shares	—	—	—	10,602,758
Variation margin on futures contracts	—	4,414	6,199	—
Dividends	119,035	80,847	30,539	2,569,840
Interest	9,605	192	360	14,818
Affiliated securities lending income	51	3	6	—
Foreign tax reclaim	12,817	80,447	332	—
Total assets	$95,246,686	$54,298,393	$28,956,474	$2,225,457,388

Liabilities
Payable upon return of securities loaned	$89,242	$83,698	$34,336	$—
Payables:
Investment securities purchased	—	301,616	689,873	12,737,855
Investment advisory fees	11,515	5,955	4,701	126,398
Variation margin on futures contracts	2,645	—	—	143,782
Deferred foreign tax	880,380	—	211,423	—
Total liabilities	983,782	391,269	940,333	13,008,035
Net Assets, at value	$94,262,904	$53,907,124	$28,016,141	$2,212,449,353

Net Assets Consist of
Paid-in capital	$179,433,654	$46,987,923	$29,794,589	$1,732,090,300
Distributable earnings (loss)	(85,170,750)	6,919,201	(1,778,448)	480,359,053

Net Assets, at value	$94,262,904	$53,907,124	$28,016,141	$2,212,449,353
Number of Common Shares outstanding	3,100,001	1,650,001	1,050,001	62,600,001
Net Asset Value	$30.41	$32.67	$26.68	$35.34

Investment in non-affiliated securities at cost	$97,304,567	$43,921,577	$25,760,287	$1,725,028,212
Value of securities loaned	$82,732	$81,202	$31,831	$—
Investment in DWS Government Money Market Series at cost	$2,308,436	$41,263	$203,173	$3,995,298
Investment in DWS Government & Agency Securities Portfolio at cost*	$89,242	$83,698	$34,336	$—
Foreign currency at cost	$186,287	$47,946	$16,647	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  59

Statements of Assets and Liabilities (Continued)

August 31, 2024

	Xtrackers	Xtrackers Net	Xtrackers
	MSCI USA ESG	Zero Pathway	RREEF Global
	Leaders Equity	Paris Aligned	Natural
	ETF	US Equity ETF	Resources ETF

Assets
Investment in non-affiliated securities at value	$1,038,584,828	$220,861,847	$30,898,613
Investment in affiliated securities at value	—	307,443	—
Investment in DWS Government Money Market Series	1,394,044	307,334	—
Investment in DWS Government & Agency Securities Portfolio*	354,960	512,450	—
Foreign currency at value	—	—	522,644
Deposit with broker for futures contracts	269,830	21,252	—
Receivables:
Investment securities sold	5,862,488	—	564,246
Capital shares	—	—	7,973,878
Variation margin on futures contracts	—	3,570	—
Dividends	1,144,813	188,602	66,854
Interest	4,960	1,147	106
Affiliated securities lending income	6	3,982	—
Foreign tax reclaim	—	—	4,279
Total assets	$1,047,615,929	$222,207,627	$40,030,620

Liabilities
Due to custodian	$—	$—	$233,913
Payable upon return of securities loaned	354,960	512,450	—
Payables:
Investment securities purchased	2,366,632	—	8,852,798
Capital shares	—	—	50
Investment advisory fees	77,608	17,817	4,268
Variation margin on futures contracts	148,697	—	—
Total liabilities	2,947,897	530,267	9,091,029
Net Assets, at value	$1,044,668,032	$221,677,360	$30,939,591

Net Assets Consist of
Paid-in capital	$929,735,255	$169,616,838	$30,187,387
Distributable earnings (loss)	114,932,777	52,060,522	752,204

Net Assets, at value	$1,044,668,032	$221,677,360	$30,939,591
Number of Common Shares outstanding	20,000,001	6,050,001	1,150,001
Net Asset Value	$52.23	$36.64	$26.90

Investment in non-affiliated securities at cost	$835,859,752	$167,136,714	$30,451,105
Investment in affiliated securities at cost	$–	$276,414	$–
Value of securities loaned	$344,923	$505,572	$—
Investment in DWS Government Money Market Series at cost	$1,394,044	$307,334	$—
Investment in DWS Government & Agency Securities Portfolio at cost*	$354,960	$512,450	$—
Foreign currency at cost	$—	$—	$522,102

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

60  |  DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2024

	Xtrackers
	Emerging
	Markets		Xtrackers MSCI
	Carbon	Xtrackers MSCI	Emerging	Xtrackers MSCI
	Reduction	EAFE ESG	Markets ESG	USA Climate
	and Climate	Leaders Equity	Leaders Equity	Action Equity
	Improvers ETF	ETF	ETF	ETF

Investment Income
Unaffiliated dividend income*	$8,138,842	$1,289,222	$644,958	$29,828,703
Affiliated dividend income	—	—	400	—
Income distributions from affiliated funds	176,732	2,324	1,886	200,730
Affiliated securities lending income	10,098	571	179	14,444
Payments by affiliates (see note 6)	10,667	—	—	—
Unaffiliated securities lending income, net of borrower rebates	—	—	—	598
Total investment income	8,336,339	1,292,117	647,423	30,044,475

Expenses
Investment advisory fees	674,756	66,165	51,138	1,471,431
Other expenses	58	58	58	30
Total expenses	674,814	66,223	51,196	1,471,461
Less fees waived (see note 3):
Waiver	(3,739)	(56)	(50)	(4,337)
Net expenses	671,075	66,167	51,146	1,467,124
Net investment income (loss)	7,665,264	1,225,950	596,277	28,577,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(24,375,698)	(489,997)	(746,065)	(13,975,444)
Investments in affiliates	—	—	468	—
In-kind redemptions	(7,441,681)	471,545	—	244,305,038
Futures contracts	326,605	14,187	2,357	892,735
Foreign currency transactions	(749,430)	(970)	(39,445)	—
Payments by Affiliates (see note 6)	1,394	—	—	—
Net realized gain (loss)	(32,238,810)	(5,235)	(782,685)	231,222,329
Net change in unrealized appreciation (depreciation) on:
Investments***	83,244,734	7,812,253	3,774,029	253,807,988
Investments in affiliates	—	—	(31)	—
Futures contracts	70,558	948	(485)	(24,756)
Foreign currency translations	35,678	6,946	28,563	—
Net change in unrealized appreciation (depreciation)	83,350,970	7,820,147	3,802,076	253,783,232
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	51,112,160	7,814,912	3,019,391	485,005,561
Net Increase (Decrease) in Net Assets Resulting from Operations	$58,777,424	$9,040,862	$3,615,668	$513,582,912

* Unaffiliated foreign tax withheld	$1,090,777	$139,719	$84,560	$3,058
** Including foreign taxes	$3,143,578	$—	$20,150	$—
*** Net of change in deferred foreign taxes	$(497,421)	$—	$(186,717)	$—

See Notes to Financial Statements.

DBX ETF Trust  |  61

Statements of Operations (Continued)

For the Year Ended August 31, 2024

			Xtrackers
	Xtrackers	Xtrackers Net	RREEF Global
	MSCI USA ESG	Zero Pathway	Natural
	Leaders Equity	Paris Aligned	Resources
	ETF	US Equity ETF	ETF(1)

Investment Income
Unaffiliated dividend income*	$14,526,891	$2,407,430	$220,482
Affiliated dividend income	—	799	—
Income distributions from affiliated funds	168,639	17,724	2,656
Affiliated securities lending income	27,686	8,994	—
Payments by affiliates (see note 6)	8,669	—	—
Unaffiliated securities lending income, net of borrower rebates	—	9,109	—
Total investment income	14,731,885	2,444,056	223,138

Expenses
Investment advisory fees	1,084,077	176,717	26,025
Other expenses	58	58	—
Total expenses	1,084,135	176,775	26,025
Less fees waived (see note 3):
Waiver	(107,196)	(443)	(61)
Net expenses	976,939	176,332	25,964
Net investment income (loss)	13,754,946	2,267,724	197,174

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(13,085,479)	(1,660,714)	221,415
In-kind redemptions	151,554,714	7,078,072	—
Futures contracts	755,895	90,786	—
Foreign currency transactions	—	—	1,090
Net realized gain (loss)	139,225,130	5,508,144	222,505
Net change in unrealized appreciation (depreciation) on:
Investments	91,128,729	37,314,297	447,508
Investments in affiliates	—	31,029	—
Futures contracts	(77,061)	4,882	—
Foreign currency translations	—	—	2,742
Net change in unrealized appreciation (depreciation)	91,051,668	37,350,208	450,250
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	230,276,798	42,858,352	672,755
Net Increase (Decrease) in Net Assets Resulting from Operations	$244,031,744	$45,126,076	$869,929

* Unaffiliated foreign tax withheld	$7,715	$—	$11,599

(1)	For the period February 27, 2024 (commencement of operations) through August 31, 2024.

See Notes to Financial Statements.

62  |  DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets
	Carbon Reduction and Climate		Xtrackers MSCI EAFE ESG
	Improvers ETF		Leaders Equity ETF

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$7,665,264	$11,115,481	$1,225,950	$1,044,986
Net realized gain (loss)	(32,238,810)	(18,487,055)	(5,235)	(735,306)
Net change in net unrealized appreciation (depreciation)	83,350,970	17,309,303	7,820,147	5,026,694
Net increase (decrease) in net assets resulting from operations	58,777,424	9,937,729	9,040,862	5,336,374
Distributions to Shareholders	(8,720,560)	(12,833,632)	(1,250,289)	(957,399)
Fund Shares Transactions
Proceeds from shares sold	329,006,403	2,359,527	4,517,522	13,833,465
Value of shares redeemed	(777,045,199)	—	(1,584,526)	(4,135,077)
Net increase (decrease) in net assets resulting from fund share transactions	(448,038,796)	2,359,527	2,932,996	9,698,388
Total net increase (decrease) in Net Assets	(397,981,932)	(536,376)	10,723,569	14,077,363
Net Assets
Beginning of year	492,244,836	492,781,212	43,183,555	29,106,192
End of year	$94,262,904	$492,244,836	$53,907,124	$43,183,555

Changes in Shares Outstanding
Shares outstanding, beginning of year	18,400,001	18,300,001	1,550,001	1,200,001
Shares sold	12,150,000	100,000	150,000	500,000
Shares redeemed	(27,450,000)	—	(50,000)	(150,000)
Shares outstanding, end of year	3,100,001	18,400,001	1,650,001	1,550,001

See Notes to Financial Statements.

DBX ETF Trust  |  63

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging		Xtrackers MSCI USA Climate
	Markets ESG Leaders Equity ETF		Action Equity ETF

				For the Period
	Year Ended	Year Ended	Year Ended	April 4, 2023(1) to
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$596,277	$539,869	$28,577,351	$13,732,996
Net realized gain (loss)	(782,685)	(1,939,343)	231,222,329	24,723,533
Net change in net unrealized appreciation (depreciation)	3,802,076	1,411,821	253,783,232	223,498,580
Net increase (decrease) in net assets resulting from operations	3,615,668	12,347	513,582,912	261,955,109
Distributions to Shareholders	(586,531)	(495,191)	(32,682,806)	(6,700,040)
Fund Shares Transactions
Proceeds from shares sold	—	4,573,005	575,108,072	2,206,770,268
Value of shares redeemed	—	(2,277,610)	(1,118,683,278)	(186,900,909)
Net increase (decrease) in net assets resulting from fund share transactions	—	2,295,395	(543,575,206)	2,019,869,359
Total net increase (decrease) in Net Assets	3,029,137	1,812,551	(62,675,100)	2,275,124,428
Net Assets
Beginning of period	24,987,004	23,174,453	2,275,124,453	25
End of period	$28,016,141	$24,987,004	$2,212,449,353	$2,275,124,453

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,050,001	950,001	81,100,001	1
Shares sold	—	200,000	19,000,000	88,350,000
Shares redeemed	—	(100,000)	(37,500,000)	(7,250,000)
Shares outstanding, end of period	1,050,001	1,050,001	62,600,001	81,100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.
64  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI USA ESG Leaders		Xtrackers Net Zero Pathway Paris
	Equity ETF		Aligned US Equity ETF

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$13,754,946	$36,167,624	$2,267,724	$1,476,161
Net realized gain (loss)	139,225,130	502,735,282	5,508,144	1,416,539
Net change in net unrealized appreciation (depreciation)	91,051,668	(225,613,355)	37,350,208	14,860,113
Net increase (decrease) in net assets resulting from operations	244,031,744	313,289,551	45,126,076	17,752,813
Distributions to Shareholders	(14,649,602)	(41,345,101)	(2,136,306)	(1,268,208)
Fund Shares Transactions
Proceeds from shares sold	189,393,361	240,179,457	45,647,060	64,054,316
Value of shares redeemed	(656,999,562)	(2,288,923,620)	(14,855,434)	(8,280,393)
Net increase (decrease) in net assets resulting from fund share transactions	(467,606,201)	(2,048,744,163)	30,791,626	55,773,923
Total net increase (decrease) in Net Assets	(238,224,059)	(1,776,799,713)	73,781,396	72,258,528
Net Assets
Beginning of year	1,282,892,091	3,059,691,804	147,895,964	75,637,436
End of year	$1,044,668,032	$1,282,892,091	$221,677,360	$147,895,964

Changes in Shares Outstanding
Shares outstanding, beginning of year	30,650,001	85,300,001	5,100,001	3,000,001
Shares sold	4,050,000	6,650,000	1,400,000	2,400,000
Shares redeemed	(14,700,000)	(61,300,000)	(450,000)	(300,000)
Shares outstanding, end of year	20,000,001	30,650,001	6,050,001	5,100,001

See Notes to Financial Statements.

DBX ETF Trust  |  65

Statements of Changes in Net Assets (Continued)

Xtrackers RREEF Global Natural Resources ETF
For the Period February 27, 2024(1) to August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$197,174
Net realized gain (loss)	222,505
Net change in net unrealized appreciation (depreciation)	450,250
Net increase (decrease) in net assets resulting from operations	869,929
Distributions to Shareholders	(117,725)

Fund Shares Transactions
Proceeds from shares sold	30,187,362
Value of shares redeemed	—
Net increase (decrease) in net assets resulting from fund share transactions	30,187,362
Total net increase (decrease) in Net Assets	30,939,566

Net Assets
Beginning of period	25
End of period	$30,939,591

Changes in Shares Outstanding
Shares outstanding, beginning of period	1
Shares sold	1,150,000
Shares redeemed	—
Shares outstanding, end of period	1,150,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

66  |  DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

	Years Ended August 31,
	2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of year	$26.75	$26.93	$34.69	$27.90	$25.42

Income (loss) from investment operations:

Net investment income (loss)(a)	0.47	0.60	0.70	0.57	0.68

Net realized and unrealized gain (loss)	3.48	(0.08)	(7.88)	6.86	2.53

Total from investment operations	3.95	0.52	(7.18)	7.43	3.21

Less distributions from:

Net investment income	(0.29)	(0.70)	(0.58)	(0.64)	(0.73)

Total from distributions	(0.29)	(0.70)	(0.58)	(0.64)	(0.73)

Net Asset Value, end of year	$30.41	$26.75	$26.93	$34.69	$27.90

Total Return (%)(b)	14.88	2.01	(20.81)	26.80	12.74

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	94	492	493	496	8

Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	0.16	0.16

Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	0.16	0.16

Ratio of net investment income (loss) (%)	1.70	2.30	2.30	1.97	2.61

Portfolio turnover rate (%)(c)	79	16	33	17	13

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  67

Financial Highlights (Continued)

Xtrackers MSCI EAFE ESG Leaders Equity ETF

	Years Ended August 31,
	2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of year	$27.86	$24.26	$31.79	$25.96	$24.10

Income (loss) from investment operations:

Net investment income (loss)(a)	0.77	0.78	0.85	0.72	0.59

Net realized and unrealized gain (loss)	4.82	3.51	(7.57)	5.80	1.83

Total from investment operations	5.59	4.29	(6.72)	6.52	2.42

Less distributions from:

Net investment income	(0.78)	(0.69)	(0.81)	(0.69)	(0.56)

Total from distributions	(0.78)	(0.69)	(0.81)	(0.69)	(0.56)

Net Asset Value, end of year	$32.67	$27.86	$24.26	$31.79	$25.96

Total Return (%)(b)	20.32	17.79	(21.40)	25.28	10.12

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	54	43	29	19	12

Ratio of expenses before fee waiver (%)	0.14	0.14	0.14	0.14	0.14

Ratio of expenses after fee waiver (%)	0.14	0.14	0.14	0.14	0.14

Ratio of net investment income (loss) (%)	2.59	2.92	3.04	2.45	2.39

Portfolio turnover rate (%)(c)	12	25	22	22	16

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

68  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

	Years Ended August 31,
	2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of year	$23.80	$24.39	$33.60	$28.57	$24.70

Income (loss) from investment operations:

Net investment income (loss)(a)	0.57	0.53	0.64	0.49	0.86

Net realized and unrealized gain (loss)	2.87	(0.65)	(9.14)	4.77	4.07

Total from investment operations	3.44	(0.12)	(8.50)	5.26	4.93

Less distributions from:

Net investment income	(0.56)	(0.47)	(0.71)	(0.23)	(1.06)

Net realized gains	–	–	–	–	(0.00	)(b)

Total from distributions	(0.56)	(0.47)	(0.71)	(0.23)	(1.06)

Net Asset Value, end of year	$26.68	$23.80	$24.39	$33.60	$28.57

Total Return (%)(c)	14.74	(0.51)	(25.55)	18.43	20.32

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	28	25	23	25	9

Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	2.33	2.21	2.22	1.48	3.38

Portfolio turnover rate (%)(d)	14	23	24	26	17

(a)	Based on average shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  69

Financial Highlights (Continued)

Xtrackers MSCI USA Climate Action Equity ETF

	Year Ended	Period Ended
	8/31/2024	8/31/2023(a)

Selected Per Share Data

Net Asset Value, beginning of period	$28.05	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.42	0.17

Net realized and unrealized gain (loss)	7.32	2.96

Total from investment operations	7.74	3.13

Less distributions from:

Net investment income	(0.41)	(0.08)

Net realized gains	(0.04)	–

Total from distributions	(0.45)	(0.08)

Net Asset Value, end of period	$35.34	$28.05

Total Return (%)(c)	27.85	12.55	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	2,212	2,275

Ratio of expenses before fee waiver (%)	0.07	0.07	*

Ratio of expenses after fee waiver (%)	0.07	0.07	*

Ratio of net investment income (loss) (%)	1.36	1.57	*

Portfolio turnover rate (%)(d)	20	7	**

(a)	For the period April 4, 2023 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

70  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI USA ESG Leaders Equity ETF

	Years Ended August 31,
	2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of year	$41.86	$35.87	$41.89	$31.84	$26.69

Income (loss) from investment operations:

Net investment income (loss)(a)	0.58	0.57	0.53	0.50	0.51

Net realized and unrealized gain (loss)	10.41	6.04	(6.04)	10.05	5.10

Total from investment operations	10.99	6.61	(5.51)	10.55	5.61

Less distributions from:

Net investment income	(0.62)	(0.62)	(0.51)	(0.50)	(0.46)

Total from distributions	(0.62)	(0.62)	(0.51)	(0.50)	(0.46)

Net Asset Value, end of year	$52.23	$41.86	$35.87	$41.89	$31.84

Total Return (%)(b)	26.52	18.68	(13.29)	33.48	21.42

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	1,045	1,283	3,060	3,889	2,666

Ratio of expenses before fee waiver (%)	0.10	0.10	0.10	0.10	0.10

Ratio of expenses after fee waiver (%)	0.09	0.09	0.09	0.09	0.09

Ratio of net investment income (loss) (%)	1.26	1.56	1.32	1.39	1.83

Portfolio turnover rate (%)(c)	7	6	6	12	9

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  71

Financial Highlights (Continued)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

	Years Ended August 31,			Period Ended
	2024	2023		8/31/2022(a)

Selected Per Share Data

Net Asset Value, beginning of period	$29.00	$25.21		$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.41	0.39		0.07

Net realized and unrealized gain (loss)	7.62	3.74		0.14

Total from investment operations	8.03	4.13		0.21

Less distributions from:

Net investment income	(0.39)	(0.34)		–

Net realized gains	–	(0.00	)(c)	–

Total from distributions	(0.39)	(0.34)		–

Net Asset Value, end of period	$36.64	$29.00		$25.21

Total Return (%)(d)	27.94	16.60		0.84	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	222	148		76

Ratio of expenses before fee waiver (%)	0.10	0.10		0.10	*

Ratio of expenses after fee waiver (%)	0.10	0.10		0.10	*

Ratio of net investment income (loss) (%)	1.28	1.49		1.50	*

Portfolio turnover rate (%)(e)	11	8		11	**

(a)	For the period June 28, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

72  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers RREEF Global Natural Resources ETF

	Period Ended
	8/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.46

Net realized and unrealized gain (loss)	1.72

Total from investment operations	2.18

Less distributions from:

Net investment income	(0.28)

Total from distributions	(0.28)

Net Asset Value, end of period	$26.90

Total Return (%)(c)	8.75	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	31

Ratio of expenses before fee waiver (%)	0.45	*

Ratio of expenses after fee waiver (%)	0.45	*

Ratio of net investment income (loss) (%)	3.41	*

Portfolio turnover rate (%)(d)	49	**

(a)	For the period February 27, 2024 (commencement of operations) through August 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  73

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2024, the Trust consists of thirty-nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Xtrackers MSCI USA Climate Action Equity ETF

Xtrackers MSCI USA ESG Leaders Equity ETF

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Xtrackers RREEF Global Natural Resources ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except Xtrackers RREEF Global Natural Resources ETF which offers shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares except for Xtrackers RREEF Global Natural Resources ETF which lots consists of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each of the following Funds is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Xtrackers MSCI EAFE ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI Emerging Markets ESG Leaders Index
Xtrackers MSCI USA Climate Action Equity ETF	MSCI USA Climate Action Index
Xtrackers MSCI USA ESG Leaders Equity ETF	MSCI USA ESG Leaders Index
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Solactive ISS ESG United States Net Zero Pathway Enhanced Index

The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “EMCR Index”) is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The EMCR Index is then weighted in such a manner seeking to align its constituents companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries, as defined by the index provider. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

74  |  DBX ETF Trust

The MSCI USA Climate Action Index is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis, and reviewed and reweighted on an ongoing basis. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S. market. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The Solactive ISS ESG United States Net Zero Pathway Enhanced Index is comprised of large and mid-capitalization companies in the United States that meet certain ESG criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers RREEF Global Resources ETF “NRES” seeks total return from both capital appreciation and current income. NRES is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, NRES invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI USA ESG Leaders Equity ETF are diversified series of the Trust. Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2.Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

DBX ETF Trust  |  75

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of

Investments.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers

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MSCI Emerging Markets ESG Leaders Equity ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2024), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2024, the Funds did not incur any interest or penalties.

As of August 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$2,420,336	$—	$(80,324,552)	$(7,266,534)	$(85,170,750)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	317,447	—	(2,214,332)	8,816,086	6,919,201
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	401,222	—	(3,399,961)	1,220,291	(1,778,448)
Xtrackers MSCI USA Climate Action Equity ETF	6,006,303	—	(158,307)	474,511,057	480,359,053
Xtrackers MSCI USA ESG Leaders Equity ETF	2,640,543	—	(70,296,771)	182,589,005	114,932,777
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	553,047	—	(1,383,880)	52,891,355	52,060,522
Xtrackers RREEF Global Natural Resources ETF	351,015	995	—	400,194	752,204

The tax character of dividends and distributions declared for the years ended August 31, 2024 and August 31, 2023 were as follows:

	Year Ended August 31, 2024
	Ordinary Income*	Long Term Capital Gains
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$8,720,560	$—
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,250,289	—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	586,531	—
Xtrackers MSCI USA Climate Action Equity ETF	32,457,740	225,066
Xtrackers MSCI USA ESG Leaders Equity ETF	14,649,602	—
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	2,136,306	—
Xtrackers RREEF Global Natural Resources ETF	117,725	—

Year Ended August
31, 2023
Ordinary Income*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$12,833,632
Xtrackers MSCI EAFE ESG Leaders Equity ETF	957,399
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	495,191

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Year Ended August
31, 2023
Ordinary Income*
Xtrackers MSCI USA Climate Action Equity ETF	6,700,040
Xtrackers MSCI USA ESG Leaders Equity ETF	41,345,101
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	1,268,208

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$19,232,299	$61,092,253	$80,324,552
Xtrackers MSCI EAFE ESG Leaders Equity ETF	600,681	1,613,651	2,214,332
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	884,105	2,515,856	3,399,961
Xtrackers MSCI USA ESG Leaders Equity ETF	15,906,539	54,390,232	70,296,771
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	580,526	803,354	1,383,880

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December

31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended August 31, 2024, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Post-October
Losses on Capital
Xtrackers MSCI USA Climate Action Equity ETF	$155,159

For the fiscal year ended August 31, 2024, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable
	earnings (loss)	Paid-In Capital
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$8,796,047	$(8,796,047)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	(445,264)	445,264
Xtrackers MSCI USA Climate Action Equity ETF	(232,386,756)	232,386,756
Xtrackers MSCI USA ESG Leaders Equity ETF	(144,094,774)	144,094,774
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(7,068,665)	7,068,665

As of August 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

		Net Unrealized	Aggregate Gross	Aggregate Gross
		Appreciation	Unrealized	Unrealized
	Aggregate Tax Cost	(Depreciation)	Appreciation	(Depreciation)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$101,211,410	$(6,378,342)	$15,741,994	$(22,120,336)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	45,008,834	8,808,795	10,951,665	(2,142,870)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	26,950,148	1,444,498	5,796,995	(4,352,497)
Xtrackers MSCI USA Climate Action Equity ETF	1,731,675,833	474,511,057	509,457,751	(34,946,694)
Xtrackers MSCI USA ESG Leaders Equity ETF	857,744,827	182,589,005	238,747,591	(56,158,586)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	169,097,719	52,891,355	56,392,925	(3,501,570)
Xtrackers RREEF Global Natural Resources ETF	30,501,161	397,452	704,189	(306,737)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and

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foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers MSCI USA Climate Action Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and Xtrackers MSCI USA ESG Leaders Equity ETF. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and Xtrackers MSCI USA ESG Leaders Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2024, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of August 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2024
	Overnight		Between
	and		30 & 90
Securities Lending Transactions	Continuous	<30 Days	Days	>90 Days	Total
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Common Stocks	$89,242	$—	$—	$—	$89,242
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$89,242
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$25,353	$—	$—	$—	$25,353
Exchange-Traded Funds	$58,345	$—	$—	$—	$58,345
Total Borrowings	$83,698	$—	$—	$—	$83,698
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$83,698
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$34,336	$—	$—	$—	$34,336
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$34,336

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Xtrackers MSCI USA ESG Leaders Equity ETF
Common Stocks	$354,960	$—	$—	$—	$354,960
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$354,960

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Common Stocks	$220,674	$—	$—	$—	$220,674
Exchange-Traded Funds	$291,776	$—	$—	$—	$291,776
Total Borrowings	$512,450	$—	$—	$—	$512,450
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$512,450

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. For each fund, except, Xtrackers RREEF Global Natural Resources ETF, these futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. For Xtrackers RREEF Global Natural Resources ETF these futures will be used for liquidity purposes. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2024, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2024 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Equity contracts	Unrealized appreciation on futures contracts*	$27,570	Unrealized depreciation on futures contracts*	$—
	Total	$27,570	Total	$—

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$6,068	Unrealized depreciation on futures contracts*	$3,465
	Total	$6,068	Total	$3,465

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$50	Unrealized depreciation on futures contracts*	$—
	Total	$50	Total	$—

Xtrackers MSCI USA Climate Action Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$118,432	Unrealized depreciation on futures contracts*	$—
	Total	$118,432	Total	$—

Xtrackers MSCI USA ESG Leaders Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$35,206	Unrealized depreciation on futures contracts*	$—
	Total	$35,206	Total	$—

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$6,112	Unrealized depreciation on futures contracts*	$—
	Total	$6,112	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Futures Contracts
Net Realized Gain (Loss) from:	— Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$326,605
Xtrackers MSCI EAFE ESG Leaders Equity ETF	14,187
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	2,357
Xtrackers MSCI USA Climate Action Equity ETF	892,735
Xtrackers MSCI USA ESG Leaders Equity ETF	755,895
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	90,786

Futures Contracts
Net Change in Unrealized Appreciation (Depreciation) on:	— Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$70,558
Xtrackers MSCI EAFE ESG Leaders Equity ETF	948
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(485)
Xtrackers MSCI USA Climate Action Equity ETF	(24,756)
Xtrackers MSCI USA ESG Leaders Equity ETF	(77,061)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	4,882

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For the year ended August 31, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts
(Contract Value)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$3,624,572
Xtrackers MSCI EAFE ESG Leaders Equity ETF	226,378
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	59,606
Xtrackers MSCI USA Climate Action Equity ETF	12,586,272
Xtrackers MSCI USA ESG Leaders Equity ETF	3,526,875
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	372,726

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

RREEF America L.L.C. (“RREEF”) an affiliate of the Advisor serves as the Sub-Advisor to the Xtrackers RREEF Global Natural

Resources ETF. The Sub-Advisor is responsible for day-to-day management of the Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets (through August 12, 2024 for the Xtrackers MSCI USA ESG Leaders Equity ETF), computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory
Fee
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	0.15%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA Climate Action Equity ETF	0.07%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	0.10%
Xtrackers RREEF Global Natural Resources ETF	0.45%

Effective August 13, 2024, for its investment advisory services to the Fund below, the Advisor was entitled to receive a unitary advisory fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory
Fee
Xtrackers MSCI USA ESG Leaders Equity ETF	0.09%

For the period September 1, 2023 through August 12, 2024, the Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF had voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at nine basis points of the Fund’s average daily net assets. For the year ended August 31, 2024, the Advisor waived $103,584 of expenses to the Fund.

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The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$3,739
Xtrackers MSCI EAFE ESG Leaders Equity ETF	56
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	50
Xtrackers MSCI USA Climate Action Equity ETF	4,337
Xtrackers MSCI USA ESG Leaders Equity ETF	3,612
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	443
Xtrackers RREEF Global Natural Resources ETF	61

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended August 31, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending
Agent Fees
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$761
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	14
Xtrackers MSCI USA ESG Leaders Equity ETF	2,085

4. Investment Portfolio Transactions

For the year ended August 31, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$346,026,330	$637,980,272
Xtrackers MSCI EAFE ESG Leaders Equity ETF	7,339,498	5,801,239
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	3,497,469	3,528,726
Xtrackers MSCI USA Climate Action Equity ETF	412,029,509	421,882,716
Xtrackers MSCI USA ESG Leaders Equity ETF	75,408,813	75,380,616
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	19,069,641	19,015,277
Xtrackers RREEF Global Natural Resources ETF	9,705,132	6,835,763

DBX ETF Trust  |  83

For the year ended August 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$55,396,935	$215,608,053
Xtrackers MSCI EAFE ESG Leaders Equity ETF	2,916,594	1,552,704
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	—	—
Xtrackers MSCI USA Climate Action Equity ETF	575,110,507	1,113,067,628
Xtrackers MSCI USA ESG Leaders Equity ETF	189,286,298	656,956,419
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	45,639,833	14,674,399
Xtrackers RREEF Global Natural Resources ETF	27,362,311	—

5. Fund Share Transactions

As of August 31, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the year ended August 31, 2024, the Advisor and the securities lending agent, Deutsche Bank AG, agreed to reimburse the Funds and amounts below for securities lending income in connection to an operational delay with the lending agent transition (see Securities Lending note 2.)

The amounts reimbursed were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$6,765
Xtrackers MSCI USA ESG Leaders Equity ETF	5,779

Deutsche Bank AG	Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$3,383
Xtrackers MSCI USA ESG Leaders Equity ETF	2,890

During the year ended August 31, 2024, the Advisor agreed to reimburse Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF $1,394 for losses on trades executed incorrectly and $519 for interest. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

84  |  DBX ETF Trust

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at August 31, 2024.

9. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31,

2024, there was one affiliated shareholder account for the fund listed below holding a significant percentage of the shares outstanding:

Approximate
Percent of
Outstanding
Shares Held
Xtrackers RREEF Global Natural Resources ETF	35%

10. Name and Strategy Change

Effective on or about November 4, 2024 (the “Effective Date”), Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF will change its name to Xtrackers MSCI Emerging Markets Climate Selection ETF, and the Fund’s ticker symbol will change from EMSG to EMCS. At that time, the Fund will change its current investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index, to seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index. In addition, as of the Effective Date, the Advisor has agreed, until December 31, 2025, to waive a portion of its management fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.15% of the Fund’s average daily net assets.

DBX ETF Trust  |  85

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF and Xtrackers RREEF Global Natural Resources ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF, and Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers RREEF Global Natural Resources ETF (collectively referred to as the “Funds”), (seven of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting DBX ETF Trust) at August 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Xtrackers MSCI USA ESG Leaders Equity ETF

	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the two years in the period ended August 31, 2024 and the period from June 28, 2022 (commencement of operations) through August 31, 2022
Xtrackers MSCI USA Climate Action Equity ETF	For the year ended August 31, 2024	For the year ended August 31, 2024 and the period from April 4, 2023 (commencement of operations) through August 31, 2023
Xtrackers RREEF Global Natural Resources ETF	For the period from February 27, 2024 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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Report of Independent Registered Public Accounting Firm (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 24, 2024

DBX ETF Trust  |  87

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14-15, 2024 (the “February

Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (each a “Fund,” and collectively, the “Funds”). In addition, after discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024 (the “May Meeting”), the Trustees unanimously approved the continuance of the Investment Advisory Agreements for each Fund for a new annual period ending on May 31, 2025. At the May Meeting the Board also unanimously approved the continuance of the Investment Advisory Agreement for an annual period ending on May 31, 2025 with respect to the following Fund which was not subject to approval at the February Meeting: Xtrackers MSCI USA Climate Action Equity ETF. The Independent Trustees were advised throughout the review and Meetings by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the February Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each applicable Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the February Meeting and May Meeting including confirmation at the May Meeting from the Advisor that there had been no material changes to the information presented to the Board in connection with the approval of the Investment Advisory Agreement at the February Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)(Continued)

to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each applicable Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each applicable Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating

DBX ETF Trust  |  89

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)(Continued)

to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2024.

	Qualified Dividend Income*	Dividends Received Reduction*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	82%	—%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	100%	—%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	72%	—%
Xtrackers MSCI USA Climate Action Equity ETF	94%	91%
Xtrackers MSCI USA ESG Leaders Equity ETF	100%	98%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	100%	95%
Xtrackers RREEF Global Natural Resources ETF	46%	5%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$9,229,436	$1,090,714
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,422,267	137,152
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	727,869	84,560
Xtrackers RREEF Global Natural Resources ETF	190,358	11,023

DBX ETF Trust  |  91

August 31, 2024

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 Growth ESG ETF (SNPG)

Xtrackers S&P 500 Value ESG ETF (SNPV)

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers S&P 500 ESG ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.7%

Communication Services — 7.1%

Alphabet, Inc., Class A	242,333	39,592,366

Alphabet, Inc., Class C	201,694	33,301,696

AT&T, Inc.	295,730	5,885,027

Comcast Corp., Class A	162,140	6,415,880

Electronic Arts, Inc.	9,952	1,510,913

Interpublic Group of Cos., Inc.	14,435	470,725

News Corp., Class A	16,454	466,142

News Corp., Class B	5,062	148,975

Omnicom Group, Inc.	8,753	879,064

Paramount Global, Class B (a)	20,705	216,781

Take-Two Interactive Software, Inc. *	6,443	1,041,897

T-Mobile US, Inc.	21,352	4,243,069

Walt Disney Co.	75,137	6,790,882

(Cost $93,177,490)		100,963,417

Consumer Discretionary — 7.2%

Aptiv PLC *	11,621	831,250

Bath & Body Works, Inc.	9,105	280,070

Best Buy Co., Inc.	8,321	835,428

BorgWarner, Inc.	9,868	336,203

Caesars Entertainment, Inc. *	9,657	363,489

CarMax, Inc. *	6,356	537,400

Carnival Corp. *	40,839	673,843

Chipotle Mexican Grill, Inc. *	56,308	3,157,753

D.R. Horton, Inc.	12,147	2,292,868

Deckers Outdoor Corp. *	1,057	1,013,970

eBay, Inc.	21,255	1,256,171

Etsy, Inc. *	4,720	260,025

Expedia Group, Inc. *	5,345	743,436

General Motors Co.	46,903	2,334,831

Genuine Parts Co.	5,660	810,852

Hasbro, Inc.	5,914	403,098

Hilton Worldwide Holdings, Inc.	10,282	2,258,338

Home Depot, Inc.	40,832	15,046,592

Las Vegas Sands Corp.	15,910	620,331

LKQ Corp.	10,684	444,348

Lowe’s Cos., Inc.	23,487	5,836,520

Lululemon Athletica, Inc. *	4,726	1,226,255

Marriott International, Inc., Class A	10,030	2,353,941

McDonald’s Corp.	29,737	8,583,882

MGM Resorts International *	10,507	394,958

Mohawk Industries, Inc. *	2,521	391,108

NIKE, Inc., Class B	49,762	4,146,170

Norwegian Cruise Line Holdings Ltd. *	17,157	306,939

Pool Corp.	1,565	550,285

PulteGroup, Inc.	8,609	1,133,375

Ralph Lauren Corp.	1,701	291,313

	Number of Shares	Value $

Ross Stores, Inc.	13,701	2,063,508

Royal Caribbean Cruises Ltd. *	10,189	1,677,313

Starbucks Corp.	46,300	4,378,591

Tapestry, Inc.	10,160	416,255

Tesla, Inc. *	114,288	24,470,204

TJX Cos., Inc.	46,691	5,475,454

Tractor Supply Co.	4,379	1,171,601

Ulta Beauty, Inc. *	2,005	707,444

Wynn Resorts Ltd.	3,731	286,839

Yum! Brands, Inc.	11,432	1,542,405

(Cost $94,070,330)		101,904,656

Consumer Staples — 6.7%

Archer-Daniels-Midland Co.	20,112	1,226,631

Campbell Soup Co.	9,132	454,043

Coca-Cola Co.	160,002	11,595,345

Colgate-Palmolive Co.	33,595	3,577,867

Conagra Brands, Inc.	20,138	628,306

Costco Wholesale Corp.	18,400	16,419,792

Estee Lauder Cos., Inc., Class A	9,959	912,842

General Mills, Inc.	22,951	1,659,128

Hershey Co.	6,392	1,234,039

Hormel Foods Corp.	13,141	427,739

J M Smucker Co.	4,567	523,744

Kellanova	10,807	871,152

Keurig Dr Pepper, Inc.	43,342	1,586,751

Kraft Heinz Co.	31,604	1,119,730

Kroger Co.	27,881	1,483,548

Lamb Weston Holdings, Inc.	5,795	358,826

McCormick & Co., Inc.	10,735	859,122

Molson Coors Beverage Co., Class B	8,543	461,066

Mondelez International, Inc., Class A	55,029	3,951,632

PepsiCo, Inc.	56,831	9,824,943

Procter & Gamble Co.	97,440	16,714,858

Sysco Corp.	19,814	1,544,898

Target Corp.	18,930	2,908,027

Tyson Foods, Inc., Class A	11,010	708,053

Walgreens Boots Alliance, Inc.	30,392	281,126

Walmart, Inc.	175,667	13,566,762

(Cost $86,537,623)		94,899,970

Energy — 4.2%

Baker Hughes Co.	43,111	1,516,214

Chevron Corp.	70,899	10,489,507

Devon Energy Corp.	25,906	1,160,071

Diamondback Energy, Inc.	7,314	1,427,034

EQT Corp.	24,478	820,258

Exxon Mobil Corp.	185,400	21,866,076

Halliburton Co.	36,208	1,125,707

Hess Corp.	11,299	1,559,940

Kinder Morgan, Inc.	78,305	1,689,039

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Marathon Petroleum Corp.	14,576	2,581,701

Occidental Petroleum Corp.	26,848	1,529,799

ONEOK, Inc.	23,601	2,179,788

Phillips 66	17,649	2,476,331

Schlumberger NV	58,441	2,570,820

Targa Resources Corp.	9,635	1,415,381

Valero Energy Corp.	13,514	1,982,909

Williams Cos., Inc.	49,857	2,281,955

(Cost $55,934,448)		58,672,530

Financials — 14.2%

Aflac, Inc.	21,396	2,361,263

Allstate Corp.	11,261	2,127,653

American Express Co.	23,438	6,062,239

American International Group, Inc.	27,774	2,139,987

Ameriprise Financial, Inc.	4,032	1,812,142

Aon PLC, Class A	8,905	3,060,827

Arch Capital Group Ltd. *	15,910	1,799,262

Arthur J Gallagher & Co.	8,874	2,596,266

Assurant, Inc.	2,561	502,852

Bank of America Corp.	281,507	11,471,410

Bank of New York Mellon Corp.	30,801	2,101,244

BlackRock, Inc.	5,772	5,205,247

Capital One Financial Corp.	15,456	2,270,950

Cboe Global Markets, Inc.	4,307	884,658

Charles Schwab Corp.	60,999	3,971,035

Chubb Ltd.	16,642	4,729,324

Citigroup, Inc.	79,012	4,949,312

Citizens Financial Group, Inc.	18,268	786,437

CME Group, Inc.	14,736	3,179,145

Corpay, Inc. *	2,917	920,459

Discover Financial Services	10,792	1,496,958

Everest Group Ltd.	1,798	705,248

FactSet Research Systems, Inc.	1,714	724,748

Fidelity National Information Services, Inc.	22,525	1,857,186

Fifth Third Bancorp	28,485	1,216,025

Fiserv, Inc. *	23,986	4,187,956

Franklin Resources, Inc.	12,537	253,749

Global Payments, Inc.	10,547	1,170,822

Globe Life, Inc.	4,042	424,612

Goldman Sachs Group, Inc.	13,311	6,791,938

Hartford Financial Services Group, Inc.	12,031	1,396,799

Huntington Bancshares, Inc.	61,391	919,023

Intercontinental Exchange, Inc.	23,370	3,775,423

Invesco Ltd.	20,732	354,310

Jack Henry & Associates, Inc.	2,915	504,382

JPMorgan Chase & Co.	118,617	26,665,102

KeyCorp	36,817	628,098

M&T Bank Corp.	7,210	1,240,913

MarketAxess Holdings, Inc.	1,703	412,790

	Number of Shares	Value $

Marsh & McLennan Cos., Inc.	20,230	4,602,527

Mastercard, Inc., Class A	33,914	16,391,993

MetLife, Inc.	24,805	1,921,891

Moody’s Corp.	6,436	3,139,095

Morgan Stanley	51,161	5,300,791

MSCI, Inc.	3,222	1,870,661

Nasdaq, Inc.	16,476	1,187,590

Northern Trust Corp.	8,894	811,222

PayPal Holdings, Inc. *	43,695	3,164,829

PNC Financial Services Group, Inc.	16,632	3,078,417

Principal Financial Group, Inc.	8,661	705,179

Prudential Financial, Inc.	15,163	1,837,149

Raymond James Financial, Inc.	8,203	980,833

Regions Financial Corp.	40,449	947,316

S&P Global, Inc.	13,142	6,745,000

State Street Corp.	11,935	1,039,539

Synchrony Financial	16,298	819,137

T. Rowe Price Group, Inc.	9,682	1,026,679

Travelers Cos., Inc.	9,348	2,131,998

Truist Financial Corp.	56,340	2,504,876

US Bancorp	63,075	2,979,032

Visa, Inc., Class A	65,022	17,970,130

Willis Towers Watson PLC	4,215	1,231,244

(Cost $166,617,453)		200,044,922

Health Care — 12.8%

Abbott Laboratories	71,962	8,151,136

AbbVie, Inc.	72,840	14,299,220

Agilent Technologies, Inc.	11,968	1,710,467

Amgen, Inc.	22,146	7,392,999

Baxter International, Inc.	21,489	815,293

Becton Dickinson and Co.	11,833	2,868,438

Biogen, Inc. *	6,102	1,249,445

Bio-Rad Laboratories, Inc., Class A *	774	261,086

Boston Scientific Corp. *	60,220	4,925,394

Bristol-Myers Squibb Co.	82,865	4,139,107

Cardinal Health, Inc.	9,993	1,126,411

Cencora, Inc.	7,005	1,678,188

Centene Corp. *	21,843	1,721,884

Charles River Laboratories International, Inc. *	2,356	465,899

Cigna Group	11,789	4,265,378

CVS Health Corp.	51,519	2,948,948

Danaher Corp.	27,204	7,326,309

DaVita, Inc. *	2,191	330,666

Edwards Lifesciences Corp. *	24,796	1,734,728

Elevance Health, Inc.	9,668	5,384,012

Eli Lilly & Co.	32,994	31,674,900

Gilead Sciences, Inc.	51,016	4,030,264

Hologic, Inc. *	9,443	767,149

Humana, Inc.	4,962	1,758,880

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2024

	Number of Shares	Value $

IDEXX Laboratories, Inc. *	3,367	1,620,638

Incyte Corp. *	7,193	472,292

Medtronic PLC	54,826	4,856,487

Merck & Co., Inc.	105,108	12,450,043

Mettler-Toledo International, Inc. *	895	1,287,977

Moderna, Inc. *	14,217	1,100,396

Pfizer, Inc.	233,784	6,782,074

Quest Diagnostics, Inc.	4,773	749,218

Regeneron Pharmaceuticals, Inc. *	4,349	5,152,217

ResMed, Inc.	5,966	1,461,789

Revvity, Inc.	4,893	599,588

Stryker Corp.	14,201	5,118,324

Teleflex, Inc.	1,847	452,829

UnitedHealth Group, Inc.	37,943	22,393,959

Waters Corp. *	2,535	877,997

Zimmer Biomet Holdings, Inc.	8,944	1,032,674

Zoetis, Inc.	18,750	3,440,437

(Cost $156,539,438)		180,875,140

Industrials — 7.6%

Allegion PLC	3,414	474,000

American Airlines Group, Inc. *	29,574	314,076

AMETEK, Inc.	9,352	1,599,660

Automatic Data Processing, Inc.	16,877	4,656,533

Axon Enterprise, Inc. *	2,846	1,038,705

Broadridge Financial Solutions, Inc.	5,083	1,081,967

C.H. Robinson Worldwide, Inc.	4,815	498,401

Carrier Global Corp.	33,984	2,473,356

Caterpillar, Inc.	20,125	7,166,512

Cintas Corp.	3,493	2,812,284

CSX Corp.	80,597	2,762,059

Cummins, Inc.	5,530	1,730,060

Dayforce, Inc. *	6,085	347,879

Deere & Co.	10,630	4,100,416

Delta Air Lines, Inc.	25,919	1,101,298

Dover Corp.	5,989	1,114,134

Eaton Corp. PLC	16,397	5,032,731

Emerson Electric Co.	23,395	2,465,599

Fortive Corp.	15,210	1,131,624

General Electric Co.	45,207	7,894,046

Hubbell, Inc.	2,190	875,825

IDEX Corp.	2,969	613,039

Illinois Tool Works, Inc.	11,029	2,792,322

Ingersoll Rand, Inc.	17,090	1,562,881

JB Hunt Transport Services, Inc.	3,498	605,854

Johnson Controls International PLC	27,706	2,018,382

Masco Corp.	8,828	702,356

Norfolk Southern Corp.	9,197	2,355,904

Otis Worldwide Corp.	16,272	1,540,796

	Number of Shares	Value $

PACCAR, Inc.	22,555	2,169,340

Parker-Hannifin Corp.	5,290	3,175,058

Paychex, Inc.	13,728	1,801,114

Pentair PLC	7,290	646,550

Quanta Services, Inc.	6,070	1,670,039

Republic Services, Inc.	8,782	1,828,500

Rockwell Automation, Inc.	4,842	1,317,169

Stanley Black & Decker, Inc.	6,000	614,160

Trane Technologies PLC	9,635	3,484,594

Uber Technologies, Inc. *	86,152	6,300,296

Union Pacific Corp.	24,992	6,400,201

United Parcel Service, Inc., Class B	29,637	3,809,836

United Rentals, Inc.	2,746	2,035,500

Verisk Analytics, Inc.	5,975	1,630,100

W.W. Grainger, Inc.	1,790	1,763,007

Waste Management, Inc.	15,028	3,186,537

Westinghouse Air Brake Technologies Corp.	7,220	1,224,295

Xylem, Inc.	10,241	1,408,445

(Cost $88,272,470)		107,327,440

Information Technology — 33.6%

Accenture PLC, Class A	25,999	8,890,358

Adobe, Inc. *	18,547	10,653,582

Advanced Micro Devices, Inc. *	66,296	9,848,934

Akamai Technologies, Inc. *	6,138	625,094

Apple, Inc.	595,426	136,352,554

Applied Materials, Inc.	34,454	6,796,396

Autodesk, Inc. *	8,740	2,258,416

Cisco Systems, Inc.	166,599	8,419,913

Hewlett Packard Enterprise Co.	52,919	1,025,041

HP, Inc.	36,741	1,329,289

Intel Corp.	176,516	3,890,413

KLA Corp.	5,542	4,541,281

Lam Research Corp.	5,395	4,429,349

Micron Technology, Inc.	45,302	4,359,864

Microsoft Corp.	307,027	128,073,243

NVIDIA Corp.	1,016,413	121,329,220

ON Semiconductor Corp. *	18,518	1,441,997

QUALCOMM, Inc.	46,273	8,111,657

Salesforce, Inc.	40,017	10,120,299

TE Connectivity Ltd.	12,450	1,912,320

Western Digital Corp. *	13,176	864,214

(Cost $341,492,739)		475,273,434

Materials — 2.5%

Air Products and Chemicals, Inc.	9,090	2,534,747

Albemarle Corp.	4,901	442,315

Amcor PLC	63,443	725,788

Avery Dennison Corp.	3,094	686,404

Ball Corp.	13,506	861,818

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2024

	Number of Shares	Value $

CF Industries Holdings, Inc.	8,337	692,721

Corteva, Inc.	28,550	1,635,915

Dow, Inc.	28,426	1,523,065

Ecolab, Inc.	10,305	2,609,020

FMC Corp.	5,822	375,985

Freeport-McMoRan, Inc.	58,632	2,596,225

International Flavors & Fragrances, Inc.	10,376	1,079,000

Linde PLC	19,881	9,508,088

LyondellBasell Industries NV, Class A	10,732	1,059,248

Mosaic Co.	14,220	406,266

Newmont Corp.	46,941	2,506,180

PPG Industries, Inc.	10,033	1,301,581

Sherwin-Williams Co.	9,655	3,566,267

Smurfit WestRock PLC	21,405	1,015,025

(Cost $32,599,771)		35,125,658

Real Estate — 2.5%

Alexandria Real Estate Equities, Inc. REIT	6,649	795,021

American Tower Corp. REIT	19,049	4,268,119

AvalonBay Communities, Inc. REIT	5,945	1,341,965

BXP, Inc. REIT	6,420	482,912

CBRE Group, Inc., Class A *	11,905	1,370,742

CoStar Group, Inc. *	16,740	1,294,002

Digital Realty Trust, Inc. REIT	13,244	2,007,923

Equinix, Inc. REIT	3,866	3,225,636

Equity Residential REIT	13,614	1,019,416

Extra Space Storage, Inc. REIT	9,097	1,610,169

Federal Realty Investment Trust REIT	3,176	365,240

Healthpeak Properties, Inc. REIT	30,610	681,991

Host Hotels & Resorts, Inc. REIT	32,179	569,568

Iron Mountain, Inc. REIT	12,231	1,385,283

Kimco Realty Corp. REIT	27,249	633,812

Prologis, Inc. REIT	37,635	4,810,506

Public Storage REIT	6,384	2,194,308

Regency Centers Corp. REIT	6,416	466,379

	Number of Shares	Value $

SBA Communications Corp. REIT	4,705	1,066,435

UDR, Inc. REIT	13,629	606,627

Ventas, Inc. REIT	17,873	1,110,092

Welltower, Inc. REIT	24,392	2,943,626

Weyerhaeuser Co. REIT	31,330	955,252

(Cost $32,929,547)		35,205,024

Utilities — 1.3%

American Water Works Co., Inc.	8,280	1,185,034

Consolidated Edison, Inc.	14,123	1,434,332

Edison International	16,417	1,428,772

Entergy Corp.	9,113	1,099,848

Eversource Energy	14,847	1,002,618

Exelon Corp.	40,512	1,543,102

NextEra Energy, Inc.	83,835	6,749,556

Public Service Enterprise Group, Inc.	21,291	1,719,248

Sempra	25,558	2,100,356

(Cost $17,068,637)		18,262,866

TOTAL COMMON STOCKS

(Cost $1,165,239,946)		1,408,555,057

SECURITIES LENDING

COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c) (Cost $181,933)	181,933	181,933

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 5.24% (b) (Cost $2,883,809)	2,883,809	2,883,809

TOTAL INVESTMENTS — 99.9% (Cost $1,168,305,688)		1,411,620,799

Other assets and liabilities, net — 0.1%		1,495,682

NET ASSETS — 100.0%		1,413,116,481

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2024

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

—	181,933	(d)	—	—	—	105	—	181,933	181,933

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

1,432,502	18,533,485		(17,082,178)	—	—	112,507	—	2,883,809	2,883,809

1,432,502	18,715,418		(17,082,178)	—	—	112,612	—	3,065,742	3,065,742

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $177,025, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

REIT:	Real Estate Investment Trust

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

E-Mini S&P 500 ESG Futures	USD	16	3,931,220	4,020,800	9/20/2024	89,580

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD   U.S. Dollar

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$1,408,555,057	$—	$—	$1,408,555,057

Short-Term Investments (a)	3,065,742	—	—	3,065,742

Derivatives (b)

Futures Contracts	89,580	—	—	89,580

TOTAL	$1,411,710,379	$—	$—	$1,411,710,379

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers S&P 500 Growth ESG ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.7%

Communication Services — 16.6%

Alphabet, Inc., Class A	3,446	563,008

Alphabet, Inc., Class C	2,854	471,224

Electronic Arts, Inc.	92	13,967

Meta Platforms, Inc., Class A	2,043	1,065,036

Take-Two Interactive Software, Inc. *	76	12,290

(Cost $1,734,875)		2,125,525

Consumer Discretionary — 11.4%

Caesars Entertainment, Inc. *	137	5,157

Carnival Corp. *	676	11,154

Chipotle Mexican Grill, Inc. *	1,295	72,623

D.R. Horton, Inc.	280	52,853

Deckers Outdoor Corp. *	24	23,023

Etsy, Inc. *	46	2,534

Expedia Group, Inc. *	121	16,830

Hilton Worldwide Holdings, Inc.	238	52,274

Home Depot, Inc.	347	127,869

Las Vegas Sands Corp.	219	8,539

Lululemon Athletica, Inc. *	108	28,023

Marriott International, Inc., Class A	227	53,275

McDonald’s Corp.	300	86,598

MGM Resorts International *	161	6,052

NIKE, Inc., Class B	492	40,993

Norwegian Cruise Line Holdings Ltd. *	422	7,549

Pool Corp.	19	6,681

PulteGroup, Inc.	201	26,462

Ralph Lauren Corp.	18	3,083

Ross Stores, Inc.	318	47,894

Royal Caribbean Cruises Ltd. *	223	36,710

Starbucks Corp.	631	59,674

Tesla, Inc. *	2,586	553,688

TJX Cos., Inc.	696	81,620

Tractor Supply Co.	40	10,702

Ulta Beauty, Inc. *	31	10,938

Wynn Resorts Ltd.	95	7,304

Yum! Brands, Inc.	112	15,111

(Cost $1,308,964)		1,455,213

Consumer Staples — 4.5%

Coca-Cola Co.	1,435	103,994

Colgate-Palmolive Co.	308	32,802

Costco Wholesale Corp.	176	157,059

Hershey Co.	49	9,460

Lamb Weston Holdings, Inc.	83	5,139

Mondelez International, Inc., Class A	536	38,490

PepsiCo, Inc.	469	81,081

	Number of Shares	Value $

Procter & Gamble Co.	870	149,240

(Cost $498,119)		577,265

Energy — 2.0%

APA Corp.	349	9,943

Coterra Energy, Inc.	430	10,462

Diamondback Energy, Inc.	170	33,168

EOG Resources, Inc.	362	46,633

Hess Corp.	264	36,448

Marathon Oil Corp.	269	7,707

Marathon Petroleum Corp.	175	30,996

ONEOK, Inc.	355	32,788

Targa Resources Corp.	212	31,143

Williams Cos., Inc.	411	18,811

(Cost $235,446)		258,099

Financials — 7.4%

American Express Co.	377	97,511

Aon PLC, Class A	105	36,091

Arch Capital Group Ltd. *	354	40,034

Arthur J Gallagher & Co.	106	31,012

Cboe Global Markets, Inc.	59	12,119

FactSet Research Systems, Inc.	15	6,343

Marsh & McLennan Cos., Inc.	243	55,285

Mastercard, Inc., Class A	559	270,187

Moody’s Corp.	71	34,629

MSCI, Inc.	40	23,224

S&P Global, Inc.	134	68,774

Visa, Inc., Class A	982	271,395

(Cost $796,758)		946,604

Health Care — 10.6%

AbbVie, Inc.	618	121,320

Boston Scientific Corp. *	770	62,978

DaVita, Inc. *	25	3,773

Dexcom, Inc. *	230	15,948

Edwards Lifesciences Corp. *	213	14,901

Eli Lilly & Co.	664	637,453

IDEXX Laboratories, Inc. *	41	19,735

Merck & Co., Inc.	958	113,475

Mettler-Toledo International, Inc. *	8	11,513

Regeneron Pharmaceuticals, Inc. *	60	71,081

STERIS PLC	53	12,778

Stryker Corp.	206	74,247

UnitedHealth Group, Inc.	330	194,766

Waters Corp. *	19	6,581

(Cost $1,011,721)		1,360,549

Industrials — 8.9%

Allegion PLC	29	4,026

AMETEK, Inc.	109	18,644

Automatic Data Processing, Inc.	152	41,938

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth ESG ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Broadridge Financial Solutions, Inc.	58	12,346

Carrier Global Corp.	381	27,729

Caterpillar, Inc.	268	95,435

Cintas Corp.	45	36,230

CSX Corp.	932	31,940

Dayforce, Inc. *	74	4,231

Deere & Co.	140	54,004

Delta Air Lines, Inc.	341	14,489

Eaton Corp. PLC	234	71,822

General Electric Co.	444	77,531

Hubbell, Inc.	22	8,798

Illinois Tool Works, Inc.	122	30,888

Ingersoll Rand, Inc.	296	27,069

Otis Worldwide Corp.	137	12,973

PACCAR, Inc.	363	34,913

Parker-Hannifin Corp.	95	57,019

Paychex, Inc.	110	14,432

Pentair PLC	100	8,869

Quanta Services, Inc.	96	26,413

Republic Services, Inc.	115	23,944

Rockwell Automation, Inc.	52	14,146

Trane Technologies PLC	148	53,526

Uber Technologies, Inc. *	1,971	144,139

Union Pacific Corp.	260	66,583

United Rentals, Inc.	63	46,699

Verisk Analytics, Inc.	70	19,097

W.W. Grainger, Inc.	31	30,533

Waste Management, Inc.	165	34,987

(Cost $1,028,461)		1,145,393

Information Technology — 35.5%

Accenture PLC, Class A	321	109,766

Adobe, Inc. *	423	242,976

Advanced Micro Devices, Inc. *	1,525	226,554

Akamai Technologies, Inc. *	61	6,212

Apple, Inc.	5,132	1,175,228

Autodesk, Inc. *	106	27,391

KLA Corp.	127	104,068

Lam Research Corp.	123	100,984

Microsoft Corp.	2,595	1,082,478

NVIDIA Corp.	9,303	1,110,499

	Number of Shares	Value $

ON Semiconductor Corp. *	179	13,939

QUALCOMM, Inc.	549	96,240

Salesforce, Inc.	916	231,656

TE Connectivity Ltd.	104	15,974

(Cost $3,255,239)		4,543,965

Materials — 1.7%

CF Industries Holdings, Inc.	89	7,395

Ecolab, Inc.	124	31,395

Freeport-McMoRan, Inc.	679	30,066

Linde PLC	236	112,867

Sherwin-Williams Co.	111	41,000

(Cost $185,206)		222,723

Real Estate — 1.1%

American Tower Corp. REIT	183	41,003

CoStar Group, Inc. *	168	12,986

Digital Realty Trust, Inc. REIT	116	17,587

Equinix, Inc. REIT	43	35,878

Host Hotels & Resorts, Inc. REIT	366	6,478

Iron Mountain, Inc. REIT	128	14,497

SBA Communications Corp. REIT	44	9,973

(Cost $123,373)		138,402

TOTAL COMMON STOCKS

(Cost $10,178,162)		12,773,738

EXCHANGE-TRADED FUNDS — 0.3%

SPDR Portfolio S&P 500 Growth ETF

(Cost $30,312)	400	32,300

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 5.24% (a)

(Cost $5,966)	5,966	5,966

TOTAL INVESTMENTS — 100.0%

(Cost $10,214,440)		12,812,004

Other assets and liabilities, net — 0.0%		5,188

NET ASSETS — 100.0%		12,817,192

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers S&P 500 Growth ESG ETF (Continued)

August 31, 2024

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 5.24% (a)

1,630	161,955	(157,619)	—	—	283	—	5,966	5,966

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$12,773,738	$—	$—	$12,773,738

Exchange-Traded Funds	32,300	—	—	32,300

Short-Term Investments (a)	5,966	—	—	5,966

TOTAL	$12,812,004	$—	$—	$12,812,004

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Communication Services — 4.4%

AT&T, Inc.	3,233	64,337

Comcast Corp., Class A	1,765	69,841

Interpublic Group of Cos., Inc.	169	5,511

News Corp., Class A	167	4,731

News Corp., Class B	83	2,443

Omnicom Group, Inc.	87	8,737

Paramount Global, Class B (a)	274	2,869

Take-Two Interactive Software, Inc. *	35	5,660

T-Mobile US, Inc.	230	45,706

Walt Disney Co.	822	74,292

(Cost $266,262)		284,127

Consumer Discretionary — 5.8%

Aptiv PLC *	123	8,798

Best Buy Co., Inc.	84	8,434

BorgWarner, Inc.	101	3,441

Caesars Entertainment, Inc. *	53	1,995

Carnival Corp. *	115	1,898

eBay, Inc.	228	13,475

Etsy, Inc. *	38	2,093

General Motors Co.	508	25,288

Hasbro, Inc.	62	4,226

Home Depot, Inc.	282	103,917

Las Vegas Sands Corp.	60	2,339

Lowe’s Cos., Inc.	259	64,362

McDonald’s Corp.	182	52,536

MGM Resorts International *	55	2,067

Mohawk Industries, Inc. *	30	4,654

NIKE, Inc., Class B	305	25,413

Ralph Lauren Corp.	10	1,713

Starbucks Corp.	204	19,292

Tapestry, Inc.	101	4,138

Tractor Supply Co.	28	7,491

Ulta Beauty, Inc. *	7	2,470

Yum! Brands, Inc.	67	9,040

(Cost $335,664)		369,080

Consumer Staples — 10.3%

Archer-Daniels-Midland Co.	235	14,333

Campbell Soup Co.	87	4,326

Coca-Cola Co.	1,070	77,543

Colgate-Palmolive Co.	229	24,389

Conagra Brands, Inc.	210	6,552

Estee Lauder Cos., Inc., Class A	102	9,349

General Mills, Inc.	250	18,073

Hershey Co.	41	7,915

Hormel Foods Corp.	128	4,166

J M Smucker Co.	47	5,390

	Number of Shares	Value $

Kellanova	116	9,351

Keurig Dr Pepper, Inc.	458	16,767

Kraft Heinz Co.	351	12,436

Kroger Co.	305	16,229

Lamb Weston Holdings, Inc.	22	1,362

McCormick & Co., Inc.	111	8,883

Molson Coors Beverage Co., Class B	81	4,372

Mondelez International, Inc., Class A	360	25,852

PepsiCo, Inc.	397	68,633

Procter & Gamble Co.	648	111,158

Sysco Corp.	219	17,075

Target Corp.	209	32,107

Tyson Foods, Inc., Class A	126	8,103

Walgreens Boots Alliance, Inc.	315	2,914

Walmart, Inc.	1,923	148,513

(Cost $565,906)		655,791

Energy — 4.9%

Baker Hughes Co.	440	15,475

Chevron Corp.	773	114,365

Devon Energy Corp.	282	12,628

EQT Corp.	263	8,813

Halliburton Co.	392	12,187

Kinder Morgan, Inc.	886	19,111

Marathon Petroleum Corp.	73	12,930

Occidental Petroleum Corp.	310	17,664

ONEOK, Inc.	97	8,959

Phillips 66	189	26,519

Schlumberger NV	649	28,549

Valero Energy Corp.	150	22,009

Williams Cos., Inc.	327	14,967

(Cost $319,737)		314,176

Financials — 25.7%

Aflac, Inc.	232	25,604

Allstate Corp.	116	21,917

American Express Co.	75	19,399

American International Group, Inc.	304	23,423

Ameriprise Financial, Inc.	21	9,438

Aon PLC, Class A	47	16,155

Arthur J Gallagher & Co.	47	13,751

Assurant, Inc.	23	4,516

Bank of America Corp.	3,073	125,225

Bank of New York Mellon Corp.	334	22,785

BlackRock, Inc.	63	56,814

Blackstone, Inc.	89	12,670

Capital One Financial Corp.	174	25,566

Cboe Global Markets, Inc.	22	4,519

Charles Schwab Corp.	674	43,877

Chubb Ltd.	183	52,005

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Citigroup, Inc.	862	53,996

Citizens Financial Group, Inc.	205	8,825

CME Group, Inc.	105	22,653

Discover Financial Services	51	7,074

FactSet Research Systems, Inc.	11	4,651

Fidelity National Information Services, Inc.	247	20,365

Fifth Third Bancorp	300	12,807

Fiserv, Inc. *	127	22,174

Franklin Resources, Inc.	130	2,631

Global Payments, Inc.	115	12,766

Globe Life, Inc.	49	5,147

Goldman Sachs Group, Inc.	146	74,497

Hartford Financial Services Group, Inc.	131	15,209

Huntington Bancshares, Inc.	637	9,536

Intercontinental Exchange, Inc.	261	42,165

Invesco Ltd.	256	4,375

Jack Henry & Associates, Inc.	32	5,537

JPMorgan Chase & Co.	1,294	290,891

KeyCorp	412	7,029

M&T Bank Corp.	73	12,564

MarketAxess Holdings, Inc.	15	3,636

Mastercard, Inc., Class A	104	50,267

MetLife, Inc.	270	20,920

Moody’s Corp.	37	18,046

Morgan Stanley	566	58,643

MSCI, Inc.	15	8,709

Nasdaq, Inc.	184	13,263

Northern Trust Corp.	90	8,209

PayPal Holdings, Inc. *	472	34,187

PNC Financial Services Group, Inc.	181	33,501

Principal Financial Group, Inc.	97	7,898

Prudential Financial, Inc.	159	19,264

Raymond James Financial, Inc.	83	9,924

Regions Financial Corp.	407	9,532

S&P Global, Inc.	81	41,572

State Street Corp.	133	11,584

Synchrony Financial	179	8,997

T. Rowe Price Group, Inc.	99	10,498

Travelers Cos., Inc.	100	22,807

Truist Financial Corp.	608	27,032

US Bancorp	708	33,439

Visa, Inc., Class A	241	66,605

Willis Towers Watson PLC	45	13,145

(Cost $1,301,258)		1,644,234

Health Care — 20.5%

Abbott Laboratories	785	88,917

AbbVie, Inc.	502	98,548

Agilent Technologies, Inc.	135	19,294

Amgen, Inc.	242	80,787

	Number of Shares	Value $

Baxter International, Inc.	223	8,461

Becton Dickinson and Co.	131	31,756

Biogen, Inc. *	64	13,105

Bio-Rad Laboratories, Inc., Class A *	12	4,048

Boston Scientific Corp. *	301	24,619

Bristol-Myers Squibb Co.	917	45,804

Cardinal Health, Inc.	107	12,061

Catalent, Inc. *	80	4,877

Cencora, Inc.	73	17,489

Centene Corp. *	246	19,392

Charles River Laboratories International, Inc. *	23	4,548

Cigna Group	129	46,673

CVS Health Corp.	554	31,711

Danaher Corp.	297	79,985

DaVita, Inc. *	14	2,113

Edwards Lifesciences Corp. *	168	11,753

Elevance Health, Inc.	104	57,917

Gilead Sciences, Inc.	562	44,398

Humana, Inc.	54	19,141

Incyte Corp. *	82	5,384

IQVIA Holdings, Inc. *	50	12,577

Medtronic PLC	601	53,237

Merck & Co., Inc.	685	81,138

Mettler-Toledo International, Inc. *	6	8,634

Moderna, Inc. *	146	11,300

Pfizer, Inc.	2,557	74,179

Quest Diagnostics, Inc.	49	7,691

Regeneron Pharmaceuticals, Inc. *	19	22,509

Revvity, Inc.	54	6,617

Stryker Corp.	54	19,463

Thermo Fisher Scientific, Inc.	106	65,197

UnitedHealth Group, Inc.	257	151,681

Waters Corp. *	16	5,542

Zoetis, Inc.	91	16,698

(Cost $1,195,868)		1,309,244

Industrials — 9.3%

Allegion PLC	24	3,332

American Airlines Group, Inc. *	288	3,059

AMETEK, Inc.	53	9,066

Automatic Data Processing, Inc.	113	31,178

Broadridge Financial Solutions, Inc.	22	4,683

C.H. Robinson Worldwide, Inc.	52	5,383

Carrier Global Corp.	191	13,901

Caterpillar, Inc.	94	33,473

Cintas Corp.	18	14,492

CSX Corp.	435	14,907

Cummins, Inc.	63	19,710

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Dayforce, Inc. *	31	1,772

Deere & Co.	51	19,673

Delta Air Lines, Inc.	124	5,269

Dover Corp.	62	11,534

Eaton Corp. PLC	70	21,485

Emerson Electric Co.	260	27,401

General Electric Co.	282	49,243

Hubbell, Inc.	13	5,199

IDEX Corp.	33	6,814

Illinois Tool Works, Inc.	65	16,457

Ingersoll Rand, Inc.	41	3,749

JB Hunt Transport Services, Inc.	36	6,235

Johnson Controls International PLC	300	21,855

Masco Corp.	44	3,501

Norfolk Southern Corp.	103	26,384

Otis Worldwide Corp.	109	10,321

PACCAR, Inc.	62	5,963

Parker-Hannifin Corp.	12	7,202

Paychex, Inc.	85	11,152

Pentair PLC	31	2,749

Quanta Services, Inc.	20	5,503

Republic Services, Inc.	39	8,120

Rockwell Automation, Inc.	26	7,073

Stanley Black & Decker, Inc.	67	6,858

Trane Technologies PLC	31	11,211

Union Pacific Corp.	152	38,926

United Parcel Service, Inc., Class B	331	42,550

Verisk Analytics, Inc.	29	7,912

W.W. Grainger, Inc.	5	4,925

Waste Management, Inc.	89	18,872

Westinghouse Air Brake Technologies Corp.	79	13,396

Xylem, Inc.	112	15,403

(Cost $499,953)		597,891

Information Technology — 6.6%

Accenture PLC, Class A	131	44,796

Akamai Technologies, Inc. *	45	4,583

Analog Devices, Inc.	94	22,075

Autodesk, Inc. *	45	11,628

Cisco Systems, Inc.	1,832	92,589

First Solar, Inc. *	47	10,687

Hewlett Packard Enterprise Co.	572	11,080

HP, Inc.	384	13,893

Intel Corp.	1,924	42,405

Keysight Technologies, Inc. *	77	11,867

Micron Technology, Inc.	500	48,120

Motorola Solutions, Inc.	31	13,703

NetApp, Inc.	57	6,881

NXP Semiconductors NV	28	7,178

ON Semiconductor Corp. *	105	8,176

	Number of Shares	Value $

QUALCOMM, Inc.	240	42,072

Seagate Technology Holdings PLC	51	5,077

TE Connectivity Ltd.	83	12,749

Western Digital Corp. *	143	9,379

(Cost $390,101)		418,938

Materials — 4.1%

Air Products and Chemicals, Inc.	101	28,164

Albemarle Corp.	52	4,693

Amcor PLC	636	7,276

Ball Corp.	139	8,869

Corteva, Inc.	309	17,706

Dow, Inc.	329	17,628

Ecolab, Inc.	55	13,925

FMC Corp.	55	3,552

Freeport-McMoRan, Inc.	315	13,948

International Flavors & Fragrances, Inc.	112	11,647

Linde PLC	105	50,216

LyondellBasell Industries NV, Class A	113	11,153

Newmont Corp.	525	28,030

PPG Industries, Inc.	104	13,492

Sherwin-Williams Co.	52	19,207

Smurfit WestRock PLC	230	10,906

(Cost $219,473)		260,412

Real Estate — 4.7%

Alexandria Real Estate Equities, Inc. REIT	69	8,250

American Tower Corp. REIT	125	28,008

AvalonBay Communities, Inc. REIT	66	14,898

BXP, Inc. REIT	64	4,814

CBRE Group, Inc., Class A *	131	15,083

Digital Realty Trust, Inc. REIT	84	12,735

Equinix, Inc. REIT	23	19,190

Equity Residential REIT	152	11,382

Extra Space Storage, Inc. REIT	98	17,346

Federal Realty Investment Trust REIT	42	4,830

Healthpeak Properties, Inc. REIT	311	6,929

Host Hotels & Resorts, Inc. REIT	178	3,151

Iron Mountain, Inc. REIT	63	7,135

Kimco Realty Corp. REIT	293	6,815

Prologis, Inc. REIT	419	53,557

Public Storage REIT	40	13,749

Regency Centers Corp. REIT	72	5,234

SBA Communications Corp. REIT	28	6,347

UDR, Inc. REIT	133	5,920

Ventas, Inc. REIT	177	10,993

Welltower, Inc. REIT	272	32,825

Weyerhaeuser Co. REIT	321	9,787

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

August 31, 2024

	Number of Shares	Value $

(Cost $256,265)		298,978

Utilities — 3.1%

American Water Works Co., Inc.	86	12,308

Consolidated Edison, Inc.	160	16,250

Edison International	169	14,708

Entergy Corp.	93	11,224

Eversource Energy	154	10,400

Exelon Corp.	438	16,683

NextEra Energy, Inc.	927	74,633

Public Service Enterprise Group, Inc.	229	18,492

Sempra	289	23,750

(Cost $170,272)		198,448

TOTAL COMMON STOCKS

(Cost $5,520,759)		6,351,319

EXCHANGE-TRADED FUNDS — 0.4%

SPDR Portfolio S&P 500 Value ETF (Cost $22,977)	525	27,600

	Number of Shares	Value $

SECURITIES LENDING

COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c) (Cost $2,333)	2,333	2,333

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 5.24% (b) (Cost $2,715)	2,715	2,715

TOTAL INVESTMENTS — 99.9%

(Cost $5,548,784)		6,383,967

Other assets and liabilities, net — 0.1%		7,693

NET ASSETS — 100.0%		6,391,660

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

—	2,333	(d)	—	—	—	—	—	2,333	2,333

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

493	204,131		(201,909)	—	—	188	—	2,715	2,715

493	206,464		(201,909)	—	—	188	—	5,048	5,048

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $2,270, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value ESG ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$6,351,319	$—	$—	$6,351,319

Exchange-Traded Funds	27,600	—	—	27,600

Short-Term Investments (a)	5,048	—	—	5,048

TOTAL	$6,383,967	$—	$—	$6,383,967

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers S&P ESG Dividend Aristocrats ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 98.7%

Consumer Discretionary — 8.2%

Best Buy Co., Inc.	1,728	173,491

Genuine Parts Co.	427	61,172

Lowe’s Cos., Inc.	248	61,628

McDonald’s Corp.	196	56,577

NIKE, Inc., Class B	332	27,662

Polaris, Inc.	887	75,085

(Cost $420,765)		455,615

Consumer Staples — 18.7%

Archer-Daniels-Midland Co.	1,124	68,553

Brown-Forman Corp., Class B	765	34,876

Church & Dwight Co., Inc.	299	30,462

Coca-Cola Co.	1,309	94,863

Colgate-Palmolive Co.	778	82,857

Hormel Foods Corp.	2,796	91,010

J M Smucker Co.	723	82,914

Kimberly-Clark Corp.	776	112,256

McCormick & Co., Inc.	964	77,149

PepsiCo, Inc.	441	76,240

Procter & Gamble Co.	440	75,478

Sysco Corp.	966	75,319

Target Corp.	588	90,328

Walmart, Inc.	648	50,045

(Cost $1,004,130)		1,042,350

Energy — 3.7%

Chevron Corp.	677	100,162

Exxon Mobil Corp.	906	106,854

(Cost $215,391)		207,016

Financials — 8.7%

Aflac, Inc.	710	78,356

Chubb Ltd.	164	46,605

FactSet Research Systems, Inc.	45	19,028

Franklin Resources, Inc.	4,285	86,728

Jack Henry & Associates, Inc.	200	34,606

S&P Global, Inc.	45	23,096

SEI Investments Co.	628	42,472

T. Rowe Price Group, Inc.	1,259	133,504

W.R. Berkley Corp.	333	19,880

(Cost $448,155)		484,275

Health Care — 8.5%

Abbott Laboratories	483	54,709

AbbVie, Inc.	703	138,006

Becton Dickinson and Co.	183	44,361

Cardinal Health, Inc.	511	57,600

Medtronic PLC	1,136	100,627

Perrigo Co. PLC	2,506	72,925

West Pharmaceutical Services, Inc.	19	5,959

	Number of Shares	Value $

(Cost $421,075)		474,187

Industrials — 16.7%

ABM Industries, Inc.	1,095	62,579

Automatic Data Processing, Inc.	249	68,702

C.H. Robinson Worldwide, Inc.	889	92,020

Carlisle Cos., Inc.	94	39,837

Caterpillar, Inc.	153	54,483

Cintas Corp.	36	28,984

Donaldson Co., Inc.	601	43,711

Dover Corp.	238	44,275

Emerson Electric Co.	562	59,229

Expeditors International of Washington, Inc.	237	29,248

Illinois Tool Works, Inc.	225	56,966

Lincoln Electric Holdings, Inc.	152	29,429

MSA Safety, Inc.	171	31,230

Nordson Corp.	107	27,452

Pentair PLC	486	43,103

Republic Services, Inc.	186	38,727

Stanley Black & Decker, Inc.	925	94,683

Toro Co.	433	40,096

Waste Management, Inc.	210	44,529

(Cost $775,588)		929,283

Information Technology — 7.9%

Analog Devices, Inc.	240	56,361

Badger Meter, Inc.	89	18,418

International Business Machines Corp.	599	121,076

Microchip Technology, Inc.	623	51,186

QUALCOMM, Inc.	418	73,275

Roper Technologies, Inc.	26	14,415

Texas Instruments, Inc.	481	103,097

(Cost $349,522)		437,828

Materials — 8.5%

Air Products and Chemicals, Inc.	273	76,126

Albemarle Corp.	318	28,700

AptarGroup, Inc.	254	38,910

Ecolab, Inc.	151	38,230

HB Fuller Co.	314	26,897

Linde PLC	80	38,260

Nucor Corp.	181	27,496

PPG Industries, Inc.	362	46,962

RPM International, Inc.	448	52,080

Sherwin-Williams Co.	74	27,334

Sonoco Products Co.	1,053	59,568

Stepan Co.	170	13,197

(Cost $454,718)		473,760

Real Estate — 6.6%

Essex Property Trust, Inc. REIT	384	115,887

Federal Realty Investment Trust REIT	984	113,160

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P ESG Dividend Aristocrats ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Realty Income Corp. REIT	2,260	140,369

(Cost $313,279)		369,416

Utilities — 11.2%

California Water Service Group	686	37,956

Edison International	1,551	134,983

Eversource Energy	1,874	126,551

NextEra Energy, Inc.	1,276	102,731

ONE Gas, Inc.	869	59,909

Spire, Inc.	844	55,679

UGI Corp.	4,138	103,078

(Cost $545,722)		620,887

TOTAL COMMON STOCKS
(Cost $4,948,345)		5,494,617

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 1.2%

ProShares S&P 500 Dividend Aristocrats ETF (Cost $59,905)	615	64,458

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 5.24% (a) (Cost $2,341)	2,341	2,341

TOTAL INVESTMENTS — 99.9%

(Cost $5,010,591)		5,561,416

Other assets and liabilities, net — 0.1%		8,270

NET ASSETS — 100.0%		5,569,686

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 5.24% (a)

1,971	243,199	(242,829)	—	—	290	—	2,341	2,341

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers S&P ESG Dividend Aristocrats ETF (Continued)

August 31, 2024

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$5,494,617	$—	$—	$5,494,617

Exchange-Traded Funds	64,458	—	—	64,458

Short-Term Investments (a)	2,341	—	—	2,341

TOTAL	$5,561,416	$—	$—	$5,561,416

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF

August 31, 2024

	Number of Shares	Value $

COMMON STOCKS — 98.3%

Communication Services — 1.0%

Frontier Communications

Parent, Inc. *	687	19,785

Nexstar Media Group, Inc.	95	16,234

TEGNA, Inc.	545	7,565

Ziff Davis, Inc. *	136	6,646

ZoomInfo Technologies, Inc. *	873	8,634

(Cost $68,282)		58,864

Consumer Discretionary — 14.9%

Adient PLC *	269	6,085

Aramark	820	30,037

Autoliv, Inc.	225	23,056

AutoNation, Inc. *	76	13,526

Boyd Gaming Corp.	205	12,304

Brunswick Corp.	203	16,047

Burlington Stores, Inc. *	194	52,038

Capri Holdings Ltd. *	365	13,038

Carter’s, Inc.	109	7,183

Choice Hotels International, Inc.	73	9,314

Churchill Downs, Inc.	206	28,628

Dick’s Sporting Goods, Inc.	177	41,942

Floor & Decor Holdings, Inc., Class A *	332	37,330

Gap, Inc.	667	14,961

Goodyear Tire & Rubber Co. *	885	7,806

Grand Canyon Education, Inc. *	95	13,776

H&R Block, Inc.	427	27,033

Harley-Davidson, Inc.	374	14,003

Helen of Troy Ltd. *	70	3,737

Hyatt Hotels Corp., Class A	140	21,269

KB Home	223	18,667

Lear Corp.	175	20,414

Lithia Motors, Inc.	84	25,291

Macy’s, Inc.	855	13,312

Marriott Vacations Worldwide Corp.	98	7,252

Nordstrom, Inc.	287	6,412

Penske Automotive Group, Inc.	57	9,696

Planet Fitness, Inc., Class A *	266	21,602

Polaris, Inc.	170	14,390

PVH Corp.	176	17,369

Service Corp. International	448	35,065

Taylor Morrison Home Corp. *	325	21,882

Tempur Sealy International, Inc.	530	27,788

Texas Roadhouse, Inc.	206	34,762

Thor Industries, Inc.	166	17,805

Toll Brothers, Inc.	316	45,526

TopBuild Corp. *	98	38,516

Travel + Leisure Co.	214	9,472

	Number of Shares	Value $

Under Armour, Inc., Class A *	557	4,283

Under Armour, Inc., Class C *	563	4,200

Valvoline, Inc. *	402	16,964

Visteon Corp. *	82	8,301

Wendy’s Co.	493	8,342

Whirlpool Corp.	175	17,551

Williams-Sonoma, Inc.	400	53,732

Wyndham Hotels & Resorts, Inc.	245	19,281

(Cost $820,317)		910,988

Consumer Staples — 3.5%

BJ’s Wholesale Club Holdings, Inc. *	415	33,183

Coty, Inc., Class A *	1,200	11,256

Darling Ingredients, Inc. *	495	20,656

elf Beauty, Inc. *	169	25,315

Ingredion, Inc.	199	26,728

Pilgrim’s Pride Corp. *	118	5,496

Post Holdings, Inc. *	157	18,176

Sprouts Farmers Market, Inc. *	311	32,360

US Foods Holding Corp. *	684	40,500

(Cost $183,282)		213,670

Energy — 4.8%

Antero Midstream Corp.	1,062	15,792

Antero Resources Corp. *	905	24,426

Chesapeake Energy Corp.	338	25,178

Civitas Resources, Inc.	282	17,295

CNX Resources Corp. *	475	13,143

DT Midstream, Inc.	298	23,420

HF Sinclair Corp.	460	22,604

Murphy Oil Corp.	445	16,590

NOV, Inc.	1,209	21,484

Ovintiv, Inc.	764	32,722

Range Resources Corp.	736	21,992

Southwestern Energy Co. *	3,375	21,532

Valaris Ltd. *	195	11,907

Weatherford International PLC	230	24,136

(Cost $304,003)		292,221

Financials — 18.0%

Affiliated Managers Group, Inc.	99	17,209

Ally Financial, Inc.	845	36,496

Annaly Capital Management, Inc. REIT	1,518	30,603

Associated Banc-Corp.	438	10,021

Bank OZK	332	14,392

Brighthouse Financial, Inc. *	188	8,629

Cadence Bank	570	18,400

CNO Financial Group, Inc.	323	11,279

Columbia Banking System, Inc.	661	16,644

Commerce Bancshares, Inc.	366	23,409

Cullen/Frost Bankers, Inc.	197	22,109

East West Bancorp, Inc.	428	35,982

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Equitable Holdings, Inc.	945	40,181

Erie Indemnity Co., Class A	76	38,626

Essent Group Ltd.	330	21,216

Euronet Worldwide, Inc. *	130	14,028

Evercore, Inc., Class A	107	26,294

Federated Hermes, Inc.	241	8,266

Fidelity National Financial, Inc.	785	46,284

First American Financial Corp.	320	20,416

First Horizon Corp.	1,648	27,340

FNB Corp.	1,123	16,823

Glacier Bancorp, Inc.	351	16,602

Hanover Insurance Group, Inc.	110	16,169

Janus Henderson Group PLC	391	14,706

Jefferies Financial Group, Inc.	518	31,054

MGIC Investment Corp.	804	20,446

New York Community Bancorp, Inc. (a)	801	8,683

Old National Bancorp.	977	19,393

Pinnacle Financial Partners, Inc.	235	23,399

Primerica, Inc.	106	27,902

Reinsurance Group of America, Inc.	205	45,256

RenaissanceRe Holdings Ltd.	165	42,040

RLI Corp.	124	19,108

SEI Investments Co.	307	20,762

Selective Insurance Group, Inc.	188	17,104

SLM Corp.	700	15,442

Starwood Property Trust, Inc. REIT	921	19,194

Stifel Financial Corp.	320	28,205

Synovus Financial Corp.	455	20,985

Texas Capital Bancshares, Inc. *	139	9,344

UMB Financial Corp.	129	13,363

Unum Group	550	30,520

Valley National Bancorp	1,257	10,911

Voya Financial, Inc.	304	21,532

Webster Financial Corp.	528	25,043

Western Union Co.	1,034	12,615

WEX, Inc. *	135	25,788

Wintrust Financial Corp.	189	20,563

Zions Bancorp NA	457	22,649

(Cost $976,431)		1,103,425

Health Care — 7.5%

Acadia Healthcare Co., Inc. *	284	23,268

Amedisys, Inc. *	105	10,291

Azenta, Inc. *	164	8,121

Cytokinetics, Inc. *	350	19,978

Doximity, Inc., Class A *	385	14,160

Encompass Health Corp.	306	28,473

Enovis Corp. *	146	6,804

Envista Holdings Corp. *	535	9,769

Exelixis, Inc. *	894	23,271

	Number of Shares	Value $

Haemonetics Corp. *	159	12,017

Halozyme Therapeutics, Inc. *	389	24,838

HealthEquity, Inc. *	275	21,879

Jazz Pharmaceuticals PLC *	194	22,500

Lantheus Holdings, Inc. *	212	22,572

LivaNova PLC *	170	8,566

Neogen Corp. *	581	10,022

Neurocrine Biosciences, Inc. *	304	38,626

Option Care Health, Inc. *	522	16,715

Progyny, Inc. *	246	5,779

R1 RCM, Inc. *	625	8,819

Repligen Corp. *	160	24,149

Tenet Healthcare Corp. *	300	49,752

United Therapeutics Corp. *	138	50,170

(Cost $423,795)		460,539

Industrials — 21.3%

Acuity Brands, Inc.	93	23,687

Advanced Drainage Systems, Inc.	207	32,449

AGCO Corp.	192	17,480

Avis Budget Group, Inc.	55	4,509

Brink’s Co.	133	14,754

Carlisle Cos., Inc.	145	61,451

Chart Industries, Inc. *	130	15,912

Clean Harbors, Inc. *	153	37,623

Comfort Systems USA, Inc.	108	38,180

Concentrix Corp.	139	10,457

Crane Co.	150	23,757

Donaldson Co., Inc.	366	26,619

EMCOR Group, Inc.	145	56,994

EnerSys	127	12,869

Esab Corp.	176	18,475

ExlService Holdings, Inc. *	486	17,758

Flowserve Corp.	405	20,201

Fortune Brands Innovations, Inc.	385	30,573

FTI Consulting, Inc. *	107	24,429

GATX Corp.	111	15,662

Genpact Ltd.	514	20,164

GXO Logistics, Inc. *	369	18,468

Insperity, Inc.	113	10,621

ITT, Inc.	249	34,666

Kirby Corp. *	181	21,706

Knight-Swift Transportation Holdings, Inc.	494	25,876

Landstar System, Inc.	111	20,264

Lennox International, Inc.	100	59,019

Lincoln Electric Holdings, Inc.	173	33,495

ManpowerGroup, Inc.	144	10,644

MasTec, Inc. *	186	21,042

Maximus, Inc.	190	17,529

MDU Resources Group, Inc.	635	16,313

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2024

	Number of Shares	Value $

MSA Safety, Inc.	114	20,820

MSC Industrial Direct Co., Inc., Class A	135	11,102

nVent Electric PLC	515	34,999

Owens Corning	268	45,220

Regal Rexnord Corp.	202	33,898

Ryder System, Inc.	140	20,334

Sensata Technologies Holding PLC	468	18,041

Simpson Manufacturing Co., Inc.	126	23,066

Stericycle, Inc. *	288	17,067

Terex Corp.	210	11,922

Tetra Tech, Inc.	170	40,416

Timken Co.	205	17,329

Toro Co.	317	29,354

Trex Co., Inc. *	330	21,034

Valmont Industries, Inc.	62	17,717

Watsco, Inc.	99	47,067

Watts Water Technologies, Inc., Class A	85	16,720

WESCO International, Inc.	135	22,326

XPO, Inc. *	354	40,575

(Cost $1,126,574)		1,302,653

Information Technology — 9.6%

Allegro MicroSystems, Inc. *	265	6,501

Amkor Technology, Inc.	325	10,693

Arrow Electronics, Inc. *	165	22,288

ASGN, Inc. *	139	13,366

Avnet, Inc.	282	15,561

Belden, Inc.	123	13,195

Blackbaud, Inc. *	124	10,366

Ciena Corp. *	446	25,712

Cirrus Logic, Inc. *	166	24,185

Coherent Corp. *	405	31,570

CommVault Systems, Inc. *	138	21,445

Dolby Laboratories, Inc., Class A	187	13,344

Dropbox, Inc., Class A *	756	19,006

Dynatrace, Inc. *	738	37,358

Kyndryl Holdings, Inc. *	712	16,867

Littelfuse, Inc.	76	20,687

Lumentum Holdings, Inc. *	199	11,464

MACOM Technology Solutions Holdings, Inc. *	169	18,460

Manhattan Associates, Inc. *	187	49,448

Novanta, Inc. *	111	20,344

Onto Innovation, Inc. *	151	32,196

Power Integrations, Inc.	168	11,273

Pure Storage, Inc., Class A *	945	48,469

Rambus, Inc. *	332	14,847

Silicon Laboratories, Inc. *	100	11,837

Synaptics, Inc. *	125	10,178

Teradata Corp. *	288	8,133

	Number of Shares	Value $

Universal Display Corp.	133	25,765

Vontier Corp.	477	16,709

Wolfspeed, Inc. *	371	3,617

(Cost $564,420)		584,884

Materials — 7.4%

Alcoa Corp.	757	24,300

AptarGroup, Inc.	205	31,404

Arcadium Lithium PLC *	3,041	8,241

Ashland, Inc.	157	14,051

Avient Corp.	285	14,002

Axalta Coating Systems Ltd. *	674	24,601

Berry Global Group, Inc.	360	24,790

Cabot Corp.	173	18,184

Cleveland-Cliffs, Inc. *	1,470	19,198

Commercial Metals Co.	360	19,292

Crown Holdings, Inc.	364	32,909

Eagle Materials, Inc.	106	27,321

Graphic Packaging Holding Co.	933	27,925

Greif, Inc., Class A	75	4,689

Louisiana-Pacific Corp.	198	19,216

Royal Gold, Inc.	201	28,174

RPM International, Inc.	400	46,500

Scotts Miracle-Gro Co.	124	8,802

Sonoco Products Co.	304	17,197

United States Steel Corp.	683	25,893

Westlake Corp.	100	14,544

(Cost $444,205)		451,233

Real Estate — 8.5%

Agree Realty Corp. REIT	310	22,633

American Homes 4 Rent, Class A REIT	1,000	39,770

Brixmor Property Group, Inc. REIT	925	25,336

COPT Defense Properties REIT	331	9,861

Cousins Properties, Inc. REIT	447	12,744

CubeSmart REIT	695	36,022

EastGroup Properties, Inc. REIT	146	27,214

Equity LifeStyle Properties, Inc. REIT	564	41,008

Healthcare Realty Trust, Inc. REIT	1,176	20,933

Jones Lang LaSalle, Inc. *	145	37,008

Kilroy Realty Corp. REIT	340	12,332

Kite Realty Group Trust REIT	686	17,891

NNN REIT, Inc. REIT	558	26,220

Omega Healthcare Investors, Inc. REIT	749	29,615

Park Hotels & Resorts, Inc. REIT	660	10,085

PotlatchDeltic Corp. REIT	234	10,170

Rayonier, Inc. REIT	430	13,248

Rexford Industrial Realty, Inc. REIT	670	34,116

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2024

	Number of Shares	Value $

Sabra Health Care REIT, Inc. REIT	750	12,780

STAG Industrial, Inc. REIT	560	22,725

Vornado Realty Trust REIT	503	17,288

WP Carey, Inc. REIT	675	40,514

(Cost $475,913)		519,513

Utilities — 1.8%

Essential Utilities, Inc.	765	29,827

National Fuel Gas Co.	288	17,211

New Jersey Resources Corp.	310	14,356

ONE Gas, Inc.	178	12,271

Ormat Technologies, Inc.	170	12,670

Spire, Inc.	177	11,677

UGI Corp.	618	15,395

(Cost $119,193)		113,407

TOTAL COMMON STOCKS
(Cost $5,506,415)		6,011,397

EXCHANGE-TRADED FUNDS — 1.1%

iShares ESG Screened S&P Mid-Cap ETF	1,075	44,940

SPDR S&P MidCap 400 ETF Trust	40	22,612
(Cost $59,095)		67,552

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c) (Cost $11)	11	11

CASH EQUIVALENTS — 0.5%

DWS Government Money Market Series “Institutional Shares”, 5.24% (b) (Cost $28,664)	28,664	28,664

TOTAL INVESTMENTS — 99.9%

(Cost $5,594,185)		6,107,624

Other assets and liabilities, net — 0.1%		5,442

NET ASSETS — 100.0%		6,113,066

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.21% (b)(c)

77,625	—	(77,614)	(d)	—	—	106	—	11	11

CASH EQUIVALENTS — 0.5%

DWS Government Money Market Series “Institutional Shares”, 5.24% (b)

9,093	441,798	(422,227)		—	—	1,128	—	28,664	28,664

86,718	441,798	(499,841)		—	—	1,234	—	28,675	28,675

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $11, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

REIT:   Real Estate Investment Trust

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2024

At August 31, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-mini S&P MidCap 400 Index Futures	USD	1	29,600	30,981	9/20/2024	1,381

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD   U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$6,011,397	$—	$—	$6,011,397

Exchange-Traded Funds	67,552	—	—	67,552

Short-Term Investments (a)	28,675	—	—	28,675

Derivatives (b)
Futures Contracts	1,381	—	—	1,381

TOTAL	$6,109,005	$—	$—	$6,109,005

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  23

Statements of Assets and Liabilities

August 31, 2024

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P 500 Growth ESG ETF	Xtrackers S&P 500 Value ESG ETF	Xtrackers S&P ESG Dividend Aristocrats ETF

Assets
Investment in non-affiliated securities at value	$1,408,555,057	$12,806,038	$6,378,919	$5,559,075
Investment in DWS Government Money Market Series	2,883,809	5,966	2,715	2,341
Investment in DWS Government & Agency Securities Portfolio*	181,933	—	2,333	—
Deposit with broker for futures contracts	167,200	—	—	—
Receivables:
Capital shares	43,997,925	—	—	—
Variation margin on futures contracts	32,160	—	—	—
Dividends	1,578,923	6,719	10,794	8,939
Interest	10,666	51	15	15
Affiliated securities lending income	8	—	—	—
Total assets	$1,457,407,681	$12,818,774	$6,394,776	$5,570,370

Liabilities
Payable upon return of securities loaned	$181,933	$—	$2,333	$—
Payables:
Investment securities purchased	43,998,346	—	—	—
Investment advisory fees	110,921	1,582	783	684
Total liabilities	44,291,200	1,582	3,116	684
Net Assets, at value	$1,413,116,481	$12,817,192	$6,391,660	$5,569,686

Net Assets Consist of
Paid-in capital	$1,194,840,882	$10,386,016	$5,610,934	$5,331,119
Distributable earnings (loss)	218,275,599	2,431,176	780,726	238,567
Net Assets, at value	$1,413,116,481	$12,817,192	$6,391,660	$5,569,686
Number of Common Shares outstanding	27,300,001	300,001	200,001	200,001
Net Asset Value	$51.76	$42.72	$31.96	$27.85

Investment in non-affiliated securities at cost	$1,165,239,946	$10,208,474	$5,543,736	$5,008,250
Value of securities loaned	$177,025	$—	$2,270	$—
Investment in DWS Government Money Market Series at cost	$2,883,809	$5,966	$2,715	$2,341
Investment in DWS Government & Agency Securities Portfolio at cost*	$181,933	$—	$2,333	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

24  |  DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2024

Xtrackers S&P MidCap 400 ESG ETF

Assets
Investment in non-affiliated securities at value	$6,078,949
Investment in DWS Government Money Market Series	28,664
Investment in DWS Government & Agency Securities Portfolio*	11
Deposit with broker for futures contracts	1,925
Receivables:
Variation margin on futures contracts	211
Dividends	3,940
Interest	126
Total assets	$6,113,826

Liabilities
Payable upon return of securities loaned	$11
Payables:
Investment advisory fees	749
Total liabilities	760
Net Assets, at value	$6,113,066

Net Assets Consist of
Paid-in capital	$6,097,883
Distributable earnings (loss)	15,183
Net Assets, at value	$6,113,066
Number of Common Shares outstanding	200,001
Net Asset Value	$30.57

Investment in non-affiliated securities at cost	$5,565,510
Value of securities loaned	$11
Investment in DWS Government Money Market Series at cost	$28,664
Investment in DWS Government & Agency Securities Portfolio at cost*	$11

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  25

Statements of Operations

For the Year Ended August 31, 2024

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P 500 Growth ESG ETF	Xtrackers S&P 500 Value ESG ETF	Xtrackers S&P ESG Dividend Aristocrats ETF

Investment Income
Unaffiliated dividend income*	$15,144,325	$75,564	$127,809	$146,032
Income distributions from affiliated funds	112,507	283	188	290
Affiliated securities lending income	105	—	—	—
Payments by affiliates (see note 6)	1,521	104	200	43
Total investment income	15,258,458	75,951	128,197	146,365

Expenses
Investment advisory fees	1,157,322	12,622	8,635	7,606
Other expenses	58	58	58	58
Total expenses	1,157,380	12,680	8,693	7,664
Less fees waived (see note 3):
Waiver	(101,377)	(6)	(4)	(7)
Net expenses	1,056,003	12,674	8,689	7,657
Net investment income (loss)	14,202,455	63,277	119,508	138,708

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(15,465,115)	(122,734)	(59,470)	(265,311)
In-kind redemptions	54,485,765	842,598	605,373	249,886
Futures contracts	540,811	—	—	(1,189)
Net realized gain (loss)	39,561,461	719,864	545,903	(16,614)
Net change in unrealized appreciation (depreciation) on:
Investments	198,872,727	1,494,326	514,753	560,820
Futures contracts	67,057	—	—	—
Net change in unrealized appreciation (depreciation)	198,939,784	1,494,326	514,753	560,820
Net realized and unrealized gain (loss) on investments and futures	238,501,245	2,214,190	1,060,656	544,206
Net Increase (Decrease) in Net Assets Resulting from Operations	$252,703,700	$2,277,467	$1,180,164	$682,914

* Unaffiliated foreign tax withheld	$3,870	$—	$24	$—

See Notes to Financial Statements.

26  |  DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2024

Xtrackers S&P MidCap 400 ESG ETF

Investment Income
Unaffiliated dividend income	$136,888
Income distributions from affiliated funds	1,128
Affiliated securities lending income	106
Total investment income	138,122

Expenses
Investment advisory fees	13,604
Other expenses	58
Total expenses	13,662
Less fees waived (see note 3):
Waiver	(26)
Net expenses	13,636
Net investment income (loss)	124,486

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(398,135)
In-kind redemptions	1,953,158
Futures contracts	(1,142)
Net realized gain (loss)	1,553,881
Net change in unrealized appreciation (depreciation) on:
Investments	(278,685)
Futures contracts	1,381
Net change in unrealized appreciation (depreciation)	(277,304)
Net realized and unrealized gain (loss) on investments and futures	1,276,577
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,401,063

See Notes to Financial Statements.

DBX ETF Trust  |  27

Statements of Changes in Net Assets

	Xtrackers S&P 500 ESG ETF		Xtrackers S&P 500 Growth ESG ETF
				For the Period
				November 9,
	Year Ended	Year Ended	Year Ended	2022(1) to
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$14,202,455	$11,849,356	$63,277	$51,749
Net realized gain (loss)	39,561,461	25,225,191	719,864	457,486
Net change in net unrealized appreciation (depreciation)	198,939,784	83,799,483	1,494,326	1,103,238
Net increase (decrease) in net assets resulting from operations	252,703,700	120,874,030	2,277,467	1,612,473
Distributions to Shareholders	(13,345,373)	(11,480,600)	(62,788)	(37,566)
Fund Shares Transactions
Proceeds from shares sold	520,593,214	315,559,828	7,653,913	7,802,232
Value of shares redeemed	(231,988,742)	(287,664,724)	(3,618,529)	(2,810,035)
Net increase (decrease) in net assets resulting from fund share transactions	288,604,472	27,895,104	4,035,384	4,992,197
Total net increase (decrease) in Net Assets	527,962,799	137,288,534	6,250,063	6,567,104
Net Assets
Beginning of period	885,153,682	747,865,148	6,567,129	25
End of period	$1,413,116,481	$885,153,682	$12,817,192	$6,567,129

Changes in Shares Outstanding
Shares outstanding, beginning of period	21,400,001	21,000,001	200,001	1
Shares sold	11,000,000	8,450,000	200,000	300,000
Shares redeemed	(5,100,000)	(8,050,000)	(100,000)	(100,000)
Shares outstanding, end of period	27,300,001	21,400,001	300,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

28  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 Value ESG ETF		Xtrackers S&P ESG Dividend Aristocrats ETF
		For the Period		For the Period
		November 9,		November 9,
	Year Ended	2022(1) to	Year Ended	2022(1) to
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$119,508	$93,322	$138,708	$111,874
Net realized gain (loss)	545,903	(23,756)	(16,614)	9,247
Net change in net unrealized appreciation (depreciation)	514,753	320,430	560,820	(9,995)
Net increase (decrease) in net assets resulting from operations	1,180,164	389,996	682,914	111,126
Distributions to Shareholders	(112,622)	(72,462)	(135,267)	(87,024)
Fund Shares Transactions
Proceeds from shares sold	2,852,603	5,000,000	1,270,790	6,282,907
Value of shares redeemed	(2,846,044)	—	(1,259,701)	(1,296,084)
Net increase (decrease) in net assets resulting from fund share transactions	6,559	5,000,000	11,089	4,986,823
Total net increase (decrease) in Net Assets	1,074,101	5,317,534	558,736	5,010,925
Net Assets
Beginning of period	5,317,559	25	5,010,950	25
End of period	$6,391,660	$5,317,559	$5,569,686	$5,010,950

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	1	200,001	1
Shares sold	100,000	200,000	50,000	250,000
Shares redeemed	(100,000)	—	(50,000)	(50,000)
Shares outstanding, end of period	200,001	200,001	200,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |  29

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P MidCap 400 ESG ETF
	Year Ended	Year Ended
	August 31, 2024	August 31, 2023

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$124,486	$164,321
Net realized gain (loss)	1,553,881	(229,076)
Net change in net unrealized appreciation (depreciation)	(277,304)	1,170,609
Net increase (decrease) in net assets resulting from operations	1,401,063	1,105,854
Distributions to Shareholders	(136,516)	(160,493)
Fund Shares Transactions
Proceeds from shares sold	2,870,020	—
Value of shares redeemed	(9,974,426)	—
Net increase (decrease) in net assets resulting from fund share transactions	(7,104,406)	—
Total net increase (decrease) in Net Assets	(5,839,859)	945,361
Net Assets
Beginning of period	11,952,925	11,007,564
End of period	$6,113,066	$11,952,925

Changes in Shares Outstanding
Shares outstanding, beginning of period	450,001	450,001
Shares sold	100,000	—
Shares redeemed	(350,000)	—
Shares outstanding, end of period	200,001	450,001

See Notes to Financial Statements.

30  |  DBX ETF Trust

Financial Highlights

Xtrackers S&P 500 ESG ETF

	Years Ended August 31,

	2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of year	$41.36	$35.61	$39.93	$31.08	$25.30
Income (loss) from investment operations:
Net investment income (loss)(a)	0.61	0.60	0.53	0.49	0.50
Net realized and unrealized gain (loss)	10.38	5.72	(4.32)	8.79	5.85
Total from investment operations	10.99	6.32	(3.79)	9.28	6.35
Less distributions from:
Net investment income	(0.59)	(0.57)	(0.53)	(0.43)	(0.57)
Total from distributions	(0.59)	(0.57)	(0.53)	(0.43)	(0.57)
Net Asset Value, end of year	$51.76	$41.36	$35.61	$39.93	$31.08
Total Return (%)(b)	26.79	17.99	(9.59)	30.16	25.71

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	1,413	885	748	745	270
Ratio of expenses before fee waiver (%)	0.11	0.11	0.11	0.11	0.11
Ratio of expenses after fee waiver (%)	0.10	0.10	0.10	0.10	0.11
Ratio of net investment income (loss) (%)	1.34	1.63	1.37	1.41	1.86
Portfolio turnover rate (%)(c)	11	9	6	13	11

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Financial Highlights (Continued)

Xtrackers S&P 500 Growth ESG ETF

	Year Ended	Period Ended

	8/31/2024	8/31/2023(a)

Selected Per Share Data
Net Asset Value, beginning of period	$32.84	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.28	0.26
Net realized and unrealized gain (loss)	9.90	7.77
Total from investment operations	10.18	8.03
Less distributions from:
Net investment income	(0.30)	(0.19)
Total from distributions	(0.30)	(0.19)
Net Asset Value, end of period	$42.72	$32.84
Total Return (%)(c)	31.22	32.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	13	7
Ratio of expenses before fee waiver (%)	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	*
Ratio of net investment income (loss) (%)	0.75	1.11	*
Portfolio turnover rate (%)(d)	54	57	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

32  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 Value ESG ETF

	Year Ended	Period Ended

	8/31/2024	8/31/2023(a)

Selected Per Share Data
Net Asset Value, beginning of period	$26.59	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.60	0.47
Net realized and unrealized gain (loss)	5.30	1.48
Total from investment operations	5.90	1.95
Less distributions from:
Net investment income	(0.53)	(0.36)
Total from distributions	(0.53)	(0.36)
Net Asset Value, end of period	$31.96	$26.59
Total Return (%)(c)	22.45	7.91	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6	5
Ratio of expenses before fee waiver (%)	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	*
Ratio of net investment income (loss) (%)	2.08	2.23	*
Portfolio turnover rate (%)(d)	42	66	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  33

Financial Highlights (Continued)

Xtrackers S&P ESG Dividend Aristocrats ETF

	Year Ended	Period Ended

	8/31/2024	8/31/2023(a)

Selected Per Share Data
Net Asset Value, beginning of period	$25.05	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.69	0.56
Net realized and unrealized gain (loss)	2.79	(0.07)
Total from investment operations	3.48	0.49
Less distributions from:
Net investment income	(0.68)	(0.44)
Total from distributions	(0.68)	(0.44)
Net Asset Value, end of period	$27.85	$25.05
Total Return (%)(c)	14.15	1.99	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6	5
Ratio of expenses before fee waiver (%)	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	*
Ratio of net investment income (loss) (%)	2.74	2.74	*
Portfolio turnover rate (%)(d)	36	29	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

34  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P MidCap 400 ESG ETF

	Years Ended August 31,			Period Ended

	2024	2023	2022	8/31/2021(a)

Selected Per Share Data
Net Asset Value, beginning of period	$26.56	$24.46	$27.39	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.38	0.37	0.32	0.14
Net realized and unrealized gain (loss)	4.02	2.09	(2.94)	2.33
Total from investment operations	4.40	2.46	(2.62)	2.47
Less distributions from:
Net investment income	(0.39)	(0.36)	(0.31)	(0.08)
Total from distributions	(0.39)	(0.36)	(0.31)	(0.08)
Net Asset Value, end of period	$30.57	$26.56	$24.46	$27.39
Total Return (%)(c)	16.70	10.18	(9.64)	9.92	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6	12	11	11
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.38	1.45	1.24	1.00	*
Portfolio turnover rate (%)(d)	35	39	41	27	**

(a)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  35

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2024, the Trust consists of thirty-nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers S&P 500 ESG ETF

Xtrackers S&P 500 Growth ESG ETF

Xtrackers S&P 500 Value ESG ETF

Xtrackers S&P ESG Dividend Aristocrats ETF

Xtrackers S&P MidCap 400 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF offers shares that are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers S&P 500 ESG ETF	S&P 500 ESG Index
Xtrackers S&P 500 Growth ESG ETF	S&P 500 Growth ESG Index
Xtrackers S&P 500 Value ESG ETF	S&P 500 Value ESG Index
Xtrackers S&P ESG Dividend Aristocrats ETF	S&P ESG High Yield Dividend Aristocrats Index
Xtrackers S&P MidCap 400 ESG ETF	S&P MidCap 400 ESG Index

S&P 500 ESG Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P 500 Growth ESG Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (ESG) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, the Underlying Index reweights quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

S&P 500 Value ESG Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (ESG) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Value Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, the Underlying Index reweights quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

36  |  DBX ETF Trust

S&P ESG High Yield Dividend Aristocrats Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats Index measures the performance of companies within the S&P Composite 1500 Index that have followed a policy of consistently increasing dividends every year for at least 20 years. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of January. Constituent weights are updated quarterly after the close of the last business day in April, July and October. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 ESG Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers S&P MidCap 400 ESG ETF is a diversified series of the Trust. Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DBX ETF Trust  |  37

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of

Investments.

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended August 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2024), remains subject to examination by taxing authorities.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2024, the Funds did not incur any interest or penalties.

38  |  DBX ETF Trust

As of August 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

			Unrealized	Total
	Undistributed	Capital and Other	Appreciation	Accumulated
	Ordinary Income*	Gains (Losses)	(Depreciation)	Earnings (Losses)
Xtrackers S&P 500 ESG ETF	$3,450,255	$(14,611,646)	$229,436,990	$218,275,599
Xtrackers S&P 500 Growth ESG ETF	14,672	(83,035)	2,499,539	2,431,176
Xtrackers S&P 500 Value ESG ETF	27,746	(51,896)	804,876	780,726
Xtrackers S&P ESG Dividend Aristocrats ETF	28,291	(300,208)	510,484	238,567
Xtrackers S&P MidCap 400 ESG ETF	22,242	(448,354)	441,295	15,183

The tax character of dividends and distributions declared for the years ended August 31, 2024 and August 31, 2023 were as follows:

Year Ended August
31, 2024
Ordinary Income*
Xtrackers S&P 500 ESG ETF	$13,345,373
Xtrackers S&P 500 Growth ESG ETF	62,788
Xtrackers S&P 500 Value ESG ETF	112,622
Xtrackers S&P ESG Dividend Aristocrats ETF	135,267
Xtrackers S&P MidCap 400 ESG ETF	136,516

Year Ended August
31, 2023
Ordinary Income*
Xtrackers S&P 500 ESG ETF	$11,480,600
Xtrackers S&P 500 Growth ESG ETF	37,566
Xtrackers S&P 500 Value ESG ETF	72,462
Xtrackers S&P ESG Dividend Aristocrats ETF	87,024
Xtrackers S&P MidCap 400 ESG ETF	160,493

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers S&P 500 ESG ETF	$4,827,577	$9,780,992	$14,608,569
Xtrackers S&P 500 Growth ESG ETF	60,669	22,366	83,035
Xtrackers S&P 500 Value ESG ETF	6,519	45,317	51,836
Xtrackers S&P ESG Dividend Aristocrats ETF	117,488	182,720	300,208
Xtrackers S&P MidCap 400 ESG ETF	86,883	361,471	448,354

For the fiscal year ended August 31, 2024, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable
	earnings (loss)	Paid-In Capital
Xtrackers S&P 500 ESG ETF	$(49,986,236)	$49,986,236
Xtrackers S&P 500 Growth ESG ETF	(836,925)	836,925
Xtrackers S&P 500 Value ESG ETF	(604,350)	604,350
Xtrackers S&P ESG Dividend Aristocrats ETF	(245,450)	245,450
Xtrackers S&P MidCap 400 ESG ETF	(1,533,774)	1,533,774

DBX ETF Trust  |  39

As of August 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

		Net Unrealized	Aggregate Gross	Aggregate Gross
		Appreciation	Unrealized	Unrealized
	Aggregate Tax Cost	(Depreciation)	Appreciation	(Depreciation)
Xtrackers S&P 500 ESG ETF	$1,182,183,809	$229,436,990	$268,421,487	$(38,984,497)
Xtrackers S&P 500 Growth ESG ETF	10,312,465	2,499,539	2,572,319	(72,780)
Xtrackers S&P 500 Value ESG ETF	5,579,091	804,876	969,909	(165,033)
Xtrackers S&P ESG Dividend Aristocrats ETF	5,050,932	510,484	704,178	(193,694)
Xtrackers S&P MidCap 400 ESG ETF	5,666,329	441,295	837,757	(396,462)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers S&P MidCap 400 ESG ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Prior to September 27, 2023, the Bank of New York Mellon served as securities lending agent for Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2024, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of August 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of August 31, 2024, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2024
	Overnight		Between
	and		30 & 90
Securities Lending Transactions	Continuous	<30 Days	Days	>90 Days	Total
Xtrackers S&P 500 ESG ETF
Common Stocks	$181,933	$—	$—	$—	$181,933
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$181,933
Xtrackers S&P 500 Value ESG ETF
Common Stocks	$2,333	$—	$—	$—	$2,333
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$2,333
Xtrackers S&P MidCap 400 ESG ETF
Common Stocks	$11	$—	$—	$—	$11
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$11

As of August 31, 2024, Xtrackers S&P 500 Growth ESG ETF and Xtrackers S&P ESG Dividend Aristocrats ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2024, Xtrackers S&P 500 ESG ETF, Xtrackers S&P ESG Dividend Aristocrats ETF and Xtrackers S&P MidCap 400 ESG ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2024 is included in a table following the Funds’ Schedule of Investments.

DBX ETF Trust  |  41

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers S&P 500 ESG ETF
Equity contracts	Unrealized appreciation on futures contracts*	$89,580	Unrealized depreciation on futures contracts*	$—
	Total	$89,580	Total	$—

Xtrackers S&P MidCap 400 ESG ETF
Equity contracts	Unrealized appreciation on futures contracts*	$1,381	Unrealized depreciation on futures contracts*	$—
	Total	$1,381	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Futures Contracts
Net Realized Gain (Loss) from:	— Equity Contracts
Xtrackers S&P 500 ESG ETF	$540,811
Xtrackers S&P ESG Dividend Aristocrats ETF	(1,189)
Xtrackers S&P MidCap 400 ESG ETF	(1,142)

Futures Contracts
Net Change in Unrealized Appreciation (Depreciation) on:	— Equity Contracts
Xtrackers S&P 500 ESG ETF	$67,057
Xtrackers S&P MidCap 400 ESG ETF	1,381

For the year ended August 31, 2024 the average monthly volume of derivatives was as follows:

Futures Contracts
(Contract Value)
Xtrackers S&P 500 ESG ETF	$2,527,065
Xtrackers S&P ESG Dividend Aristocrats ETF	1,949
Xtrackers S&P MidCap 400 ESG ETF	20,769

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money

Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

42  |  DBX ETF Trust

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets (through August 12, 2024 for the Xtrackers S&P 500 ESG ETF), computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory
Fee
Xtrackers S&P 500 ESG ETF	0.11%
Xtrackers S&P 500 Growth ESG ETF	0.15%
Xtrackers S&P 500 Value ESG ETF	0.15%
Xtrackers S&P ESG Dividend Aristocrats ETF	0.15%
Xtrackers S&P MidCap 400 ESG ETF	0.15%

Effective August 13, 2024, for its investment advisory services to the Fund below, the Advisor was entitled to receive a unitary advisory fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory
Fee
Xtrackers S&P 500 ESG ETF	0.10%

The Advisor for the Xtrackers S&P 500 ESG ETF had contractually agreed through August 12, 2024 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund’s average daily net assets. For the year ended August 31, 2024, the Advisor waived $98,895 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2024, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers S&P 500 ESG ETF	$2,482
Xtrackers S&P 500 Growth ESG ETF	6
Xtrackers S&P 500 Value ESG ETF	4
Xtrackers S&P ESG Dividend Aristocrats ETF	7
Xtrackers S&P MidCap 400 ESG ETF	26

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The

Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

DBX ETF Trust  |  43

Affiliated Securities Lending Agent Fees. Effective September 27, 2023, Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended August 31, 2024, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending
Agent Fees
Xtrackers S&P 500 ESG ETF	$9

4. Investment Portfolio Transactions

For the year ended August 31, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers S&P 500 ESG ETF	$118,334,959	$119,677,021
Xtrackers S&P 500 Growth ESG ETF	4,661,298	4,707,368
Xtrackers S&P 500 Value ESG ETF	2,560,801	2,470,465
Xtrackers S&P ESG Dividend Aristocrats ETF	1,906,256	1,873,492
Xtrackers S&P MidCap 400 ESG ETF	3,201,538	3,230,279

For the year ended August 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers S&P 500 ESG ETF	$520,587,339	$230,845,373
Xtrackers S&P 500 Growth ESG ETF	7,604,369	3,524,152
Xtrackers S&P 500 Value ESG ETF	2,779,609	2,857,574
Xtrackers S&P ESG Dividend Aristocrats ETF	1,270,787	1,288,457
Xtrackers S&P MidCap 400 ESG ETF	2,870,047	9,960,367

5. Fund Share Transactions

As of August 31, 2024, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the year ended August 31, 2024, the Advisor and the securities lending agent, Deutsche Bank AG, agreed to reimburse the Funds and amounts below for securities lending income in connection to an operational delay with the lending agent transition (see Securities Lending note 2.)

The amounts reimbursed were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amount
Xtrackers S&P 500 ESG ETF	$1,014
Xtrackers S&P 500 Growth ESG ETF	69
Xtrackers S&P 500 Value ESG ETF	133
Xtrackers S&P ESG Dividend Aristocrats ETF	29

44  |  DBX ETF Trust

Deutsche Bank AG	Amount
Xtrackers S&P 500 ESG ETF	$507
Xtrackers S&P 500 Growth ESG ETF	35
Xtrackers S&P 500 Value ESG ETF	67
Xtrackers S&P ESG Dividend Aristocrats ETF	14

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31,

2024, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate
Percent of
Outstanding
Shares Held
Xtrackers S&P 500 Growth ESG ETF	60%
Xtrackers S&P 500 Value ESG ETF	90%
Xtrackers S&P ESG Dividend Aristocrats ETF	65%

DBX ETF Trust  |  45

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF, Xtrackers S&P ESG Dividend Aristocrats ETF, Xtrackers S&P 500 Growth ESG ETF and Xtrackers S&P 500 Value ESG ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF, Xtrackers S&P ESG Dividend Aristocrats ETF, Xtrackers S&P 500 Growth ESG ETF, and Xtrackers S&P 500 Value ESG ETF (collectively referred to as the “Funds”), (five of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting DBX ETF Trust) at August 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers S&P 500 ESG ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Xtrackers S&P MidCap 400 ESG ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the three years in the period ended August 31, 2024 and the period from February 24, 2021 (commencement of operations) through August 31, 2021
Xtrackers S&P ESG Dividend Aristocrats ETF Xtrackers S&P 500 Growth ESG ETF Xtrackers S&P 500 Value ESG ETF	For the year ended August 31, 2024	For the year ended August 31, 2024 and the period from November 9, 2022 (commencement of operations) through August 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation

46  |  DBX ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 24, 2024

DBX ETF Trust  |  47

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF, Xtrackers S&P ESG Dividend Aristocrats ETF and Xtrackers S&P MidCap 400 ESG ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 14-15, 2024 (the “February Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers S&P 500 ESG ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF, Xtrackers S&P ESG Dividend Aristocrats ETF and Xtrackers S&P MidCap 400 ESG ETF (each a “Fund,” and collectively, the “Funds”). In addition, after discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 8, 2024 (the “May Meeting”), the Trustees unanimously approved the continuance of the Investment Advisory Agreements for each Fund for a new annual period ending on May 31, 2025. The Independent Trustees were advised throughout the review and Meetings by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the February Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on February 14, 2024 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the February Meeting and May Meeting including confirmation at the May Meeting from the Advisor that there had been no material changes to the information presented to the Board in connection with the approval of the Investment Advisory Agreement at the February Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect

DBX ETF Trust  |  49

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

50  |  DBX ETF Trust

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2024.

	Qualified Dividend Income*	Dividends Received Reduction*
Xtrackers S&P 500 ESG ETF	100%	99%
Xtrackers S&P 500 Growth ESG ETF	100%	100%
Xtrackers S&P 500 Value ESG ETF	100%	94%
Xtrackers S&P ESG Dividend Aristocrats ETF	100%	92%
Xtrackers S&P MidCap 400 ESG ETF	100%	93%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

DBX ETF Trust  |  51

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable. The Independent Trustees are paid by the Advisor out of the unitary advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Arne Noack
Arne Noack
Principal Executive Officer

Date November 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Arne Noack
Arne Noack
Principal Executive Officer

Date November 1, 2024

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date November 1, 2024